Nationwide Destination 2025 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 88.3%
Shares Value ($)
Alternative Assets 5.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 915,209 8,703,641
Total Alternative Assets
(cost $8,916,955) 8,703,641
Equity Funds 36.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 588,000 5,950,560
Nationwide International Index
Fund, Class R6(a) 1,811,608 15,597,946
Nationwide Mid Cap Market
Index Fund, Class R6(a) 203,346 3,416,220
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,821,822 23,792,990
Nationwide Small Cap Index
Fund, Class R6(a) 54,460 620,843
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 987,732 10,845,297
Total Equity Funds
(cost $47,123,180) 60,223,856
Fixed Income Funds 46.8%
Nationwide Bond Portfolio, Class
R6(a) 7,992,048 68,491,855
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,016,701 9,201,143
Total Fixed Income Funds
(cost $87,443,738) 77,692,998
Total Investment Companies
(cost $143,483,873) 146,620,495
Exchange Traded Funds 4.7%
Shares Value ($)
Equity Fund 2.9%
iShares Core MSCI Emerging
Markets ETF 91,851 4,797,378
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF 29,898 2,991,295
Total Exchange Traded Funds
(cost $8,435,255) 7,788,673
Short-Term Investment 7.0%
Money Market Fund 7.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 11,572,289 11,572,289
Total Short-Term Investment
(cost $11,572,289)
11,572,289
Total Investments
(cost $163,491,417) — 100.0% 165,981,457
Liabilities in excess of other assets — 0.0%
†
(12,306)
NET ASSETS — 100.0% $ 165,969,151
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2025 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,788,673 $ – $ – $ 7,788,673
Investment Companies 146,620,495 – – 146,620,495
Short-Term Investment 11,572,289 – – 11,572,289
Total $ 165,981,457 $ – $ – $ 165,981,457
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 90 .6%
Shares Value ($)
Alternative Assets 3.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 773,915 7,359,934
Total Alternative Assets
(cost $7,633,427) 7,359,934
Equity Funds 51.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 974,000 9,856,880
Nationwide International Index
Fund, Class R6(a) 3,096,445 26,660,394
Nationwide Mid Cap Market
Index Fund, Class R6(a) 388,963 6,534,578
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,044,089 39,755,805
Nationwide Small Cap Index
Fund, Class R6(a) 290,091 3,307,038
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,665,534 18,287,558
Total Equity Funds
(cost $84,061,831) 104,402,253
Fixed Income Funds 35.2%
Nationwide Bond Portfolio, Class
R6(a) 7,716,308 66,128,757
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 536,770 4,857,772
Total Fixed Income Funds
(cost $79,600,452) 70,986,529
Total Investment Companies
(cost $171,295,710) 182,748,716
Exchange Traded Funds 5 .7%
Shares Value ($)
Equity Fund 4.3%
iShares Core MSCI Emerging
Markets ETF 164,697 8,602,124
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 28,816 2,883,041
Total Exchange Traded Funds
(cost $12,049,076) 11,485,165
Short-Term Investment 3 .7%
Money Market Fund 3 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 7,548,311 7,548,311
Total Short-Term Investment
(cost $7,548,311)
7,548,311
Total Investments
(cost $190,893,097) — 100.0% 201,782,192
Liabilities in excess of other assets — 0.0%
†
(60,162)
NET ASSETS — 100.0% $ 201,722,030
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2030 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,485,165 $ – $ – $ 11,485,165
Investment Companies 182,748,716 – – 182,748,716
Short-Term Investment 7,548,311 – – 7,548,311
Total $ 201,782,192 $ – $ – $ 201,782,192
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 91 .6%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 505,857 4,810,704
Total Alternative Assets
(cost $5,032,644) 4,810,704
Equity Funds 62.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 1,074,000 10,868,880
Nationwide International Index
Fund, Class R6(a) 3,394,584 29,227,365
Nationwide Mid Cap Market
Index Fund, Class R6(a) 498,082 8,367,778
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,311,544 43,248,767
Nationwide Small Cap Index
Fund, Class R6(a) 432,380 4,929,136
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,810,686 19,881,331
Total Equity Funds
(cost $95,482,003) 116,523,257
Fixed Income Funds 26.5%
Nationwide Bond Portfolio, Class
R6(a) 5,550,535 47,568,087
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 199,251 1,803,225
Total Fixed Income Funds
(cost $54,720,808) 49,371,312
Total Investment Companies
(cost $155,235,455) 170,705,273
Exchange Traded Funds 6 .7%
Shares Value ($)
Equity Fund 5.6%
iShares Core MSCI Emerging
Markets ETF 198,137 10,348,695
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 20,401 2,041,120
Total Exchange Traded Funds
(cost $12,659,854) 12,389,815
Short-Term Investment 1 .8%
Money Market Fund 1 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 3,410,604 3,410,604
Total Short-Term Investment
(cost $3,410,604)
3,410,604
Total Investments
(cost $171,305,913) — 100.1% 186,505,692
Liabilities in excess of other assets — (0.1)% (165,787)
NET ASSETS — 100.0% $ 186,339,905
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2035 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,389,815 $ – $ – $ 12,389,815
Investment Companies 170,705,273 – – 170,705,273
Short-Term Investment 3,410,604 – – 3,410,604
Total $ 186,505,692 $ – $ – $ 186,505,692
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 91.9%
Shares Value ($)
Alternative Assets 1.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 297,518 2,829,393
Total Alternative Assets
(cost $2,909,125) 2,829,393
Equity Funds 71.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 1,122,000 11,354,640
Nationwide International Index
Fund, Class R6(a) 3,576,410 30,792,890
Nationwide Mid Cap Market
Index Fund, Class R6(a) 564,610 9,485,448
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,465,926 45,264,997
Nationwide Small Cap Index
Fund, Class R6(a) 416,659 4,749,908
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,859,976 20,422,540
Total Equity Funds
(cost $100,801,173) 122,070,423
Fixed Income Funds 18.4%
Nationwide Bond Portfolio, Class
R6(a) 3,600,032 30,852,270
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 50,570 457,657
Total Fixed Income Funds
(cost $34,530,988) 31,309,927
Total Investment Companies
(cost $138,241,286) 156,209,743
Exchange Traded Funds 7.3%
Shares Value ($)
Equity Fund 6.4%
iShares Core MSCI Emerging
Markets ETF 208,074 10,867,705
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 16,140 1,614,807
Total Exchange Traded Funds
(cost $12,606,941) 12,482,512
Short-Term Investment 0.8%
Money Market Fund 0.8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 1,308,585 1,308,585
Total Short-Term Investment
(cost $1,308,585)
1,308,585
Total Investments
(cost $152,156,812) — 100.0% 170,000,840
Other assets in excess of liabilities — 0.0%
†
28,169
NET ASSETS — 100.0% $ 170,029,009
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2040 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,482,512 $ – $ – $ 12,482,512
Investment Companies 156,209,743 – – 156,209,743
Short-Term Investment 1,308,585 – – 1,308,585
Total $ 170,000,840 $ – $ – $ 170,000,840
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 91 .9%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 120,678 1,147,651
Total Alternative Assets
(cost $1,193,149) 1,147,651
Equity Funds 77.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 1,056,000 10,686,720
Nationwide International Index
Fund, Class R6(a) 3,466,248 29,844,398
Nationwide Mid Cap Market
Index Fund, Class R6(a) 579,530 9,736,099
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,297,200 43,061,432
Nationwide Small Cap Index
Fund, Class R6(a) 386,362 4,404,532
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,786,153 19,611,959
Total Equity Funds
(cost $97,139,354) 117,345,140
Fixed Income Fund 13.9%
Nationwide Bond Portfolio, Class
R6(a) 2,457,258 21,058,701
Total Fixed Income Funds
(cost $23,171,870) 21,058,701
Total Investment Companies
(cost $121,504,373) 139,551,492
Exchange Traded Funds 7 .8%
Shares Value ($)
Equity Fund 6.8%
iShares Core MSCI Emerging
Markets ETF 199,303 10,409,596
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 14,843 1,485,042
Total Exchange Traded Funds
(cost $12,035,000) 11,894,638
Short-Term Investment 0 .3%
Money Market Fund 0 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 511,706 511,706
Total Short-Term Investment
(cost $511,706)
511,706
Total Investments
(cost $134,051,079) — 100.0% 151,957,836
Liabilities in excess of other assets — 0.0%
†
(65,647)
NET ASSETS — 100.0% $ 151,892,189
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2045 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,894,638 $ – $ – $ 11,894,638
Investment Companies 139,551,492 – – 139,551,492
Short-Term Investment 511,706 – – 511,706
Total $ 151,957,836 $ – $ – $ 151,957,836
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 91.9%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 26,277 249,896
Total Alternative Assets
(cost $254,789) 249,896
Equity Funds 80.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 1,042,169 10,546,750
Nationwide International Index
Fund, Class R6(a) 3,373,677 29,047,357
Nationwide Mid Cap Market
Index Fund, Class R6(a) 587,529 9,870,483
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,244,215 42,369,453
Nationwide Small Cap Index
Fund, Class R6(a) 371,669 4,237,026
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,741,202 19,118,396
Total Equity Funds
(cost $95,907,251) 115,189,465
Fixed Income Fund 11.6%
Nationwide Bond Portfolio, Class
R6(a) 1,951,422 16,723,690
Total Fixed Income Funds
(cost $18,221,156) 16,723,690
Total Investment Companies
(cost $114,383,196) 132,163,051
Exchange Traded Funds 8.2%
Shares Value ($)
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 196,890 10,283,564
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 15,037 1,504,452
Total Exchange Traded Funds
(cost $11,815,293) 11,788,016
Total Investments
(cost $126,198,489) — 100.1% 143,951,067
Liabilities in excess of other assets — (0.1)% (104,131)
NET ASSETS — 100.0% $ 143,846,936
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2050 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,788,016 $ – $ – $ 11,788,016
Investment Companies 132,163,051 – – 132,163,051
Total $ 143,951,067 $ – $ – $ 143,951,067
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2055 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 81.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 697,852 7,062,259
Nationwide International Index
Fund, Class R6(a) 2,334,873 20,103,257
Nationwide Mid Cap Market
Index Fund, Class R6(a) 416,865 7,003,335
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,168,725 28,323,547
Nationwide Small Cap Index
Fund, Class R6(a) 254,400 2,900,156
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,181,745 12,975,565
Total Equity Funds
(cost $65,676,175) 78,368,119
Fixed Income Fund 9.9%
Nationwide Bond Portfolio, Class
R6(a) 1,108,763 9,502,097
Total Fixed Income Funds
(cost $10,275,358) 9,502,097
Total Investment Companies
(cost $75,951,533) 87,870,216
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 135,187 7,060,817
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 9,815 981,991
Total Exchange Traded Funds
(cost $8,000,422) 8,042,808
Total Investments
(cost $83,951,955) — 100.1% 95,913,024
Liabilities in excess of other assets — (0.1)% (86,994)
NET ASSETS — 100.0% $ 95,826,030
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2055 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2055 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,042,808 $ – $ – $ 8,042,808
Investment Companies 87,870,216 – – 87,870,216
Total $ 95,913,024 $ – $ – $ 95,913,024
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 82.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 322,868 3,267,425
Nationwide International Index
Fund, Class R6(a) 1,087,917 9,366,964
Nationwide Mid Cap Market
Index Fund, Class R6(a) 201,074 3,378,048
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,004,236 13,115,326
Nationwide Small Cap Index
Fund, Class R6(a) 121,631 1,386,590
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 547,661 6,013,316
Total Equity Funds
(cost $30,934,930) 36,527,669
Fixed Income Fund 9.0%
Nationwide Bond Portfolio, Class
R6(a) 464,359 3,979,554
Total Fixed Income Funds
(cost $4,262,198) 3,979,554
Total Investment Companies
(cost $35,197,128) 40,507,223
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 64,049 3,345,279
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 3,570 357,179
Total Exchange Traded Funds
(cost $3,609,197) 3,702,458
Total Investments
(cost $38,806,325) — 100.0% 44,209,681
Other assets in excess of liabilities — 0.0%
†
4,201
NET ASSETS — 100.0% $ 44,213,882
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2060 Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,702,458 $ – $ – $ 3,702,458
Investment Companies 40,507,223 – – 40,507,223
Total $ 44,209,681 $ – $ – $ 44,209,681
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2065 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 25
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 83.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 45,728 462,771
Nationwide International Index
Fund, Class R6(a) 153,614 1,322,621
Nationwide Mid Cap Market
Index Fund, Class R6(a) 29,170 490,060
Nationwide Multi-Cap Portfolio,
Class R6*(a) 142,036 1,854,994
Nationwide Small Cap Index
Fund, Class R6(a) 17,497 199,470
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 78,077 857,288
Total Equity Funds
(cost $4,578,664) 5,187,204
Fixed Income Fund 8.2%
Nationwide Bond Portfolio, Class
R6(a) 59,661 511,291
Total Fixed Income Funds
(cost $532,323) 511,291
Total Investment Companies
(cost $5,110,987) 5,698,495
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.8%
iShares Core MSCI Emerging
Markets ETF 9,222 481,665
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 369 36,919
Total Exchange Traded Funds
(cost $509,337) 518,584
Total Investments
(cost $5,620,324) — 100.0% 6,217,079
Other assets in excess of liabilities — 0.0%
†
1,548
NET ASSETS — 100.0% $ 6,218,627
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Destination 2065 Fund - July 31, 2023 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 518,584 $ – $ – $ 518,584
Investment Companies 5,698,495 – – 5,698,495
Total $ 6,217,079 $ – $ – $ 6,217,079
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 87 .7%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 650,901 6,190,073
Total Alternative Assets
(cost $5,991,854) 6,190,073
Equity Funds 31.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 332,000 3,359,840
Nationwide International Index
Fund, Class R6(a) 1,016,722 8,753,976
Nationwide Mid Cap Market
Index Fund, Class R6(a) 109,049 1,832,024
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,031,183 13,467,251
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 562,920 6,180,859
Total Equity Funds
(cost $26,162,070) 33,593,950
Fixed Income Funds 50.9%
Nationwide Bond Portfolio, Class
R6(a) 5,562,138 47,667,523
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 797,289 7,215,468
Total Fixed Income Funds
(cost $61,850,416) 54,882,991
Total Investment Companies
(cost $94,004,340) 94,667,014
Exchange Traded Funds 4 .4%
Shares Value ($)
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 51,449 2,687,181
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 20,704 2,071,435
Total Exchange Traded Funds
(cost $5,189,323) 4,758,616
Short-Term Investment 7 .9%
Money Market Fund 7 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (b) 8,479,525 8,479,525
Total Short-Term Investment
(cost $8,479,525)
8,479,525
Total Investments
(cost $107,673,188) — 100.0% 107,905,155
Liabilities in excess of other assets — 0.0%
†
(18,685)
NET ASSETS — 100.0% $ 107,886,470
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - July 31, 2023 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Destination Retirement Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,758,616 $ – $ – $ 4,758,616
Investment Companies 94,667,014 – – 94,667,014
Short-Term Investment 8,479,525 – – 8,479,525
Total $ 107,905,155 $ – $ – $ 107,905,155
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 90 .2%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 534,289 4,290,341
Total Alternative Assets
(cost $4,739,216) 4,290,341
Equity Funds 83.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 6,588,000 66,670,560
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,372,224 17,303,740
Nationwide International Index
Fund, Class R6(a) 15,800,022 136,038,189
Nationwide International Small
Cap Fund, Class R6(a) 3,501,445 34,104,072
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,106,379 102,587,169
Nationwide Multi-Cap Portfolio,
Class R6*(a) 20,538,758 268,236,185
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 10,084,680 110,729,785
Total Equity Funds
(cost $612,725,406) 735,669,700
Fixed Income Funds 6.2%
Nationwide Bond Portfolio, Class
R6(a) 5,414,327 46,400,787
Nationwide Loomis Core Bond
Fund, Class R6(a) 897,405 8,435,609
Total Fixed Income Funds
(cost $58,478,613) 54,836,396
Total Investment Companies
(cost $675,943,235) 794,796,437
Exchange Traded Funds 9 .9%
Equity Funds 9.9%
iShares Core MSCI Emerging
Markets ETF 1,322,282 69,062,789
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 169,052 17,777,508
Total Exchange Traded Funds
(cost $87,526,572) 86,840,297
Repurchase Agreement 1 .4%
Principal
Amount ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$12,601,817, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
7.63%, maturing 8/8/2023
- 8/15/2052; total market
value $12,853,853.(c) 12,599,968 12,599,968
Total Repurchase Agreement
(cost $12,599,968) 12,599,968
Total Investments
(cost $776,069,775) — 101.5% 894,236,702
Liabilities in excess of other assets — (1.5)% (13,202,653)
NET ASSETS — 100.0% $ 881,034,049
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $14,280,097, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,599,968 and by $1,855,049 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.25% – 4.38%, and maturity dates ranging from
11/15/2023 – 11/15/2052, a total value of $14,455,017.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $12,599,968.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Aggressive Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 86,840,297 $ – $ – $ 86,840,297
Investment Companies 794,796,437 – – 794,796,437
Repurchase Agreement – 12,599,968 – 12,599,968
Total $ 881,636,734 $ 12,599,968 $ – $ 894,236,702
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Conservative Fund
Investment Companies 75 .4%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 471,233 3,783,999
Nationwide Amundi Strategic
Income Fund, Class R6(a) 594,741 5,655,992
Total Alternative Assets
(cost $9,784,515) 9,439,991
Equity Funds 16.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 669,880 6,779,187
Nationwide International Index
Fund, Class R6(a) 1,053,485 9,070,506
Nationwide International Small
Cap Fund, Class R6(a) 97,516 949,802
Nationwide Mid Cap Market
Index Fund, Class R6(a) 373,437 6,273,749
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,067,129 26,996,705
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,031,706 11,328,129
Total Equity Funds
(cost $44,080,792) 61,398,078
Fixed Income Funds 56.5%
Nationwide Bond Portfolio, Class
R6(a) 15,950,462 136,695,462
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,072,921 18,759,939
Nationwide Loomis Core Bond
Fund, Class R6(a) 803,039 7,548,565
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 5,032,818 48,818,332
Total Fixed Income Funds
(cost $230,366,087) 211,822,298
Total Investment Companies
(cost $284,231,394) 282,660,367
Exchange Traded Funds 11 .6%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 105,396 5,504,833
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 8,505 894,386
Total Equity Funds
(cost $5,979,081) 6,399,219
Fixed Income Funds 9.9%
iShares 20+ Year Treasury Bond
ETF 146,333 14,640,616
iShares 7-10 Year Treasury
Bond ETF 117,059 11,207,229
iShares U.S. Treasury Bond ETF 493,614 11,244,527
Total Fixed Income Funds
(cost $45,277,316) 37,092,372
Total Exchange Traded Funds
(cost $51,256,397) 43,491,591
Short-Term Investment 13 .0%
Money Market Fund 13 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (c) 48,526,150 48,526,150
Total Short-Term Investment
(cost $48,526,150)
48,526,150
Total Investments
(cost $384,013,941) — 100.0% 374,678,108
Liabilities in excess of other assets — 0.0%
†
(86,204)
NET ASSETS — 100.0% $ 374,591,904
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $101,059, which was collateralized by $102,613
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.25% – 4.38%, and maturity dates
ranging from 11/15/2023 – 11/15/2052.
(c) Represents 7-day effective yield as of July 31, 2023.
ETF Exchange Traded Fund

Nationwide Investor Destinations Conservative Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 43,491,591 $ – $ – $ 43,491,591
Investment Companies 282,660,367 – – 282,660,367
Short-Term Investment 48,526,150 – – 48,526,150
Total $ 374,678,108 $ – $ – $ 374,678,108
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 84 .2%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,694,572 13,607,416
Nationwide Amundi Strategic
Income Fund, Class R6(a) 716,029 6,809,439
Total Alternative Assets
(cost $22,262,479) 20,416,855
Equity Funds 51.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 4,671,000 47,270,520
Nationwide GQG US Quality
Equity Fund, Class R6(a) 668,729 8,432,674
Nationwide International Index
Fund, Class R6(a) 9,713,038 83,629,261
Nationwide International Small
Cap Fund, Class R6(a) 1,429,795 13,926,199
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,472,658 41,540,658
Nationwide Multi-Cap Portfolio,
Class R6*(a) 14,461,814 188,871,288
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 7,270,712 79,832,415
Total Equity Funds
(cost $374,444,048) 463,503,015
Fixed Income Funds 30.9%
Nationwide Bond Portfolio, Class
R6(a) 22,210,221 190,341,597
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 985,218 8,916,220
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,743,759 44,591,331
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,714,493 36,030,584
Total Fixed Income Funds
(cost $303,810,706) 279,879,732
Total Investment Companies
(cost $700,517,233) 763,799,602
Exchange Traded Funds 10 .4%
Equity Funds 6.5%
iShares Core MSCI Emerging
Markets ETF(b) 702,387 36,685,673
iShares Core S&P Small-Cap
ETF(b) 212,483 22,344,712
Total Equity Funds
(cost $59,831,480) 59,030,385
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF 129,492 12,955,675
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury
Bond ETF 92,083 8,816,027
iShares U.S. Treasury Bond ETF 582,462 13,268,484
Total Fixed Income Funds
(cost $42,083,330) 35,040,186
Total Exchange Traded Funds
(cost $101,914,810) 94,070,571
Short-Term Investment 5 .4%
Money Market Fund 5 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (c) 49,031,426 49,031,426
Total Short-Term Investment
(cost $49,031,426)
49,031,426
Repurchase Agreement 1 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$12,377,116, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
7.63%, maturing 8/8/2023
- 8/15/2052; total market
value $12,624,658.(d) 12,375,300 12,375,300
Total Repurchase Agreement
(cost $12,375,300) 12,375,300
Total Investments
(cost $863,838,769) — 101.4% 919,276,899
Liabilities in excess of other assets — (1.4)% (12,689,999)
NET ASSETS — 100.0% $ 906,586,900
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $19,914,413, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,375,300 and by $7,895,782 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.25% – 4.38%, and maturity dates ranging from
11/15/2023 – 11/15/2052, a total value of $20,271,082.
(c) Represents 7-day effective yield as of July 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $12,375,300.
ETF Exchange Traded Fund

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderate Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 94,070,571 $ – $ – $ 94,070,571
Investment Companies 763,799,602 – – 763,799,602
Repurchase Agreement – 12,375,300 – 12,375,300
Short-Term Investment 49,031,426 – – 49,031,426
Total $ 906,901,599 $ 12,375,300 $ – $ 919,276,899
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 90 .9%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,317,905 18,612,774
Nationwide Amundi Strategic
Income Fund, Class R6(a) 979,414 9,314,226
Total Alternative Assets
(cost $30,103,827) 27,927,000
Equity Funds 68.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 8,138,000 82,356,560
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,463,273 18,451,873
Nationwide International Index
Fund, Class R6(a) 18,021,001 155,160,819
Nationwide International Small
Cap Fund, Class R6(a) 4,071,424 39,655,666
Nationwide Mid Cap Market
Index Fund, Class R6(a) 5,676,552 95,366,082
Nationwide Multi-Cap Portfolio,
Class R6*(a) 25,233,190 329,545,466
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 12,801,184 140,557,005
Total Equity Funds
(cost $713,478,435) 861,093,471
Fixed Income Funds 20.2%
Nationwide Bond Portfolio, Class
R6(a) 25,303,767 216,853,286
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,347,640 12,196,138
Investment Companies
Shares Value ($)
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,595,499 24,397,691
Total Fixed Income Funds
(cost $275,156,214) 253,447,115
Total Investment Companies
(cost $1,018,738,476) 1,142,467,586
Exchange Traded Funds 9 .2%
Equity Funds 9.2%
iShares Core MSCI Emerging
Markets ETF 1,729,174 90,314,758
iShares Core S&P Small-Cap
ETF(b) 240,403 25,280,779
Total Exchange Traded Funds
(cost $115,863,243) 115,595,537
Total Investments
(cost $1,134,601,719) — 100.1% 1,258,063,123
Liabilities in excess of other assets — (0.1)% (1,234,086)
NET ASSETS — 100.0% $ 1,256,829,037
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $2,640,778, which was collateralized
by $2,681,401 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.25% – 4.38%, and
maturity dates ranging from 11/15/2023 – 11/15/2052.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 115,595,537 $ – $ – $ 115,595,537
Investment Companies 1,142,467,586 – – 1,142,467,586
Total $ 1,258,063,123 $ – $ – $ 1,258,063,123
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 80.8%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 590,885 4,744,807
Nationwide Amundi Strategic
Income Fund, Class R6(a) 249,674 2,374,404
Total Alternative Assets
(cost $7,728,626) 7,119,211
Equity Funds 33.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6*(a) 1,072,000 10,848,640
Nationwide International Index
Fund, Class R6(a) 2,138,906 18,415,983
Nationwide International Small
Cap Fund, Class R6(a) 218,368 2,126,905
Nationwide Mid Cap Market
Index Fund, Class R6(a) 712,080 11,962,950
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,309,682 43,224,448
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,672,257 18,361,380
Total Equity Funds
(cost $81,033,643) 104,940,306
Fixed Income Funds 44.9%
Nationwide Bond Portfolio, Class
R6(a) 11,122,065 95,316,098
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,030,598 9,326,914
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,323,247 12,438,522
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,405,092 23,329,389
Total Fixed Income Funds
(cost $153,069,195) 140,410,923
Total Investment Companies
(cost $241,831,464) 252,470,440
Exchange Traded Funds 10.2%
Equity Funds 4.1%
iShares Core MSCI Emerging
Markets ETF(b) 170,140 8,886,412
iShares Core S&P Small-Cap
ETF(b) 36,793 3,869,152
Total Equity Funds
(cost $12,457,368) 12,755,564
Fixed Income Funds 6.1%
iShares 20+ Year Treasury Bond
ETF 60,305 6,033,515
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury
Bond ETF 64,323 6,158,284
iShares U.S. Treasury Bond ETF 305,144 6,951,181
Total Fixed Income Funds
(cost $23,001,940) 19,142,980
Total Exchange Traded Funds
(cost $35,459,308) 31,898,544
Short-Term Investment 9.1%
Money Market Fund 9.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.20% (c) 28,512,179 28,512,179
Total Short-Term Investment
(cost $28,512,179)
28,512,179
Repurchase Agreement 0.3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$1,056,187, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $1,077,310.(d) 1,056,032 1,056,032
Total Repurchase Agreement
(cost $1,056,032) 1,056,032
Total Investments
(cost $306,858,983) — 100.4% 313,937,195
Liabilities in excess of other assets — (0.4)% (1,124,818)
NET ASSETS — 100.0% $ 312,812,377
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $1,461,654, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,056,032 and by $424,335 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.25% – 4.38%, and maturity dates ranging from 11/15/2023
– 11/15/2052, a total value of $1,480,367.
(c) Represents 7-day effective yield as of July 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $1,056,032.
ETF Exchange Traded Fund

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
The following table provides a su mmary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 31,898,544 $ – $ – $ 31,898,544
Investment Companies 252,470,440 – – 252,470,440
Repurchase Agreement – 1,056,032 – 1,056,032
Short-Term Investment 28,512,179 – – 28,512,179
Total $ 312,881,163 $ 1,056,032 $ – $ 313,937,195
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 8.1%
Principal
Amount ($) Value ($)
Airlines 0.6%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 781,685 694,715
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 1,160,817 1,155,041
1,849,756
Home Equity 0.1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.66%, 1/25/2036(b) 259,268 253,860
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 1 1
253,861
Other 7.4%
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.65%, 4/20/2031(a)(b) 996,988 993,119
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.74%, 1/20/2035(a)(b) 750,000 746,558
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.77%, 10/25/2034(a)(b) 500,000 497,791
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.71%, 4/20/2035(a)(b) 1,000,000 990,697
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.76%, 7/20/2034(a)(b) 1,000,000 985,500
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.73%, 4/20/2034(a)(b) 200,000 198,320
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.72%, 10/17/2034(a)(b) 500,000 496,830
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,157,711 1,195,139
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 6.67%, 7/17/2034(a)
(b) 1,150,000 1,142,977
Series 2020-86A, Class BR,
7.27%, 7/17/2034(a)(b) 850,000 830,376
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 136,580 131,344
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 810,713 712,644
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 945,215 784,125
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 597,964 518,765
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 91,625 80,713
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 104,002 94,406
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 450,367 407,440
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 413,467 379,437
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.57%, 4/15/2034(a)(b) 400,000 393,951
Series 2021-2A, Class A,
6.69%, 7/15/2034(a)(b) 1,000,000 990,407
LCM 37 Ltd., Series
37A, Class A1, 6.79%,
4/15/2034(a)(b) 500,000 497,821
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.72%, 1/20/2035(a)(b) 1,000,000 994,093
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.66%,
4/15/2035(a)(b) 500,000 497,562
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.57%, 1/20/2032(a)(b) 500,000 497,773
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
6.73%, 10/20/2035(a)(b) 1,000,000 995,258
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,686,104
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 198,254
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.70%,
10/15/2034(a)(b) 400,000 398,083
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 866,495 759,135
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.72%,
7/15/2035(a)(b) 1,000,000 992,500
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.67%, 7/15/2034(a)(b) 1,000,000 992,502
21,079,624
Total Asset-Backed Securities
(cost $24,096,685)
23,183,241

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
Collateralized Mortgage Obligations 1.9%
Principal
Amount ($) Value ($)
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 180,507 96,858
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 2,758 2,638
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 301,598 281,179
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,572,668 2,284,237
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 37,485 21,232
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 141,951 132,202
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 138,195 131,079
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 123,015 87,009
New Residential Mortgage
Loan Trust, Series 2019-
1A, Class A1, 3.91%,
9/25/2057(a)(b) 1 1
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 568,430
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 554,310
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 370,173
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 25,397 23,309
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 387,643 351,929
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 291,163 266,812
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 189,202 178,351
Total Collateralized Mortgage Obligations
(cost $6,236,035)
5,349,749
Commercial Mortgage-Backed Securities 2.7%
AREIT Trust, Series 2022-
CRE6, Class A, 6.32%,
1/20/2037(a)(b) 560,426 552,111
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 636,797
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,102,587
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,137,215
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 354,575
Total Commercial Mortgage-Backed
Securities
(cost $9,510,486) 7,783,285
Corporate Bonds 29.2%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,073,016
3.25%, 2/1/2035 500,000 407,644
5.81%, 5/1/2050 100,000 100,579
L3Harris Technologies, Inc. ,
5.60%, 7/31/2053 45,000 45,897
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 132,544
RTX Corp. ,
4.13%, 11/16/2028 1,900,000 1,824,328
5.15%, 2/27/2033 150,000 150,095
3,734,103
Automobile Components 0.2%
Icahn Enterprises LP ,
4.75%, 9/15/2024 500,000 483,702
Automobiles 0.3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 337,416
1.80%, 1/10/2028(a) 140,000 118,865
6.38%, 4/8/2030(a) 460,000 474,803
931,084
Banks 4.0%
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 990,000 920,881
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,350,000 1,057,308
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,495,247
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 850,000 661,591
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 450,000 397,649
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 997,845

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 844,454
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 981,644
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 375,000 366,423
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 425,000 431,542
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 650,000 449,630
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 490,000 472,745
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 750,000 716,773
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 750,000 642,086
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 962,312
11,398,130
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 947,748
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 151,136
5.30%, 5/15/2048(a) 460,000 427,897
PepsiCo, Inc. ,
3.90%, 7/18/2032 175,000 168,110
1,694,891
Biotechnology 0.9%
Amgen, Inc. ,
4.05%, 8/18/2029(e) 325,000 308,822
5.65%, 3/2/2053 775,000 777,338
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,515,228
4.75%, 4/27/2052(a) 100,000 92,177
2,693,565
Broadline Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(e) 825,000 828,617
Capital Markets 2.3%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 556,180
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 869,457
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 569,394
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,515,009
S&P Global, Inc. ,
2.90%, 3/1/2032 1,000,000 864,940
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(d) 325,000 312,648
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 1,916,728
6,604,356
Chemicals 0.2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 579,821
Commercial Services & Supplies 0.2%
Stericycle, Inc. ,
5.38%, 7/15/2024(a) 450,000 444,690
Consumer Finance 0.2%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 450,000 421,954
Consumer Staples Distribution & Retail 0.6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 566,209 589,701
Walmart, Inc. ,
4.15%, 9/9/2032 1,000,000 980,360
4.50%, 4/15/2053 200,000 192,826
1,762,887
Containers & Packaging 0.2%
Berry Global, Inc. ,
5.50%, 4/15/2028(a)(e) 515,000 508,641
Diversified REITs 0.3%
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 983,386
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 134,454
3.65%, 6/1/2051 870,000 614,818
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,450,000 1,203,613
1,952,885
Electric Utilities 6.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,901,649
American Electric Power Co.,
Inc. ,
+ 0.00%), 5.70%,
8/15/2025(d) 750,000 750,885
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 211,332
Series Z, 3.70%, 5/1/2050 390,000 290,282
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 836,516
Duke Energy Corp. ,
5.00%, 8/15/2052 200,000 181,697

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 874,920
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,534,735
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 890,284
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,418,299
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,207,185
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,185,563
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 140,222
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 825,000 841,274
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 946,872
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 260,000 261,886
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 390,000 382,687
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 114,585
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 88,364
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 411,869
Southern Co. (The) ,
4.40%, 7/1/2046 200,000 170,544
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 193,400
4.30%, 7/15/2029(a) 1,000,000 891,640
17,726,690
Entertainment 0.4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 688,144
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 500,000 443,472
1,131,616
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 1,009,911
4.38%, 4/22/2052(a) 200,000 177,432
1,187,343
Ground Transportation 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,487,350
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 875,000 758,840
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 550,000 551,025
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Norfolk Southern Corp. ,
4.55%, 6/1/2053 350,000 311,843
3,109,058
Health Care Equipment & Supplies 0.5%
Baxter International, Inc. ,
3.13%, 12/1/2051 600,000 399,144
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,026,164
1,425,308
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc. ,
5.88%, 2/15/2053 575,000 632,882
Household Durables 0.2%
Newell Brands, Inc. ,
4.88%, 6/1/2025 450,000 435,397
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
5.25%, 6/1/2026(a) 200,000 194,166
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 310,706
Insurance 0.5%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 575,000 587,169
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 719,653
1,306,822
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 813,329
Media 0.4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 342,698
Comcast Corp. ,
2.94%, 11/1/2056 1,208,000 778,014
1,120,712
Multi-Utilities 0.3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 582,481
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 263,907
846,388
Oil, Gas & Consumable Fuels 2.4%
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a) 150,000 153,165
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 339,217

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 147,662
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 203,566
5.75%, 1/15/2031(a) 350,000 338,076
2.88%, 4/1/2032(a) 586,000 454,876
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 999,307
6.50%, 2/1/2042 350,000 356,041
Exxon Mobil Corp. ,
3.45%, 4/15/2051 575,000 441,816
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 535,348
Occidental Petroleum Corp. ,
6.60%, 3/15/2046 405,000 429,219
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 468,992
4.00%, 1/15/2032 1,020,000 894,295
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 77,467
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,042,548
6,881,595
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 200,000 185,592
Pharmaceuticals 0.6%
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 750,038
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 819,545
1,569,583
Residential REITs 0.8%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 434,073
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,235,000 935,312
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 950,947
2,320,332
Retail REITs 0.2%
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 502,280
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 334,556
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 653,387
987,943
Software 0.2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 146,110
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
3.60%, 4/1/2040 700,000 539,135
685,245
Specialty Retail 0.3%
AutoZone, Inc. ,
4.75%, 8/1/2032 1,000,000 965,202
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,532,344
Tobacco 0.6%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 885,395
6.42%, 8/2/2033 150,000 150,000
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 168,798
5.75%, 11/17/2032 200,000 204,443
5.38%, 2/15/2033 250,000 249,263
4.25%, 11/10/2044 150,000 124,440
1,782,339
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 564,167
Total Corporate Bonds
(cost $91,465,903)
83,239,751
Mortgage-Backed Securities 27.1%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 2,252,293 2,046,796
Pool# SB8203
3.50%, 1/1/2038 1,454,207 1,380,278
Pool# SD8178
2.50%, 11/1/2051 5,070,178 4,278,832
Pool# QE0799
2.50%, 4/1/2052 8,351,121 7,042,316
Pool# SD2254
3.50%, 7/1/2052 977,076 885,765
Pool# SD8255
3.50%, 10/1/2052 964,878 874,165
Pool# SD8288
5.00%, 1/1/2053 3,909,015 3,818,312
Pool# SD8302
6.50%, 2/1/2053 454,203 463,184
Pool# SD8309
6.00%, 3/1/2053 488,801 491,778
Pool# SD2921
4.50%, 5/1/2053 516,770 494,874
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,183,893 1,082,845
Pool# FM1776
3.00%, 10/1/2034 371,756 347,713
Pool# FS1360
3.00%, 4/1/2037 1,244,109 1,157,886

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0180
4.00%, 1/1/2046 673,317 639,644
Pool# BC9003
3.00%, 11/1/2046 101,764 90,548
Pool# AS8483
3.00%, 12/1/2046 79,515 71,073
Pool# MA2863
3.00%, 1/1/2047 436,325 388,553
Pool# BM2003
4.00%, 10/1/2047 424,712 402,820
Pool# CA2208
4.50%, 8/1/2048 1,414,280 1,373,101
Pool# CA2469
4.00%, 10/1/2048 101,845 96,493
Pool# BN0906
4.00%, 11/1/2048 986,992 938,137
Pool# CA3866
3.50%, 7/1/2049 1,817,491 1,660,299
Pool# BP5783
3.00%, 5/1/2050 4,990,939 4,403,131
Pool# MA4210
2.50%, 12/1/2050 947,161 805,073
Pool# FS2041
2.00%, 8/1/2051 7,532,458 6,107,501
Pool# MA4491
1.50%, 12/1/2051 1,405,609 1,080,553
Pool# FS2122
3.00%, 3/1/2052 1,386,270 1,215,624
Pool# MA4577
2.00%, 4/1/2052 9,919,180 8,034,550
Pool# BU8944
3.00%, 4/1/2052 4,693,835 4,109,468
Pool# MA4732
4.00%, 9/1/2052 7,191,614 6,714,503
Pool# MA4733
4.50%, 9/1/2052 1,892,817 1,812,179
Pool# MA4782
3.50%, 10/1/2052 4,837,639 4,383,179
Pool# MA4805
4.50%, 11/1/2052 1,542,448 1,476,660
Pool# MA4980
6.00%, 4/1/2053 714,687 719,113
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.00%, 8/25/2038 3,000,000
2,979,141
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.50%, 8/25/2053 250,000
254,912
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 775,492 771,142
Pool# MA8727
6.00%, 3/20/2053 693,541 696,993
GNMA TBA
3.50%, 8/15/2053 1,700,000
1,561,875
Total Mortgage-Backed Securities
(cost $84,632,192)
77,151,009
Municipal Bonds 0.5%
Principal
Amount ($) Value ($)
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 572,670
District of Columbia 0.3%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 753,316
Total Municipal Bonds
(cost $1,312,429)
1,325,986
U.S. Treasury Obligations 30.8%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 11,481,250
2.38%, 2/15/2042 6,000,000 4,576,875
3.25%, 5/15/2042 3,500,000 3,060,859
3.88%, 2/15/2043 1,000,000 955,312
2.25%, 8/15/2046 2,100,000 1,493,789
2.25%, 2/15/2052 9,500,000 6,664,473
2.88%, 5/15/2052 1,750,000 1,409,229
U.S. Treasury Notes
0.25%, 3/15/2024 4,000,000 3,875,469
2.13%, 3/31/2024 2,000,000 1,957,500
4.25%, 9/30/2024 6,000,000 5,926,406
4.50%, 11/30/2024 1,000,000 989,922
1.00%, 12/15/2024 5,000,000 4,721,875
4.25%, 12/31/2024 3,300,000 3,256,301
4.13%, 1/31/2025 3,000,000 2,954,414
2.88%, 6/15/2025 1,000,000 962,656
3.00%, 7/15/2025 6,000,000 5,786,484
2.63%, 1/31/2026 (f) 4,000,000 3,809,531
4.00%, 2/15/2026 3,000,000 2,952,891
2.25%, 2/15/2027 1,000,000 930,625
0.50%, 4/30/2027 2,000,000 1,736,406
2.38%, 5/15/2027 2,000,000 1,862,578
3.25%, 6/30/2027 2,000,000 1,923,359
4.13%, 9/30/2027 1,000,000 993,438
3.88%, 12/31/2027 900,000 886,289
3.50%, 1/31/2028 2,100,000 2,036,918
1.25%, 3/31/2028 1,000,000 875,234
3.63%, 5/31/2028 2,000,000 1,952,188
2.75%, 5/31/2029 2,000,000 1,855,547
3.25%, 6/30/2029 1,000,000 953,086
3.50%, 1/31/2030 2,100,000 2,027,074
3.75%, 5/31/2030 2,000,000 1,960,000
2.75%, 8/15/2032 1,000,000 907,852
Total U.S. Treasury Obligations
(cost $92,643,930)
87,735,830

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
Repurchase Agreement 0.3%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $750,161,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$765,163. (g) 750,050 750,050
Total Repurchase Agreement
(cost $750,050)
750,050
Total Investments
(cost $310,647,710) — 100.6%
286,518,901
Liabilities in excess of other
assets — (0.6)% (1,641,952)
NET ASSETS — 100.0%
$ 284,876,949
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$60,914,222 which represents 21.38% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(e) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $724,273, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$750,050.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $750,050.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.63 USD 18,000,000 (143,779) (167,068) (310,847)
(143,779) (167,068) (310,847)
As of July 31, 2023, the Fund had $225,665 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 94 9/2023 USD 19,084,938 (235,622)
U.S. Treasury 5 Year Note 97 9/2023 USD 10,361,570 (200,998)
U.S. Treasury 10 Year Note 63 9/2023 USD 7,018,594 (158,061)
U.S. Treasury Ultra Bond 12 9/2023 USD 1,586,625 (25,779)
Total long contracts (620,460)
Short Contracts
U.S. Treasury Long Bond (64) 9/2023 USD (7,964,000) 151,409
Total short contracts 151,409
Net contracts (469,051)
Currency:
USD United States Dollar

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,183,241 $ – $ 23,183,241
Collateralized Mortgage Obligations – 5,349,749 – 5,349,749
Commercial Mortgage-Backed Securities – 7,783,285 – 7,783,285
Corporate Bonds – 83,239,751 – 83,239,751
Futures Contracts 151,409 – – 151,409
Mortgage-Backed Securities – 77,151,009 – 77,151,009
Municipal Bonds – 1,325,986 – 1,325,986
Repurchase Agreement – 750,050 – 750,050
U.S. Treasury Obligations – 87,735,830 – 87,735,830
Total Assets $ 151,409 $ 286,518,901 $ – $ 286,670,310
Liabilities:
Credit Default Swaps† $ – $ (167,068) $ – $ (167,068)
Futures Contracts (620,460) – – (620,460)
Total Liabilities $ (620,460) $ (167,068) $ – $ (787,528)
Total $ (469,051) $ 286,351,833 $ – $ 285,882,782
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Nationwide Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 151,409
Total $ 151,409
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (167,068)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (620,460)
Total $ (787,528)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 6.3%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 528,935 486,801
Automobiles 1.5%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 143,362 142,752
Series 2022-2, Class B,
4.81%, 4/18/2028 1,088,000 1,063,898
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 743,037
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,047,548
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,345,323
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 1,101,459 1,093,664
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 2,300,000 2,257,057
Series 2022-5, Class A3,
4.11%, 8/17/2026 591,000 585,970
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 657,000 656,641
8,935,890
Credit Card 0.6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 6.12%,
5/15/2028(b) 3,500,000 3,463,370
Equipment Loans & Leases 0.0%
†
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 236,089 233,926
Other 4.1%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.63%, 4/21/2035(a)(b) 3,045,000 3,023,381
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.59%, 1/20/2031(a)(b) 8,134,688 8,134,842
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.09%,
4/15/2034(a)(b) 2,000,000 1,957,656
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,037,901
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,026,492
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,496,750 2,953,380
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 933,513 789,036
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 173,868 166,258
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 193,810 192,694
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 820,000 703,228
23,984,868
Total Asset-Backed Securities
(cost $38,472,364)
37,104,855
Collateralized Mortgage Obligations 0.3%
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 333,744 315,518
GNMA REMICS, Series
2023-19, Class WB, 5.70%,
11/20/2051(b) 831,006 845,500
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 573,825 524,629
Total Collateralized Mortgage Obligations
(cost $1,723,071)
1,685,647
Commercial Mortgage-Backed Securities 1.1%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,422,921 2,107,618
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,788,799 4,068,375
Total Commercial Mortgage-Backed
Securities
(cost $7,220,488) 6,175,993
Corporate Bonds 48.2%
Aerospace & Defense 0.3%
HEICO Corp. ,
5.35%, 8/1/2033 684,000 681,111
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,139,198
1,820,309

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 2.3%
Ford Motor Co. ,
3.25%, 2/12/2032 7,550,000 5,969,285
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,565,629
5.60%, 10/15/2032(c) 5,870,000 5,748,762
13,283,676
Banks 6.8%
Banco Santander SA ,
5.59%, 8/8/2028 1,800,000 1,800,000
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 6,375,000 6,550,597
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,875,126
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 3,325,000 3,082,812
Citizens Bank NA ,
2.25%, 4/28/2025 250,000 231,434
(SOFR + 1.45%), 6.06%,
10/24/2025(d) 910,000 881,083
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(d) 2,533,000 2,445,327
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(d)(e) 572,000 540,540
(SOFR + 0.49%), 0.77%,
8/9/2025(d) 3,000,000 2,839,706
(SOFR + 1.07%), 1.95%,
2/4/2032(d) 8,045,000 6,404,941
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028(c) 5,715,000 5,394,693
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.09%), 4.76%,
1/26/2027(d) 3,000,000 2,947,555
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 417,000 418,821
Toronto-Dominion Bank (The) ,
5.53%, 7/17/2026 2,025,000 2,034,146
Truist Financial Corp. ,
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 241,000 243,147
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 498,000 504,960
Wells Fargo & Co. ,
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 1,553,000 1,561,231
39,756,119
Beverages 0.3%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,483,525
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 1.9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,710,883
Amgen, Inc. ,
3.00%, 2/22/2029 4,900,000 4,441,405
5.15%, 11/15/2041 3,875,000 3,702,315
5.38%, 5/15/2043 1,320,000 1,242,185
11,096,788
Broadline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,015,000 916,646
6.13%, 3/15/2032(a) 500,000 446,221
1,362,867
Building Products 1.4%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,450,848
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 3,037,792
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,673,838
8,162,478
Capital Markets 3.4%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,531,939
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(d) 799,000 813,595
(SOFR + 3.65%), 7.08%,
2/10/2034(c)(d) 978,000 942,056
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 3,250,000 3,162,802
(SOFR + 1.09%), 1.99%,
1/27/2032(d) 4,040,000 3,182,126
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 6,425,801
Nasdaq, Inc. ,
5.35%, 6/28/2028 455,000 455,780
5.95%, 8/15/2053 119,000 121,411
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d) 460,000 480,255
20,115,765
Chemicals 1.2%
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 1,685,000 1,439,530
5.88%, 1/31/2050(a) 224,000 178,340
Celanese US Holdings LLC ,
6.17%, 7/15/2027(c) 2,586,000 2,604,496
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 3,045,283
7,267,649

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.5%
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
7.06%, 12/21/2065(a)(d) 3,800,000 2,665,295
Consumer Finance 1.6%
Capital One Financial Corp. ,
(SOFR + 0.69%), 6.03%,
12/6/2024(d) 4,295,000 4,235,404
Discover Financial Services ,
6.70%, 11/29/2032 517,000 530,428
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 855,737
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,539,614
9,161,183
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 3,200,000 3,157,674
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 88,000 87,605
3,245,279
Diversified REITs 0.7%
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,190,000 1,142,650
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 3,029,076
4,171,726
Diversified Telecommunication Services 2.5%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 2,934,018
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,223,045
Verizon Communications, Inc. ,
1.50%, 9/18/2030 12,970,000 10,222,841
14,379,904
Electric Utilities 4.5%
Avangrid , Inc. ,
3.20%, 4/15/2025 2,800,000 2,672,241
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 169,000 171,936
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 1,978,112
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,625,246
Electricite de France SA ,
5.70%, 5/23/2028(a) 253,000 254,771
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.12%, 3/15/2033(a)(d)(e) 543,000 570,829
6.90%, 5/23/2053(a) 591,000 622,596
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,607,329
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 3,047,620
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,540,119
5.13%, 5/15/2033 2,500,000 2,464,520
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 126,417
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,238,256
PPL Electric Utilities Corp. ,
3.95%, 6/1/2047 1,730,000 1,426,775
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,271,758
26,618,525
Energy Equipment & Services 0.3%
Baker Hughes Holdings LLC ,
3.14%, 11/7/2029 2,000,000 1,787,557
Entertainment 0.4%
Netflix, Inc. ,
5.88%, 11/15/2028 628,000 646,988
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 1,442,000 1,393,629
2,040,617
Financial Services 0.9%
EDP Finance BV ,
6.30%, 10/11/2027(a) 200,000 206,346
Fiserv, Inc. ,
5.60%, 3/2/2033 379,000 385,849
Global Payments, Inc. ,
5.40%, 8/15/2032 896,000 879,253
Jackson Financial, Inc. ,
3.13%, 11/23/2031 3,720,000 2,932,828
Synchrony Bank ,
5.40%, 8/22/2025 997,000 960,214
5,364,490
Food Products 0.2%
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,357,373
Ground Transportation 0.9%
Penske Truck Leasing Co. LP ,
6.05%, 8/1/2028(a) 815,000 817,394
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 454,358
Union Pacific Corp. ,
4.95%, 9/9/2052(c) 4,000,000 3,977,466
5,249,218
Health Care Providers & Services 2.4%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 6,400,000 5,295,505
CVS Health Corp. ,
5.88%, 6/1/2053 281,000 285,053
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 3,748,890
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,018,687
3.13%, 3/15/2027(a) 384,000 354,044

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 652,000 631,038
14,333,217
Health Care REITs 0.4%
Healthpeak OP LLC ,
3.40%, 2/1/2025 178,000 171,602
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,138,453
2,310,055
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 552,000 557,532
Sands China Ltd. ,
3.35%, 3/8/2029(f) 200,000 172,141
4.88%, 6/18/2030(f) 1,230,000 1,120,921
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 1,679,000 1,490,862
5.63%, 8/26/2028(a) 621,000 551,414
3,892,870
Household Durables 0.1%
Newell Brands, Inc. ,
6.63%, 9/15/2029(c) 452,000 451,509
Independent Power and Renewable Electricity Producers
0.8%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 3,057,127
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 1,312,000 1,344,769
4,401,896
Industrial REITs 0.1%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 862,058
Insurance 0.6%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,534,941
IT Services 0.1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 400,000 348,437
Machinery 0.2%
TK Elevator US Newco , Inc. ,
5.25%, 7/15/2027(a) 1,501,000 1,403,665
Media 0.9%
Comcast Corp. ,
4.65%, 2/15/2033(c) 5,500,000 5,431,478
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 45,000 45,337
5,476,815
Metals & Mining 0.0%
†
Arsenal AIC Parent LLC ,
8.00%, 10/1/2030(a) 251,000 256,020
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.0%
†
NiSource, Inc. ,
5.25%, 3/30/2028 158,000 158,307
Office REITs 0.2%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 352,636
Boston Properties LP ,
3.80%, 2/1/2024 890,000 872,741
1,225,377
Oil, Gas & Consumable Fuels 6.0%
Aker BP ASA ,
2.00%, 7/15/2026(a) 3,027,000 2,716,479
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(d)(e) 2,105,000 2,026,904
Cheniere Energy Partners LP ,
5.95%, 6/30/2033(a)(c) 284,000 287,377
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a) 114,000 113,711
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 895,000 869,199
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,223,795
Ecopetrol SA ,
8.63%, 1/19/2029 711,000 731,975
Enbridge, Inc. ,
5.70%, 3/8/2033 929,000 941,744
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 487,000 427,733
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,733,510
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 734,000 750,588
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 2,000,000 2,097,540
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 7,845,747
ONEOK, Inc. ,
6.10%, 11/15/2032 2,032,000 2,075,206
Parkland Corp. ,
4.50%, 10/1/2029(a) 2,000,000 1,764,948
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 2,928,629
7.50%, 4/15/2032 2,641,000 2,986,156
4.00%, 6/1/2052 816,000 618,682
Western Midstream Operating
LP ,
6.15%, 4/1/2033(c) 166,000 168,362

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,901,676
35,209,961
Passenger Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 816,009
Pharmaceuticals 0.2%
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 822,000 844,635
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 285,000 261,131
1,105,766
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 496,000 477,145
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp. ,
5.20%, 2/10/2033 190,000 192,201
5.70%, 2/10/2053 125,000 127,445
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 2,974,662
NXP BV ,
3.40%, 5/1/2030 3,500,000 3,101,904
6,396,212
Software 1.0%
Oracle Corp. ,
3.60%, 4/1/2050 1,150,000 817,160
5.55%, 2/6/2053 248,000 237,815
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,593,844
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,249,634
5,898,453
Specialized REITs 0.7%
Equinix , Inc. ,
3.90%, 4/15/2032 3,000,000 2,699,054
Extra Space Storage LP ,
5.70%, 4/1/2028 405,000 407,256
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 1,155,000 1,158,973
4,265,283
Specialty Retail 0.4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,390,874
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC ,
3.45%, 12/15/2051(a) 2,555,000 1,710,956
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,372,551
4,083,507
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.5%
BAT Capital Corp. ,
6.34%, 8/2/2030 623,000 623,000
7.08%, 8/2/2053 225,000 225,000
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 287,469
2.10%, 5/1/2030 1,825,000 1,505,953
2,641,422
Wireless Telecommunication Services 0.0%
†
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 258,000 254,849
Total Corporate Bonds
(cost $304,079,494)
282,584,991
Foreign Government Security 0.1%
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 417,806
Total Foreign Government Security
(cost $383,013)
417,806
Mortgage-Backed Securities 26.6%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 6 5
Pool# C91768
3.50%, 7/1/2034 1,896,433 1,786,628
Pool# G30692
3.50%, 8/1/2034 2,437,687 2,296,675
Pool# G30782
3.50%, 2/1/2035 665,023 626,501
Pool# C91859
3.50%, 12/1/2035 652,153 614,348
Pool# C91868
3.50%, 4/1/2036 1,634,061 1,539,330
Pool# Q10392
3.50%, 8/1/2042 1,014,573 945,576
Pool# G08541
3.50%, 8/1/2043 1,471,558 1,367,256
Pool# G08554
3.50%, 10/1/2043 839,765 779,654
Pool# G08588
4.00%, 5/1/2044 580,895 554,413
Pool# G08721
3.00%, 9/1/2046 2,095,268 1,866,556
Pool# G08726
3.00%, 10/1/2046 3,067,170 2,739,729
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,774,288 4,239,776
Pool# RB5076
2.00%, 8/1/2040 7,274,117 6,217,038
Pool# SD0040
3.00%, 7/1/2049 1,677,885 1,482,141

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8036
3.00%, 1/1/2050 1,210,039 1,066,123
Pool# SD0612
2.50%, 11/1/2050 3,564,666 3,083,519
Pool# QC0345
2.00%, 3/1/2051 1,385,221 1,139,544
Pool# SD1607
2.50%, 3/1/2052 6,561,315 5,624,725
Pool# RA7557
4.50%, 6/1/2052 4,463,559 4,273,292
Pool# SD1716
5.00%, 9/1/2052 3,346,664 3,317,597
Pool# SD1686
5.50%, 9/1/2052 2,781,782 2,806,090
Pool# SD1853
5.50%, 11/1/2052 1,405,062 1,424,685
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 340,804 323,874
Pool# AL6591
3.00%, 9/1/2033 1,915,554 1,781,367
Pool# MA1608
3.50%, 10/1/2033 2,437,669 2,293,842
Pool# MA1982
3.50%, 8/1/2034 2,587,233 2,434,507
Pool# MA2610
3.00%, 5/1/2036 2,298,093 2,120,281
Pool# MA3697
3.00%, 7/1/2039 1,560,188 1,415,834
Pool# AE0311
3.50%, 8/1/2040 1,692,255 1,577,575
Pool# AB1845
4.00%, 11/1/2040 1,727,235 1,651,981
Pool# AJ9278
3.50%, 12/1/2041 1,861,629 1,732,985
Pool# AW8165
4.00%, 1/1/2042 1,376,489 1,316,505
Pool# AL2866
3.50%, 11/1/2042 1,421,867 1,320,135
Pool# AU2592
3.50%, 8/1/2043 1,282,175 1,191,719
Pool# AX4312
3.50%, 2/1/2045 748,046 692,030
Pool# AZ7353
3.50%, 11/1/2045 1,144,032 1,057,889
Pool# AS6408
3.50%, 1/1/2046 1,723,520 1,593,692
Pool# AS8583
3.50%, 1/1/2047 3,093,493 2,843,948
Pool# MA3088
4.00%, 8/1/2047 686,259 650,814
Pool# CA1191
3.50%, 11/1/2047 1,783,777 1,635,794
Pool# MA3305
3.50%, 3/1/2048 1,458,672 1,338,421
Pool# MA3744
3.00%, 8/1/2049 1,519,527 1,339,949
Pool# FS2253
3.50%, 4/1/2050 1,806,373 1,656,951
Pool# CA7972
3.00%, 9/1/2050 6,948,911 6,113,251
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7398
2.50%, 6/1/2051 4,670,037 4,016,457
Pool# FM9134
3.00%, 6/1/2051 4,707,065 4,223,806
Pool# FP0012
3.00%, 8/1/2051 1,238,304 1,099,532
Pool# MA4439
3.00%, 10/1/2051 7,268,998 6,373,575
Pool# CB2371
2.50%, 12/1/2051 5,784,699 4,934,141
Pool# FS2838
2.50%, 4/1/2052 1,138,052 978,161
Pool# FS3537
2.50%, 4/1/2052 1,065,610 916,510
Pool# CB3678
4.00%, 5/1/2052 3,064,840 2,865,650
Pool# FS1855
4.00%, 5/1/2052 2,731,307 2,572,379
Pool# MA4625
3.50%, 6/1/2052 3,078,331 2,789,348
Pool# CB3851
4.00%, 6/1/2052 1,960,237 1,861,212
Pool# MA4684
4.50%, 6/1/2052 5,719,853 5,476,479
Pool# FS2513
4.00%, 7/1/2052 5,870,713 5,507,034
Pool# FS2323
4.00%, 7/1/2052 2,139,080 2,002,872
Pool# FS2293
4.50%, 7/1/2052 5,873,486 5,642,947
Pool# FS2257
4.50%, 7/1/2052 1,534,880 1,483,005
Pool# CB4037
5.00%, 7/1/2052 2,914,144 2,846,827
Pool# BV7937
4.00%, 8/1/2052 3,045,635 2,843,267
Pool# FS2790
5.00%, 9/1/2052 4,348,561 4,266,467
Pool# FS3210
5.00%, 9/1/2052 1,947,286 1,906,313
Pool# FS3220
5.50%, 11/1/2052 2,733,037 2,725,712
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,115,493
998,255
Total Mortgage-Backed Securities
(cost $167,772,225)
156,204,494
Municipal Bonds 1.2%
California 0.6%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 3,869,392
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 975,779

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 21
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia 0.4%
City of Richmond VA Public
Utility Revenue, RB, Series
B, 2.50%, 1/15/2029 2,450,000 2,181,086
Total Municipal Bonds
(cost $8,722,102)
7,026,257
U.S. Treasury Obligations 14.8%
U.S. Treasury Bonds
1.88%, 2/15/2041 26,913,200 19,145,168
1.75%, 8/15/2041 5,416,000 3,733,443
4.00%, 11/15/2042 501,300 488,219
1.25%, 5/15/2050 414,200 225,804
1.38%, 8/15/2050 422,800 238,254
2.38%, 5/15/2051 1,665,000 1,201,922
2.00%, 8/15/2051 19,853,400 13,126,510
3.63%, 2/15/2053 189,800 177,018
U.S. Treasury Notes
1.50%, 2/29/2024 693,000 677,678
2.00%, 2/15/2025 750,000 715,283
0.38%, 4/30/2025 2,106,600 1,944,244
2.88%, 5/31/2025 (c) 3,820,000 3,679,585
4.25%, 5/31/2025 (c) 8,700,000 8,590,570
0.63%, 12/31/2027 1,411,500 1,207,163
4.00%, 2/29/2028 17,471,000 17,314,034
3.50%, 4/30/2028 210,500 204,177
3.63%, 5/31/2028 2,675,000 2,611,051
4.00%, 6/30/2028 (c) 255,000 252,948
3.75%, 5/31/2030 605,000 592,900
3.50%, 2/15/2033 5,158,400 4,971,408
3.38%, 5/15/2033 5,870,800 5,600,193
Total U.S. Treasury Obligations
(cost $98,560,608)
86,697,572
Preferred Stocks 0.6%
Shares
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 2,394,428
Financial Services 0.0%
†
FHLMC, + 0.00%,
7.88% Floor), 8.38%,
12/31/2027*(d)(g) 35,000 73,500
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., + 5.35%), 7.63%,
7/27/2027(d)(g) 50,000 1,030,000
Total Preferred Stocks
(cost $5,403,070)
3,497,928
Repurchase Agreement 1.3%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $7,876,522,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$8,034,052. (h) 7,875,366 7,875,366
Total Repurchase Agreement
(cost $7,875,366)
7,875,366
Total Investments
(cost $640,211,801) — 100.5%
589,270,909
Liabilities in excess of other
assets — (0.5)% (3,188,749)
NET ASSETS — 100.0%
$ 586,082,160
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$82,344,082 which represents 14.05% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $21,487,873, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $7,875,366 and by $14,245,339 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.38%, and maturity dates ranging from
11/15/2023 – 11/15/2052, a total value of $22,120,705.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2023. The
maturity date reflects the next call date.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2023.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $7,875,366.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 59 9/2023 USD 11,978,844 (94,122)
U.S. Treasury 5 Year Note 254 9/2023 USD 27,132,359 (327,124)
U.S. Treasury Long Bond 23 9/2023 USD 2,862,063 (72,768)
U.S. Treasury Ultra Bond 108 9/2023 USD 14,279,625 (342,629)
Total long contracts (836,643)
Short Contracts
U.S. Treasury 10 Year Note (209) 9/2023 USD (23,283,906) 261,642
U.S. Treasury 10 Year Ultra Note (253) 9/2023 USD (29,597,047) 719,690
Total short contracts 981,332
Net contracts 144,689
As of July 31, 2023, the Fund had $558,859 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 37,104,855 $ – $ 37,104,855
Collateralized Mortgage Obligations – 1,685,647 – 1,685,647
Commercial Mortgage-Backed Securities – 6,175,993 – 6,175,993
Corporate Bonds – 282,584,991 – 282,584,991
Foreign Government Security – 417,806 – 417,806
Futures Contracts 981,332 – – 981,332
Mortgage-Backed Securities – 156,204,494 – 156,204,494
Municipal Bonds – 7,026,257 – 7,026,257
Preferred Stocks 3,497,928 – – 3,497,928
Repurchase Agreement – 7,875,366 – 7,875,366
U.S. Treasury Obligations – 86,697,572 – 86,697,572
Total Assets $ 4,479,260 $ 585,772,981 $ – $ 590,252,241
Liabilities:
Futures Contracts $ (836,643) $ – $ – $ (836,643)
Total Liabilities $ (836,643) $ – $ – $ (836,643)
Total $ 3,642,617 $ 585,772,981 $ – $ 589,415,598

Nationwide BNY Mellon Core Plus Bond ESG Fund - July 31, 2023 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 981,332
Total $ 981,332
Liabilities:
Futures Contracts
Interest rate risk
Unrealized depreciation from futures contracts $ (836,643)
Total $ (836,643)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Government Money Market Fund
U.S. Government Agency Securities 21 .2%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.05%), 5.35%,
4/25/2024(a) 3,000,000 3,000,000
(SOFR + 0.05%), 5.35%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.10%), 5.40%,
7/18/2024(a) 4,000,000 4,000,000
(SOFR + 0.08%), 5.38%,
7/22/2024(a) 3,000,000 2,999,634
FHLB
(SOFR + 0.02%), 5.32%,
8/7/2023(a) 13,000,000 13,000,000
(SOFR + 0.00%), 5.30%,
8/8/2023(a) 5,000,000 5,000,000
(SOFR + 0.01%), 5.31%,
8/17/2023(a) 5,000,000 5,000,000
(SOFR + 0.02%), 5.32%,
8/23/2023(a) 5,000,000 5,000,000
(SOFR + 0.01%), 5.31%,
8/25/2023(a) 10,000,000 10,000,000
5.32%, 8/25/2023 8,000,000 7,972,011
(SOFR + 0.05%), 5.35%,
8/29/2023(a) 8,000,000 8,000,000
(SOFR + 0.09%), 5.39%,
9/14/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 5.33%,
9/25/2023(a) 5,000,000 5,000,000
(SOFR + 0.07%), 5.37%,
10/4/2023(a) 4,000,000 4,000,000
(SOFR + 0.07%), 5.37%,
10/19/2023(a) 3,000,000 3,000,000
(SOFR + 0.04%), 5.34%,
10/23/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 5.34%,
11/1/2023(a) 8,000,000 8,000,000
(SOFR + 0.04%), 5.34%,
11/16/2023(a) 5,000,000 5,000,000
(SOFR + 0.08%), 5.38%,
11/29/2023(a) 5,000,000 5,000,000
(SOFR + 0.04%), 5.35%,
2/1/2024(a) 6,000,000 6,000,000
5.02%, 2/9/2024 3,000,000 2,923,520
(SOFR + 0.14%), 5.45%,
4/21/2025(a) 4,000,000 4,000,000
Total U.S. Government Agency Securities
(cost $118,895,165)
118,895,165
U.S. Treasury Obligations 22 .7%
U.S. Treasury Bills
5.19%, 8/1/2023 18,000,000 18,000,000
5.12%, 8/15/2023 8,000,000 7,984,196
5.28%, 8/22/2023 11,000,000 10,966,280
1.90%, 8/29/2023 22,000,000 21,910,268
5.31%, 9/7/2023 7,000,000 6,962,049
5.30%, 9/19/2023 8,000,000 7,942,779
0.00%, 9/26/2023 14,000,000 13,884,904
5.29%, 10/10/2023 5,000,000 4,949,444
5.39%, 12/7/2023 5,000,000 4,906,667
5.29%, 12/14/2023 5,000,000 4,903,344
5.41%, 1/11/2024 3,000,000 2,928,416
5.39%, 1/18/2024 3,000,000 2,925,625
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
5.19%, 6/13/2024 3,000,000 2,869,766
U.S. Treasury Notes
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
5.27%, 4/30/2024(a) 6,000,000 5,996,603
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.38%, 7/31/2024(a) 10,000,000 9,996,724
Total U.S. Treasury Obligations
(cost $127,127,065) 127,127,065
Repurchase Agreements 60 .9%
Banco Santander SA, 5.31%,
dated 7/31/2023, due
8/1/2023, repurchase price
$75,011,063, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 6.00%,
maturing 10/1/2028 -
9/1/2057; total market
value $76,500,000. 75,000,000 75,000,000
Barclays Capital, Inc., 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$6,000,880, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
4.13%, maturing 8/8/2023
- 11/15/2032; total market
value $6,120,089. 6,000,000 6,000,000
Canadian Imperial Bank
of Commerce, 5.30%,
dated 7/31/2023, due
8/1/2023, repurchase price
$70,010,306, collateralized
by U.S. Government
Agency Securities, ranging
from 0.73% - 6.50%,
maturing 6/15/2032 -
7/1/2053; total market
value $71,405,351. 70,000,000 70,000,000
MUFG Securities Ltd.,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $40,005,867,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 6.13%, maturing
4/15/2024 - 2/15/2050;
total market value
$40,800,064. 40,000,000 40,000,000

Nationwide Government Money Market Fund - July 31, 2023 (Unaudited) - Statement of Investments - 27
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
5.30%, dated 7/31/2023,
due 8/1/2023, repurchase
price $20,002,944,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
6.00%, maturing 8/15/2024
- 2/1/2053; total market
value $20,400,031. 20,000,000 20,000,000
Nomura Securities Co. Ltd.,
5.29%, dated 7/31/2023,
due 8/1/2023, repurchase
price $10,001,469,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 5.50%, maturing
12/1/2033 - 4/1/2053; total
market value $10,200,180. 10,000,000 10,000,000
RBC Dominion Securities
Inc., 5.28%, dated
7/31/2023, due
8/1/2023, repurchase
price $40,005,867,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 3.88%, maturing
10/12/2023 - 11/15/2050;
total market value
$40,800,089. 40,000,000 40,000,000
RBC Dominion Securities
Inc., 5.30%, dated
7/31/2023, due 8/1/2023,
repurchase price
$25,003,681, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.00%, maturing
8/31/2023 - 7/20/2053;
total market value
$26,081,718. 25,000,000 25,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
5.30%, dated 7/31/2023,
due 8/1/2023, repurchase
price $55,008,097,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.00%, maturing 7/31/2025
- 9/25/2052; total market
value $58,171,423. 55,000,000 55,000,000
Total Repurchase Agreements
(cost $341,000,000) 341,000,000
Total Investments
(cost $587,022,230) — 104.8% 587,022,230
Liabilities in excess of other assets — (4.8)% (26,709,046)
NET ASSETS — 100.0%
$560,313,184
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Government Money Market Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Government Money Market Fund - July 31, 2023 (Unaudited) - Statement of Investments - 29
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 341,000,000 $ – $ 341,000,000
U.S. Government Agency Securities – 118,895,165 – 118,895,165
U.S. Treasury Obligations – 127,127,065 – 127,127,065
Total $ – $ 587,022,230 $ – $ 587,022,230
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Other 2.1%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 421,102 365,327
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,894,735
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 249,297
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 249,310
Reach ABS Trust, Series
2023-1A, Class A, 7.05%,
2/18/2031(a) 200,000 200,085
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,159,405
Total Asset-Backed Securities
(cost $4,310,718)
4,118,159
Collateralized Mortgage Obligations 0.8%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 5,100 5,099
Series 2296, Class H,
6.50%, 3/15/2031 11 10
FNMA REMICS
Series 1993-226, Class PK,
6.00%, 12/25/2023 1,837 1,825
Series 2013-59, Class MX,
2.50%, 9/25/2042 839,444 768,525
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 863,804 759,487
Total Collateralized Mortgage Obligations
(cost $1,720,158)
1,534,946
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 62,360 57,097
Total Commercial Mortgage-Backed Security
(cost $62,584) 57,097
Mortgage-Backed Securities 0.8%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,297,772 1,292,210
Pool# 773298
4.63%, 4/1/2035(b) 225,617 220,028
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 745769
4.80%, 7/1/2036(b) 79,117 77,626
Total Mortgage-Backed Securities
(cost $1,620,468)
1,589,864
U.S. Government Agency Securities 7.7%
FFCB, 3.25%, 7/28/2032 5,000,000 4,563,188
FHLB, 5.37%, 9/9/2024 2,615,000 2,613,250
State of Israel, 5.50%,
9/18/2023 8,000,000 7,998,642
Total U.S. Government Agency Securities
(cost $15,758,045)
15,175,080
U.S. Treasury Obligations 87.2%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 2,750,000 4,386,064
1.75%, 1/15/2028 (c) 4,800,000 6,908,686
3.63%, 4/15/2028 (c)(d) 5,000,000 10,107,837
2.50%, 1/15/2029 (c) 4,750,000 6,958,250
3.88%, 4/15/2029 (c) 3,300,000 6,759,916
0.63%, 2/15/2043 (c) 10,850,000 11,534,604
1.38%, 2/15/2044 (c) 7,500,000 9,030,465
0.75%, 2/15/2045 (c) 3,000,000 3,131,824
1.00%, 2/15/2046 (c) 2,125,000 2,314,159
0.88%, 2/15/2047 (c) 5,000,000 5,163,334
1.00%, 2/15/2049 (c) 1,250,000 1,266,271
0.25%, 2/15/2050 (c) 3,000,000 2,409,871
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 5,000,000 5,609,772
0.38%, 7/15/2025 (c) 10,000,000 12,287,570
0.63%, 1/15/2026 (c) 9,500,000 11,610,384
0.13%, 7/15/2026 (c) 3,000,000 3,581,723
0.38%, 7/15/2027 (c) 11,250,000 13,155,912
1.63%, 10/15/2027 (c) 10,000,000 10,145,687
0.50%, 1/15/2028 (c) 10,500,000 12,157,838
0.88%, 1/15/2029 (c) 2,500,000 2,864,656
0.25%, 7/15/2029 (c) 4,000,000 4,365,861
0.13%, 1/15/2030 (c) 1,000,000 1,064,094
0.13%, 1/15/2031 (c) 4,250,000 4,414,682
0.13%, 7/15/2031 (c) 14,750,000 14,835,430
0.13%, 1/15/2032 (c) 5,250,000 5,063,341
Total U.S. Treasury Obligations
(cost $183,314,333)
171,128,231

Nationwide Inflation-Protected Securities Fund - July 31, 2023 (Unaudited) - Statement of Investments - 31
g
Repurchase Agreement 5.3%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $10,395,025,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$10,602,925. (e) 10,393,500 10,393,500
Total Repurchase Agreement
(cost $10,393,500)
10,393,500
Total Investments
(cost $217,179,806) — 103.9%
203,996,877
Liabilities in excess of other
assets — (3.9)% (7,740,853)
NET ASSETS — 100.0%
$ 196,256,024
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$4,877,646 which represents 2.49% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) Principal amounts are not adjusted for inflation.
(d) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $10,107,837, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,393,500.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $10,393,500.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

32 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - July 31, 2023 (Unaudited) - Statement of Investments - 33
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of July 31, 2023, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,118,159 $ – $ 4,118,159
Collateralized Mortgage Obligations – 1,534,946 – 1,534,946
Commercial Mortgage-Backed Security – 57,097 – 57,097
Mortgage-Backed Securities – 1,589,864 – 1,589,864
Repurchase Agreement – 10,393,500 – 10,393,500
U.S. Government Agency Securities – 15,175,080 – 15,175,080
U.S. Treasury Obligations – 171,128,231 – 171,128,231
Total $ – $ 203,996,877 $ – $ 203,996,877
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 11.7%
Principal
Amount ($) Value ($)
Automobiles 9.9%
American Credit Acceptance
Receivables Trust
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 207,537 205,396
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 130,000 132,018
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 725,501
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 62,535 62,107
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 620,984
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 750,312
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 510,238
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 954,264
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 295,000 288,915
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,625,000 1,598,698
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 888,439
Series 2023-3, Class A3,
5.28%, 5/15/2028 215,000 214,964
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 610,701 608,618
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,420,240
Series 2021-N4, Class C,
1.72%, 9/11/2028 259,696 249,521
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 716,797 711,076
Credit Acceptance Auto Loan
Trust
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 647,760
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 292,010 287,004
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 515,331 503,030
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,364,251
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 551,359
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 441,974 431,496
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 514,748 509,660
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 100,608 99,910
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 146,824 146,090
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 650,403
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,015,883
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 582,173
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 272,939 267,475
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 565,000 562,736
Exeter Automobile
Receivables Trust
Series 2021-4A, Class B,
1.05%, 5/15/2026 587,310 581,362
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,109,322
Series 2023-1A, Class B,
5.72%, 4/15/2027 590,000 586,116
Series 2022-6A, Class B,
6.03%, 8/16/2027 355,000 354,589
Series 2023-2A, Class B,
5.61%, 9/15/2027 495,000 490,375
Series 2023-3A, Class B,
6.11%, 9/15/2027 165,000 164,878
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 15,627 15,578
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 115,922
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 483,721
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 792,858
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 639,171
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,829,296
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 881,766
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 440,000 434,610
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 635,000 615,236
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 513,837

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables Issuer
Trust
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 306,134 303,119
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 149,129 147,467
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,535,889
GM Financial Automobile
Leasing Trust, Series
2023-2, Class A3, 5.05%,
7/20/2026 360,000 357,406
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 15,941 15,884
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 309,430
Hyundai Auto Lease
Securitization Trust, Series
2023-B, Class A3, 5.15%,
6/15/2026(a) 480,000 477,412
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 680,000 634,388
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 485,624
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 180,848 180,030
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 50,652 50,536
Series 2022-5, Class B,
4.43%, 3/15/2027 460,000 450,465
Series 2023-2, Class A3,
5.21%, 7/15/2027 375,000 371,219
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 951,010
Series 2022-4, Class B,
4.42%, 11/15/2027 860,000 837,876
Series 2023-1, Class C,
5.09%, 5/15/2030 185,000 180,296
Series 2023-3, Class C,
5.77%, 11/15/2030 210,000 209,405
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 555,000 553,151
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 375,350
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 63,636 63,543
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 490,000 484,391
Westlake Automobile
Receivables Trust
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 162,368 160,646
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 124,330 124,156
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 541,460 535,566
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,590,158
Series 2023-1A, Class C,
5.74%, 8/15/2028(a) 275,000 271,542
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 1,025,000 1,020,074
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 490,000 486,627
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 553,326
40,885,144
Equipment Loans & Leases 0.4%
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 826,738
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 614,425
1,441,163
Other 1.2%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 653,581
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 465,808 412,176
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 143,189 141,676
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 82,013 78,322
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,161,745
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,920,000 1,838,609

36 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 885,825 846,836
5,132,945
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 233,273 217,740
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 193,595 175,204
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 247,211 224,330
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 90,413 80,076
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 128,888 124,186
821,536
Total Asset-Backed Securities
(cost $49,654,843)
48,280,788
Collateralized Mortgage Obligations 7.2%
FHLMC REMICS
Series 5065, Class HI, IO,
4.90%, 4/15/2042(b) 1,805,120 306,910
Series 5115, Class FD,
4.00%, 8/15/2043(b) 2,058,072 1,905,177
Series 5065, Class EI, IO,
5.42%, 11/25/2044(b) 398,487 82,099
Series 5094, Class , IO,
1.51%, 12/15/2048(b) 862,863 64,211
Series 5214, Class BI, IO,
0.90%, 4/25/2052(b) 117,648 4,574
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 36,184
FNMA REMICS
Series 2004-29, Class PS,
IO, 2.42%, 5/25/2034(b) 1,022,469 106,365
Series 2016-32, Class SA,
IO, 0.92%, 10/25/2034(b) 4,787,656 293,373
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,939,823 367,856
Series 2010-57, Class SA,
IO, 1.27%, 6/25/2040(b) 1,409,085 108,744
Series 2010-63, Class SA,
IO, 1.32%, 6/25/2040(b) 1,223,827 93,988
Series 2010-118, Class SN,
IO, 1.42%, 10/25/2040(b) 6,218,855 654,312
Series 2013-18, Class FB,
5.53%, 10/25/2041(b) 77,523 77,379
Series 2013-117, Class Z,
3.50%, 11/25/2043 6,098,585 5,559,646
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 284,495 42,676
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 219,458 31,703
Series 2021-24, Class , IO,
1.15%, 3/25/2059(b) 3,697,804 245,438
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,784,765 3,976,850
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,131,174 414,107
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,864,199 586,014
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 461,967 32,044
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 163,531 16,295
Series 2012-H20, Class PT,
5.54%, 7/20/2062(b) 338,662 337,335
Series 2018-H02, Class ZJ,
4.41%, 10/20/2064(b) 573,373 556,335
Series 2017-H12, Class EZ,
4.99%, 6/20/2066(b) 422,689 417,895
Series 2017-H13, Class JZ,
5.07%, 5/20/2067(b) 123,542 122,754
Series 2017-H22, Class FD,
4.66%, 11/20/2067(b) 28,352 27,919
Series 2017-H25, Class FD,
4.91%, 12/20/2067(b) 49,284 48,572
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 586,208 3,686
Series 2019-H01, Class FT,
5.56%, 10/20/2068(b) 2,815,894 2,804,503
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,444,173 4,163,518
Series 2019-H05, Class FT,
5.58%, 4/20/2069(b) 1,980,832 1,979,883
Series 2019-H13, Class FT,
5.58%, 8/20/2069(b) 264,695 264,346
Series 2019-H18, Class DF,
5.56%, 10/20/2069(b) 360,366 357,748
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 5,059,598 26,579
Series 2022-H09, Class GF,
5.15%, 4/20/2072(b) 2,437,208 2,410,650
Series 2022-H22, Class FE,
4.70%, 9/20/2072(b) 890,200 884,172
Total Collateralized Mortgage Obligations
(cost $30,939,514)
29,411,840
Commercial Mortgage-Backed Securities 8.5%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 874,331
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,709,205
Series 2022-BNK40, Class
A4, 3.39%, 3/15/2064(b) 790,000 689,700
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,216,524

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 37
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.48%, 10/15/2037(a)(b) 1,095,000 1,040,068
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,210,970
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 976,548
BPR Trust
Series 2022-OANA, Class
A, 7.12%, 4/15/2037(a)(b) 605,000 591,546
Series 2021-NRD, Class A,
6.76%, 12/15/2038(a)(b) 815,000 766,521
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 791,249
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 90,637 75,573
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 656,755
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 282,877
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 891,926
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 482,339 39,268
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,766,959 124,947
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,870,359 108,569
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,251,436 139,304
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,428,970 138,465
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,034,451 40,593
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 964,385 57,897
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,800,519 233,223
Series K146, Class X1, IO,
0.23%, 6/25/2054(b) 5,008,490 95,159
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,602,466 65,881
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,477,976 35,762
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 692,393 38,260
Series 2020-M37, Class X,
IO, 1.03%, 4/25/2032(b) 1,202,397 61,695
Series 2020-M43, Class X1,
IO, 1.92%, 8/25/2034(b) 4,997,747 376,611
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-M36, Class X1,
IO, 1.44%, 9/25/2034(b) 884,723 57,167
GNMA REMICS
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,129,372 320,619
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 812,103 47,004
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,831,282 161,594
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,765,876 207,477
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,707,263 194,517
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,500,075 153,224
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,425,892 90,021
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,200,794 135,549
Series 2021-12, Class , IO,
0.95%, 3/16/2063(b) 3,004,498 196,543
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,333,890 180,791
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,917,631 243,153
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,019,542 198,370
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,468,673 236,430
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,953,800 262,748
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,082,604 237,443
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 678,825 47,187
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,812,055 245,157
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,654,021 222,865
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,065,527 132,383
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,484,979 182,647
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 361,576
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,035,000 746,155
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,094,874
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 357,951
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,736,758
Med Trust, Series 2021-
MDLN, Class A, 6.29%,
11/15/2038(a)(b) 1,000,200 976,079

38 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.13%, 8/15/2046(b) 444,519 443,151
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 755,000 744,371
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.77%, 2/15/2039(a)(b) 1,495,000 1,421,265
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.25%,
11/15/2027(a)(b) 655,893 471,169
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,771,553
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,268,937
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,441,712
Total Commercial Mortgage-Backed
Securities
(cost $38,732,863) 34,917,867
Corporate Bonds 40.6%
Automobile Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 320,259
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 983,750
1,304,009
Automobiles 0.7%
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 914,210
5.70%, 6/26/2030(a) 530,000 527,957
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 386,069
Mercedes-Benz Finance North
America LLC ,
5.10%, 8/3/2028(a) 640,000 639,245
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 470,884
2,938,365
Banks 11.2%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 890,000 911,943
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 845,222
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 925,000 893,259
Banco Santander SA ,
3.89%, 5/24/2024 1,000,000 983,441
6.92%, 8/8/2033 800,000 800,000
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(c)(d) 800,000 793,895
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 614,800
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 510,000 508,039
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 956,588
Bank of Nova Scotia (The) ,
5.25%, 6/12/2028 515,000 514,355
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 985,000 939,837
5.79%, 7/13/2028(a) 990,000 1,001,335
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.33%, 6/12/2029(a)(c) 1,520,000 1,507,410
Canadian Imperial Bank of
Commerce ,
3.95%, 8/4/2025 295,000 286,587
5.00%, 4/28/2028 860,000 848,001
Citigroup, Inc. ,
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 512,069
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 615,000 624,729
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 955,000 856,795
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(c)(d) 425,000 422,160
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,121,426
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 902,809
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,003,573

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 402,569
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 580,000 590,552
HSBC USA, Inc. ,
5.63%, 3/17/2025 1,850,000 1,849,223
Huntington National Bank
(The) ,
5.65%, 1/10/2030 475,000 466,281
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 805,000 818,176
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(c) 650,000 657,580
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 1,030,000 1,037,409
KeyBank NA ,
5.85%, 11/15/2027 690,000 676,465
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 904,349
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
0.00%, 8/7/2027(c) 1,100,000 1,100,000
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(c) 965,000 969,853
National Australia Bank Ltd. ,
4.90%, 6/13/2028 1,205,000 1,195,927
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 1,185,000 1,161,063
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 1,170,000 1,030,066
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 1,445,000 1,447,943
Royal Bank of Canada ,
5.20%, 8/1/2028 2,055,000 2,051,833
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 280,000 266,198
(SOFR + 2.70%), 6.56%,
6/12/2029(c) 1,080,000 1,079,845
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 580,000 587,826
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.58%),
6.30%, 7/6/2034(a)(c) 415,000 422,825
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc. ,
5.85%, 7/13/2030 1,440,000 1,470,040
Sumitomo Mitsui Trust Bank
Ltd. ,
2.55%, 3/10/2025(a) 280,000 265,500
Svenska Handelsbanken AB ,
5.50%, 6/15/2028(a) 1,040,000 1,027,190
Swedbank AB ,
5.47%, 6/15/2026(a) 1,080,000 1,073,750
Toronto-Dominion Bank (The) ,
5.52%, 7/17/2028 1,430,000 1,444,767
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 785,000 750,222
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 430,000 433,830
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 997,657
US Bancorp ,
(SOFR + 2.02%), 5.78%,
6/12/2029(c)(d) 450,000 451,637
Wells Fargo & Co. ,
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 1,450,000 1,455,719
45,934,568
Beverages 0.3%
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,345,000 1,294,044
Broadline Retail 0.1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 487,138
Building Products 0.1%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 510,000 400,715
Capital Markets 4.6%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 43,150
7.00%, 1/15/2027 655,000 657,201
2.88%, 6/15/2028(d) 870,000 732,581
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 581,701
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026(d) 880,000 762,711
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 1,170,000 1,156,380
Barings BDC, Inc. ,
3.30%, 11/23/2026 335,000 293,665
BlackRock, Inc. ,
4.75%, 5/25/2033 505,000 495,473

40 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 1,205,000 1,033,932
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 750,000 621,117
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 196,055
4.25%, 1/15/2026 490,000 459,266
Blue Owl Credit Income Corp. ,
5.50%, 3/21/2025 40,000 38,727
7.75%, 9/16/2027(a) 210,000 209,508
7.95%, 6/13/2028(a) 1,175,000 1,178,581
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 580,000 467,447
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a)(d) 1,120,000 1,033,327
Credit Suisse AG ,
5.00%, 7/9/2027 415,000 401,111
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(c) 780,000 795,497
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 470,000 478,585
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 192,650
FS KKR Capital Corp. ,
3.13%, 10/12/2028 705,000 576,154
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 610,386
Hercules Capital, Inc. ,
3.38%, 1/20/2027 865,000 760,864
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 668,330
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 6,000
Macquarie Group Ltd. ,
(SOFR + 2.38%), 5.89%,
6/15/2034(a)(c) 710,000 697,060
Main Street Capital Corp. ,
3.00%, 7/14/2026 820,000 732,683
Morgan Stanley ,
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 590,000 589,536
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 430,000 404,632
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,058,449
State Street Corp. ,
5.27%, 8/3/2026 1,035,000 1,035,000
18,967,759
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 383,362
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
FMC Corp. ,
6.38%, 5/18/2053 540,000 538,664
922,026
Commercial Services & Supplies 0.2%
Waste Management, Inc. ,
4.63%, 2/15/2030 865,000 853,714
Consumer Finance 3.6%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 841,475
Ally Financial, Inc. ,
7.10%, 11/15/2027 925,000 941,202
American Express Co. ,
(SOFR + 1.28%), 5.28%,
7/27/2029(c) 1,445,000 1,443,580
(SOFR + 1.84%), 5.04%,
5/1/2034(c)(d) 1,015,000 995,506
American Honda Finance
Corp. ,
5.13%, 7/7/2028 960,000 964,974
4.60%, 4/17/2030 860,000 842,784
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 556,596
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 63,723
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 70,000 68,122
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 1,505,000 1,510,686
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,045,000 1,053,542
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 365,000 346,952
6.50%, 3/10/2028(a) 1,280,000 1,294,959
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a)(d) 410,000 384,354
John Deere Capital Corp. ,
4.95%, 7/14/2028 450,000 453,312
4.70%, 6/10/2030 755,000 751,039
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 746,996
Synchrony Financial ,
4.88%, 6/13/2025 165,000 159,431
Toyota Motor Credit Corp. ,
4.55%, 5/17/2030 1,515,000 1,483,567
14,902,800
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp. ,
5.45%, 7/5/2033 1,035,000 1,028,292
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 527,615
Distributors 0.2%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 225,000 211,818

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors
LKQ Corp. ,
5.75%, 6/15/2028(a) 510,000 507,217
719,035
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 715,000 703,417
Bell Telephone Co. of Canada
or Bell Canada (The) ,
5.10%, 5/11/2033 620,000 606,563
1,309,980
Electric Utilities 1.9%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 185,562
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c)(d) 765,000 617,263
Arizona Public Service Co. ,
5.55%, 8/1/2033 415,000 415,932
Edison International ,
4.70%, 8/15/2025(d) 1,080,000 1,057,403
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 996,259
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 441,118
ITC Holdings Corp. ,
5.40%, 6/1/2033(a) 365,000 362,351
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 628,098
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 615,000 619,460
Southern California Edison
Co. ,
5.88%, 12/1/2053 425,000 436,406
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,137,232
Xcel Energy, Inc. ,
5.45%, 8/15/2033 1,015,000 1,013,650
7,910,734
Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc. ,
6.25%, 3/15/2028 745,000 752,290
5.50%, 6/1/2032 535,000 510,766
CDW LLC ,
3.28%, 12/1/2028 1,070,000 934,324
Flex Ltd. ,
6.00%, 1/15/2028 585,000 594,144
2,791,524
Entertainment 0.3%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 1,030,000 1,019,899
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Warnermedia Holdings, Inc. ,
5.14%, 3/15/2052 470,000 382,031
1,401,930
Financial Services 1.4%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,029,825
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 776,444
6.27%, 6/26/2026(a) 260,000 261,217
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 812,451
Jackson Financial, Inc. ,
4.00%, 11/23/2051 455,000 305,832
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 980,000 980,000
ORIX Corp. ,
3.25%, 12/4/2024 635,000 611,564
Synchrony Bank ,
5.40%, 8/22/2025 890,000 857,162
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 209,979
5,844,474
Food Products 0.3%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 420,000 414,612
JBS USA LUX SA ,
6.50%, 12/1/2052(a) 415,000 405,615
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 268,778
1,089,005
Gas Utilities 0.4%
Boston Gas Co. ,
6.12%, 7/20/2053(a) 620,000 627,891
CenterPoint Energy
Resources Corp. ,
5.40%, 3/1/2033 345,000 349,791
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 494,816
1,472,498
Ground Transportation 1.3%
Ashtead Capital, Inc. ,
5.95%, 10/15/2033(a) 215,000 214,429
Burlington Northern Santa Fe
LLC ,
5.20%, 4/15/2054 540,000 542,584
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 500,499
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 415,000 415,773
Norfolk Southern Corp. ,
5.35%, 8/1/2054 1,030,000 1,023,985
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 985,000 985,000
4.00%, 7/15/2025(a) 400,000 384,338
5.55%, 5/1/2028(a) 135,000 132,910

42 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Penske Truck Leasing Co. LP,
6.05%, 8/1/2028(a) 545,000 546,601
Ryder System, Inc. ,
5.25%, 6/1/2028 585,000 580,117
5,326,236
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 1,050,000 1,048,821
Health Care Providers & Services 0.3%
CVS Health Corp. ,
5.88%, 6/1/2053 805,000 816,610
McKesson Corp. ,
1.30%, 8/15/2026 480,000 429,439
1,246,049
Health Care REITs 0.3%
Healthpeak OP LLC ,
5.25%, 12/15/2032 820,000 806,686
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 392,453
1,199,139
Health Care Technology 0.1%
IQVIA, Inc. ,
5.70%, 5/15/2028(a) 430,000 427,368
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 321,140
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 505,000 507,139
828,279
Household Durables 0.2%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 665,000 401,119
Whirlpool Corp. ,
5.50%, 3/1/2033 565,000 566,335
967,454
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 754,923
5.45%, 6/1/2028 265,000 262,608
1,017,531
Insurance 5.2%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 642,869
Assurant, Inc. ,
4.20%, 9/27/2023 93,000 92,555
Athene Global Funding ,
2.50%, 3/24/2028(a) 590,000 503,734
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 943,867
1.75%, 1/13/2025(a) 955,000 893,832
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 842,217
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 910,521
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 946,566
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 850,648
2.00%, 9/20/2028(a) 525,000 434,141
Five Corners Funding Trust III ,
5.79%, 2/15/2033(a) 795,000 810,583
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 455,027
2.25%, 1/6/2027(a) 1,135,000 1,005,678
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,099,493
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 458,611
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 915,000 853,983
3.88%, 6/11/2025(a) 195,000 186,085
MassMutual Global Funding II ,
5.05%, 6/14/2028(a)(d) 1,510,000 1,496,500
MetLife, Inc. ,
5.38%, 7/15/2033 645,000 651,760
New York Life Global Funding ,
4.90%, 6/13/2028(a) 1,510,000 1,492,027
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,084,552
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 241,681
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 785,000 739,555
4.71%, 7/6/2027(a) 930,000 904,202
Prudential Financial, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
6.75%, 3/1/2053(c) 220,000 222,233
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 224,342
2.75%, 5/7/2025(a) 1,270,000 1,193,515
RGA Global Funding ,
2.70%, 1/18/2029(a) 735,000 638,508
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 482,226
21,301,511
IT Services 0.2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 977,808

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products 0.1%
Brunswick Corp. ,
4.40%, 9/15/2032(d) 215,000 187,602
Machinery 0.3%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 1,155,000 1,121,570
Media 0.1%
Cox Communications, Inc. ,
5.45%, 9/15/2028(a) 580,000 579,557
Metals & Mining 0.2%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 286,196
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 490,000 475,893
762,089
Multi-Utilities 0.2%
Sempra ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 796,558
Office REITs 0.3%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 730,000 605,663
Office Properties Income
Trust ,
2.40%, 2/1/2027 300,000 203,006
3.45%, 10/15/2031 580,000 304,833
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 273,622
1,387,124
Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips Co. ,
5.30%, 5/15/2053 690,000 697,175
Enbridge, Inc. ,
5.70%, 3/8/2033 575,000 582,888
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 782,339
Targa Resources Corp. ,
6.50%, 2/15/2053 450,000 463,960
2,526,362
Pharmaceuticals 0.2%
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 685,000 703,862
Professional Services 0.2%
Equifax, Inc. ,
5.10%, 6/1/2028 825,000 812,716
Real Estate Management & Development 0.1%
CBRE Services, Inc. ,
5.95%, 8/15/2034 415,000 418,034
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 676,401
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 857,344
0.97%, 2/15/2024 240,000 233,508
Micron Technology, Inc. ,
6.75%, 11/1/2029 890,000 935,218
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 320,000 299,643
Texas Instruments, Inc. ,
5.00%, 3/14/2053 400,000 399,164
3,401,278
Specialized REITs 0.1%
Public Storage ,
5.35%, 8/1/2053 435,000 434,705
Specialty Retail 0.5%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 775,997
4.50%, 10/1/2025 675,000 653,174
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 486,552
1,915,723
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise
Co. ,
5.25%, 7/1/2028 1,040,000 1,035,111
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 499,014
1,534,125
Tobacco 0.5%
BAT Capital Corp. ,
7.08%, 8/2/2053 1,030,000 1,030,000
Philip Morris International,
Inc. ,
5.13%, 2/15/2030 1,070,000 1,063,194
2,093,194
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 542,048
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 766,853
6.50%, 7/18/2028(a) 320,000 320,477
1,629,378
Total Corporate Bonds
(cost $179,318,118)
166,744,298
Mortgage-Backed Securities 19.8%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,097,619 1,767,645
Pool# SD8205
2.50%, 4/1/2052 15,268,061 12,865,772
Pool# QE0012
2.50%, 4/1/2052 1,757,092 1,481,712

44 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QE0764
3.00%, 4/1/2052 5,281,840 4,623,730
Pool# QE2352
2.50%, 5/1/2052 1,375,960 1,159,472
Pool# SD8219
2.50%, 6/1/2052 1,096,577 924,057
Pool# QE4044
2.50%, 6/1/2052 590,020 497,431
Pool# SD2088
3.50%, 6/1/2052 10,185,551 9,234,702
Pool# SD8234
2.50%, 8/1/2052 427,650 360,428
Pool# SD8271
2.50%, 10/1/2052 961,634 810,423
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,163,340 1,204,263
Pool# AN8477
3.40%, 2/1/2033 1,987,654 1,807,000
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,617,870
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,351,549 1,200,652
Pool# MA3275
3.00%, 2/1/2048 1,202,007 1,067,147
Pool# MA4562
2.00%, 3/1/2052 2,136,524 1,730,584
Pool# CB3496
3.00%, 5/1/2052 5,511,938 4,826,408
Pool# MA4623
2.50%, 6/1/2052 614,540 517,962
Pool# BU8730
2.50%, 6/1/2052 362,590 305,795
Pool# MA4652
2.50%, 7/1/2052 397,528 335,054
Pool# MA4653
3.00%, 7/1/2052 5,283,767 4,625,181
Pool# MA4743
2.50%, 8/1/2052 381,556 321,590
Pool# FS3497
3.50%, 8/1/2052 5,127,197 4,647,854
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 9/25/2053 4,050,000
3,417,425
GNMA I Pool
Pool# 369270
6.50%, 12/15/2023 137 139
Pool# 354696
6.50%, 12/15/2023 80 81
Pool# 368677
7.50%, 1/15/2024 283 283
Pool# 359986
7.50%, 1/15/2024 61 61
Pool# 362734
7.50%, 1/15/2024 22 22
Pool# 371909
6.50%, 2/15/2024 112 114
Pool# 442138
8.00%, 11/15/2026 7,328 7,392
Pool# 399109
7.50%, 2/15/2027 2,861 2,859
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 445661
7.50%, 7/15/2027 1,723 1,720
Pool# 443887
7.50%, 8/15/2027 2,949 2,943
Pool# 455381
7.50%, 8/15/2027 1,763 1,767
Pool# 450591
7.50%, 8/15/2027 280 279
Pool# 453295
7.50%, 8/15/2027 136 136
Pool# 446699
6.00%, 8/15/2028 4,128 4,157
Pool# 482748
6.00%, 9/15/2028 21,234 21,378
Pool# 476969
6.50%, 1/15/2029 9,688 9,862
Pool# 781029
6.50%, 5/15/2029 34,077 34,686
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,467,236 4,862,429
Pool# MA8098
3.00%, 6/20/2052 5,215,619 4,638,603
Pool# MA8192
4.00%, 8/20/2052 2,245,712 2,075,673
Pool# MA8260
4.00%, 9/20/2052 966,144 892,989
Pool# MA8261
4.50%, 9/20/2052 715,243 676,814
Pool# MA8418
4.50%, 11/20/2052 493,016 466,527
Pool# MA8801
5.50%, 4/20/2053 3,204,115 3,184,912
Total Mortgage-Backed Securities
(cost $83,522,699)
81,235,983
U.S. Treasury Obligations 11.1%
U.S. Treasury Bonds
3.38%, 8/15/2042 2,360,000 2,099,294
3.88%, 2/15/2043 5,795,000 5,536,036
3.88%, 5/15/2043 (d) 5,625,000 5,377,148
2.25%, 8/15/2049 11,385,000 8,037,988
3.00%, 8/15/2052 2,450,000 2,024,504
U.S. Treasury Notes
4.63%, 6/30/2025 (d) 8,315,000 8,268,878
3.63%, 5/31/2028 10,470,000 10,219,701
4.00%, 6/30/2028 (d) 4,135,000 4,101,726
Total U.S. Treasury Obligations
(cost $49,379,230)
45,665,275

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 45
Short-Term Investment 0.0%
†
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 0.0%
U.S. Treasury Bills, 5.08%,
8/22/2023 200,000 199,387
Total Short-Term Investment
(cost $199,417)
199,387
Repurchase Agreement 3.1%
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $12,734,512,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$12,989,203. (f) 12,732,645 12,732,645
Total Repurchase Agreement
(cost $12,732,645)
12,732,645
Total Investments
(cost $444,479,329) — 102.0%
419,188,083
Liabilities in excess of other
assets — (2.0)% (8,149,614)
NET ASSETS — 100.0%
$ 411,038,469
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$112,802,199 which represents 27.44% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(d) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $22,753,911, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,732,645 and by $10,572,121 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.38%, and maturity dates ranging
from 11/15/2023 – 11/15/2052, a total value of $23,304,766.
(e) Security in default.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $12,732,645.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

46 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 9/2023 USD 3,738,711 (63,573)
U.S. Treasury 10 Year Note 9 9/2023 USD 1,002,656 (16,315)
U.S. Treasury Long Bond 132 9/2023 USD 16,425,750 (228,230)
U.S. Treasury Ultra Bond 110 9/2023 USD 14,544,063 (191,159)
Net contracts (499,277)
As of July 31, 2023, the Fund had $1,445,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

48 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 48,280,788 $ – $ 48,280,788
Collateralized Mortgage Obligations – 29,411,840 – 29,411,840
Commercial Mortgage-Backed Securities – 34,917,867 – 34,917,867
Corporate Bonds – 166,744,298 – 166,744,298
Mortgage-Backed Securities – 81,235,983 – 81,235,983
Repurchase Agreement – 12,732,645 – 12,732,645
Short-Term Investment – 199,387 – 199,387
U.S. Treasury Obligations – 45,665,275 – 45,665,275
Total Assets $ – $ 419,188,083 $ – $ 419,188,083
Liabilities:
Futures Contracts $ (499,277) $ – $ – $ (499,277)
Total Liabilities $ (499,277) $ – $ – $ (499,277)
Total $ (499,277) $ 419,188,083 $ – $ 418,688,806

Nationwide Loomis Core Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 49
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (499,277)
Total $ (499,277)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 26.1%
Principal
Amount ($) Value ($)
Automobiles 19.2%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 129,110
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 216,558
American Credit Acceptance
Receivables Trust
Series 2023-2, Class A,
5.89%, 10/13/2026(a) 154,992 154,537
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 85,000 86,320
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 440,000 434,313
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 9,771 9,704
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 239,557
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 171,715
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 426,906 425,995
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 555,031
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 100,000 97,937
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 80,000 79,529
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 145,550
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 445,081
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 90,583 88,129
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 521,151
Series 2023-3, Class A3,
5.28%, 5/15/2028 145,000 144,976
CarNow Auto Receivables
Trust, Series 2023-
1A, Class A, 6.62%,
12/16/2024(a) 105,724 105,689
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 415,616 414,199
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 285,000 284,048
Series 2021-N4, Class A1,
0.83%, 9/11/2028 142,843 139,668
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-N4, Class C,
1.72%, 9/11/2028 81,155 77,975
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 419,703 416,354
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 19,957 19,874
Citizens Auto Receivables
Trust, Series 2023-1, Class
A3, 5.84%, 1/18/2028(a) 655,000 654,637
Credit Acceptance Auto Loan
Trust
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 226,745 221,333
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 626,954
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 128,218
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 150,599 147,028
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 164,579 162,953
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 45,274 44,960
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 138,880 136,059
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 50,381 50,129
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 306,349
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 160,139
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 256,551
Enterprise Fleet Financing
LLC
Series 2023-1, Class A2,
5.51%, 1/22/2029(a) 190,000 188,824
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 131,764 129,126
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 380,000 378,477
Exeter Automobile
Receivables Trust
Series 2020-3A, Class C,
1.32%, 7/15/2025 2,633 2,630
Series 2022-4A, Class A3,
4.33%, 2/17/2026 178,300 177,811
Series 2021-4A, Class B,
1.05%, 5/15/2026 188,042 186,138
Series 2022-5A, Class B,
5.97%, 3/15/2027 360,000 358,167
Series 2023-1A, Class B,
5.72%, 4/15/2027 365,000 362,597
Series 2022-6A, Class B,
6.03%, 8/16/2027 110,000 109,873

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-3A, Class B,
6.11%, 9/15/2027 115,000 114,915
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 328,194
Flagship Credit Auto Trust
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 169,303
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 505,000 510,055
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 211,576
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 660,000 649,004
Ford Credit Auto Owner Trust
Series 2020-C, Class A3,
0.41%, 7/15/2025 99,028 97,222
Series 2021-A, Class A3,
0.30%, 8/15/2025 206,625 201,815
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 197,530
Series 2023-B, Class A3,
5.23%, 5/15/2028 270,000 270,245
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 445,000 439,549
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 290,075 288,310
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 205,000 198,619
GLS Auto Receivables Issuer
Trust
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 41,617 41,153
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 474,463
Series 2023-1A, Class B,
6.19%, 6/15/2027(a) 395,000 394,011
GM Financial Automobile
Leasing Trust
Series 2023-1, Class A3,
5.16%, 4/20/2026 335,000 332,836
Series 2023-2, Class A3,
5.05%, 7/20/2026 365,000 362,371
GM Financial Consumer
Automobile Receivables
Trust
Series 2022-2, Class A2,
2.52%, 5/16/2025 89,240 88,677
Series 2021-1, Class A3,
0.35%, 10/16/2025 71,991 70,354
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 88,901
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 160,332
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust
Series 2022-A, Class A2A,
2.45%, 5/15/2025 17,173 17,111
Series 2021-A, Class A3,
0.37%, 4/15/2026 115,783 113,209
Series 2023-A, Class A3,
5.05%, 12/15/2027 675,000 668,975
Honda Auto Receivables
Owner Trust
Series 2021-1, Class A3,
0.27%, 4/21/2025 102,779 100,668
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 188,887
Hyundai Auto Lease
Securitization Trust, Series
2023-B, Class A3, 5.15%,
6/15/2026(a) 320,000 318,275
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 145,253
NextGear Floorplan Master
Owner Trust, Series 2023-
1A, Class A2, 5.74%,
3/15/2028(a) 560,000 562,4 86
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 330,709
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 475,000 471,043
OneMain Direct Auto
Receivables Trust
Series 2022-1A, Class A2,
6.67%, 3/14/2029(a)(b) 585,000 587,587
Series 2023-1A, Class A,
5.41%, 11/14/2029(a) 540,000 530,956
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 116,858
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 110,887 110,156
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 200,578
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 490,529
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 82,204 81,832
Santander Drive Auto
Receivables Trust
Series 2020-4, Class C,
1.01%, 1/15/2026 19,739 19,694
Series 2023-2, Class A3,
5.21%, 7/15/2027 380,000 376,169

52 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 317,003
Series 2022-4, Class B,
4.42%, 11/15/2027 575,000 560,208
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 112,076
Series 2023-3, Class C,
5.77%, 11/15/2030 290,000 289,179
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 530,000 528,235
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 157,554
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 426,000
United Auto Credit
Securitization Trust
Series 2022-1, Class B,
2.10%, 3/10/2025(a) 40,404 40,345
Series 2022-2, Class C,
5.81%, 5/10/2027(a) 230,000 227,367
Westlake Automobile
Receivables Trust
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 42,588 42,137
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 43,611 43,550
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 507,901
Series 2023-2A, Class A3,
5.80%, 2/16/2027(a) 345,000 345,133
Series 2023-1A, Class C,
5.74%, 8/15/2028(a) 120,000 118,491
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 680,000 676,732
World Omni Auto Receivables
Trust
Series 2020-B, Class A3,
0.63%, 5/15/2025 84,222 83,405
Series 2023-A, Class A3,
4.83%, 5/15/2028 585,000 578,164
World Omni Automobile Lease
Securitization Trust
Series 2022-A, Class A3,
3.21%, 2/18/2025 125,000 123,002
Series 2023-A, Class A3,
5.07%, 9/15/2026 330,000 327,728
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 176,692
26,993,265
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0.9%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 457,280
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 104,324
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 740,000 731,415
1,293,019
Equipment Loans & Leases 2.9%
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 260,000 260,153
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 10,414 10,308
Dell Equipment Finance Trust,
Series 2023-1, Class A3,
5.65%, 9/22/2028(a) 375,000 375,731
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 831,688
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 740,000 727,180
HPEFS Equipment Trust,
Series 2023-1A, Class A3,
5.41%, 2/22/2028(a) 745,000 743,121
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 143,758
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 270,000 268,804
Series 2023-2A, Class A3,
5.28%, 1/18/2028(a) 280,000 278,795
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 400,091
4,039,629
Other 2.2%
ACHV ABS TRUST
Series 2023-1PL, Class A,
6.42%, 3/18/2030(a) 32,977 32,982
Series 2023-2PL, Class A,
6.42%, 5/20/2030(a) 90,914 90,909
Series 2023-3PL, Class A,
6.60%, 8/19/2030(a) 135,000 135,094
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 216,222
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 149,364 132,167

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 53
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 101,823 100,748
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 375,000 376,328
Marlette Funding Trust
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 83,260 82,780
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 373,320 372,149
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 310,000 310,566
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 385,819
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 920,000 881,000
3,116,764
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 154,697 144,396
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 93,675 84,777
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 98,198 85,115
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 35,878 31,776
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 309,387 267,157
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 677,062 573,158
1,186,379
Total Asset-Backed Securities
(cost $37,353,221)
36,629,056
Collateralized Mortgage Obligations 0.6%
FHLMC REMICS
Series 3585, Class LA,
3.50%, 10/15/2024 1,076 1,063
Series 3721, Class PE,
3.50%, 9/15/2040 43,432 41,152
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 72,599 68,122
Series 2012-93, Class DP,
1.50%, 9/25/2027 61,540 57,890
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 4,885 4,774
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2011-39, Class NE,
3.50%, 9/16/2039 39,049 38,238
Series 2010-H22, Class FE,
5.51%, 5/20/2059(b) 11,982 11,879
Series 2011-H11, Class FA,
5.66%, 3/20/2061(b) 107,257 106,708
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,325 4,049
Series 2012-H18, Class NA,
5.68%, 8/20/2062(b) 34,964 34,767
Series 2016-H13, Class FT,
5.74%, 5/20/2066(b) 14,503 14,455
Series 2017-H25, Class FD,
4.91%, 12/20/2067(b) 37,797 37,251
Series 2019-H01, Class FJ,
4.53%, 9/20/2068(b) 49,331 48,979
Series 2019-H01, Class FT,
5.56%, 10/20/2068(b) 139,669 139,104
Series 2019-H13, Class FT,
5.58%, 8/20/2069(b) 215,271 214,987
Total Collateralized Mortgage Obligations
(cost $841,298)
823,418
Commercial Mortgage-Backed Securities 4.6%
AOA Mortgage Trust, Series
2021-1177, Class A, 6.21%,
10/15/2038(a)(b) 680,000 617,760
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.48%, 10/15/2037(a)(b) 425,000 403,679
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 321,654
BPR Trust
Series 2022-OANA, Class
A, 7.12%, 4/15/2037(a)(b) 200,000 195,552
Series 2021-NRD, Class A,
6.76%, 12/15/2038(a)(b) 350,000 329,181
Series 2022-SSP, Class A,
8.22%, 5/15/2039(a)(b) 455,000 451,524
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 320,638
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
6.29%, 10/15/2038(a)(b) 680,000 665,517
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 342,049
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.49%,
10/15/2043(a)(b) 525,000 480,257
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 88,189
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 350,000 252,323

54 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 110,000 96,186
Med Trust, Series 2021-
MDLN, Class A, 6.29%,
11/15/2038(a)(b) 348,328 339,928
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.13%, 8/15/2046(b) 222,259 221,576
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 446,219 346 ,767
OPG Trust, Series 2021-
PORT, Class A, 5.82%,
10/15/2036(a)(b) 522,687 509,098
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 230,000 226,762
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.25%,
11/15/2027(a)(b) 336,810 241,952
Total Commercial Mortgage-Backed
Securities
(cost $7,019,955) 6,450,592
Corporate Bonds 49.2%
Aerospace & Defense 0.5%
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 495,000 496,240
RTX Corp. ,
3.65%, 8/16/2023 23,000 22,980
5.00%, 2/27/2026 180,000 179,842
699,062
Automobiles 0.9%
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 494,105
Mercedes-Benz Finance North
America LLC ,
5.10%, 8/3/2028(a) 435,000 434,487
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 328,456
1,257,048
Banks 11.3%
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 345,000 353,506
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 284,906
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 213,795
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 295,000 284,877
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Australia & New Zealand
Banking Group Ltd. ,
5.38%, 7/3/2025 430,000 430,541
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 596,071
Banco Santander SA ,
6.92%, 8/8/2033 200,000 200,000
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 465,000 447,262
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 356,981
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 200,000 199,231
Bank of Nova Scotia (The) ,
5.25%, 6/12/2028 175,000 174,781
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.33%, 6/12/2029(a)(c) 505,000 500,817
Canadian Imperial Bank of
Commerce ,
5.62%, 7/17/2026 405,000 406,433
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 150,000 152,373
Cooperatieve Rabobank UA ,
5.50%, 7/18/2025 500,000 500,913
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 642,951
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 200,000 203,639
HSBC Holdings plc ,
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 254,870
HSBC USA, Inc. ,
5.63%, 3/17/2025 740,000 739,689
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 284,583
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 250,000 251,798
KeyBank NA ,
5.85%, 11/15/2027 415,000 406,859
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
0.00%, 8/7/2027(c) 380,000 380,000
National Australia Bank Ltd. ,
5.20%, 5/13/2025 465,000 464,088
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 600,000 587,880
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 401,681

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
5.20%, 7/20/2026 355,000 355,146
5.20%, 8/1/2028 495,000 494,237
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 135,000 128,345
(SOFR + 2.70%), 6.56%,
6/12/2029(c) 360,000 359,949
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 330,000 334,453
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.58%),
6.30%, 7/6/2034(a)(c) 205,000 208,865
Sumitomo Mitsui Financial
Group, Inc. ,
5.88%, 7/13/2026 710,000 717,185
Svenska Handelsbanken AB ,
5.50%, 6/15/2028(a) 255,000 251,859
Swedbank AB ,
5.47%, 6/15/2026(a) 720,000 715,833
Toronto-Dominion Bank (The) ,
5.52%, 7/17/2028 495,000 500,112
Truist Financial Corp. ,
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 100,000 100,891
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 416,453
US Bancorp ,
(SOFR + 2.02%), 5.78%,
6/12/2029(c)(d) 175,000 175,637
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 795,000 769,427
(SOFR + 1.74%), 5.57%,
7/25/2029(c) 585,000 588,101
15,837,018
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 550,415
Broadline Retail 0.2%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 334,993
Capital Markets 5.2%
Ares Capital Corp. ,
7.00%, 1/15/2027 240,000 240,806
2.88%, 6/15/2028(d) 310,000 261,035
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 275,000 271,799
Barings BDC, Inc. ,
3.30%, 11/23/2026 105,000 92,044
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 410,000 351,794
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 235,000 194,616
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 310,000 289,415
Blue Owl Credit Income Corp. ,
5.50%, 3/21/2025 5,000 4,841
7.75%, 9/16/2027(a) 60,000 59,859
7.95%, 6/13/2028(a) 430,000 431,311
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 380,000 350,593
Credit Suisse AG ,
5.00%, 7/9/2027 350,000 338,286
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(c) 275,000 280,464
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 150,000 152,740
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 240,000 231,179
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 85,125
3.25%, 7/15/2027 200,000 173,369
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 240,000 210,781
Hercules Capital, Inc. ,
3.38%, 1/20/2027 255,000 224,301
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 230,000 229,427
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 750
Macquarie Group Ltd. ,
(SOFR + 2.38%), 5.89%,
6/15/2034(a)(c) 235,000 230,717
Main Street Capital Corp. ,
3.00%, 7/14/2026 275,000 245,717
Morgan Stanley ,
(SOFR + 0.46%), 5.76%,
1/25/2024(c) 1,080,000 1,079,580
(SOFR + 1.63%), 5.45%,
7/20/2029(c) 475,000 476,001
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 145,000 136,446
State Street Corp. ,
5.27%, 8/3/2026 705,000 705,000
7,347,996
Chemicals 1.0%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 575,000 579,112
EIDP, Inc. ,
4.50%, 5/15/2026 470,000 461,455
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 335,695
1,376,262

56 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 4.2%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 275,571
Ally Financial, Inc. ,
7.10%, 11/15/2027 325,000 330,693
American Express Co. ,
(SOFR + 1.28%), 5.28%,
7/27/2029(c) 495,000 494,513
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 336,216
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 198,439
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 24,509
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 40,000 38,927
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 560,000 562,115
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026 620,000 612,225
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 187,535
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 615,000 620,027
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 70,000 66,539
6.50%, 3/10/2028(a) 425,000 429,967
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 187,490
John Deere Capital Corp. ,
4.95%, 7/14/2028 155,000 156,141
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 474,055
Navient Corp. ,
9.38%, 7/25/2030 180,000 180,900
OneMain Finance Corp. ,
9.00%, 1/15/2029 205,000 208,300
Synchrony Financial ,
4.88%, 6/13/2025 55,000 53,143
Toyota Motor Credit Corp. ,
4.55%, 5/17/2030 520,000 509,211
5,946,516
Containers & Packaging 0.6%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 179,099
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 615,320
794,419
Diversified REITs 0.4%
GLP Capital LP ,
5.25%, 6/1/2025 600,000 590,496
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 175,000 172,165
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 397,928
570,093
Electric Utilities 3.9%
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 5.78%,
11/1/2023(c) 1,085,000 1,084,623
+ 0.00%), 5.70%,
8/15/2025(c) 385,000 385,454
Edison International ,
4.70%, 8/15/2025 585,000 572,760
Electricite de France SA ,
5.70%, 5/23/2028(a) 205,000 206,435
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 490,000 484,439
NextEra Energy Capital
Holdings, Inc. ,
(United States SOFR
Compounded Index
+ 0.40%), 5.77%,
11/3/2023(c) 170,000 169,967
6.05%, 3/1/2025 190,000 191,378
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 465,000 457,600
6.10%, 1/15/2029 440,000 437,466
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 100,000 98,693
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 728,026
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 366,062
Xcel Energy, Inc. ,
5.45%, 8/15/2033 350,000 349,535
5,532,438
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc. ,
6.25%, 3/15/2028 275,000 277,691
Flex Ltd. ,
6.00%, 1/15/2028 180,000 182,813
460,504
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 22,000 21,613
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 266,769
288,382
Financial Services 1 .3%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 329,206
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 304,861
6.27%, 6/26/2026(a) 115,000 115,539

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 555,000 544,466
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 259,795
Synchrony Bank ,
5.40%, 8/22/2025 305,000 293,747
1,847,614
Food Products 0.7%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 100,000 98,717
Conagra Brands, Inc. ,
5.30%, 10/1/2026 485,000 483,057
JBS USA LUX SA ,
5.13%, 2/1/2028(a) 370,000 359,147
940,921
Gas Utilities 0.3%
Southern California Gas Co. ,
5.20%, 6/1/2033 370,000 366,446
Ground Transportation 1.7%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 204,966
Norfolk Southern Corp. ,
5.05%, 8/1/2030 470,000 469,041
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 845,000
4.00%, 7/15/2025(a) 45,000 43,238
6.05%, 8/1/2028(a) 185,000 185,543
Ryder System, Inc. ,
5.25%, 6/1/2028 160,000 158,665
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 495,000
2,401,453
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 359,596
Hotels, Restaurants & Leisure 0.7%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 282,885
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 401,936
5.38%, 4/23/2025(f) 65,000 64,406
5.75%, 1/30/2027 250,000 251,059
1,000,286
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 299,120
5.45%, 6/1/2028 50,000 49,549
348,669
Industrial REITs 0.3%
Prologis LP ,
4.88%, 6/15/2028 420,000 417,859
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 4.1%
Assurant, Inc. ,
4.20%, 9/27/2023 49,000 48,765
Athene Global Funding ,
2.50%, 3/24/2028(a) 320,000 273,212
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 250,715
1.75%, 1/13/2025(a) 375,000 350,981
CNO Global Funding ,
2.65%, 1/6/2029(a) 325,000 276,486
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 435,000 431,158
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 376,992
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 552,882
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 909,392
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 305,000 284,661
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 202,000 196,894
MetLife, Inc. ,
5.38%, 7/15/2033 230,000 232,410
Mutual of Omaha Cos. Global
Funding ,
5.80%, 7/27/2026(a) 495,000 494,204
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 310,000 292,053
4.71%, 7/6/2027(a) 245,000 238,204
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 429,984
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 116,251
5,755,244
Machinery 0.1%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 169,848
Metals & Mining 0.6%
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 520,000 517,662
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 187,508
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 140,000 135,969
841,139
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 40,000 39,749
3.75%, 12/31/2024(a) 355,000 339,025
378,774
Multi-Utilities 1 .7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 286,441

58 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 367,777
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 665,784
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,095,833
2,415,835
Office REITs 0.1%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 250,000 207,419
Oil, Gas & Consumable Fuels 1.7%
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 260,000 264,472
Enbridge, Inc. ,
5.70%, 3/8/2033 165,000 167,264
EQT Corp. ,
6.13%, 2/1/2025(f) 133,000 133,070
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 69,090
Ovintiv, Inc. ,
5.65%, 5/15/2028 505,000 501,785
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 460,000 458,441
TransCanada PipeLines Ltd. ,
(United States SOFR
Compounded Index +
1.52%), 6.86%, 3/9/2026(c) 520,000 520,926
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 300,594
2,415,642
Passenger Airlines 0.3%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 253,491
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 113,621
367,112
Pharmaceuticals 0.6%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 694,376
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 214,398
908,774
Real Estate Management & Development 0.2%
CBRE Services, Inc. ,
5.95%, 8/15/2034 140,000 141,023
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 143,880
284,903
Retail REITs 0.5%
Federal Realty OP LP ,
3.95%, 1/15/2024 665,000 658,092
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 227,011
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 333,966
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 100,000 93,638
654,615
Software 0.7%
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 1,003,028
Specialized REITs 0.5%
Public Storage ,
5.13%, 1/15/2029 235,000 236,277
Weyerhaeuser Co. ,
4.75%, 5/15/2026 520,000 512,772
749,049
Specialty Retail 0.7%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 139,716
AutoZone, Inc. ,
5.05%, 7/15/2026 390,000 388,947
Lowe's Cos., Inc. ,
4.40%, 9/8/2025(d) 400,000 392,548
921,211
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.85%, 7/15/2025 390,000 391,825
Hewlett Packard Enterprise
Co. ,
5.25%, 7/1/2028 345,000 343,378
735,203
Tobacco 0.2%
BAT Capital Corp. ,
6.34%, 8/2/2030 300,000 300,000
Trading Companies & Distributors 0.9%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 490,781
0.80%, 8/18/2024 200,000 189,576
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 285,945
6.50%, 7/18/2028(a) 105,000 105,157
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 130,000 130,325
1,201,784
Total Corporate Bonds
(cost $71,180,044)
69,236,158
Mortgage-Backed Securities 0.4%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 1,381 1,376
Pool# G13746
4.50%, 1/1/2025 11,453 11,310

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G13888
5.00%, 6/1/2025 484 481
Pool# J19197
3.00%, 5/1/2027 78,603 75,832
Pool# C00748
6.00%, 4/1/2029 3,433 3,524
Pool# C01418
5.50%, 10/1/2032 27,720 28,333
Pool# G01740
5.50%, 12/1/2034 15,466 15,808
Pool# G04342
6.00%, 4/1/2038 19,332 20,013
FHLMC Non Gold Pool
Pool# 972136
4.35%, 1/1/2034(b) 16,973 16,939
Pool# 848191
4.47%, 12/1/2034(b) 101,877 99,677
FNMA Pool# 815323 ,
6.91%, 1/1/2035 (b) 25,200
25,457
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 45,424 44,798
Pool# AL0802
4.50%, 4/1/2025 8,499 8,382
Pool# AB2518
4.00%, 3/1/2026 13,427 13,089
Pool# AB4998
3.00%, 4/1/2027 140,932 135,801
Pool# 190307
8.00%, 6/1/2030 281 291
Pool# 253516
8.00%, 11/1/2030 219 224
Pool# 725773
5.50%, 9/1/2034 34,041 34,754
Pool# 811773
5.50%, 1/1/2035 34,258 35,019
GNMA Pool# 5080 ,
4.00%, 6/20/2026 18,711
18,322
Total Mortgage-Backed Securities
(cost $608,932)
589,430
U.S. Treasury Obligations 17.2%
U.S. Treasury Notes
3.88%, 4/30/2025 15,735,000 15,433,822
4.63%, 6/30/2025 (d) 8,480,000 8,432,963
4.75%, 7/31/2025 295,000 294,355
Total U.S. Treasury Obligations
(cost $24,275,290)
24,161,140
Repurchase Agreement 7.6%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $10,725,037,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$10,939,538. (g) 10,723,464 10,723,464
Total Repurchase Agreement
(cost $10,723,464)
10,723,464
Total Investments
(cost $152,002,204) — 105.7%
148,613,258
Liabilities in excess of other
assets — (5.7)% (7,962,734)
NET ASSETS — 100.0%
$ 140,650,524
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$52,435,760 which represents 37.28% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(d) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $11,049,600, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $10,723,464 and by $588,504 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.25% – 4.38%, and maturity dates ranging from
11/15/2023 – 11/15/2052, a total value of $11,311,968.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $10,723,464.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

60 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 12 9/2023 USD 2,436,375 (31,849)
Total long contracts (31,849)
Short Contracts
U.S. Treasury 10 Year Ultra Note (26) 9/2023 USD (3,041,594) 55,190
Total short contracts 55,190
Net contracts 23,341
As of July 31, 2023, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

62 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 36,629,056 $ – $ 36,629,056
Collateralized Mortgage Obligations – 823,418 – 823,418
Commercial Mortgage-Backed Securities – 6,450,592 – 6,450,592
Corporate Bonds – 69,236,158 – 69,236,158
Futures Contracts 55,190 – – 55,190
Mortgage-Backed Securities – 589,430 – 589,430
Repurchase Agreement – 10,723,464 – 10,723,464
U.S. Treasury Obligations – 24,161,140 – 24,161,140
Total Assets $ 55,190 $ 148,613,258 $ – $ 148,668,448
Liabilities:
Futures Contracts $ (31,849) $ – $ – $ (31,849)
Total Liabilities $ (31,849) $ – $ – $ (31,849)
Total $ 23,341 $ 148,613,258 $ – $ 148,636,599

Nationwide Loomis Short Term Bond Fund - July 31, 2023 (Unaudited) - Statement of Investments - 63
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 55,190
Total $ 55,190
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (31,849)
Total $ (31,849)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 99.3%
Shares Value ($)
Air Freight & Logistics 0.5%
Forward Air Corp.(a) 1,700 202,028
Hub Group, Inc., Class A* 2,800 252,364
454,392
Automobile Components 1.6%
American Axle &
Manufacturing Holdings,
Inc.* 27,508 259,951
Dana, Inc. 34,200 649,116
Goodyear Tire & Rubber Co.
(The)* 22,200 356,976
Modine Manufacturing Co.* 7,200 270,432
1,536,475
Banks 15.3%
Associated Banc-Corp. 17,020 322,529
Bancorp, Inc. (The)* 3,753 142,239
Capital City Bank Group, Inc. 6,418 208,136
Carter Bankshares, Inc.* 29,600 434,824
Central Pacific Financial Corp. 24,900 454,176
Civista Bancshares, Inc. 29,666 541,108
Comerica, Inc. 11,100 598,956
Enterprise Bancorp, Inc. 11,822 376,412
Enterprise Financial Services
Corp. 16,529 677,689
Evans Bancorp, Inc. 3,800 112,936
Financial Institutions, Inc. 17,100 327,978
First Financial Bancorp 7,263 167,703
First Financial Corp. 6,746 257,765
First Merchants Corp. 20,400 655,248
Hancock Whitney Corp. 6,600 290,466
Hanmi Financial Corp. 35,623 676,837
Heartland Financial USA, Inc. 23,465 805,788
Home Bancorp, Inc. 5,324 189,641
HomeTrust Bancshares, Inc. 24,229 589,007
Independent Bank Corp.(a) 5,100 105,366
International Bancshares Corp. 8,764 435,045
Live Oak Bancshares, Inc. 3,100 117,397
Macatawa Bank Corp. 36,700 361,495
Northrim Bancorp, Inc. 7,900 377,620
OceanFirst Financial Corp. 21,474 400,060
OFG Bancorp 7,200 241,128
Old National Bancorp 41,700 710,151
Old Second Bancorp, Inc. 9,627 153,936
Orrstown Financial Services,
Inc. 9,700 226,980
Pacific Premier Bancorp, Inc. 6,300 160,902
Peapack-Gladstone Financial
Corp. 18,400 537,832
Popular, Inc. 4,700 340,985
SmartFinancial, Inc. 7,678 192,871
South Plains Financial, Inc. 20,727 556,520
Third Coast Bancshares, Inc.* 4,600 95,128
UMB Financial Corp. 8,716 618,836
Veritex Holdings, Inc. 28,036 603,054
WSFS Financial Corp. 5,100 223,125
Zions Bancorp NA(a) 7,600 290,700
14,578,569
Beverages 0.2%
Coca-Cola Consolidated, Inc. 362 229,294
Biotechnology 2.5%
89bio, Inc.*(a) 27,192 430,721
Common Stocks
Shares Value ($)
Biotechnology
ADMA Biologics, Inc.* 27,030 112,175
Akero Therapeutics, Inc.*(a) 5,027 218,172
Alkermes plc* 6,462 189,207
Arcturus Therapeutics
Holdings, Inc.* 1,800 62,928
Arcus Biosciences, Inc.* 2,400 47,760
Celldex Therapeutics, Inc.* 1,168 41,301
Chinook Therapeutics, Inc.* 1,992 78,047
Dynavax Technologies Corp.* 3,700 51,763
Entrada Therapeutics, Inc.* 7,800 135,486
Immunovant, Inc.* 6,300 143,829
Intellia Therapeutics, Inc.* 2,100 88,893
Kiniksa Pharmaceuticals Ltd.,
Class A* 7,954 149,853
Kronos Bio, Inc.* 27,600 52,992
Krystal Biotech, Inc.* 600 77,460
Kymera Therapeutics, Inc.* 1,550 33,914
Ovid therapeutics, Inc.*(a) 12,600 45,234
Prothena Corp. plc* 700 48,209
Puma Biotechnology, Inc.* 7,200 26,064
Recursion Pharmaceuticals,
Inc., Class A* 5,200 73,424
REGENXBIO, Inc.* 2,300 43,700
Talaris Therapeutics, Inc.*(a) 14,773 43,580
Veracyte, Inc.* 4,900 134,505
Viracta Therapeutics, Inc.*(a) 34,562 53,571
Xencor, Inc.* 1,741 42,289
2,425,077
Broadline Retail 0.2%
Ollie's Bargain Outlet
Holdings, Inc.* 3,100 225,928
Building Products 2.9%
AZEK Co., Inc. (The), Class A* 6,900 215,280
Gibraltar Industries, Inc.* 9,600 620,832
Griffon Corp. 11,117 463,801
JELD-WEN Holding, Inc.* 21,015 374,277
Resideo Technologies, Inc.* 21,900 409,968
UFP Industries, Inc. 6,836 702,468
2,786,626
Capital Markets 1.3%
Focus Financial Partners, Inc.,
Class A* 10,971 574,112
Oppenheimer Holdings, Inc.,
Class A 2,189 83,423
Virtu Financial, Inc., Class A 33,200 616,192
1,273,727
Chemicals 0.5%
Element Solutions, Inc. 5,700 119,472
FutureFuel Corp. 15,100 146,772
Livent Corp.*(a) 8,200 201,884
468,128
Commercial Services & Supplies 2.0%
Acme United Corp. 3,704 112,675
ARC Document Solutions, Inc. 66,110 230,063
CECO Environmental Corp.* 17,487 210,543
CompX International, Inc. 3,024 68,463
Deluxe Corp. 30,526 579,689
Ennis, Inc. 10,800 232,632
Quad/Graphics, Inc.* 26,966 159,639

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
SP Plus Corp.* 6,935 266,651
1,860,355
Communications Equipment 0.0%
†
Aviat Networks, Inc.* 1,500 45,855
Construction & Engineering 2.3%
EMCOR Group, Inc. 3,200 688,128
IES Holdings, Inc.* 4,100 235,012
Limbach Holdings, Inc.*(a) 10,900 287,978
MDU Resources Group, Inc. 21,200 468,944
Sterling Infrastructure, Inc.* 8,400 503,916
2,183,978
Construction Materials 0.2%
Eagle Materials, Inc. 1,100 202,807
Consumer Finance 0.6%
Consumer Portfolio Services,
Inc.* 18,632 238,676
Green Dot Corp., Class A* 15,800 308,890
547,566
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The) 13,200 644,424
Village Super Market, Inc.,
Class A 9,900 230,472
874,896
Containers & Packaging 1.3%
Berry Global Group, Inc. 2,800 183,596
Greif, Inc., Class A 8,100 599,157
Pactiv Evergreen, Inc. 48,855 420,642
1,203,395
Diversified Consumer Services 1.2%
Graham Holdings Co., Class B 1,053 617,848
Laureate Education, Inc. 17,200 220,504
OneSpaWorld Holdings Ltd.* 20,000 256,900
1,095,252
Diversified REITs 1.0%
Alexander & Baldwin, Inc. 4,800 92,160
Broadstone Net Lease, Inc. 10,300 167,890
Essential Properties Realty
Trust, Inc. 27,873 684,282
944,332
Diversified Telecommunication Services 0.1%
Radius Global Infrastructure,
Inc.* 6,000 89,460
Electric Utilities 0.9%
ALLETE, Inc. 7,767 446,059
Genie Energy Ltd., Class B 27,300 366,093
812,152
Electrical Equipment 1.2%
Atkore, Inc.* 4,600 729,882
EnerSys 1,700 184,144
Powell Industries, Inc. 3,700 224,886
1,138,912
Electronic Equipment, Instruments & Components 2.5%
Arrow Electronics, Inc.* 4,300 612,922
Avnet, Inc. 3,300 160,050
Bel Fuse, Inc., Class B 8,953 480,329
Belden, Inc. 4,700 454,208
Climb Global Solutions, Inc. 1,800 87,084
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Fabrinet* 1,700 210,188
Vishay Intertechnology, Inc. 5,200 146,380
Vontier Corp. 8,525 263,678
2,414,839
Energy Equipment & Services 4.1%
ChampionX Corp.(a) 6,200 220,720
DMC Global, Inc.* 13,043 245,991
Helix Energy Solutions Group,
Inc.*(a) 10,900 104,640
Liberty Energy, Inc., Class A 39,900 657,153
Patterson-UTI Energy, Inc. 50,698 803,056
Precision Drilling Corp.* 3,580 237,927
Profire Energy, Inc.* 24,226 33,917
Ranger Energy Services, Inc.* 14,600 153,300
Select Water Solutions, Inc.,
Class A 28,200 237,162
TETRA Technologies, Inc.* 59,200 265,808
Tidewater, Inc.* 4,200 265,062
US Silica Holdings, Inc.* 30,804 400,760
Weatherford International plc* 3,500 290,850
3,916,346
Financial Services 1.6%
A-Mark Precious Metals, Inc. 5,800 236,582
Enact Holdings, Inc. 8,900 242,080
Merchants Bancorp 8,200 259,202
MGIC Investment Corp. 23,240 389,038
Mr. Cooper Group, Inc.* 1,100 63,767
NMI Holdings, Inc., Class A* 4,700 125,537
Security National Financial
Corp., Class A* 12,772 109,073
Velocity Financial, Inc.* 11,412 141,280
1,566,559
Food Products 1.5%
Ingredion, Inc. 5,200 578,552
John B Sanfilippo & Son, Inc. 5,941 647,034
MamaMancini's Holdings, Inc.* 61,600 228,536
1,454,122
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A 8,000 373,760
National Fuel Gas Co. 2,833 150,461
ONE Gas, Inc.(a) 4,100 324,433
848,654
Ground Transportation 0.4%
Daseke, Inc.* 4,600 35,788
Ryder System, Inc. 3,500 357,525
393,313
Health Care Equipment & Supplies 1.7%
Artivion, Inc.* 14,900 259,558
Haemonetics Corp.* 2,535 233,828
iRadimed Corp. 1,900 83,467
Lantheus Holdings, Inc.*(a) 6,900 596,781
Merit Medical Systems, Inc.* 3,353 250,369
TransMedics Group, Inc.* 2,000 186,360
1,610,363
Health Care Providers & Services 0.8%
Accolade, Inc.* 12,850 193,007
OPKO Health, Inc.*(a) 28,700 53,382
Option Care Health, Inc.* 2,761 93,267

Nationwide Bailard Cognitive Value Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Health Care Providers & Services
PetIQ, Inc., Class A* 5,900 98,766
Progyny, Inc.* 7,100 296,496
734,918
Health Care REITs 0.8%
CareTrust REIT, Inc. 18,400 382,536
Omega Healthcare Investors,
Inc. 7,200 229,680
Physicians Realty Trust 9,800 144,452
756,668
Health Care Technology 0.6%
Health Catalyst, Inc.* 3,600 50,508
NextGen Healthcare, Inc.* 32,700 543,801
594,309
Hotel & Resort REITs 1.9%
Apple Hospitality REIT, Inc. 14,400 223,200
Braemar Hotels & Resorts, Inc. 113,000 418,100
DiamondRock Hospitality Co. 28,200 239,700
Hersha Hospitality Trust, Class
A 6,800 42,568
Park Hotels & Resorts, Inc. 42,800 583,364
Ryman Hospitality Properties,
Inc. 3,398 323,795
1,830,727
Hotels, Restaurants & Leisure 0.7%
Ark Restaurants Corp. 4,800 85,872
Bluegreen Vacations Holding
Corp., Class A 5,013 195,958
Chuy's Holdings, Inc.* 6,200 257,858
Xponential Fitness, Inc., Class
A* 6,500 137,280
676,968
Household Durables 3.9%
Beazer Homes USA, Inc.* 11,678 392,731
Ethan Allen Interiors, Inc. 3,405 107,155
Green Brick Partners, Inc.*(a) 1,600 90,432
Hamilton Beach Brands
Holding Co., Class A 9,500 93,575
Helen of Troy Ltd.* 700 98,910
KB Home 11,800 636,846
Landsea Homes Corp.* 13,500 133,245
M/I Homes, Inc.* 7,600 760,000
Meritage Homes Corp. 2,395 356,735
Skyline Champion Corp.* 4,231 294,732
Tri Pointe Homes, Inc.* 23,433 747,044
3,711,405
Household Products 0.4%
Oil-Dri Corp. of America 5,424 340,464
Independent Power and Renewable Electricity Producers
0.8%
Altus Power, Inc., Class A*(a) 16,200 110,322
Atlantica Sustainable
Infrastructure plc 13,600 328,032
Ormat Technologies, Inc. 3,900 317,070
755,424
Industrial REITs 0.6%
First Industrial Realty Trust,
Inc. 7,400 382,580
Common Stocks
Shares Value ($)
Industrial REITs
Terreno Realty Corp. 3,148 186,802
569,382
Insurance 2.8%
Assurant, Inc. 700 94,157
Assured Guaranty Ltd. 11,149 666,487
Axis Capital Holdings Ltd. 10,600 584,272
CNO Financial Group, Inc. 23,700 609,564
Horace Mann Educators Corp. 3,200 96,416
Reinsurance Group of
America, Inc.(a) 2,600 364,910
Unum Group 4,600 223,606
2,639,412
Interactive Media & Services 0.1%
Ziff Davis, Inc.* 1,300 94,276
IT Services 0.1%
Kyndryl Holdings, Inc.* 8,200 112,012
Leisure Products 0.4%
Marine Products Corp. 5,900 94,636
MasterCraft Boat Holdings,
Inc.* 7,500 229,875
Solo Brands, Inc., Class A* 11,000 64,460
388,971
Life Sciences Tools & Services 0 .2%
Medpace Holdings, Inc.* 700 177,219
Pacific Biosciences of
California, Inc.* 4,300 56,803
234,022
Machinery 1.1%
Commercial Vehicle Group,
Inc.* 8,900 93,450
Hyster-Yale Materials
Handling, Inc. 3,000 143,280
Manitowoc Co., Inc. (The)* 7,137 129,323
Park-Ohio Holdings Corp. 8,272 159,401
Terex Corp. 4,445 260,610
Wabash National Corp. 9,200 217,856
1,003,920
Media 1.8%
Entravision Communications
Corp., Class A 37,205 177,840
Gray Television, Inc. 51,612 488,765
Integral Ad Science Holding
Corp.* 29,400 612,990
Nexstar Media Group, Inc.,
Class A 1,100 205,392
Stagwell, Inc., Class A* 9,200 61,732
Townsquare Media, Inc., Class
A 12,700 152,146
1,698,865
Metals & Mining 1.9%
Commercial Metals Co. 9,900 566,478
Constellium SE, Class A* 18,900 360,801
Olympic Steel, Inc.(a) 2,532 141,260
Ryerson Holding Corp. 11,800 501,382
TimkenSteel Corp.* 12,200 284,260
1,854,181
Mortgage Real Estate Investment Trusts (REITs) 1.7%
Arbor Realty Trust, Inc. 12,478 211,003

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
MFA Financial, Inc. 49,800 560,748
Ready Capital Corp. 36,100 417,677
Redwood Trust, Inc. 21,500 161,895
Rithm Capital Corp. 28,500 287,280
1,638,603
Multi-Utilities 0.2%
NorthWestern Corp. 3,400 191,998
Office REITs 0.1%
Corporate Office Properties
Trust 3,800 98,800
Oil, Gas & Consumable Fuels 7.0%
Chord Energy Corp. 1,700 266,628
Civitas Resources, Inc. 8,500 636,310
Clean Energy Fuels Corp.* 20,000 98,600
CNX Resources Corp.*(a) 12,000 244,800
Delek US Holdings, Inc. 9,400 259,346
Dorian LPG Ltd.(a) 14,000 416,360
Epsilon Energy Ltd. 22,996 138,896
Equitrans Midstream Corp. 17,000 176,290
Excelerate Energy, Inc., Class
A 17,367 368,528
International Seaways, Inc. 3,700 158,693
Matador Resources Co. 4,300 239,209
Murphy Oil Corp. 6,887 298,000
New Fortress Energy, Inc.(a) 4,600 131,330
Overseas Shipholding Group,
Inc., Class A* 57,700 235,993
Par Pacific Holdings, Inc.* 9,500 299,060
PBF Energy, Inc., Class A 8,100 384,264
PDC Energy, Inc. 8,095 614,330
Permian Resources Corp.,
Class A 13,600 158,984
Riley Exploration Permian, Inc.
(a) 6,370 238,556
Scorpio Tankers, Inc. 11,700 550,368
SM Energy Co. 12,800 464,512
Teekay Tankers Ltd., Class A 6,000 261,660
6,640,717
Passenger Airlines 0.6%
Alaska Air Group, Inc.* 1,200 58,356
Copa Holdings SA, Class A(a) 4,000 472,080
530,436
Personal Care Products 0.1%
Nature's Sunshine Products,
Inc.* 7,961 111,056
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals,
Inc.* 5,600 339,864
ANI Pharmaceuticals, Inc.*(a) 2,800 147,140
Assertio Holdings, Inc.*(a) 44,985 255,964
Biote Corp., Class A* 7,100 48,422
Collegium Pharmaceutical,
Inc.* 4,588 104,423
Harrow Health, Inc.* 7,737 170,833
Intra-Cellular Therapies, Inc.* 1,400 86,576
Ligand Pharmaceuticals, Inc.* 788 52,741
Prestige Consumer
Healthcare, Inc.* 3,000 195,630
Common Stocks
Shares Value ($)
Pharmaceuticals
Reata Pharmaceuticals, Inc.,
Class A* 100 16,558
SIGA Technologies, Inc.(a) 9,200 52,808
Theravance Biopharma,
Inc.*(a) 900 8,901
1,479,860
Professional Services 0.8%
Conduent, Inc.* 93,800 324,548
CSG Systems International,
Inc. 5,400 278,586
ICF International, Inc. 800 94,072
Innodata, Inc.*(a) 4,300 55,169
752,375
Real Estate Management & Development 2.1%
Cushman & Wakefield plc* 19,399 190,692
DigitalBridge Group, Inc. 51,100 818,622
Forestar Group, Inc.* 12,000 353,760
Howard Hughes Corp. (The)* 4,300 363,049
Stratus Properties, Inc. 7,300 207,174
Tricon Residential, Inc. 10,800 100,764
2,034,061
Residential REITs 0.4%
Independence Realty Trust,
Inc. 12,100 206,184
UMH Properties, Inc. 9,000 149,850
356,034
Retail REITs 3.0%
Brixmor Property Group, Inc. 14,200 322,908
CBL & Associates Properties,
Inc. 4,200 91,434
Getty Realty Corp. 7,861 254,068
Kite Realty Group Trust 35,400 809,952
SITE Centers Corp. 6,900 96,945
Tanger Factory Outlet Centers,
Inc. 14,300 334,763
Urban Edge Properties 11,600 197,316
Urstadt Biddle Properties, Inc.,
Class A 32,690 741,409
2,848,795
Semiconductors & Semiconductor Equipment 2.1%
Amkor Technology, Inc. 10,200 296,718
Axcelis Technologies, Inc.* 2,900 581,392
Cohu, Inc.* 5,600 244,440
Diodes, Inc.* 2,100 198,429
Everspin Technologies, Inc.* 10,900 104,749
Photronics, Inc.* 7,000 185,150
Power Integrations, Inc. 2,000 194,280
SMART Global Holdings, Inc.* 8,400 223,440
2,028,598
Software 3.2%
Adeia, Inc. 54,900 659,898
Applied Digital Corp.*(a) 9,600 91,968
Blackbaud, Inc.* 1,200 90,540
CommVault Systems, Inc.* 4,900 381,857
Everbridge, Inc.* 1,800 55,512
Five9, Inc.* 1,600 140,400
NCR Corp.*(a) 7,000 188,160
Park City Group, Inc. 14,199 141,138
RingCentral, Inc., Class A* 8,200 339,152

Nationwide Bailard Cognitive Value Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Software
Sprout Social, Inc., Class A*(a) 1,200 68,568
Teradata Corp.* 11,000 625,350
Verint Systems, Inc.* 2,500 93,425
Yext, Inc.* 16,923 164,492
3,040,460
Specialized REITs 0.5%
Global Self Storage, Inc. 20,800 105,872
Outfront Media, Inc. 16,330 252,462
Uniti Group, Inc. 18,500 103,230
461,564
Specialty Retail 2.0%
Abercrombie & Fitch Co.,
Class A*(a) 2,500 99,025
Boot Barn Holdings, Inc.* 2,100 197,190
Build-A-Bear Workshop, Inc. 10,700 262,685
Group 1 Automotive, Inc. 1,500 387,795
ODP Corp. (The)* 6,300 314,244
Signet Jewelers Ltd.(a) 2,500 201,225
Urban Outfitters, Inc.* 5,400 196,398
Winmark Corp. 671 243,882
1,902,444
Technology Hardware, Storage & Peripherals 0.3%
IonQ, Inc.* 12,600 242,550
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc. 1,900 142,519
PVH Corp. 1,600 143,424
285,943
Trading Companies & Distributors 4.6%
Alta Equipment Group, Inc. 13,300 214,795
Applied Industrial
Technologies, Inc. 900 130,491
Boise Cascade Co. 3,200 331,168
Core & Main, Inc., Class A* 7,400 233,914
MRC Global, Inc.* 47,610 537,517
MSC Industrial Direct Co., Inc.,
Class A(a) 1,900 191,748
NOW, Inc.* 37,000 421,430
Rush Enterprises, Inc., Class A 8,000 517,440
Univar Solutions, Inc.* 16,494 596,093
Veritiv Corp. 3,822 535,577
WESCO International, Inc. 4,035 708,425
4,418,598
Wireless Telecommunication Services 0.4%
Spok Holdings, Inc. 12,694 186,094
SurgePays, Inc.*(a) 39,600 233,244
419,338
Total Common Stocks
(cost $74,886,831) 94,659,526
Exchange Traded Fund 0.2%
Equity Fund 0.2%
Vanguard Small-Cap Value
ETF(a) 1,278 222,871
Total Exchange Traded Fund
(cost $204,243) 222,871
Rights 0.0%
†
Number of
Rights
Value ($)
Biotechnology 0.0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR*∞ 90,200 0
Total Rights
(cost $16,829) 0
Repurchase Agreement 2.1%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $1,997,555,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $2,037,506.
(b) 1,997,262 1,997,262
Total Repurchase Agreement
(cost $1,997,262) 1,997,262
Total Investments
(cost $77,105,165) — 101.6% 96,879,659
Liabilities in excess of other assets — (1.6)% (1,541,574)
NET ASSETS — 100.0%
$ 95,338,085
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July
31, 2023 was $4,589,492, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,997,262 and by $2,761,491 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $4,758,753.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $1,997,262.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Bailard Cognitive Value Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,659,526 $ – $ – $ 94,659,526
Exchange Traded Fund 222,871 – – 222,871
Repurchase Agreement – 1,997,262 – 1,997,262
Rights   – – – –
Total $ 94,882,397 $ 1,997,262 $ – $ 96,879,659
As of July 31, 2023, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
16,829 16,829
Sales — —
Change in Unrealized Appreciation/Depreciation (16,829) (16,829)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ (16,829) $ (16,829)
* Purchases include all purchases of securities and securities received in corporate actions.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99.8%
Shares Value ($)
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc.* 4,300 1,515,062
Broadline Retail 3.3%
Amazon.com, Inc.* 36,740 4,911,403
Electronic Equipment, Instruments & Components 3.4%
Insight Enterprises, Inc.* 23,918 3,508,532
TE Connectivity Ltd. 10,580 1,518,124
5,026,656
Entertainment 1.8%
Netflix, Inc.* 2,635 1,156,686
ROBLOX Corp., Class A* 40,000 1,570,000
2,726,686
Financial Services 4.4%
Fiserv, Inc.* 13,100 1,653,351
Shift4 Payments, Inc., Class
A*(a) 21,550 1,486,734
Visa, Inc., Class A(a) 14,860 3,532,668
6,672,753
Ground Transportation 2.5%
Uber Technologies, Inc.* 75,145 3,716,672
Health Care Equipment & Supplies 2.4%
Dexcom, Inc.* 17,000 2,117,520
Merit Medical Systems, Inc.* 19,680 1,469,505
3,587,025
Household Durables 1.9%
Sony Group Corp., ADR-JP 30,610 2,865,096
Interactive Media & Services 10.3%
Alphabet, Inc., Class A* 56,180 7,456,210
Meta Platforms, Inc., Class A* 25,080 7,990,488
15,446,698
IT Services 0.8%
Snowflake, Inc., Class A* 6,825 1,212,871
Life Sciences Tools & Services 1.7%
Danaher Corp. 10,030 2,558,252
Pharmaceuticals 0.6%
Intra-Cellular Therapies, Inc.* 15,480 957,283
Professional Services 1.1%
Booz Allen Hamilton Holding
Corp., Class A 13,548 1,640,392
Semiconductors & Semiconductor Equipment 27.3%
Advanced Micro Devices, Inc.* 15,630 1,788,072
KLA Corp. 12,760 6,558,002
Lam Research Corp. 7,200 5,173,128
Micron Technology, Inc. 25,380 1,811,878
NVIDIA Corp. 27,620 12,906,550
NXP Semiconductors NV 18,255 4,070,500
QUALCOMM, Inc.(a) 40,595 5,365,441
Texas Instruments, Inc. 18,760 3,376,800
41,050,371
Software 31.1%
Adobe, Inc.* 10,164 5,551,272
Box, Inc., Class A* 40,100 1,253,125
Cadence Design Systems,
Inc.* 16,515 3,864,675
Crowdstrike Holdings, Inc.,
Class A* 8,850 1,430,691
Datadog, Inc., Class A* 20,515 2,394,511
Common Stocks
Shares Value ($)
Software
HubSpot, Inc.* 7,415 4,304,778
Intuit, Inc. 7,325 3,748,203
Microsoft Corp. 45,600 15,317,952
Palo Alto Networks, Inc.* 11,095 2,773,306
ServiceNow, Inc.* 5,220 3,043,260
Sprout Social, Inc., Class A*(a) 23,250 1,328,505
Varonis Systems, Inc., Class
B* 57,740 1,657,138
46,667,416
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 35,603 6,994,209
Pure Storage, Inc., Class A* 63,780 2,359,222
9,353,431
Total Common Stocks
(cost $50,874,887) 149,908,067
Repurchase Agreement 0.8%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $1,188,658,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $1,212,431.
(b) 1,188,483 1,188,483
Total Repurchase Agreement
(cost $1,188,483) 1,188,483
Total Investments
(cost $52,063,370) — 100.6% 151,096,550
Liabilities in excess of other assets — (0.6)% (912,939)
NET ASSETS — 100.0%
$ 150,183,611
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $10,672,783, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,188,483 and by $9,518,258 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.13%, and maturity dates ranging from
8/15/2023 – 11/15/2052, a total value of $10,706,741.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $1,188,483.
ADR American Depositary Receipt
JP Japan

Nationwide Bailard Technology & Science Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 149,908,067 $ – $ – $ 149,908,067
Repurchase Agreement – 1,188,483 – 1,188,483
Total $ 149,908,067 $ 1,188,483 $ – $ 151,096,550
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
Common Stocks 87.4%
Shares Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.* 1,950 362,564
Boeing Co. (The)* 15,814 3,777,174
General Dynamics Corp. 6,240 1,395,139
Howmet Aerospace, Inc. 10,172 520,196
Huntington Ingalls Industries,
Inc. 1,131 259,757
L3Harris Technologies, Inc. 5,221 989,327
Lockheed Martin Corp. 6,303 2,813,470
Northrop Grumman Corp. 3,989 1,775,105
RTX Corp. 40,861 3,592,908
Textron, Inc.(a) 5,230 406,737
TransDigm Group, Inc. 1,471 1,323,488
17,215,865
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 3,431 343,717
Expeditors International of
Washington, Inc. 4,137 526,640
FedEx Corp. 6,424 1,734,159
United Parcel Service, Inc.,
Class B 20,269 3,792,938
6,397,454
Automobile Components 0.1%
Aptiv plc* 7,565 828,292
BorgWarner, Inc. 6,403 297,739
1,126,031
Automobiles 1.9%
Ford Motor Co.(a) 111,060 1,467,103
General Motors Co. 38,585 1,480,506
Tesla, Inc.* 75,340 20,148,176
23,095,785
Banks 2.8%
Bank of America Corp. 193,887 6,204,384
Citigroup, Inc. 54,927 2,617,821
Citizens Financial Group, Inc. 12,804 413,057
Comerica, Inc. 3,512 189,508
Fifth Third Bancorp 18,861 548,855
Huntington Bancshares, Inc. 38,881 475,903
JPMorgan Chase & Co. 81,722 12,908,807
KeyCorp 27,305 336,125
M&T Bank Corp. 4,568 638,880
PNC Financial Services
Group, Inc. (The) 11,150 1,526,324
Regions Financial Corp. 25,768 524,894
Truist Financial Corp. 37,636 1,250,268
US Bancorp 39,087 1,550,972
Wells Fargo & Co. 104,932 4,843,661
Zions Bancorp NA(a) 4,591 175,606
34,205,065
Beverages 1.5%
Brown-Forman Corp., Class B 4,882 344,669
Coca-Cola Co. (The) 108,844 6,740,709
Constellation Brands, Inc.,
Class A 4,441 1,211,505
Keurig Dr Pepper, Inc. 23,124 786,447
Molson Coors Beverage Co.,
Class B(a) 5,279 368,316
Monster Beverage Corp.* 21,582 1,240,749
PepsiCo, Inc. 38,527 7,222,272
17,914,667
Common Stocks
Shares Value ($)
Biotechnology 1.7%
AbbVie, Inc. 49,339 7,380,128
Amgen, Inc. 14,943 3,498,904
Biogen, Inc.* 4,065 1,098,322
Gilead Sciences, Inc. 34,831 2,652,032
Incyte Corp.* 5,096 324,717
Moderna, Inc.* 9,035 1,063,058
Regeneron Pharmaceuticals,
Inc.* 3,048 2,261,342
Vertex Pharmaceuticals, Inc.* 7,174 2,527,687
20,806,190
Broadline Retail 2.8%
Amazon.com, Inc.* 249,632 33,370,806
eBay, Inc. 14,472 644,148
Etsy, Inc.*(a) 3,560 361,874
34,376,828
Building Products 0.4%
A O Smith Corp. 3,599 261,396
Allegion plc(a) 2,492 291,215
Carrier Global Corp. 23,154 1,378,821
Johnson Controls International
plc 19,017 1,322,632
Masco Corp. 6,321 383,558
Trane Technologies plc 6,288 1,254,079
4,891,701
Capital Markets 2.4%
Ameriprise Financial, Inc. 2,863 997,612
Bank of New York Mellon
Corp. (The) 19,437 881,662
BlackRock, Inc. 4,188 3,094,304
Cboe Global Markets, Inc. 3,036 424,068
Charles Schwab Corp. (The) 41,516 2,744,208
CME Group, Inc. 9,980 1,985,621
FactSet Research Systems,
Inc. 1,044 454,182
Franklin Resources, Inc.(a) 8,409 245,879
Goldman Sachs Group, Inc.
(The) 9,297 3,308,523
Intercontinental Exchange, Inc. 15,657 1,797,424
Invesco Ltd.(a) 13,236 222,365
MarketAxess Holdings, Inc. 1,068 287,527
Moody's Corp. 4,349 1,534,110
Morgan Stanley 36,430 3,335,531
MSCI, Inc., Class A 2,261 1,239,209
Nasdaq, Inc. 9,662 487,834
Northern Trust Corp.(a) 5,929 475,031
Raymond James Financial,
Inc. 5,408 595,259
S&P Global, Inc. 9,173 3,618,840
State Street Corp. 9,336 676,300
T. Rowe Price Group, Inc.(a) 6,362 784,180
29,189,669
Chemicals 1.5%
Air Products & Chemicals, Inc. 6,184 1,888,161
Albemarle Corp. 3,319 704,557
Celanese Corp., Class A 2,640 331,030
CF Industries Holdings, Inc. 5,565 456,775
Corteva, Inc. 20,087 1,133,509
Dow, Inc. 19,994 1,129,061
DuPont de Nemours, Inc. 12,773 991,568
Eastman Chemical Co. 3,370 288,405

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Ecolab, Inc. 6,828 1,250,480
FMC Corp. 3,535 340,173
International Flavors &
Fragrances, Inc. 7,191 608,430
Linde plc 13,692 5,349,054
LyondellBasell Industries NV,
Class A 7,095 701,412
Mosaic Co. (The) 8,497 346,338
PPG Industries, Inc. 6,667 959,381
Sherwin-Williams Co. (The) 6,531 1,805,821
18,284,155
Commercial Services & Supplies 0.4%
Cintas Corp. 2,450 1,229,998
Copart, Inc.* 12,102 1,069,696
Republic Services, Inc., Class
A 5,774 872,509
Rollins, Inc. 6,796 277,480
Waste Management, Inc. 10,292 1,685,727
5,135,410
Communications Equipment 0.7%
Arista Networks, Inc.* 6,961 1,079,581
Cisco Systems, Inc. 114,541 5,960,714
F5, Inc.* 1,622 256,665
Juniper Networks, Inc. 9,082 252,480
Motorola Solutions, Inc. 4,727 1,354,900
8,904,340
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 4,056 817,771
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,694 756,303
Vulcan Materials Co. 3,617 797,549
1,553,852
Consumer Finance 0.4%
American Express Co. 16,628 2,808,137
Capital One Financial Corp. 10,816 1,265,688
Discover Financial Services 7,122 751,727
Synchrony Financial 12,439 429,643
5,255,195
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp. 12,402 6,953,429
Dollar General Corp. 6,095 1,029,202
Dollar Tree, Inc.* 5,864 904,991
Kroger Co. (The) 18,477 898,721
Sysco Corp. 14,328 1,093,370
Target Corp. 13,040 1,779,569
Walgreens Boots Alliance, Inc.
(a) 20,262 607,252
Walmart, Inc. 39,225 6,270,509
19,537,043
Containers & Packaging 0.2%
Amcor plc 43,310 444,361
Avery Dennison Corp. 2,243 412,734
Ball Corp.(a) 8,796 516,237
International Paper Co. 9,920 357,715
Packaging Corp. of America(a) 2,551 391,196
Sealed Air Corp. 4,228 192,881
Westrock Co. 6,550 218,050
2,533,174
Common Stocks
Shares Value ($)
Distributors 0.1%
Genuine Parts Co. 3,797 591,269
LKQ Corp. 7,174 393,063
Pool Corp.(a) 1,136 437,065
1,421,397
Diversified Telecommunication Services 0.6%
AT&T, Inc. 199,619 2,898,468
Verizon Communications, Inc. 117,565 4,006,615
6,905,083
Electric Utilities 1.5%
Alliant Energy Corp. 7,120 382,629
American Electric Power Co.,
Inc. 14,110 1,195,681
Constellation Energy Corp. 8,954 865,404
Duke Energy Corp. 21,378 2,001,408
Edison International 10,710 770,692
Entergy Corp. 5,800 595,660
Evergy, Inc. 6,458 387,286
Eversource Energy 9,880 714,620
Exelon Corp. 28,188 1,179,950
FirstEnergy Corp. 15,219 599,476
NextEra Energy, Inc. 56,367 4,131,701
NRG Energy, Inc. 6,190 235,158
PG&E Corp.*(a) 45,669 804,231
Pinnacle West Capital Corp. 3,353 277,696
PPL Corp. 19,725 543,029
Southern Co. (The) 30,493 2,205,864
Xcel Energy, Inc. 15,523 973,758
17,864,243
Electrical Equipment 0.5%
AMETEK, Inc. 6,514 1,033,120
Eaton Corp. plc 11,074 2,273,714
Emerson Electric Co. 15,982 1,459,956
Generac Holdings, Inc.* 1,813 278,658
Rockwell Automation, Inc. 3,256 1,094,960
6,140,408
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 16,821 1,485,462
CDW Corp. 3,852 720,594
Corning, Inc. 21,765 738,704
Keysight Technologies, Inc.* 5,059 814,904
TE Connectivity Ltd. 8,770 1,258,407
Teledyne Technologies, Inc.* 1,296 498,351
Trimble, Inc.* 6,785 365,033
Zebra Technologies Corp.,
Class A* 1,444 444,694
6,326,149
Energy Equipment & Services 0.4%
Baker Hughes Co., Class A 28,315 1,013,394
Halliburton Co. 24,769 967,973
Schlumberger NV 40,377 2,355,594
4,336,961
Entertainment 1.2%
Activision Blizzard, Inc.* 20,202 1,873,938
Electronic Arts, Inc. 7,188 980,084
Live Nation Entertainment,
Inc.*(a) 4,134 362,758
Netflix, Inc.* 12,432 5,457,275
Take-Two Interactive Software,
Inc.* 4,434 678,136

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Entertainment
Walt Disney Co. (The)* 51,101 4,542,368
Warner Bros Discovery, Inc.* 62,683 819,267
14,713,826
Financial Services 3.6%
Berkshire Hathaway, Inc.,
Class B* 49,870 17,552,245
Fidelity National Information
Services, Inc. 16,831 1,016,256
Fiserv, Inc.* 17,205 2,171,443
FleetCor Technologies, Inc.* 1,997 497,073
Global Payments, Inc. 7,462 822,686
Jack Henry & Associates, Inc. 1,981 331,956
Mastercard, Inc., Class A 23,400 9,226,152
PayPal Holdings, Inc.* 31,201 2,365,660
Visa, Inc., Class A(a) 45,254 10,758,233
44,741,704
Food Products 0.9%
Archer-Daniels-Midland Co. 14,967 1,271,596
Bunge Ltd. 4,275 464,564
Campbell Soup Co. 5,564 254,943
Conagra Brands, Inc. 13,624 447,003
General Mills, Inc. 16,186 1,209,742
Hershey Co. (The) 4,169 964,331
Hormel Foods Corp. 8,070 329,902
J M Smucker Co. (The)(a) 2,967 446,979
Kellogg Co. 7,260 485,621
Kraft Heinz Co. (The) 22,750 823,095
Lamb Weston Holdings, Inc. 3,949 409,235
McCormick & Co., Inc.
(Non-Voting) 7,112 636,382
Mondelez International, Inc.,
Class A 38,084 2,823,167
Tyson Foods, Inc., Class A 8,329 464,092
11,030,652
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 4,149 504,975
Ground Transportation 0.7%
CSX Corp. 57,429 1,913,534
JB Hunt Transport Services,
Inc. 2,354 480,075
Norfolk Southern Corp. 6,414 1,498,246
Old Dominion Freight Line, Inc. 2,460 1,031,946
Union Pacific Corp. 17,050 3,955,941
8,879,742
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 48,630 5,413,978
Align Technology, Inc.* 2,025 765,227
Baxter International, Inc. 13,630 616,485
Becton Dickinson & Co. 7,869 2,192,461
Boston Scientific Corp.* 40,206 2,084,681
Cooper Cos., Inc. (The) 1,408 550,894
Dentsply Sirona, Inc. 6,078 252,358
Dexcom, Inc.* 10,672 1,329,304
Edwards Lifesciences Corp.* 17,055 1,399,704
GE HealthCare Technologies,
Inc. 10,826 844,428
Hologic, Inc.* 7,000 555,940
IDEXX Laboratories, Inc.* 2,348 1,302,506
Insulet Corp.*(a) 1,979 547,688
Intuitive Surgical, Inc.* 9,799 3,178,796
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 37,206 3,265,198
ResMed, Inc. 4,139 920,307
STERIS plc 2,816 635,149
Stryker Corp. 9,448 2,677,658
Teleflex, Inc.(a) 1,329 333,805
Zimmer Biomet Holdings, Inc. 5,725 790,909
29,657,476
Health Care Providers & Services 2.5%
AmerisourceBergen Corp. 4,590 857,871
Cardinal Health, Inc. 6,949 635,625
Centene Corp.* 15,529 1,057,370
Cigna Group (The) 8,274 2,441,657
CVS Health Corp. 35,848 2,677,487
DaVita, Inc.* 1,477 150,639
Elevance Health, Inc. 6,593 3,109,457
HCA Healthcare, Inc. 5,728 1,562,656
Henry Schein, Inc.* 3,593 283,092
Humana, Inc. 3,494 1,596,164
Laboratory Corp. of America
Holdings 2,513 537,606
McKesson Corp. 3,792 1,525,901
Molina Healthcare, Inc.* 1,657 504,540
Quest Diagnostics, Inc. 3,270 442,137
UnitedHealth Group, Inc. 26,036 13,183,849
Universal Health Services,
Inc., Class B 1,820 252,907
30,818,958
Health Care REITs 0.2%
Healthpeak Properties, Inc. 14,836 323,870
Ventas, Inc. 11,119 539,494
Welltower, Inc. 14,102 1,158,479
2,021,843
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 18,839 346,638
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,032 3,065,866
Caesars Entertainment, Inc.* 5,635 332,578
Carnival Corp.*(a) 27,005 508,774
Chipotle Mexican Grill, Inc.,
Class A* 764 1,499,182
Darden Restaurants, Inc. 3,442 581,423
Domino's Pizza, Inc. 1,041 413,006
Expedia Group, Inc.* 4,015 491,958
Hilton Worldwide Holdings,
Inc. 7,400 1,150,626
Las Vegas Sands Corp.* 9,329 557,967
Marriott International, Inc.,
Class A 7,124 1,437,694
McDonald's Corp. 20,417 5,986,264
MGM Resorts International 8,183 415,451
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 271,174
Royal Caribbean Cruises
Ltd.*(a) 6,118 667,535
Starbucks Corp. 32,059 3,256,233
Wynn Resorts Ltd. 3,064 333,915
Yum! Brands, Inc. 7,942 1,093,375
22,063,021
Household Durables 0.3%
DR Horton, Inc. 8,680 1,102,534

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Household Durables
Garmin Ltd. 4,149 439,338
Lennar Corp., Class A 7,073 897,068
Mohawk Industries, Inc.* 1,568 166,741
Newell Brands, Inc. 11,161 124,557
NVR, Inc.* 84 529,741
PulteGroup, Inc. 6,161 519,927
Whirlpool Corp.(a) 1,475 212,783
3,992,689
Household Products 1.2%
Church & Dwight Co., Inc. 6,862 656,488
Clorox Co. (The) 3,487 528,211
Colgate-Palmolive Co. 23,154 1,765,724
Kimberly-Clark Corp. 9,574 1,236,003
Procter & Gamble Co. (The) 65,913 10,302,202
14,488,628
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 18,489 399,917
Industrial Conglomerates 0.7%
3M Co. 15,604 1,739,846
General Electric Co. 30,453 3,478,951
Honeywell International, Inc. 18,609 3,612,565
8,831,362
Industrial REITs 0.3%
Prologis, Inc. 25,825 3,221,669
Insurance 1.8%
Aflac, Inc. 15,442 1,117,074
Allstate Corp. (The) 7,451 839,579
American International Group,
Inc. 20,394 1,229,350
Aon plc, Class A 5,698 1,814,813
Arch Capital Group Ltd.* 10,492 815,123
Arthur J Gallagher & Co. 5,990 1,286,652
Assurant, Inc. 1,309 176,074
Brown & Brown, Inc. 6,456 454,825
Chubb Ltd. 11,582 2,367,477
Cincinnati Financial Corp. 4,554 489,919
Everest Group Ltd. 1,223 440,904
Globe Life, Inc. 2,368 265,619
Hartford Financial Services
Group, Inc. (The) 8,362 601,061
Lincoln National Corp. 4,453 124,862
Loews Corp. 5,281 330,855
Marsh & McLennan Cos., Inc. 13,820 2,603,964
MetLife, Inc. 17,857 1,124,455
Principal Financial Group, Inc. 6,533 521,791
Progressive Corp. (The) 16,280 2,050,954
Prudential Financial, Inc. 9,970 962,005
Travelers Cos., Inc. (The) 6,555 1,131,459
W R Berkley Corp. 5,356 330,412
Willis Towers Watson plc 3,028 639,907
21,719,134
Interactive Media & Services 5.0%
Alphabet, Inc., Class A* 166,141 22,050,234
Alphabet, Inc., Class C* 142,913 19,023,149
Match Group, Inc.* 7,923 368,498
Meta Platforms, Inc., Class A* 61,863 19,709,552
61,151,433
Common Stocks
Shares Value ($)
IT Services 1.0%
Accenture plc, Class A 17,661 5,587,057
Akamai Technologies, Inc.* 4,460 421,470
Cognizant Technology
Solutions Corp., Class A 14,498 957,303
DXC Technology Co.* 6,458 178,564
EPAM Systems, Inc.* 1,631 386,237
Gartner, Inc.* 2,159 763,401
International Business
Machines Corp. 25,394 3,661,307
VeriSign, Inc.* 2,472 521,468
12,476,807
Leisure Products 0.0%
†
Hasbro, Inc. 3,575 230,802
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc. 8,075 983,293
Bio-Rad Laboratories, Inc.,
Class A* 646 261,862
Bio-Techne Corp. 4,235 353,199
Charles River Laboratories
International, Inc.* 1,435 300,690
Danaher Corp. 18,572 4,736,974
Illumina, Inc.* 4,462 857,373
IQVIA Holdings, Inc.* 5,105 1,142,295
Mettler-Toledo International,
Inc.* 627 788,434
Revvity, Inc. 3,583 440,530
Thermo Fisher Scientific, Inc. 10,787 5,918,395
Waters Corp.* 1,695 468,176
West Pharmaceutical
Services, Inc. 2,097 771,780
17,023,001
Machinery 1.6%
Caterpillar, Inc. 14,412 3,821,630
Cummins, Inc. 3,989 1,040,331
Deere & Co. 7,541 3,239,614
Dover Corp. 3,939 574,976
Fortive Corp. 9,635 754,902
IDEX Corp. 2,090 471,943
Illinois Tool Works, Inc. 7,709 2,029,934
Ingersoll Rand, Inc. 11,453 747,537
Nordson Corp. 1,532 385,467
Otis Worldwide Corp. 11,304 1,028,212
PACCAR, Inc. 14,807 1,275,327
Parker-Hannifin Corp. 3,638 1,491,616
Pentair plc 4,881 339,229
Snap-on, Inc. 1,507 410,567
Stanley Black & Decker, Inc. 4,133 410,283
Westinghouse Air Brake
Technologies Corp. 5,090 602,860
Xylem, Inc. 6,786 765,121
19,389,549
Media 0.7%
Charter Communications, Inc.,
Class A* 2,905 1,177,077
Comcast Corp., Class A 116,318 5,264,553
Fox Corp., Class A 7,524 251,677
Fox Corp., Class B 1,507 47,335
Interpublic Group of Cos., Inc.
(The) 11,021 377,249
News Corp., Class A 9,181 181,968

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Media
News Corp., Class B 3,040 61,134
Omnicom Group, Inc. 5,684 480,980
Paramount Global, Class B(a) 14,831 237,741
8,079,714
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 40,543 1,810,245
Newmont Corp. 22,515 966,344
Nucor Corp. 7,082 1,218,741
Steel Dynamics, Inc. 4,690 499,860
4,495,190
Multi-Utilities 0.6%
Ameren Corp. 7,446 637,899
CenterPoint Energy, Inc. 18,175 546,886
CMS Energy Corp.(a) 8,271 505,110
Consolidated Edison, Inc. 9,554 906,292
Dominion Energy, Inc. 23,377 1,251,838
DTE Energy Co. 5,867 670,598
NiSource, Inc. 11,528 320,940
Public Service Enterprise
Group, Inc. 14,153 893,337
Sempra 8,892 1,325,086
WEC Energy Group, Inc. 8,944 803,708
7,861,694
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 4,219 530,244
Boston Properties, Inc. 4,046 269,585
799,829
Oil, Gas & Consumable Fuels 3.4%
APA Corp. 9,120 369,269
Chevron Corp. 48,734 7,975,806
ConocoPhillips 33,840 3,983,645
Coterra Energy, Inc. 20,589 567,021
Devon Energy Corp. 17,672 954,288
Diamondback Energy, Inc. 5,213 767,979
EOG Resources, Inc. 16,340 2,165,540
EQT Corp. 10,411 439,136
Exxon Mobil Corp. 113,063 12,124,876
Hess Corp. 7,871 1,194,267
Kinder Morgan, Inc. 54,271 961,139
Marathon Oil Corp. 17,560 461,301
Marathon Petroleum Corp. 11,794 1,568,838
Occidental Petroleum Corp.(a) 19,923 1,257,739
ONEOK, Inc.(a) 12,868 862,671
Phillips 66 12,792 1,426,948
Pioneer Natural Resources
Co. 6,474 1,460,987
Targa Resources Corp. 5,833 478,248
Valero Energy Corp.(a) 9,957 1,283,557
Williams Cos., Inc. (The) 34,328 1,182,600
41,485,855
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 3,247 157,902
American Airlines Group,
Inc.*(a) 16,914 283,309
Delta Air Lines, Inc. 18,193 841,608
Southwest Airlines Co. 16,641 568,456
United Airlines Holdings, Inc.* 9,273 503,617
2,354,892
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,358 1,144,440
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co. 58,751 3,653,725
Catalent, Inc.* 5,469 265,356
Eli Lilly & Co. 22,034 10,015,555
Johnson & Johnson 72,674 12,175,075
Merck & Co., Inc. 70,960 7,567,884
Organon & Co. 7,215 158,586
Pfizer, Inc. 157,872 5,692,864
Viatris, Inc. 30,012 316,026
Zoetis, Inc., Class A 12,923 2,430,687
42,275,758
Professional Services 0.6%
Automatic Data Processing,
Inc. 11,553 2,856,595
Broadridge Financial
Solutions, Inc. 3,338 560,517
Ceridian HCM Holding, Inc.*(a) 4,324 306,182
Equifax, Inc. 3,479 709,994
Jacobs Solutions, Inc. 3,529 442,572
Leidos Holdings, Inc. 3,877 362,616
Paychex, Inc. 8,745 1,097,235
Paycom Software, Inc. 1,368 504,464
Robert Half, Inc. 3,055 226,528
Verisk Analytics, Inc., Class A 4,088 935,907
8,002,610
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 8,424 701,803
CoStar Group, Inc.* 11,533 968,426
1,670,229
Residential REITs 0.3%
AvalonBay Communities, Inc. 3,968 748,563
Camden Property Trust 2,835 309,270
Equity Residential 9,661 637,046
Essex Property Trust, Inc. 1,796 437,416
Invitation Homes, Inc. 16,325 579,538
Mid-America Apartment
Communities, Inc. 3,276 490,286
UDR, Inc. 8,361 341,798
3,543,917
Retail REITs 0.3%
Federal Realty Investment
Trust 2,257 229,131
Kimco Realty Corp. 17,544 355,442
Realty Income Corp. 18,927 1,153,979
Regency Centers Corp. 4,666 305,763
Simon Property Group, Inc. 9,274 1,155,540
3,199,855
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.* 45,034 5,151,890
Analog Devices, Inc. 14,146 2,822,551
Applied Materials, Inc. 23,634 3,582,678
Broadcom, Inc. 11,659 10,477,360
Enphase Energy, Inc.* 3,853 585,001
First Solar, Inc.* 2,655 550,647
Intel Corp. 116,643 4,172,320
KLA Corp. 3,837 1,972,026
Lam Research Corp. 3,757 2,699,367

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. 15,117 1,420,091
Micron Technology, Inc. 30,952 2,209,663
Monolithic Power Systems,
Inc. 1,269 709,993
NVIDIA Corp. 69,162 32,318,711
NXP Semiconductors NV 7,311 1,630,207
ON Semiconductor Corp.* 11,957 1,288,367
Qorvo, Inc.* 2,758 303,435
QUALCOMM, Inc. 31,153 4,117,492
Skyworks Solutions, Inc. 4,472 511,463
SolarEdge Technologies, Inc.* 1,585 382,714
Teradyne, Inc.(a) 4,391 495,920
Texas Instruments, Inc. 25,383 4,568,940
81,970,836
Software 8.8%
Adobe, Inc.* 12,828 7,006,269
ANSYS, Inc.* 2,471 845,329
Autodesk, Inc.* 5,988 1,269,396
Cadence Design Systems,
Inc.* 7,601 1,778,710
Fair Isaac Corp.* 702 588,255
Fortinet, Inc.* 17,980 1,397,406
Gen Digital, Inc. 16,135 313,826
Intuit, Inc. 7,846 4,014,798
Microsoft Corp. 207,935 69,849,525
Oracle Corp. 43,035 5,044,993
Palo Alto Networks, Inc.* 8,423 2,105,413
PTC, Inc.* 3,019 440,200
Roper Technologies, Inc. 3,017 1,487,532
Salesforce, Inc.* 27,379 6,160,549
ServiceNow, Inc.* 5,683 3,313,189
Synopsys, Inc.* 4,227 1,909,759
Tyler Technologies, Inc.* 1,137 450,968
107,976,117
Specialized REITs 1.0%
American Tower Corp. 12,993 2,472,698
Crown Castle, Inc. 11,957 1,294,823
Digital Realty Trust, Inc. 8,108 1,010,419
Equinix, Inc. 2,615 2,117,941
Extra Space Storage, Inc. 5,547 774,195
Iron Mountain, Inc. 7,871 483,279
Public Storage 4,484 1,263,367
SBA Communications Corp.,
Class A 3,063 670,644
VICI Properties, Inc., Class A 28,470 896,236
Weyerhaeuser Co. 20,730 706,064
11,689,666
Specialty Retail 1.8%
Advance Auto Parts, Inc. 1,779 132,340
AutoZone, Inc.* 516 1,280,567
Bath & Body Works, Inc. 6,073 225,065
Best Buy Co., Inc. 5,601 465,163
CarMax, Inc.* 4,696 387,936
Home Depot, Inc. (The) 28,319 9,454,015
Lowe's Cos., Inc. 16,677 3,906,921
O'Reilly Automotive, Inc.* 1,702 1,575,695
Ross Stores, Inc. 9,390 1,076,470
TJX Cos., Inc. (The) 32,261 2,791,544
Tractor Supply Co.(a) 3,133 701,761
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,386 616,493
22,613,970
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. 413,465 81,225,199
Hewlett Packard Enterprise
Co. 36,913 641,548
HP, Inc. 24,513 804,762
NetApp, Inc. 6,106 476,329
Seagate Technology Holdings
plc 5,054 320,929
Western Digital Corp.* 8,529 362,994
83,831,761
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 34,456 3,803,598
Ralph Lauren Corp., Class A 1,001 131,461
Tapestry, Inc. 6,299 271,802
VF Corp. 9,952 197,149
4,404,010
Tobacco 0.5%
Altria Group, Inc. 49,616 2,253,558
Philip Morris International, Inc. 43,408 4,328,646
6,582,204
Trading Companies & Distributors 0.2%
Fastenal Co. 15,729 921,877
United Rentals, Inc.(a) 1,959 910,308
WW Grainger, Inc. 1,223 903,173
2,735,358
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,411 797,744
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 16,390 2,258,050
Total Common Stocks
(cost $597,566,462) 1,071,711,961
Purchased Options 0.5%
Number of
Contracts
Call Options 0.5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
8/18/2023 at USD 4,530.00,
European Style
Notional Amount: USD
63,098,200
Exchange Traded
*
275 1,409,375
S&P 500 E-Mini Index
9/15/2023 at USD 4,475.00,
American Style
Notional Amount: USD
63,098,200
Exchange Traded
*
275 2,371,875
S&P 500 E-Mini Index
9/15/2023 at USD 4,550.00,
American Style
Notional Amount: USD
63,098,200
Exchange Traded
*
275 1,577,812

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 17
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
10/20/2023 at USD
4,750.00, European Style
Notional Amount: USD
63,098,200
Exchange Traded
*
275 842,188
Total Purchased Options
(cost $2,518,567) 6,201,250
Short-Term Investments 9.2%
Shares
U.S. Treasury Obligation 9.2%
U.S. Treasury Bills
5.21% 8/24/2023(b) 1,528,000 1,522,861
5.18% 10/19/2023 112,855,000 111,552,339
Total U.S. Treasury
Obligation
(cost $113,121,840) 113,075,200
Total Short-Term Investment
(cost $113,121,840) 113,075,200
Repurchase Agreement 0.2%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $2,668,784,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $2,722,160.
(c) 2,668,392 2,668,392
Total Repurchase Agreement
(cost $2,668,392) 2,668,392
Total Investments
(cost $715,875,261) — 97.3% 1,193,656,803
Other assets in excess of liabilities — 2.7% 33,747,853
NET ASSETS — 100.0%
$ 1,227,404,656
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $25,727,278, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,668,392 and by $23,490,345 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 6.13%, and maturity
dates ranging from 8/15/2023 – 11/15/2052, a total value
of $26,158,737.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $2,668,392.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index (29) 9/2023 USD (6,691,025) (10,078)
Net contracts (10,078)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,071,711,961 $ – $ – $ 1,071,711,961
Purchased Option 6,201,250 – – 6,201,250
Repurchase Agreement – 2,668,392 – 2,668,392
Short-Term Investments – 113,075,200 – 113,075,200
Total Assets $ 1,077,913,211 $ 115,743,592 $ – $ 1,193,656,803
Liabilities:
Futures Contracts $ (10,078) $ – $ – $ (10,078)
Total Liabilities $ (10,078) $ – $ – $ (10,078)
Total $ 1,077,903,133 $ 115,743,592 $ – $ 1,193,646,725

Nationwide BNY Mellon Dynamic U.S. Core Fund - July 31, 2023 (Unaudited) - Statement of Investments - 21
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 6,201,250
Total $ 6,201,250
Liabilities:
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (10,078)
Total $ (10,078)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
Common Stocks 88.7%
Shares Value ($)
Aerospace & Defense 3.8%
Howmet Aerospace, Inc. 67,844 3,469,542
L3Harris Technologies, Inc. 50,234 9,518,841
Northrop Grumman Corp. 11,938 5,312,410
RTX Corp. 42,670 3,751,973
22,052,766
Air Freight & Logistics 1.4%
FedEx Corp. 30,610 8,263,169
Automobiles 0.8%
General Motors Co. 116,018 4,451,611
Banks 5.6%
JPMorgan Chase & Co. 164,555 25,993,108
US Bancorp 172,964 6,863,211
32,856,319
Biotechnology 3.8%
AbbVie, Inc. 83,854 12,542,881
Gilead Sciences, Inc. 130,751 9,955,381
22,498,262
Capital Markets 7.6%
Ameriprise Financial, Inc. 13,117 4,570,619
Ares Management Corp.,
Class A 40,875 4,055,617
Charles Schwab Corp. (The) 111,757 7,387,138
CME Group, Inc. 78,030 15,524,849
Goldman Sachs Group, Inc.
(The) 11,361 4,043,039
LPL Financial Holdings, Inc. 17,146 3,932,607
Morgan Stanley 51,906 4,752,513
44,266,382
Chemicals 0.5%
CF Industries Holdings, Inc. 37,013 3,038,027
Communications Equipment 2.9%
Cisco Systems, Inc. 332,325 17,294,193
Electric Utilities 3 .0%
Constellation Energy Corp. 144,421 13,958,290
Exelon Corp. 92,507 3,872,343
17,830,633
Electrical Equipment 1.4%
Eaton Corp. plc 39,444 8,098,642
Energy Equipment & Services 1.4%
Schlumberger NV 140,690 8,207,855
Financial Services 5.8%
Berkshire Hathaway, Inc.,
Class B* 66,701 23,476,084
Voya Financial, Inc. 141,431 10,502,666
33,978,750
Food Products 0.8%
Bunge Ltd. 40,880 4,442,430
Health Care Equipment & Supplies 7.2%
Alcon, Inc. 33,766 2,867,409
Baxter International, Inc. 77,657 3,512,426
Becton Dickinson & Co. 61,141 17,035,105
GE HealthCare Technologies,
Inc. 41,578 3,243,084
Medtronic plc 175,976 15,443,654
42,101,678
Common Stocks
Shares Value ($)
Health Care Providers & Services 2.0%
McKesson Corp. 16,214 6,524,514
UnitedHealth Group, Inc. 10,861 5,499,684
12,024,198
Hotels, Restaurants & Leisure 5.0%
International Game
Technology plc 494,244 16,720,275
Las Vegas Sands Corp.* 210,629 12,597,720
29,317,995
Insurance 7.7%
Allstate Corp. (The) 30,920 3,484,065
American International Group,
Inc. 100,519 6,059,285
Aon plc, Class A 17,052 5,431,062
Assurant, Inc. 68,717 9,243,124
Everest Group Ltd. 18,366 6,621,127
Progressive Corp. (The) 57,231 7,209,961
RenaissanceRe Holdings Ltd. 37,926 7,083,060
45,131,684
Interactive Media & Services 1.0%
Alphabet, Inc., Class A* 42,826 5,683,867
Life Sciences Tools & Services 1.6%
Danaher Corp. 36,374 9,277,552
Media 3.5%
Comcast Corp., Class A 126,631 5,731,319
Interpublic Group of Cos., Inc.
(The) 208,534 7,138,119
Omnicom Group, Inc. 89,515 7,574,759
20,444,197
Metals & Mining 2.5%
Freeport-McMoRan, Inc. 327,318 14,614,749
Oil, Gas & Consumable Fuels 11.8%
ConocoPhillips 31,993 3,766,216
EQT Corp.(a) 175,805 7,415,455
Exxon Mobil Corp. 110,172 11,814,845
Hess Corp. 87,410 13,262,719
Marathon Petroleum Corp. 68,302 9,085,532
Occidental Petroleum Corp.(a) 213,081 13,451,804
Shell plc, ADR-NL 166,595 10,267,250
69,063,821
Personal Care Products 0.8%
Kenvue, Inc.* 210,776 4,991,176
Pharmaceuticals 2.5%
Eli Lilly & Co. 5,702 2,591,844
Sanofi, ADR(a) 223,225 11,913,518
14,505,362
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc. 74,511 11,295,122
Intel Corp. 115,313 4,124,746
Micron Technology, Inc. 65,941 4,707,528
20,127,396
Software 0 .9%
Dolby Laboratories, Inc., Class
A 59,764 5,295,688
Total Common Stocks
(cost $401,131,532) 519,858,402

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - July 31, 2023
(Unaudited) - Statement of Investments - 23
Purchased Options 0.5%
Number of
Contracts Value ($)
Call Options 0.5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
9/15/2023 at USD 4,475.00,
American Style
Notional Amount: USD
28,910,448
Exchange Traded
*
133 1,147,125
S&P 500 E-Mini Index
9/15/2023 at USD 4,550.00,
American Style
Notional Amount: USD
28,910,448
Exchange Traded
*
133 763,087
S&P 500 E-Mini Index
10/20/2023 at USD
4,750.00, European Style
Notional Amount: USD
28,910,448
Exchange Traded
*
133 407,313
S&P 500 E-Mini Index
8/18/2023 at USD 4,530.00,
European Style
Notional Amount: USD
28,910,448
Exchange Traded
*
133 681,625
Total Purchased Options
(cost $1,218,071) 2,999,150
Short-Term Investments 5.9%
Shares
U.S. Treasury Obligation 5.9%
U.S. Treasury Bills
5.21% 8/24/2023(b) 1,387,000 1,382,335
5.31% 10/19/2023 34,000,000 33,607,546
Total U.S. Treasury
Obligation
(cost $34,994,858) 34,989,881
Total Short-Term Investment
(cost $34,994,858) 34,989,881
Repurchase Agreement 0.9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $5,081,399,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $5,183,027.
(c) 5,080,654 5,080,654
Total Repurchase Agreement
(cost $5,080,654) 5,080,654
Total Investments
(cost $442,425,115) — 96.0% 562,928,087
Other assets in excess of liabilities — 4.0% 23,193,448
NET ASSETS — 100.0%
$ 586,121,535
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $25,971,950, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,080,654 and by $21,342,019 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.38%, and maturity
dates ranging from 8/10/2023 – 2/15/2053, a total value of
$26,422,673.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $5,080,654.
ADR American Depositary Receipt
NL Netherlands
Currency:
CHF Switzerland Franc
USD United States Dollar

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-mini Index 780 9/2023 USD 62,969,400 3,120,492
Total long contracts 3,120,492
Short Contracts
S&P 500 E-Mini Index (378) 9/2023 USD (87,214,050) (3,119,718)
Total short contracts (3,119,718)
Net contracts 774
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - July 31, 2023
(Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly,
Nationwide BNY Mellon Disciplined Value Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 519,858,402 $ – $ – $ 519,858,402
Futures Contracts 3,120,492 – – 3,120,492
Purchased Option 2,999,150 – – 2,999,150
Repurchase Agreement – 5,080,654 – 5,080,654
Short-Term Investments – 34,989,881 – 34,989,881
Total Assets $ 525,978,044 $ 40,070,535 $ – $ 566,048,579
Liabilities:
Futures Contracts $ (3,119,718) $ – $ – $ (3,119,718)
Total Liabilities $ (3,119,718) $ – $ – $ (3,119,718)
Total $ 522,858,326 $ 40,070,535 $ – $ 562,928,861

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund) - July 31, 2023
(Unaudited) - Statement of Investments - 27
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,999,150
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 3,120,492
Total $ 6,119,642
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (3,119,718)
Total $ (3,119,718)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 2.0%
Boeing Co. (The)* 18,658 4,456,463
General Dynamics Corp. 30,696 6,863,012
Lockheed Martin Corp. 13,658 6,096,522
RTX Corp. 80,913 7,114,680
24,530,677
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc. 98,162 9,833,869
Automobiles 0.4%
Ford Motor Co.(a) 95,768 1,265,095
Tesla, Inc.* 14,313 3,827,726
5,092,821
Banks 2.4%
JPMorgan Chase & Co. 187,209 29,571,534
Beverages 1.8%
Constellation Brands, Inc.,
Class A 28,316 7,724,605
Monster Beverage Corp.* 255,830 14,707,666
22,432,271
Biotechnology 1.3%
Alnylam Pharmaceuticals, Inc.* 7,217 1,410,202
Biogen, Inc.* 10,229 2,763,773
Gilead Sciences, Inc. 22,976 1,749,393
Moderna, Inc.* 6,191 728,433
Regeneron Pharmaceuticals,
Inc.* 4,466 3,313,370
Seagen, Inc.* 7,990 1,532,322
Vertex Pharmaceuticals, Inc.* 13,302 4,686,827
16,184,320
Broadline Retail 5.6%
Amazon.com, Inc.* 465,030 62,165,211
Etsy, Inc.*(a) 63,716 6,476,731
68,641,942
Building Products 1.0%
Builders FirstSource, Inc.* 40,692 5,877,146
Johnson Controls International
plc 32,493 2,259,888
Trane Technologies plc 21,383 4,264,625
12,401,659
Capital Markets 2.6%
Ares Management Corp.,
Class A 181,959 18,053,972
S&P Global, Inc. 34,433 13,584,163
31,638,135
Chemicals 2.2%
Celanese Corp., Class A 45,744 5,735,840
FMC Corp. 57,698 5,552,279
Linde plc 24,956 9,749,560
PPG Industries, Inc. 36,038 5,185,868
26,223,547
Commercial Services & Supplies 0.2%
Waste Connections, Inc. 21,034 2,969,370
Consumer Finance 0.9%
American Express Co. 66,654 11,256,528
Consumer Staples Distribution & Retail 0.6%
Sysco Corp. 96,839 7,389,784
Common Stocks
Shares Value ($)
Containers & Packaging 0.4%
Ball Corp.(a) 37,740 2,214,960
Crown Holdings, Inc.(a) 28,984 2,688,556
4,903,516
Electric Utilities 2.4%
Edison International 86,306 6,210,580
Exelon Corp. 147,861 6,189,461
NextEra Energy, Inc. 115,837 8,490,852
PG&E Corp.*(a) 480,238 8,456,991
29,347,884
Electrical Equipment 0.6%
AMETEK, Inc. 30,074 4,769,736
Emerson Electric Co. 22,570 2,061,770
6,831,506
Energy Equipment & Services 0.3%
Schlumberger NV 71,400 4,165,476
Entertainment 1.4%
Roku, Inc., Class A* 43,869 4,223,269
Spotify Technology SA* 40,501 6,051,254
Walt Disney Co. (The)* 74,925 6,660,083
16,934,606
Financial Services 5.4%
Berkshire Hathaway, Inc.,
Class B* 78,988 27,800,616
Block, Inc., Class A* 116,316 9,366,928
FleetCor Technologies, Inc.*(a) 23,122 5,755,297
Global Payments, Inc. 70,572 7,780,563
PayPal Holdings, Inc.* 77,597 5,883,405
Visa, Inc., Class A(a) 37,518 8,919,154
65,505,963
Food Products 1.0%
Hershey Co. (The) 22,137 5,120,509
Lamb Weston Holdings, Inc. 66,996 6,942,796
12,063,305
Gas Utilities 0.5%
Atmos Energy Corp.(a) 45,264 5,509,081
Ground Transportation 0.7%
Uber Technologies, Inc.* 167,825 8,300,625
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 68,741 7,652,936
Boston Scientific Corp.* 120,569 6,251,503
Dexcom, Inc.* 41,355 5,151,179
Edwards Lifesciences Corp.* 68,843 5,649,945
Insulet Corp.*(a) 15,695 4,343,591
Stryker Corp. 10,091 2,859,890
31,909,044
Health Care Providers & Services 3.6%
AmerisourceBergen Corp. 29,824 5,574,106
Centene Corp.* 87,316 5,945,346
Elevance Health, Inc. 9,146 4,313,528
HCA Healthcare, Inc. 16,352 4,460,989
Humana, Inc. 12,665 5,785,752
Laboratory Corp. of America
Holdings 16,335 3,494,547
Molina Healthcare, Inc.* 16,713 5,088,941
UnitedHealth Group, Inc. 19,184 9,714,202
44,377,411

Nationwide Fund - July 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Health Care REITs 0.5%
Welltower, Inc. 73,308 6,022,252
Hotels, Restaurants & Leisure 2.3%
Airbnb, Inc., Class A*(a) 85,646 13,034,465
Chipotle Mexican Grill, Inc.,
Class A* 3,763 7,384,059
Marriott International, Inc.,
Class A 38,122 7,693,401
28,111,925
Household Durables 0.5%
DR Horton, Inc. 14,729 1,870,878
Lennar Corp., Class A 28,482 3,612,372
5,483,250
Industrial Conglomerates 0.3%
Honeywell International, Inc. 18,065 3,506,958
Industrial REITs 0.5%
Prologis, Inc. 46,121 5,753,595
Insurance 2.3%
Arch Capital Group Ltd.* 63,460 4,930,207
Chubb Ltd. 31,602 6,459,765
Everest Group Ltd. 7,645 2,756,099
Marsh & McLennan Cos., Inc. 40,776 7,683,014
Progressive Corp. (The) 46,793 5,894,982
27,724,067
Interactive Media & Services 8.8%
Alphabet, Inc., Class A* 530,628 70,424,948
Meta Platforms, Inc., Class A* 113,851 36,272,929
106,697,877
IT Services 1.5%
GoDaddy, Inc., Class A* 90,437 6,971,788
Okta, Inc., Class A* 6,931 532,717
Snowflake, Inc., Class A* 9,631 1,711,525
VeriSign, Inc.* 40,341 8,509,934
17,725,964
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 35,656 4,341,831
Danaher Corp. 43,608 11,122,656
Illumina, Inc.* 19,937 3,830,895
19,295,382
Machinery 2.3%
Caterpillar, Inc. 6,010 1,593,672
Deere & Co. 2,889 1,241,114
Fortive Corp. 83,572 6,547,866
Ingersoll Rand, Inc. 54,680 3,568,964
PACCAR, Inc. 89,799 7,734,388
Westinghouse Air Brake
Technologies Corp. 65,019 7,700,850
28,386,854
Media 0.6%
Omnicom Group, Inc. 83,877 7,097,672
Oil, Gas & Consumable Fuels 4.7%
BP plc, ADR-UK 433,674 16,176,040
ConocoPhillips 102,770 12,098,084
Diamondback Energy, Inc. 11,737 1,729,095
EOG Resources, Inc. 23,316 3,090,070
Marathon Petroleum Corp. 62,594 8,326,254
Shell plc, ADR-NL 248,713 15,328,182
56,747,725
Common Stocks
Shares Value ($)
Passenger Airlines 0.6%
Delta Air Lines, Inc. 166,582 7,706,083
Personal Care Products 0.3%
Estee Lauder Cos., Inc. (The),
Class A 21,712 3,908,160
Pharmaceuticals 5.4%
AstraZeneca plc, ADR-UK 131,123 9,401,519
Eli Lilly & Co. 41,772 18,987,463
GSK plc, ADR 76,682 2,727,579
Merck & Co., Inc. 127,782 13,627,950
Novartis AG, ADR-CH 37,046 3,886,125
Pfizer, Inc. 296,508 10,692,079
Zoetis, Inc., Class A 31,444 5,914,302
65,237,017
Professional Services 0.8%
Ceridian HCM Holding, Inc.*(a) 95,351 6,751,804
Equifax, Inc. 11,913 2,431,205
9,183,009
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A* 68,780 5,730,062
CoStar Group, Inc.* 29,373 2,466,451
8,196,513
Residential REITs 0.3%
AvalonBay Communities, Inc. 20,211 3,812,805
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.* 150,303 17,194,663
First Solar, Inc.* 12,742 2,642,691
KLA Corp. 17,274 8,877,972
Marvell Technology, Inc. 91,758 5,976,198
Micron Technology, Inc. 101,070 7,215,387
NVIDIA Corp. 28,454 13,296,270
ON Semiconductor Corp.* 55,489 5,978,940
Teradyne, Inc. 45,536 5,142,836
Texas Instruments, Inc. 87,422 15,735,960
82,060,917
Software 8.9%
HubSpot, Inc.* 5,476 3,179,092
Microsoft Corp. 239,710 80,523,383
Palo Alto Networks, Inc.* 13,245 3,310,720
Salesforce, Inc.* 41,139 9,256,686
ServiceNow, Inc.* 12,315 7,179,645
Workday, Inc., Class A* 18,243 4,325,963
107,775,489
Specialty Retail 2.5%
AutoZone, Inc.* 4,017 9,969,069
TJX Cos., Inc. (The) 234,218 20,266,884
30,235,953
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. 243,953 47,924,567
Tobacco 1.6%
Philip Morris International, Inc. 189,209 18,867,921
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.* 90,627 12,485,682
Total Common Stocks
(cost $815,898,672) 1,207,962,511

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fund
Exchange Traded Fund 0.2%
Shares Value ($)
Equity Fund 0.2%
SPDR S&P 500 ETF Trust(a) 5,667 2,594,296
Total Exchange Traded Fund
(cost $2,548,237) 2,594,296
Total Investments
(cost $818,446,909) — 99.5% 1,210,556,807
Other assets in excess of liabilities — 0.5% 6,590,697
NET ASSETS — 100.0%
$ 1,217,147,504
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $43,857,424, which was collateralized
by $45,037,353 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 4.38%, and
maturity dates ranging from 8/10/2023 – 2/15/2053.
ADR American Depositary Receipt
CH Switzerland
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - July 31, 2023 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,207,962,511 $ – $ – $ 1,207,962,511
Exchange Traded Fund 2,594,296 – – 2,594,296
Total $ 1,210,556,807 $ – $ – $ 1,210,556,807
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks 96.8%
Shares Value ($)
Aerospace & Defense 6.2%
Axon Enterprise, Inc.* 43,801 8,143,920
HEICO Corp., Class A 42,603 5,979,331
14,123,251
Broadline Retail 0.7%
Etsy, Inc.*(a) 16,725 1,700,096
Building Products 2.8%
Advanced Drainage Systems,
Inc.(a) 40,548 4,946,450
Fortune Brands Innovations,
Inc. 19,414 1,379,753
6,326,203
Capital Markets 3.3%
Intercontinental Exchange, Inc. 42,431 4,871,079
Raymond James Financial,
Inc. 23,780 2,617,464
7,488,543
Commercial Services & Supplies 5.5%
Copart, Inc.* 118,969 10,515,670
Rollins, Inc. 49,808 2,033,661
12,549,331
Distributors 3.1%
Pool Corp.(a) 18,284 7,034,586
Electrical Equipment 0.4%
Generac Holdings, Inc.*(a) 6,264 962,777
Electronic Equipment, Instruments & Components 7.8%
Amphenol Corp., Class A 88,444 7,810,490
Cognex Corp. 20,139 1,099,992
Keysight Technologies, Inc.* 44,534 7,173,537
Trimble, Inc.* 31,130 1,674,794
17,758,813
Financial Services 4.5%
Fiserv, Inc.* 53,821 6,792,748
Global Payments, Inc. 32,724 3,607,821
10,400,569
Food Products 0.2%
Freshpet, Inc.*(a) 8,066 593,174
Ground Transportation 0.6%
JB Hunt Transport Services,
Inc. 7,007 1,429,008
Health Care Equipment & Supplies 9.0%
Align Technology, Inc.* 4,926 1,861,486
Cooper Cos., Inc. (The) 6,502 2,543,973
IDEXX Laboratories, Inc.* 12,942 7,179,316
Shockwave Medical, Inc.* 7,045 1,835,927
STERIS plc 31,590 7,125,124
20,545,826
Health Care Providers & Services 0.4%
HealthEquity, Inc.* 13,038 885,802
Household Products 2.0%
Church & Dwight Co., Inc. 47,620 4,555,805
Insurance 1.4%
Ryan Specialty Holdings, Inc.,
Class A* 74,337 3,221,766
IT Services 4.5%
EPAM Systems, Inc.* 13,914 3,294,974
Common Stocks
Shares Value ($)
IT Services
Gartner, Inc.* 19,955 7,055,889
10,350,863
Life Sciences Tools & Services 2.2%
Charles River Laboratories
International, Inc.* 3,834 803,376
Repligen Corp.* 24,226 4,156,213
4,959,589
Machinery 2.6%
IDEX Corp. 26,001 5,871,286
Professional Services 6.9%
Broadridge Financial
Solutions, Inc. 28,646 4,810,237
Paycom Software, Inc. 5,188 1,913,127
SS&C Technologies Holdings,
Inc. 25,273 1,472,152
Verisk Analytics, Inc., Class A 33,631 7,699,481
15,894,997
Real Estate Management & Development 3.3%
CoStar Group, Inc.* 90,109 7,566,453
Semiconductors & Semiconductor Equipment 0.6%
Monolithic Power Systems,
Inc. 2,307 1,290,743
Software 16.6%
ANSYS, Inc.* 21,284 7,281,257
BlackLine, Inc.* 17,486 1,015,587
Cadence Design Systems,
Inc.* 18,594 4,351,182
HubSpot, Inc.* 7,637 4,433,660
Intuit, Inc. 15,279 7,818,264
Roper Technologies, Inc. 12,848 6,334,706
Tyler Technologies, Inc.* 16,948 6,722,085
37,956,741
Specialty Retail 8.3%
Burlington Stores, Inc.* 24,509 4,353,288
O'Reilly Automotive, Inc.* 10,837 10,032,786
Ulta Beauty, Inc.* 10,522 4,680,186
19,066,260
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc.* 10,746 4,067,683
Trading Companies & Distributors 2.1%
Watsco, Inc.(a) 12,578 4,756,874
Total Common Stocks
(cost $94,025,568) 221,357,039
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0

34 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Repurchase Agreement 1.5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $3,520,448,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $3,590,857.
(b) 3,519,931 3,519,931
Total Repurchase Agreement
(cost $3,519,931) 3,519,931
Total Investments
(cost $97,560,819) — 98.3% 224,876,970
Other assets in excess of liabilities — 1.7% 3,845,805
NET ASSETS — 100.0%
$ 228,722,775
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July
31, 2023 was $9,904,364, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,519,931 and by $6,525,720 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.13%, and maturity dates ranging from
8/15/2023 – 11/15/2052, a total value of $10,045,651.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $3,519,931.
CVR Contingent Value Rights

Nationwide Geneva Mid Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 221,357,039 $ – $ – $ 221,357,039
Repurchase Agreement – 3,519,931 – 3,519,931
Rights – – – –
Total $ 221,357,039 $ 3,519,931 $ – $ 224,876,970
As of July 31, 2023, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
15,320 15,320
Sales — —
Change in Unrealized Appreciation/Depreciation (15,320) (15,320)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ (15,320) $ (15,320)
* Purchases include all purchases of securities and securities received in corporate actions.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - July 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks 100.0%
Shares Value ($)
Aerospace & Defense 1.1%
Boeing Co. (The)* 5,518 1,317,974
Broadline Retail 4.7%
Amazon.com, Inc.* 40,879 5,464,705
Capital Markets 2.2%
Blackstone, Inc. 23,556 2,468,433
Nasdaq, Inc. 653 32,970
2,501,403
Construction Materials 1.2%
Martin Marietta Materials, Inc. 3,186 1,422,421
Energy Equipment & Services 4.9%
Schlumberger NV 97,337 5,678,640
Entertainment 4.1%
Netflix, Inc.* 10,778 4,731,219
Financial Services 2.9%
Visa, Inc., Class A(a) 14,362 3,414,278
Ground Transportation 2.1%
Uber Technologies, Inc.* 49,110 2,428,981
Health Care Equipment & Supplies 5.8%
Dexcom, Inc.* 10,209 1,271,633
IDEXX Laboratories, Inc.* 4,145 2,299,356
Intuitive Surgical, Inc.* 9,927 3,220,319
6,791,308
Health Care Providers & Services 5.1%
UnitedHealth Group, Inc. 11,770 5,959,975
Household Durables 1.7%
DR Horton, Inc. 15,904 2,020,126
Household Products 0.0%
†
Colgate-Palmolive Co. 616 46,976
Insurance 2.5%
Arch Capital Group Ltd.* 36,396 2,827,605
Chubb Ltd. 264 53,964
2,881,569
Interactive Media & Services 11.3%
Alphabet, Inc., Class C* 37,730 5,022,240
Meta Platforms, Inc., Class A* 25,731 8,197,897
13,220,137
IT Services 1.5%
Snowflake, Inc., Class A* 9,991 1,775,501
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc.* 655 27,778
Metals & Mining 0.1%
Teck Resources Ltd., Class B 1,453 64,557
Pharmaceuticals 7.4%
Eli Lilly & Co. 15,192 6,905,524
Zoetis, Inc., Class A 9,100 1,711,619
8,617,143
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 15.4%
Broadcom, Inc. 4,226 3,797,695
Lam Research Corp. 6,291 4,520,021
Micron Technology, Inc. 897 64,037
NVIDIA Corp. 20,564 9,609,351
17,991,104
Software 19.0%
Adobe, Inc.* 167 91,210
AppLovin Corp., Class A*(a) 87,102 2,735,003
Intuit, Inc. 4,193 2,145,558
Microsoft Corp. 24,004 8,063,424
ServiceNow, Inc.* 8,373 4,881,459
Synopsys, Inc.* 4,091 1,848,314
Workday, Inc., Class A* 10,403 2,466,863
22,231,831
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 41,835 8,218,486
Total Common Stocks
(cost $96,363,703) 116,806,112
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $397,563,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $405,514.(b) 397,504 397,504
Total Repurchase Agreement
(cost $397,504) 397,504
Total Investments
(cost $96,761,207) — 100.3% 117,203,616
Liabilities in excess of other assets — (0.3)% (342,570)
NET ASSETS — 100.0%
$ 116,861,046
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $4,989,159, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$397,504 and by $4,662,505 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.13%, and maturity dates ranging from 8/15/2023 –
11/15/2052, a total value of $5,060,009.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $397,504.

38 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide GQG US Quality Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide GQG US Quality Equity Fund - July 31, 2023 (Unaudited) - Statement of Investments - 39
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 116,806,112 $ – $ – $ 116,806,112
Repurchase Agreement – 397,504 – 397,504
Total $ 116,806,112 $ 397,504 $ – $ 117,203,616
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis All Cap Growth Fund
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 4.9%
Boeing Co. (The)* 38,434 9,179,961
Air Freight & Logistics 1.4%
Expeditors International of
Washington, Inc. 19,810 2,521,813
Automobile Components 0.9%
Mobileye Global, Inc., Class
A*(a) 42,432 1,620,054
Automobiles 4.4%
Tesla, Inc.* 30,365 8,120,512
Beverages 5.0%
Boston Beer Co., Inc. (The),
Class A* 5,434 2,018,405
Monster Beverage Corp.* 128,155 7,367,631
9,386,036
Biotechnology 5.3%
Alnylam Pharmaceuticals, Inc.* 22,628 4,421,511
CRISPR Therapeutics AG*(a) 25,595 1,467,361
Regeneron Pharmaceuticals,
Inc.* 5,235 3,883,899
9,772,771
Broadline Retail 6.2%
Alibaba Group Holding Ltd.,
ADR-CN* 20,536 2,097,958
Amazon.com, Inc.* 70,148 9,377,384
11,475,342
Capital Markets 4.3%
FactSet Research Systems,
Inc. 6,255 2,721,175
MSCI, Inc., Class A 5,175 2,836,314
SEI Investments Co. 39,040 2,459,130
8,016,619
Entertainment 6.3%
Netflix, Inc.* 17,918 7,865,464
Walt Disney Co. (The)* 42,482 3,776,225
11,641,689
Financial Services 6.4%
Block, Inc., Class A* 30,102 2,424,114
PayPal Holdings, Inc.* 28,105 2,130,921
Visa, Inc., Class A(a) 30,659 7,288,564
11,843,599
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.* 5,887 1,909,743
Health Care Technology 3.4%
Doximity, Inc., Class A* 95,383 3,408,035
Veeva Systems, Inc., Class A* 14,484 2,957,922
6,365,957
Hotels, Restaurants & Leisure 4.2%
Starbucks Corp. 33,458 3,398,329
Yum China Holdings, Inc. 42,159 2,572,542
Yum! Brands, Inc. 13,305 1,831,700
7,802,571
Interactive Media & Services 13.2%
Alphabet, Inc., Class A* 50,760 6,736,867
Alphabet, Inc., Class C* 25,611 3,409,080
Meta Platforms, Inc., Class A* 45,083 14,363,444
24,509,391
Common Stocks
Shares Value ($)
IT Services 1.5%
Shopify, Inc., Class A* 41,231 2,786,391
Life Sciences Tools & Services 1.6%
Illumina, Inc.* 15,696 3,015,986
Machinery 0.7%
Deere & Co. 3,255 1,398,348
Pharmaceuticals 3.3%
Novartis AG, ADR-CH 15,840 1,661,616
Novo Nordisk A/S, ADR-DK 16,112 2,595,643
Roche Holding AG, ADR 47,882 1,853,034
6,110,293
Semiconductors & Semiconductor Equipment 9.5%
NVIDIA Corp. 31,093 14,529,448
QUALCOMM, Inc. 23,900 3,158,863
17,688,311
Software 14.3%
Autodesk, Inc.* 24,544 5,203,083
Microsoft Corp. 16,353 5,493,300
Oracle Corp. 71,022 8,325,909
Salesforce, Inc.* 16,828 3,786,468
Workday, Inc., Class A* 15,792 3,744,757
26,553,517
Textiles, Apparel & Luxury Goods 0.7%
Under Armour, Inc., Class A* 157,183 1,266,895
Total Common Stocks
(cost $98,884,351) 182,985,799
Repurchase Agreement 0.4%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $807,007,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $823,147.(b) 806,889 806,889
Total Repurchase Agreement
(cost $806,889) 806,889
Total Investments
(cost $99,691,240) — 98.9% 183,792,688
Other assets in excess of liabilities — 1.1% 2,064,797
NET ASSETS — 100.0%
$ 185,857,485

Nationwide Loomis All Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 41
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $8,096,677, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$806,889 and by $7,381,082 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.13%, and maturity dates ranging from 8/15/2023 –
11/15/2052, a total value of $8,187,971.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $806,889.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

42 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 43
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 182,985,799 $ – $ – $ 182,985,799
Repurchase Agreement – 806,889 – 806,889
Total $ 182,985,799 $ 806,889 $ – $ 183,792,688
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

44 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 97.5%
Shares Value ($)
Biotechnology 5.1%
Ironwood Pharmaceuticals,
Inc., Class A*(a) 135,336 1,500,876
Vericel Corp.* 177,266 6,367,395
7,868,271
Chemicals 0.1%
Balchem Corp.(a) 812 109,409
Electrical Equipment 3.3%
Vicor Corp.* 54,618 5,039,603
Electronic Equipment, Instruments & Components 4.2%
Cognex Corp. 119,680 6,536,922
Health Care Equipment & Supplies 8.3%
Glaukos Corp.* 62,504 4,821,559
Inari Medical, Inc.* 11,438 652,767
Inogen, Inc.* 73,923 603,951
Neogen Corp.*(a) 57,347 1,329,877
OrthoPediatrics Corp.*(a) 79,694 3,327,224
QuidelOrtho Corp.* 5,162 450,952
Shockwave Medical, Inc.* 513 133,688
Tandem Diabetes Care,
Inc.*(a) 41,134 1,436,399
12,756,417
Health Care Technology 4.5%
Veeva Systems, Inc., Class A* 33,835 6,909,784
Life Sciences Tools & Services 14.4%
10X Genomics, Inc., Class
A*(a) 77,251 4,865,268
Bio-Techne Corp. 72,731 6,065,765
CryoPort, Inc.* 179,279 2,881,013
Cytek Biosciences, Inc.* 309,886 2,776,579
Repligen Corp.* 32,810 5,628,884
22,217,509
Machinery 4.4%
Energy Recovery, Inc.* 48,810 1,487,729
Helios Technologies, Inc. 83,907 5,302,922
6,790,651
Professional Services 4.8%
Paycom Software, Inc. 20,156 7,432,726
Software 46.4%
Alarm.com Holdings, Inc.* 109,320 6,035,557
Alteryx, Inc., Class A* 10,945 453,780
ANSYS, Inc.* 20,802 7,116,364
Appfolio, Inc., Class A* 38,191 6,896,913
Clearwater Analytics Holdings,
Inc., Class A* 66,879 1,152,325
Datadog, Inc., Class A* 66,074 7,712,157
DoubleVerify Holdings, Inc.* 13,149 553,573
Enfusion, Inc., Class A* 287,485 3,119,212
Guidewire Software, Inc.*(a) 73,846 6,263,618
Manhattan Associates, Inc.* 33,893 6,460,684
nCino, Inc.*(a) 85,162 2,754,991
Olo, Inc., Class A* 443,347 3,484,707
PROS Holdings, Inc.*(a) 28,418 1,079,884
Q2 Holdings, Inc.* 80,959 2,871,616
Smartsheet, Inc., Class A* 142,918 6,345,559
Tyler Technologies, Inc.*(a) 16,821 6,671,713
Workiva, Inc., Class A*(a) 23,883 2,514,641
71,487,294
Common Stocks
Shares Value ($)
Trading Companies & Distributors 2.0%
Xometry, Inc., Class A*(a) 148,690 3,086,804
Total Common Stocks
(cost $105,445,591) 150,235,390
Rights 0.0%
†
Number of
Rights
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 1.6%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $2,499,837,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $2,549,834.
(b) 2,499,470 2,499,470
Total Repurchase Agreement
(cost $2,499,470) 2,499,470
Total Investments
(cost $107,962,510) — 99.1% 152,734,860
Other assets in excess of liabilities — 0.9% 1,380,158
NET ASSETS — 100.0%
$ 154,115,018
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $17,893,427, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,499,470 and by $15,779,056 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $18,278,526.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $2,499,470.

Nationwide Small Company Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

46 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Company Growth Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 150,235,390 $ – $ – $ 150,235,390
Repurchase Agreement – 2,499,470 – 2,499,470
Rights – – – –
Total $ 150,235,390 $ 2,499,470 $ – $ 152,734,860
As of July 31, 2023, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
17,449 17,449
Sales — —
Change in Unrealized Appreciation/Depreciation (17,449) (17,449)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ (17,449) $ (17,449)
* Purchases include all purchases of securities and securities received in corporate actions.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks 92.1%
Shares Value ($)
Automobile Components 2.8%
Dorman Products, Inc.* 71,400 6,046,866
Broadline Retail 3.0%
Ollie's Bargain Outlet
Holdings, Inc.* 87,300 6,362,424
Building Products 8.5%
American Woodmark Corp.* 100,100 7,671,664
AZEK Co., Inc. (The), Class A* 143,500 4,477,200
CSW Industrials, Inc. 20,500 3,701,275
Hayward Holdings, Inc.*(a) 168,900 2,256,504
18,106,643
Capital Markets 5.5%
Focus Financial Partners, Inc.,
Class A* 107,500 5,625,475
Virtus Investment Partners,
Inc. 29,600 6,089,608
11,715,083
Chemicals 4.3%
Element Solutions, Inc. 439,500 9,211,920
Commercial Services & Supplies 3.7%
SP Plus Corp.* 85,700 3,295,165
UniFirst Corp. 28,436 4,615,163
7,910,328
Construction & Engineering 7.3%
API Group Corp.* 280,900 8,078,684
EMCOR Group, Inc. 34,700 7,461,888
15,540,572
Consumer Staples Distribution & Retail 3.2%
Grocery Outlet Holding Corp.* 202,400 6,770,280
Electronic Equipment, Instruments & Components 4.9%
ePlus, Inc.* 185,200 10,436,020
Food Products 1.9%
Lancaster Colony Corp.(a) 21,650 4,170,439
Ground Transportation 3.6%
Landstar System, Inc.(a) 37,600 7,654,984
Health Care Equipment & Supplies 3.3%
ICU Medical, Inc.* 39,300 7,002,474
Health Care Providers & Services 6.7%
Addus HomeCare Corp.* 125,000 11,446,250
DocGo, Inc.*(a) 339,743 2,850,444
14,296,694
Hotels, Restaurants & Leisure 2.6%
Wyndham Hotels & Resorts,
Inc. 71,700 5,586,864
Insurance 3.7%
Enstar Group Ltd.* 31,200 7,983,456
IT Services 1.0%
Thoughtworks Holding, Inc.*(a) 299,900 2,126,291
Machinery 3.1%
Hillman Solutions Corp.* 675,700 6,648,888
Personal Care Products 2.9%
Inter Parfums, Inc. 41,100 6,146,916
Professional Services 4.8%
Verra Mobility Corp., Class A* 489,600 10,276,704
Common Stocks
Shares Value ($)
Real Estate Management & Development 1.9%
Cushman & Wakefield plc* 424,100 4,168,903
Software 4.4%
E2open Parent Holdings,
Inc.*(a) 723,000 3,723,450
MeridianLink, Inc.*(a) 259,100 5,788,294
9,511,744
Specialty Retail 5.0%
America's Car-Mart, Inc.*(a) 66,220 7,888,126
Leslie's, Inc.*(a) 445,700 2,839,109
10,727,235
Trading Companies & Distributors 4.0%
Beacon Roofing Supply, Inc.* 98,600 8,447,062
Total Common Stocks
(cost $156,853,393) 196,848,790
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $303,436,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $309,504.(b) 303,391 303,391
Total Repurchase Agreement
(cost $303,391) 303,391
Total Investments
(cost $157,156,784) — 92.2% 197,152,181
Other assets in excess of liabilities — 7.8% 16,606,697
NET ASSETS — 100.0%
$ 213,758,878
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $15,342,579, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $303,391 and by $15,484,352 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $15,787,743.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $303,391.

48 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide WCM Focused Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 196,848,790 $ – $ – $ 196,848,790
Repurchase Agreement – 303,391 – 303,391
Total $ 196,848,790 $ 303,391 $ – $ 197,152,181
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 95 .8%
Shares Value ($)
Automobile Components 4 .3%
Dorman Products, Inc.* 211,933 17,948,606
Fox Factory Holding Corp.* 406,686 45,508,163
63,456,769
Banks 0 .6%
Axos Financial, Inc.*(a) 193,791 9,108,177
Biotechnology 0 .7%
Avid Bioservices, Inc.*(a) 841,577 10,654,365
Broadline Retail 1 .8%
Ollie's Bargain Outlet
Holdings, Inc.* 365,699 26,652,143
Building Products 4 .7%
AAON, Inc. 394,316 41,505,702
Trex Co., Inc.*(a) 418,505 28,935,436
70,441,138
Chemicals 2 .4%
Balchem Corp.(a) 268,833 36,222,558
Commercial Services & Supplies 1 .6%
Casella Waste Systems, Inc.,
Class A* 300,668 24,260,901
Communications Equipment 1 .0%
Digi International, Inc.*(a) 336,316 14,101,730
Construction & Engineering 2 .3%
Construction Partners, Inc.,
Class A* 1,135,294 33,377,644
Consumer Staples Distribution & Retail 0 .8%
Grocery Outlet Holding Corp.* 335,914 11,236,323
Diversified Consumer Services 1 .4%
Bright Horizons Family
Solutions, Inc.* 212,773 20,645,364
Electronic Equipment, Instruments & Components 4 .9%
ePlus, Inc.* 555,639 31,310,258
Novanta, Inc.* 235,847 41,721,334
73,031,592
Financial Services 1 .1%
I3 Verticals, Inc., Class A*(a) 668,372 16,715,984
Food Products 2 .0%
J & J Snack Foods Corp. 184,780 29,623,930
Ground Transportation 1 .8%
Marten Transport Ltd.(a) 1,197,072 27,125,652
Health Care Equipment & Supplies 8 .0%
Globus Medical, Inc., Class
A*(a) 510,903 30,792,124
LeMaitre Vascular, Inc. 324,606 20,524,837
Masimo Corp.* 109,903 13,441,137
Neogen Corp.* 591,296 13,712,154
Omnicell, Inc.* 356,046 22,484,305
STAAR Surgical Co.*(a) 339,752 18,608,217
119,562,774
Health Care Providers & Services 1 .4%
HealthEquity, Inc.* 293,855 19,964,509
Health Care Technology 1 .4%
Certara, Inc.*(a) 1,088,272 21,188,656
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .4%
Texas Roadhouse, Inc., Class
A 317,487 35,415,675
Household Products 1 .2%
WD-40 Co.(a) 78,600 18,038,700
Insurance 5 .2%
Kinsale Capital Group, Inc. 185,194 69,008,840
Palomar Holdings, Inc.* 125,485 7,599,372
76,608,212
IT Services 1 .5%
Perficient, Inc.*(a) 346,394 22,096,473
Life Sciences Tools & Services 4 .0%
Azenta, Inc.*(a) 183,953 8,642,112
BioLife Solutions, Inc.*(a) 562,062 11,173,792
Bio-Techne Corp. 365,041 30,444,419
Mesa Laboratories, Inc.(a) 70,507 9,071,431
59,331,754
Machinery 7 .6%
Barnes Group, Inc.(a) 237,497 9,333,632
Donaldson Co., Inc. 260,174 16,346,732
ESCO Technologies, Inc. 313,364 31,508,750
RBC Bearings, Inc.*(a) 206,981 46,788,055
SPX Technologies, Inc.* 114,227 9,664,747
113,641,916
Passenger Airlines 1 .1%
Allegiant Travel Co.*(a) 132,355 16,372,313
Professional Services 7 .0%
ExlService Holdings, Inc.* 297,717 41,963,211
Exponent, Inc. 497,803 44,593,193
NV5 Global, Inc.* 161,767 17,721,575
104,277,979
Semiconductors & Semiconductor Equipment 3 .7%
Onto Innovation, Inc.* 447,195 55,595,282
Software 17 .8%
Agilysys, Inc.* 104,171 7,670,111
Alarm.com Holdings, Inc.*(a) 462,486 25,533,852
Blackbaud, Inc.* 379,259 28,615,092
BlackLine, Inc.*(a) 305,804 17,761,096
Descartes Systems Group,
Inc. (The)* 518,150 40,348,340
DoubleVerify Holdings, Inc.* 89,336 3,761,046
Envestnet, Inc.*(a) 390,520 24,204,430
Fair Isaac Corp.* 80,752 67,667,753
SPS Commerce, Inc.* 164,647 29,700,672
Tyler Technologies, Inc.*(a) 50,441 20,006,414
265,268,806
Trading Companies & Distributors 2 .1%
SiteOne Landscape Supply,
Inc.*(a) 183,208 31,145,360
Total Common Stocks
(cost $884,005,613) 1,425,162,679

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $427,154,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $435,697.(b) 427,091 427,091
Total Repurchase Agreement
(cost $427,091) 427,091
Total Investments
(cost $884,432,704) — 95.8% 1,425,589,770
Other assets in excess of liabilities — 4.2% 62,730,728
NET ASSETS — 100.0%
$ 1,488,320,498
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $117,008,478, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $427,091 and by $120,096,574 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $120,523,665.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $427,091.

Nationwide Geneva Small Cap Growth Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,425,162,679 $ – $ – $ 1,425,162,679
Repurchase Agreement – 427,091 – 427,091
Total $ 1,425,162,679 $ 427,091 $ – $ 1,425,589,770
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 6.2%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 2.9%
Other 2.9%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.68%, 1/15/2035(a)(b) 635,000 627,054
Barings CLO Ltd., Series
2019-3A, Class A1R,
6.66%, 4/20/2031(a)(b) 3,500,000 3,486,144
Diameter Capital CLO
4 Ltd., Series 2022-
4A, Class A1, 7.71%,
1/15/2036(a)(b) 2,000,000 2,006,324
LCM 39 Ltd., Series
39A, Class A1, 7.27%,
10/15/2034(a)(b) 745,000 747,578
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.73%, 7/15/2034(a)(b) 3,500,000 3,452,120
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.73%, 7/20/2034(a)
(b) 3,300,000 3,285,599
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.47%,
11/14/2034(a)(b) 4,000,000 3,987,184
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.88%,
1/20/2035(a)(b) 1,500,000 1,512,915
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 6.96%, 4/20/2036(a)
(b) 3,500,000 3,508,096
PPM CLO Ltd., Series
2022-6A, Class A,
7.78%, 1/20/2031(a)(b) 3,042,865 3,049,730
RR 26 Ltd., Series 2023-
26A, Class A1, 6.51%,
4/15/2038(a)(b) 2,200,000 2,208,721
27,871,465
JERSEY 0.6%
Other 0.6%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
7.45%, 4/25/2036(a)(b) 3,200,000 3,220,470
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 7.51%, 7/20/2036(a)
(b) 2,100,000 2,121,426
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.78%, 1/20/2036(a)
(b) 1,100,000 1,106,157
6,448,053
UNITED STATES 2.7%
Automobiles 1.4%
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,199,969
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hyundai Auto Lease
Securitization Trust,
Series 2021-B, Class
A4, 0.38%, 8/15/2025(b) 1,800,000 1,782,187
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 2,200,000 2,191,553
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A2A,
5.34%, 2/17/2026 2,200,000 2,192,346
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 478,763
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 936,050
Toyota Lease Owner Trust,
Series 2023-A, Class
A2, 5.30%, 8/20/2025(b) 2,100,000 2,090,436
World Omni Auto
Receivables Trust,
Series 2023-B, Class
A2A, 5.25%, 11/16/2026 2,200,000 2,188,166
14,059,470
Credit Card 0.9%
Barclays Dryrock Issuance
Trust, Series 2023-
1, Class A, 4.72%,
2/15/2029 4,400,000 4,350,727
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A,
4.95%, 10/15/2027 2,200,000 2,188,660
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,254,116
8,793,503
Other 0.4%
Clover CLO LLC, Series
2021-1A, Class A,
6.71%, 4/22/2034(a)(b) 4,500,000 4,453,924
27,306,897
Total Asset-Backed Securities
(cost  $61,344,190) 61,626,415
Collateralized Mortgage Obligations 1.0%
UNITED STATES 1.0%
Connecticut Avenue
Securities Trust
Series 2019-R07,
Class 1M2, 7.28%,
10/25/2039(a)(b) 34,629 34,681
Series 2020-R01,
Class 1M2, 7.23%,
1/25/2040(a)(b) 98,267 98,943

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M2, 8.97%,
4/25/2043(a)(b) 514,218 536,772
Series 2023-R05,
Class 1M2, 8.17%,
6/25/2043(a)(b) 390,000 399,320
Series 2023-R06,
Class 1M2, 7.77%,
7/25/2043(a)(b) 400,000 402,688
FHLMC STACR Trust
Series 2019-HQA2,
Class M2, 7.23%,
4/25/2049(a)(b) 885,857 889,720
Series 2019-DNA4,
Class B1, 7.88%,
10/25/2049(a)(b) 280,000 280,700
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2023-HQA2,
Class M1B, 8.42%,
6/25/2043(a)(b) 653,000 668,548
GNMA REMIC, Series
2021-135, Class A,
2.00%, 8/20/2051 7,939,497 6,538,210
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 655,628
10,505,210
0
Total Collateralized Mortgage Obligations
(cost $10,544,162) 10,505,210
Commercial Mortgage-Backed Securities 3.3%
UNITED STATES 3.3%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 915,797
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055(a) 1,900,000 1,597,794
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,173,589
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 787,702 755,717
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 633,253
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 2,077,829
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 679,904
BANK5 , Series 2023-
5YR2, Class A3, 6.66%,
6/15/2028 2,300,000 2,389,211
BBCMS Mortgage Trust ,
Series 2021-C9, Class
A5, 2.30%, 2/15/2054 2,939,000 2,384,113
Benchmark Mortgage
Trust
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 452,293
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 642,386
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 238,487
BX Commercial Mortgage
Trust , Series 2023-
VLT2, Class A, 7.50%,
6/15/2040(a)(b) 2,000,000 1,995,014
Citigroup Commercial
Mortgage Trust
Series 2023-PRM3,
Class A, 6.36%,
7/10/2028(a)(b) 1,500,000 1,516,957
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 430,707
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,923,885
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 961,932
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 838,053
Series KF153, Class AS,
5.75%, 2/25/2033(a) 800,000 798,263
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 798,048
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,267,376
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 733,103
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 466,768
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 347,252 328,174

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 455,669
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 510,823
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 451,473
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 458,272
Series 2019-C53, Class
A4, 3.04%, 10/15/2052 1,475,000 1,286,316
Series 2020-C58, Class
A4, 2.09%, 7/15/2053 2,815,000 2,258,613
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,151,514
Total Commercial Mortgage-Backed
Securities
(cost $34,506,960)
32,571,333
Corporate Bonds 39.5%
AUSTRALIA 0.1%
Banks 0.1%
Westpac Banking Corp.,
3.74%, 8/26/2025 385,000 373,619
BELGIUM 0.9%
Beverages 0.9%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036(c) 3,025,000 2,932,876
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 5,775,000 5,750,565
8,683,441
CANADA 0.8%
Banks 0.5%
Bank of Montreal, 3.70%,
6/7/2025 670,000 648,493
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 950,608
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 758,561
Royal Bank of Canada
3.97%, 7/26/2024 380,000 373,553
2.05%, 1/21/2027 500,000 450,903
3.63%, 5/4/2027 150,000 141,872
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,075,862
4,399,852
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 289,001
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 580,000 549,715
Enbridge, Inc.
1.60%, 10/4/2026 400,000 358,194
4.25%, 12/1/2026 500,000 483,854
5.70%, 3/8/2033 847,000 858,619
2.50%, 8/1/2033 925,000 725,281
2,975,663
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 95,033
Wireless Telecommunication Services 0.0%
†
Rogers Communications,
Inc., 3.20%, 3/15/2027 425,000 394,264
8,153,813
CHINA 0.3%
Semiconductors & Semiconductor Equipment 0.3%
NXP BV
3.15%, 5/1/2027 265,000 245,067
3.40%, 5/1/2030 2,725,000 2,415,054
2.50%, 5/11/2031 400,000 326,788
2,986,909
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,184,760
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(d) 1,000,000 961,773
(SOFR + 1.22%),
2.31%, 11/16/2027(d) 150,000 131,774
1,093,547
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 937,916
3.30%, 1/30/2032 764,000 626,873
3.40%, 10/29/2033 1,325,000 1,059,693
2,624,482
JAPAN 0.7%
Automobiles 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/2027 420,000 386,915
Banks 0.6%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 921,828

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 880,000 836,922
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(d) 850,000 751,375
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.83%), 2.34%,
1/19/2028(d) 200,000 179,601
Mizuho Financial Group,
Inc., (CME Term SOFR
3 Month + 1.24%),
2.84%, 7/16/2025(d) 400,000 387,285
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 2,250,000 2,010,938
1.40%, 9/17/2026 260,000 229,643
5,317,592
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 315,277
6,019,784
MEXICO 0.4%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,641,798
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,362,791
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 179,395
4,183,984
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 242,182
ING Groep NV, 3.95%,
3/29/2027 200,000 190,937
433,119
QATAR 0.1%
Oil, Gas & Consumable Fuels 0.1%
QatarEnergy, Reg. S,
2.25%, 7/12/2031 1,570,000 1,307,339
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,189,359
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 354,029
SPAIN 0.6%
Banks 0.5%
Banco Santander SA
2.75%, 5/28/2025 400,000 378,436
1.85%, 3/25/2026 2,000,000 1,803,209
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(d) 400,000 351,168
6.92%, 8/8/2033 2,400,000 2,400,000
4,932,813
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 700,844
5,633,657
SWITZERLAND 0.2%
Capital Markets 0.2%
UBS Group AG
3.75%, 3/26/2025 250,000 241,843
(SOFR + 1.56%),
2.59%, 9/11/2025(b)(d) 793,000 760,882
(United States SOFR
Compounded Index
+ 0.98%), 1.31%,
2/2/2027(b)(d) 250,000 221,393
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(d) 975,000 1,185,982
2,410,100
UNITED ARAB EMIRATES 0.2%
Oil, Gas & Consumable Fuels 0.2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,240,048
UNITED KINGDOM 1.2%
Banks 0.8%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 5.30%,
8/9/2026(d) 215,000 211,984
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(d) 740,000 658,433

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(d) 585,000 570,052
(SOFR + 1.10%),
2.25%, 11/22/2027(d) 1,775,000 1,587,348
(SOFR + 2.61%),
5.21%, 8/11/2028(d) 2,215,000 2,169,487
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 194,893
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(d) 730,000 714,801
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,235,000 1,125,411
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d) 1,200,000 1,178,890
8,411,299
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 335,151
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 421,736
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 278,629
2.26%, 3/25/2028 970,000 838,588
7.75%, 10/19/2032 110,000 122,074
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,359,448
4.45%, 3/16/2028 325,000 310,955
2,909,694
12,077,880
UNITED STATES 33.3%
Aerospace & Defense 0.5%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 198,365
3.38%, 6/15/2046 2,650,000 1,860,399
3.85%, 11/1/2048 450,000 330,480
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 460,677
Lockheed Martin Corp.,
3.90%, 6/15/2032 540,000 505,865
RTX Corp.
3.95%, 8/16/2025 800,000 781,055
4.05%, 5/4/2047 825,000 683,478
4,820,319
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Air Freight & Logistics 0.1%
United Parcel Service,
Inc., 3.90%, 4/1/2025 500,000 489,430
Automobiles 0.3%
General Motors Co.
4.20%, 10/1/2027 800,000 760,754
5.95%, 4/1/2049 1,375,000 1,287,542
Hyundai Capital America,
5.70%, 6/26/2030(b) 1,300,000 1,294,988
3,343,284
Banks 5.0%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 968,366
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(d) 1,300,000 1,222,516
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 505,267
(SOFR + 1.75%),
4.83%, 7/22/2026(d) 635,000 626,627
(SOFR + 1.01%),
1.20%, 10/24/2026(d) 1,000,000 905,380
(SOFR + 0.96%),
1.73%, 7/22/2027(d) 2,000,000 1,791,960
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 472,410
(SOFR + 2.04%),
4.95%, 7/22/2028(d) 660,000 649,183
(SOFR + 1.63%),
5.20%, 4/25/2029(d) 2,745,000 2,726,437
(SOFR + 1.06%),
2.09%, 6/14/2029(d) 4,075,000 3,496,258
6.11%, 1/29/2037 4,500,000 4,738,177
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(d) 200,000 180,287
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(d) 580,000 572,599
4.40%, 6/10/2025 200,000 194,969
3.20%, 10/21/2026 1,000,000 937,563
(SOFR + 0.77%),
1.46%, 6/9/2027(d) 4,150,000 3,699,174
4.45%, 9/29/2027 400,000 384,757
(SOFR + 1.35%),
3.06%, 1/25/2033(d) 3,650,000 3,047,544
HSBC USA, Inc., 3.75%,
5/24/2024 220,000 216,213
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(d) 979,000 923,591
(SOFR + 1.85%),
2.08%, 4/22/2026(d) 491,000 461,746
2.95%, 10/1/2026 753,000 705,588
(SOFR + 0.80%),
1.05%, 11/19/2026(d) 1,000,000 903,095

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 196,270
(SOFR + 0.77%),
1.47%, 9/22/2027(d) 1,000,000 885,288
(SOFR + 1.89%),
2.18%, 6/1/2028(d) 1,850,000 1,646,595
(SOFR + 1.99%),
4.85%, 7/25/2028(d) 1,665,000 1,641,959
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d) 400,000 343,648
(SOFR + 1.26%),
2.96%, 1/25/2033(d) 425,000 358,623
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 5,075,000 4,842,326
M&T Bank Corp., (SOFR
+ 1.85%), 5.05%,
1/27/2034(d) 1,280,000 1,203,253
Truist Financial Corp.
3.70%, 6/5/2025 1,000,000 963,330
(SOFR + 2.05%),
6.05%, 6/8/2027(d) 380,000 380,707
US Bancorp
(SOFR + 1.66%),
4.55%, 7/22/2028(c)(d) 170,000 163,475
(SOFR + 2.02%),
5.78%, 6/12/2029(d) 1,025,000 1,028,730
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(d) 1,605,000 1,553,372
(SOFR + 1.51%),
3.53%, 3/24/2028(d) 705,000 659,043
(SOFR + 2.10%),
2.39%, 6/2/2028(d) 1,500,000 1,341,783
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(d) 3,680,000 3,108,451
(SOFR + 2.10%),
4.90%, 7/25/2033(d) 366,000 350,819
50,997,379
Beverages 0.6%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 784,071
4.75%, 12/1/2025(c) 500,000 493,997
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 500,000 479,955
4.60%, 5/25/2028 1,800,000 1,765,540
3.95%, 4/15/2029 1,648,000 1,564,120
3.20%, 5/1/2030 470,000 419,270
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 733,175
6,240,128
Biotechnology 0.8%
AbbVie, Inc.
4.30%, 5/14/2036 742,000 682,225
4.25%, 11/21/2049 2,961,000 2,540,186
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,860,097
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Biotechnology
5.25%, 3/2/2033 1,882,000 1,878,291
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,236,271
8,197,070
Broadline Retail 0.1%
Amazon.com, Inc., 3.10%,
5/12/2051 675,000 493,857
Building Products 0.1%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 317,134
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 345,156
662,290
Capital Markets 2.9%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 466,995
2.15%, 7/15/2026 2,350,000 2,058,715
2.88%, 6/15/2028 500,000 421,023
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 21,915
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 122,403
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 968,904
2.45%, 3/3/2027 205,000 185,154
CME Group, Inc., 2.65%,
3/15/2032 60,000 51,097
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 853,238
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 184,074
2.63%, 1/15/2027 500,000 430,692
3.25%, 7/15/2027 1,350,000 1,170,240
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 143,155
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 327,205
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,559,681
Morgan Stanley
4.00%, 7/23/2025 200,000 194,791
5.00%, 11/24/2025 300,000 296,363
(SOFR + 0.72%),
0.98%, 12/10/2026(d) 2,420,000 2,165,220
3.63%, 1/20/2027(c) 1,000,000 948,655
(SOFR + 0.88%),
1.59%, 5/4/2027(d) 2,450,000 2,198,055
(SOFR + 0.86%),
1.51%, 7/20/2027(d) 3,000,000 2,665,182
(SOFR + 1.59%),
5.16%, 4/20/2029(d) 2,255,000 2,231,248
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(d) 4,700,000 4,486,210

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(SOFR + 1.36%),
2.48%, 9/16/2036(d) 1,975,000 1,514,038
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 193,138
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 363,844
3.44%, 10/15/2028 150,000 118,533
S&P Global, Inc.
2.45%, 3/1/2027 870,000 803,299
4.75%, 8/1/2028 780,000 777,314
1.25%, 8/15/2030 500,000 393,378
28,313,759
Chemicals 0.8%
Cabot Corp., 4.00%,
7/1/2029 720,000 665,109
Celanese US Holdings
LLC
5.90%, 7/5/2024 2,375,000 2,370,767
6.05%, 3/15/2025 2,375,000 2,372,780
1.40%, 8/5/2026 230,000 201,202
6.33%, 7/15/2029 250,000 250,929
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 147,217
EIDP, Inc., 2.30%,
7/15/2030 395,000 329,198
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 947,106
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 305,000 288,727
7,573,035
Commercial Services & Supplies 0.5%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 546,932
3.70%, 4/1/2027 4,000 3,855
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,866,543
Waste Connections, Inc.,
3.20%, 6/1/2032 145,000 125,885
Waste Management, Inc.,
4.15%, 4/15/2032 1,025,000 973,283
4,516,498
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,156,132
4.60%, 5/23/2029 1,658,000 1,611,385
2,767,517
Construction & Engineering 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 84,943
2.35%, 1/15/2032 505,000 400,000
484,943
Construction Materials 0.0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(c) 300,000 280,984
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance 0.3%
American Express Co.
3.38%, 5/3/2024 220,000 216,212
3.95%, 8/1/2025 200,000 194,326
American Honda Finance
Corp., 1.20%, 7/8/2025 1,000,000 925,192
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 518,551
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 67,961
4.35%, 1/17/2027 600,000 577,770
Toyota Motor Credit Corp.,
3.95%, 6/30/2025 1,375,000 1,345,202
3,845,214
Distributors 0.1%
Genuine Parts Co., 1.75%,
2/1/2025 1,000,000 943,832
Diversified REITs 0.2%
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 186,988
GLP Capital LP, 5.75%,
6/1/2028 510,000 499,715
Simon Property Group LP,
1.38%, 1/15/2027 80,000 70,466
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,059,875
4.50%, 1/15/2028(b) 250,000 230,562
2,047,606
Diversified Telecommunication Services 1.8%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 908,430
2.30%, 6/1/2027 2,505,000 2,243,730
1.65%, 2/1/2028 2,300,000 1,964,353
2.75%, 6/1/2031 6,475,000 5,375,931
4.85%, 3/1/2039 1,000,000 903,200
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,030,173
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,356,128
4.33%, 9/21/2028 3,839,000 3,687,155
2.55%, 3/21/2031 1,525,000 1,265,869
18,734,969
Electric Utilities 1.0%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 82,882
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 165,032
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 125,757
Duke Energy Corp.
3.15%, 8/15/2027 600,000 556,247
4.30%, 3/15/2028 90,000 86,777
Entergy Corp., 0.90%,
9/15/2025 100,000 90,569

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 94,038
Eversource Energy,
4.20%, 6/27/2024 665,000 655,956
Georgia Power Co.,
4.70%, 5/15/2032 390,000 376,642
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 189,690
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 95,490
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 2,495,000 2,155,589
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 94,075
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 118,344
4.55%, 9/15/2032 160,000 154,421
Pacific Gas and Electric
Co.
2.10%, 8/1/2027 300,000 258,626
3.30%, 8/1/2040 1,500,000 1,030,858
PacifiCorp, 2.70%,
9/15/2030 100,000 83,900
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 47,258
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 471,130
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 227,331
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 78,249
Union Electric Co., 2.95%,
3/15/2030 100,000 88,511
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 177,670
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 27,713
3.95%, 9/1/2032 155,000 143,066
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 1,977,147
1.75%, 3/15/2027 850,000 753,781
10,406,749
Electrical Equipment 0.2%
Eaton Corp., 4.15%,
3/15/2033 2,150,000 2,035,781
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 55,666
CDW LLC, 3.25%,
2/15/2029 125,000 109,024
164,690
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.1%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,387,453
Entertainment 0.7%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 391,609
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 16,000 15,719
Warnermedia Holdings,
Inc.
6.41%, 3/15/2026 2,900,000 2,904,904
4.28%, 3/15/2032 3,825,000 3,392,563
6,704,795
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 233,816
Fidelity National
Information Services,
Inc., 4.50%,
7/15/2025(c) 45,000 44,146
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 358,112
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 89,286
1.35%, 3/15/2031 100,000 76,086
801,446
Food Products 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,203,146
Cargill, Inc., 4.75%,
4/24/2033(b) 1,400,000 1,378,585
General Mills, Inc., 4.20%,
4/17/2028 250,000 241,666
Kraft Heinz Foods Co.
3.88%, 5/15/2027 940,000 901,253
3.75%, 4/1/2030 525,000 486,648
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 223,727
4,435,025
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 46,681
1.50%, 1/15/2031 100,000 78,747
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 730,539
2.95%, 3/1/2031 200,000 163,066
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 183,264
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 91,132
1,293,429

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Equipment & Supplies 0.2%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 824,094
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052 670,000 741,798
1,565,892
Health Care Providers & Services 2.2%
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 86,815
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 482,041
Centene Corp., 2.63%,
8/1/2031 800,000 639,688
Cigna Group (The), 2.40%,
3/15/2030 4,575,000 3,878,460
CVS Health Corp.
3.88%, 7/20/2025 500,000 485,946
1.30%, 8/21/2027 1,300,000 1,122,518
4.78%, 3/25/2038 3,950,000 3,644,657
HCA, Inc.
5.25%, 6/15/2026 500,000 495,491
4.13%, 6/15/2029 270,000 250,493
Humana, Inc.
3.70%, 3/23/2029 255,000 236,134
5.50%, 3/15/2053 425,000 419,702
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026 1,846,000 1,664,352
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 135,232
5.30%, 2/15/2030 2,475,000 2,539,310
2.30%, 5/15/2031 1,970,000 1,659,616
5.35%, 2/15/2033(c) 2,075,000 2,149,645
5.88%, 2/15/2053 775,000 853,014
5.05%, 4/15/2053 1,046,000 1,028,651
21,771,765
Hotels, Restaurants & Leisure 0.4%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 412,657
Marriott International, Inc.,
5.00%, 10/15/2027 170,000 169,055
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,031,846
McDonald's Corp., 3.50%,
7/1/2027 750,000 715,192
Starbucks Corp., 3.00%,
2/14/2032 1,125,000 971,971
4,300,721
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 259,599
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 146,583
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Industrial Conglomerates 0.2%
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 2,025,000 1,908,633
Industrial REITs 0.1%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,337,795
Insurance 0.9%
Aflac, Inc., 3.60%,
4/1/2030 167,000 152,998
Aon Corp., 2.80%,
5/15/2030 200,000 173,173
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,408,553
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 860,131
4.20%, 3/17/2032 280,000 253,162
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 579,980
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 976,710
2.25%, 11/15/2030 2,700,000 2,248,406
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 791,172
3.00%, 3/15/2032 230,000 200,464
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 241,134
Willis North America, Inc.
4.50%, 9/15/2028 250,000 238,935
2.95%, 9/15/2029 200,000 173,800
9,298,618
Interactive Media & Services 0.1%
Meta Platforms, Inc.,
3.50%, 8/15/2027 810,000 773,731
IT Services 0.9%
International Business
Machines Corp.
4.00%, 7/27/2025 4,080,000 3,990,615
4.15%, 7/27/2027 3,760,000 3,661,162
6.50%, 1/15/2028 1,350,000 1,432,199
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,355
2.70%, 10/15/2028 40,000 32,829
9,121,160
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 217,579
Machinery 0.3%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 966,336
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,902,972
2,869,308

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 4,400,000 4,027,596
Comcast Corp.
3.15%, 3/1/2026 1,000,000 957,088
3.75%, 4/1/2040 750,000 627,315
Fox Corp., 5.48%,
1/25/2039 675,000 624,599
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 729,716
6,966,314
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 108,349
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,928,597
2.15%, 8/15/2030 620,000 506,175
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 649,891
3,193,012
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 178,572
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 46,188
CenterPoint Energy, Inc.,
2.95%, 3/1/2030(c) 100,000 87,275
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 94,283
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 96,680
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 89,206
Sempra
3.25%, 6/15/2027 100,000 92,639
3.70%, 4/1/2029 200,000 184,039
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 78,733
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 179,897
1,127,512
Oil, Gas & Consumable Fuels 3.0%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 4,270,000 4,225,386
Cheniere Energy Partners
LP, 5.95%, 6/30/2033(b) 575,000 581,837
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 152,856
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,199,541
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,451,707
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
4.50%, 1/15/2030 389,000 368,163
Energy Transfer LP,
2.90%, 5/15/2025 800,000 762,280
EQT Corp.
3.90%, 10/1/2027 870,000 815,588
5.00%, 1/15/2029 810,000 765,963
+ 0.00%), 7.00%,
2/1/2030(d)(e) 100,000 105,236
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,251,706
MPLX LP
1.75%, 3/1/2026 2,080,000 1,897,785
4.25%, 12/1/2027 1,000,000 956,191
4.80%, 2/15/2029 1,308,000 1,269,378
2.65%, 8/15/2030 600,000 504,070
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,904,570
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 564,122
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 928,015
4.00%, 7/13/2027 800,000 761,437
4.55%, 7/15/2028 1,460,000 1,390,186
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 40,000 39,717
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 453,113
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 196,492
Targa Resources Partners
LP
6.50%, 7/15/2027 106,000 106,486
5.00%, 1/15/2028 1,890,000 1,814,529
6.88%, 1/15/2029 500,000 508,730
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 851,281
Williams Cos., Inc. (The)
4.65%, 8/15/2032(c) 1,000,000 953,830
5.65%, 3/15/2033 975,000 990,564
28,770,759
Pharmaceuticals 0.7%
Merck & Co., Inc., 1.90%,
12/10/2028 3,000,000 2,623,634
Pfizer Investment
Enterprises Pte. Ltd.,
4.75%, 5/19/2033 2,125,000 2,110,950
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 189,793
Zoetis, Inc.
3.00%, 9/12/2027 450,000 420,009
3.90%, 8/20/2028 1,640,000 1,576,106
6,920,492
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 783,947

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029 100,000 89,788
ERP Operating LP, 2.85%,
11/1/2026 100,000 92,652
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,119,532
1,301,972
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 111,782
2.10%, 10/1/2031 105,000 86,617
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 953,414
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,572,894
1.95%, 2/15/2028(b)(c) 2,600,000 2,246,755
4.11%, 9/15/2028 580,000 549,475
3.50%, 2/15/2041(b) 2,650,000 1,972,813
Intel Corp., 5.20%,
2/10/2033 1,400,000 1,416,220
Texas Instruments, Inc.,
3.65%, 8/16/2032 1,055,000 972,821
Xilinx, Inc., 2.38%,
6/1/2030 250,000 215,597
10,098,388
Software 1.2%
Adobe, Inc., 2.30%,
2/1/2030 250,000 219,025
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,878,022
Intuit, Inc., 1.65%,
7/15/2030 54,000 43,869
Oracle Corp.
2.50%, 4/1/2025 450,000 429,209
1.65%, 3/25/2026 1,250,000 1,140,546
2.30%, 3/25/2028 600,000 529,399
4.50%, 5/6/2028 1,100,000 1,074,370
4.65%, 5/6/2030 1,425,000 1,379,255
4.90%, 2/6/2033 1,244,000 1,203,668
6.90%, 11/9/2052 3,425,000 3,837,197
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 456,033
VMware, Inc., 4.70%,
5/15/2030 35,000 33,228
12,223,821
Specialized REITs 0.9%
American Tower Corp.
1.45%, 9/15/2026 210,000 186,179
2.75%, 1/15/2027 300,000 274,663
3.65%, 3/15/2027 580,000 545,018
Crown Castle, Inc.
1.35%, 7/15/2025 1,000,000 922,031
4.45%, 2/15/2026 200,000 195,089
2.90%, 3/15/2027 100,000 91,831
3.65%, 9/1/2027 728,000 681,308
Extra Space Storage LP
3.50%, 7/1/2026 2,400,000 2,253,190
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialized REITs
3.88%, 12/15/2027 300,000 277,704
3.90%, 4/1/2029 430,000 396,141
Public Storage
3.09%, 9/15/2027 150,000 140,433
1.85%, 5/1/2028(c) 1,910,000 1,660,897
1.95%, 11/9/2028 600,000 517,004
3.39%, 5/1/2029 550,000 508,942
2.30%, 5/1/2031 950,000 788,526
9,438,956
Specialty Retail 1.0%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,176,267
Home Depot, Inc. (The)
2.70%, 4/15/2025 200,000 192,057
2.88%, 4/15/2027 90,000 84,515
Lowe's Cos., Inc.
3.35%, 4/1/2027 245,000 231,733
1.70%, 9/15/2028 6,100,000 5,216,971
1.70%, 10/15/2030 925,000 741,498
2.63%, 4/1/2031 1,305,000 1,102,738
4.25%, 4/1/2052 975,000 789,154
9,534,933
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.
1.40%, 8/5/2028 160,000 138,433
3.35%, 8/8/2032 210,000 195,026
Dell International LLC
6.10%, 7/15/2027 370,000 381,229
8.10%, 7/15/2036 825,000 960,332
HP, Inc.
3.00%, 6/17/2027 35,000 32,406
4.00%, 4/15/2029 979,000 924,995
NetApp, Inc., 1.88%,
6/22/2025 75,000 69,955
2,702,376
Tobacco 0.5%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 283,275
4.80%, 2/14/2029 927,000 904,266
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,876,499
0.88%, 5/1/2026 2,050,000 1,834,693
4,898,733
Trading Companies & Distributors 0.0%
†
Air Lease Corp., 2.20%,
1/15/2027 165,000 147,852
Aircastle Ltd., 4.25%,
6/15/2026 75,000 71,259
219,111
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 92,326

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Water Utilities
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 42,410
134,736
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.
3.50%, 4/15/2025 978,000 944,953
3.75%, 4/15/2027 525,000 498,146
2.88%, 2/15/2031 2,064,000 1,749,330
3.50%, 4/15/2031 6,021,000 5,292,666
8,485,095
332,353,023
Total Corporate Bonds
(cost $408,145,053) 394,302,893
Municipal Bonds 0.0%
CALIFORNIA 0.0%
†
Los Angeles
Community College
DistrictGO, 1.81%,
8/1/2030 200,000 166,663
University of CaliforniaRB,
Series BG,1.61%,
5/15/2030 200,000 165,668
332,331
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 62,249
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 100,327
Total Municipal Bonds
(cost $583,840) 494,907
Mortgage-Backed Securities 41.1%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 170,093 138,268
Pool# QB4050
2.00%, 10/1/2050 898,451 730,346
Pool# QB3891
2.00%, 10/1/2050 121,348 98,644
Pool# RA3986
2.50%, 11/1/2050 1,481,233 1,254,481
Pool# SD1384
2.50%, 11/1/2050 359,589 307,543
Pool# SD8129
2.50%, 2/1/2051 3,643,924 3,088,797
Pool# SD7536
2.50%, 2/1/2051 1,494,724 1,277,945
Pool# SD8145
1.50%, 5/1/2051 4,581,644 3,527,147
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
Pool# QC5798
2.00%, 8/1/2051 629,416 510,984
Pool# QD0652
2.00%, 11/1/2051 387,405 314,105
Pool# SD8188
2.00%, 1/1/2052 726,130 588,234
Pool# QD5182
2.00%, 1/1/2052 678,600 550,187
Pool# QD5274
2.00%, 1/1/2052 73,961 60,053
Pool# RA7467
2.00%, 2/1/2052 97,521 78,968
Pool# SD8199
2.00%, 3/1/2052 1,050,329 850,513
Pool# SD8211
2.00%, 5/1/2052 1,949,559 1,578,669
Pool# SD8240
2.00%, 7/1/2052 386,609 313,059
Pool# QE6096
2.00%, 7/1/2052 31,356 25,402
Pool# SD8234
2.50%, 8/1/2052 992,635 836,605
Pool# SD7555
3.00%, 8/1/2052 3,813,272 3,375,373
Pool# SD1501
4.00%, 8/1/2052 1,188,625 1,110,137
Pool# RA8029
2.00%, 9/1/2052 1,113,549 902,212
Pool# RA7920
4.00%, 9/1/2052 1,547,665 1,444,910
Pool# RA8213
6.00%, 11/1/2052 1,471,946 1,502,302
Pool# RA8214
6.00%, 11/1/2052 996,262 1,014,357
Pool# SD2056
6.00%, 12/1/2052 950,499 970,101
Pool# SD2038
6.00%, 12/1/2052 821,866 836,795
Pool# RA8419
6.00%, 1/1/2053 1,922,396 1,950,282
Pool# RA8418
6.00%, 1/1/2053 1,882,703 1,916,969
Pool# RA8417
6.00%, 1/1/2053 962,495 982,384
FNMA Pool Pool#
BF0676,3.50%,
9/1/2062 7,985,428 7,184,826
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,031,186 968,066
Pool# MA4106
1.50%, 7/1/2035 829,040 713,371
Pool# CA9152
2.50%, 2/1/2036 2,277,754 2,070,495
Pool# BT2234
2.00%, 4/1/2037 4,508,401 3,984,640
Pool# CB3758
2.00%, 5/1/2037 2,473,080 2,185,835
Pool# MA4685
1.50%, 6/1/2037 2,907,319 2,501,318
Pool# FS0146

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
3.50%, 9/1/2043 1,580,446 1,471,381
Pool# BE3774
4.00%, 7/1/2047 908,988 864,145
Pool# BM2007
4.00%, 9/1/2048 246,036 233,327
Pool# CA2471
4.00%, 10/1/2048 889,098 843,165
Pool# MA3692
3.50%, 7/1/2049 2,947,010 2,702,851
Pool# FM2363
3.00%, 1/1/2050 813,293 723,818
Pool# CA6032
2.50%, 6/1/2050 2,341,087 2,002,338
Pool# CA6020
3.00%, 6/1/2050 1,897,508 1,668,664
Pool# MA4158
2.00%, 10/1/2050 10,990,158 8,946,773
Pool# CA7404
4.00%, 10/1/2050 3,823,923 3,595,158
Pool# MA4182
2.00%, 11/1/2050 10,767,192 8,755,176
Pool# MA4210
2.50%, 12/1/2050 485,980 413,076
Pool# CA9190
2.00%, 2/1/2051 2,896,143 2,353,401
Pool# FS2772
2.50%, 2/1/2051 149,952 128,271
Pool# FM6554
2.00%, 3/1/2051 1,223,302 994,132
Pool# BR6352
2.50%, 3/1/2051 688,903 589,094
Pool# FM6834
2.00%, 4/1/2051 566,086 460,036
Pool# BR7647
2.00%, 4/1/2051 72,636 58,973
Pool# MA4325
2.00%, 5/1/2051 9,460,909 7,673,377
Pool# FM8057
3.00%, 7/1/2051 3,991,527 3,530,970
Pool# MA4398
2.00%, 8/1/2051 6,974,129 5,661,947
Pool# MA4400
3.00%, 8/1/2051 3,741,887 3,283,816
Pool# FM8779
2.50%, 9/1/2051 867,289 739,353
Pool# MA4437
2.00%, 10/1/2051 1,029,174 834,231
Pool# FM8997
2.50%, 10/1/2051 8,681,957 7,332,651
Pool# CB1805
2.50%, 10/1/2051 3,471,033 2,965,866
Pool# FM9450
2.00%, 11/1/2051 160,340 130,384
Pool# CB2045
2.50%, 11/1/2051 2,040,029 1,743,142
Pool# FM9492
2.50%, 11/1/2051 1,578,729 1,348,969
Pool# BQ6858
2.00%, 12/1/2051 272,710 220,841
Pool# FM9783
2.00%, 12/1/2051 31,217 25,324
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# FM9578
2.00%, 12/1/2051 30,936 25,091
Pool# BV0465
2.00%, 1/1/2052 889,145 720,682
Pool# BV3083
2.00%, 2/1/2052 1,212,564 983,152
Pool# BU7272
2.00%, 2/1/2052 1,135,667 920,587
Pool# BU1302
2.00%, 2/1/2052 94,975 77,026
Pool# CB2809
2.50%, 2/1/2052 3,117,491 2,629,578
Pool# BV3101
2.00%, 3/1/2052 2,887,266 2,338,517
Pool# CB3156
2.00%, 3/1/2052 1,775,314 1,439,113
Pool# BV4122
2.00%, 3/1/2052 1,697,314 1,375,353
Pool# BT2296
2.00%, 3/1/2052 508,840 412,591
Pool# CB3159
2.50%, 3/1/2052 8,054,065 6,796,151
Pool# BV7769
2.00%, 4/1/2052 605,694 490,472
Pool# MA4578
2.50%, 4/1/2052 2,872,049 2,420,355
Pool# CB3368
3.00%, 4/1/2052 1,844,312 1,614,699
Pool# BT2353
2.00%, 5/1/2052 1,218,162 987,834
Pool# FS2530
2.00%, 6/1/2052 313,303 254,006
Pool# CB3769
3.50%, 6/1/2052 1,322,740 1,198,578
Pool# CB3915
4.50%, 6/1/2052 2,006,221 1,921,683
Pool# BV7823
2.00%, 7/1/2052 984,691 798,019
Pool# MA4750
2.00%, 7/1/2052 342,755 277,631
Pool# CB5087
5.50%, 11/1/2052 13,365,846 13,408,301
Pool# FS3440
6.00%, 12/1/2052 1,878,511 1,917,253
Pool# CB5306
6.00%, 12/1/2052 1,328,506 1,352,638
Pool# FS3441
6.00%, 12/1/2052 1,040,331 1,059,229
Pool# CB6080
5.50%, 4/1/2053 2,879,678 2,864,077
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 8/25/2038 1,000,000 883,633
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 8/25/2053 1,000,000 768,164
2.50%, 8/25/2053 13,000,000 10,953,262
3.50%, 8/25/2053 25,000,000 22,649,902
4.00%, 8/25/2053 20,000,000 18,669,531
4.50%, 8/25/2053 16,000,000 15,318,125

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA (continued)
5.50%, 8/25/2053 29,000,000 28,798,360
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2053 1,000,000 1,005,937
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 432,171 392,631
Pool# AC0071
3.50%, 10/20/2042 626,892 573,819
Pool# MA2600
3.00%, 2/20/2045 466,153 423,301
Pool# MA2825
3.00%, 5/20/2045 339,030 307,649
Pool# MA4509
3.00%, 6/20/2047 435,736 393,251
Pool# MA4718
3.00%, 9/20/2047 403,139 363,170
Pool# MA4719
3.50%, 9/20/2047 1,579,624 1,468,559
Pool# MA6409
3.00%, 1/20/2050 170,159 152,825
Pool# MA6541
3.00%, 3/20/2050 2,577,566 2,313,799
Pool# MA6710
3.00%, 6/20/2050 931,698 836,957
Pool# 785566
2.50%, 6/20/2051 1,046,268 891,502
Pool# MA7535
3.00%, 8/20/2051 989,573 883,503
Pool# 785612
2.50%, 9/20/2051 2,699,655 2,300,390
Pool# 785668
2.50%, 9/20/2051 1,273,822 1,078,951
Pool# 785622
2.50%, 9/20/2051 796,706 675,045
Pool# 785660
2.50%, 10/20/2051 2,037,400 1,726,100
Pool# 785659
2.50%, 10/20/2051 1,980,739 1,673,100
Pool# 785702
2.50%, 10/20/2051 931,276 794,197
Pool# MA7705
2.50%, 11/20/2051 3,817,817 3,291,927
Pool# 785764
2.50%, 11/20/2051 1,164,474 993,055
Pool# 785730
3.00%, 11/20/2051 3,011,906 2,663,910
Pool# MA7707
3.50%, 11/20/2051 2,671,904 2,460,812
Pool# MA7766
2.00%, 12/20/2051 20,571,687 17,206,008
Pool# MA7767
2.50%, 12/20/2051 10,807,718 9,318,546
Pool# 785805
2.50%, 12/20/2051 1,984,894 1,683,910
Pool# 785790
2.50%, 12/20/2051 1,082,106 916,725
Pool# 785791
2.50%, 12/20/2051 1,001,062 849,368
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# 785787
2.50%, 12/20/2051 967,129 824,837
Pool# 785788
2.50%, 12/20/2051 667,868 569,439
Pool# MA7768
3.00%, 12/20/2051 2,695,517 2,402,470
Pool# 785831
2.50%, 1/20/2052 993,357 842,509
Pool# 785842
2.50%, 1/20/2052 814,645 690,183
Pool# MA7881
2.50%, 2/20/2052 5,968,787 5,145,750
Pool# MA7882
3.00%, 2/20/2052 3,091,084 2,751,240
Pool# MA8150
4.00%, 7/20/2052 487,508 459,036
Pool# MA8197
2.50%, 8/20/2052 460,929 397,453
Pool# MA8198
3.00%, 8/20/2052 2,336,317 2,078,595
Pool# MA8201
4.50%, 8/20/2052 265,356 255,419
Pool# MA8643
3.00%, 2/20/2053 5,786,841 5,154,134
Pool# MA8644
3.50%, 2/20/2053 4,869,270 4,478,520
GNMA TBA
4.00%, 8/15/2053 5,000,000 4,709,375
4.50%, 8/15/2053 9,000,000 8,657,227
5.00%, 8/15/2053 8,000,000 7,838,750
5.50%, 8/15/2053 35,000,000 34,781,250
Total Mortgage-Backed Securities
(cost $430,120,225) 410,037,700
Foreign Government Securities 0.8%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 48,608
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,137
Province of Ontario
0.63%, 1/21/2026 50,000 45,098
2.30%, 6/15/2026 45,000 42,043
1.05%, 5/21/2027 25,000 21,906
2.00%, 10/2/2029 25,000 21,813
1.13%, 10/7/2030 40,000 31,904
Province of Quebec
0.60%, 7/23/2025 50,000 45,829
2.50%, 4/20/2026 50,000 47,132
2.75%, 4/12/2027 25,000 23,374
347,844
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 556,498
HUNGARY 0.1%
Hungary Government
Bond, Reg. S, 6.13%,
5/22/2028 940,000 956,021

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 15
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 0.3%
Republic of Indonesia
Reg. S, 3.85%,
7/18/2027 2,010,000 1,935,148
3.35%, 3/12/2071 1,450,000 995,607
2,930,755
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,234,082
3.75%, 4/19/2071 2,330,000 1,545,508
2,779,590
PANAMA 0.1%
Republic of Panama,
3.87%, 7/23/2060 900,000 597,677
Total Foreign Government Securities
(cost $7,726,185) 8,168,385
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 925,678
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 945,620
Total Supranational
(cost $2,014,852) 1,871,298
U.S. Treasury Obligations 14.0%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,115,781
1.88%, 2/15/2041 24,900,000 17,713,043
2.00%, 11/15/2041 40,000,000 28,703,125
3.38%, 8/15/2042 12,050,000 10,718,852
2.75%, 11/15/2042 6,500,000 5,237,578
3.00%, 5/15/2045 11,000,000 9,072,422
2.50%, 5/15/2046 2,000,000 1,498,984
2.25%, 8/15/2046 8,000,000 5,690,625
3.00%, 2/15/2047 2,934,700 2,407,600
3.00%, 2/15/2048 15,500,000 12,712,422
1.63%, 11/15/2050 7,000,000 4,216,680
2.25%, 2/15/2052 4,500,000 3,156,855
2.88%, 5/15/2052 2,500,000 2,013,184
3.00%, 8/15/2052 8,401,400 6,942,313
4.00%, 11/15/2052 12,120,000 12,108,637
U.S. Treasury Notes
4.13%, 7/31/2028 8,550,000 8,534,637
4.00%, 7/31/2030 8,600,000 8,566,406
Total U.S. Treasury Obligations
(cost $167,049,437) 140,409,144
Short-Term Investment 7.9%
U.S. Treasury Obligation 7.9%
U.S. Treasury Bills,5.26%
9/12/2023 79,300,000 78,814,519
Total Short-Term Investment
(cost $78,813,409)
78,814,519
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase
price $892,319,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$910,165. (f) 892,188 892,188
Total Repurchase
Agreement
(cost $892,188)
892,188
Total Investments Before TBA Sale Commitments
(cost $1,201,740,501) — 114.1% 1,139,693,992
TBA Sale Commitments   (5.4)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 8/25/2053 (23,000,000) (18,620,117)
3.00%, 8/25/2053 (16,000,000) (13,998,125)
GNMA TBA
2.00%, 8/15/2053 (3,000,000) (2,507,813)
2.50%, 8/15/2053 (8,000,000) (6,896,406)
3.00%, 8/15/2053 (13,000,000) (11,564,414)
3.50%, 8/15/2053 (1,000,000) (918,750)
Total TBA Sale Commitment
(cost $(54,336,114)) (54,505,625)
Total Investments
(cost $1,147,404,387) — 108.7% 1,085,188,367
Liabilities in excess of other assets — (8.7)% (86,657,912)
NET ASSETS — 100.0%
$ 998,530,455
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$65,297,272 which represents 6.54% of net assets.
(c) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $869,428, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$892,188.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $892,188.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month STIBOR quarterly 3.50% annually Pay 9/20/2025 SEK 149,950,000 (89,744) 1,969 (87,775)
1 Day SARON annually 2.00% annually Pay 9/20/2033 CHF 5,250,000 49,800 66,597 116,397
1 Day SONIA annually 4.00% annually Pay 9/20/2025 GBP 14,670,000 (620,440) 80,464 (539,976)
3 Month STIBOR quarterly 3.00% annually Rec 9/20/2033 SEK 39,090,000 (9,698) 28,104 18,406
6 Month NIBOR
semi-annually
3.50% annually
Rec 9/20/2033 NOK 46,450,000 99,158 95,428 194,586
3 Month EURIBOR quarterly 2.85% annually Rec 4/22/2028 EUR 18,260,000 (26,886) 1,161 (25,725)
6 Month EURIBOR
semi-annually
1.56% annually
Rec 7/6/2052 EUR 4,210,000 212,968 38,128 251,096
6 Month EURIBOR
semi-annually
2.50% annually
Rec 9/20/2053 EUR 1,530,000 29,833 29,175 59,008
6 Month EURIBOR
semi-annually
3.25% annually
Rec 9/20/2033 EUR 40,000 (797) 73 (724)
3 Month BBR quarterly 5.00%
semi-annually Rec 9/20/2025 NZD 9,920,000 29,717 17,465 47,182
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 4,110,000 5,635 44,615 50,250
1 Day SOFR annually 2.56% annually Rec 5/11/2053 USD 15,490,000 1,811 65,429 67,240
1 Day REPO_CORRA
semi-annually
3.75%
semi-annually Rec 9/20/2033 CAD 1,720,000 (34,033) 24,773 (9,260)
1 Day TONAR annually 0.50% annually Rec 9/20/2028 JPY 3,021,000,000 (244,724) 100,870 (143,854)
1 Day TONAR annually 0.75% annually Rec 9/20/2033 JPY 1,868,000,000 (180,545) 210,488 29,943
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 18,990,000 269,615 88,451 358,066
1 Day SOFR annually 2.17% annually Rec 8/11/2052 USD 7,340,000 334,331 95,156 429,487
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 9,720,000 149,488 96,020 245,508
Total unrealized appreciation (24,511) 1,084,366 1,059,855
6 Month EURIBOR
semi-annually
2.86% annually
Pay 7/4/2037 EUR 4,990,000 (13,616) (37,175) (50,791)
3 Month BBR quarterly 4.50%
semi-annually Pay 9/20/2033 NZD 3,380,000 18,116 (31,349) (13,233)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 5/15/2035 EUR 8,080,000 42,100 (49,514) (7,414)
6 Month BBR semi-annually 4.00%
semi-annually Pay 9/20/2033 AUD 13,040,000 (267,306) (39,372) (306,678)
1 Day SOFR annually 3.39% annually Pay 5/10/2038 USD 19,440,000 (22,549) (66,844) (89,393)

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 17
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day REPO_CORRA
semi-annually
4.25%
semi-annually Pay 9/20/2025 CAD 20,390,000 (111,347) (50,635) (161,982)
1 Day SOFR annually 3.42% annually Pay 3/31/2030 USD 14,780,000 (4,317) (314,700) (319,017)
1 Day SOFR annually 3.50% annually Pay 9/20/2033 USD 4,690,000 38,012 (101,918) (63,906)
1 Day ESTR annually 2.67% annually Pay 4/22/2028 EUR 18,260,000 32,341 (6,760) 25,581
3 Month BBR quarterly 3.50% quarterly Rec 9/20/2025 AUD 9,120,000 92,557 (2,247) 90,310
1 Day ESTR annually 3.50% annually Rec 9/20/2025 EUR 35,260,000 (7,406) (61,411) (68,817)
1 Day SONIA annually 3.25% annually Rec 9/20/2033 GBP 970,000 110,570 (14,783) 95,787
1 Day SOFR annually 2.72% annually Pay 8/11/2037 USD 15,550,000 (396,312) (11,919) (408,231)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 23,760,000 (346,480) (128,836) (475,316)
Total unrealized depreciation (835,637) (917,463) (1,753,100)
Net unrealized appreciation (860,148) 166,903 (693,245)
– – –
As of July 31, 2023, the Fund had $2,158,189 segregated as collateral for interest rate swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
Forward Foreign Currency Contracts outstanding as of July 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CHF 2,375,111 USD 2,677,114 Citibank NA 9/20/2023 61,357
JPY 321,620,488 USD 2,275,547 BNP Paribas 9/20/2023 3,232
USD 1,253,376 CAD 1,648,554 BNP Paribas 9/20/2023 2,338
Total unrealized appreciation 66,927
USD 900,483 AUD 1,346,116 JPMorgan Chase Bank 9/20/2023 (5,297)
USD 1,234,426 EUR 1,127,833 NatWest Market Securities INC 9/20/2023 (8,712)
USD 1,107,351 GBP 868,613 BNP Paribas 9/20/2023 (7,623)
USD 876,146 NOK 9,442,711 Bank of America NA 9/20/2023 (57,045)
USD 900,483 NZD 1,461,287 Barclays Bank plc 9/20/2023 (7,180)
USD 961,327 SEK 10,270,196 Barclays Bank plc 9/20/2023 (16,739)
Total unrealized depreciation (102,596)
Net unrealized depreciation (35,669)
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 439 9/2023 USD 89,130,719 (534,969)
U.S. Treasury 10 Year Note 80 9/2023 USD 8,912,500 (59,399)
U.S. Treasury 10 Year Ultra Note 87 9/2023 USD 10,177,641 (47,087)
3 Month SONIA 17 9/2024 GBP 5,143,619 1,766
3 Month SONIA 111 12/2024 GBP 33,654,249 17,208
Total long contracts (622,481)
Short Contracts
Euro-Bobl (3) 9/2023 EUR (382,263) (1,044)
Euro-Buxl (1) 9/2023 EUR (147,971) 1,829
Euro-OAT (5) 9/2023 EUR (701,151) (1,734)
U.S. Treasury 5 Year Note (24) 9/2023 USD (2,563,688) 440
U.S. Treasury Long Bond (69) 9/2023 USD (8,586,188) 134,058
U.S. Treasury Ultra Bond (52) 9/2023 USD (6,875,375) 51,781
Total short contracts 185,330
Net contracts (437,151)
As of July 31, 2023, the Fund had $21,000 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 61,626,415 $ – $ 61,626,415
Collateralized Mortgage Obligations – 10,505,210 – 10,505,210
Commercial Mortgage-Backed Securities – 32,571,333 – 32,571,333
Corporate Bonds – 394,302,893 – 394,302,893
Foreign Government Securities – 8,168,385 – 8,168,385
Forward Foreign Currency Contracts – 66,927 – 66,927
Futures Contracts 207,082 – – 207,082
Interest Rate Swaps† – 1,084,366 – 1,084,366
Mortgage-Backed Securities – 410,037,700 – 410,037,700
Municipal Bonds – 494,907 – 494,907
Repurchase Agreement – 892,188 – 892,188
Short-Term Investment – 78,814,519 – 78,814,519
Supranational – 1,871,298 – 1,871,298
U.S. Treasury Obligations – 140,409,144 – 140,409,144
Total Assets $ 207,082 $ 1,140,845,285 $ – $ 1,141,052,367
Liabilities:
Forward Foreign Currency Contracts $ – $ (102,596) $ – $ (102,596)
Futures Contracts (644,233) – – (644,233)
Interest Rate Swaps† – (917,463) – (917,463)
TBA Sale Commitments – (54,505,625) – (54,505,625)
Total Liabilities $ (644,233) $ (55,525,684) $ – $ (56,169,917)
Total $ (437,151) $ 1,085,319,601 $ – $ 1,084,882,450
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Bond Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 21
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Portfolio
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Swap Contracts†
Interest rate risk Unrealized appreciation on centrally cleared swap contracts $ 1,084,366
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 66,927
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 207,082
Total $ 1,358,375
Liabilities:
Swap Contracts†
Interest rate risk Unrealized depreciation on centrally cleared swap contracts $ (917,463)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (102,596)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (644,233)
Total $ (1,664,292)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 23
23
Asset-Backed Securities 1.9%
Principal
Amount ($) Value ($)
Airlines 0.1%
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,190,388 1,026,793
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,435,434 1,300,245
2,327,038
Automobiles 0.3%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,347,900
Ford Credit Floorplan Master
Owner Trust, Series 2020-2,
Class A, 1.06%, 9/15/2027 2,040,000 1,857,028
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,806,314
Hertz Vehicle Financing LLC,
Series 2021-1A, Class B,
1.56%, 12/26/2025(a) 1,390,000 1,305,956
LAD Auto Receivables Trust,
Series 2023-2A, Class A2,
5.93%, 6/15/2027(a) 1,340,000 1,336,651
Porsche Financial Auto
Securitization Trust, Series
2023-1A, Class A2, 5.42%,
12/22/2026(a) 1,590,000 1,583,686
SLM Student Loan Trust,
Series 2005-9, Class A74,
5.92%, 1/25/2041(b) 369,478 362,412
12,599,947
Equipment Loans & Leases 0.0%
†
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 2,392 2,389
Home Equity 0.1%
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.95%,
12/25/2034(b) 724,135 697,766
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 6.43%,
9/25/2034(b) 897,017 869,817
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 5.97%,
2/25/2036(b) 395,948 388,291
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 6.61%,
8/25/2034(b) 809,079 793,190
2,749,064
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 1.1%
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 6.55%,
11/2/2030(a)(b) 575,168 572,622
AMMC CLO 23 Ltd., Series
2020-23A, Class A1R,
6.61%, 10/17/2031(a)(b) 600,000 597,334
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 6.52%,
1/15/2037(a)(b) 666,000 660,494
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
6.58%, 11/20/2030(a)(b) 970,000 959,766
Barings Private Credit Corp.
CLO Ltd., Series 2023-
1A, Class A1, 0.00%,
7/15/2031(a)(b) 660,000 660,000
BCRED MML CLO LLC,
Series 2021-1A, Class A,
7.05%, 1/15/2035(a)(b) 1,650,000 1,597,817
Carlyle Global Market
Strategies CLO Ltd.
Series 2014-3RA, Class
A1A, 6.67%, 7/27/2031(a)
(b) 247,958 247,094
Series 2015-4A, Class A1R,
6.93%, 7/20/2032(a)(b) 1,100,000 1,097,373
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 7.53%,
1/20/2035(a)(b) 2,460,000 2,471,830
CBAM Ltd., Series 2017-
1A, Class A1, 6.84%,
7/20/2030(a)(b) 914,479 910,839
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 7.42%, 10/15/2031(a)(b) 212,883 211,901
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 625,001 592,347
Dryden 41 Senior Loan Fund,
Series 2015-41A, Class BR,
6.87%, 4/15/2031(a)(b) 490,000 474,137
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 867,450 772,543
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 6.58%,
11/22/2031(a)(b) 450,000 447,782
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class BR2,
7.23%, 10/29/2029(a)(b) 620,000 618,249
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
6.77%, 1/27/2031(a)(b) 900,000 898,246
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
7.24%, 4/26/2031(a)(b) 1,200,000 1,182,922

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.89%,
1/20/2030(a)(b) 2,110,000 2,075,839
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 7.27%,
1/17/2030(a)(b) 750,000 744,883
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,208,833 1,830,560
KKR CLO Ltd., Series
21, Class A, 6.57%,
4/15/2031(a)(b) 248,905 247,322
Myers Park CLO Ltd., Series
2018-1A, Class B1, 7.19%,
10/20/2030(a)(b) 510,000 502,139
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
6.60%, 4/19/2030(a)(b) 471,871 471,139
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
6.71%, 10/19/2031(a)(b) 283,333 282,625
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
6.63%, 4/16/2033(a)(b) 350,000 348,467
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 6.65%,
1/20/2031(a)(b) 955,062 953,152
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 6.32%,
2/14/2031(a)(b) 1,170,000 1,164,567
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
6.43%, 5/23/2031(a)(b) 500,000 498,238
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 7.18%,
5/20/2031(a)(b) 1,810,000 1,798,868
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
6.47%, 11/14/2034(a)(b) 1,500,000 1,495,194
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 770,000 729,175
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 405,705 376,438
Stratus Static CLO Ltd., Series
2022-3A, Class A, 7.48%,
10/20/2031(a)(b) 2,467,811 2,473,598
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,061,960 1,885,785
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class A,
7.66%, 4/20/2035(a)(b) 2,480,000 2,491,775
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.65%, 1/17/2032(a)
(b) 350,000 348,185
Voya CLO Ltd.
Series 2018-2A, Class A1,
6.57%, 7/15/2031(a)(b) 1,155,000 1,151,194
Series 2018-4A, Class
A1AR, 6.61%, 1/15/2032(a)
(b) 825,000 821,288
Whitebox CLO I Ltd., Series
2019-1A, Class ANAR,
6.74%, 7/24/2032(a)(b) 330,000 329,108
Woodmont Trust, Series 2023-
12A, Class A1A, 7.62%,
7/25/2031(a)(b) 480,000 479,975
38,472,810
Student Loan 0.3%
AccessLex Institute, Series
2007-A, Class A3, 5.70%,
5/25/2036(b) 1,670,552 1,620,708
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,244,745 1,017,671
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 6.33%,
11/25/2069(a)(b) 1,236,566 1,223,100
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 1,004,591 889,735
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
5.78%, 12/26/2069(a)(b) 1,803,973 1,754,092
SLM Student Loan Trust,
Series 2005-7, Class A4,
5.47%, 10/25/2029(b) 50,769 50,566
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 910,793
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 893,156 787,117
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,105,053 945,767
Series 2021-A, Class A2A1,
6.07%, 1/15/2053(a)(b) 1,484,631 1,449,464
10,649,013
Total Asset-Backed Securities
(cost $69,646,133)
66,800,261

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 25
Closed End Funds 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,214 25,882
Total Closed End Funds
(cost $23,928) 25,882
Collateralized Mortgage Obligations 0.8%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,287,153 2,697,307
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 7.28%,
10/25/2039(a)(b) 21,079 21,110
CSMC Trust
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 308,224 236,710
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 308,224 218,485
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,469,865 1,147,721
Series 2022-7R, Class 1A1,
7.57%, 10/25/2066(a)(b) 2,304,454 2,249,092
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 5.50%, 4/19/2047(b) 869,291 718,492
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 7.17%, 10/25/2033(a)
(b) 3,153,000 3,128,375
Series 2021-DNA5, Class
M2, 6.72%, 1/25/2034(a)(b) 687,365 688,225
Series 2022-DNA3, Class
M1B, 7.97%, 4/25/2042(a)
(b) 960,000 976,670
FNMA REMICS, Series
2015-65, Class CZ, 3.50%,
9/25/2045 920,436 769,763
FNMA
Series 2014-C02, Class
1M2, 7.78%, 5/25/2024(b) 712,879 718,220
Series 2014-C02, Class
2M2, 7.78%, 5/25/2024(b) 267,473 269,456
Series 2014-C03, Class
1M2, 8.18%, 7/25/2024(b) 421,041 425,214
Series 2015-C03, Class
1M2, 10.18%, 7/25/2025(b) 1,916,295 2,007,344
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,299,697 1,192,506
Series 2020-GS2, Class A1,
5.75%, 3/25/2060(a)(c) 1,059,103 1,052,321
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 406,671 376,986
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 5.67%,
4/25/2035(b) 592,854 553,802
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 830,070 756,527
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 805,656 728,772
OBX Trust, Series 2021-
NQM2, Class A3, 1.56%,
5/25/2061(a)(b) 789,683 601,189
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 293,627 288,008
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 822,062 811,527
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,654,084
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,766,283
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
7.56%, 10/25/2048(a)(b) 970,000 953,916
Series 2019-HY2, Class A1,
6.41%, 5/25/2058(a)(b) 728,115 727,441
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
4.88%, 8/25/2034(b) 1,317,328 1,253,620
Series 2005-AR13, Class
A1A1, 5.99%, 10/25/2045(b) 481,458 455,303
Total Collateralized Mortgage Obligations
(cost $32,269,976)
29,444,469
Commercial Mortgage-Backed Securities 0.9%
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,081,499
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,296,353
Series 2017-BNK5, Class
XA, IO, 0.94%, 6/15/2060(b) 40,678,037 1,139,860
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,845,876
BPR Trust, Series 2021-
TY, Class B, 6.49%,
9/15/2038(a)(b) 780,000 728,699
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
6.19%, 11/15/2038(a)(b) 950,000 931,252
Series 2022-AHP, Class A,
6.21%, 1/17/2039(a)(b) 2,000,000 1,957,411
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,637,786
BX Trust
Series 2021-BXMF, Class A,
5.97%, 10/15/2026(a)(b) 1,310,000 1,280,047
Series 2019-MMP, Class A,
6.27%, 8/15/2036(a)(b) 2,009,942 1,970,824

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,082,442
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,093,220
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,323,278
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 194,486 9,898
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,174,274 577,025
Series 2020-190, Class , IO,
1.05%, 11/16/2062(b) 9,605,744 715,229
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 8.02%,
5/15/2038(a)(b) 2,040,000 1,983,726
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 2,427,651
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,252,520
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
7.21%, 5/15/2036(a)(b) 1,399,416 1,334,037
Series 2018-H4, Class XA,
IO, 0.83%, 12/15/2051(b) 20,543,195 682,755
OPG Trust, Series 2021-
PORT, Class A, 5.82%,
10/15/2036(a)(b) 1,331,685 1,297,066
STWD Ltd., Series 2019-
FL1, Class A, 6.42%,
7/15/2038(a)(b) 417,950 410,071
TPGI Trust, Series 2021-
DGWD, Class A, 6.03%,
6/15/2026(a)(b) 1,149,403 1,127,796
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,250,306
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 8.01%,
11/15/2027(a)(b) 2,560,000 2,558,385
Total Commercial Mortgage-Backed
Securities
(cost $38,172,366) 33,995,012
Common Stocks 63.0%
Shares
Aerospace & Defense 0.9%
AAR Corp. * 1,814 108,477
AeroVironment, Inc. * 1,175 111,930
AerSale Corp. * 872 13,089
Common Stocks
Shares Value ($)
Aerospace & Defense
Archer Aviation, Inc.,
Class A *(d) 4,744 31,927
Astra Space, Inc. * 1,017 417
Astronics Corp. *(d) 965 20,246
Axon Enterprise, Inc. * 3,242 602,785
Boeing Co. (The) * 26,546 6,340,512
BWX Technologies, Inc. (d) 4,077 281,313
Byrna Technologies, Inc. * 102 376
Cadre Holdings, Inc. (d) 532 12,380
Curtiss-Wright Corp. 1,753 335,454
Ducommun, Inc. * 441 22,112
Eve Holding, Inc. *(d) 1,344 12,298
General Dynamics Corp. 12,297 2,749,363
HEICO Corp. 5,821 890,625
Hexcel Corp. (d) 3,977 281,094
Howmet Aerospace, Inc. 18,412 941,590
Huntington Ingalls Industries,
Inc. 1,813 416,392
Kaman Corp. 1,104 25,271
Kratos Defense & Security
Solutions, Inc. * 5,991 90,404
L3Harris Technologies, Inc. 8,898 1,686,082
Leonardo DRS, Inc. *(d) 1,493 24,918
Lockheed Martin Corp. 10,821 4,830,170
Mercury Systems, Inc. * 2,349 89,215
Moog, Inc., Class A 1,234 130,113
National Presto Industries, Inc. 348 27,252
Northrop Grumman Corp. 6,789 3,021,105
Park Aerospace Corp. 821 11,929
Parsons Corp. * 1,846 91,229
Redwire Corp. * 119 433
Rocket Lab USA, Inc. *(d) 14,171 104,440
RTX Corp. 69,028 6,069,632
Satellogic, Inc., Class A * 194 370
Spirit AeroSystems Holdings,
Inc., Class A 4,847 154,232
Terran Orbital Corp. * 425 637
Textron, Inc. 10,635 827,084
TransDigm Group, Inc. 2,547 2,291,587
Triumph Group, Inc. * 4,315 54,585
V2X, Inc. *(d) 454 23,363
Vertical Aerospace Ltd. * 288 541
Virgin Galactic Holdings,
Inc. *(d) 10,624 45,471
Woodward, Inc. 2,765 332,851
33,105,294
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. *(d) 3,423 69,008
CH Robinson Worldwide,
Inc. (d) 5,422 543,176
Expeditors International of
Washington, Inc. 7,320 931,836
FedEx Corp. 10,927 2,949,744
Forward Air Corp. (d) 1,257 149,382
GXO Logistics, Inc. * 5,466 366,605
Hub Group, Inc., Class A * 1,476 133,032
Radiant Logistics, Inc. * 1,498 11,534

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
Class B 34,203 6,400,407
11,554,724
Automobile Components 0.1%
Adient plc *(d) 4,471 190,286
American Axle &
Manufacturing Holdings,
Inc. *(d) 4,493 42,459
Aptiv plc * 12,778 1,399,063
Atmus Filtration Technologies,
Inc. * 6,478 154,500
Autoliv, Inc. 508 51,272
BorgWarner, Inc. (d) 12,679 589,574
Dana, Inc. (d) 6,296 119,498
Dorman Products, Inc. * 1,222 103,491
Fox Factory Holding Corp. *(d) 2,004 224,248
Garrett Motion, Inc. * 358 2,785
Gentex Corp. 11,292 379,185
Gentherm, Inc. *(d) 1,575 94,138
Goodyear Tire & Rubber Co.
(The) * 13,121 210,986
Holley, Inc. * 280 1,772
LCI Industries (d) 1,155 157,392
Lear Corp. 2,779 430,078
Luminar Technologies, Inc.,
Class A *(d) 14,647 108,388
Magna International, Inc. 1,315 84,594
Modine Manufacturing Co. * 2,841 106,708
Motorcar Parts of America,
Inc. * 110 987
Patrick Industries, Inc. 963 83,348
Phinia, Inc. * 1,742 49,421
QuantumScape Corp.,
Class A *(d) 14,039 186,859
Solid Power, Inc. *(d) 11,341 32,435
Standard Motor Products, Inc. 1,113 42,483
Stoneridge, Inc. * 1,046 21,380
Visteon Corp. *(d) 1,321 203,553
XPEL, Inc. Reg. S* 1,049 85,210
5,156,093
Automobiles 1.2%
Canoo, Inc. * 2,025 1,307
Cenntro Electric Group Ltd. * 977 385
Faraday Future Intelligent
Electric, Inc. * 4,912 1,485
Fisker, Inc., Class A *(d) 9,679 59,720
Ford Motor Co. (d) 184,758 2,440,653
General Motors Co. 65,214 2,502,261
Harley-Davidson, Inc. 6,190 238,996
Livewire Group, Inc. * 731 8,860
Lucid Group, Inc. *(d) 34,292 260,962
Mullen Automotive, Inc. * 817 106
NWTN, Inc., Class B * 1,441 14,453
Rivian Automotive, Inc.,
Class A *(d) 25,048 692,327
Stellantis NV 4,760 97,818
Tesla, Inc. * 131,773 35,240,053
Thor Industries, Inc. (d) 2,404 277,638
Winnebago Industries, Inc. (d) 1,319 90,747
Common Stocks
Shares Value ($)
Automobiles
Workhorse Group, Inc. *(d) 2,627 3,494
41,931,265
Banks 2.1%
1st Source Corp. 1,235 57,921
ACNB Corp. 48 1,666
Amalgamated Financial Corp. 568 11,337
Amerant Bancorp, Inc.,
Class A 3,039 60,233
American National
Bankshares, Inc. 463 19,113
Ameris Bancorp (d) 1,925 84,026
Ames National Corp. 571 10,997
Arrow Financial Corp. 701 14,104
Associated Banc-Corp. 8,961 169,811
Atlantic Union Bankshares
Corp. (d) 3,663 117,143
Axos Financial, Inc. * 2,487 116,889
Banc of California, Inc. 4,338 61,643
BancFirst Corp. 1,147 114,585
Bancorp, Inc. (The) * 297 11,256
Bank First Corp. 262 23,150
Bank of America Corp. 330,021 10,560,672
Bank of Hawaii Corp. 3,122 178,360
Bank of Marin Bancorp 1,843 38,666
Bank of Montreal 1,765 164,004
Bank of Nova Scotia (The) 1,718 86,518
Bank of NT Butterfield & Son
Ltd. (The) 2,905 93,338
Bank OZK (d) 5,703 249,392
Bank7 Corp. 248 6,562
BankUnited, Inc. 437 13,040
Banner Corp. 676 32,184
Bar Harbor Bankshares 630 17,205
BCB Bancorp, Inc. 88 1,131
Berkshire Hills Bancorp, Inc. 679 15,488
Blue Foundry Bancorp * 145 1,480
BOK Financial Corp. 1,549 137,985
Bridgewater Bancshares, Inc. * 991 10,614
Brookline Bancorp, Inc. 1,626 17,366
Burke & Herbert Financial
Services Corp. (d) 468 25,267
Business First Bancshares,
Inc. 599 12,250
Byline Bancorp, Inc. 2,504 54,963
C&F Financial Corp. 218 12,258
Cadence Bank 1,078 27,004
Cambridge Bancorp 515 31,693
Camden National Corp. 584 20,195
Capital Bancorp, Inc. 351 7,073
Capital City Bank Group, Inc. 581 18,842
Capitol Federal Financial, Inc. 3,924 26,016
Capstar Financial Holdings,
Inc. 630 9,374
Carter Bankshares, Inc. * 967 14,205
Cathay General Bancorp (d) 4,781 181,869
Central Pacific Financial Corp. 155 2,827
Central Valley Community
Bancorp 662 11,320
Chemung Financial Corp. 232 9,897
ChoiceOne Financial
Services, Inc. 463 11,228

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Citigroup, Inc. 94,836 4,519,884
Citizens & Northern Corp. 587 12,444
Citizens Financial Group,
Inc. (d) 23,730 765,530
Citizens Financial Services,
Inc. (d) 310 21,847
City Holding Co. 88 8,704
Civista Bancshares, Inc. 689 12,567
CNB Financial Corp. 674 13,116
Coastal Financial Corp. * 335 15,132
Codorus Valley Bancorp, Inc. 636 13,986
Columbia Banking System,
Inc. 10,010 223,724
Columbia Financial, Inc. * 2,260 39,505
Comerica, Inc. 6,396 345,128
Commerce Bancshares,
Inc. (d) 6,104 324,611
Community Bank System, Inc. 314 16,903
Community Trust Bancorp,
Inc. 1,069 41,028
ConnectOne Bancorp, Inc. 1,411 28,883
CrossFirst Bankshares,
Inc. *(d) 2,051 23,935
Cullen/Frost Bankers, Inc. 2,976 323,134
Customers Bancorp, Inc. *(d) 551 23,131
CVB Financial Corp. 822 15,511
Dime Community Bancshares,
Inc. 2,826 63,302
Eagle Bancorp, Inc. 698 19,335
East West Bancorp, Inc. 6,915 430,182
Eastern Bankshares, Inc. 8,704 122,900
Enterprise Bancorp, Inc. 410 13,054
Enterprise Financial Services
Corp. 2,781 114,021
Equity Bancshares, Inc.,
Class A (d) 607 16,486
Esquire Financial Holdings,
Inc. 40 1,998
ESSA Bancorp, Inc. 576 9,573
Evans Bancorp, Inc. 347 10,313
Farmers & Merchants
Bancorp, Inc. 74 1,578
Farmers National Banc
Corp. (d) 2,888 39,710
FB Financial Corp. 2,814 99,672
Fidelity D&D Bancorp, Inc. 309 15,679
Fifth Third Bancorp 33,001 960,329
Financial Institutions, Inc. 524 10,050
First Bancorp (d) 1,562 32,766
First Bancorp, Inc. (The) (d) 464 12,245
First Bancshares, Inc.
(The) (d) 2,014 63,058
First Bank 579 7,238
First Busey Corp. 4,468 96,777
First Business Financial
Services, Inc. 46 1,564
First Citizens BancShares,
Inc., Class A 507 725,669
First Commonwealth Financial
Corp. (d) 895 12,924
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. (d) 723 24,314
First Community Corp. 489 9,658
First Financial Bancorp (d) 1,022 23,598
First Financial Bankshares,
Inc. (d) 6,645 216,561
First Financial Corp. 1,541 58,882
First Foundation, Inc. 5,391 39,408
First Hawaiian, Inc. (d) 7,608 157,410
First Horizon Corp. 25,279 344,553
First Internet Bancorp 48 1,082
First Interstate BancSystem,
Inc., Class A (d) 4,382 125,895
First Merchants Corp. 3,962 127,259
First Mid Bancshares, Inc. 627 19,192
First of Long Island Corp.
(The) (d) 943 13,145
Five Star Bancorp 59 1,456
Flushing Financial Corp. 691 10,904
FNB Corp. 20,477 261,901
FS Bancorp, Inc. 439 13,609
Fulton Financial Corp. (d) 12,961 185,342
German American Bancorp,
Inc. (d) 3,086 90,914
Glacier Bancorp, Inc. 5,317 173,866
Great Southern Bancorp, Inc. 490 27,112
Greene County Bancorp, Inc. 40 1,378
Guaranty Bancshares, Inc. 380 12,080
Hancock Whitney Corp. (d) 4,564 200,862
Hanmi Financial Corp. 983 18,677
HarborOne Bancorp, Inc. 3,058 32,078
HBT Financial, Inc. 394 7,817
Heartland Financial USA, Inc. 2,800 96,152
Heritage Commerce Corp. 2,437 23,395
Heritage Financial Corp. 556 10,431
Hilltop Holdings, Inc. (d) 2,698 83,449
Hingham Institution for
Savings (d) 66 14,682
Home Bancorp, Inc. 325 11,577
Home BancShares, Inc. 9,989 242,833
HomeStreet, Inc. 105 966
HomeTrust Bancshares, Inc. 652 15,850
Hope Bancorp, Inc. 675 7,331
Horizon Bancorp, Inc. 1,734 21,484
Huntington Bancshares, Inc. 69,540 851,170
Independent Bank Corp. 1,224 37,561
Independent Bank Group, Inc. 1,817 81,529
International Bancshares
Corp. 2,917 144,800
John Marshall Bancorp, Inc. 72 1,368
JPMorgan Chase & Co. 138,835 21,930,377
Kearny Financial Corp. (d) 4,596 39,480
KeyCorp 44,895 552,657
Lakeland Bancorp, Inc. 5,020 75,852
Lakeland Financial Corp. 983 54,498
LCNB Corp. 701 12,289
Live Oak Bancshares, Inc. 2,090 79,148
Luther Burbank Corp. 1,158 11,927
M&T Bank Corp. 7,920 1,107,691
Macatawa Bank Corp. 1,846 18,183
MainStreet Bancshares, Inc. 462 11,028
Mercantile Bank Corp. 573 20,124

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Banks
Metrocity Bankshares, Inc. 701 15,029
Metropolitan Bank Holding
Corp. *(d) 259 11,730
Mid Penn Bancorp, Inc. 287 6,745
Middlefield Banc Corp. 521 15,244
Midland States Bancorp, Inc. 932 21,837
MidWestOne Financial Group,
Inc. 590 14,473
MVB Financial Corp. 354 9,059
National Bank Holdings Corp.,
Class A 2,439 83,804
National Bankshares, Inc. 383 11,402
NBT Bancorp, Inc. (d) 792 29,462
New York Community
Bancorp, Inc. 33,396 463,203
Nicolet Bankshares, Inc. (d) 597 49,939
Northeast Bank 48 2,287
Northeast Community
Bancorp, Inc. 887 14,361
Northfield Bancorp, Inc. 4,399 53,580
Northrim Bancorp, Inc. 32 1,530
Northwest Bancshares, Inc. 2,106 26,030
Norwood Financial Corp. 489 15,575
NU Holdings Ltd., Class A * 95,128 757,219
Oak Valley Bancorp 446 12,216
OceanFirst Financial Corp. (d) 3,254 60,622
OFG Bancorp 495 16,578
Old National Bancorp 14,849 252,878
Old Second Bancorp, Inc. 3,372 53,918
Orange County Bancorp, Inc. 339 15,269
Origin Bancorp, Inc. 1,929 62,885
Orrstown Financial Services,
Inc. 369 8,635
Pacific Premier Bancorp, Inc. 1,755 44,823
PacWest Bancorp 4,317 40,148
Park National Corp. (d) 920 102,598
Pathward Financial, Inc. 361 18,758
Peapack-Gladstone Financial
Corp. (d) 1,727 50,480
Penns Woods Bancorp, Inc. 454 12,244
Peoples Bancorp, Inc. (d) 3,005 84,651
Peoples Financial Services
Corp. (d) 296 13,672
Pinnacle Financial Partners,
Inc. (d) 3,787 287,433
Pioneer Bancorp, Inc. * 398 3,912
Plumas Bancorp 363 13,133
PNC Financial Services
Group, Inc. (The) 19,146 2,620,896
Ponce Financial Group, Inc. * 1,356 12,516
Popular, Inc. (d) 3,544 257,117
Preferred Bank 80 5,286
Premier Financial Corp. 2,384 51,637
Primis Financial Corp. 865 8,226
Princeton Bancorp, Inc. 337 10,080
Prosperity Bancshares, Inc. 4,472 283,167
Provident Bancorp, Inc. 89 860
Provident Financial Services,
Inc. 1,292 23,954
QCR Holdings, Inc. 1,008 51,640
RBB Bancorp 686 10,064
Common Stocks
Shares Value ($)
Banks
Red River Bancshares, Inc. 186 9,116
Regions Financial Corp. (d) 47,121 959,855
Renasant Corp. 1,312 40,593
Republic Bancorp, Inc.,
Class A 386 17,690
Royal Bank of Canada 864 85,648
S&T Bancorp, Inc. (d) 470 14,843
Sandy Spring Bancorp, Inc. 2,778 67,978
Seacoast Banking Corp. of
Florida (d) 2,469 61,009
ServisFirst Bancshares, Inc. 2,736 163,284
Shore Bancshares, Inc. 894 10,639
Sierra Bancorp 543 11,436
Simmons First National Corp.,
Class A (d) 4,037 81,507
SmartFinancial, Inc. (d) 600 15,072
South Plains Financial, Inc. 437 11,733
Southern First Bancshares,
Inc. * 337 10,171
Southern Missouri Bancorp,
Inc. (d) 358 17,209
Southern States Bancshares,
Inc. 497 12,500
Southside Bancshares, Inc. (d) 295 9,797
SouthState Corp. 3,748 291,107
Stellar Bancorp, Inc. (d) 2,294 57,029
Sterling Bancorp, Inc. * 94 558
Stock Yards Bancorp, Inc. 1,641 78,456
Summit Financial Group, Inc. 520 11,731
Synovus Financial Corp. 7,320 248,148
Texas Capital Bancshares,
Inc. * 2,591 165,435
Timberland Bancorp, Inc. 501 15,676
Tompkins Financial Corp. (d) 1,357 81,637
Toronto-Dominion Bank (The) 2,471 162,938
Towne Bank 4,985 126,021
TriCo Bancshares 1,933 72,256
Triumph Financial, Inc. * 1,249 88,567
Truist Financial Corp. 63,002 2,092,926
TrustCo Bank Corp. 108 3,282
Trustmark Corp. 635 16,675
UMB Financial Corp. (d) 2,233 158,543
United Bankshares, Inc. (d) 6,576 219,901
United Community Banks, Inc. 1,589 46,192
Unity Bancorp, Inc. 45 1,193
Univest Financial Corp. 2,133 41,594
US Bancorp (d) 72,753 2,886,839
Valley National Bancorp (d) 21,073 216,209
Veritex Holdings, Inc. 720 15,487
Virginia National Bankshares
Corp. 313 11,340
Washington Federal, Inc. 5,425 168,392
Washington Trust Bancorp,
Inc. 1,516 48,603
Webster Financial Corp. 8,525 403,403
Wells Fargo & Co. 189,175 8,732,318
WesBanco, Inc. 3,080 86,271
West Bancorp, Inc. 673 13,500
Westamerica Bancorp 373 18,348
Western Alliance Bancorp 5,074 263,594
Wintrust Financial Corp. 3,393 286,233

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
WSFS Financial Corp. (d) 1,387 60,681
Zions Bancorp NA (d) 7,015 268,324
75,552,363
Beverages 0.9%
Boston Beer Co., Inc. (The),
Class A * 426 158,233
Brown-Forman Corp.,
Class A (d) 11,197 792,143
Celsius Holdings, Inc. * 2,455 355,239
Coca-Cola Co. (The) 187,450 11,608,778
Coca-Cola Consolidated, Inc. 217 137,450
Constellation Brands, Inc.,
Class A 7,532 2,054,730
Duckhorn Portfolio, Inc. (The) * 2,698 33,941
Keurig Dr Pepper, Inc. 47,143 1,603,333
MGP Ingredients, Inc. (d) 699 79,693
Molson Coors Beverage Co.,
Class B 8,201 572,184
Monster Beverage Corp. * 34,975 2,010,713
National Beverage Corp. * 881 46,561
PepsiCo, Inc. 65,517 12,281,817
Primo Water Corp. 7,325 103,795
Vita Coco Co., Inc. (The) * 1,685 44,518
Zevia PBC, Class A * 1,653 4,595
31,887,723
Biotechnology 1.5%
2seventy bio, Inc. *(d) 3,533 26,815
4D Molecular Therapeutics,
Inc. * 1,150 21,045
89bio, Inc. * 2,420 38,333
Aadi Bioscience, Inc. * 96 512
AbbVie, Inc. 83,098 12,429,799
Absci Corp. * 373 821
ACADIA Pharmaceuticals,
Inc. * 5,948 173,919
ACELYRIN, Inc. * 1,187 29,485
Acrivon Therapeutics, Inc. * 85 1,057
Actinium Pharmaceuticals,
Inc. * 1,724 12,275
Acumen Pharmaceuticals,
Inc. * 165 1,221
Adicet Bio, Inc. * 177 473
ADMA Biologics, Inc. * 11,844 49,153
Aerovate Therapeutics, Inc. * 94 1,640
Affimed NV * 761 449
Agenus, Inc. * 20,982 31,893
Agios Pharmaceuticals,
Inc. *(d) 2,473 65,584
Akero Therapeutics, Inc. *(d) 2,434 105,636
Alaunos Therapeutics, Inc. * 1,281 554
Aldeyra Therapeutics, Inc. * 3,420 27,753
Alector, Inc. * 1,890 12,965
Alkermes plc * 7,753 227,008
Allakos, Inc. * 4,691 25,238
Allogene Therapeutics,
Inc. *(d) 5,364 26,605
Allovir, Inc. *(d) 998 3,283
Alnylam Pharmaceuticals,
Inc. * 5,825 1,138,205
Common Stocks
Shares Value ($)
Biotechnology
Alpine Immune Sciences,
Inc. * 170 2,132
Altimmune, Inc. * 3,567 11,807
Alvotech SA * 277 2,715
ALX Oncology Holdings, Inc. * 408 2,493
Amgen, Inc. 25,968 6,080,407
Amicus Therapeutics, Inc. * 12,915 175,902
AnaptysBio, Inc. * 917 18,074
Anavex Life Sciences
Corp. *(d) 6,008 49,566
Anika Therapeutics, Inc. * 564 13,158
Annexon, Inc. * 3,212 11,081
Apellis Pharmaceuticals, Inc. * 4,609 118,682
Apogee Therapeutics, Inc. * 8,171 174,859
Arbutus Biopharma Corp. * 716 1,554
Arcellx, Inc. *(d) 1,897 64,972
Arcturus Therapeutics
Holdings, Inc. * 801 28,003
Arcus Biosciences, Inc. * 2,930 58,307
Arcutis Biotherapeutics, Inc. * 3,476 37,923
Ardelyx, Inc. * 15,342 60,447
Argenx SE , ADR-NL* 416 209,864
Arrowhead Pharmaceuticals,
Inc. * 4,759 164,281
ARS Pharmaceuticals,
Inc. *(d) 1,888 13,877
Astria Therapeutics, Inc. *(d) 1,849 16,567
Atara Biotherapeutics, Inc. * 9,004 19,899
Aura Biosciences, Inc. * 157 1,868
Aurinia Pharmaceuticals, Inc. * 4,815 55,758
Avid Bioservices, Inc. *(d) 3,877 49,083
Avidity Biosciences, Inc. * 3,060 29,101
Avita Medical, Inc. *(d) 1,804 36,531
Beam Therapeutics, Inc. *(d) 3,122 96,376
BioAtla, Inc. *(d) 3,140 9,389
BioCryst Pharmaceuticals,
Inc. * 11,959 88,377
Biogen, Inc. * 6,782 1,832,429
Biohaven Ltd. * 3,180 63,218
BioMarin Pharmaceutical,
Inc. * 8,759 770,179
Biomea Fusion, Inc. *(d) 1,491 33,175
BioVie, Inc. * 72 340
Bioxcel Therapeutics, Inc. *(d) 473 4,323
Bluebird Bio, Inc. *(d) 2,751 10,811
Blueprint Medicines Corp. * 2,819 186,054
Bridgebio Pharma, Inc. * 5,376 188,214
C4 Therapeutics, Inc. * 242 941
Cabaletta Bio, Inc. * 1,848 25,170
CareDx, Inc. *(d) 3,105 33,875
Caribou Biosciences, Inc. *(d) 500 3,595
Carisma Therapeutics, Inc. 1,768 9,812
Catalyst Pharmaceuticals,
Inc. *(d) 4,514 62,429
Celcuity, Inc. * 1,142 11,283
Celldex Therapeutics, Inc. * 2,287 80,868
CEL-SCI Corp. * 255 405
Celularity, Inc., Class A * 492 200
Century Therapeutics, Inc. * 142 433
Cerevel Therapeutics
Holdings, Inc. * 2,362 72,254

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
Chimerix, Inc. * 443 523
Chinook Therapeutics, Inc. * 2,669 104,571
Cogent Biosciences, Inc. *(d) 2,261 29,370
Coherus Biosciences, Inc. * 7,429 35,808
Compass Therapeutics, Inc. * 6,446 18,500
Crinetics Pharmaceuticals,
Inc. * 1,988 37,772
Cue Biopharma, Inc. *(d) 2,535 9,684
Cullinan Oncology, Inc. *(d) 979 10,368
Cytokinetics, Inc. *(d) 4,226 140,937
Day One Biopharmaceuticals,
Inc. * 2,995 39,654
Deciphera Pharmaceuticals,
Inc. * 2,495 33,732
Denali Therapeutics, Inc. * 5,451 154,972
Design Therapeutics, Inc. * 3,283 26,724
Disc Medicine, Inc. *(d) 563 27,925
Dynavax Technologies Corp. * 7,160 100,168
Dyne Therapeutics, Inc. * 188 2,290
Eagle Pharmaceuticals, Inc. * 403 8,366
Editas Medicine, Inc.,
Class A * 4,258 37,385
Emergent BioSolutions, Inc. * 3,302 22,718
Enanta Pharmaceuticals, Inc. * 1,847 35,038
Entrada Therapeutics, Inc. * 1,524 26,472
EQRx, Inc. *(d) 11,726 20,051
Erasca, Inc. *(d) 5,127 13,535
Exact Sciences Corp. *(d) 8,396 818,946
Exelixis, Inc. * 14,896 293,600
Fate Therapeutics, Inc. * 4,810 19,865
Fennec Pharmaceuticals,
Inc. * 1,203 10,719
FibroGen, Inc. * 8,231 16,956
Foghorn Therapeutics, Inc. * 1,708 15,645
G1 Therapeutics, Inc. * 258 619
Genelux Corp. * 297 6,258
Generation Bio Co. * 1,328 6,746
Geron Corp. * 23,328 75,583
Gilead Sciences, Inc. 61,230 4,662,052
Gossamer Bio, Inc. * 440 594
Graphite Bio, Inc. * 2,022 5,116
Greenwich Lifesciences, Inc. * 21 193
Gritstone bio, Inc. * 6,273 12,358
Halozyme Therapeutics, Inc. * 6,074 260,939
Heron Therapeutics, Inc. *(d) 3,513 5,832
HilleVax, Inc. * 79 1,202
Horizon Therapeutics plc * 10,533 1,056,144
Humacyte, Inc. * 321 1,053
Icosavax, Inc. * 171 1,510
Ideaya Biosciences, Inc. * 2,255 50,422
IGM Biosciences, Inc. *(d) 343 3,649
Immuneering Corp.,
Class A *(d) 1,470 14,935
ImmunityBio, Inc. * 1,373 3,021
ImmunoGen, Inc. * 11,450 204,039
Immunovant, Inc. *(d) 1,854 42,327
Incyte Corp. * 8,635 550,222
Inhibrx, Inc. * 2,033 40,762
Inovio Pharmaceuticals, Inc. * 1,518 808
Inozyme Pharma, Inc. * 2,401 12,245
Insmed, Inc. *(d) 5,907 130,486
Instil Bio, Inc. * 423 231
Common Stocks
Shares Value ($)
Biotechnology
Intellia Therapeutics, Inc. *(d) 4,071 172,325
Intercept Pharmaceuticals,
Inc. *(d) 1,031 11,135
Invivyd, Inc. * 220 326
Ionis Pharmaceuticals,
Inc. *(d) 6,656 275,758
Iovance Biotherapeutics,
Inc. *(d) 9,135 66,320
Ironwood Pharmaceuticals,
Inc., Class A *(d) 5,996 66,496
iTeos Therapeutics, Inc. * 1,947 27,375
Janux Therapeutics, Inc. * 133 1,862
KalVista Pharmaceuticals,
Inc. *(d) 607 6,131
Karuna Therapeutics, Inc. * 1,632 326,025
Karyopharm Therapeutics,
Inc. * 3,519 6,334
Keros Therapeutics, Inc. * 1,400 58,632
Kezar Life Sciences, Inc. * 1,228 2,751
Kiniksa Pharmaceuticals Ltd.,
Class A *(d) 895 16,862
Kinnate Biopharma, Inc. * 132 392
Kodiak Sciences, Inc. *(d) 2,065 6,174
Kronos Bio, Inc. * 225 432
Krystal Biotech, Inc. * 1,006 129,875
Kura Oncology, Inc. * 3,231 33,732
Kymera Therapeutics, Inc. * 2,549 55,772
Larimar Therapeutics, Inc. * 1,700 7,276
Lexicon Pharmaceuticals,
Inc. *(d) 2,830 5,688
Lineage Cell Therapeutics,
Inc. * 9,559 14,625
Lyell Immunopharma, Inc. *(d) 13,834 39,980
MacroGenics, Inc. * 5,274 25,157
Madrigal Pharmaceuticals,
Inc. * 595 122,153
MannKind Corp. * 12,096 55,279
MeiraGTx Holdings plc *(d) 933 5,878
Merrimack Pharmaceuticals,
Inc. * 694 8,335
Mersana Therapeutics,
Inc. *(d) 1,887 2,312
MiMedx Group, Inc. * 4,052 32,700
Mineralys Therapeutics, Inc. * 101 1,427
Mirati Therapeutics, Inc. * 2,219 67,169
Mirum Pharmaceuticals, Inc. * 440 11,334
Moderna, Inc. * 15,762 1,854,557
Monte Rosa Therapeutics,
Inc. * 234 1,654
MoonLake
Immunotherapeutics,
Class A * 164 9,973
Morphic Holding, Inc. *(d) 1,770 100,412
Myriad Genetics, Inc. * 3,287 73,464
Natera, Inc. * 4,824 218,141
Neurocrine Biosciences, Inc. * 4,498 458,301
Nkarta, Inc. * 711 1,628
Novavax, Inc. *(d) 4,024 37,343
Nurix Therapeutics, Inc. * 1,034 10,040
Nuvalent, Inc., Class A *(d) 1,490 74,276
Nuvectis Pharma, Inc. * 454 6,379

32 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Ocugen, Inc. * 1,307 804
Olema Pharmaceuticals, Inc. * 1,984 17,162
Omega Therapeutics, Inc. *(d) 1,763 9,855
Organogenesis Holdings, Inc.,
Class A * 1,152 4,919
ORIC Pharmaceuticals,
Inc. *(d) 2,772 23,174
Outlook Therapeutics, Inc. * 738 1,277
Ovid therapeutics, Inc. * 3,953 14,191
PDS Biotechnology Corp. * 1,854 10,596
PepGen, Inc. * 113 677
PMV Pharmaceuticals, Inc. * 951 6,219
Point Biopharma Global, Inc. * 2,980 26,641
Poseida Therapeutics, Inc.,
Class A *(d) 4,833 8,361
Precigen, Inc. *(d) 3,150 4,378
Precision BioSciences, Inc. * 513 296
Prelude Therapeutics, Inc. * 70 274
Prime Medicine, Inc. * 160 2,411
ProKidney Corp., Class A *(d) 4,278 54,844
Protagonist Therapeutics,
Inc. * 3,016 58,510
Protalix BioTherapeutics, Inc. * 3,723 5,957
Prothena Corp. plc * 1,916 131,955
PTC Therapeutics, Inc. * 3,186 128,523
Rallybio Corp. * 95 568
RAPT Therapeutics, Inc. * 2,318 55,400
Recursion Pharmaceuticals,
Inc., Class A * 7,397 104,446
Regeneron Pharmaceuticals,
Inc. * 4,872 3,614,585
REGENXBIO, Inc. * 2,145 40,755
Relay Therapeutics, Inc. *(d) 4,312 54,331
Replimune Group, Inc. * 1,884 39,696
REVOLUTION Medicines,
Inc. * 5,499 144,349
Rhythm Pharmaceuticals,
Inc. *(d) 1,598 28,508
Rigel Pharmaceuticals, Inc. * 6,794 9,376
Rocket Pharmaceuticals, Inc. * 3,581 64,637
Roivant Sciences Ltd. * 10,153 121,633
Sage Therapeutics, Inc. * 2,500 86,700
Sana Biotechnology, Inc. *(d) 2,832 16,595
Sangamo Therapeutics,
Inc. *(d) 4,716 6,201
Sarepta Therapeutics, Inc. *(d) 4,166 451,553
Savara, Inc. * 5,054 18,093
Scholar Rock Holding Corp. * 2,106 14,953
Seagen, Inc. * 6,589 1,263,638
Selecta Biosciences, Inc. *(d) 8,310 9,058
Seres Therapeutics, Inc. *(d) 1,723 8,288
Shattuck Labs, Inc. * 201 512
SpringWorks Therapeutics,
Inc. *(d) 3,116 97,780
Stoke Therapeutics, Inc. *(d) 631 4,190
Summit Therapeutics, Inc. *(d) 8,336 17,506
Sutro Biopharma, Inc. * 804 3,594
Syndax Pharmaceuticals,
Inc. *(d) 3,658 77,988
Tango Therapeutics, Inc. * 299 1,011
Tenaya Therapeutics, Inc. * 242 1,171
Common Stocks
Shares Value ($)
Biotechnology
TG Therapeutics, Inc. * 6,319 130,740
Travere Therapeutics, Inc. * 3,958 68,038
Twist Bioscience Corp. * 3,003 73,093
Tyra Biosciences, Inc. * 105 1,556
Ultragenyx Pharmaceutical,
Inc. * 3,160 136,259
United Therapeutics Corp. * 2,119 514,324
UroGen Pharma Ltd. *(d) 1,413 30,606
Vanda Pharmaceuticals, Inc. * 2,042 11,803
Vaxart, Inc. * 791 647
Vaxcyte, Inc. * 4,150 199,449
Vaxxinity, Inc., Class A *(d) 3,043 8,186
Vera Therapeutics, Inc.,
Class A * 157 2,947
Veracyte, Inc. * 3,421 93,906
Vericel Corp. * 2,340 84,053
Vertex Pharmaceuticals, Inc. * 12,123 4,271,418
Verve Therapeutics, Inc. * 2,478 50,774
Vigil Neuroscience, Inc. *(d) 1,149 9,353
Viking Therapeutics, Inc. *(d) 4,496 65,192
Vir Biotechnology, Inc. * 3,163 44,535
Viridian Therapeutics, Inc. * 1,933 36,263
Vor BioPharma, Inc. * 2,819 8,513
Voyager Therapeutics, Inc. * 2,280 21,250
X4 Pharmaceuticals, Inc. * 8,162 14,610
XBiotech, Inc. * 98 493
Xencor, Inc. *(d) 2,899 70,417
XOMA Corp. * 485 7,639
Y-mAbs Therapeutics, Inc. * 1,164 7,089
Zentalis Pharmaceuticals,
Inc. * 2,517 67,229
Zura Bio Ltd. * 503 3,461
Zymeworks, Inc. *(d) 3,886 28,989
52,247,583
Broadline Retail 1.8%
1stdibs.com, Inc. * 146 596
Amazon.com, Inc. * 427,863 57,196,726
Big Lots, Inc. (d) 1,190 12,197
ContextLogic, Inc.,
Class A *(d) 1,345 12,778
Coupang, Inc., Class A * 51,468 934,144
Dillard's, Inc., Class A (d) 193 66,207
eBay, Inc. 25,298 1,126,014
Etsy, Inc. *(d) 5,714 580,828
Groupon, Inc., Class A * 98 774
Kohl's Corp. (d) 5,191 147,684
Macy's, Inc. (d) 12,562 208,404
Nordstrom, Inc. (d) 5,120 118,323
Ollie's Bargain Outlet
Holdings, Inc. * 2,915 212,445
Pan Pacific International
Holdings Corp. 146,600 2,898,481
Qurate Retail, Inc. Series A,* 2,050 2,091
Savers Value Village, Inc. * 1,210 29,246
63,546,938
Building Products 0.5%
A O Smith Corp. 5,917 429,752
AAON, Inc. (d) 2,080 218,941
Advanced Drainage Systems,
Inc. (d) 2,949 359,749

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Building Products
Allegion plc (d) 4,055 473,867
American Woodmark Corp. * 643 49,280
Apogee Enterprises, Inc. 970 48,044
Armstrong World Industries,
Inc. 2,065 159,748
AZEK Co., Inc. (The),
Class A * 5,926 184,891
AZZ, Inc. 1,370 60,732
Builders FirstSource, Inc. * 5,972 862,536
Carlisle Cos., Inc. 2,389 662,231
Carrier Global Corp. 41,247 2,456,259
CSW Industrials, Inc. 723 130,538
Daikin Industries Ltd. 13,400 2,707,798
Fortune Brands Innovations,
Inc. 5,996 426,136
Gibraltar Industries, Inc. * 1,607 103,925
Griffon Corp. 2,394 99,878
Hayward Holdings, Inc. *(d) 4,445 59,385
Insteel Industries, Inc. 776 25,026
Janus International Group,
Inc. * 3,046 34,785
JELD-WEN Holding, Inc. * 5,180 92,256
Johnson Controls International
plc 32,498 2,260,236
Lennox International, Inc. 1,492 548,220
Masco Corp. 10,596 642,965
Masonite International Corp. * 1,010 105,595
Masterbrand, Inc. * 6,162 76,101
Owens Corning 4,217 590,338
PGT Innovations, Inc. * 2,642 75,588
Quanex Building Products
Corp. 1,316 37,032
Resideo Technologies, Inc. * 6,789 127,090
Simpson Manufacturing Co.,
Inc. 1,989 314,262
Tecnoglass, Inc. 118 5,555
Trane Technologies plc 10,780 2,149,963
Trex Co., Inc. *(d) 6,362 439,869
UFP Industries, Inc. 2,782 285,878
Zurn Elkay Water Solutions
Corp. (d) 6,932 211,010
17,515,459
Capital Markets 1.7%
Affiliated Managers Group,
Inc. 1,658 229,865
AlTi Global, Inc. *(d) 1,532 11,980
Ameriprise Financial, Inc. 4,968 1,731,100
Ares Management Corp.,
Class A 7,832 777,091
Artisan Partners Asset
Management, Inc.,
Class A (d) 5,877 243,837
AssetMark Financial Holdings,
Inc. * 2,013 60,189
Avantax, Inc. *(d) 2,823 73,059
B. Riley Financial, Inc. 822 45,646
Bakkt Holdings, Inc. * 334 551
Bank of New York Mellon
Corp. (The) 39,404 1,787,365
BGC Group, Inc., Class A 17,985 85,609
BlackRock, Inc. 880 650,188
Common Stocks
Shares Value ($)
Capital Markets
Blackstone, Inc. 33,624 3,523,459
Blue Owl Capital, Inc., Class A 22,540 277,693
Bridge Investment Group
Holdings, Inc., Class A 173 2,164
Brightsphere Investment
Group, Inc. 6,282 133,681
Carlyle Group, Inc. (The) (d) 11,422 407,194
Cboe Global Markets, Inc. 6,502 908,199
Charles Schwab Corp. (The) 71,026 4,694,819
CME Group, Inc. 17,269 3,435,840
Cohen & Steers, Inc. 2,144 137,881
Coinbase Global, Inc.,
Class A *(d) 7,748 764,030
Diamond Hill Investment
Group, Inc. 405 73,512
Donnelley Financial Solutions,
Inc. * 1,275 60,307
Evercore, Inc., Class A (d) 2,198 296,862
FactSet Research Systems,
Inc. 1,971 857,464
Federated Hermes, Inc.,
Class B 501 16,949
Focus Financial Partners, Inc.,
Class A * 3,176 166,200
Forge Global Holdings,
Inc. *(d) 7,853 22,852
Franklin Resources, Inc. (d) 18,837 550,794
GCM Grosvenor, Inc., Class A 3,574 28,056
Gladstone Investment Corp. 193 2,636
Goldman Sachs Group, Inc.
(The) 15,545 5,531,999
Hamilton Lane, Inc., Class A 2,264 200,206
Houlihan Lokey, Inc., Class A 2,961 295,656
Interactive Brokers Group,
Inc., Class A 5,005 437,087
Intercontinental Exchange,
Inc. 24,977 2,867,360
Invesco Ltd. 20,140 338,352
Janus Henderson Group plc 8,113 238,117
Jefferies Financial Group, Inc. 11,313 416,205
KKR & Co., Inc. 30,411 1,805,805
Lazard Ltd., Class A 951 33,380
LPL Financial Holdings, Inc. 3,774 865,605
MarketAxess Holdings, Inc. 1,801 484,865
Moelis & Co., Class A (d) 5,906 288,390
Moody's Corp. 7,741 2,730,638
Morgan Stanley 58,183 5,327,235
Morningstar, Inc. 1,201 276,806
MSCI, Inc., Class A 3,739 2,049,271
Nasdaq, Inc. 18,915 955,018
Northern Trust Corp. 10,432 835,812
Open Lending Corp. * 5,560 62,772
Oppenheimer Holdings, Inc.,
Class A 38 1,448
P10, Inc., Class A 247 2,927
Patria Investments Ltd.,
Class A 3,925 59,739
Perella Weinberg Partners,
Class A (d) 4,262 42,109
Pershing Square, Escrow *^∞ 1,191 0
Piper Sandler Cos. 1,126 164,801

34 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
PJT Partners, Inc., Class A (d) 1,675 132,844
Raymond James Financial,
Inc. (d) 9,686 1,066,110
Robinhood Markets, Inc.,
Class A *(d) 30,784 395,882
S&P Global, Inc. 15,683 6,187,100
Sculptor Capital Management,
Inc., Class A 758 8,300
SEI Investments Co. 7,610 479,354
Silvercrest Asset Management
Group, Inc., Class A 3,180 66,271
State Street Corp. 16,211 1,174,325
StepStone Group, Inc.,
Class A 4,116 115,536
Stifel Financial Corp. 6,140 390,136
StoneX Group, Inc. * 1,052 96,795
SuRo Capital Corp. * 157 639
T. Rowe Price Group, Inc. (d) 11,975 1,476,038
TPG, Inc., Class A (d) 4,657 137,056
Tradeweb Markets, Inc.,
Class A 5,808 475,036
Trinity Capital, Inc. 195 2,847
Value Line, Inc. 40 2,143
Victory Capital Holdings, Inc.,
Class A 3,138 104,056
Virtu Financial, Inc., Class A 6,147 114,088
Virtus Investment Partners,
Inc. 500 102,865
WisdomTree, Inc. 1,386 9,647
XP, Inc., Class A * 13,912 375,763
61,281,506
Chemicals 1.3%
AdvanSix, Inc. 1,336 53,587
Air Products & Chemicals, Inc. 10,743 3,280,160
Albemarle Corp. 5,501 1,167,752
Alto Ingredients, Inc. * 420 1,688
American Vanguard Corp. 1,202 21,708
Amyris, Inc. *(d) 5,860 5,197
Ashland, Inc. 7,271 664,279
Aspen Aerogels, Inc. *(d) 965 8,048
Avient Corp. 4,042 163,822
Axalta Coating Systems Ltd. * 10,066 322,112
Balchem Corp. (d) 1,426 192,139
Cabot Corp. 2,525 179,275
Celanese Corp., Class A 4,584 574,788
CF Industries Holdings, Inc. 9,183 753,741
Chase Corp. 293 36,886
Chemours Co. (The) (d) 6,947 256,900
Core Molding Technologies,
Inc. * 514 12,398
Corteva, Inc. 34,980 1,973,921
Danimer Scientific, Inc.,
Class A *(d) 2,435 6,842
Dow, Inc. 33,445 1,888,639
DuPont de Nemours, Inc. 21,723 1,686,357
Eastman Chemical Co. 7,467 639,026
Ecolab, Inc. 11,771 2,155,741
Ecovyst, Inc. * 5,338 65,604
Element Solutions, Inc. 10,480 219,661
FMC Corp. 5,823 560,347
FutureFuel Corp. (d) 1,093 10,624
Common Stocks
Shares Value ($)
Chemicals
Ginkgo Bioworks Holdings,
Inc., Class A *(d) 49,127 123,309
Hawkins, Inc. 776 36,278
HB Fuller Co. 2,502 185,223
Huntsman Corp. 11,555 343,992
Ingevity Corp. * 1,746 111,779
Innospec, Inc. (d) 1,312 140,568
International Flavors &
Fragrances, Inc. 12,022 1,017,181
Intrepid Potash, Inc. *(d) 384 10,560
Koppers Holdings, Inc. 813 31,105
Kronos Worldwide, Inc. (d) 935 8,742
Linde plc 23,184 9,057,293
Livent Corp. *(d) 8,321 204,863
Loop Industries, Inc. * 92 286
LSB Industries, Inc. * 3,798 42,424
LyondellBasell Industries NV,
Class A 12,135 1,199,666
Mativ Holdings, Inc. (d) 2,363 37,194
Minerals Technologies, Inc. 1,364 83,681
Mitsui Chemicals, Inc. 124,300 3,569,547
Mosaic Co. (The) 15,521 632,636
NewMarket Corp. 298 134,607
Olin Corp. (d) 5,996 345,849
Origin Materials, Inc. *(d) 10,037 44,966
Orion SA 2,073 45,440
Perimeter Solutions SA *(d) 8,018 44,580
PPG Industries, Inc. 11,635 1,674,277
PureCycle Technologies,
Inc. *(d) 5,216 61,757
Quaker Chemical Corp. 637 127,642
Rayonier Advanced Materials,
Inc. * 2,407 11,385
RPM International, Inc. (d) 6,013 621,203
Scotts Miracle-Gro Co. (The) 1,936 135,597
Sensient Technologies Corp. 1,899 121,612
Sherwin-Williams Co. (The) 11,211 3,099,842
Shin-Etsu Chemical Co. Ltd. 159,000 5,237,529
Stepan Co. 954 91,412
Trinseo plc (d) 1,850 32,597
Tronox Holdings plc (d) 6,361 84,538
Westlake Corp. 1,499 206,113
45,858,515
Commercial Services & Supplies 0.4%
ABM Industries, Inc. (d) 3,018 139,673
ACCO Brands Corp. 3,327 20,261
ACV Auctions, Inc., Class A * 5,851 102,334
Aris Water Solutions, Inc.,
Class A (d) 2,913 31,839
Brady Corp., Class A 267 13,772
BrightView Holdings, Inc. * 1,253 9,661
Brink's Co. (The) 1,951 142,345
Casella Waste Systems, Inc.,
Class A * 2,473 199,546
CECO Environmental Corp. * 2,142 25,790
Cimpress plc * 1,072 74,504
Cintas Corp. 4,146 2,081,458
Civeo Corp. * 78 1,524
Clean Harbors, Inc. * 2,380 395,699
CompX International, Inc. 68 1,539
Copart, Inc. * 21,361 1,888,099

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CoreCivic, Inc. * 4,654 45,144
Deluxe Corp. 2,701 51,292
Driven Brands Holdings, Inc. * 2,117 54,767
Ennis, Inc. 1,001 21,562
Enviri Corp. * 2,953 27,847
GEO Group, Inc. (The) *(d) 5,523 41,257
Healthcare Services Group,
Inc. 5,226 65,900
Heritage-Crystal Clean, Inc. * 646 29,761
HNI Corp. 2,575 74,907
Interface, Inc., Class A 2,263 22,109
LanzaTech Global, Inc. *(d) 2,018 13,077
Li-Cycle Holdings Corp. * 8,155 49,175
Liquidity Services, Inc. * 917 15,387
Matthews International Corp.,
Class A (d) 1,586 72,797
MillerKnoll, Inc. 3,703 72,468
Montrose Environmental
Group, Inc. * 1,316 53,259
MSA Safety, Inc. (d) 1,748 290,168
NL Industries, Inc. 355 2,059
OPENLANE, Inc. * 5,425 85,172
Performant Financial Corp. * 4,462 13,698
Pitney Bowes, Inc. (d) 2,008 7,912
RB Global, Inc. 7,209 464,836
Republic Services, Inc.,
Class A 9,743 1,472,265
Rollins, Inc. 10,725 437,902
SP Plus Corp. * 894 34,374
Steelcase, Inc., Class A 4,632 39,696
Stericycle, Inc. * 4,345 184,619
Tetra Tech, Inc. 2,477 419,133
UniFirst Corp. 792 128,542
Viad Corp. * 819 23,104
VSE Corp. 62 3,332
Waste Management, Inc. 19,704 3,227,318
12,672,883
Communications Equipment 0.5%
ADTRAN Holdings, Inc. (d) 4,351 42,335
Arista Networks, Inc. * 11,733 1,819,671
Aviat Networks, Inc. * 65 1,987
CalAmp Corp. * 211 196
Calix, Inc. * 2,703 121,932
Cambium Networks Corp. *(d) 220 3,564
Casa Systems, Inc. * 204 231
Ciena Corp. * 6,853 289,197
Cisco Systems, Inc. 194,042 10,097,946
Clearfield, Inc. *(d) 572 26,735
CommScope Holding Co.,
Inc. * 12,576 56,592
Comtech Telecommunications
Corp. 1,015 10,312
Digi International, Inc. *(d) 1,749 73,336
DZS, Inc. *(d) 476 1,794
Extreme Networks, Inc. * 5,547 147,495
F5, Inc. * 2,842 449,718
Harmonic, Inc. * 5,154 76,898
Infinera Corp. *(d) 12,163 54,733
Inseego Corp. * 518 397
Juniper Networks, Inc. 17,487 486,139
KVH Industries, Inc. * 1,244 10,649
Common Stocks
Shares Value ($)
Communications Equipment
Lumentum Holdings, Inc. *(d) 3,136 164,201
Motorola Solutions, Inc. 8,021 2,299,059
NETGEAR, Inc. * 1,174 16,013
NetScout Systems, Inc. * 3,480 97,266
Ribbon Communications, Inc. * 3,318 10,551
Ubiquiti, Inc. 213 37,839
Viasat, Inc. *(d) 3,305 102,257
Viavi Solutions, Inc. * 10,408 113,135
16,612,178
Construction & Engineering 0.2%
AECOM 6,276 546,012
Ameresco, Inc., Class A * 1,829 106,466
API Group Corp. * 9,473 272,443
Arcosa, Inc. 2,229 172,034
Argan, Inc. 585 22,253
Bowman Consulting Group
Ltd. * 724 25,087
Comfort Systems USA, Inc. 1,628 283,223
Concrete Pumping Holdings,
Inc. * 1,006 8,118
Construction Partners, Inc.,
Class A *(d) 1,793 52,714
Dycom Industries, Inc. *(d) 1,324 131,844
EMCOR Group, Inc. 2,213 475,884
Fluor Corp. *(d) 6,706 207,752
Granite Construction, Inc. (d) 2,319 94,917
Great Lakes Dredge & Dock
Corp. * 2,535 21,294
IES Holdings, Inc. * 333 19,088
INNOVATE Corp. * 3,044 5,023
Limbach Holdings, Inc. * 610 16,116
MasTec, Inc. * 2,873 338,296
MDU Resources Group,
Inc. (d) 9,216 203,858
MYR Group, Inc. * 787 112,195
Northwest Pipe Co. * 342 11,142
Primoris Services Corp. 2,363 75,049
Quanta Services, Inc. (d) 6,764 1,363,758
Southland Holdings, Inc. * 22 175
Sterling Infrastructure, Inc. * 1,411 84,646
Tutor Perini Corp. * 1,597 13,495
Valmont Industries, Inc. 948 250,983
WillScot Mobile Mini Holdings
Corp. * 9,051 433,995
5,347,860
Construction Materials 0.1%
Eagle Materials, Inc. 1,704 314,167
Knife River Corp. *(d) 2,409 104,719
Martin Marietta Materials, Inc. 2,933 1,309,467
Summit Materials, Inc.,
Class A * 5,633 203,802
United States Lime &
Minerals, Inc. 81 16,654
Vulcan Materials Co. 6,657 1,467,869
3,416,678
Consumer Finance 0.3%
Ally Financial, Inc. 13,621 415,985
American Express Co. 28,231 4,767,651
Atlanticus Holdings Corp. *(d) 183 7,448

36 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Bread Financial Holdings, Inc. 2,578 107,167
Capital One Financial
Corp. (d) 18,226 2,132,807
Credit Acceptance Corp. *(d) 337 187,574
Discover Financial Services 12,770 1,347,874
Encore Capital Group, Inc. * 1,540 82,390
Enova International, Inc. * 1,882 103,679
EZCORP, Inc., Class A * 301 2,727
FirstCash Holdings, Inc. 2,002 190,751
Green Dot Corp., Class A * 512 10,010
LendingClub Corp. * 6,459 54,191
LendingTree, Inc. * 778 18,983
Moneylion, Inc. * 21 302
Navient Corp. 5,907 112,469
Nelnet, Inc., Class A 942 92,957
NerdWallet, Inc., Class A *(d) 3,896 43,674
OneMain Holdings, Inc. 5,976 271,788
Oportun Financial Corp. * 139 855
PRA Group, Inc. * 2,724 64,995
PROG Holdings, Inc. * 2,260 91,711
Regional Management Corp. 399 12,964
SLM Corp. 12,541 202,913
SoFi Technologies, Inc. *(d) 42,874 490,907
Synchrony Financial 21,354 737,567
Upstart Holdings, Inc. *(d) 3,431 235,675
World Acceptance Corp. *(d) 212 33,473
11,821,487
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc., Class A 15,988 347,419
Andersons, Inc. (The) 1,814 88,560
BJ's Wholesale Club Holdings,
Inc. * 6,260 415,101
Casey's General Stores, Inc. 1,760 444,682
Chefs' Warehouse, Inc.
(The) *(d) 1,639 59,561
Costco Wholesale Corp. 20,931 11,735,384
Dollar General Corp. 10,306 1,740,271
Dollar Tree, Inc. * 9,765 1,507,032
Grocery Outlet Holding Corp. * 4,548 152,131
HF Foods Group, Inc. * 1,493 7,808
Ingles Markets, Inc., Class A 672 56,986
Kroger Co. (The) 34,243 1,665,580
Natural Grocers by Vitamin
Cottage, Inc. 352 4,382
Performance Food Group
Co. * 7,140 426,686
PriceSmart, Inc. 1,274 99,028
Rite Aid Corp. * 320 518
SpartanNash Co. 1,369 30,720
Sprouts Farmers Market,
Inc. *(d) 6,744 264,702
Sysco Corp. 27,069 2,065,635
Target Corp. 21,656 2,955,394
United Natural Foods, Inc. *(d) 2,529 52,603
US Foods Holding Corp. * 10,616 453,622
Village Super Market, Inc.,
Class A 257 5,983
Walgreens Boots Alliance,
Inc. (d) 33,914 1,016,403
Walmart, Inc. 67,567 10,801,261
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Weis Markets, Inc. 621 41,197
36,438,649
Containers & Packaging 0.2%
Amcor plc 70,206 720,313
AptarGroup, Inc. 3,181 386,364
Ardagh Group SA,
Class A *^∞(d) 742 4,400
Ardagh Metal Packaging SA 9,274 35,056
Avery Dennison Corp. 3,825 703,838
Ball Corp. (d) 14,520 852,179
Berry Global Group, Inc. 5,418 355,258
Crown Holdings, Inc. 5,039 467,418
Graphic Packaging Holding
Co. (d) 13,806 334,105
Greif, Inc., Class A 1,155 86,720
International Paper Co. 21,261 766,672
Myers Industries, Inc. 1,476 28,944
O-I Glass, Inc. * 7,167 164,554
Packaging Corp. of America 4,245 650,971
Pactiv Evergreen, Inc. 2,143 18,451
Ranpak Holdings Corp.,
Class A * 2,553 16,365
Sealed Air Corp. 6,677 304,605
Silgan Holdings, Inc. 3,669 160,886
Sonoco Products Co. 4,464 261,769
TriMas Corp. (d) 2,472 63,679
Westrock Co. 14,923 496,787
6,879,334
Distributors 0.1%
Genuine Parts Co. 7,525 1,171,793
LKQ Corp. 14,083 771,608
Pool Corp. 1,775 682,913
Weyco Group, Inc. 29 792
2,627,106
Diversified Consumer Services 0.1%
2U, Inc. * 4,245 20,291
ADT, Inc. (d) 13,768 87,840
Adtalem Global Education,
Inc. *(d) 1,744 75,411
American Public Education,
Inc. * 108 541
Beachbody Co., Inc. (The) * 799 368
Bright Horizons Family
Solutions, Inc. *(d) 2,723 264,213
Carriage Services, Inc.,
Class A 695 22,497
Chegg, Inc. * 5,236 53,041
Coursera, Inc. * 6,139 96,321
Duolingo, Inc., Class A *(d) 1,339 207,799
European Wax Center, Inc.,
Class A *(d) 1,322 25,607
Frontdoor, Inc. * 3,883 135,594
Graham Holdings Co., Class B 219 128,498
Grand Canyon Education,
Inc. * 1,580 171,509
H&R Block, Inc. 7,157 240,547
Laureate Education, Inc. 7,132 91,432
Lincoln Educational Services
Corp. * 1,570 11,163

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Diversified Consumer Services
Mister Car Wash, Inc. *(d) 5,506 54,675
Nerdy, Inc. * 481 2,376
OneSpaWorld Holdings Ltd. * 3,920 50,352
Perdoceo Education Corp. * 2,642 35,271
Rover Group, Inc., Class A * 554 3,036
Service Corp. International 7,079 471,815
Strategic Education, Inc. (d) 1,135 85,239
Stride, Inc. * 1,577 60,257
Udemy, Inc. * 4,972 58,719
WW International, Inc. * 1,657 19,304
2,473,716
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 5,764 110,669
Alpine Income Property Trust,
Inc. 864 14,679
American Assets Trust, Inc. 1,998 44,955
Armada Hoffler Properties,
Inc. 3,130 38,875
Belpointe Prep LLC * 20 1,678
Broadstone Net Lease, Inc. 8,236 134,247
CTO Realty Growth, Inc. 783 13,702
Empire State Realty Trust,
Inc., Class A 4,997 44,723
Essential Properties Realty
Trust, Inc. 6,311 154,935
Gladstone Commercial Corp. 1,301 17,303
Global Net Lease, Inc. 4,940 52,809
One Liberty Properties, Inc. 695 14,199
Star Holdings * 683 10,648
WP Carey, Inc. 9,878 667,061
1,320,483
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 968 27,172
AST SpaceMobile, Inc.,
Class A *(d) 4,343 18,631
AT&T, Inc. 337,464 4,899,977
ATN International, Inc. 440 15,990
Bandwidth, Inc., Class A * 773 11,711
Charge Enterprises, Inc. *(d) 9,651 9,176
Cogent Communications
Holdings, Inc. (d) 1,860 113,906
Consolidated Communications
Holdings, Inc. * 2,908 10,411
EchoStar Corp., Class A * 1,123 21,820
Frontier Communications
Parent, Inc. *(d) 11,081 201,785
Globalstar, Inc. *(d) 52,882 57,113
IDT Corp., Class B * 1,551 36,790
Iridium Communications, Inc. 5,706 299,850
Liberty Latin America Ltd.,
Class A * 9,873 82,677
Lumen Technologies, Inc. 41,046 73,472
Ooma, Inc. * 767 11,505
Radius Global Infrastructure,
Inc. * 3,789 56,494
Verizon Communications, Inc. 200,433 6,830,757
12,779,237
Electric Utilities 0.9%
ALLETE, Inc. 2,657 152,591
Common Stocks
Shares Value ($)
Electric Utilities
Alliant Energy Corp. (d) 11,938 641,548
American Electric Power Co.,
Inc. 26,509 2,246,373
Avangrid, Inc. (d) 3,509 130,114
Constellation Energy Corp. 17,121 1,654,745
Duke Energy Corp. 37,883 3,546,606
Edison International (d) 19,005 1,367,600
Entergy Corp. 9,972 1,024,124
Evergy, Inc. 10,616 636,641
Eversource Energy 16,473 1,191,492
Exelon Corp. 49,281 2,062,903
FirstEnergy Corp. 28,174 1,109,774
Genie Energy Ltd., Class B 1,428 19,149
Hawaiian Electric Industries,
Inc. (d) 5,214 200,165
IDACORP, Inc. 2,247 231,037
MGE Energy, Inc. 1,811 145,315
NextEra Energy, Inc. 96,810 7,096,173
NRG Energy, Inc. (d) 10,830 411,432
OGE Energy Corp. (d) 9,499 343,389
Otter Tail Corp. 1,883 152,542
PG&E Corp. *(d) 85,480 1,505,303
Pinnacle West Capital Corp. 5,282 437,455
PNM Resources, Inc. 3,550 159,111
Portland General Electric Co. 4,209 200,643
PPL Corp. 38,529 1,060,703
Southern Co. (The) 55,334 4,002,862
Xcel Energy, Inc. 27,491 1,724,510
33,454,300
Electrical Equipment 0.7%
Acuity Brands, Inc. (d) 1,509 249,347
Allied Motion Technologies,
Inc. 494 19,217
American Superconductor
Corp. * 167 1,683
AMETEK, Inc. 10,949 1,736,511
Amprius Technologies, Inc. * 61 458
Array Technologies, Inc. * 6,910 131,635
Atkore, Inc. * 1,826 289,731
Babcock & Wilcox Enterprises,
Inc. * 507 2,778
Blink Charging Co. *(d) 1,424 9,114
Bloom Energy Corp.,
Class A *(d) 8,864 158,311
ChargePoint Holdings,
Inc. *(d) 13,018 112,736
Eaton Corp. plc (d) 18,938 3,888,350
Emerson Electric Co. 28,006 2,558,348
Encore Wire Corp. (d) 709 121,019
Energy Vault Holdings, Inc. * 400 1,340
EnerSys 1,932 209,274
Enovix Corp. *(d) 6,305 135,684
Eos Energy Enterprises,
Inc. *(d) 7,780 19,139
ESS Tech, Inc. * 310 598
Fluence Energy, Inc.,
Class A *(d) 2,349 68,685
FREYR Battery SA * 668 5,625
FTC Solar, Inc. * 222 844
FuelCell Energy, Inc. *(d) 19,037 41,691
Fuji Electric Co. Ltd. 107,900 4,877,437

38 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electrical Equipment
Generac Holdings, Inc. * 2,874 441,734
GrafTech International Ltd. 11,599 61,243
Hubbell, Inc., Class B 2,538 791,856
LSI Industries, Inc. 1,895 23,877
NEXTracker, Inc., Class A * 1,857 78,644
Nidec Corp. 60,300 3,579,588
NuScale Power Corp. * 206 1,561
nVent Electric plc 7,917 418,651
Plug Power, Inc. *(d) 24,633 323,185
Powell Industries, Inc. 378 22,975
Preformed Line Products
Co. (d) 114 19,780
Regal Rexnord Corp. 3,071 479,629
Rockwell Automation, Inc. 5,692 1,914,163
Sensata Technologies Holding
plc 6,989 295,285
SES AI Corp. *(d) 9,027 28,345
Shoals Technologies Group,
Inc., Class A * 7,756 201,346
SKYX Platforms Corp. *(d) 4,039 8,563
Stem, Inc. *(d) 8,393 59,338
SunPower Corp. *(d) 4,457 43,991
Sunrun, Inc. *(d) 9,867 187,276
Thermon Group Holdings,
Inc. * 1,343 37,080
TPI Composites, Inc. * 1,258 7,472
Vertiv Holdings Co., Class A 15,100 392,751
Vicor Corp. * 1,204 111,093
24,168,981
Electronic Equipment, Instruments & Components 0.6%
908 Devices, Inc. *(d) 412 2,868
Advanced Energy Industries,
Inc. 1,749 218,940
Aeva Technologies, Inc. *(d) 4,253 5,316
Akoustis Technologies,
Inc. *(d) 1,176 2,811
Amphenol Corp., Class A 27,769 2,452,280
Arlo Technologies, Inc. * 3,025 34,364
Arrow Electronics, Inc. * 2,624 374,025
Avnet, Inc. 3,918 190,023
Badger Meter, Inc. 1,357 223,416
Bel Fuse, Inc., Class B 755 40,506
Belden, Inc. (d) 1,936 187,095
Benchmark Electronics, Inc. 1,184 31,388
CDW Corp. 6,348 1,187,520
Climb Global Solutions, Inc. 276 13,353
Cognex Corp. (d) 8,183 446,955
Coherent Corp. * 5,515 261,187
Corning, Inc. 38,934 1,321,420
CTS Corp. 1,352 60,340
Daktronics, Inc. * 2,590 18,622
ePlus, Inc. * 1,050 59,167
Evolv Technologies Holdings,
Inc. * 454 2,987
Fabrinet * 1,701 210,312
FARO Technologies, Inc. * 704 11,679
Flex Ltd. * 2,662 72,832
Focus Universal, Inc. * 160 288
Hamamatsu Photonics KK 41,900 2,020,050
Ibiden Co. Ltd. 36,900 2,242,811
Identiv, Inc. * 128 987
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Insight Enterprises, Inc. *(d) 1,320 193,631
IPG Photonics Corp. * 1,423 187,053
Iteris, Inc. * 2,832 11,781
Itron, Inc. * 2,146 168,826
Jabil, Inc. (d) 9,375 1,037,531
Keyence Corp. 7,700 3,456,687
Keysight Technologies, Inc. * 8,367 1,347,756
Kimball Electronics, Inc. *(d) 975 28,451
Knowles Corp. * 4,742 86,636
Lightwave Logic, Inc. *(d) 3,433 23,070
Littelfuse, Inc. (d) 1,140 347,244
Luna Innovations, Inc. * 2,130 19,255
Methode Electronics, Inc. (d) 1,582 53,218
MicroVision, Inc. *(d) 5,508 22,032
Mirion Technologies, Inc.,
Class A *(d) 12,119 91,498
Napco Security Technologies,
Inc. 1,666 62,442
National Instruments Corp. 6,142 362,378
nLight, Inc. * 1,407 20,261
Novanta, Inc. * 1,664 294,362
OSI Systems, Inc. * 767 91,449
Ouster, Inc. * 176 1,089
PAR Technology Corp. *(d) 1,218 42,131
PC Connection, Inc. 454 21,978
Plexus Corp. * 1,277 125,772
Richardson Electronics Ltd. 794 10,957
Rogers Corp. *(d) 817 137,754
Sanmina Corp. * 2,586 158,936
ScanSource, Inc. * 685 20,612
SmartRent, Inc., Class A *(d) 11,065 44,039
TD SYNNEX Corp. 1,829 180,541
Teledyne Technologies, Inc. * 2,145 824,817
Tingo Group, Inc. *(d) 8,810 12,422
Trimble, Inc. * 11,629 625,640
TTM Technologies, Inc. * 6,294 90,382
Vishay Intertechnology, Inc. 5,854 164,790
Vishay Precision Group, Inc. * 470 17,583
Vontier Corp. 7,021 217,160
Vuzix Corp. *(d) 2,275 12,012
Zebra Technologies Corp.,
Class A * 2,419 744,955
23,052,673
Energy Equipment & Services 0.3%
Archrock, Inc. 6,554 76,420
Atlas Energy Solutions, Inc.,
Class A 1,183 23,364
Baker Hughes Co., Class A 48,051 1,719,745
Borr Drilling Ltd. * 9,360 82,181
Bristow Group, Inc., Class A * 377 11,600
Cactus, Inc., Class A (d) 2,896 147,059
ChampionX Corp. (d) 9,224 328,374
Core Laboratories, Inc. (d) 1,890 49,121
Diamond Offshore Drilling,
Inc. *(d) 5,334 84,437
DMC Global, Inc. * 609 11,486
Dril-Quip, Inc. *(d) 1,935 50,097
Expro Group Holdings NV * 3,804 84,411
Forum Energy Technologies,
Inc. * 650 17,686
Halliburton Co. 42,419 1,657,734

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc. * 7,101 68,170
Helmerich & Payne, Inc. 4,747 212,523
KLX Energy Services
Holdings, Inc. * 840 9,853
Liberty Energy, Inc., Class A 7,321 120,577
Mammoth Energy Services,
Inc. * 1,545 7,555
Nabors Industries Ltd. *(d) 512 62,715
Newpark Resources, Inc. * 3,252 17,951
NexTier Oilfield Solutions,
Inc. *(d) 8,707 103,787
Nine Energy Service, Inc. * 101 508
Noble Corp. plc * 5,034 263,127
NOV, Inc. 18,671 374,914
Oceaneering International,
Inc. * 4,679 105,044
Oil States International, Inc. * 2,266 18,219
Patterson-UTI Energy, Inc. (d) 9,702 153,680
ProFrac Holding Corp.,
Class A * 318 4,093
ProPetro Holding Corp. * 3,490 36,436
Ranger Energy Services, Inc. * 1,110 11,655
RPC, Inc. 4,351 36,200
Schlumberger NV 67,526 3,939,467
SEACOR Marine Holdings,
Inc. * 1,597 18,349
Seadrill Ltd. * 2,002 97,918
Select Water Solutions, Inc.,
Class A 2,690 22,623
Solaris Oilfield Infrastructure,
Inc., Class A 1,161 12,690
TechnipFMC plc * 18,361 336,741
TETRA Technologies, Inc. * 5,405 24,268
Tidewater, Inc. * 2,228 140,609
US Silica Holdings, Inc. * 3,655 47,552
Valaris Ltd. *(d) 2,959 227,251
Weatherford International plc * 3,304 274,562
11,092,752
Entertainment 1.0%
Activision Blizzard, Inc. * 36,561 3,391,398
AMC Entertainment Holdings,
Inc., Class A *(d) 8,308 41,291
Atlanta Braves Holdings, Inc.,
Class A * 2,177 91,123
Capcom Co. Ltd. 117,400 5,272,729
Cinemark Holdings, Inc. * 4,335 72,351
Electronic Arts, Inc. 12,863 1,753,870
Endeavor Group Holdings,
Inc., Class A * 1,127 26,597
IMAX Corp. * 1,997 36,765
Kartoon Studios, Inc. * 175 380
Liberty Media Corp.-Liberty
Formula One, Class A * 9,957 713,485
Lions Gate Entertainment
Corp., Class A * 9,215 68,258
Live Nation Entertainment,
Inc. *(d) 7,294 640,048
Loop Media, Inc. * 2,417 5,559
Common Stocks
Shares Value ($)
Entertainment
Madison Square Garden
Entertainment Corp. * 1,677 58,427
Madison Square Garden
Sports Corp. 905 192,539
Marcus Corp. (The) (d) 1,467 22,885
Netflix, Inc. * 20,630 9,055,951
Playstudios, Inc. *(d) 3,546 17,482
Playtika Holding Corp. *(d) 547 6,531
Reservoir Media, Inc. * 185 1,010
ROBLOX Corp., Class A * 20,981 823,504
Roku, Inc., Class A * 5,815 559,810
Sciplay Corp., Class A * 125 2,450
Skillz, Inc. * 78 933
Sphere Entertainment Co. * 877 37,229
Spotify Technology SA * 6,550 978,635
Take-Two Interactive
Software, Inc. *(d) 7,779 1,189,755
Vivid Seats, Inc., Class A * 146 1,216
Walt Disney Co. (The) * 87,327 7,762,497
Warner Bros Discovery, Inc. * 103,558 1,353,503
Warner Music Group Corp.,
Class A 736 23,221
World Wrestling
Entertainment, Inc., Class A 2,007 210,735
34,412,167
Financial Services 2.5%
Acacia Research Corp. * 2,520 10,055
Affirm Holdings, Inc.,
Class A *(d) 10,083 195,509
Alerus Financial Corp. 523 10,345
A-Mark Precious Metals, Inc. 120 4,895
Apollo Global Management,
Inc. 24,263 1,982,530
AvidXchange Holdings, Inc. * 6,702 83,172
Banco Latinoamericano de
Comercio Exterior SA,
Class E 2,611 60,889
Berkshire Hathaway, Inc.,
Class B * 83,163 29,270,049
Block, Inc., Class A * 25,539 2,056,656
Cannae Holdings, Inc. * 5,206 106,098
Cantaloupe, Inc. * 3,111 23,986
Cass Information Systems,
Inc. 558 21,176
Compass Diversified Holdings 2,635 59,367
Corebridge Financial, Inc. 478 8,943
Enact Holdings, Inc. 178 4,842
Equitable Holdings, Inc. 18,959 543,934
Essent Group Ltd. 5,142 255,043
Euronet Worldwide, Inc. * 2,211 194,281
EVERTEC, Inc. 3,165 124,479
Federal Agricultural Mortgage
Corp., Class C 747 120,080
Fidelity National Information
Services, Inc. 27,963 1,688,406
Finance of America Cos., Inc.,
Class A * 4,182 8,322
Fiserv, Inc. * 28,968 3,656,051
FleetCor Technologies,
Inc. *(d) 3,369 838,578
Flywire Corp. *(d) 3,960 135,194

40 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Financial Services
Global Payments, Inc. 13,165 1,451,441
I3 Verticals, Inc., Class A *(d) 637 15,931
International Money Express,
Inc. * 1,053 25,514
Jack Henry & Associates, Inc. 3,445 577,279
Jackson Financial, Inc.,
Class A 4,362 144,033
Marqeta, Inc., Class A * 22,653 126,404
Mastercard, Inc., Class A 39,560 15,597,717
Merchants Bancorp (d) 519 16,406
MGIC Investment Corp. 14,150 236,871
Mr. Cooper Group, Inc. * 3,626 210,199
NewtekOne, Inc. 1,545 27,501
NMI Holdings, Inc., Class A * 3,952 105,558
Ocwen Financial Corp. * 426 14,382
ORIX Corp. 246,200 4,733,738
Pagseguro Digital Ltd.,
Class A * 7,926 90,039
Paymentus Holdings, Inc.,
Class A * 93 1,050
Payoneer Global, Inc. * 9,561 50,865
PayPal Holdings, Inc. * 52,893 4,010,347
Paysafe Ltd. * 2,438 29,329
Paysign, Inc. * 2,165 4,157
PennyMac Financial Services,
Inc. (d) 1,299 97,724
Priority Technology Holdings,
Inc. *(d) 515 2,317
Radian Group, Inc. (d) 8,832 237,846
Remitly Global, Inc. *(d) 4,067 78,412
Repay Holdings Corp.,
Class A * 3,251 27,146
Rocket Cos., Inc., Class A *(d) 7,695 84,106
Security National Financial
Corp., Class A * 828 7,071
Shift4 Payments, Inc.,
Class A *(d) 2,493 171,992
StoneCo Ltd., Class A * 11,751 170,272
TFS Financial Corp. 2,537 36,812
Toast, Inc., Class A *(d) 16,482 363,758
UWM Holdings Corp.,
Class A (d) 5,301 34,775
Velocity Financial, Inc. * 114 1,411
Visa, Inc., Class A (d) 77,537 18,432,871
Voya Financial, Inc. 5,385 399,890
Walker & Dunlop, Inc. (d) 1,603 145,841
Waterstone Financial, Inc. 1,475 20,576
Western Union Co. (The) 16,585 202,005
WEX, Inc. * 1,999 378,511
89,824,977
Food Products 0.7%
Ajinomoto Co., Inc. 109,400 4,261,839
AppHarvest, Inc. * 756 60
Archer-Daniels-Midland Co. 25,586 2,173,787
B&G Foods, Inc. (d) 3,979 52,762
Benson Hill, Inc. * 16,823 23,384
Beyond Meat, Inc. *(d) 3,141 54,025
BRC, Inc., Class A * 338 1,548
Bunge Ltd. 7,023 763,189
Calavo Growers, Inc. (d) 653 24,638
Cal-Maine Foods, Inc. (d) 1,639 75,705
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 10,568 484,226
Conagra Brands, Inc. 24,640 808,438
Darling Ingredients, Inc. * 7,381 511,134
Dole plc (d) 2,255 29,789
Flowers Foods, Inc. 8,704 215,076
Forafric Global plc * 22 244
Fresh Del Monte Produce, Inc. 1,754 46,621
Freshpet, Inc. *(d) 2,125 156,272
General Mills, Inc. 28,642 2,140,703
Hain Celestial Group, Inc.
(The) * 3,378 42,799
Hershey Co. (The) 7,568 1,750,554
Hormel Foods Corp. 15,667 640,467
Hostess Brands, Inc.,
Class A * 5,910 142,076
Ingredion, Inc. 3,008 334,670
J & J Snack Foods Corp. 726 116,392
J M Smucker Co. (The) (d) 5,347 805,526
John B Sanfilippo & Son, Inc. 648 70,574
Kellogg Co. 12,350 826,092
Kraft Heinz Co. (The) 40,291 1,457,728
Lamb Weston Holdings, Inc. 6,681 692,352
Lancaster Colony Corp. (d) 920 177,220
Limoneira Co. 1,257 19,509
McCormick & Co., Inc.
(Non-Voting) 13,520 1,209,770
Mission Produce, Inc. * 1,831 21,276
Mondelez International, Inc.,
Class A 66,742 4,947,584
Pilgrim's Pride Corp. * 737 18,255
Post Holdings, Inc. *(d) 2,313 197,299
Seaboard Corp. 3 10,815
Seneca Foods Corp., Class A * 234 9,024
Simply Good Foods Co.
(The) *(d) 4,207 162,853
Sovos Brands, Inc. * 1,832 32,610
SunOpta, Inc. * 7,063 46,828
Tootsie Roll Industries, Inc. 91 3,172
TreeHouse Foods, Inc. * 2,465 127,219
Tyson Foods, Inc., Class A 13,085 729,096
Utz Brands, Inc. 3,214 53,834
Vital Farms, Inc. * 149 1,743
Westrock Coffee Co. *(d) 2,009 22,290
Whole Earth Brands, Inc. * 178 721
26,493,788
Gas Utilities 0.1%
Atmos Energy Corp. (d) 6,869 836,026
Brookfield Infrastructure Corp.,
Class A 4,123 192,627
Chesapeake Utilities Corp. 267 31,570
National Fuel Gas Co. 4,039 214,511
New Jersey Resources Corp. 4,362 194,981
Northwest Natural Holding Co. 1,960 84,221
ONE Gas, Inc. (d) 2,486 196,717
RGC Resources, Inc. 531 10,684
Southwest Gas Holdings,
Inc. (d) 2,900 191,226
Spire, Inc. (d) 2,196 139,600
Star Group LP 173 2,346

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Gas Utilities
UGI Corp. 9,641 260,211
2,354,720
Ground Transportation 0.6%
ArcBest Corp. 1,153 134,117
Avis Budget Group, Inc. * 955 210,377
Canadian National Railway
Co. 590 71,526
Canadian Pacific Kansas City
Ltd. 1,043 85,828
Covenant Logistics Group,
Inc., Class A 422 23,109
CSX Corp. 95,634 3,186,525
Daseke, Inc. * 1,525 11,864
FTAI Infrastructure, Inc. (d) 7,144 25,361
Heartland Express, Inc. 1,914 31,294
Hertz Global Holdings, Inc. * 5,889 99,230
JB Hunt Transport Services,
Inc. 3,907 796,794
Knight-Swift Transportation
Holdings, Inc., Class A 7,189 436,732
Landstar System, Inc. 1,699 345,899
Lyft, Inc., Class A * 14,585 185,375
Marten Transport Ltd. (d) 2,957 67,006
Norfolk Southern Corp. 11,130 2,599,857
Old Dominion Freight Line,
Inc. 4,653 1,951,887
PAM Transportation Services,
Inc. * 35 905
RXO, Inc. *(d) 5,434 119,820
Ryder System, Inc. 2,899 296,133
Saia, Inc. * 1,256 531,464
Schneider National, Inc.,
Class B 2,129 65,594
TuSimple Holdings, Inc.,
Class A * 7,372 17,250
Uber Technologies, Inc. * 91,470 4,524,106
U-Haul Holding Co. (d) 493 30,004
U-Haul Holding Co.
(Non-Voting) 3,824 218,771
Union Pacific Corp. 28,758 6,672,431
Universal Logistics Holdings,
Inc. (d) 276 8,581
Werner Enterprises, Inc. 2,683 126,155
XPO, Inc. * 5,394 373,480
23,247,475
Health Care Equipment & Supplies 1.9%
Abbott Laboratories 82,731 9,210,442
Accuray, Inc. *(d) 6,724 28,644
Alcon, Inc. 1,010 85,769
Align Technology, Inc. * 3,569 1,348,689
Alphatec Holdings, Inc. * 3,476 61,421
AngioDynamics, Inc. * 1,464 12,722
Apyx Medical Corp. * 179 1,001
Artivion, Inc. *(d) 1,431 24,928
Asahi Intecc Co. Ltd. 106,200 2,183,106
AtriCure, Inc. * 2,250 124,537
Atrion Corp. 28 15,697
Avanos Medical, Inc. * 2,099 51,363
Axogen, Inc. * 1,381 11,932
Axonics, Inc. * 2,238 135,108
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. 25,476 1,152,279
Becton Dickinson & Co. 13,751 3,831,304
Beyond Air, Inc. * 1,699 6,133
Boston Scientific Corp. * 67,673 3,508,845
Butterfly Network, Inc. *(d) 6,256 16,078
Cerus Corp. * 15,208 46,689
ClearPoint Neuro, Inc. * 1,645 11,301
CONMED Corp. 1,373 166,202
Cooper Cos., Inc. (The) 2,297 898,724
Cue Health, Inc. * 603 268
Cutera, Inc. * 679 13,587
CVRx, Inc. * 737 13,214
Dentsply Sirona, Inc. 10,052 417,359
Dexcom, Inc. * 18,192 2,265,996
Edwards Lifesciences Corp. * 28,390 2,329,967
Embecta Corp. 2,608 55,655
Enovis Corp. * 2,558 163,456
Envista Holdings Corp. * 7,673 264,028
GE HealthCare Technologies,
Inc. 21,224 1,655,472
Glaukos Corp. * 2,187 168,705
Globus Medical, Inc.,
Class A *(d) 3,835 231,135
Haemonetics Corp. *(d) 2,320 213,997
Hologic, Inc. * 12,340 980,043
Hoya Corp. 24,000 2,783,440
ICU Medical, Inc. * 902 160,718
IDEXX Laboratories, Inc. * 3,878 2,151,243
Inari Medical, Inc. *(d) 2,343 133,715
Inmode Ltd. * 3,118 133,793
Inogen, Inc. * 3,254 26,585
Inspire Medical Systems, Inc. * 1,337 384,802
Insulet Corp. *(d) 3,241 896,947
Integer Holdings Corp. * 1,507 139,367
Integra LifeSciences Holdings
Corp. *(d) 3,325 151,188
Intuitive Surgical, Inc. * 16,466 5,341,570
iRadimed Corp. 210 9,225
iRhythm Technologies, Inc. * 1,426 149,816
KORU Medical Systems, Inc. * 2,317 6,024
Lantheus Holdings, Inc. *(d) 3,136 271,233
LeMaitre Vascular, Inc. 960 60,701
LivaNova plc * 2,278 133,149
Masimo Corp. * 2,209 270,161
Medtronic plc 64,741 5,681,670
Merit Medical Systems, Inc. * 2,620 195,635
Nano-X Imaging Ltd. * 1,645 20,398
Neogen Corp. *(d) 10,020 232,364
Nevro Corp. * 1,668 41,683
Novocure Ltd. *(d) 4,889 159,577
NuVasive, Inc. * 2,520 103,849
Olympus Corp. 277,000 4,522,599
Omnicell, Inc. * 2,071 130,784
OraSure Technologies, Inc. * 2,505 11,824
Orchestra BioMed Holdings,
Inc. * 114 669
Orthofix Medical, Inc. * 1,111 21,876
OrthoPediatrics Corp. *(d) 493 20,583
Outset Medical, Inc. * 2,971 61,143
Paragon 28, Inc. * 3,346 59,124
Penumbra, Inc. * 1,697 514,802

42 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
PROCEPT BioRobotics
Corp. * 1,824 62,819
Pulmonx Corp. *(d) 1,053 14,742
Pulse Biosciences, Inc. *(d) 1,165 9,204
QuidelOrtho Corp. * 2,390 208,790
ResMed, Inc. 6,810 1,514,203
RxSight, Inc. * 134 4,472
Sanara Medtech, Inc. *(d) 271 11,344
Semler Scientific, Inc. * 362 8,887
Senseonics Holdings, Inc. * 2,486 2,252
Shockwave Medical, Inc. * 1,688 439,893
SI-BONE, Inc. *(d) 1,184 30,500
Sight Sciences, Inc. * 169 1,487
Silk Road Medical, Inc. * 2,701 61,691
STAAR Surgical Co. * 2,263 123,945
Stereotaxis, Inc. * 367 569
STERIS plc 4,670 1,053,318
Stryker Corp. 17,111 4,849,429
Surmodics, Inc. * 536 17,190
Tactile Systems Technology,
Inc. * 719 16,472
Tandem Diabetes Care,
Inc. *(d) 3,067 107,100
Tela Bio, Inc. * 1,052 10,299
Teleflex, Inc. (d) 2,209 554,835
Terumo Corp. 69,800 2,286,058
TransMedics Group, Inc. * 1,465 136,509
Treace Medical Concepts,
Inc. * 1,946 44,349
UFP Technologies, Inc. *(d) 297 57,816
Utah Medical Products, Inc. 150 14,749
Varex Imaging Corp. * 1,504 35,028
Vicarious Surgical, Inc.,
Class A * 185 303
Zimmer Biomet Holdings, Inc. 9,912 1,369,343
Zimvie, Inc. * 149 2,044
Zomedica Corp. * 5,733 1,204
Zynex, Inc. *(d) 790 7,710
69,746,607
Health Care Providers & Services 1.6%
23andMe Holding Co.,
Class A *(d) 17,520 33,638
Acadia Healthcare Co., Inc. * 4,227 334,060
Accolade, Inc. * 3,125 46,938
AdaptHealth Corp.,
Class A *(d) 4,429 60,854
Addus HomeCare Corp. * 753 68,952
Agiliti, Inc. *(d) 1,039 17,840
agilon health, Inc. *(d) 12,552 240,371
AirSculpt Technologies, Inc. 69 626
Alignment Healthcare, Inc. * 6,022 37,397
Amedisys, Inc. * 1,490 135,352
AmerisourceBergen Corp. 8,047 1,503,984
AMN Healthcare Services,
Inc. *(d) 1,852 198,442
Apollo Medical Holdings, Inc. * 2,057 75,348
Aveanna Healthcare Holdings,
Inc. * 288 498
Brookdale Senior Living, Inc. * 7,560 26,611
Cano Health, Inc. *(d) 11,867 17,444
Cardinal Health, Inc. 12,880 1,178,134
Common Stocks
Shares Value ($)
Health Care Providers & Services
CareMax, Inc. * 460 1,099
Castle Biosciences, Inc. *(d) 886 14,929
Centene Corp. * 25,622 1,744,602
Chemed Corp. 692 360,594
Cigna Group (The) 13,771 4,063,822
Clover Health Investments
Corp., Class A * 1,939 2,424
Community Health Systems,
Inc. *(d) 7,453 32,719
CorVel Corp. * 356 72,823
Cross Country Healthcare,
Inc. * 1,558 40,196
CVS Health Corp. 61,792 4,615,244
DaVita, Inc. * 2,510 255,995
DocGo, Inc. *(d) 3,230 27,100
Elevance Health, Inc. 11,339 5,347,813
Encompass Health Corp. 4,594 303,342
Enhabit, Inc. *(d) 2,595 35,629
Ensign Group, Inc. (The) (d) 2,413 233,747
Fulgent Genetics, Inc. *(d) 954 37,044
GeneDx Holdings Corp.,
Class A * 97 719
Guardant Health, Inc. * 5,083 198,339
HCA Healthcare, Inc. 9,630 2,627,160
HealthEquity, Inc. * 3,907 265,442
Henry Schein, Inc. * 6,105 481,013
Hims & Hers Health, Inc. * 6,855 61,489
Humana, Inc. 6,021 2,750,573
InfuSystem Holdings, Inc. *(d) 1,311 13,530
Innovage Holding Corp. * 107 770
Invitae Corp. *(d) 12,028 17,080
Joint Corp. (The) * 504 6,804
Laboratory Corp. of America
Holdings 4,182 894,655
LifeStance Health Group,
Inc. * 6,732 63,213
McKesson Corp. 6,436 2,589,846
ModivCare, Inc. * 844 36,917
Molina Healthcare, Inc. * 2,699 821,819
National HealthCare Corp. 1,039 61,322
National Research Corp. (d) 531 22,785
NeoGenomics, Inc. *(d) 6,920 119,924
Nutex Health, Inc. * 1,930 808
OPKO Health, Inc. *(d) 13,347 24,825
Option Care Health, Inc. * 7,883 266,288
Owens & Minor, Inc. * 4,071 78,326
Patterson Cos., Inc. 4,178 137,414
Pediatrix Medical Group, Inc. * 4,377 60,096
Pennant Group, Inc. (The) * 1,029 11,813
PetIQ, Inc., Class A * 773 12,940
Premier, Inc., Class A 5,513 152,986
Privia Health Group, Inc. *(d) 3,270 91,298
Progyny, Inc. * 3,558 148,582
Quest Diagnostics, Inc. 6,902 933,219
Quipt Home Medical Corp. * 2,675 14,204
R1 RCM, Inc. * 7,297 126,092
RadNet, Inc. *(d) 2,296 75,952
Select Medical Holdings Corp. 4,506 135,225
Surgery Partners, Inc. *(d) 3,049 117,783
Talkspace, Inc. * 564 976
Tenet Healthcare Corp. * 4,644 347,046
UnitedHealth Group, Inc. 44,150 22,356,236

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 2,828 392,979
US Physical Therapy, Inc. (d) 570 66,274
Viemed Healthcare, Inc. * 2,263 19,122
57,769,495
Health Care REITs 0.1%
CareTrust REIT, Inc. 5,273 109,626
Community Healthcare Trust,
Inc. 1,398 49,265
Diversified Healthcare Trust 9,015 18,841
Global Medical REIT, Inc. 1,620 16,038
Healthcare Realty Trust, Inc.,
Class A 17,021 332,420
Healthpeak Properties, Inc. 26,090 569,545
LTC Properties, Inc. 2,245 75,342
Medical Properties Trust, Inc. 27,802 280,522
National Health Investors, Inc. 2,127 116,794
Omega Healthcare Investors,
Inc. 13,283 423,728
Physicians Realty Trust 10,961 161,565
Sabra Health Care REIT, Inc. 11,195 145,423
Universal Health Realty
Income Trust 497 23,722
Ventas, Inc. 20,467 993,059
Welltower, Inc. 23,419 1,923,871
5,239,761
Health Care Technology 0.1%
American Well Corp., Class A * 16,179 39,639
Certara, Inc. * 5,470 106,501
Computer Programs &
Systems, Inc. * 528 13,844
Definitive Healthcare Corp.,
Class A *(d) 2,392 28,297
Doximity, Inc., Class A *(d) 5,062 180,865
Evolent Health, Inc.,
Class A *(d) 5,027 152,771
GoodRx Holdings, Inc.,
Class A * 398 3,677
Health Catalyst, Inc. * 3,560 49,947
HealthStream, Inc. 1,505 33,832
Multiplan Corp. * 18,341 39,433
NextGen Healthcare, Inc. * 2,727 45,350
OptimizeRx Corp. * 460 6,417
Phreesia, Inc. * 3,001 95,192
Schrodinger, Inc. *(d) 2,591 135,535
Sharecare, Inc. * 6,871 9,551
Simulations Plus, Inc. (d) 532 26,494
Teladoc Health, Inc. *(d) 7,575 225,508
Veeva Systems, Inc., Class A * 6,810 1,390,738
Veradigm, Inc. * 5,664 76,577
2,660,168
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 10,050 155,775
Ashford Hospitality Trust, Inc. * 203 812
Braemar Hotels & Resorts,
Inc. 311 1,151
Chatham Lodging Trust 1,905 18,288
DiamondRock Hospitality Co. 10,483 89,105
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Hersha Hospitality Trust,
Class A 1,296 8,113
Host Hotels & Resorts, Inc. 33,371 614,026
Park Hotels & Resorts, Inc. 10,160 138,481
Pebblebrook Hotel Trust 2,118 32,723
RLJ Lodging Trust 7,235 74,520
Ryman Hospitality Properties,
Inc. 2,534 241,465
Service Properties Trust 7,727 65,602
Summit Hotel Properties, Inc. 3,329 21,439
Sunstone Hotel Investors, Inc. 10,393 105,905
Xenia Hotels & Resorts, Inc. 5,534 70,282
1,637,687
Hotels, Restaurants & Leisure 1.4%
Accel Entertainment, Inc.,
Class A * 1,456 16,598
Airbnb, Inc., Class A *(d) 19,059 2,900,589
Aramark 13,182 532,157
Bally's Corp. * 1,203 19,585
Biglari Holdings, Inc.,
Class B * 51 10,361
BJ's Restaurants, Inc. * 1,326 49,937
Bloomin' Brands, Inc. 4,127 110,893
Bluegreen Vacations Holding
Corp., Class A 55 2,150
Booking Holdings, Inc. * 1,746 5,187,017
Bowlero Corp. *(d) 1,039 12,603
Boyd Gaming Corp. 3,512 239,940
Brinker International, Inc. * 1,811 71,136
Caesars Entertainment, Inc. * 9,593 566,179
Carnival Corp. *(d) 46,930 884,161
Carrols Restaurant Group,
Inc. * 2,436 14,348
Cava Group, Inc. * 944 53,912
Century Casinos, Inc. *(d) 1,461 11,615
Cheesecake Factory, Inc.
(The) (d) 2,302 84,668
Chipotle Mexican Grill, Inc.,
Class A * 1,338 2,625,531
Choice Hotels International,
Inc. (d) 1,325 173,244
Churchill Downs, Inc. 3,232 374,427
Chuy's Holdings, Inc. * 716 29,779
Cracker Barrel Old Country
Store, Inc. (d) 1,086 101,215
Darden Restaurants, Inc. 6,231 1,052,541
Dave & Buster's
Entertainment, Inc. * 1,959 89,722
Denny's Corp. * 2,125 24,990
Dine Brands Global, Inc. (d) 794 47,894
Domino's Pizza, Inc. 1,664 660,175
DoorDash, Inc., Class A * 13,987 1,269,880
DraftKings, Inc., Class A * 27,030 859,013
Dutch Bros, Inc., Class A * 241 7,473
El Pollo Loco Holdings, Inc. 667 7,104
Everi Holdings, Inc. * 3,745 55,576
Expedia Group, Inc. * 6,728 824,382
F45 Training Holdings, Inc. * 276 186
Fiesta Restaurant Group,
Inc. * 1,174 9,040

44 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
First Watch Restaurant Group,
Inc. * 96 1,789
Genius Sports Ltd. * 667 5,229
Global Business Travel Group
I *(d) 2,269 15,974
Golden Entertainment, Inc. * 1,262 53,433
Hilton Grand Vacations,
Inc. *(d) 3,635 169,028
Hilton Worldwide Holdings,
Inc. 12,750 1,982,498
Hyatt Hotels Corp., Class A (d) 2,270 286,815
Inspired Entertainment, Inc. * 143 1,800
International Game
Technology plc 4,462 150,950
Jack in the Box, Inc. 939 93,346
Krispy Kreme, Inc. 4,331 66,697
Kura Sushi USA, Inc.,
Class A * 161 16,021
Las Vegas Sands Corp. * 15,689 938,359
Life Time Group Holdings,
Inc. * 1,895 34,281
Light & Wonder, Inc. * 4,234 297,650
Lindblad Expeditions
Holdings, Inc. * 1,027 12,139
Marriott International, Inc.,
Class A 12,064 2,434,636
Marriott Vacations Worldwide
Corp. 1,693 217,567
McDonald's Corp. 34,380 10,080,216
MGM Resorts International 14,440 733,119
Monarch Casino & Resort, Inc. 735 50,950
Mondee Holdings, Inc. * 3,134 26,827
Nathan's Famous, Inc. 204 16,340
NEOGAMES SA * 80 2,179
Noodles & Co., Class A * 1,237 4,515
Norwegian Cruise Line
Holdings Ltd. *(d) 19,986 441,091
ONE Group Hospitality, Inc.
(The) * 309 2,277
Papa John's International, Inc. 1,597 132,072
Penn Entertainment, Inc. *(d) 7,055 185,476
Planet Fitness, Inc., Class A * 3,919 264,689
PlayAGS, Inc. * 2,666 17,649
Portillo's, Inc., Class A * 2,927 67,467
Potbelly Corp. * 1,730 16,522
RCI Hospitality Holdings,
Inc. (d) 409 28,528
Red Robin Gourmet Burgers,
Inc. *(d) 1,141 16,602
Red Rock Resorts, Inc.,
Class A (d) 2,069 100,347
Royal Caribbean Cruises
Ltd. *(d) 10,952 1,194,973
Rush Street Interactive, Inc. * 4,074 15,603
Sabre Corp. *(d) 16,397 67,228
SeaWorld Entertainment, Inc. * 1,690 93,575
Shake Shack, Inc.,
Class A *(d) 1,776 137,924
Six Flags Entertainment
Corp. * 3,448 82,407
Sonder Holdings, Inc. * 1,046 617
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 53,128 5,396,211
Super Group SGHC Ltd. * 9,047 27,412
Sweetgreen, Inc., Class A *(d) 4,194 63,204
Target Hospitality Corp. *(d) 1,799 22,973
Texas Roadhouse, Inc.,
Class A 3,271 364,880
TH International Ltd. * 138 411
Travel + Leisure Co. 3,443 140,233
Vacasa, Inc., Class A * 626 464
Vail Resorts, Inc. 1,889 444,841
Wendy's Co. (The) 11,087 238,260
Wingstop, Inc. 1,376 231,966
Wyndham Hotels & Resorts,
Inc. 4,060 316,355
Wynn Resorts Ltd. 4,846 528,117
Xponential Fitness, Inc.,
Class A *(d) 303 6,399
Yum! Brands, Inc. 14,831 2,041,784
49,360,936
Household Durables 0.5%
Beazer Homes USA, Inc. * 979 32,924
Cavco Industries, Inc. *(d) 431 127,425
Century Communities, Inc. 1,471 113,591
Cricut, Inc., Class A (d) 3,433 40,715
DR Horton, Inc. 14,773 1,876,466
Dream Finders Homes, Inc.,
Class A * 127 3,238
Ethan Allen Interiors, Inc. 938 29,519
Garmin Ltd. 7,121 754,043
GoPro, Inc., Class A * 5,113 20,912
Green Brick Partners, Inc. *(d) 1,304 73,702
Helen of Troy Ltd. * 1,136 160,517
Hooker Furnishings Corp. 729 14,631
Hovnanian Enterprises, Inc.,
Class A * 27 2,879
Installed Building Products,
Inc. 1,082 160,158
iRobot Corp. * 1,267 50,680
KB Home 3,449 186,143
Landsea Homes Corp. * 48 474
La-Z-Boy, Inc. 2,252 70,645
Legacy Housing Corp. * 340 8,065
Leggett & Platt, Inc. 8,875 259,682
Lennar Corp., Class A (d) 12,764 1,612,540
LGI Homes, Inc. *(d) 966 134,032
Lifetime Brands, Inc. 66 363
Lovesac Co. (The) *(d) 315 9,223
M/I Homes, Inc. * 1,375 137,500
MDC Holdings, Inc. (d) 4,361 223,632
Meritage Homes Corp. (d) 976 145,375
Mohawk Industries, Inc. * 2,476 263,298
Newell Brands, Inc. 18,381 205,132
NVR, Inc. * 143 901,821
PulteGroup, Inc. 10,674 900,779
Purple Innovation, Inc.,
Class A (d) 2,248 7,014
Skyline Champion Corp. *(d) 2,527 176,031
Snap One Holdings Corp. * 104 1,013
Sonos, Inc. *(d) 7,112 121,900
Sony Group Corp. 76,400 7,149,750

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A * 4,755 230,237
Tempur Sealy International,
Inc. 7,767 346,641
Toll Brothers, Inc. 5,317 427,115
TopBuild Corp. * 1,482 405,964
Traeger, Inc. * 323 1,441
Tri Pointe Homes, Inc. * 4,507 143,683
Universal Electronics, Inc. * 71 793
Vizio Holding Corp.,
Class A *(d) 6,236 46,458
VOXX International Corp.,
Class A *(d) 995 9,194
Whirlpool Corp. (d) 2,523 363,968
17,951,306
Household Products 0.8%
Central Garden & Pet Co. * 2,481 95,405
Church & Dwight Co., Inc. 13,088 1,252,129
Clorox Co. (The) 5,798 878,281
Colgate-Palmolive Co. 39,589 3,019,057
Energizer Holdings, Inc. (d) 3,230 115,311
Kimberly-Clark Corp. 17,530 2,263,123
Oil-Dri Corp. of America 325 20,400
Procter & Gamble Co. (The) 113,115 17,679,874
Reynolds Consumer Products,
Inc. 2,988 82,708
Spectrum Brands Holdings,
Inc. 2,782 218,137
Unicharm Corp. 109,600 4,058,116
WD-40 Co. (d) 637 146,191
29,828,732
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 31,198 674,813
Altus Power, Inc., Class A *(d) 2,475 16,855
Brookfield Renewable Corp.,
Class A (d) 6,239 194,469
Clearway Energy, Inc., Class A 4,799 124,377
Montauk Renewables, Inc. * 4,657 40,749
NextEra Energy Partners LP 517 28,151
Ormat Technologies, Inc. 2,494 202,762
Spruce Power Holding Corp. * 603 585
Sunnova Energy International,
Inc. *(d) 5,534 97,730
Vistra Corp. 17,499 491,022
1,871,513
Industrial Conglomerates 0.4%
3M Co. 25,976 2,896,324
General Electric Co. 51,173 5,846,003
Honeywell International, Inc. 32,414 6,292,530
15,034,857
Industrial REITs 0.2%
Americold Realty Trust, Inc. 12,607 408,719
EastGroup Properties, Inc. 1,956 346,564
First Industrial Realty Trust,
Inc. 5,632 291,174
Industrial Logistics Properties
Trust 382 1,620
Common Stocks
Shares Value ($)
Industrial REITs
Innovative Industrial
Properties, Inc. 1,207 95,631
LXP Industrial Trust 13,638 137,335
Plymouth Industrial REIT, Inc. 2,876 65,486
Prologis, Inc. 44,131 5,505,342
Rexford Industrial Realty, Inc. 9,051 498,620
STAG Industrial, Inc. 8,144 295,627
Terreno Realty Corp. 3,477 206,325
7,852,443
Insurance 1.4%
Aflac, Inc. 28,490 2,060,967
Allstate Corp. (The) 13,765 1,551,040
Ambac Financial Group, Inc. * 1,809 25,579
American Equity Investment
Life Holding Co. 3,697 198,418
American Financial Group,
Inc. 3,771 458,591
American International Group,
Inc. 34,769 2,095,875
AMERISAFE, Inc. 1,778 92,669
Aon plc, Class A 9,541 3,038,808
Arch Capital Group Ltd. * 16,973 1,318,632
Argo Group International
Holdings Ltd. (d) 2,050 60,885
Arthur J Gallagher & Co. 10,050 2,158,740
Assurant, Inc. 2,910 391,424
Assured Guaranty Ltd. 2,744 164,036
Axis Capital Holdings Ltd. 3,615 199,259
Bright Health Group, Inc. * 16 202
Brighthouse Financial, Inc. * 3,446 179,640
Brown & Brown, Inc. 11,176 787,349
BRP Group, Inc., Class A * 2,634 65,613
Chubb Ltd. 17,168 3,509,311
Cincinnati Financial Corp. 7,287 783,935
Citizens, Inc., Class A * 269 691
CNA Financial Corp. 1,791 70,136
CNO Financial Group, Inc. (d) 5,599 144,006
Crawford & Co., Class A 638 6,131
Donegal Group, Inc., Class A 447 6,513
eHealth, Inc. * 443 3,349
Employers Holdings, Inc. 157 6,065
Enstar Group Ltd. *(d) 577 147,643
Erie Indemnity Co., Class A 150 33,294
Everest Group Ltd. 1,963 707,681
F&G Annuities & Life, Inc. (d) 856 22,427
Fidelity National Financial, Inc. 12,038 471,528
First American Financial
Corp. (d) 4,744 300,675
Genworth Financial, Inc.,
Class A * 4,014 23,522
Global Indemnity Group LLC,
Class A 40 1,375
Globe Life, Inc. 4,351 488,052
GoHealth, Inc., Class A * 260 4,815
Goosehead Insurance, Inc.,
Class A * 985 65,867
Greenlight Capital Re Ltd.,
Class A * 1,493 15,348
Hagerty, Inc., Class A * 426 3,762
Hanover Insurance Group,
Inc. (The) 1,672 189,739

46 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Hartford Financial Services
Group, Inc. (The) 14,570 1,047,292
HCI Group, Inc. 276 17,336
Hippo Holdings, Inc. * 73 1,256
Horace Mann Educators Corp. 770 23,200
Investors Title Co. 73 11,428
James River Group Holdings
Ltd. 213 3,938
Kemper Corp. 2,897 147,660
Kingsway Financial Services,
Inc. * 706 5,909
Kinsale Capital Group, Inc. 1,016 378,592
Lemonade, Inc. *(d) 2,471 57,451
Lincoln National Corp. 8,018 224,825
Loews Corp. 9,008 564,351
Maiden Holdings Ltd. * 6,019 11,737
Manulife Financial Corp. 4,453 89,060
Markel Group, Inc. * 628 910,418
Marsh & McLennan Cos., Inc. 23,930 4,508,891
MBIA, Inc. * 2,769 24,201
Mercury General Corp. 1,487 47,852
MetLife, Inc. 30,731 1,935,131
National Western Life Group,
Inc., Class A 100 42,167
NI Holdings, Inc. * 307 4,277
Old Republic International
Corp. 13,034 359,347
Oscar Health, Inc., Class A * 5,526 41,556
Palomar Holdings, Inc. * 888 53,777
Primerica, Inc. (d) 1,741 370,311
Principal Financial Group, Inc. 12,348 986,235
ProAssurance Corp. 587 9,862
Progressive Corp. (The) 27,558 3,471,757
Prudential Financial, Inc. 17,913 1,728,425
Reinsurance Group of
America, Inc. 3,109 436,348
RenaissanceRe Holdings Ltd. 2,274 424,692
RLI Corp. 1,898 253,212
Ryan Specialty Holdings, Inc.,
Class A * 4,111 178,171
Safety Insurance Group, Inc. 111 7,992
Selective Insurance Group,
Inc. (d) 2,824 291,409
Selectquote, Inc. *(d) 10,329 19,522
SiriusPoint Ltd. * 3,678 34,353
Skyward Specialty Insurance
Group, Inc. * 83 1,966
Stewart Information Services
Corp. 311 14,657
Tiptree, Inc., Class A 960 14,179
Tokio Marine Holdings, Inc. 239,700 5,492,107
Travelers Cos., Inc. (The) 11,897 2,053,541
Trupanion, Inc. *(d) 1,859 57,350
United Fire Group, Inc. (d) 885 21,275
United Insurance Holdings
Corp. * 1,300 6,890
Universal Insurance Holdings,
Inc. 943 14,645
Unum Group 9,316 452,851
W R Berkley Corp. 10,066 620,972
Common Stocks
Shares Value ($)
Insurance
White Mountains Insurance
Group Ltd. (d) 117 181,001
Willis Towers Watson plc 5,102 1,078,206
50,587,173
Interactive Media & Services 3.0%
Alphabet, Inc., Class A * 527,036 70,042,730
Angi, Inc., Class A * 463 1,792
Bumble, Inc., Class A * 4,645 86,025
Cargurus, Inc., Class A * 4,478 101,472
Cars.com, Inc. * 2,736 62,408
Eventbrite, Inc., Class A * 3,479 40,043
EverQuote, Inc., Class A * 586 4,149
fuboTV, Inc. *(d) 8,257 27,826
Getty Images Holdings, Inc. * 1,110 5,506
Grindr, Inc. * 2,719 16,042
IAC, Inc. * 3,628 252,509
Liberty TripAdvisor Holdings,
Inc., Class A * 423 322
Match Group, Inc. * 13,084 608,537
MediaAlpha, Inc., Class A * 215 2,180
Meta Platforms, Inc., Class A * 105,437 33,592,228
Nextdoor Holdings, Inc. *(d) 10,289 31,999
Outbrain, Inc. * 180 956
Pinterest, Inc., Class A * 27,956 810,445
QuinStreet, Inc. * 1,525 13,542
Rumble, Inc. * 460 3,965
Shutterstock, Inc. (d) 1,216 62,563
Snap, Inc., Class A * 5,767 65,513
System1, Inc. * 1,745 4,991
Taboola.com Ltd. * 781 2,921
TripAdvisor, Inc. *(d) 5,148 96,010
TrueCar, Inc. * 3,738 9,158
Vimeo, Inc. * 8,159 33,615
Vinco Ventures, Inc. * 2 1
Yelp, Inc., Class A * 3,239 145,917
Ziff Davis, Inc. * 2,206 159,979
ZipRecruiter, Inc., Class A * 3,795 70,283
ZoomInfo Technologies, Inc.,
Class A *(d) 14,461 369,768
106,725,395
IT Services 1.3%
Accenture plc, Class A (d) 29,994 9,488,602
Akamai Technologies, Inc. * 7,220 682,290
Amdocs Ltd. 5,674 531,313
BigBear.ai Holdings, Inc. * 137 275
BigCommerce Holdings,
Inc. Series 1,* 2,854 30,852
Brightcove, Inc. * 1,584 7,112
Cloudflare, Inc., Class A *(d) 13,494 927,982
Cognizant Technology
Solutions Corp., Class A 26,758 1,766,831
DigitalOcean Holdings,
Inc. *(d) 2,852 141,231
DXC Technology Co. * 10,721 296,436
Edgio, Inc. * 797 626
EPAM Systems, Inc. * 2,624 621,389
Fastly, Inc., Class A *(d) 6,580 120,875
Gartner, Inc. * 3,601 1,273,277
Globant SA *(d) 1,927 336,705
GoDaddy, Inc., Class A * 7,110 548,110

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
IT Services
Grid Dynamics Holdings, Inc. * 3,785 39,440
Hackett Group, Inc. (The) 984 22,878
Information Services Group,
Inc. 198 1,020
International Business
Machines Corp. 43,548 6,278,751
Kyndryl Holdings, Inc. * 9,714 132,693
MongoDB, Inc., Class A *(d) 3,103 1,313,810
Nomura Research Institute
Ltd. 93,100 2,646,463
NTT Data Group Corp. 245,900 3,420,397
Obic Co. Ltd. 19,900 3,258,727
Okta, Inc., Class A * 7,043 541,325
Otsuka Corp. 73,400 3,056,234
Perficient, Inc. *(d) 1,608 102,574
Rackspace Technology, Inc. * 2,342 5,433
SHIFT, Inc. * 19,100 4,524,290
Snowflake, Inc., Class A * 14,375 2,554,581
Squarespace, Inc., Class A * 2,568 85,103
Thoughtworks Holding,
Inc. *(d) 4,889 34,663
Tucows, Inc., Class A * 317 9,792
Twilio, Inc., Class A *(d) 7,996 527,976
Unisys Corp. * 2,513 13,671
VeriSign, Inc. * 4,214 888,943
46,232,670
Leisure Products 0.1%
Acushnet Holdings Corp. 1,233 73,524
AMMO, Inc. *(d) 771 1,604
Brunswick Corp. 3,240 279,644
Clarus Corp. (d) 742 6,604
Escalade, Inc. 660 9,636
Funko, Inc., Class A *(d) 1,044 8,519
Hasbro, Inc. 6,135 396,076
JAKKS Pacific, Inc. * 479 9,982
Johnson Outdoors, Inc.,
Class A 230 13,598
Latham Group, Inc. * 222 875
Malibu Boats, Inc., Class A * 965 57,852
Marine Products Corp. 281 4,507
MasterCraft Boat Holdings,
Inc. * 772 23,662
Mattel, Inc. * 16,647 354,581
Peloton Interactive, Inc.,
Class A *(d) 14,178 137,668
Polaris, Inc. (d) 2,532 343,947
Smith & Wesson Brands, Inc. 2,551 32,474
Solo Brands, Inc., Class A * 127 744
Sturm Ruger & Co., Inc. 1,075 56,921
Topgolf Callaway Brands
Corp. *(d) 6,441 128,627
Vista Outdoor, Inc. *(d) 3,207 97,172
YETI Holdings, Inc. *(d) 4,114 175,256
2,213,473
Life Sciences Tools & Services 0.9%
10X Genomics, Inc.,
Class A *(d) 4,300 270,814
Adaptive Biotechnologies
Corp. * 7,483 63,157
Agilent Technologies, Inc. 15,235 1,855,166
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Akoya Biosciences, Inc. * 101 697
Avantor, Inc. * 31,631 650,650
Azenta, Inc. *(d) 3,221 151,323
BioLife Solutions, Inc. *(d) 1,273 25,307
Bionano Genomics, Inc. * 1,777 1,044
Bio-Rad Laboratories, Inc.,
Class A * 993 402,522
Bio-Techne Corp. 7,325 610,905
Bruker Corp. 4,898 336,591
Charles River Laboratories
International, Inc. * 2,359 494,305
Codexis, Inc. * 4,000 14,400
CryoPort, Inc. * 2,310 37,122
Cytek Biosciences, Inc. * 5,227 46,834
Danaher Corp. 31,033 7,915,277
Fortrea Holdings, Inc. *(d) 4,133 132,091
Harvard Bioscience, Inc. * 2,593 12,057
ICON plc * 3,822 960,889
Illumina, Inc. * 7,446 1,430,749
Inotiv, Inc. * 116 844
IQVIA Holdings, Inc. * 8,655 1,936,643
Maravai LifeSciences
Holdings, Inc., Class A * 5,520 62,431
MaxCyte, Inc. * 537 2,400
Medpace Holdings, Inc. * 1,099 278,234
Mesa Laboratories, Inc. 366 47,090
Mettler-Toledo International,
Inc. * 1,016 1,277,590
NanoString Technologies,
Inc. * 1,511 7,192
Nautilus Biotechnology, Inc.,
Class A * 270 888
OmniAb, Inc. *(d) 4,281 23,545
OmniAb, Inc. *^∞(d) 652 0
Pacific Biosciences of
California, Inc. * 11,520 152,179
Personalis, Inc. * 219 517
PhenomeX, Inc. * 460 253
QIAGEN NV * 9,154 428,590
Quanterix Corp. * 786 19,524
Quantum-Si, Inc. * 562 2,186
Repligen Corp. * 2,576 441,939
Revvity, Inc. 5,926 728,602
Seer, Inc., Class A * 3,003 15,195
Singular Genomics Systems,
Inc. * 264 209
SomaLogic, Inc. *(d) 1,014 2,484
Sotera Health Co. *(d) 5,073 96,286
Syneos Health, Inc. * 4,793 203,271
Thermo Fisher Scientific, Inc. 18,180 9,974,639
Waters Corp. * 2,727 753,225
West Pharmaceutical
Services, Inc. 3,487 1,283,355
33,151,211
Machinery 1.3%
374Water, Inc. *(d) 4,264 8,485
3D Systems Corp. * 6,655 57,965
AGCO Corp. 2,917 388,253
Alamo Group, Inc. 496 96,105
Albany International Corp.,
Class A 1,456 140,184

48 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Allison Transmission Holdings,
Inc. 4,059 238,223
Astec Industries, Inc. 1,177 58,144
Barnes Group, Inc. 2,520 99,036
Blue Bird Corp. *(d) 688 14,407
Caterpillar, Inc. 24,349 6,456,624
Chart Industries, Inc. *(d) 1,967 358,309
CIRCOR International, Inc. * 782 43,557
CNH Industrial NV 45,918 659,382
Columbus McKinnon Corp. 1,436 60,800
Commercial Vehicle Group,
Inc. * 2,301 24,160
Crane Co. 2,200 206,118
Crane NXT Co. (d) 2,265 133,975
Cummins, Inc. 6,684 1,743,187
Daifuku Co. Ltd. 87,000 1,853,877
Deere & Co. 12,842 5,516,923
Desktop Metal, Inc.,
Class A *(d) 12,408 22,583
Donaldson Co., Inc. 5,602 351,974
Douglas Dynamics, Inc. 1,159 35,987
Dover Corp. 6,565 958,293
Energy Recovery, Inc. *(d) 2,758 84,064
Enerpac Tool Group Corp.,
Class A 2,863 78,675
EnPro Industries, Inc. 988 137,115
Esab Corp. 2,578 177,109
ESCO Technologies, Inc. (d) 1,241 124,783
Federal Signal Corp. (d) 2,681 163,782
Flowserve Corp. 6,158 232,526
Fortive Corp. 16,829 1,318,552
Franklin Electric Co., Inc. 2,089 206,435
Gates Industrial Corp. plc * 6,006 81,802
Gencor Industries, Inc. * 699 10,660
Gorman-Rupp Co. (The) 733 23,236
Graco, Inc. 7,861 623,613
Greenbrier Cos., Inc. (The) 1,303 60,186
Helios Technologies, Inc. 1,542 97,454
Hillenbrand, Inc. 3,052 158,521
Hillman Solutions Corp. * 8,172 80,412
Hyliion Holdings Corp. * 3,630 7,151
Hyster-Yale Materials
Handling, Inc. 368 17,576
Hyzon Motors, Inc. * 457 932
IDEX Corp. 3,529 796,883
Illinois Tool Works, Inc. 14,677 3,864,748
Ingersoll Rand, Inc. 18,986 1,239,216
ITT, Inc. 4,032 401,587
John Bean Technologies
Corp. (d) 1,424 176,021
Kadant, Inc. 547 121,899
Kennametal, Inc. (d) 4,045 123,292
Lincoln Electric Holdings, Inc. 2,605 522,850
Lindsay Corp. 539 71,434
Luxfer Holdings plc 987 12,495
Manitowoc Co., Inc. (The) * 1,391 25,205
Markforged Holding Corp. * 603 1,260
Mayville Engineering Co.,
Inc. * 812 9,817
Microvast Holdings, Inc. *(d) 2,621 7,522
Middleby Corp. (The) *(d) 2,420 367,477
Miller Industries, Inc. 454 17,225
Common Stocks
Shares Value ($)
Machinery
Mueller Industries, Inc. (d) 2,553 206,946
Mueller Water Products, Inc.,
Class A 7,462 120,064
Nikola Corp. *(d) 14,939 39,887
Nordson Corp. 2,671 672,050
Omega Flex, Inc. 99 8,862
Oshkosh Corp. 3,068 282,471
Otis Worldwide Corp. 22,368 2,034,593
PACCAR, Inc. 25,406 2,188,219
Parker-Hannifin Corp. 6,013 2,465,390
Park-Ohio Holdings Corp. 606 11,678
Pentair plc (d) 7,611 528,964
Proterra, Inc. *(d) 16,308 27,561
Proto Labs, Inc. * 836 27,713
RBC Bearings, Inc. *(d) 1,300 293,865
REV Group, Inc. 1,076 13,913
Shyft Group, Inc. (The) 1,388 20,029
SMC Corp. 2,900 1,514,817
Snap-on, Inc. 2,480 675,651
SPX Technologies, Inc. *(d) 2,035 172,181
Standex International Corp. 618 91,816
Stanley Black & Decker, Inc. 7,242 718,913
Symbotic, Inc., Class A * 76 4,829
Tennant Co. 917 73,580
Terex Corp. 3,088 181,049
Timken Co. (The) (d) 2,900 269,294
Titan International, Inc. * 3,844 48,012
Toro Co. (The) 4,881 496,154
Trinity Industries, Inc. (d) 3,833 100,501
Velo3D, Inc. * 524 1,200
Wabash National Corp. 2,675 63,344
Watts Water Technologies,
Inc., Class A 1,284 239,505
Westinghouse Air Brake
Technologies Corp. 10,002 1,184,637
Xos, Inc. * 316 128
Xylem, Inc. 11,188 1,261,447
47,009,329
Marine Transportation 0.0%
†
Costamare, Inc. 1,656 18,498
Diana Shipping, Inc. 508 1,981
Eagle Bulk Shipping, Inc. (d) 669 30,901
Genco Shipping & Trading Ltd. 2,165 31,393
Global Ship Lease, Inc.,
Class A 196 4,206
Golden Ocean Group Ltd. (d) 4,424 34,684
Himalaya Shipping Ltd. * 1,815 10,944
Kirby Corp. * 2,779 226,433
Matson, Inc. (d) 1,625 151,872
Pangaea Logistics Solutions
Ltd. 2,571 17,920
Safe Bulkers, Inc. 2,003 6,670
Star Bulk Carriers Corp. 399 7,214
542,716
Media 0.5%
Advantage Solutions, Inc. * 3,390 8,780
Altice USA, Inc., Class A * 1,209 4,099
AMC Networks, Inc., Class A * 2,013 25,404
Boston Omaha Corp.,
Class A * 489 9,545

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Media
Cable One, Inc. 252 182,433
Cardlytics, Inc. * 1,866 21,776
Charter Communications, Inc.,
Class A * 4,818 1,952,205
Clear Channel Outdoor
Holdings, Inc. * 14,958 26,924
Comcast Corp., Class A 195,196 8,834,571
comScore, Inc. * 399 309
Daily Journal Corp. * 52 15,055
DISH Network Corp., Class A * 11,276 89,419
Emerald Holding, Inc. * 118 584
Entravision Communications
Corp., Class A 2,429 11,611
EW Scripps Co. (The),
Class A *(d) 2,267 22,353
Fox Corp., Class A 19,988 655,082
Gambling.com Group Ltd. * 52 637
Gannett Co., Inc. * 5,522 15,572
Gray Television, Inc. 5,492 52,009
iHeartMedia, Inc., Class A * 3,520 16,650
Innovid Corp. * 477 572
Integral Ad Science Holding
Corp. * 1,790 37,322
Interpublic Group of Cos., Inc.
(The) 18,209 623,294
John Wiley & Sons, Inc.,
Class A 1,868 63,942
Liberty Broadband Corp.,
Class A *(d) 6,250 556,846
Liberty Media Corp.-Liberty
SiriusXM, Class A * 11,611 369,034
Magnite, Inc. *(d) 7,167 108,437
New York Times Co. (The),
Class A (d) 7,732 315,156
News Corp., Class A (d) 23,482 466,831
Nexstar Media Group, Inc.,
Class A (d) 1,568 292,777
Omnicom Group, Inc. 10,078 852,800
Paramount Global, Class A (d) 26,974 433,353
PubMatic, Inc., Class A * 3,091 61,789
Quotient Technology, Inc. * 3,309 13,037
Scholastic Corp. 1,606 69,363
Sinclair, Inc. (d) 597 8,304
Sirius XM Holdings, Inc. (d) 30,911 157,646
Stagwell, Inc., Class A * 2,983 20,016
TechTarget, Inc. * 1,540 50,019
TEGNA, Inc. 10,097 170,639
Thryv Holdings, Inc. * 2,394 56,738
Townsquare Media, Inc.,
Class A 774 9,273
Trade Desk, Inc. (The),
Class A * 20,788 1,897,113
Urban One, Inc., Class A * 51 292
WideOpenWest, Inc. *(d) 1,819 14,989
18,594,600
Metals & Mining 0.3%
5E Advanced Materials,
Inc. *(d) 808 2,836
Alcoa Corp. 8,407 304,249
Alpha Metallurgical
Resources, Inc. (d) 597 103,412
Common Stocks
Shares Value ($)
Metals & Mining
Arconic Corp. * 4,609 137,763
ATI, Inc. * 6,117 291,659
Caledonia Mining Corp. plc 1,088 12,817
Carpenter Technology Corp. 2,329 139,414
Century Aluminum Co. *(d) 2,337 21,734
Cleveland-Cliffs, Inc. * 23,476 414,351
Coeur Mining, Inc. * 16,619 51,187
Commercial Metals Co. 5,402 309,102
Compass Minerals
International, Inc. 1,312 49,685
Constellium SE, Class A * 4,376 83,538
Contango ORE, Inc. * 247 4,594
Dakota Gold Corp. * 328 964
Freeport-McMoRan, Inc. 67,558 3,016,465
Gatos Silver, Inc. * 277 1,438
Haynes International, Inc. (d) 515 25,832
Hecla Mining Co. (d) 28,530 164,333
i-80 Gold Corp. * 12,807 26,126
Ivanhoe Electric, Inc. * 1,320 21,463
Kaiser Aluminum Corp. 629 51,075
Kinross Gold Corp. 17,958 89,431
Materion Corp. 979 116,638
MP Materials Corp. *(d) 5,040 120,204
Newmont Corp. (d) 37,664 1,616,539
Novagold Resources, Inc. * 11,238 50,683
Nucor Corp. 11,864 2,041,676
Olympic Steel, Inc. (d) 337 18,801
Perpetua Resources Corp. * 2,875 10,868
Piedmont Lithium, Inc. * 916 50,252
Ramaco Resources, Inc.,
Class A * 187 1,861
Reliance Steel & Aluminum
Co. (d) 2,769 810,929
Royal Gold, Inc. (d) 3,108 373,395
Ryerson Holding Corp. (d) 1,258 53,452
Schnitzer Steel Industries,
Inc., Class A (d) 1,363 49,354
Southern Copper Corp. 4,163 364,013
SSR Mining, Inc. 8,489 123,600
Steel Dynamics, Inc. 7,456 794,661
SunCoke Energy, Inc. 3,341 29,668
TimkenSteel Corp. * 2,369 55,198
Tredegar Corp. 1,045 7,231
United States Steel Corp. 10,229 260,840
Warrior Met Coal, Inc. 2,842 125,759
Worthington Industries, Inc. 1,447 107,975
12,507,065
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 96 1,327
AGNC Investment Corp. 27,785 283,129
Angel Oak Mortgage REIT,
Inc. 110 1,043
Annaly Capital Management,
Inc. 22,407 450,157
Apollo Commercial Real
Estate Finance, Inc. 5,781 68,216
Arbor Realty Trust, Inc. 971 16,420
Ares Commercial Real Estate
Corp. 2,384 25,413
ARMOUR Residential REIT,
Inc. 10,856 55,474

50 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust,
Inc., Class A 7,054 162,171
BrightSpire Capital, Inc.,
Class A 4,702 34,607
Chicago Atlantic Real Estate
Finance, Inc. 70 1,067
Chimera Investment Corp. 13,581 85,289
Claros Mortgage Trust, Inc. (d) 5,764 71,012
Dynex Capital, Inc. 1,798 23,464
Ellington Financial, Inc. 1,461 19,753
Franklin BSP Realty Trust, Inc. 3,848 55,026
Granite Point Mortgage Trust,
Inc. 300 1,719
Great Ajax Corp. 127 876
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,672 121,986
Invesco Mortgage Capital, Inc. 2,846 34,180
KKR Real Estate Finance
Trust, Inc. 1,078 13,432
Ladder Capital Corp., Class A 6,131 67,380
MFA Financial, Inc. 6,277 70,679
New York Mortgage Trust, Inc. 5,081 51,572
Orchid Island Capital, Inc. 1,957 20,392
PennyMac Mortgage
Investment Trust 3,777 48,270
Ready Capital Corp. 8,141 94,191
Redwood Trust, Inc. 4,960 37,349
Rithm Capital Corp. 19,524 196,802
Starwood Property Trust, Inc. 14,207 294,653
TPG RE Finance Trust, Inc. 2,346 18,299
Two Harbors Investment Corp. 5,582 74,855
2,500,203
Multi-Utilities 0.4%
Ameren Corp. 12,459 1,067,363
Avista Corp. (d) 930 35,935
Black Hills Corp. 2,839 171,277
CenterPoint Energy, Inc. 30,193 908,507
CMS Energy Corp. 13,650 833,606
Consolidated Edison, Inc. 18,281 1,734,136
Dominion Energy, Inc. 39,475 2,113,886
DTE Energy Co. 9,680 1,106,424
NiSource, Inc. 19,193 534,333
NorthWestern Corp. 2,667 150,605
Public Service Enterprise
Group, Inc. 25,218 1,591,760
Sempra 15,437 2,300,422
Unitil Corp. 905 47,096
WEC Energy Group, Inc. 15,026 1,350,236
13,945,586
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 8,029 1,009,085
Boston Properties, Inc. 7,391 492,462
Brandywine Realty Trust 10,706 54,065
City Office REIT, Inc. 1,720 9,408
Corporate Office Properties
Trust 5,304 137,904
Cousins Properties, Inc. 7,099 173,429
Douglas Emmett, Inc. 12,115 178,091
Common Stocks
Shares Value ($)
Office REITs
Easterly Government
Properties, Inc., Class A 6,173 91,113
Equity Commonwealth 5,741 112,466
Franklin Street Properties
Corp. 543 912
Highwoods Properties, Inc. 5,046 127,512
Hudson Pacific Properties,
Inc. 11,380 66,801
JBG SMITH Properties 5,838 97,670
Kilroy Realty Corp. 5,455 194,744
Office Properties Income Trust 1,747 13,452
Orion Office REIT, Inc. 1,690 10,985
Paramount Group, Inc. 6,421 33,646
Peakstone Realty Trust 1,845 46,752
Piedmont Office Realty Trust,
Inc., Class A 7,485 55,688
Postal Realty Trust, Inc.,
Class A 109 1,643
SL Green Realty Corp. 3,735 140,847
Vornado Realty Trust 8,390 188,607
3,237,282
Oil, Gas & Consumable Fuels 2.3%
Amplify Energy Corp. * 226 1,659
Antero Midstream Corp. 14,723 175,793
Antero Resources Corp. * 13,231 353,929
APA Corp. 14,571 589,980
Arch Resources, Inc. 735 94,403
Ardmore Shipping Corp. 424 5,970
Berry Corp. 2,722 21,232
California Resources Corp. (d) 3,393 181,017
Callon Petroleum Co. * 16,535 621,055
Centrus Energy Corp.,
Class A * 68 2,557
Cheniere Energy, Inc. 11,339 1,835,331
Chesapeake Energy Corp. (d) 5,908 498,281
Chevron Corp. 81,574 13,350,401
Chord Energy Corp. 1,933 303,192
Civitas Resources, Inc. (d) 3,157 236,333
Clean Energy Fuels Corp. *(d) 11,025 54,353
CNX Resources Corp. *(d) 7,573 154,489
Comstock Resources, Inc. (d) 4,448 56,712
ConocoPhillips 57,423 6,759,836
CONSOL Energy, Inc. (d) 1,603 119,456
Coterra Energy, Inc. 35,597 980,341
Crescent Energy Co.,
Class A (d) 741 8,796
CVR Energy, Inc. (d) 710 26,085
Delek US Holdings, Inc. 3,284 90,606
Denbury, Inc. * 2,363 207,731
Devon Energy Corp. 30,285 1,635,390
DHT Holdings, Inc. 7,526 74,131
Diamondback Energy, Inc. 8,533 1,257,082
Dorian LPG Ltd. 1,504 44,729
DT Midstream, Inc. 4,416 236,344
Earthstone Energy, Inc.,
Class A * 1,399 22,356
Empire Petroleum Corp. * 60 540
Encore Energy Corp. * 9,388 23,752
Energy Fuels, Inc. * 8,152 52,010
Enviva, Inc. (d) 1,321 17,794
EOG Resources, Inc. 27,902 3,697,852

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. (d) 16,831 709,932
Equitrans Midstream Corp. 20,274 210,241
Evolution Petroleum Corp. 2,091 19,530
Excelerate Energy, Inc.,
Class A 629 13,347
Exxon Mobil Corp. 191,406 20,526,379
FLEX LNG Ltd. (d) 924 29,402
Frontline plc 848 14,357
Gevo, Inc. *(d) 15,947 27,429
Golar LNG Ltd. 4,903 118,260
Granite Ridge Resources,
Inc. (d) 1,848 13,472
Green Plains, Inc. * 545 19,353
Gulfport Energy Corp. * 428 43,849
Hallador Energy Co. * 1,647 15,185
Hess Corp. 13,147 1,994,794
Hess Midstream LP, Class A 254 7,922
HF Sinclair Corp. 7,183 374,162
HighPeak Energy, Inc. 99 1,500
International Seaways, Inc. 1,532 65,707
Kinder Morgan, Inc. 92,896 1,645,188
Kinetik Holdings, Inc.,
Class A (d) 452 16,272
KNOT Offshore Partners LP 144 854
Kosmos Energy Ltd. * 21,299 151,223
Magnolia Oil & Gas Corp.,
Class A 8,214 181,940
Marathon Oil Corp. 29,430 773,126
Marathon Petroleum Corp. 20,673 2,749,922
Matador Resources Co. 5,223 290,555
Murphy Oil Corp. 7,000 302,890
Navigator Holdings Ltd. * 185 2,584
New Fortress Energy, Inc. (d) 2,964 84,622
NextDecade Corp. * 790 4,400
Nordic American Tankers Ltd. 6,492 28,500
Northern Oil and Gas, Inc. (d) 3,645 143,504
Occidental Petroleum
Corp. (d) 32,911 2,077,671
ONEOK, Inc. 22,219 1,489,562
Overseas Shipholding Group,
Inc., Class A * 4,164 17,031
Ovintiv, Inc. (d) 11,483 529,251
Par Pacific Holdings, Inc. * 3,169 99,760
PBF Energy, Inc., Class A 5,353 253,946
PDC Energy, Inc. 3,930 298,248
Peabody Energy Corp. (d) 6,584 147,745
Permian Resources Corp.,
Class A (d) 11,427 133,582
Phillips 66 (d) 21,635 2,413,384
Pioneer Natural Resources
Co. 11,025 2,488,012
Plains GP Holdings LP,
Class A 1,123 17,620
Range Resources Corp. (d) 11,038 346,924
REX American Resources
Corp. * 1,114 41,240
Riley Exploration Permian,
Inc. 38 1,423
Ring Energy, Inc. * 591 1,430
SandRidge Energy, Inc. 214 3,655
Scorpio Tankers, Inc. 2,563 120,564
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SFL Corp. Ltd. (d) 4,874 48,058
SilverBow Resources, Inc. *(d) 1,310 46,911
Sitio Royalties Corp. (d) 3,564 97,440
SM Energy Co. 5,657 205,293
Southwestern Energy Co. * 50,399 326,586
Talos Energy, Inc. *(d) 4,722 75,552
Targa Resources Corp. 10,230 838,758
Teekay Corp. * 397 2,644
Teekay Tankers Ltd., Class A 1,129 49,236
Tellurian, Inc. *(d) 30,418 52,319
Texas Pacific Land Corp. 287 432,308
Tsakos Energy Navigation Ltd. 128 2,683
Uranium Energy Corp. *(d) 18,672 67,219
VAALCO Energy, Inc. 623 2,772
Valero Energy Corp. 16,961 2,186,442
Vertex Energy, Inc. *(d) 4,844 25,528
Viper Energy Partners LP 358 9,709
Vital Energy, Inc. *(d) 803 42,382
Vitesse Energy, Inc. (d) 1,549 39,019
W&T Offshore, Inc. * 4,006 17,546
Williams Cos., Inc. (The) 60,237 2,075,165
World Kinect Corp. (d) 3,230 72,804
81,569,341
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 665 21,433
Glatfelter Corp. * 1,755 5,967
Louisiana-Pacific Corp. 3,114 237,069
Sylvamo Corp. 1,429 70,121
334,590
Passenger Airlines 0.1%
Alaska Air Group, Inc. * 5,963 289,981
Allegiant Travel Co. *(d) 737 91,167
American Airlines Group,
Inc. *(d) 25,199 422,083
Blade Air Mobility, Inc. * 254 1,059
Copa Holdings SA, Class A 167 19,709
Delta Air Lines, Inc. 28,201 1,304,578
Frontier Group Holdings,
Inc. *(d) 2,117 19,688
Hawaiian Holdings, Inc. *(d) 1,891 21,917
JetBlue Airways Corp. *(d) 15,791 122,696
Joby Aviation, Inc. *(d) 14,633 130,965
SkyWest, Inc. * 1,836 80,766
Southwest Airlines Co. (d) 25,676 877,092
Spirit Airlines, Inc. 5,219 95,508
Sun Country Airlines Holdings,
Inc. * 2,323 50,084
United Airlines Holdings, Inc. * 13,461 731,067
Wheels Up Experience, Inc. * 100 237
4,258,597
Personal Care Products 0.1%
Beauty Health Co. (The) *(d) 4,938 40,936
BellRing Brands, Inc. * 5,971 214,657
Coty, Inc., Class A *(d) 16,969 204,307
Edgewell Personal Care Co. 2,394 94,348
elf Beauty, Inc. * 2,338 272,891
Estee Lauder Cos., Inc. (The),
Class A 11,634 2,094,120
Herbalife Ltd. * 4,694 76,231

52 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Personal Care Products
Honest Co., Inc. (The) * 290 438
Inter Parfums, Inc. 832 124,434
Kenvue, Inc. * 15,230 360,646
Medifast, Inc. (d) 630 64,191
Nature's Sunshine Products,
Inc. *(d) 424 5,915
Nu Skin Enterprises, Inc.,
Class A 2,465 72,446
Oddity Tech Ltd., Class A * 654 34,852
Olaplex Holdings, Inc. * 7,601 27,364
USANA Health Sciences, Inc. * 685 44,463
Veru, Inc. * 419 528
Waldencast plc *(d) 1,470 8,158
3,740,925
Pharmaceuticals 2.3%
Aclaris Therapeutics, Inc. * 4,088 40,349
Amneal Pharmaceuticals,
Inc. * 3,724 11,917
Amphastar Pharmaceuticals,
Inc. * 1,759 106,754
Amylyx Pharmaceuticals,
Inc. *(d) 3,210 75,274
AN2 Therapeutics, Inc. * 69 560
ANI Pharmaceuticals, Inc. *(d) 419 22,018
Arvinas, Inc. * 2,043 50,503
Assertio Holdings, Inc. * 3,982 22,658
ATAI Life Sciences NV * 685 1,432
Atea Pharmaceuticals, Inc. * 2,213 7,591
Athira Pharma, Inc. * 201 587
Axsome Therapeutics, Inc. *(d) 1,510 118,490
Biote Corp., Class A * 928 6,329
Bristol-Myers Squibb Co. 101,951 6,340,333
Cara Therapeutics, Inc. * 1,575 5,245
Cassava Sciences, Inc. *(d) 2,170 47,697
Catalent, Inc. * 8,436 409,315
Citius Pharmaceuticals, Inc. * 8,147 8,065
Collegium Pharmaceutical,
Inc. * 1,365 31,067
Corcept Therapeutics, Inc. *(d) 3,592 91,524
CorMedix, Inc. * 2,958 13,074
Cymabay Therapeutics,
Inc. *(d) 3,771 49,212
Daiichi Sankyo Co. Ltd. 54,000 1,670,272
DICE Therapeutics, Inc. * 1,834 86,198
Edgewise Therapeutics, Inc. * 240 1,750
Elanco Animal Health, Inc. * 22,816 275,389
Eli Lilly & Co. 39,873 18,124,272
Enliven Therapeutics, Inc. *(d) 1,678 31,781
Esperion Therapeutics, Inc. * 556 873
Evolus, Inc. *(d) 1,002 10,040
EyePoint Pharmaceuticals,
Inc. * 153 1,912
Fulcrum Therapeutics, Inc. * 327 1,249
Harmony Biosciences
Holdings, Inc. * 1,817 64,267
Harrow Health, Inc. *(d) 1,890 41,731
Ikena Oncology, Inc. * 1,536 7,910
Innoviva, Inc. * 1,391 18,848
Intra-Cellular Therapies, Inc. * 4,354 269,251
Jazz Pharmaceuticals plc * 2,733 356,438
Johnson & Johnson 123,644 20,714,079
Common Stocks
Shares Value ($)
Pharmaceuticals
Kyowa Kirin Co. Ltd. 113,300 2,162,331
Ligand Pharmaceuticals, Inc. * 858 57,426
Liquidia Corp. *(d) 4,210 32,501
Longboard Pharmaceuticals,
Inc. * 1,033 7,438
Marinus Pharmaceuticals,
Inc. *(d) 3,576 38,049
Merck & Co., Inc. 119,720 12,768,138
Mind Medicine MindMed, Inc. * 209 1,030
Nektar Therapeutics, Class A * 1,094 586
NGM Biopharmaceuticals,
Inc. * 1,221 2,894
Nuvation Bio, Inc. * 10,051 18,594
Ocular Therapeutix, Inc. * 2,411 10,946
Omeros Corp. *(d) 4,393 19,110
Optinose, Inc. * 4,834 5,825
Organon & Co. 15,930 350,141
Pacira BioSciences, Inc. *(d) 2,074 75,390
Perrigo Co. plc 6,226 228,121
Pfizer, Inc. 272,264 9,817,840
Phathom Pharmaceuticals,
Inc. * 471 7,164
Phibro Animal Health Corp.,
Class A 826 11,960
Pliant Therapeutics, Inc. * 1,953 34,842
Prestige Consumer
Healthcare, Inc. * 2,242 146,201
Reata Pharmaceuticals, Inc.,
Class A * 1,354 224,195
Regencell Bioscience
Holdings Ltd. * 14 266
Relmada Therapeutics, Inc. * 164 430
Revance Therapeutics,
Inc. *(d) 3,802 89,841
Royalty Pharma plc, Class A 17,225 540,520
Scilex Holding Co. * 3,114 17,034
scPharmaceuticals, Inc. *(d) 2,029 17,104
SIGA Technologies, Inc. (d) 2,210 12,685
Supernus Pharmaceuticals,
Inc. * 2,227 68,347
Taro Pharmaceutical
Industries Ltd. * 542 19,810
Tarsus Pharmaceuticals,
Inc. *(d) 151 3,324
Terns Pharmaceuticals, Inc. * 3,041 21,956
Theravance Biopharma,
Inc. *(d) 2,940 29,077
Theseus Pharmaceuticals,
Inc. * 93 313
Third Harmonic Bio, Inc. * 84 596
Trevi Therapeutics, Inc. * 2,760 6,569
Ventyx Biosciences, Inc. *(d) 1,957 72,507
Verrica Pharmaceuticals,
Inc. *(d) 1,532 8,947
Viatris, Inc. 55,686 586,374
WaVe Life Sciences Ltd. * 3,920 17,130
Xeris Biopharma Holdings,
Inc. * 748 1,952
Zevra Therapeutics, Inc. * 2,300 11,224

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc., Class A 22,294 4,193,278
80,876,260
Professional Services 0.8%
Alight, Inc., Class A * 18,336 179,326
ASGN, Inc. * 2,260 172,483
Asure Software, Inc. * 108 1,473
Automatic Data Processing,
Inc. 20,417 5,048,307
Barrett Business Services,
Inc. (d) 294 26,675
BlackSky Technology, Inc.,
Class A *(d) 8,405 16,726
Booz Allen Hamilton Holding
Corp., Class A 6,113 740,162
Broadridge Financial
Solutions, Inc. 5,774 969,570
CACI International, Inc.,
Class A * 1,063 372,518
CBIZ, Inc. * 2,277 120,430
Ceridian HCM Holding,
Inc. *(d) 7,033 498,007
Clarivate plc * 21,835 207,651
Concentrix Corp. 2,019 168,062
Conduent, Inc. * 6,819 23,594
CRA International, Inc. 377 37,734
CSG Systems International,
Inc. 1,690 87,187
Dun & Bradstreet Holdings,
Inc. 15,721 185,822
Equifax, Inc. (d) 5,965 1,217,337
ExlService Holdings, Inc. * 1,525 214,949
Exponent, Inc. (d) 2,378 213,021
First Advantage Corp. *(d) 1,838 27,570
FiscalNote Holdings, Inc. * 4,733 15,524
Forrester Research, Inc. *(d) 448 14,278
Franklin Covey Co. * 504 24,016
FTI Consulting, Inc. * 1,570 275,001
Genpact Ltd. 7,364 265,767
Heidrick & Struggles
International, Inc. 765 20,862
HireQuest, Inc. 386 9,654
HireRight Holdings Corp. * 101 1,082
Huron Consulting Group, Inc. * 930 87,950
IBEX Holdings Ltd. * 56 1,112
ICF International, Inc. 882 103,714
Innodata, Inc. * 1,672 21,452
Insperity, Inc. (d) 1,634 192,240
Jacobs Solutions, Inc. 5,938 744,685
KBR, Inc. 6,320 388,617
Kelly Services, Inc., Class A 1,358 24,879
Kforce, Inc. 830 52,655
Korn Ferry 2,483 130,804
Legalzoom.com, Inc. * 4,660 71,205
Leidos Holdings, Inc. 6,422 600,650
ManpowerGroup, Inc. 2,474 195,149
Maximus, Inc. 2,770 232,015
Mistras Group, Inc. * 1,381 10,689
NV5 Global, Inc. * 654 71,646
Paychex, Inc. 16,128 2,023,580
Paycom Software, Inc. 2,463 908,256
Paycor HCM, Inc. * 2,975 79,908
Common Stocks
Shares Value ($)
Professional Services
Paylocity Holding Corp. * 2,004 454,607
Planet Labs PBC *(d) 11,274 41,939
Recruit Holdings Co. Ltd. 169,200 5,882,769
Resources Connection, Inc. 1,259 20,119
Robert Half, Inc. 5,039 373,642
Science Applications
International Corp. 2,493 302,501
Skillsoft Corp. * 476 628
Spire Global, Inc. * 577 411
SS&C Technologies Holdings,
Inc. 10,298 599,858
Sterling Check Corp. * 483 5,801
TaskUS, Inc., Class A * 155 1,869
TransUnion 9,091 724,462
TriNet Group, Inc. * 1,830 192,571
TrueBlue, Inc. * 1,355 20,257
TTEC Holdings, Inc. 875 30,135
Upwork, Inc. * 6,070 63,310
Verisk Analytics, Inc., Class A 6,767 1,549,237
Verra Mobility Corp.,
Class A *(d) 6,351 133,307
Willdan Group, Inc. * 435 8,778
27,502,195
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 6,168 51,688
CBRE Group, Inc., Class A * 14,672 1,222,324
Compass, Inc., Class A * 17,203 72,081
CoStar Group, Inc. * 20,060 1,684,438
Cushman & Wakefield plc * 7,484 73,568
DigitalBridge Group, Inc. 7,794 124,860
Doma Holdings, Inc. * 27 223
Douglas Elliman, Inc. 2,483 5,487
eXp World Holdings, Inc. (d) 3,559 88,761
Five Point Holdings LLC,
Class A * 380 1,311
Forestar Group, Inc. * 542 15,978
FRP Holdings, Inc. * 287 16,465
Howard Hughes Corp. (The) * 1,599 135,004
Jones Lang LaSalle, Inc. * 2,212 368,409
Kennedy-Wilson Holdings,
Inc. (d) 5,602 92,433
Marcus & Millichap, Inc. (d) 1,889 69,289
Maui Land & Pineapple Co.,
Inc. * 500 7,455
Newmark Group, Inc., Class A 8,460 58,543
Offerpad Solutions, Inc. * 52 616
Opendoor Technologies,
Inc. *(d) 24,022 122,752
RE/MAX Holdings, Inc.,
Class A 102 2,010
Redfin Corp. * 5,635 84,412
RMR Group, Inc. (The),
Class A 581 13,700
Seritage Growth Properties,
Class A * 222 2,085
St Joe Co. (The) (d) 1,521 96,553
Tejon Ranch Co. * 908 15,990
Transcontinental Realty
Investors, Inc. * 7 245
WeWork, Inc. * 4,171 903

54 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Real Estate Management & Development
Zillow Group, Inc., Class A *(d) 9,962 537,110
4,964,693
Residential REITs 0.3%
American Homes 4 Rent,
Class A 15,497 580,827
Apartment Income REIT
Corp., Class A 6,331 218,673
Apartment Investment and
Management Co., Class A 8,011 66,732
AvalonBay Communities, Inc. 6,999 1,320,361
BRT Apartments Corp. 348 6,776
Camden Property Trust 4,773 520,687
Centerspace 708 43,988
Clipper Realty, Inc. 525 3,360
Elme Communities 6,363 103,399
Equity LifeStyle Properties,
Inc. 10,770 766,609
Equity Residential 17,724 1,168,720
Essex Property Trust, Inc. 3,016 734,547
Independence Realty Trust,
Inc. 9,186 156,529
Invitation Homes, Inc. 28,625 1,016,187
Mid-America Apartment
Communities, Inc. 5,460 817,144
NexPoint Residential Trust,
Inc. 1,231 51,160
Sun Communities, Inc. 5,639 734,762
UDR, Inc. 15,230 622,602
UMH Properties, Inc. 2,297 38,245
Veris Residential, Inc. * 4,004 74,795
9,046,103
Retail REITs 0.2%
Acadia Realty Trust 3,750 58,913
Agree Realty Corp. 3,630 235,151
Alexander's, Inc. 82 15,856
Brixmor Property Group, Inc. 13,747 312,607
CBL & Associates Properties,
Inc. 918 19,985
Federal Realty Investment
Trust 3,751 380,802
Getty Realty Corp. 368 11,894
InvenTrust Properties Corp. 3,639 88,573
Kimco Realty Corp. 28,507 577,552
Kite Realty Group Trust 9,805 224,338
Macerich Co. (The) 11,024 140,556
Necessity Retail REIT, Inc.
(The), Class A 4,391 31,176
NETSTREIT Corp. 3,371 60,307
NNN REIT, Inc. 8,232 351,342
Phillips Edison & Co., Inc. 5,402 190,745
Realty Income Corp. 33,466 2,040,422
Regency Centers Corp. 8,148 533,938
Retail Opportunity
Investments Corp. 7,202 106,086
RPT Realty 3,015 32,773
Saul Centers, Inc. 479 18,466
Simon Property Group, Inc. 15,270 1,902,642
SITE Centers Corp. 9,227 129,639
Spirit Realty Capital, Inc. 6,206 250,288
Common Stocks
Shares Value ($)
Retail REITs
Tanger Factory Outlet
Centers, Inc. 4,859 113,749
Urban Edge Properties 6,444 109,612
Urstadt Biddle Properties, Inc.,
Class A 1,237 28,055
Whitestone REIT 1,602 16,533
7,982,000
Semiconductors & Semiconductor Equipment 4.1%
ACM Research, Inc., Class A * 3,599 47,147
Advanced Micro Devices,
Inc. * 75,470 8,633,768
Advantest Corp. 42,900 5,943,419
Aehr Test Systems *(d) 1,107 57,741
Allegro MicroSystems, Inc. *(d) 3,203 165,307
Alpha & Omega
Semiconductor Ltd. * 674 22,161
Ambarella, Inc. *(d) 1,702 141,981
Amkor Technology, Inc. 4,569 132,912
Analog Devices, Inc. 23,819 4,752,605
Applied Materials, Inc. 39,778 6,029,947
Atomera, Inc. * 530 4,574
Axcelis Technologies, Inc. * 1,503 301,322
AXT, Inc. * 241 750
Broadcom, Inc. 18,421 16,554,032
CEVA, Inc. *(d) 1,028 27,921
Cirrus Logic, Inc. * 2,579 208,383
Cohu, Inc. * 2,348 102,490
Credo Technology Group
Holding Ltd. *(d) 5,061 85,885
Diodes, Inc. * 2,039 192,665
Disco Corp. 3,400 638,646
Enphase Energy, Inc. * 6,248 948,634
Entegris, Inc. (d) 6,965 764,152
First Solar, Inc. * 4,975 1,031,815
FormFactor, Inc. * 3,704 137,641
GLOBALFOUNDRIES, Inc. * 3,688 234,889
Ichor Holdings Ltd. *(d) 1,254 48,555
Impinj, Inc. *(d) 1,057 70,417
indie Semiconductor, Inc.,
Class A *(d) 6,261 59,354
Intel Corp. 196,689 7,035,566
inTEST Corp. * 712 15,066
KLA Corp. 6,432 3,305,726
Kopin Corp. * 593 1,133
Kulicke & Soffa Industries,
Inc. (d) 2,469 147,844
Lam Research Corp. 6,317 4,538,701
Lattice Semiconductor Corp. * 6,398 581,834
MACOM Technology Solutions
Holdings, Inc. * 2,449 171,234
Marvell Technology, Inc. 40,245 2,621,157
Maxeon Solar Technologies
Ltd. * 1,673 41,306
MaxLinear, Inc., Class A *(d) 3,476 85,753
Meta Materials, Inc. * 2,488 618
Microchip Technology, Inc. 25,368 2,383,070
Micron Technology, Inc. 51,484 3,675,443
MKS Instruments, Inc. (d) 2,984 325,763
Monolithic Power Systems,
Inc. 2,130 1,191,714

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Navitas Semiconductor
Corp. *(d) 3,498 37,009
NVE Corp. (d) 344 27,248
NVIDIA Corp. 113,001 52,804,237
ON Semiconductor Corp. * 20,309 2,188,295
Onto Innovation, Inc. *(d) 2,250 279,720
PDF Solutions, Inc. * 1,530 70,365
Photronics, Inc. * 3,597 95,141
Power Integrations, Inc. 2,660 258,392
Qorvo, Inc. * 4,683 515,224
QUALCOMM, Inc. 53,396 7,057,349
Rambus, Inc. * 6,440 403,208
Semtech Corp. * 3,491 101,937
Silicon Laboratories, Inc. * 1,481 220,876
SiTime Corp. *(d) 789 101,789
SkyWater Technology, Inc. * 88 861
Skyworks Solutions, Inc. 7,463 853,543
SMART Global Holdings, Inc. * 1,913 50,886
SolarEdge Technologies, Inc. * 332 80,165
Synaptics, Inc. * 1,800 162,558
Teradyne, Inc. (d) 7,393 834,965
Texas Instruments, Inc. 43,325 7,798,500
Transphorm, Inc. * 136 424
Ultra Clean Holdings, Inc. *(d) 2,028 77,267
Universal Display Corp. 2,168 316,268
Veeco Instruments, Inc. * 2,484 69,949
Wolfspeed, Inc. *(d) 5,837 384,658
148,251,875
Software 5.9%
8x8, Inc. * 6,843 32,436
A10 Networks, Inc. 3,769 58,495
ACI Worldwide, Inc. * 5,155 119,544
Adeia, Inc. 5,142 61,807
Adobe, Inc. * 21,803 11,908,144
Agilysys, Inc. * 986 72,599
Alarm.com Holdings, Inc. * 2,282 125,989
Alkami Technology, Inc. * 214 3,612
Altair Engineering, Inc.,
Class A * 2,468 184,952
Alteryx, Inc., Class A * 2,618 108,542
American Software, Inc.,
Class A 1,182 13,628
Amplitude, Inc., Class A *(d) 3,753 43,460
ANSYS, Inc. * 4,104 1,403,978
Appfolio, Inc., Class A * 917 165,601
Appian Corp., Class A * 1,725 88,872
Applied Digital Corp. * 317 3,037
AppLovin Corp., Class A *(d) 10,247 321,756
Arteris, Inc. * 106 805
Asana, Inc., Class A * 3,421 83,062
Aspen Technology, Inc. *(d) 1,306 233,121
Atlassian Corp., Class A * 6,848 1,245,925
Aurora Innovation, Inc. *(d) 9,499 31,157
Autodesk, Inc. * 10,517 2,229,499
AvePoint, Inc. *(d) 6,993 43,357
Bentley Systems, Inc.,
Class B (d) 9,034 486,752
BILL Holdings, Inc. *(d) 4,822 604,389
Bit Digital, Inc. * 4,794 21,237
Black Knight, Inc. * 7,340 516,149
Blackbaud, Inc. * 2,044 154,220
Common Stocks
Shares Value ($)
Software
BlackLine, Inc. * 2,516 146,129
Blend Labs, Inc., Class A * 918 1,212
Box, Inc., Class A * 6,555 204,844
Braze, Inc., Class A *(d) 1,678 76,282
C3.ai, Inc., Class A *(d) 3,322 139,524
Cadence Design Systems,
Inc. * 13,128 3,072,083
CCC Intelligent Solutions
Holdings, Inc. * 8,579 94,541
Cerence, Inc. *(d) 1,953 54,313
Check Point Software
Technologies Ltd. * 1,779 235,202
Cipher Mining, Inc. * 245 931
Cleanspark, Inc. * 610 3,666
Clear Secure, Inc., Class A 3,749 88,889
Clearwater Analytics Holdings,
Inc., Class A * 374 6,444
CommVault Systems, Inc. * 2,173 169,342
Confluent, Inc., Class A *(d) 8,638 298,356
Consensus Cloud Solutions,
Inc. *(d) 274 8,880
CoreCard Corp. * 518 12,447
Couchbase, Inc. *(d) 1,353 22,582
Crowdstrike Holdings, Inc.,
Class A * 9,948 1,608,194
CS Disco, Inc. *(d) 2,288 22,285
Datadog, Inc., Class A * 12,934 1,509,656
Digimarc Corp. *(d) 470 13,912
Digital Turbine, Inc. * 4,493 48,704
DocuSign, Inc., Class A * 9,501 511,344
Dolby Laboratories, Inc.,
Class A 2,958 262,108
Domo, Inc., Class B * 958 17,119
DoubleVerify Holdings,
Inc. *(d) 5,247 220,899
Dropbox, Inc., Class A *(d) 12,242 329,922
Dynatrace, Inc. * 10,327 564,784
E2open Parent Holdings,
Inc. *(d) 10,873 55,996
Ebix, Inc. (d) 993 30,743
eGain Corp. * 805 5,933
Elastic NV * 3,622 240,682
Enfusion, Inc., Class A * 163 1,769
EngageSmart, Inc. * 1,501 28,459
Envestnet, Inc. * 319 19,772
Everbridge, Inc. * 2,015 62,143
EverCommerce, Inc. * 124 1,448
Expensify, Inc., Class A *(d) 3,850 31,031
Fair Isaac Corp. * 1,141 956,124
Five9, Inc. * 3,330 292,207
ForgeRock, Inc., Class A * 2,514 51,914
Fortinet, Inc. * 31,050 2,413,206
Freshworks, Inc., Class A *(d) 7,491 139,782
Gen Digital, Inc. 26,098 507,606
Gitlab, Inc., Class A * 2,466 122,388
Guidewire Software, Inc. *(d) 3,956 335,548
HashiCorp, Inc., Class A *(d) 4,237 125,458
HubSpot, Inc. * 2,167 1,258,052
Informatica, Inc., Class A * 3,370 64,165
Instructure Holdings, Inc. * 85 2,309
Intapp, Inc. * 590 24,225

56 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
InterDigital, Inc. 1,254 116,233
Intuit, Inc. 12,887 6,594,278
Jamf Holding Corp. *(d) 3,353 72,827
JFrog Ltd. * 388 11,939
Kaltura, Inc. * 5,503 11,116
Latch, Inc. * 607 1,056
LivePerson, Inc. * 3,589 17,048
LiveRamp Holdings, Inc. * 3,201 91,356
LiveVox Holdings, Inc. * 107 311
Manhattan Associates, Inc. * 2,920 556,610
Marathon Digital Holdings,
Inc. *(d) 6,613 114,868
Matterport, Inc. * 16,035 54,359
MeridianLink, Inc. * 108 2,413
MicroCloud Hologram, Inc. * 56 169
Microsoft Corp. 357,366 120,046,387
MicroStrategy, Inc.,
Class A *(d) 510 223,319
Mitek Systems, Inc. * 921 9,403
Model N, Inc. *(d) 1,793 59,743
N-able, Inc. * 2,703 38,031
nCino, Inc. *(d) 3,176 102,744
NCR Corp. *(d) 5,669 152,383
New Relic, Inc. * 2,657 223,135
NextNav, Inc. * 156 501
Nutanix, Inc., Class A *(d) 10,800 326,160
Olo, Inc., Class A * 6,856 53,888
ON24, Inc. 914 8,089
OneSpan, Inc. * 1,710 23,495
Oracle Corp. 72,585 8,509,140
PagerDuty, Inc. *(d) 4,071 105,520
Palantir Technologies, Inc.,
Class A * 87,641 1,738,797
Palo Alto Networks, Inc. *(d) 14,046 3,510,938
Pegasystems, Inc. 1,766 93,156
Perfect Corp. * 285 1,300
Porch Group, Inc. * 456 620
PowerSchool Holdings, Inc.,
Class A *(d) 2,587 62,528
Procore Technologies, Inc. * 3,991 302,717
Progress Software Corp. 1,968 118,198
PROS Holdings, Inc. *(d) 2,657 100,966
PTC, Inc. * 5,105 744,360
Q2 Holdings, Inc. * 2,772 98,323
Qualys, Inc. * 1,767 245,260
Rapid7, Inc. *(d) 2,567 117,851
Red Violet, Inc. * 54 1,118
Rimini Street, Inc. * 930 2,530
RingCentral, Inc., Class A * 4,016 166,102
Riot Platforms, Inc. * 7,505 138,993
Roper Technologies, Inc. 5,002 2,466,236
Salesforce, Inc. * 44,759 10,071,223
Samsara, Inc., Class A * 625 17,462
Sapiens International Corp.
NV 2,035 54,823
Semantix, Inc., Class A * 284 551
SEMrush Holdings, Inc.,
Class A *(d) 2,196 23,300
SentinelOne, Inc., Class A *(d) 8,972 149,563
ServiceNow, Inc. * 9,600 5,596,800
Smartsheet, Inc., Class A * 5,915 262,626
Smith Micro Software, Inc. * 304 345
Common Stocks
Shares Value ($)
Software
SolarWinds Corp. * 989 10,424
SoundHound AI, Inc. *(d) 10,086 23,500
SoundThinking, Inc. * 319 7,248
Splunk, Inc. * 7,482 810,525
Sprinklr, Inc., Class A * 3,750 52,650
Sprout Social, Inc.,
Class A *(d) 2,253 128,736
SPS Commerce, Inc. * 1,727 311,533
Synopsys, Inc. * 7,560 3,415,608
Telos Corp. * 289 725
Tenable Holdings, Inc. * 5,280 256,925
Teradata Corp. * 4,779 271,686
Terawulf, Inc. * 439 1,282
Tyler Technologies, Inc. * 1,971 781,758
UiPath, Inc., Class A *(d) 17,695 319,926
Unity Software, Inc. *(d) 13,239 606,876
Upland Software, Inc. * 168 664
Varonis Systems, Inc.,
Class B * 5,110 146,657
Verint Systems, Inc. * 3,141 117,379
Veritone, Inc. *(d) 1,072 4,947
Vertex, Inc., Class A * 225 4,671
Viant Technology, Inc.,
Class A * 763 3,693
VMware, Inc., Class A * 10,166 1,602,467
Weave Communications, Inc. * 186 2,232
WM Technology, Inc. * 433 481
Workday, Inc., Class A * 9,372 2,222,382
Workiva, Inc., Class A * 2,224 234,165
Xperi, Inc. *(d) 1,257 16,492
Yext, Inc. * 5,574 54,179
ZeroFox Holdings, Inc. * 421 484
Zeta Global Holdings Corp.,
Class A * 7,686 70,865
Zoom Video Communications,
Inc., Class A * 11,462 840,738
Zscaler, Inc. * 4,096 656,916
Zuora, Inc., Class A * 7,292 85,535
213,559,235
Specialized REITs 0.6%
American Tower Corp. 21,903 4,168,360
Crown Castle, Inc. 20,372 2,206,084
CubeSmart 10,424 451,985
Digital Realty Trust, Inc. 13,718 1,709,537
EPR Properties 3,421 152,713
Equinix, Inc. 4,401 3,564,458
Extra Space Storage, Inc. 9,801 1,367,926
Farmland Partners, Inc. 2,803 32,206
Four Corners Property Trust,
Inc. 4,069 107,015
Gaming and Leisure
Properties, Inc. 11,660 553,384
Gladstone Land Corp. 817 13,677
Iron Mountain, Inc. 13,539 831,295
Lamar Advertising Co.,
Class A 4,055 400,228
National Storage Affiliates
Trust 3,386 114,413
Outfront Media, Inc. 6,936 107,230
PotlatchDeltic Corp. 3,569 191,405
Public Storage 7,659 2,157,923

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Specialized REITs
Rayonier, Inc. 6,817 225,779
Safehold, Inc. 1,441 35,636
SBA Communications Corp.,
Class A 5,036 1,102,632
Uniti Group, Inc. 12,041 67,189
VICI Properties, Inc., Class A 46,406 1,460,861
Weyerhaeuser Co. 34,755 1,183,755
22,205,691
Specialty Retail 1.5%
1-800-Flowers.com, Inc.,
Class A *(d) 1,266 10,989
Aaron's Co., Inc. (The) 1,262 19,965
Abercrombie & Fitch Co.,
Class A *(d) 2,295 90,905
Academy Sports & Outdoors,
Inc. (d) 3,485 208,368
Advance Auto Parts, Inc. 2,789 207,474
American Eagle Outfitters, Inc. 8,763 123,120
America's Car-Mart, Inc. * 240 28,589
Arhaus, Inc., Class A * 302 3,461
Arko Corp. (d) 3,759 31,350
Asbury Automotive Group,
Inc. *(d) 983 221,765
AutoNation, Inc. * 1,402 225,694
AutoZone, Inc. * 924 2,293,109
BARK, Inc. * 542 780
Barnes & Noble Education,
Inc. * 207 304
Bath & Body Works, Inc. 10,711 396,950
Best Buy Co., Inc. 9,226 766,219
Big 5 Sporting Goods Corp. 1,620 15,503
Boot Barn Holdings, Inc. * 1,402 131,648
Buckle, Inc. (The) (d) 1,727 63,139
Build-A-Bear Workshop, Inc. 80 1,964
Burlington Stores, Inc. * 3,048 541,386
Caleres, Inc. (d) 1,489 40,263
Camping World Holdings, Inc.,
Class A (d) 1,818 58,231
CarMax, Inc. *(d) 7,373 609,084
CarParts.com, Inc. * 979 4,915
Carvana Co., Class A *(d) 4,006 184,076
Cato Corp. (The), Class A 919 7,812
Chewy, Inc., Class A * 572 19,391
Chico's FAS, Inc. * 4,808 29,329
Children's Place, Inc.
(The) *(d) 286 8,992
Citi Trends, Inc. * 48 905
Conn's, Inc. * 82 403
Container Store Group, Inc.
(The) * 199 728
Designer Brands, Inc., Class A 4,191 41,700
Destination XL Group, Inc. * 353 1,821
Dick's Sporting Goods, Inc. (d) 2,811 396,351
Duluth Holdings, Inc.,
Class B * 571 4,145
EVgo, Inc., Class A *(d) 3,789 16,558
Farfetch Ltd., Class A * 1,996 11,537
Five Below, Inc. *(d) 2,575 536,476
Floor & Decor Holdings, Inc.,
Class A *(d) 4,930 566,211
Foot Locker, Inc. (d) 3,830 102,912
Common Stocks
Shares Value ($)
Specialty Retail
Franchise Group, Inc. (d) 942 28,034
GameStop Corp., Class A *(d) 12,574 279,143
Gap, Inc. (The) (d) 11,193 115,288
Genesco, Inc. * 480 13,541
GNC Holdings, Inc. *∞ 3,942 0
Group 1 Automotive, Inc. 614 158,737
GrowGeneration Corp. *(d) 1,933 7,693
Guess?, Inc. 1,705 35,788
Haverty Furniture Cos., Inc. 703 25,027
Hibbett, Inc. 921 42,734
Home Depot, Inc. (The) 47,722 15,931,512
J Jill, Inc. * 302 6,855
JOANN, Inc. 66 74
Lands' End, Inc. *(d) 432 4,052
Lazydays Holdings, Inc. * 840 11,012
Leslie's, Inc. *(d) 7,915 50,419
Lithia Motors, Inc., Class A 1,252 388,784
LL Flooring Holdings, Inc. * 172 676
Lowe's Cos., Inc. 28,116 6,586,735
Lulu's Fashion Lounge
Holdings, Inc. * 68 167
MarineMax, Inc. *(d) 822 33,151
Monro, Inc. (d) 1,231 45,116
Murphy USA, Inc. 904 277,555
National Vision Holdings, Inc. * 3,368 72,850
Nitori Holdings Co. Ltd. 43,200 5,316,279
ODP Corp. (The) * 1,817 90,632
OneWater Marine, Inc.,
Class A * 230 8,660
O'Reilly Automotive, Inc. * 2,864 2,651,463
Overstock.com, Inc. *(d) 2,334 85,121
Penske Automotive Group,
Inc. (d) 952 153,672
Petco Health & Wellness Co.,
Inc., Class A *(d) 4,359 35,569
PetMed Express, Inc. 955 13,991
RealReal, Inc. (The) * 476 1,304
Rent the Runway, Inc.,
Class A * 215 398
Revolve Group, Inc.,
Class A *(d) 2,134 42,082
RH * 774 300,444
Ross Stores, Inc. 15,849 1,816,929
RumbleON, Inc., Class B * 60 616
Sally Beauty Holdings,
Inc. *(d) 5,983 71,617
Shimamura Co. Ltd. 26,500 2,625,361
Shoe Carnival, Inc. 846 22,512
Signet Jewelers Ltd. (d) 2,075 167,017
Sleep Number Corp. * 700 19,383
Sonic Automotive, Inc.,
Class A (d) 817 39,126
Sportsman's Warehouse
Holdings, Inc. *(d) 1,628 10,256
Stitch Fix, Inc., Class A * 2,238 11,436
Tilly's, Inc., Class A *(d) 855 7,413
TJX Cos., Inc. (The) 55,549 4,806,655
Tractor Supply Co. (d) 5,128 1,148,621
Ulta Beauty, Inc. * 2,356 1,047,949
Upbound Group, Inc. 2,432 84,220
Urban Outfitters, Inc. * 2,889 105,073

58 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Valvoline, Inc. 7,864 298,596
Victoria's Secret & Co. * 3,617 74,112
Vroom, Inc. * 745 1,721
Warby Parker, Inc.,
Class A *(d) 5,577 83,320
Wayfair, Inc., Class A *(d) 3,833 298,476
Williams-Sonoma, Inc. (d) 3,064 424,793
Winmark Corp. 114 41,434
Zumiez, Inc. * 1,472 27,762
54,073,478
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. 708,452 139,175,396
Avid Technology, Inc. *(d) 1,214 28,942
Corsair Gaming, Inc. * 1,843 34,059
CPI Card Group, Inc. * 346 8,446
Dell Technologies, Inc.,
Class C 1,482 78,428
Eastman Kodak Co. * 782 4,293
Hewlett Packard Enterprise
Co. 60,522 1,051,872
HP, Inc. 41,274 1,355,025
Intevac, Inc. * 1,692 6,057
IonQ, Inc. *(d) 7,467 143,740
NetApp, Inc. 10,065 785,171
Pure Storage, Inc., Class A * 13,264 490,635
Quantum Corp. * 589 636
Stratasys Ltd. * 346 6,273
Super Micro Computer,
Inc. *(d) 3,791 1,252,054
Turtle Beach Corp. * 463 5,209
Western Digital Corp. * 14,946 636,102
Xerox Holdings Corp. 5,790 92,524
145,154,862
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Inc., Class A * 674 1,011
Asics Corp. 118,000 3,721,904
Capri Holdings Ltd. * 5,715 210,941
Carter's, Inc. 1,886 141,469
Columbia Sportswear Co. 1,466 115,242
Crocs, Inc. * 2,833 306,956
Deckers Outdoor Corp. * 1,240 674,176
Figs, Inc., Class A * 6,407 47,156
Fossil Group, Inc. * 1,923 5,346
G-III Apparel Group Ltd. * 1,747 36,180
Hanesbrands, Inc. 17,042 89,811
Kontoor Brands, Inc. (d) 2,599 110,094
Lanvin Group Holdings Ltd. * 218 981
Levi Strauss & Co., Class A 500 7,535
Lululemon Athletica, Inc. * 5,240 1,983,497
Movado Group, Inc. 672 19,286
NIKE, Inc., Class B 56,285 6,213,301
Oxford Industries, Inc. 740 79,809
PLBY Group, Inc. * 297 573
PVH Corp. 2,920 261,749
Ralph Lauren Corp., Class A 1,961 257,538
Rocky Brands, Inc. 205 4,125
Skechers USA, Inc., Class A * 6,452 358,602
Steven Madden Ltd. (d) 3,740 124,841
Superior Group of Cos., Inc. 66 622
Tapestry, Inc. 11,070 477,671
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Under Armour, Inc.,
Class A *(d) 17,643 136,617
Unifi, Inc. * 91 720
Vera Bradley, Inc. * 1,874 12,631
VF Corp. 16,510 327,063
Wolverine World Wide, Inc. (d) 4,478 56,736
15,784,183
Tobacco 0.3%
22nd Century Group, Inc. * 84 292
Altria Group, Inc. 88,075 4,000,367
Ispire Technology, Inc. * 83 766
Philip Morris International, Inc. 73,929 7,372,200
Turning Point Brands, Inc. 396 9,445
Universal Corp. 1,278 64,628
Vector Group Ltd. 6,969 91,433
11,539,131
Trading Companies & Distributors 0.3%
Air Lease Corp., Class A 4,560 193,070
Alta Equipment Group, Inc. 710 11,467
Applied Industrial
Technologies, Inc. 1,822 264,172
Beacon Roofing Supply, Inc. * 7,944 680,562
BlueLinx Holdings, Inc. *(d) 320 30,157
Boise Cascade Co. 1,837 190,111
Core & Main, Inc., Class A * 3,709 117,242
Custom Truck One Source,
Inc. *(d) 781 5,405
Distribution Solutions Group,
Inc. * 301 16,687
DXP Enterprises, Inc. * 629 23,889
EVI Industries, Inc. * 344 8,751
Fastenal Co. 28,733 1,684,041
Ferguson plc 9,743 1,574,664
FTAI Aviation Ltd. 5,281 170,101
GATX Corp. (d) 1,600 200,576
Global Industrial Co. 507 14,450
GMS, Inc. * 1,848 136,179
H&E Equipment Services, Inc. 1,530 74,327
Herc Holdings, Inc. 1,266 169,429
Hudson Technologies, Inc. * 225 2,045
Karat Packaging, Inc. 33 671
Lavoro Ltd., Class A * 680 3,658
McGrath RentCorp 1,169 112,668
MRC Global, Inc. * 3,165 35,733
MSC Industrial Direct Co.,
Inc., Class A (d) 2,201 222,125
NOW, Inc. * 5,851 66,643
Rush Enterprises, Inc.,
Class A 2,049 133,440
SiteOne Landscape Supply,
Inc. *(d) 2,079 353,430
Textainer Group Holdings Ltd. 1,481 60,869
Titan Machinery, Inc. * 761 24,291
Transcat, Inc. * 253 21,222
Triton International Ltd. 2,503 211,028
United Rentals, Inc. 3,231 1,501,381
Univar Solutions, Inc. * 7,184 259,630
Veritiv Corp. 581 81,416
Watsco, Inc. (d) 1,573 594,893
WESCO International, Inc. 2,027 355,880

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Willis Lease Finance Corp. * 197 8,331
WW Grainger, Inc. 2,084 1,539,013
Xometry, Inc., Class A *(d) 1,780 36,953
11,190,600
Water Utilities 0.1%
American States Water Co. 1,744 154,187
American Water Works Co.,
Inc. (d) 10,344 1,525,016
Artesian Resources Corp.,
Class A (d) 299 13,622
Cadiz, Inc. * 2,926 12,114
California Water Service
Group (d) 2,682 142,200
Consolidated Water Co.
Ltd. (d) 1,085 21,223
Essential Utilities, Inc. 11,302 477,961
Global Water Resources, Inc. 442 5,613
Middlesex Water Co. 104 8,364
Pure Cycle Corp. * 782 9,634
SJW Group (d) 1,491 105,056
York Water Co. (The) 1,068 44,140
2,519,130
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 3,108 46,838
KORE Group Holdings, Inc. * 215 269
Shenandoah
Telecommunications Co. 3,672 68,556
Spok Holdings, Inc. 1,285 18,838
Telephone & Data Systems,
Inc. 4,676 37,502
T-Mobile US, Inc. * 26,176 3,606,267
United States Cellular Corp. * 80 1,417
3,779,687
Total Common Stocks
(cost $1,604,835,618)
2,264,661,691
Corporate Bonds 5.6%
Principal
Amount ($)
Aerospace & Defense 0.2%
Boeing Co. (The) ,
1.43%, 2/4/2024 820,000 801,166
4.88%, 5/1/2025 1,300,000 1,283,523
2.75%, 2/1/2026 400,000 374,676
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 1,600,000 1,604,008
Northrop Grumman Corp. ,
2.93%, 1/15/2025 1,780,000 1,715,493
RTX Corp. ,
3.15%, 12/15/2024 50,000 48,410
5,827,276
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 790,000 624,601
General Motors Co. ,
6.13%, 10/1/2025 1,340,000 1,354,573
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 50,000 44,698
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,640,000 1,633,831
3,657,703
Banks 1.4%
Banco Santander SA ,
2.75%, 5/28/2025 800,000 756,872
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(e) 800,000 753,636
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 60,000 59,109
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 1,020,000 937,041
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,220,000 1,093,096
Bank of Montreal ,
1.85%, 5/1/2025 2,710,000 2,542,777
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 1,440,000 1,334,217
5.45%, 6/12/2025 1,490,000 1,485,739
5.25%, 6/12/2028 1,520,000 1,518,096
BNP Paribas SA ,
(CME Term SOFR 3
Month + 1.37%), 2.82%,
11/19/2025(a)(e) 3,750,000 3,590,095
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.33%, 6/12/2029(a)(e) 1,650,000 1,636,333
Citigroup, Inc. ,
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 1,290,000 1,273,539
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 1,070,000 1,024,137
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 750,000 669,887
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 950,000 846,799
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 2,380,000 2,212,357
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 2,200,000 2,043,069
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(e) 1,270,000 1,247,495

60 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 1,470,000 1,300,408
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 200,000 191,184
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 2,790,000 2,623,768
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 750,000 675,241
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 720,000 704,551
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 340,000 327,845
Morgan Stanley Bank NA ,
4.75%, 4/21/2026 390,000 385,197
National Securities Clearing
Corp. ,
5.15%, 5/30/2025(a) 830,000 829,138
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 1,210,000 1,161,142
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(e) 1,460,000 1,460,709
Royal Bank of Canada ,
3.38%, 4/14/2025 2,310,000 2,228,208
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 650,000 569,349
Sumitomo Mitsui Financial
Group, Inc. ,
(CME Term SOFR 3
Month + 1.06%), 6.37%,
10/16/2023(e) 1,430,000 1,431,600
Swedbank AB ,
3.36%, 4/4/2025(a) 1,170,000 1,124,540
Toronto-Dominion Bank (The) ,
1.15%, 6/12/2025 60,000 55,489
5.52%, 7/17/2028 1,310,000 1,323,528
Truist Financial Corp. ,
(SOFR + 2.05%), 6.05%,
6/8/2027(e) 710,000 711,321
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 620,000 519,589
US Bancorp ,
1.45%, 5/12/2025 1,090,000 1,017,732
(SOFR + 0.73%), 2.22%,
1/27/2028(e) 160,000 142,851
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.02%), 5.78%,
6/12/2029(e) 720,000 722,620
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 700,000 677,483
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,430,000 1,344,761
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 2,560,000 2,573,568
Westpac Banking Corp. ,
1.15%, 6/3/2026 630,000 563,877
49,689,993
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 220,000 216,177
5.00%, 2/2/2026 430,000 425,447
641,624
Biotechnology 0.1%
AbbVie, Inc. ,
2.60%, 11/21/2024 340,000 327,312
3.80%, 3/15/2025 750,000 730,672
2.95%, 11/21/2026 2,130,000 1,998,125
3,056,109
Broadline Retail 0.1%
Amazon.com, Inc. ,
3.30%, 4/13/2027 290,000 276,453
1.20%, 6/3/2027 1,200,000 1,056,476
eBay, Inc. ,
1.40%, 5/10/2026 760,000 687,534
Prosus NV ,
3.06%, 7/13/2031(a) 1,050,000 824,316
2,844,779
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 153,000 145,344
Capital Markets 0.4%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 760,000 713,363
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 910,000 809,205
(SOFR + 2.21%), 5.64%,
5/19/2029(e) 460,000 464,024
Credit Suisse AG ,
2.95%, 4/9/2025 3,620,000 3,426,007
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 830,000 800,535
3.75%, 5/22/2025 3,880,000 3,747,453
Morgan Stanley ,
(SOFR + 0.46%), 5.76%,
1/25/2024(e) 1,150,000 1,149,553
(SOFR + 1.16%), 3.62%,
4/17/2025(e) 1,300,000 1,278,312
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 1,480,000 1,392,487

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 680,000 604,108
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 330,000 320,595
14,705,642
Chemicals 0.1%
MEGlobal BV ,
2.63%, 4/28/2028(a) 780,000 684,347
OCP SA ,
Reg. S, 4.50%, 10/22/2025 930,000 901,124
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 860,000 764,014
2.88%, 5/11/2031(a) 250,000 198,706
2,548,191
Consumer Finance 0.2%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 940,000 845,329
American Express Co. ,
3.38%, 5/3/2024 740,000 727,258
3.95%, 8/1/2025 1,610,000 1,564,326
(SOFR + 0.97%), 5.39%,
7/28/2027(e) 460,000 459,743
4.05%, 5/3/2029 130,000 124,095
(SOFR + 1.28%), 5.28%,
7/27/2029(e) 460,000 459,548
John Deere Capital Corp. ,
4.95%, 7/14/2028 1,080,000 1,087,948
PACCAR Financial Corp. ,
1.10%, 5/11/2026 430,000 388,075
5,656,322
Diversified Telecommunication Services 0.1%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 220,000 186,405
Verizon Communications, Inc. ,
2.63%, 8/15/2026 700,000 651,030
2.10%, 3/22/2028 1,700,000 1,486,981
2.36%, 3/15/2032 2,101,000 1,677,697
4,002,113
Electric Utilities 0.3%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 1,050,000 1,006,268
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,500,000 2,268,156
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 4,070,000 4,005,236
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 880,000 882,538
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 1,360,000 1,316,644
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
4.90%, 6/1/2026 1,520,000 1,504,346
10,983,188
Entertainment 0.0%
†
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 700,000 676,519
6.41%, 3/15/2026 210,000 210,355
3.76%, 3/15/2027 670,000 627,140
1,514,014
Financial Services 0.2%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 1,460,000 1,423,599
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 1,510,000 1,356,710
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 2,280,000 2,137,859
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 5.72%,
11/13/2023(e) 1,210,000 1,210,999
2.88%, 5/10/2026 280,000 266,227
6,395,394
Food Products 0.0%
†
Mondelez International, Inc. ,
1.50%, 5/4/2025 440,000 411,731
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 1,360,000 1,224,771
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. ,
3.36%, 6/6/2024 454,000 444,741
Health Care Providers & Services 0.2%
Cigna Group (The) ,
3.25%, 4/15/2025 40,000 38,480
CVS Health Corp. ,
3.88%, 7/20/2025 3,060,000 2,973,991
5.00%, 1/30/2029 1,660,000 1,652,767
Elevance Health, Inc. ,
4.90%, 2/8/2026 1,020,000 1,007,354
Humana, Inc. ,
4.50%, 4/1/2025 90,000 88,667
McKesson Corp. ,
4.90%, 7/15/2028 1,840,000 1,840,229
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026 300,000 271,592
3.70%, 5/15/2027 780,000 753,436
8,626,516
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 260,000 244,566
3.50%, 8/18/2026 185,000 172,969
McDonald's Corp. ,
3.30%, 7/1/2025 910,000 879,278
1.45%, 9/1/2025 80,000 74,203

62 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
3.70%, 1/30/2026 900,000 870,650
2,241,666
Industrial Conglomerates 0.1%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 5.62%,
2/14/2024(e) 1,430,000 1,428,979
Honeywell International, Inc. ,
1.10%, 3/1/2027 500,000 442,464
1,871,443
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 44,000 41,791
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 137,094
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 200,000 194,945
New York Life Global Funding ,
0.95%, 6/24/2025(a) 100,000 92,050
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 2,120,000 2,099,772
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 510,000 467,181
3,032,833
Media 0.2%
Charter Communications
Operating LLC ,
(CME Term SOFR 3
Month + 1.91%), 6.95%,
2/1/2024(e) 2,510,000 2,522,954
4.91%, 7/23/2025 1,050,000 1,031,428
Comcast Corp. ,
3.95%, 10/15/2025 1,120,000 1,093,526
4.15%, 10/15/2028 270,000 261,247
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 151,835
4.50%, 11/15/2031(a) 700,000 502,175
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 122,851
5.75%, 12/1/2028(a) 640,000 492,492
Fox Corp. ,
3.05%, 4/7/2025 1,370,000 1,319,535
3.50%, 4/8/2030 130,000 116,688
7,614,731
Metals & Mining 0.1%
ArcelorMittal SA ,
6.55%, 11/29/2027 540,000 558,057
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024 640,000 628,784
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 470,000 463,835
5.40%, 5/8/2028(a) 1,160,000 1,154,904
Southern Copper Corp. ,
3.88%, 4/23/2025 940,000 911,521
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Vale Overseas Ltd. ,
6.88%, 11/21/2036 130,000 138,495
3,855,596
Oil, Gas & Consumable Fuels 0.7%
Continental Resources, Inc. ,
3.80%, 6/1/2024 450,000 441,357
2.27%, 11/15/2026(a) 270,000 241,611
4.38%, 1/15/2028 480,000 454,472
Coterra Energy, Inc. ,
3.90%, 5/15/2027 440,000 419,212
Devon Energy Corp. ,
5.25%, 9/15/2024 560,000 557,556
5.85%, 12/15/2025 1,810,000 1,821,782
5.25%, 10/15/2027 820,000 811,136
Ecopetrol SA ,
5.38%, 6/26/2026 810,000 779,576
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,155,152
4.50%, 4/15/2024 360,000 356,492
2.90%, 5/15/2025 1,420,000 1,353,046
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 520,000 514,687
3.75%, 2/15/2025 640,000 623,860
3.70%, 2/15/2026 60,000 57,952
4.15%, 10/16/2028 590,000 565,329
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 900,000 895,719
EQT Corp. ,
6.13%, 2/1/2025(c) 438,000 438,232
3.13%, 5/15/2026(a) 315,000 291,690
3.90%, 10/1/2027 820,000 768,715
5.00%, 1/15/2029 20,000 18,913
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 1,250,000 1,234,921
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 730,000 713,561
MPLX LP ,
4.00%, 2/15/2025 80,000 77,849
4.88%, 6/1/2025 720,000 710,468
1.75%, 3/1/2026 850,000 775,537
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 648,000 649,098
3.00%, 2/15/2027 264,000 237,600
8.50%, 7/15/2027 1,372,000 1,488,071
Petrobras Global Finance BV ,
5.75%, 2/1/2029 370,000 361,419
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,190,000 909,672
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 2,130,000 1,930,260
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 860,000 852,303
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 990,000 1,037,927

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP ,
3.95%, 6/1/2025 410,000 395,360
4.50%, 3/1/2028 490,000 465,845
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 610,000 604,105
4.55%, 6/24/2024 700,000 692,047
25,702,532
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 1,030,000 1,031,166
Personal Care Products 0.1%
Haleon UK Capital plc ,
3.13%, 3/24/2025 540,000 518,255
Haleon US Capital LLC ,
3.38%, 3/24/2027 890,000 837,602
Kenvue, Inc. ,
5.05%, 3/22/2028(a) 890,000 897,760
2,253,617
Pharmaceuticals 0.2%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 6.00%,
8/17/2023(e) 1,896,000 1,895,318
Merck & Co., Inc. ,
1.45%, 6/24/2030 90,000 73,042
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 2,910,000 2,874,589
Pfizer, Inc. ,
0.80%, 5/28/2025 1,020,000 947,615
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 1,470,000 1,329,859
4.75%, 5/9/2027 500,000 466,084
5.13%, 5/9/2029 300,000 274,875
7,861,382
Professional Services 0.0%
†
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 650,000 570,543
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 720,000 686,354
3.14%, 11/15/2035(a) 830,000 636,756
Intel Corp. ,
1.60%, 8/12/2028 1,020,000 881,995
5.13%, 2/10/2030 200,000 201,603
Microchip Technology, Inc. ,
0.98%, 9/1/2024 610,000 578,963
NXP BV ,
2.70%, 5/1/2025 1,810,000 1,722,025
Texas Instruments, Inc. ,
1.75%, 5/4/2030 340,000 285,265
TSMC Arizona Corp. ,
1.75%, 10/25/2026 850,000 764,382
5,757,343
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 840,000 801,190
4.50%, 5/6/2028 1,330,000 1,299,011
2,100,201
Specialty Retail 0.1%
AutoZone, Inc. ,
5.05%, 7/15/2026 1,140,000 1,136,921
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 10,000 9,284
2.88%, 4/15/2027 160,000 150,249
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 420,000 393,489
1.70%, 9/15/2028 770,000 658,536
2,348,479
Tobacco 0.1%
Altria Group, Inc. ,
2.35%, 5/6/2025 920,000 868,711
4.40%, 2/14/2026 146,000 143,341
2.63%, 9/16/2026 860,000 802,062
BAT Capital Corp. ,
3.56%, 8/15/2027 430,000 399,368
BAT International Finance plc ,
1.67%, 3/25/2026 1,060,000 960,676
5.93%, 2/2/2029 460,000 460,000
Philip Morris International,
Inc. ,
1.50%, 5/1/2025 90,000 84,442
0.88%, 5/1/2026 580,000 519,084
4,237,684
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
0.70%, 2/15/2024 750,000 728,882
3.38%, 7/1/2025 90,000 85,867
1.88%, 8/15/2026 490,000 439,014
5.30%, 2/1/2028 260,000 257,078
1,510,841
Transportation Infrastructure 0.0%
†
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 950,000 937,984
Wireless Telecommunication Services 0.1%
Sprint LLC ,
7.13%, 6/15/2024 2,439,000 2,461,953
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 1,290,000 1,246,410
3.50%, 4/15/2031 840,000 738,389
4,446,752
Total Corporate Bonds
(cost $210,035,055)
199,750,244
Exchange Traded Funds 1.7%
Shares
Debt Funds 0.1%
Vanguard Intermediate-Term
Corporate Bond ETF 52,005 4,113,596

64 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Exchange Traded Funds
Shares Value ($)
Equity Funds 1.6%
Invesco QQQ Trust 7,124 2,733,336
iShares Core S&P 500 ETF 5,257 2,419,166
iShares Russell 1000 ETF 90,923 22,928,053
Vanguard High Dividend Yield
ETF 26,851 2,962,471
Vanguard Russell 1000 109,947 22,928,347
Vanguard Small-Cap ETF(d) 7,353 1,534,939
55,506,312
Total Exchange Traded Funds
(cost $57,471,918)
59,619,908
Foreign Government Securities 0.2%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 33,130 11,124
0.75%, 7/9/2030(c) 200 69
Provincia de Buenos Aires,
Reg. S, 5.25%, 9/1/2037(c) 670,000 259,625
5.25%, 9/1/2037(a)(c) 301,247 116,733
387,551
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 750,000 573,573
MEXICO 0.1%
Mex Bonos Desarr Fix Rt,
8.00%, 11/7/2047 MXN 26,410,000 1,436,060
United Mexican States,
3.50%, 2/12/2034 1,510,000 1,267,662
2,703,722
PANAMA 0.0%
†
Republic of Panama,
3.88%, 3/17/2028 1,000,000 942,589
RUSSIA 0.1%
Russian Federation,
6.90%, 5/23/2029(f) RUB 334,155,000 1,815,545
7.65%, 4/10/2030(f) 144,850,000 528,880
7.25%, 5/10/2034(f) 2,250,000 8,216
2,352,641
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 300,000 297,690
6.25%, 5/23/2033(a) 250,000 214,920
512,610
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
4.38%, 1/23/2031 390,000 381,656
5.75%, 10/28/2034 910,000 978,250
1,359,906
Total Foreign Government Securities
(cost $13,202,266)
8,832,592
Mortgage-Backed Securities 1.4%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RB5131
2.00%, 10/1/2041 863,505 729,441
Pool# RB5141
2.00%, 1/1/2042 89,341 75,377
Pool# RB5145
2.00%, 2/1/2042 180,293 152,073
Pool# QK1354
2.00%, 2/1/2042 178,813 150,703
Pool# SD2866
4.00%, 7/1/2049 98,297 93,329
Pool# SD7521
2.50%, 7/1/2050 1,214,388 1,040,276
Pool# SI2048
2.50%, 7/1/2050 98,843 83,784
Pool# SD2588
4.00%, 7/1/2050 96,741 91,824
Pool# QB4985
2.00%, 11/1/2050 150,438 122,291
Pool# RA3913
2.50%, 11/1/2050 219,289 187,847
Pool# SD7534
2.50%, 2/1/2051 977,580 842,897
Pool# RA4532
2.50%, 2/1/2051 435,312 369,531
Pool# SD8146
2.00%, 5/1/2051 501,307 407,125
Pool# SD0781
3.00%, 11/1/2051 671,138 588,944
Pool# QD2260
3.00%, 12/1/2051 84,627 74,364
Pool# QD7333
3.00%, 2/1/2052 92,596 81,218
Pool# SD8209
1.50%, 3/1/2052 1,579,772 1,214,248
Pool# SD1549
3.50%, 4/1/2052 1,414,589 1,282,705
Pool# RA7186
4.00%, 4/1/2052 1,085,595 1,021,005
Pool# RA7185
4.00%, 4/1/2052 638,387 598,844
Pool# SD8214
3.50%, 5/1/2052 839,121 760,238
Pool# SD2549
4.00%, 7/1/2052 95,507 90,244
Pool# SD1807
4.50%, 7/1/2052 675,599 648,247
Pool# QF3213
4.50%, 11/1/2052 382,334 366,027
Pool# SD2251
4.50%, 11/1/2052 290,981 278,571
Pool# QF4924
6.00%, 12/1/2052 189,478 192,630
Pool# SD2384
6.50%, 2/1/2053 473,253 484,217
Pool# SD2452
6.50%, 2/1/2053 187,416 191,552
Pool# SD2578
6.00%, 3/1/2053 97,009 97,588
Pool# SD2688
5.50%, 4/1/2053 296,046 294,796
Pool# QG1295
5.50%, 4/1/2053 99,708 99,217

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2762
5.50%, 5/1/2053 295,837 294,296
Pool# SD3382
5.00%, 6/1/2053 200,000 195,480
FNMA Pool
Pool# AN4927
3.45%, 3/1/2029 18,958 17,854
Pool# AN5386
3.25%, 5/1/2029 19,316 17,984
Pool# AM8700
2.93%, 6/1/2030 18,808 17,246
Pool# BF0301
4.50%, 8/1/2058 298,745 287,478
FNMA UMBS Pool
Pool# MA4422
2.00%, 9/1/2041 1,358,644 1,141,829
Pool# MA4446
2.00%, 10/1/2041 426,036 359,892
Pool# MA4474
2.00%, 11/1/2041 173,833 146,202
Pool# MA4540
2.00%, 2/1/2042 89,637 75,610
Pool# MA4570
2.00%, 3/1/2042 90,449 76,214
Pool# MA4606
2.00%, 5/1/2042 92,274 77,811
Pool# FM3049
4.00%, 4/1/2044 376,501 359,225
Pool# FS4448
4.00%, 12/1/2044 96,893 92,495
Pool# FS1248
3.00%, 2/1/2047 1,101,170 988,313
Pool# CA2472
4.00%, 10/1/2048 175,958 166,433
Pool# CA5371
4.00%, 3/1/2050 169,342 160,086
Pool# BK2620
2.50%, 6/1/2050 62,932 53,649
Pool# BQ3331
2.00%, 8/1/2050 155,100 126,409
Pool# BQ4926
2.00%, 10/1/2050 223,859 182,023
Pool# CA7257
2.50%, 10/1/2050 151,539 129,602
Pool# FM5313
2.50%, 10/1/2050 81,920 69,812
Pool# CA9220
2.00%, 2/1/2051 1,169,147 949,679
Pool# CA8779
2.00%, 2/1/2051 489,481 397,691
Pool# BR4052
2.00%, 2/1/2051 156,616 127,325
Pool# CA8955
2.50%, 2/1/2051 420,198 356,256
Pool# FS1631
2.50%, 2/1/2051 269,739 228,691
Pool# MA4305
2.00%, 4/1/2051 993,204 806,636
Pool# FM9441
2.00%, 4/1/2051 172,278 140,084
Pool# FS4645
4.00%, 11/1/2051 97,023 90,768
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9413
4.00%, 11/1/2051 69,513 65,125
Pool# BU2591
2.00%, 12/1/2051 371,132 300,541
Pool# FS1107
2.50%, 12/1/2051 259,112 220,619
Pool# FS0439
2.50%, 1/1/2052 356,199 302,292
Pool# CB2664
3.00%, 1/1/2052 906,011 794,306
Pool# FS0551
2.50%, 2/1/2052 90,172 77,048
Pool# FS4314
2.00%, 3/1/2052 97,423 79,336
Pool# FS0736
2.50%, 3/1/2052 89,472 76,242
Pool# FS0957
3.00%, 3/1/2052 734,290 642,441
Pool# CB3282
3.50%, 4/1/2052 1,180,304 1,070,266
Pool# FS2707
3.50%, 4/1/2052 1,128,869 1,023,620
Pool# BV5405
4.00%, 4/1/2052 85,591 80,620
Pool# CB3880
5.00%, 6/1/2052 90,963 89,414
Pool# BW0048
5.00%, 7/1/2052 180,773 176,824
Pool# CB4418
5.50%, 8/1/2052 85,441 85,133
Pool# BX2186
4.50%, 11/1/2052 488,710 467,887
Pool# FS3977
4.50%, 11/1/2052 382,634 366,424
Pool# FS3813
4.50%, 11/1/2052 280,281 268,335
Pool# CB5156
6.50%, 11/1/2052 93,823 96,562
Pool# CB5892
4.50%, 3/1/2053 96,675 92,549
Pool# FS4454
6.00%, 4/1/2053 95,625 96,438
Pool# FS4524
5.00%, 5/1/2053 97,726 95,517
Pool# FS4573
6.00%, 5/1/2053 291,778 294,918
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 8/25/2053 100,000 80,957
2.50%, 8/25/2053 5,600,000 4,718,328
3.00%, 8/25/2053 2,500,000 2,187,207
4.00%, 8/25/2053 500,000 466,738
5.00%, 8/25/2053 1,100,000 1,074,520
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 49,953
45,137
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 78,837 73,667
Pool# MA5194
5.00%, 5/20/2048 116,646 115,994
Pool# 784985
3.50%, 9/20/2048 48,882 45,314

66 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5597
5.00%, 11/20/2048 254,191 252,860
Pool# MA5817
4.00%, 3/20/2049 65,533 62,364
Pool# MA5876
4.00%, 4/20/2049 51,977 49,436
Pool# MA5878
5.00%, 4/20/2049 166,264 164,846
Pool# BS1728
4.00%, 1/20/2050 38,958 37,679
Pool# BM7534
3.50%, 2/20/2050 60,420 55,493
Pool# BS1742
4.00%, 2/20/2050 31,398 30,296
Pool# BS1757
4.00%, 3/20/2050 29,768 28,780
Pool# BS8420
4.00%, 4/20/2050 128,638 122,157
Pool# BT1888
2.50%, 12/20/2050 240,348 207,160
Pool# BS8546
2.50%, 12/20/2050 145,153 122,548
Pool# MA7192
2.00%, 2/20/2051 958,132 803,206
Pool# CD8312
2.50%, 5/20/2051 154,739 131,095
Pool# MA7368
3.00%, 5/20/2051 336,390 300,774
Pool# MA7471
2.00%, 7/20/2051 246,539 206,747
Pool# MA7590
3.00%, 9/20/2051 1,350,350 1,205,677
Pool# MA7648
2.00%, 10/20/2051 87,111 72,847
Pool# MA7649
2.50%, 10/20/2051 1,287,446 1,110,488
Pool# 786082
3.00%, 11/20/2051 89,980 80,397
Pool# MA7826
2.00%, 1/20/2052 180,596 151,025
Pool# BZ4383
3.00%, 1/20/2052 133,289 117,219
Pool# 785944
3.00%, 2/20/2052 450,399 402,019
Pool# 786077
3.00%, 3/20/2052 88,452 78,771
Pool# 786107
3.00%, 3/20/2052 88,193 78,768
Pool# MA7989
3.50%, 4/20/2052 1,961,630 1,801,734
Pool# 786429
4.00%, 6/20/2052 95,970 90,844
Pool# MA8100
4.00%, 6/20/2052 94,778 89,243
Pool# CK9592
4.00%, 6/20/2052 94,710 89,433
Pool# MA8197
2.50%, 8/20/2052 553,114 476,944
Pool# MA8428
5.00%, 11/20/2052 486,723 477,226
Pool# MA8429
5.50%, 11/20/2052 486,527 483,799
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 786474
5.00%, 1/20/2053 97,232 95,981
Pool# MA8642
2.50%, 2/20/2053 1,353,098 1,168,571
Pool# MA8798
4.00%, 4/20/2053 99,074 93,288
GNMA TBA
2.00%, 8/15/2053 100,000 83,594
4.00%, 8/15/2053 700,000 659,312
4.50%, 8/15/2053 1,700,000 1,635,254
5.00%, 8/15/2053 700,000 685,891
Total Mortgage-Backed Securities
(cost $51,455,455)
50,318,311
Purchased Options 0.0%
†
Number of
Contracts
Put Options 0.0%
†
Equity Funds 0.0%
†
Invesco QQQ Trust 1
8/18/2023 at USD 353.00,
American Style, Notional
Amount: USD 60,857,200
JPMorgan Chase Bank NA* 1,724 65,939
0
Future Interest Rate Options 0.0%
†
3 Month SOFR 10/13/2023
at USD 97.00, American
Style, Notional Amount:
USD 17,750,000 Exchange
Traded* 71 206,344
3 Month SOFR 12/15/2023
at USD 96.00, American
Style, Notional Amount:
USD 48,000,000 Exchange
Traded* 192 226,800
3 Month SOFR 12/15/2023
at USD 95.88, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 83,025
0
516,169
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month SOFR 6/14/2024
at USD 95.13, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 36,250
3 Month SOFR 9/13/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 20,025
3 Month SOFR 6/14/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 12,225

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 67
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 9/12/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 56,719
3 Month SOFR 6/13/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 54,469
3 Month SOFR 3/14/2025
at USD 96.50, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 49,875
3 Month SOFR 3/14/2025
at USD 97.25, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 105,469
3 Month SOFR 12/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 34,750,000 Exchange
Traded* 139 89,481
3 Month SOFR 12/13/2024
at USD 96.25, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 43,519
3 Month SOFR 9/13/2024
at USD 95.25, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 47,287
3 Month SOFR 9/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 35,887
3 Month SOFR 9/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 34,850
3 Month SOFR 6/14/2024
at USD 97.25, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 13,062
3 Month SOFR 6/14/2024
at USD 97.75, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 20,000
3 Month SOFR 3/15/2024
at USD 97.75, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded* 145 9,969
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 3/15/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 6,000
3 Month SOFR 3/15/2024
at USD 95.00, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 36,400
3 Month SOFR 9/15/2023
at USD 97.25, American
Style, Notional Amount:
USD 12,000,000 Exchange
Traded* 48 300
3 Month SOFR 12/15/2023
at USD 97.50, American
Style, Notional Amount:
USD 26,000,000 Exchange
Traded* 104 3,900
3 Month SOFR 12/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 9,169
3 Month SOFR 9/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,500,000 Exchange
Traded* 10 9,500
3 Month SOFR 6/13/2025
at USD 97.25, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 9,169
3 Month SOFR 3/14/2025
at USD 97.00, American
Style, Notional Amount:
USD 1,750,000 Exchange
Traded* 7 7,087
3 Month SOFR 6/14/2024
at USD 98.50, American
Style, Notional Amount:
USD 4,250,000 Exchange
Traded* 17 1,381
0
711,993
Total Purchased Options
(cost $3,357,435) 1,294,101
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*^∞ 5,788 2,662
Aduro Biotech, Inc. CVR*^∞ 429 0
Akouos, Inc., CVR*^∞ 134 0
Albireo Pharma, Inc., CVR*^∞ 131 0

68 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Rights
Number of
Rights Value ($)
Biotechnology
Oncternal Therapeutics, Inc.,
CVR*^∞ 31 32
Radius Health, Inc., CVR*^∞ 294 24
2,718
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR* ∞ 510 0
Financial Services 0.0%
†
Contra Costa County Board of
Education, CVR*^∞ 289 0
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 2,271 0
IT Services 0.0%
†
Flexion, Inc.*^∞ 1,208 0
Pharmaceuticals 0.0%
†
CinCor Pharma, Inc., CVR*^∞ 103 0
Total Rights
(cost $15,836) 2,718
U.S. Government Agency Security 0.0%
†
Principal
Amount ($)
FFCB, 3.38%, 8/26/2024 1,860,000 1,823,185
Total U.S. Government Agency Security
(cost $1,858,313)
1,823,185
U.S. Treasury Obligations 1.3%
U.S. Treasury Bonds
1.13%, 8/15/2040 1,350,000 848,813
1.38%, 11/15/2040 1,660,000 1,086,327
4.00%, 11/15/2042 2,960,000 2,882,762
3.88%, 5/15/2043 2,450,000 2,342,047
3.00%, 2/15/2049 1,440,000 1,184,119
2.88%, 5/15/2049 400,000 321,516
1.25%, 5/15/2050 1,890,000 1,030,345
1.38%, 8/15/2050 3,020,000 1,701,817
1.63%, 11/15/2050 1,860,500 1,120,733
2.38%, 5/15/2051 690,000 498,094
1.88%, 11/15/2051 9,066,700 5,800,917
2.25%, 2/15/2052 5,511,000 3,866,096
2.88%, 5/15/2052 3,070,000 2,472,189
3.00%, 8/15/2052 1,820,000 1,503,917
4.00%, 11/15/2052 1,680,000 1,678,425
3.63%, 2/15/2053 2,100,000 1,958,578
3.63%, 5/15/2053 3,870,000 3,615,427
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (g) 5,260,000 5,130,942
U.S. Treasury Notes
2.75%, 5/31/2029 3,609,400 3,348,706
3.25%, 6/30/2029 3,530,000 3,364,393
4.00%, 7/31/2030 1,880,000 1,872,656
Total U.S. Treasury Obligations
(cost $56,242,766)
47,628,819
Preferred Stock 0.0%
†
Shares Value ($)
Entertainment 0.0%
†
AMC Entertainment Holdings,
Inc., 0.00%, *(h) 41,467 76,714
Total Preferred Stock
(cost $99,934)
76,714
Short-Term Investments 12.5%
Principal
Amount ($)
Commercial Paper 12.3%
American Elec Pwr Co.,
5.40%, 8/23/2023 1,500,000 1,494,755
American Honda Finance
Corp., 5.71%, 10/23/2023 37,500,000 37,006,500
Brookfield Infrastructure
Holdings Canada, Inc.,
6.20%, 9/12/2023 23,500,000 23,343,597
Cigna Holding Co., 5.53%,
10/3/2023 2,600,000 2,574,388
Credit Agricole Corporate and
Investment Bank, 5.26%,
8/1/2023 37,900,000 37,894,444
Engie SA, 5.42%, 10/6/2023 35,900,000 35,542,612
General Motors Financial Co.,
Inc.
5.61%, 8/17/2023 22,600,000 22,539,029
5.63%, 8/23/2023 1,000,000 996,331
5.68%, 10/25/2023 7,500,000 7,391,192
Healthpeak Op LLC Corp.,
5.47%, 8/9/2023 9,050,000 9,037,579
Humana, Inc., 5.42%,
8/9/2023(a) 10,050,000 10,036,282
Marriott International, Inc.,
5.52%, 8/15/2023 18,850,000 18,806,331
Mizuho Bank Ltd., 5.50%,
9/6/2023 28,250,000 28,092,054
National Fuel Gas Co.,
6.08%, 8/8/2023 6,350,000 6,342,295
Oglethorpe Pwr Corp., 5.57%,
8/22/2023 15,250,000 15,195,705
Ovintiv, Inc., 6.14%,
8/21/2023 22,850,000 22,773,277
Parker Hannifin Corp., 5.51%,
8/18/2023 37,050,000 36,948,668
Parker-Hannifin Corp., 5.53%,
8/21/2023(a) 9,500,000 9,469,676
Syngenta Wilmington, 0.00%,
8/29/2023 9,550,000 9,503,339
TransCanada PipeLines Ltd.
5.66%, 9/14/2023 18,500,000 18,367,263
5.56%, 9/19/2023(a) 13,600,000 13,494,732
VW Credit, Inc., 5.45%,
8/23/2023(a) 33,250,000 33,133,737
White Plains Capital Co LLC,
5.85%, 9/12/2023(a) 40,000,000 39,729,960

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 69
V1
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
439,713,746
U.S. Government Agency Securities 0.2%
FHLB
5.05%, 8/9/2023 4,780,000 4,774,619
4.98%, 9/20/2023 940,000 933,368
5.16%, 10/19/2023 2,340,000 2,313,896
Total U.S. Government Agency Securities
(cost $8,022,653)
8,021,883
Total Short-Term Investments
(cost $447,799,019)
447,735,629
Repurchase Agreement 0.3%
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $10,120,238,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$10,322,642. (i) 10,118,753 10,118,753
Total Repurchase Agreement
(cost $10,118,753)
10,118,753
Total Investments
(cost $2,596,604,771) — 89.6%
3,222,128,289
Other assets in excess of
liabilities — 10.4% 373,721,455
NET ASSETS — 100.0%
$ 3,595,849,744
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$248,494,590 which represents 6.91% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(d) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $38,234,942, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $10,118,753 and by $28,960,824 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 8/10/2023 – 2/15/2053, a total value of $39,079,577.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2023.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $10,118,753.
ADR American Depositary Receipt
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CHF Switzerland Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
RUB Russia Ruble
USD United States Dollar

70 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.09 USD 7,905,000 (30,289) 356,710 326,421
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.63 USD 12,369,000 61,877 151,727 213,604
Total unrealized depreciation 31,588 508,437 540,025
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 71
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 3.05% annually Rec 2/15/2048 USD 3,058,000 140,391 102,472 242,863
1 Day SOFR annually 2.97% annually Rec 6/29/2055 USD 2,685,000 (4,863) 98,299 93,436
1 Day FEDERAL_FUNDS_
H15 At Termination
5.34% At
Termination Rec 11/1/2023 USD 122,148,000 1,262 4,899 6,161
1 Day SOFR annually 2.60% annually Rec USD 4,963,000 73,296 288,991 362,287
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 6,895,000 462,897 601,644 1,064,541
1 Day SOFR annually 2.85% annually Rec 2/15/2029 USD 13,923,000 (68,602) 942,043 873,441
1 Day SOFR annually 3.15% annually Rec 5/15/2048 USD 9,046,000 76 525,049 525,125
Total unrealized appreciation 604,457 2,563,397 3,167,854
1 Day SOFR annually 3.13% annually Pay 6/29/2030 USD 11,272,000 3,042 (111,900) (108,858)
1 Day SOFR annually 2.77% annually Pay USD 11,959,000 (48,490) (470,997) (519,487)
Total unrealized depreciation (45,448) (582,897) (628,345)
Net unrealized appreciation 559,009 1,980,500 2,539,509
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of July 31, 2023 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Activision
Blizzard, Inc.
1 Day USD
SOFR + 0.4%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 469,492 — 12,293 12,293
Black Knight,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 563,830 — 87,043 87,043
ForgeRock,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 466,236 — 9,556 9,556
ForgeRock,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 464,198 — 2,380 2,380
Franchise
Group, Inc.
1 Day USD
SOFR +
0.15%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 928,165 — 4,959 4,959

72 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Franchise
Group, Inc.
1 Day USD
SOFR +
0.12%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 436,690 — 2,338 2,338
Globus
Medical, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 831,367 — 28,085 28,085
Globus
Medical, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR
- 0.1%
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 801,138 — 20,645 20,645
National
Instruments
Corp.
1 Day USD
SOFR + 0.3%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 445,818 — 18,589 18,589
Russell 1000
Index
1 Day USD
FEDERAL_
FUNDS_H15
+ 0.18%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023
USD
473,991,118 — 14,012,473 14,012,473
Russell 1000
Index
1 Day USD
FEDERAL_
FUNDS_H15
+ 0.22%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 4,052,396 — 119,686 119,686
Russell 3000
Index
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2023
USD
120,697,234 — 1,013,245 1,013,245
Russell 3000
Index
1 Day USD
SOFR +
0.27%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2023
USD
443,410,675 — 17,817,933 17,817,933
Russell 3000
Index
1 Day USD
SOFR +
0.51%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Goldman
Sachs
1/23/2024
USD
397,616,935 — 1,461,754 1,461,754

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 73
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Syneos Health,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 392,747 — 415 415
VMware, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 470,593 — 4,741 4,741
Total unrealized appreciation — 34,616,135 34,616,135
Activision
Blizzard, Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,023,073 — (6,760) (6,760)
Activision
Blizzard, Inc.
1 Day USD
SOFR + 0.3%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,021,582 — (6,785) (6,785)
Albertsons
Cos., Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 326,128 — (2,804) (2,804)
Albertsons
Cos., Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 559,964 — (5,272) (5,272)
Albertsons
Cos., Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 461,169 — (7,383) (7,383)
Amedisys, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 465,783 — (2,147) (2,147)
Amedisys, Inc. 1 Day USD
SOFR + 0.4%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 936,532 — (3,024) (3,024)
Amedisys, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 920,768 — (3,561) (3,561)
Black Knight,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 856,155 — (4,065) (4,065)

74 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Black Knight,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 399,507 — (5,372) (5,372)
Consumer
Staples Select
Sector SPDR
Fund
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.15%
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 302,757 — (6,375) (6,375)
Energy Select
Sector SPDR
Fund
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.15%
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 462,784 — (34,424) (34,424)
Focus Financial
Partners, Inc.
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 587,232 — (844) (844)
Horizon
Therapeutics
plc
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 1,025,856 — (38,619) (38,619)
iRobot Corp. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 158,555 — (29,957) (29,957)
iRobot Corp. 1 Day USD
SOFR + 0.4%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 189,001 — (31,659) (31,659)
iRobot Corp. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 191,855 — (36,877) (36,877)
NuVasive, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 744,389 — (32,897) (32,897)
NuVasive, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 775,368 — (43,210) (43,210)

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 75
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
PNM
Resources, Inc.
1 Day USD
SOFR +
0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 355,468 — (7,788) (7,788)
PNM
Resources, Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 893,409 — (19,538) (19,538)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
FEDERAL_
FUNDS_
H15 +
0.54%
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
10/3/2023 USD 8,011,989 — (17,723) (17,723)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
FEDERAL_
FUNDS_
H15 +
0.22%
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 2,567,549 — (75,832) (75,832)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
FEDERAL_
FUNDS_
H15 +
0.15%
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023 USD 5,490,842 — (162,459) (162,459)
Russell 1000
Index
Decreases in
total return
of reference
entity
1 Day USD
FEDERAL_
FUNDS_
H15 + 0.3%
Increases in
total return
of reference
entity
Monthly Bank of
America NA
10/3/2023
USD
38,899,907 — (1,146,853) (1,146,853)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25%
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2023
USD
121,473,972 — (850,176) (850,176)
Seagen, Inc. 1 Day USD
SOFR + 0.4%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 280,733 — (9,350) (9,350)
Seagen, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 380,182 — (11,874) (11,874)

76 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Seagen, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 380,380 — (11,881) (11,881)
Seagen, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 657,218 — (20,527) (20,527)
Spirit Airlines,
Inc.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 107,428 — (601) (601)
Spirit Airlines,
Inc.
1 Day USD
SOFR + 0.3%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 372,819 — (2,097) (2,097)
Spirit Airlines,
Inc.
1 Day USD
SOFR + 0.4%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 376,247 — (14,934) (14,934)
Tower
Semiconductor
Ltd.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 261,261 — (4,687) (4,687)
Tower
Semiconductor
Ltd.
1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 380,629 — (7,015) (7,015)
VMware, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 170,843 — (2,010) (2,010)
VMware, Inc. 1 Day USD
SOFR + 0.2%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 305,862 — (3,598) (3,598)
Total unrealized depreciation — (2,670,978) (2,670,978)
Net unrealized appreciation — 31,945,157 31,945,157
* There are no upfront payments (receipts) on the swap contracts listed above.
As of July 31, 2023, the Fund had $5,231,800 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 77
Forward Foreign Currency Contracts outstanding as of July 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 579,000,000 USD 4,073,305 Morgan Stanley Co., Inc. 9/20/2023 29,085
USD 129,176,983 JPY 17,733,000,000 Morgan Stanley Co., Inc. 9/20/2023 3,533,305
CAD 1,690,916 USD 1,277,358 Goldman Sachs Bank USA 10/20/2023 6,328
USD 45,647 EUR 41,000 Bank of America NA 10/20/2023 389
USD 119,304 EUR 108,000 Goldman Sachs Bank USA 10/20/2023 90
Total unrealized appreciation 3,569,197
JPY 282,741,620 USD 2,038,284 Goldman Sachs Bank USA 10/20/2023 (25,619)
USD 92,802 MXN 1,612,825 Goldman Sachs Bank USA 10/20/2023 (2,091)
Total unrealized depreciation (27,710)
Net unrealized appreciation 3,541,487
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 66 9/2023 EUR 3,262,612 90,241
Euro-Bobl 21 9/2023 EUR 2,675,842 (23,276)
NASDAQ 100 E-Mini Index 254 9/2023 USD 80,556,100 3,967,622
Russell 2000 E-Mini Index 26 9/2023 USD 2,617,680 22,037
Russell 2000 E-Mini Index 208 9/2023 USD 20,941,440 854,115
Russell 2000 E-Mini Index 333 9/2023 USD 33,526,440 1,865,716
S&P 500 E-Mini Index 353 9/2023 USD 81,445,925 3,300,565
S&P 500 Micro E-Mini Index 895 9/2023 USD 20,649,888 103,372
TOPIX Index 45 9/2023 JPY 7,360,560 396,655
U.S. Treasury 2 Year Note 19 9/2023 USD 3,857,594 (6,555)
U.S. Treasury 5 Year Note 53 9/2023 USD 5,661,477 (16,212)
U.S. Treasury 10 Year Note 73 9/2023 USD 8,132,656 59,229
U.S. Treasury 10 Year Note 840 9/2023 USD 93,581,250 (1,709,230)
U.S. Treasury Long Bond 21 9/2023 USD 2,613,188 (50,879)
U.S. Treasury Ultra Bond 351 9/2023 USD 46,408,781 (943,747)
3 Month SOFR 230 3/2025 USD 55,125,250 (44,216)
3 Month SOFR 42 3/2026 USD 10,129,350 8,837
Total long contracts 7,874,274
Short Contracts
TOPIX Index (717) 9/2023 JPY (117,278,248) (7,985,203)
U.S. Treasury 2 Year Note (413) 9/2023 USD (83,851,906) 1,378,937
U.S. Treasury 5 Year Note (1,834) 9/2023 USD (195,908,454) 2,881,979
U.S. Treasury 10 Year Ultra Note (366) 9/2023 USD (42,816,281) 1,139,460
U.S. Treasury Long Bond (207) 9/2023 USD (25,758,563) 447,385
3 Month SOFR (349) 3/2024 USD (82,560,313) 702,002
Total short contracts (1,435,440)
Net contracts 6,438,834
As of July 31, 2023, the Fund had $19,387,703 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

78 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of July 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
Invesco QQQ Trust 1
JPMorgan Chase
Bank NA 1,724 USD 68,270,400 USD 396.00 8/18/2023 (297,237)
Total written call options contracts (297,237)
Written Put Options Contracts as of July 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 109 USD 27,250,000 USD 95.25 12/15/2023 (42,919)
3 Month SOFR Exchange Traded 385 USD 96,250,000 USD 95.38 12/15/2023 (185,281)
3 Month SOFR Exchange Traded 71 USD 17,750,000 USD 96.25 10/13/2023 (95,850)
3 Month SOFR Exchange Traded 71 USD 17,750,000 USD 96.50 10/13/2023 (129,575)
Invesco QQQ Trust 1
JPMorgan Chase
Bank NA 1,724 USD 57,409,200 USD 333.00 8/18/2023 (23,959)
Total written put options contracts (477,584)
Total Written Options Contracts (Premiums Received ($1,038,565)) (774,821)
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

80 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 66,800,261 $ – $ 66,800,261
Closed End Funds 25,882 – – 25,882
Collateralized Mortgage Obligations – 29,444,469 – 29,444,469
Commercial Mortgage-Backed Securities – 33,995,012 – 33,995,012
  Common Stocks
Aerospace & Defense 33,105,294 – – 33,105,294
Air Freight & Logistics 11,554,724 – – 11,554,724
Automobile Components 5,156,093 – – 5,156,093
Automobiles 41,931,265 – – 41,931,265
Banks 75,552,363 – – 75,552,363
Beverages 31,887,723 – – 31,887,723
Biotechnology 52,247,583 – – 52,247,583
Broadline Retail 60,648,457 2,898,481 – 63,546,938
Building Products 14,807,661 2,707,798 – 17,515,459
Capital Markets 61,281,506 – – 61,281,506
Chemicals 37,051,439 8,807,076 – 45,858,515
Commercial Services & Supplies 12,672,883 – – 12,672,883
Communications Equipment 16,612,178 – – 16,612,178
Construction & Engineering 5,347,860 – – 5,347,860
Construction Materials 3,416,678 – – 3,416,678
Consumer Finance 11,821,487 – – 11,821,487
Consumer Staples Distribution & Retail 36,438,649 – – 36,438,649
Containers & Packaging 6,874,934 – 4,400 6,879,334
Distributors 2,627,106 – – 2,627,106
Diversified Consumer Services 2,473,716 – – 2,473,716
Diversified REITs 1,320,483 – – 1,320,483
Diversified Telecommunication Services 12,779,237 – – 12,779,237
Electric Utilities 33,454,300 – – 33,454,300
Electrical Equipment 15,711,956 8,457,025 – 24,168,981
Electronic Equipment, Instruments &
Components 15,333,125 7,719,548 – 23,052,673
Energy Equipment & Services 11,092,752 – – 11,092,752
Entertainment 29,139,438 5,272,729 – 34,412,167
Financial Services 85,091,239 4,733,738 – 89,824,977
Food Products 22,231,949 4,261,839 – 26,493,788
Gas Utilities 2,354,720 – – 2,354,720
Ground Transportation 23,247,475 – – 23,247,475
Health Care Equipment & Supplies 57,971,404 11,775,203 – 69,746,607
Health Care Providers & Services 57,769,495 – – 57,769,495
Health Care REITs 5,239,761 – – 5,239,761
Health Care Technology 2,660,168 – – 2,660,168
Hotel & Resort REITs 1,637,687 – – 1,637,687
Hotels, Restaurants & Leisure 49,360,936 – – 49,360,936
Household Durables 10,801,556 7,149,750 – 17,951,306
Household Products 25,770,616 4,058,116 – 29,828,732
Independent Power and Renewable
Electricity Producers 1,871,513 – – 1,871,513
Industrial Conglomerates 15,034,857 – – 15,034,857
Industrial REITs 7,852,443 – – 7,852,443
Insurance 45,095,066 5,492,107 – 50,587,173
Interactive Media & Services 106,725,395 – – 106,725,395
IT Services 29,326,559 16,906,111 – 46,232,670
Leisure Products 2,213,473 – – 2,213,473
Life Sciences Tools & Services 33,151,211 – – 33,151,211
Machinery 43,640,635 3,368,694 – 47,009,329
Marine Transportation 542,716 – – 542,716
Media 18,594,600 – – 18,594,600
Metals & Mining 12,507,065 – – 12,507,065
Mortgage Real Estate Investment Trusts
(REITs) 2,500,203 – – 2,500,203

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 81
Level 1 Level 2 Level 3 Total
Assets:
Multi-Utilities $ 13,945,586 $ – $ – $ 13,945,586
Office REITs 3,237,282 – – 3,237,282
Oil, Gas & Consumable Fuels 81,569,341 – – 81,569,341
Paper & Forest Products 334,590 – – 334,590
Passenger Airlines 4,258,597 – – 4,258,597
Personal Care Products 3,740,925 – – 3,740,925
Pharmaceuticals 77,043,657 3,832,603 – 80,876,260
Professional Services 21,619,426 5,882,769 – 27,502,195
Real Estate Management & Development 4,964,693 – – 4,964,693
Residential REITs 9,046,103 – – 9,046,103
Retail REITs 7,982,000 – – 7,982,000
Semiconductors & Semiconductor
Equipment 141,669,810 6,582,065 – 148,251,875
Software 213,559,235 – – 213,559,235
Specialized REITs 22,205,691 – – 22,205,691
Specialty Retail 46,131,838 7,941,640 – 54,073,478
Technology Hardware, Storage & Peripherals 145,154,862 – – 145,154,862
Textiles, Apparel & Luxury Goods 12,062,279 3,721,904 – 15,784,183
Tobacco 11,539,131 – – 11,539,131
Trading Companies & Distributors 11,190,600 – – 11,190,600
Water Utilities 2,519,130 – – 2,519,130
Wireless Telecommunication Services 3,779,687 – – 3,779,687
Total Common Stocks $ 2,143,088,095 $ 121,569,196 $ 4,400 $ 2,264,661,691
Corporate Bonds – 199,750,244 – 199,750,244
Credit Default Swaps† – 508,437 – 508,437
Exchange Traded Funds 59,619,908 – – 59,619,908
Foreign Government Securities   – 6,479,951 2,352,641 8,832,592
Forward Foreign Currency Contracts – 3,569,197 – 3,569,197
Futures Contracts 17,218,152 – – 17,218,152
Interest Rate Swaps† – 2,563,397 – 2,563,397
Mortgage-Backed Securities – 50,318,311 – 50,318,311
Preferred Stock 76,714 – – 76,714
Purchased Options   1,228,162 65,939 – 1,294,101
Repurchase Agreement – 10,118,753 – 10,118,753
Rights   – – 2,718 2,718
Short-Term Investments – 447,735,629 – 447,735,629
Total Return Swaps† – 34,616,135 – 34,616,135
U.S. Government Agency Security – 1,823,185 – 1,823,185
U.S. Treasury Obligations – 47,628,819 – 47,628,819
Total Assets $ 2,221,256,913 $ 1,056,986,935 $ 2,359,759 $ 3,280,603,607
Liabilities:
Forward Foreign Currency Contracts $ – $ (27,710) $ – $ (27,710)
Futures Contracts (10,779,318) – – (10,779,318)
Interest Rate Swaps† – (582,897) – (582,897)
Total Return Swaps† – (2,670,978) – (2,670,978)
Written Options (453,625) (321,196) – (774,821)
Total Liabilities $ (11,232,943) $ (3,602,781) $ – $ (14,835,724)
Total $ 2,210,023,970 $ 1,053,384,154 $ 2,359,759 $ 3,265,767,883
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of July 31, 2023, the fund held two common stock investments and seven rights investments that were categorized as Level
3 investments which were each valued at $0.

82 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
Common
Stocks
Foreign
Government
Securities Rights Total
Balance as of 10/31/2022 $ 5,624 $ 3,684,063 $ — $ 3,689,687
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) — — 12,375 12,375
Purchases
*
— — 2,422 2,422
Sales — — (12,375) (12,375)
Change in Unrealized Appreciation/Depreciation (1,224) (1,331,422) (2,422) (1,335,068)
Transfers into Level 3 — — 2,718 2,718
Transfers out of Level 3 — — — —
Balance as of 7/31/2023 $ 4,400 $ 2,352,641 $ 2,718 $ 2,359,759
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 7/31/2023 $ (1,224) $ (1,331,422) $ (2,422) $ (1,335,068)
* Purchases include all purchases of securities and securities received in corporate actions.

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 83
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

84 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a domestic or foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value may also include interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally

Nationwide Multi-Cap Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 85
limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments.
The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

86 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Multi-Cap Portfolio
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 65,939
Interest rate risk Investment securities, at value 1,228,162
Swap Contracts†
Credit risk Unrealized appreciation on centrally cleared swaps
Contracts 508,437
Equity risk Swap contracts, at value 34,616,135
Interest rate risk Unrealized appreciation on centrally cleared swaps contracts 2,563,397
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 3,569,197
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 10,600,323
Interest rate risk Unrealized appreciation from futures contracts 6,617,829
Total $ 59,769,419
Liabilities:
Written Options
Equity risk Written options, at value $ (321,196)
Interest rate risk Written options, at value (453,625)
Swap Contracts†
Equity risk
Swap Contracts, at value (2,670,978)
Interest rate risk Unrealized depreciation on centrally cleared swaps contracts (582,897)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (27,710)
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts (7,985,203)
Interest rate risk
Unrealized depreciation from futures contracts (2,794,115)
Total $ (14,835,724)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 0.3%
Textron, Inc. 21,544 1,675,477
Air Freight & Logistics 1.1%
FedEx Corp. 19,830 5,353,109
Automobile Components 1.0%
Lear Corp. 33,315 5,155,829
Automobiles 2.9%
Ford Motor Co. 432,644 5,715,227
General Motors Co. 228,780 8,778,289
14,493,516
Banks 1.6%
Comerica, Inc. 60,143 3,245,316
KeyCorp 388,283 4,779,764
8,025,080
Beverages 1.5%
Monster Beverage Corp.* 128,068 7,362,629
Biotechnology 3.6%
Exelixis , Inc.* 198,207 3,906,660
Incyte Corp.* 56,019 3,569,531
Ionis Pharmaceuticals, Inc.* 25,393 1,052,032
Mirati Therapeutics, Inc.* 12,525 379,132
Neurocrine Biosciences, Inc.* 33,527 3,416,066
Ultragenyx Pharmaceutical,
Inc.* 26,552 1,144,922
Vertex Pharmaceuticals, Inc.* 12,466 4,392,270
17,860,613
Broadline Retail 1.2%
Amazon.com, Inc.* 43,123 5,764,683
Building Products 1.7%
Trane Technologies plc 42,321 8,440,500
Capital Markets 1.8%
Evercore , Inc., Class A 4,574 617,764
FactSet Research Systems,
Inc. 10,845 4,718,009
Interactive Brokers Group,
Inc., Class A 39,357 3,437,047
8,772,820
Chemicals 3.0%
Dow, Inc. 111,466 6,294,485
Eastman Chemical Co. 27,676 2,368,512
FMC Corp. 25,736 2,476,575
Huntsman Corp. 131,300 3,908,801
15,048,373
Communications Equipment 1.2%
F5, Inc.* 14,071 2,226,595
Juniper Networks, Inc. 133,840 3,720,752
5,947,347
Construction & Engineering 1.1%
AECOM 59,973 5,217,651
Consumer Finance 1.6%
SLM Corp. 145,059 2,347,054
Synchrony Financial 163,905 5,661,279
8,008,333
Consumer Staples Distribution & Retail 2.7%
Kroger Co. (The) 111,086 5,403,223
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Target Corp. 59,426 8,109,866
13,513,089
Containers & Packaging 0.3%
Sealed Air Corp. 28,064 1,280,280
Electric Utilities 2.3%
Constellation Energy Corp. 16,155 1,561,381
NRG Energy, Inc. 123,969 4,709,582
Pinnacle West Capital Corp. 60,659 5,023,779
11,294,742
Entertainment 1.1%
Live Nation Entertainment,
Inc.* 62,091 5,448,485
Financial Services 4.0%
Fidelity National Information
Services, Inc. 117,150 7,073,517
Mastercard , Inc., Class A 31,985 12,611,046
19,684,563
Ground Transportation 0.8%
Landstar System, Inc. 3,448 701,979
Lyft, Inc., Class A* 236,534 3,006,347
3,708,326
Health Care Equipment & Supplies 1.8%
Edwards Lifesciences Corp.* 87,373 7,170,702
Tandem Diabetes Care, Inc.* 48,543 1,695,122
8,865,824
Health Care Providers & Services 4.8%
DaVita, Inc.* 58,593 5,975,900
Elevance Health, Inc. 1,541 726,782
Humana, Inc. 16,452 7,515,767
McKesson Corp. 4,558 1,834,139
Molina Healthcare, Inc.* 8,084 2,461,497
Premier, Inc., Class A 63,176 1,753,134
Tenet Healthcare Corp.* 48,961 3,658,856
23,926,075
Hotels, Restaurants & Leisure 5.3%
Airbnb, Inc., Class A* 14,782 2,249,672
Booking Holdings, Inc.* 2,227 6,615,972
Domino's Pizza, Inc. 14,940 5,927,296
Expedia Group, Inc.* 54,876 6,723,956
MGM Resorts International 94,308 4,788,017
26,304,913
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 164,780 4,623,727
Insurance 6.4%
Allstate Corp. (The) 65,035 7,328,144
Brighthouse Financial, Inc.* 26,608 1,387,075
Brown & Brown, Inc. 6,030 424,813
Everest Group Ltd. 10,560 3,806,986
Hanover Insurance Group, Inc.
(The) 12,024 1,364,483
Lincoln National Corp. 172,040 4,824,002
Progressive Corp. (The) 35,144 4,427,441
Reinsurance Group of
America, Inc. 25,686 3,605,030
W R Berkley Corp. 74,914 4,621,445
31,789,419

88 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services 5.2%
Alphabet, Inc., Class C* 63,462 8,447,427
Meta Platforms, Inc., Class A* 47,236 15,049,390
Snap, Inc., Class A* 185,046 2,102,122
25,598,939
IT Services 4.0%
Cognizant Technology
Solutions Corp., Class A 84,121 5,554,510
EPAM Systems, Inc.* 1,452 343,848
GoDaddy , Inc., Class A* 39,523 3,046,828
Kyndryl Holdings, Inc.* 147,067 2,008,935
Okta , Inc., Class A* 23,521 1,807,824
Twilio , Inc., Class A* 21,520 1,420,966
VeriSign, Inc.* 25,848 5,452,635
19,635,546
Machinery 3.1%
AGCO Corp. 32,281 4,296,601
Oshkosh Corp. 41,089 3,783,064
Otis Worldwide Corp. 78,457 7,136,449
15,216,114
Metals & Mining 0.1%
MP Materials Corp.* 17,471 416,683
Multi-Utilities 0.5%
DTE Energy Co. 22,529 2,575,065
Oil, Gas & Consumable Fuels 2.6%
Marathon Oil Corp. 105,725 2,777,396
Marathon Petroleum Corp. 16,807 2,235,667
Valero Energy Corp. 61,395 7,914,429
12,927,492
Pharmaceuticals 0.7%
Organon & Co. 156,865 3,447,893
Professional Services 0.3%
Insperity , Inc. 8,266 972,495
TriNet Group, Inc.* 6,026 634,116
1,606,611
Residential REITs 0.8%
Camden Property Trust 36,922 4,027,821
Semiconductors & Semiconductor Equipment 3.3%
Cirrus Logic, Inc.* 31,429 2,539,463
Intel Corp. 59,792 2,138,760
NVIDIA Corp. 5,074 2,371,029
Qorvo , Inc.* 52,144 5,736,883
Teradyne, Inc. 30,923 3,492,444
16,278,579
Software 10.9%
Adobe, Inc.* 4,095 2,236,566
Atlassian Corp., Class A* 28,867 5,252,062
Crowdstrike Holdings, Inc.,
Class A* 26,502 4,284,313
DocuSign, Inc., Class A* 28,814 1,550,770
Dropbox, Inc., Class A* 112,034 3,019,316
Fortinet, Inc.* 107,362 8,344,175
Informatica , Inc., Class A* 4,571 87,032
Microsoft Corp. 54,886 18,437,305
New Relic, Inc.* 28,029 2,353,875
Nutanix , Inc., Class A* 73,149 2,209,100
Pegasystems , Inc. 7,026 370,622
Qualys , Inc.* 12,108 1,680,590
Common Stocks
Shares Value ($)
Software
Smartsheet , Inc., Class A* 34,191 1,518,080
Tenable Holdings, Inc.* 26,301 1,279,807
Zscaler , Inc.* 8,656 1,388,249
54,011,862
Specialized REITs 0.1%
SBA Communications Corp.,
Class A 2,378 520,663
Specialty Retail 2.3%
Advance Auto Parts, Inc. 45,651 3,395,978
AutoZone, Inc.* 3,220 7,991,138
11,387,116
Technology Hardware, Storage & Peripherals 9.6%
Apple, Inc. 197,651 38,828,539
Dell Technologies, Inc., Class
C 126,120 6,674,270
HP, Inc. 59,020 1,937,627
47,440,436
Total Investments
(cost $437,739,640) — 97.5% 482,656,223
Other assets in excess of liabilities — 2.5% 12,222,615
NET ASSETS — 100.0%
$ 494,878,838
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 89
OTC Total return swap contracts outstanding as of July 31, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,185 9,074 9,074
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,287 4,081 4,081
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 54,540 58,903 58,903
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,448 11,172 11,172
American Airlines
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 234,311 42,176 42,176
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,546 14,548 14,548
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 32,851 106,109 106,109
Autodesk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 31,692 80,181 80,181
AutoNation, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,995 36,457 36,457
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 64,165 41,066 41,066
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,168 17,403 17,403
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,918 9,959 9,959
Builders FirstSource ,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 13,068 38,289 38,289
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 995 1,294 1,294
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 2,707 4,548 4,548
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 20,610 61,212 61,212
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 7,451 10,059 10,059
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,536 19,633 19,633
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 55,541 68,315 68,315

90 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 755 1,480 1,480
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 6,414 11,609 11,609
Dow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,983 19,864 19,864
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 108,375 26,010 26,010
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 27,433 25,033 25,033
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 655 6,524 6,524
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,592 22,651 22,651
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 4,803 12,824 12,824
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 39,867 4,385 4,385
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 17,999 48,417 48,417
FedEx Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,726 74,320 74,320
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 13,889 22,222 22,222
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 128,723 6,436 6,436
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,008 64,226 64,226
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,436 18,940 18,940
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 136,039 21,766 21,766
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 400 2,686 2,686
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,432 22,930 22,930
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,042 31,244 31,244

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 91
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,687 1,720 1,720
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 70,269 85,728 85,728
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 17,456 8,379 8,379
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 14,583 42,728 42,728
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,563 554,991 554,991
Kroger Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,118 3,844 3,844
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 33 47 47
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,975 9,818 9,818
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,605 21,613 21,613
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 23,670 22,960 22,960
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 46,277 35,171 35,171
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 49,210 169,282 169,282
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 2,047 14,104 14,104
MGM Resorts
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,353 5,000 5,000
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,668 60,674 60,674
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,127 14,877 14,877
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,309 42,044 42,044
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 22,499 11,699 11,699
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,599 292,057 292,057

92 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,836 26,016 26,016
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,747 47,807 47,807
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 769 3,637 3,637
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,032 1,703 1,703
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 18,801 47,943 47,943
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,160 7,560 7,560
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,494 22,114 22,114
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 103,992 65,515 65,515
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,768 583,165 583,165
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,194 8,417 8,417
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 28,478 81,732 81,732
ServiceNow , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,628 130,063 130,063
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 20,959 5,869 5,869
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 16,099 78,402 78,402
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 130,639 58,788 58,788
Smartsheet , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,816 23,803 23,803
SS&C Technologies
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,497 84,790 84,790
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,873 4,037 4,037
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,575 58,428 58,428

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 93
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,101 69,834 69,834
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 38,849 49,347 49,347
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 1,273 5,385 5,385
Twilio , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,687 57,617 57,617
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 41,813 47,249 47,249
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 3,065 4,596 4,596
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 80,771 4,845 4,845
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 54,741 8,977 8,977
– –
Total unrealized appreciation 4,062,421 4,062,421
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 14,258 (80,843) (80,843)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 22,097 (53,848) (53,848)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 20,909 (61,891) (61,891)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,163 (2,736) (2,736)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 12,561 (16,521) (16,521)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 130,964 (87,746) (87,746)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,697 (42,119) (42,119)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,609 (19,325) (19,325)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 8,468 (46,489) (46,489)
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 672 (2,130) (2,130)
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 20,102 (16,082) (16,082)

94 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 12,562 (26,631) (26,631)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 66,096 (72,706) (72,706)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,402 (69,575) (69,575)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 30,039 (69,090) (69,090)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 74,606 (101,464) (101,464)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,874 (3,899) (3,899)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,146 (24,237) (24,237)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 16,480 (63,448) (63,448)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,449 (10,838) (10,838)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 12,135 (7,645) (7,645)
Cognizant
Technology
Solutions Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 8,341 (2,169) (2,169)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 44,725 (9,840) (9,840)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 83,803 (45,254) (45,254)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,502 (78,113) (78,113)
Credit Acceptance
Corp.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 1,434 (23,690) (23,690)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 10,537 (632) (632)
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,325 (10,217) (10,217)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 342,722 (325,586) (325,586)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 18,154 (6,535) (6,535)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 95
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Eastman Chemical
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,052 (37,264) (37,264)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,043 (2,426) (2,426)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 25,751 (168,208) (168,208)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,150 (54,450) (54,450)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,626 (2,517) (2,517)
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 606 (242) (242)
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,597 (45,837) (45,837)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 22,259 (60,099) (60,099)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,226 (49,058) (49,058)
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 88,847 (32,873) (32,873)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 41,303 (212,710) (212,710)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 115,010 (139,162) (139,162)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 79,584 (64,463) (64,463)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 40,489 (49,801) (49,801)
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,294 (715) (715)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,334 (63,500) (63,500)
Insperity , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 11,456 (30,817) (30,817)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 47,526 (55,130) (55,130)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,048 (1,394) (1,394)

96 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 80,981 (29,153) (29,153)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 49,455 (12,364) (12,364)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 31,842 (5,841) (5,841)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 12,938 (13,197) (13,197)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,676 (9,153) (9,153)
Lucid Group, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 29,379 (21,153) (21,153)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 15,632 (20,322) (20,322)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 13,917 (66,802) (66,802)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 13,601 (34,955) (34,955)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 321,190 (44,967) (44,967)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 212,500 (48,875) (48,875)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 15,816 (72,279) (72,279)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,454 (32,644) (32,644)
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 17,856 (1,250) (1,250)
MSA Safety, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,238 (997) (997)
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 18,459 (13,844) (13,844)
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 23,425 (33,966) (33,966)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 274,265 (235,868) (235,868)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 39,026 (16,001) (16,001)

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 97
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 44,295 (49,167) (49,167)
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,504 (519) (519)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 21,798 (32,043) (32,043)
Polaris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 10,235 (15,455) (15,455)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 3,948 (11,212) (11,212)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,282 (48,450) (48,450)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 8,223 (3,043) (3,043)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,058 (8,083) (8,083)
Rockwell
Automation, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 3,361 (12,781) (12,781)
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,146 (69,504) (69,504)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 27,337 (64,515) (64,515)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 66,579 (13,982) (13,982)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,408 (33,369) (33,369)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 62,829 (40,211) (40,211)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,901 (29,010) (29,010)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 23,300 (143,295) (143,295)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 5,895 (33,955) (33,955)
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 9,769 (8,011) (8,011)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,046 (53,190) (53,190)

98 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 16,811 (30,764) (30,764)
Viasat , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 42,153 (64,073) (64,073)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,646 (8,152) (8,152)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 221,416 (172,704) (172,704)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 52,592 (51,014) (51,014)
Wolfspeed , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 14,527 (56,509) (56,509)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 18,918 (24,025) (24,025)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 41,508 (26,979) (26,979)
– –
Total unrealized depreciation (4,269,611) (4,269,611)
– –
Net unrealized depreciation (207,190) (207,190)
Financing Costs of Swap Contracts (99,349) (99,349)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (306,539) (306,539)
OBFR Overnight Bank Funding Rate

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 99
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.

100 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide U.S. 130/30 Equity Portfolio
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 482,656,223 $ – $ – $ 482,656,223
Total Return Swaps† – 4,062,421 – 4,062,421
Total Assets $ 482,656,223 $ 4,062,421 $ – $ 486,718,644
Liabilities:
Total Return Swaps† $ – $ (4,368,960) $ – $ (4,368,960)
Total Liabilities $ – $ (4,368,960) $ – $ (4,368,960)
Total $ 482,656,223 $ (306,539) $ – $ 482,349,684
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide U.S. 130/30 Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 101
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Swap Contracts
Equity risk Swap contracts, at value $ 4,062,421
Total $ 4,062,421
Liabilities:
Swap Contracts
Equity risk Swap Contracts, at value $ (4,368,960)
Total $ (4,368,960)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

102 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks 95.3%
Shares Value ($)
Aerospace & Defense 1.3%
AAR Corp.* 276 16,505
AeroVironment, Inc.* 173 16,480
Archer Aviation, Inc., Class A* 2,555 17,195
Astronics Corp.* 553 11,602
Boeing Co. (The)* 7,514 1,794,719
Cadre Holdings, Inc. 516 12,007
Ducommun, Inc.* 237 11,883
Kaman Corp. 484 11,079
Kratos Defense & Security
Solutions, Inc.* 31,710 478,504
L3Harris Technologies, Inc. 11,874 2,250,004
Leonardo DRS, Inc.* 822 13,719
Moog, Inc., Class A 234 24,673
Northrop Grumman Corp. 2,850 1,268,250
Parsons Corp.* 348 17,198
Rocket Lab USA, Inc.* 2,189 16,133
TransDigm Group, Inc. 6,737 6,061,414
Triumph Group, Inc.* 980 12,397
V2X, Inc.* 236 12,145
Virgin Galactic Holdings, Inc.* 3,129 13,392
12,059,299
Air Freight & Logistics 0.1%
Air Transport Services Group,
Inc.* 711 14,334
FedEx Corp. 2,591 699,440
Forward Air Corp. 198 23,530
GXO Logistics, Inc.* 8,551 573,516
Hub Group, Inc., Class A* 251 22,623
1,333,443
Automobile Components 0.5%
Adient plc* 784 33,367
American Axle &
Manufacturing Holdings,
Inc.* 1,516 14,326
Aptiv plc* 27,829 3,046,997
Dana, Inc. 1,026 19,473
Dorman Products, Inc.* 202 17,107
Fox Factory Holding Corp.* 369 41,291
Gentherm, Inc.* 295 17,632
Goodyear Tire & Rubber Co.
(The)* 2,375 38,190
LCI Industries 196 26,709
Luminar Technologies, Inc.,
Class A* 2,450 18,130
Mobileye Global, Inc., Class A* 17,878 682,582
Modine Manufacturing Co.* 451 16,940
Patrick Industries, Inc. 312 27,004
Solid Power, Inc.* 4,549 13,010
Standard Motor Products, Inc. 311 11,871
Stoneridge, Inc.* 591 12,080
Visteon Corp.* 242 37,290
XPEL, Inc. Reg. S* 203 16,490
4,090,489
Automobiles 1.5%
Fisker, Inc., Class A* 2,291 14,136
General Motors Co. 13,733 526,935
Tesla, Inc.* 48,033 12,845,465
Winnebago Industries, Inc. 250 17,200
13,403,736
Common Stocks
Shares Value ($)
Banks 3.7%
1st Source Corp. 261 12,241
Amerant Bancorp, Inc., Class
A 603 11,951
Ameris Bancorp 535 23,353
Associated Banc-Corp. 1,163 22,039
Atlantic Union Bankshares
Corp. 549 17,557
Axos Financial, Inc.* 477 22,419
Banc of California, Inc. 918 13,045
BancFirst Corp. 165 16,484
Bancorp, Inc. (The)* 429 16,259
Bank First Corp. 134 11,840
Bank of America Corp. 219,065 7,010,080
Bank of Hawaii Corp. 307 17,539
Bank of NT Butterfield & Son
Ltd. (The) 464 14,908
BankUnited, Inc. 638 19,038
Banner Corp. 374 17,806
BCB Bancorp, Inc. 380 4,883
Berkshire Hills Bancorp, Inc. 645 14,712
Brookline Bancorp, Inc. 1,175 12,549
Burke & Herbert Financial
Services Corp. 95 5,129
Byline Bancorp, Inc. 602 13,214
C&F Financial Corp. 86 4,836
Cadence Bank 1,569 39,303
Camden National Corp. 361 12,483
Capital City Bank Group, Inc. 360 11,675
Capitol Federal Financial, Inc. 1,827 12,113
Cathay General Bancorp 667 25,373
Central Pacific Financial Corp. 666 12,148
Citizens Financial Group, Inc. 34,678 1,118,712
City Holding Co. 147 14,540
Coastal Financial Corp.* 267 12,060
Columbia Financial, Inc.* 644 11,257
Community Bank System, Inc. 424 22,824
Community Trust Bancorp, Inc. 318 12,205
ConnectOne Bancorp, Inc. 650 13,306
CrossFirst Bankshares, Inc.* 1,035 12,078
Customers Bancorp, Inc.* 481 20,192
CVB Financial Corp. 1,038 19,587
Dime Community Bancshares,
Inc. 568 12,723
Eagle Bancorp, Inc. 467 12,936
East West Bancorp, Inc. 35,853 2,230,415
Eastern Bankshares, Inc. 1,203 16,986
Enterprise Financial Services
Corp. 334 13,694
Farmers National Banc Corp. 870 11,963
FB Financial Corp. 431 15,266
First Bancorp 1,780 34,108
First Bancshares, Inc. (The) 482 15,091
First Busey Corp. 644 13,949
First Commonwealth Financial
Corp. 1,028 14,844
First Community Bankshares,
Inc. 369 12,409
First Financial Bancorp 730 16,856
First Financial Bankshares,
Inc. 1,079 35,165
First Foundation, Inc. 2,664 19,474

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Banks
First Interstate BancSystem,
Inc., Class A 628 18,042
First Merchants Corp. 523 16,799
First Mid Bancshares, Inc. 416 12,734
Fulton Financial Corp. 1,237 17,689
German American Bancorp,
Inc. 414 12,196
Glacier Bancorp, Inc. 959 31,359
Great Southern Bancorp, Inc. 217 12,007
Hancock Whitney Corp. 780 34,328
Hanmi Financial Corp. 687 13,053
Heartland Financial USA, Inc. 439 15,075
Heritage Commerce Corp. 1,279 12,278
Heritage Financial Corp. 665 12,475
Hilltop Holdings, Inc. 470 14,537
Home BancShares, Inc. 1,804 43,855
HomeStreet, Inc. 1,085 9,982
Hope Bancorp, Inc. 1,483 16,105
Horizon Bancorp, Inc. 1,026 12,712
Independent Bank Corp. 309 18,617
Independent Bank Group, Inc. 349 15,660
International Bancshares Corp. 388 19,260
JPMorgan Chase & Co. 81,957 12,945,928
Kearny Financial Corp. 1,558 13,383
Lakeland Bancorp, Inc. 939 14,188
Lakeland Financial Corp. 258 14,304
Live Oak Bancshares, Inc. 473 17,913
M&T Bank Corp. 7,184 1,004,754
Mercantile Bank Corp. 348 12,222
Metropolitan Bank Holding
Corp.* 284 12,862
Midland States Bancorp, Inc. 521 12,207
National Bank Holdings Corp.,
Class A 423 14,534
National Bankshares, Inc. 162 4,823
NBT Bancorp, Inc. 397 14,768
Nicolet Bankshares, Inc. 181 15,141
Northeast Community
Bancorp, Inc. 605 9,795
Northfield Bancorp, Inc. 1,003 12,217
Northwest Bancshares, Inc. 1,211 14,968
OceanFirst Financial Corp. 815 15,183
OFG Bancorp 425 14,233
Old National Bancorp 2,576 43,869
Old Second Bancorp, Inc. 770 12,312
Origin Bancorp, Inc. 442 14,409
Pacific Premier Bancorp, Inc. 704 17,980
PacWest Bancorp 1,923 17,884
Park National Corp. 128 14,275
Pathward Financial, Inc. 257 13,354
Peapack-Gladstone Financial
Corp. 400 11,692
Peoples Bancorp, Inc. 515 14,508
PNC Financial Services
Group, Inc. (The) 24,097 3,298,638
Preferred Bank 187 12,357
Premier Financial Corp. 639 13,841
Princeton Bancorp, Inc. 161 4,816
Provident Financial Services,
Inc. 767 14,220
QCR Holdings, Inc. 254 13,012
Common Stocks
Shares Value ($)
Banks
RBB Bancorp 342 5,017
Renasant Corp. 561 17,357
S&T Bancorp, Inc. 475 15,001
Sandy Spring Bancorp, Inc. 587 14,364
Seacoast Banking Corp. of
Florida 643 15,889
ServisFirst Bancshares, Inc. 350 20,888
Sierra Bancorp 250 5,265
Simmons First National Corp.,
Class A 986 19,907
Southside Bancshares, Inc. 425 14,114
SouthState Corp. 692 53,748
Stellar Bancorp, Inc. 578 14,369
Stock Yards Bancorp, Inc. 300 14,343
Texas Capital Bancshares,
Inc.* 370 23,625
Timberland Bancorp, Inc. 334 10,451
Tompkins Financial Corp. 198 11,912
Towne Bank 652 16,483
TriCo Bancshares 369 13,793
Triumph Financial, Inc.* 224 15,884
TrustCo Bank Corp. 391 11,883
Trustmark Corp. 604 15,861
UMB Financial Corp. 349 24,779
United Bankshares, Inc. 1,125 37,620
United Community Banks, Inc. 942 27,384
Univest Financial Corp. 613 11,954
Valley National Bancorp 3,775 38,732
Veritex Holdings, Inc. 723 15,552
Virginia National Bankshares
Corp. 151 5,471
Washington Federal, Inc. 553 17,165
Washington Trust Bancorp,
Inc. 407 13,048
Wells Fargo & Co. 78,769 3,635,977
WesBanco, Inc. 508 14,229
Westamerica Bancorp 309 15,200
WSFS Financial Corp. 455 19,906
33,394,141
Beverages 1.1%
Coca-Cola Co. (The) 9,658 598,120
Coca-Cola Consolidated, Inc. 40 25,336
Coca-Cola Europacific
Partners plc 29,710 1,883,317
Constellation Brands, Inc.,
Class A 18,868 5,147,190
Duckhorn Portfolio, Inc. (The)* 913 11,486
Keurig Dr Pepper, Inc. 75,704 2,574,693
MGP Ingredients, Inc. 146 16,646
National Beverage Corp.* 274 14,481
Primo Water Corp. 1,178 16,692
Vita Coco Co., Inc. (The)* 454 11,995
10,299,956
Biotechnology 2.6%
2seventy bio, Inc.* 1,124 8,531
4D Molecular Therapeutics,
Inc.* 656 12,005
89bio, Inc.* 810 12,830
AbbVie, Inc. 30,900 4,622,022
ACADIA Pharmaceuticals,
Inc.* 1,064 31,111

104 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
ADMA Biologics, Inc.* 3,117 12,936
Agenus, Inc.* 7,191 10,930
Agios Pharmaceuticals, Inc.* 526 13,949
Akero Therapeutics, Inc.* 430 18,662
Alkermes plc* 1,478 43,276
Allogene Therapeutics, Inc.* 2,215 10,986
Amicus Therapeutics, Inc.* 2,418 32,933
Anavex Life Sciences Corp.* 1,479 12,202
Arcellx, Inc.* 419 14,351
Arcturus Therapeutics
Holdings, Inc.* 346 12,096
Arcus Biosciences, Inc.* 719 14,308
Arcutis Biotherapeutics, Inc.* 1,122 12,241
Ardelyx, Inc.* 3,404 13,412
Arrowhead Pharmaceuticals,
Inc.* 870 30,032
Aurinia Pharmaceuticals, Inc.* 1,296 15,008
Avid Bioservices, Inc.* 910 11,521
Avidity Biosciences, Inc.* 1,170 11,127
Avita Medical, Inc.* 639 12,940
Beam Therapeutics, Inc.* 526 16,238
BioCryst Pharmaceuticals,
Inc.* 1,921 14,196
Biogen, Inc.* 12,301 3,323,607
Biohaven Ltd.* 654 13,001
BioMarin Pharmaceutical, Inc.* 29,241 2,571,161
Blueprint Medicines Corp.* 489 32,274
Bridgebio Pharma, Inc.* 1,021 35,745
CareDx, Inc.* 1,160 12,656
Catalyst Pharmaceuticals,
Inc.* 1,030 14,245
Celldex Therapeutics, Inc.* 453 16,018
Cerevel Therapeutics
Holdings, Inc.* 562 17,192
Chinook Therapeutics, Inc.* 485 19,002
Cogent Biosciences, Inc.* 966 12,548
Crinetics Pharmaceuticals,
Inc.* 723 13,737
Cytokinetics, Inc.* 802 26,747
Day One Biopharmaceuticals,
Inc.* 995 13,174
Deciphera Pharmaceuticals,
Inc.* 858 11,600
Denali Therapeutics, Inc.* 1,059 30,107
Dynavax Technologies Corp.* 1,165 16,298
Dyne Therapeutics, Inc.* 1,084 13,203
Editas Medicine, Inc., Class A* 1,339 11,756
Entrada Therapeutics, Inc.* 283 4,916
EQRx, Inc.* 6,275 10,730
Geron Corp.* 5,351 17,337
Gilead Sciences, Inc. 60,861 4,633,957
Halozyme Therapeutics, Inc.* 1,163 49,962
Ideaya Biosciences, Inc.* 650 14,534
ImmunoGen, Inc.* 2,224 39,632
Immunovant, Inc.* 617 14,086
Inhibrx, Inc.* 468 9,383
Insmed, Inc.* 989 21,847
Intellia Therapeutics, Inc.* 822 34,795
Iovance Biotherapeutics, Inc.* 1,898 13,779
Ironwood Pharmaceuticals,
Inc., Class A* 1,779 19,729
Common Stocks
Shares Value ($)
Biotechnology
Keros Therapeutics, Inc.* 334 13,988
Kiniksa Pharmaceuticals Ltd.,
Class A* 774 14,582
Krystal Biotech, Inc.* 172 22,205
Kura Oncology, Inc.* 1,074 11,213
Kymera Therapeutics, Inc.* 546 11,946
Lyell Immunopharma, Inc.* 3,743 10,817
Madrigal Pharmaceuticals,
Inc.* 120 24,636
MannKind Corp.* 3,208 14,661
MiMedx Group, Inc.* 1,532 12,363
Mirati Therapeutics, Inc.* 8,810 266,679
Mirum Pharmaceuticals, Inc.* 446 11,489
Moderna, Inc.* 5,700 670,662
Morphic Holding, Inc.* 284 16,111
Myriad Genetics, Inc.* 729 16,293
Neurocrine Biosciences, Inc.* 21,867 2,228,029
Novavax, Inc.* 1,460 13,549
Nurix Therapeutics, Inc.* 1,201 11,662
Nuvalent, Inc., Class A* 324 16,151
Point Biopharma Global, Inc.* 1,284 11,479
Prime Medicine, Inc.* 790 11,905
ProKidney Corp., Class A* 1,029 13,192
Protagonist Therapeutics, Inc.* 717 13,910
Prothena Corp. plc* 363 25,000
PTC Therapeutics, Inc.* 596 24,043
RAPT Therapeutics, Inc.* 573 13,695
Recursion Pharmaceuticals,
Inc., Class A* 1,085 15,320
Regeneron Pharmaceuticals,
Inc.* 1,555 1,153,670
REGENXBIO, Inc.* 654 12,426
Relay Therapeutics, Inc.* 1,166 14,692
Replimune Group, Inc.* 573 12,073
REVOLUTION Medicines,
Inc.* 811 21,289
Rhythm Pharmaceuticals, Inc.* 673 12,006
Rocket Pharmaceuticals, Inc.* 770 13,898
Sage Therapeutics, Inc.* 417 14,462
Sana Biotechnology, Inc.* 2,024 11,861
Seres Therapeutics, Inc.* 2,614 12,573
SpringWorks Therapeutics,
Inc.* 562 17,636
Summit Therapeutics, Inc.* 2,432 5,107
Syndax Pharmaceuticals, Inc.* 658 14,029
TG Therapeutics, Inc.* 1,242 25,697
Twist Bioscience Corp.* 591 14,385
Vaxcyte, Inc.* 771 37,054
Vera Therapeutics, Inc., Class
A* 697 13,083
Veracyte, Inc.* 580 15,921
Vericel Corp.* 425 15,266
Vertex Pharmaceuticals, Inc.* 5,182 1,825,826
Verve Therapeutics, Inc.* 710 14,548
Viking Therapeutics, Inc.* 919 13,325
Vir Biotechnology, Inc.* 1,249 17,586
Viridian Therapeutics, Inc.* 691 12,963
Xencor, Inc.* 571 13,870
Zentalis Pharmaceuticals, Inc.* 553 14,771
Zymeworks, Inc.* 649 4,842
22,979,040

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Broadline Retail 2.6%
Amazon.com, Inc.* 174,342 23,306,038
Dillard's, Inc., Class A 45 15,437
23,321,475
Building Products 0.9%
AAON, Inc. 415 43,683
Allegion plc 15,440 1,804,319
American Woodmark Corp.* 185 14,178
Apogee Enterprises, Inc. 305 15,107
AZZ, Inc. 325 14,407
CSW Industrials, Inc. 123 22,208
Fortune Brands Innovations,
Inc. 5,959 423,506
Gibraltar Industries, Inc.* 262 16,944
Griffon Corp. 399 16,646
Insteel Industries, Inc. 355 11,449
Janus International Group,
Inc.* 1,296 14,800
JELD-WEN Holding, Inc.* 824 14,676
Johnson Controls International
plc 15,546 1,081,224
Masonite International Corp.* 159 16,624
Masterbrand, Inc.* 7,138 88,154
PGT Innovations, Inc.* 595 17,023
Quanex Building Products
Corp. 514 14,464
Resideo Technologies, Inc.* 1,163 21,771
Simpson Manufacturing Co.,
Inc. 392 61,936
Trane Technologies plc 20,123 4,013,331
UFP Industries, Inc. 658 67,616
Zurn Elkay Water Solutions
Corp. 1,271 38,689
7,832,755
Capital Markets 1.9%
Artisan Partners Asset
Management, Inc., Class A 500 20,745
Avantax, Inc.* 547 14,156
BGC Group, Inc., Class A 2,954 14,061
BlackRock, Inc. 2,332 1,722,998
Blackstone, Inc. 8,032 841,673
Brightsphere Investment
Group, Inc. 537 11,427
Brookfield Corp. 7,773 271,278
Cohen & Steers, Inc. 253 16,270
Diamond Hill Investment
Group, Inc. 64 11,617
Donnelley Financial Solutions,
Inc.* 293 13,859
Focus Financial Partners, Inc.,
Class A* 498 26,060
Goldman Sachs Group, Inc.
(The) 9,587 3,411,726
Hamilton Lane, Inc., Class A 297 26,264
Intercontinental Exchange, Inc. 21,506 2,468,889
Moelis & Co., Class A 560 27,345
MSCI, Inc., Class A 5,052 2,768,900
Nasdaq, Inc. 10,168 513,382
Open Lending Corp.* 1,270 14,338
P10, Inc., Class A 1,016 12,040
Patria Investments Ltd., Class
A 749 11,400
Common Stocks
Shares Value ($)
Capital Markets
Piper Sandler Cos. 126 18,441
PJT Partners, Inc., Class A 211 16,734
S&P Global, Inc. 10,105 3,986,524
StepStone Group, Inc., Class
A 514 14,428
StoneX Group, Inc.* 183 16,838
Tradeweb Markets, Inc., Class
A 14,769 1,207,957
Victory Capital Holdings, Inc.,
Class A 411 13,629
Virtus Investment Partners,
Inc. 65 13,372
WisdomTree, Inc. 1,961 13,649
17,520,000
Chemicals 1.7%
AdvanSix, Inc. 376 15,081
Air Products & Chemicals, Inc. 2,850 870,191
Albemarle Corp. 1,296 275,115
American Vanguard Corp. 664 11,992
Ashland, Inc. 3,109 284,038
Avient Corp. 751 30,438
Axalta Coating Systems Ltd.* 12,178 389,696
Balchem Corp. 270 36,380
Cabot Corp. 480 34,080
Chase Corp. 112 14,100
Ecolab, Inc. 3,368 616,816
Ecovyst, Inc.* 26,835 329,802
Element Solutions, Inc. 26,947 564,809
FMC Corp. 5,441 523,587
Hawkins, Inc. 289 13,511
HB Fuller Co. 456 33,758
Ingevity Corp.* 270 17,285
Innospec, Inc. 178 19,071
Koppers Holdings, Inc. 322 12,320
Linde plc 18,230 7,121,914
Livent Corp.* 1,710 42,100
LSB Industries, Inc.* 1,110 12,399
Mativ Holdings, Inc. 776 12,214
Minerals Technologies, Inc. 297 18,221
Origin Materials, Inc.* 2,688 12,042
Orion SA 635 13,919
Perimeter Solutions SA* 2,172 12,076
PureCycle Technologies, Inc.* 1,312 15,534
Quaker Chemical Corp. 108 21,641
Sensient Technologies Corp. 360 23,054
Sherwin-Williams Co. (The) 14,267 3,944,826
Stepan Co. 172 16,481
Trinseo plc 678 11,946
Tronox Holdings plc 1,157 15,377
15,385,814
Commercial Services & Supplies 0.1%
ABM Industries, Inc. 539 24,945
ACCO Brands Corp. 2,092 12,740
ACV Auctions, Inc., Class A* 1,091 19,082
Brink's Co. (The) 378 27,579
Casella Waste Systems, Inc.,
Class A* 482 38,893
Cimpress plc* 218 15,151
CoreCivic, Inc.* 1,526 14,802
Deluxe Corp. 651 12,362
Ennis, Inc. 582 12,536

106 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Enviri Corp.* 1,230 11,599
GEO Group, Inc. (The)* 1,670 12,475
Healthcare Services Group,
Inc. 979 12,345
Heritage-Crystal Clean, Inc.* 255 11,748
HNI Corp. 498 14,487
Interface, Inc., Class A 1,277 12,476
Li-Cycle Holdings Corp.* 2,094 12,627
Matthews International Corp.,
Class A 293 13,449
MillerKnoll, Inc. 769 15,049
Montrose Environmental
Group, Inc.* 328 13,274
OPENLANE, Inc.* 1,060 16,642
Pitney Bowes, Inc. 3,163 12,462
SP Plus Corp.* 296 11,381
Steelcase, Inc., Class A 1,479 12,675
UniFirst Corp. 106 17,204
Viad Corp.* 423 11,933
Waste Connections, Inc. 4,923 694,980
1,084,896
Communications Equipment 0.9%
ADTRAN Holdings, Inc. 1,167 11,355
Calix, Inc.* 503 22,690
Cisco Systems, Inc. 127,538 6,637,078
Clearfield, Inc.* 248 11,592
CommScope Holding Co.,
Inc.* 2,979 13,406
Digi International, Inc.* 346 14,508
Extreme Networks, Inc.* 1,116 29,674
Harmonic, Inc.* 1,048 15,636
Infinera Corp.* 3,036 13,662
Motorola Solutions, Inc. 4,146 1,188,368
NetScout Systems, Inc.* 550 15,372
Viavi Solutions, Inc.* 1,715 18,642
7,991,983
Construction & Engineering 0.0%
†
Ameresco, Inc., Class A* 279 16,241
API Group Corp.* 1,911 54,960
Arcosa, Inc. 402 31,026
Argan, Inc. 303 11,526
Comfort Systems USA, Inc. 356 61,933
Construction Partners, Inc.,
Class A* 486 14,289
Dycom Industries, Inc.* 244 24,298
Fluor Corp.* 1,234 38,229
Granite Construction, Inc. 385 15,758
Great Lakes Dredge & Dock
Corp.* 1,497 12,575
IES Holdings, Inc.* 207 11,865
MYR Group, Inc.* 125 17,820
Primoris Services Corp. 535 16,992
Sterling Infrastructure, Inc.* 282 16,917
344,429
Construction Materials 0.1%
Martin Marietta Materials, Inc. 1,814 809,878
Summit Materials, Inc., Class
A* 1,029 37,229
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 57 11,720
858,827
Consumer Finance 0.6%
American Express Co. 18,870 3,186,766
Bread Financial Holdings, Inc. 453 18,831
Discover Financial Services 19,929 2,103,506
Encore Capital Group, Inc.* 267 14,284
Enova International, Inc.* 292 16,086
FirstCash Holdings, Inc. 315 30,013
Green Dot Corp., Class A* 704 13,763
LendingClub Corp.* 1,398 11,729
Navient Corp. 864 16,451
Nelnet, Inc., Class A 144 14,210
PRA Group, Inc.* 503 12,002
PROG Holdings, Inc.* 459 18,626
Upstart Holdings, Inc.* 655 44,992
World Acceptance Corp.* 82 12,947
5,514,206
Consumer Staples Distribution & Retail 1.4%
Andersons, Inc. (The) 295 14,402
Chefs' Warehouse, Inc. (The)* 381 13,846
Dollar Tree, Inc.* 23,838 3,678,918
Ingles Markets, Inc., Class A 169 14,331
Performance Food Group Co.* 31,137 1,860,747
PriceSmart, Inc. 208 16,168
SpartanNash Co. 538 12,073
Sprouts Farmers Market, Inc.* 885 34,736
Target Corp. 16,040 2,188,979
United Natural Foods, Inc.* 689 14,331
Walmart, Inc. 28,101 4,492,226
Weis Markets, Inc. 217 14,396
12,355,153
Containers & Packaging 0.5%
Avery Dennison Corp. 16,197 2,980,410
Crown Holdings, Inc. 10,623 985,390
Greif, Inc., Class A 195 14,424
Greif, Inc., Class B 186 14,707
Myers Industries, Inc. 599 11,746
O-I Glass, Inc.* 1,340 30,766
TriMas Corp. 509 13,112
4,050,555
Diversified Consumer Services 0.0%
†
Adtalem Global Education,
Inc.* 392 16,950
Carriage Services, Inc., Class
A 349 11,297
Chegg, Inc.* 1,522 15,418
Coursera, Inc.* 1,244 19,518
Duolingo, Inc., Class A* 276 42,832
European Wax Center, Inc.,
Class A* 605 11,719
Frontdoor, Inc.* 615 21,476
Graham Holdings Co., Class B 28 16,429
Laureate Education, Inc. 1,324 16,974
OneSpaWorld Holdings Ltd.* 1,008 12,948
Perdoceo Education Corp.* 904 12,068
Rover Group, Inc., Class A* 2,331 12,774
Strategic Education, Inc. 206 15,471
Stride, Inc.* 374 14,290

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Diversified Consumer Services
Udemy, Inc.* 1,299 15,341
WW International, Inc.* 1,187 13,829
269,334
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 736 14,131
American Assets Trust, Inc. 648 14,580
Broadstone Net Lease, Inc. 1,416 23,081
Empire State Realty Trust,
Inc., Class A 2,404 21,516
Essential Properties Realty
Trust, Inc. 1,762 43,257
One Liberty Properties, Inc. 466 9,520
126,085
Diversified Telecommunication Services 0.2%
Anterix, Inc.* 410 11,509
AT&T, Inc. 103,384 1,501,136
Cogent Communications
Holdings, Inc. 342 20,944
EchoStar Corp., Class A* 616 11,969
Globalstar, Inc.* 11,159 12,052
Liberty Latin America Ltd.,
Class C* 1,401 11,656
Lumen Technologies, Inc. 8,648 15,480
Radius Global Infrastructure,
Inc.* 953 14,209
1,598,955
Electric Utilities 1.5%
ALLETE, Inc. 482 27,681
Alliant Energy Corp. 4,923 264,562
American Electric Power Co.,
Inc. 6,219 526,998
Constellation Energy Corp. 4,146 400,711
Duke Energy Corp. 9,069 849,040
Entergy Corp. 2,850 292,695
Exelon Corp. 12,696 531,455
FirstEnergy Corp. 68,704 2,706,251
Genie Energy Ltd., Class B 696 9,333
MGE Energy, Inc. 287 23,029
NextEra Energy, Inc. 62,506 4,581,690
Otter Tail Corp. 506 40,991
PG&E Corp.* 26,688 469,976
PNM Resources, Inc. 1,043 46,747
Portland General Electric Co. 823 39,232
Xcel Energy, Inc. 37,255 2,337,006
13,147,397
Electrical Equipment 1.3%
Allied Motion Technologies,
Inc. 295 11,476
AMETEK, Inc. 11,919 1,890,353
Array Technologies, Inc.* 1,241 23,641
Atkore, Inc.* 356 56,487
Bloom Energy Corp., Class A* 1,649 29,451
Eaton Corp. plc 18,360 3,769,675
Emerson Electric Co. 10,623 970,411
Encore Wire Corp. 173 29,529
EnerSys 363 39,320
Enovix Corp.* 1,183 25,458
Fluence Energy, Inc., Class A* 495 14,474
FuelCell Energy, Inc.* 6,321 13,843
GrafTech International Ltd. 2,480 13,094
Common Stocks
Shares Value ($)
Electrical Equipment
NEXTracker, Inc., Class A* 414 17,533
nVent Electric plc 35,757 1,890,830
Powell Industries, Inc. 194 11,791
Preformed Line Products Co. 67 11,625
Rockwell Automation, Inc. 7,436 2,500,653
Shoals Technologies Group,
Inc., Class A* 1,496 38,836
Stem, Inc.* 2,006 14,183
SunPower Corp.* 1,293 12,762
Thermon Group Holdings, Inc.* 513 14,164
TPI Composites, Inc.* 1,200 7,128
Vicor Corp.* 241 22,237
11,428,954
Electronic Equipment, Instruments & Components 0.7%
Advanced Energy Industries,
Inc. 322 40,308
Amphenol Corp., Class A 17,101 1,510,189
Arlo Technologies, Inc.* 1,296 14,723
Badger Meter, Inc. 234 38,526
Bel Fuse, Inc., Class B 203 10,891
Belden, Inc. 466 45,034
Benchmark Electronics, Inc. 533 14,130
CDW Corp. 17,676 3,306,649
Climb Global Solutions, Inc. 96 4,644
CTS Corp. 336 14,996
ePlus, Inc.* 234 13,186
Evolv Technologies Holdings,
Inc.* 1,916 12,607
Fabrinet* 344 42,532
Insight Enterprises, Inc.* 255 37,406
Itron, Inc.* 377 29,659
Kimball Electronics, Inc.* 399 11,643
Knowles Corp.* 940 17,174
Lightwave Logic, Inc.* 1,654 11,115
Methode Electronics, Inc. 442 14,869
MicroVision, Inc.* 3,138 12,552
Mirion Technologies, Inc.,
Class A* 1,791 13,522
Napco Security Technologies,
Inc. 382 14,317
nLight, Inc.* 808 11,635
Novanta, Inc.* 320 56,608
OSI Systems, Inc.* 135 16,096
PAR Technology Corp.* 358 12,383
PC Connection, Inc. 255 12,345
Plexus Corp.* 209 20,584
Rogers Corp.* 139 23,437
Sanmina Corp.* 484 29,747
ScanSource, Inc.* 403 12,126
SmartRent, Inc., Class A* 3,129 12,453
Trimble, Inc.* 6,737 362,451
TTM Technologies, Inc.* 1,021 14,662
Vishay Intertechnology, Inc. 1,157 32,570
Vishay Precision Group, Inc.* 311 11,634
5,859,403
Energy Equipment & Services 0.2%
Archrock, Inc. 1,325 15,449
Atlas Energy Solutions, Inc.,
Class A 247 4,878
Borr Drilling Ltd.* 2,106 18,491
Bristow Group, Inc., Class A* 399 12,277

108 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Energy Equipment & Services
Cactus, Inc., Class A 542 27,523
ChampionX Corp. 2,060 73,336
Core Laboratories, Inc. 581 15,100
Diamond Offshore Drilling,
Inc.* 1,090 17,255
Dril-Quip, Inc.* 471 12,194
Expro Group Holdings NV* 756 16,776
Helix Energy Solutions Group,
Inc.* 1,692 16,243
Helmerich & Payne, Inc. 855 38,278
Liberty Energy, Inc., Class A 1,383 22,778
Mammoth Energy Services,
Inc.* 965 4,719
Nabors Industries Ltd.* 124 15,189
NexTier Oilfield Solutions, Inc.* 1,505 17,940
Noble Corp. plc* 984 51,434
Oceaneering International,
Inc.* 815 18,297
Oil States International, Inc.* 1,386 11,143
Patterson-UTI Energy, Inc. 1,777 28,148
ProPetro Holding Corp.* 1,428 14,908
Ranger Energy Services, Inc.* 459 4,819
RPC, Inc. 1,363 11,340
Schlumberger NV 25,911 1,511,648
Seadrill Ltd.* 411 20,102
Select Water Solutions, Inc.,
Class A 1,443 12,136
TETRA Technologies, Inc.* 2,810 12,617
Tidewater, Inc.* 407 25,686
US Silica Holdings, Inc.* 1,084 14,103
Valaris Ltd.* 520 39,936
Weatherford International plc* 632 52,519
2,157,262
Entertainment 1.8%
Activision Blizzard, Inc.* 31,870 2,956,261
Cinemark Holdings, Inc.* 1,074 17,925
Electronic Arts, Inc. 25,640 3,496,014
IMAX Corp.* 716 13,182
Lions Gate Entertainment
Corp., Class A* 1,303 10,007
Lions Gate Entertainment
Corp., Class B* 1,707 12,495
Live Nation Entertainment,
Inc.* 21,422 1,879,780
Madison Square Garden
Entertainment Corp.* 409 14,250
Sphere Entertainment Co.* 310 13,160
Walt Disney Co. (The)* 24,356 2,165,005
Warner Bros Discovery, Inc.* 128,187 1,675,404
World Wrestling Entertainment,
Inc., Class A 33,684 3,536,820
15,790,303
Financial Services 3.9%
A-Mark Precious Metals, Inc. 294 11,992
Apollo Global Management,
Inc. 10,364 846,842
AvidXchange Holdings, Inc.* 1,393 17,287
Banco Latinoamericano de
Comercio Exterior SA, Class
E 504 11,753
Common Stocks
Shares Value ($)
Financial Services
Berkshire Hathaway, Inc.,
Class B* 11,958 4,208,738
Cannae Holdings, Inc.* 673 13,716
Cantaloupe, Inc.* 1,499 11,557
Cass Information Systems,
Inc. 296 11,233
Compass Diversified Holdings 635 14,307
Enact Holdings, Inc. 442 12,022
Equitable Holdings, Inc. 45,085 1,293,489
Essent Group Ltd. 909 45,086
EVERTEC, Inc. 462 18,170
Federal Agricultural Mortgage
Corp., Class C 91 14,628
Fidelity National Information
Services, Inc. 31,041 1,874,256
Fiserv, Inc.* 41,293 5,211,590
Flywire Corp.* 810 27,653
I3 Verticals, Inc., Class A* 478 11,955
International Money Express,
Inc.* 464 11,243
Jack Henry & Associates, Inc. 11,751 1,969,115
Jackson Financial, Inc., Class
A 642 21,199
Marqeta, Inc., Class A* 3,608 20,133
Mastercard, Inc., Class A 3,605 1,421,379
Merchants Bancorp 410 12,960
Mr. Cooper Group, Inc.* 562 32,579
NMI Holdings, Inc., Class A* 607 16,213
Pagseguro Digital Ltd., Class
A* 1,680 19,085
Payoneer Global, Inc.* 2,740 14,577
PayPal Holdings, Inc.* 53,730 4,073,809
PennyMac Financial Services,
Inc. 206 15,497
Radian Group, Inc. 1,336 35,979
Remitly Global, Inc.* 875 16,870
Repay Holdings Corp., Class
A* 1,466 12,241
StoneCo Ltd., Class A* 2,430 35,211
Visa, Inc., Class A 58,192 13,833,984
Walker & Dunlop, Inc. 258 23,473
35,241,821
Food Products 1.4%
B&G Foods, Inc. 872 11,563
Beyond Meat, Inc.* 777 13,364
Calavo Growers, Inc. 326 12,300
Cal-Maine Foods, Inc. 323 14,919
Dole plc 1,089 14,386
Fresh Del Monte Produce, Inc. 536 14,247
Hain Celestial Group, Inc.
(The)* 1,105 14,000
Hostess Brands, Inc., Class A* 1,047 25,170
J & J Snack Foods Corp. 117 18,758
John B Sanfilippo & Son, Inc. 123 13,396
Lamb Weston Holdings, Inc. 24,529 2,541,940
Lancaster Colony Corp. 171 32,940
McCormick & Co., Inc.
(Non-Voting) 27,940 2,500,071
Mission Produce, Inc.* 970 11,271
Mondelez International, Inc.,
Class A 72,147 5,348,257

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Food Products
Simply Good Foods Co. (The)* 29,544 1,143,648
Sovos Brands, Inc.* 628 11,179
SunOpta, Inc.* 1,876 12,438
TreeHouse Foods, Inc.* 407 21,005
Utz Brands, Inc. 37,052 620,621
12,395,473
Gas Utilities 0.0%
†
Brookfield Infrastructure Corp.,
Class A 1,068 49,897
Chesapeake Utilities Corp. 213 25,185
New Jersey Resources Corp. 1,068 47,740
Northwest Natural Holding Co. 320 13,750
ONE Gas, Inc. 527 41,701
Southwest Gas Holdings, Inc. 500 32,970
Spire, Inc. 398 25,301
236,544
Ground Transportation 1.1%
ArcBest Corp. 191 22,217
Canadian National Railway
Co. 1,036 125,594
CSX Corp. 84,210 2,805,877
Heartland Express, Inc. 728 11,903
Marten Transport Ltd. 678 15,363
Old Dominion Freight Line, Inc. 6,098 2,558,050
RXO, Inc.* 900 19,845
Saia, Inc.* 7,063 2,988,638
TuSimple Holdings, Inc., Class
A* 4,105 9,606
Uber Technologies, Inc.* 27,984 1,384,089
Werner Enterprises, Inc. 465 21,864
9,963,046
Health Care Equipment & Supplies 2.6%
Alphatec Holdings, Inc.* 793 14,012
Artivion, Inc.* 698 12,159
AtriCure, Inc.* 348 19,262
Atrion Corp. 21 11,773
Avanos Medical, Inc.* 546 13,361
Axonics, Inc.* 364 21,975
Boston Scientific Corp.* 111,248 5,768,209
Cerus Corp.* 4,150 12,740
CONMED Corp. 278 33,652
Cooper Cos., Inc. (The) 12,118 4,741,289
Dexcom, Inc.* 14,510 1,807,366
Embecta Corp. 714 15,237
Glaukos Corp.* 406 31,319
Haemonetics Corp.* 592 54,606
Inari Medical, Inc.* 410 23,399
Inmode Ltd.* 681 29,222
Integer Holdings Corp.* 246 22,750
Intuitive Surgical, Inc.* 9,910 3,214,804
iRadimed Corp. 218 9,577
iRhythm Technologies, Inc.* 259 27,210
Lantheus Holdings, Inc.* 624 53,970
LeMaitre Vascular, Inc. 216 13,658
LivaNova plc* 398 23,263
Medtronic plc 37,052 3,251,683
Merit Medical Systems, Inc.* 484 36,140
Nano-X Imaging Ltd.* 832 10,317
Neogen Corp.* 1,878 43,551
Nevro Corp.* 498 12,445
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
NuVasive, Inc.* 382 15,742
Omnicell, Inc.* 373 23,555
Orthofix Medical, Inc.* 571 11,243
OrthoPediatrics Corp.* 267 11,147
Outset Medical, Inc.* 617 12,698
Paragon 28, Inc.* 677 11,963
PROCEPT BioRobotics Corp.* 376 12,949
Pulmonx Corp.* 938 13,132
RxSight, Inc.* 375 12,514
SI-BONE, Inc.* 469 12,081
Silk Road Medical, Inc.* 580 13,247
STAAR Surgical Co.* 392 21,470
Surmodics, Inc.* 364 11,673
Tactile Systems Technology,
Inc.* 524 12,005
TransMedics Group, Inc.* 256 23,854
Treace Medical Concepts,
Inc.* 590 13,446
UFP Technologies, Inc.* 73 14,210
Utah Medical Products, Inc. 51 5,015
Varex Imaging Corp.* 606 14,114
Zimmer Biomet Holdings, Inc. 28,970 4,002,205
Zimvie, Inc.* 352 4,829
23,602,041
Health Care Providers & Services 2.9%
23andMe Holding Co., Class
A* 6,359 12,209
Accolade, Inc.* 868 13,037
AdaptHealth Corp., Class A* 1,020 14,015
Addus HomeCare Corp.* 152 13,919
Agiliti, Inc.* 702 12,053
Alignment Healthcare, Inc.* 1,958 12,159
AmerisourceBergen Corp. 12,255 2,290,459
AMN Healthcare Services,
Inc.* 341 36,538
Apollo Medical Holdings, Inc.* 413 15,128
Brookdale Senior Living, Inc.* 3,286 11,567
Centene Corp.* 38,334 2,610,162
Community Health Systems,
Inc.* 2,725 11,963
CorVel Corp.* 78 15,956
Cross Country Healthcare,
Inc.* 424 10,939
CVS Health Corp. 40,737 3,042,647
DocGo, Inc.* 1,353 11,352
Elevance Health, Inc. 4,146 1,955,378
Enhabit, Inc.* 852 11,698
Ensign Group, Inc. (The) 476 46,110
Fulgent Genetics, Inc.* 295 11,455
Guardant Health, Inc.* 935 36,484
HCA Healthcare, Inc. 3,627 989,482
HealthEquity, Inc.* 746 50,683
Hims & Hers Health, Inc.* 1,719 15,419
Humana, Inc. 9,356 4,274,101
LifeStance Health Group, Inc.* 1,562 14,667
McKesson Corp. 2,073 834,175
ModivCare, Inc.* 230 10,060
National HealthCare Corp. 199 11,745
National Research Corp. 377 16,177
NeoGenomics, Inc.* 1,080 18,716
OPKO Health, Inc.* 5,784 10,758

110 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care Providers & Services
Option Care Health, Inc.* 1,502 50,738
Owens & Minor, Inc.* 732 14,084
Patterson Cos., Inc. 654 21,510
Pediatrix Medical Group, Inc.* 998 13,703
PetIQ, Inc., Class A* 726 12,153
Privia Health Group, Inc.* 619 17,282
Progyny, Inc.* 645 26,935
Quest Diagnostics, Inc. 4,146 560,581
RadNet, Inc.* 484 16,011
Select Medical Holdings Corp. 963 28,900
Surgery Partners, Inc.* 516 19,933
UnitedHealth Group, Inc. 16,588 8,399,666
US Physical Therapy, Inc. 115 13,371
25,636,078
Health Care REITs 0.3%
CareTrust REIT, Inc. 1,471 30,582
Community Healthcare Trust,
Inc. 390 13,743
Diversified Healthcare Trust 6,476 13,535
LTC Properties, Inc. 407 13,659
National Health Investors, Inc. 469 25,753
Physicians Realty Trust 1,883 27,755
Sabra Health Care REIT, Inc. 1,807 23,473
Universal Health Realty
Income Trust 241 11,503
Ventas, Inc. 49,846 2,418,528
2,578,531
Health Care Technology 0.0%
†
American Well Corp., Class A* 5,476 13,416
Definitive Healthcare Corp.,
Class A* 1,028 12,161
Evolent Health, Inc., Class A* 915 27,807
Health Catalyst, Inc.* 928 13,020
HealthStream, Inc. 507 11,397
Multiplan Corp.* 6,082 13,076
NextGen Healthcare, Inc.* 703 11,691
Phreesia, Inc.* 452 14,338
Schrodinger, Inc.* 441 23,069
Sharecare, Inc.* 7,582 10,539
Simulations Plus, Inc. 244 12,151
Veradigm, Inc.* 1,058 14,304
176,969
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 2,665 41,308
Braemar Hotels & Resorts, Inc. 1,332 4,928
DiamondRock Hospitality Co. 2,033 17,280
RLJ Lodging Trust 1,413 14,554
Ryman Hospitality Properties,
Inc. 661 62,987
Service Properties Trust 2,745 23,305
Summit Hotel Properties, Inc. 1,844 11,875
Xenia Hotels & Resorts, Inc. 1,128 14,326
190,563
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.,
Class A* 1,034 11,788
Bally's Corp.* 761 12,389
BJ's Restaurants, Inc.* 337 12,691
Bloomin' Brands, Inc. 674 18,110
Booking Holdings, Inc.* 1,036 3,077,749
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Brinker International, Inc.* 420 16,498
Cheesecake Factory, Inc.
(The) 447 16,441
Chuy's Holdings, Inc.* 288 11,978
Cracker Barrel Old Country
Store, Inc. 169 15,751
Dave & Buster's
Entertainment, Inc.* 355 16,259
Denny's Corp.* 1,051 12,360
Dine Brands Global, Inc. 239 14,416
Domino's Pizza, Inc. 6,344 2,516,919
DraftKings, Inc., Class A* 21,765 691,692
Everi Holdings, Inc.* 960 14,246
Expedia Group, Inc.* 19,018 2,330,276
Golden Entertainment, Inc.* 267 11,305
Hilton Grand Vacations, Inc.* 701 32,596
International Game
Technology plc 1,220 41,273
Jack in the Box, Inc. 170 16,900
Krispy Kreme, Inc. 903 13,906
Kura Sushi USA, Inc., Class A* 127 12,638
Las Vegas Sands Corp.* 17,878 1,069,283
Life Time Group Holdings,
Inc.* 672 12,156
Light & Wonder, Inc.* 811 57,013
Marriott International, Inc.,
Class A 5,700 1,150,317
McDonald's Corp. 23,582 6,914,242
Monarch Casino & Resort, Inc. 199 13,795
Nathan's Famous, Inc. 61 4,886
Papa John's International, Inc. 265 21,915
Portillo's, Inc., Class A* 606 13,968
RCI Hospitality Holdings, Inc. 170 11,858
Red Rock Resorts, Inc., Class
A 372 18,042
Sabre Corp.* 3,755 15,396
SeaWorld Entertainment, Inc.* 318 17,608
Shake Shack, Inc., Class A* 303 23,531
Six Flags Entertainment Corp.* 721 17,232
Soho House & Co., Inc.* 78,885 470,943
Super Group SGHC Ltd.* 3,515 10,650
Sweetgreen, Inc., Class A* 927 13,970
Travel + Leisure Co. 19,433 791,506
Xponential Fitness, Inc., Class
A* 605 12,778
Yum! Brands, Inc. 17,235 2,372,742
21,952,012
Household Durables 0.5%
Beazer Homes USA, Inc.* 419 14,091
Cavco Industries, Inc.* 72 21,287
Century Communities, Inc. 219 16,911
Cricut, Inc., Class A 958 11,362
Dream Finders Homes, Inc.,
Class A* 461 11,755
Ethan Allen Interiors, Inc. 386 12,147
GoPro, Inc., Class A* 2,837 11,603
Green Brick Partners, Inc.* 295 16,673
Helen of Troy Ltd.* 194 27,412
Hovnanian Enterprises, Inc.,
Class A* 163 17,379

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc. 194 28,716
iRobot Corp.* 299 11,960
KB Home 854 46,090
La-Z-Boy, Inc. 450 14,117
Lennar Corp., Class A 28,837 3,657,397
LGI Homes, Inc.* 173 24,004
M/I Homes, Inc.* 206 20,600
MDC Holdings, Inc. 607 31,127
Meritage Homes Corp. 337 50,196
Skyline Champion Corp.* 448 31,208
Sonos, Inc.* 1,020 17,483
Taylor Morrison Home Corp.,
Class A* 1,100 53,262
Toll Brothers, Inc. 2,332 187,330
Tri Pointe Homes, Inc.* 1,018 32,454
Vizio Holding Corp., Class A* 1,603 11,942
4,378,506
Household Products 1.1%
Central Garden & Pet Co.,
Class A* 373 14,256
Colgate-Palmolive Co. 34,413 2,624,335
Energizer Holdings, Inc. 558 19,921
Oil-Dri Corp. of America 77 4,833
Procter & Gamble Co. (The) 45,577 7,123,685
WD-40 Co. 110 25,245
9,812,275
Independent Power and Renewable Electricity Producers
0.1%
Montauk Renewables, Inc.* 1,402 12,268
NextEra Energy Partners LP 1,036 56,410
Ormat Technologies, Inc. 478 38,861
Sunnova Energy International,
Inc.* 5,265 92,980
Vistra Corp. 11,660 327,180
527,699
Industrial Conglomerates 0.7%
Brookfield Business Corp.,
Class A 595 12,210
General Electric Co. 31,583 3,608,042
Honeywell International, Inc. 12,955 2,514,954
6,135,206
Industrial REITs 0.3%
Innovative Industrial
Properties, Inc. 208 16,480
LXP Industrial Trust 2,273 22,889
Prologis, Inc. 23,579 2,941,480
Terreno Realty Corp. 709 42,072
3,022,921
Insurance 2.9%
Allstate Corp. (The) 60,100 6,772,068
Ambac Financial Group, Inc.* 855 12,090
American Equity Investment
Life Holding Co. 662 35,529
American International Group,
Inc. 24,874 1,499,405
AMERISAFE, Inc. 262 13,655
Arch Capital Group Ltd.* 30,840 2,395,960
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 477 14,167
Assurant, Inc. 12,437 1,672,901
BRP Group, Inc., Class A* 557 13,875
Chubb Ltd. 10,704 2,188,005
CNO Financial Group, Inc. 935 24,048
Employers Holdings, Inc. 385 14,873
Enstar Group Ltd.* 100 25,588
F&G Annuities & Life, Inc. 457 11,973
Genworth Financial, Inc.,
Class A* 3,778 22,139
Globe Life, Inc. 20,194 2,265,161
Goosehead Insurance, Inc.,
Class A* 210 14,043
Horace Mann Educators Corp. 487 14,673
James River Group Holdings
Ltd. 632 11,686
Lemonade, Inc.* 614 14,275
Marsh & McLennan Cos., Inc. 7,436 1,401,091
Mercury General Corp. 390 12,550
MetLife, Inc. 25,133 1,582,625
National Western Life Group,
Inc., Class A 34 14,337
Oscar Health, Inc., Class A* 1,727 12,987
Palomar Holdings, Inc.* 241 14,595
ProAssurance Corp. 732 12,298
Progressive Corp. (The) 43,012 5,418,652
Safety Insurance Group, Inc. 205 14,760
Selective Insurance Group,
Inc. 534 55,103
Selectquote, Inc.* 2,588 4,891
SiriusPoint Ltd.* 1,512 14,122
Stewart Information Services
Corp. 313 14,752
Trupanion, Inc.* 462 14,253
United Fire Group, Inc. 507 12,188
25,635,318
Interactive Media & Services 5.2%
Alphabet, Inc., Class A* 173,187 22,985,379
Alphabet, Inc., Class C* 111,250 14,808,487
Bumble, Inc., Class A* 886 16,409
Cargurus, Inc., Class A* 723 16,383
Cars.com, Inc.* 650 14,827
Eventbrite, Inc., Class A* 1,145 13,179
fuboTV, Inc.* 4,270 14,390
Match Group, Inc.* 74,029 3,443,089
Meta Platforms, Inc., Class A* 16,124 5,137,106
Nextdoor Holdings, Inc.* 4,086 12,708
QuinStreet, Inc.* 1,324 11,757
Shutterstock, Inc. 267 13,737
Vimeo, Inc.* 3,045 12,545
Yelp, Inc., Class A* 569 25,633
Ziff Davis, Inc.* 396 28,718
ZipRecruiter, Inc., Class A* 787 14,575
46,568,922
IT Services 0.5%
Accenture plc, Class A 13,140 4,156,839
BigCommerce Holdings, Inc.,
Series 1* 1,161 12,550
DigitalOcean Holdings, Inc.* 535 26,493
Fastly, Inc., Class A* 948 17,415

112 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
IT Services
Grid Dynamics Holdings, Inc.* 1,111 11,577
Hackett Group, Inc. (The) 505 11,741
Perficient, Inc.* 277 17,670
Squarespace, Inc., Class A* 463 15,344
Thoughtworks Holding, Inc.* 1,740 12,337
Wix.com Ltd.* 2,591 244,383
4,526,349
Leisure Products 0.1%
Acushnet Holdings Corp. 293 17,472
Malibu Boats, Inc., Class A* 248 14,868
Marine Products Corp. 290 4,652
MasterCraft Boat Holdings,
Inc.* 422 12,934
Peloton Interactive, Inc., Class
A* 48,971 475,508
Smith & Wesson Brands, Inc. 926 11,788
Sturm Ruger & Co., Inc. 264 13,979
Topgolf Callaway Brands
Corp.* 1,216 24,283
Vista Outdoor, Inc.* 574 17,392
592,876
Life Sciences Tools & Services 0.9%
Adaptive Biotechnologies
Corp.* 26,675 225,137
Avantor, Inc.* 36,275 746,177
BioLife Solutions, Inc.* 586 11,650
CryoPort, Inc.* 765 12,294
Cytek Biosciences, Inc.* 1,622 14,533
IQVIA Holdings, Inc.* 3,887 869,755
Mesa Laboratories, Inc. 96 12,351
Mettler-Toledo International,
Inc.* 1,712 2,152,789
OmniAb, Inc.* 2,279 12,535
Pacific Biosciences of
California, Inc.* 2,144 28,322
Quanterix Corp.* 491 12,196
Thermo Fisher Scientific, Inc. 5,182 2,843,156
Waters Corp.* 5,426 1,498,715
8,439,610
Machinery 2.2%
3D Systems Corp.* 1,538 13,396
Alamo Group, Inc. 83 16,082
Albany International Corp.,
Class A 251 24,166
Astec Industries, Inc. 301 14,869
Barnes Group, Inc. 389 15,288
Caterpillar, Inc. 18,593 4,930,306
Chart Industries, Inc.* 397 72,318
CIRCOR International, Inc.* 254 14,148
Columbus McKinnon Corp. 342 14,480
Cummins, Inc. 7,268 1,895,494
Deere & Co. 3,109 1,335,626
Desktop Metal, Inc., Class A* 6,590 11,994
Douglas Dynamics, Inc. 389 12,078
Energy Recovery, Inc.* 555 16,916
Enerpac Tool Group Corp.,
Class A 763 20,967
EnPro Industries, Inc. 166 23,037
Esab Corp. 9,069 623,040
ESCO Technologies, Inc. 188 18,903
Common Stocks
Shares Value ($)
Machinery
Federal Signal Corp. 479 29,262
Fortive Corp. 29,516 2,312,579
Franklin Electric Co., Inc. 399 39,429
Gorman-Rupp Co. (The) 415 13,156
Greenbrier Cos., Inc. (The) 320 14,781
Helios Technologies, Inc. 262 16,558
Hillenbrand, Inc. 587 30,489
Hillman Solutions Corp.* 1,736 17,082
Hyster-Yale Materials
Handling, Inc. 254 12,131
Illinois Tool Works, Inc. 10,859 2,859,392
ITT, Inc. 21,486 2,140,006
John Bean Technologies Corp. 261 32,262
Kadant, Inc. 88 19,611
Kennametal, Inc. 562 17,130
Lindsay Corp. 112 14,843
Manitowoc Co., Inc. (The)* 629 11,397
Mueller Industries, Inc. 652 52,851
Mueller Water Products, Inc.,
Class A 1,167 18,777
Nikola Corp.* 5,747 15,345
Otis Worldwide Corp. 6,737 612,798
Proto Labs, Inc.* 410 13,592
Shyft Group, Inc. (The) 569 8,211
SPX Technologies, Inc.* 375 31,729
Standex International Corp. 148 21,988
Tennant Co. 177 14,203
Terex Corp. 689 40,396
Titan International, Inc.* 960 11,990
Trinity Industries, Inc. 641 16,807
Wabash National Corp. 767 18,163
Watts Water Technologies,
Inc., Class A 316 58,944
Xylem, Inc. 16,880 1,903,220
19,492,230
Marine Transportation 0.0%
†
Costamare, Inc. 1,241 13,862
Eagle Bulk Shipping, Inc. 273 12,610
Genco Shipping & Trading Ltd. 886 12,847
Golden Ocean Group Ltd. 1,662 13,030
Matson, Inc. 252 23,552
Pangaea Logistics Solutions
Ltd. 1,426 9,939
85,840
Media 0.2%
AMC Networks, Inc., Class A* 891 11,244
Boston Omaha Corp., Class A* 620 12,102
Clear Channel Outdoor
Holdings, Inc.* 7,370 13,266
EW Scripps Co. (The), Class
A* 1,192 11,753
Gray Television, Inc. 1,323 12,529
iHeartMedia, Inc., Class A* 2,682 12,686
Integral Ad Science Holding
Corp.* 584 12,176
Interpublic Group of Cos., Inc.
(The) 51,577 1,765,481
John Wiley & Sons, Inc., Class
A 423 14,479
Magnite, Inc.* 1,148 17,369
PubMatic, Inc., Class A* 635 12,694

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Media
Scholastic Corp. 313 13,518
Sinclair, Inc. 854 11,879
TechTarget, Inc.* 351 11,401
TEGNA, Inc. 1,831 30,944
Thryv Holdings, Inc.* 485 11,495
1,975,016
Metals & Mining 0.6%
Alpha Metallurgical Resources,
Inc. 101 17,495
Arconic Corp.* 794 23,733
ATI, Inc.* 1,144 54,546
Barrick Gold Corp. 22,801 394,229
BHP Group Ltd., ADR-AU 7,255 454,526
Carpenter Technology Corp. 377 22,567
Century Aluminum Co.* 1,366 12,704
Coeur Mining, Inc.* 4,594 14,150
Commercial Metals Co. 1,327 75,931
Compass Minerals
International, Inc. 402 15,224
Constellium SE, Class A* 940 17,945
Freeport-McMoRan, Inc. 28,502 1,272,614
Haynes International, Inc. 240 12,038
Hecla Mining Co. 5,253 30,257
Ivanhoe Electric, Inc.* 756 12,293
Kaiser Aluminum Corp. 181 14,697
Materion Corp. 164 19,539
Novagold Resources, Inc.* 3,208 14,468
Nucor Corp. 3,627 624,170
Olympic Steel, Inc. 218 12,162
Piedmont Lithium, Inc.* 259 14,209
Ryerson Holding Corp. 333 14,149
Schnitzer Steel Industries,
Inc., Class A 366 13,253
Steel Dynamics, Inc. 23,688 2,524,667
SunCoke Energy, Inc. 1,420 12,610
TimkenSteel Corp.* 621 14,469
Warrior Met Coal, Inc. 412 18,231
Worthington Industries, Inc. 231 17,237
5,744,113
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real
Estate Finance, Inc. 1,215 14,337
Arbor Realty Trust, Inc. 1,437 24,300
Ares Commercial Real Estate
Corp. 1,097 11,694
ARMOUR Residential REIT,
Inc. 2,789 14,252
Blackstone Mortgage Trust,
Inc., Class A 1,460 33,565
BrightSpire Capital, Inc., Class
A 1,634 12,026
Chimera Investment Corp. 2,354 14,783
Claros Mortgage Trust, Inc. 1,145 14,106
Dynex Capital, Inc. 944 12,319
Ellington Financial, Inc. 839 11,343
Franklin BSP Realty Trust, Inc. 1,000 14,300
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 839 21,906
Invesco Mortgage Capital, Inc. 1,011 12,142
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
KKR Real Estate Finance
Trust, Inc. 916 11,413
Ladder Capital Corp., Class A 1,239 13,617
MFA Financial, Inc. 1,220 13,737
New York Mortgage Trust, Inc. 1,143 11,602
PennyMac Mortgage
Investment Trust 1,010 12,908
Ready Capital Corp. 1,426 16,499
Redwood Trust, Inc. 1,727 13,004
Starwood Property Trust, Inc. 15,028 311,681
TPG RE Finance Trust, Inc. 1,596 12,449
Two Harbors Investment Corp. 1,062 14,242
642,225
Multi-Utilities 1.0%
Ameren Corp. 28,482 2,440,053
Avista Corp. 601 23,223
Black Hills Corp. 579 34,931
CenterPoint Energy, Inc. 20,469 615,912
Dominion Energy, Inc. 11,660 624,393
DTE Energy Co. 4,664 533,095
NiSource, Inc. 50,046 1,393,281
NorthWestern Corp. 657 37,101
Public Service Enterprise
Group, Inc. 10,105 637,827
Sempra 4,923 733,625
Unitil Corp. 266 13,843
WEC Energy Group, Inc. 19,115 1,717,674
8,804,958
Office REITs 0.0%
†
Brandywine Realty Trust 3,576 18,059
Corporate Office Properties
Trust 1,482 38,532
Douglas Emmett, Inc. 1,205 17,713
Easterly Government
Properties, Inc., Class A 976 14,406
Equity Commonwealth 1,048 20,530
Hudson Pacific Properties, Inc. 2,983 17,510
JBG SMITH Properties 1,035 17,316
Office Properties Income Trust 1,838 14,153
Paramount Group, Inc. 2,363 12,382
Peakstone Realty Trust 396 10,035
Piedmont Office Realty Trust,
Inc., Class A 1,608 11,963
192,599
Oil, Gas & Consumable Fuels 4.1%
Amplify Energy Corp.* 691 5,072
Ardmore Shipping Corp. 984 13,855
Berry Corp. 1,590 12,402
California Resources Corp. 672 35,851
Callon Petroleum Co.* 477 17,916
Centrus Energy Corp., Class
A* 332 12,483
Cheniere Energy, Inc. 3,887 629,150
Chesapeake Energy Corp. 14,522 1,224,785
Chevron Corp. 41,112 6,728,390
Chord Energy Corp. 462 72,460
Civitas Resources, Inc. 769 57,567
Clean Energy Fuels Corp.* 2,361 11,640
CNX Resources Corp.* 1,276 26,030
Comstock Resources, Inc. 1,168 14,892

114 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips 12,481 1,469,263
Crescent Energy Co., Class A 1,040 12,345
CVR Energy, Inc. 425 15,615
Delek US Holdings, Inc. 565 15,588
Denbury, Inc.* 415 36,483
Devon Energy Corp. 42,961 2,319,894
DHT Holdings, Inc. 1,634 16,095
Dorian LPG Ltd. 650 19,331
DT Midstream, Inc. 2,332 124,809
Earthstone Energy, Inc., Class
A* 790 12,624
Energy Fuels, Inc.* 2,380 15,184
EOG Resources, Inc. 29,587 3,921,165
EQT Corp. 17,360 732,245
Equitrans Midstream Corp. 3,838 39,800
Evolution Petroleum Corp. 568 5,305
Exxon Mobil Corp. 92,421 9,911,228
FLEX LNG Ltd. 394 12,537
Gevo, Inc.* 2,725 4,687
Golar LNG Ltd. 790 19,055
Green Plains, Inc.* 485 17,222
Gulfport Energy Corp.* 135 13,831
International Seaways, Inc. 649 27,836
Kinetik Holdings, Inc., Class A 330 11,880
Kosmos Energy Ltd.* 3,579 25,411
Magnolia Oil & Gas Corp.,
Class A 1,455 32,228
Marathon Oil Corp. 93,878 2,466,175
Marathon Petroleum Corp. 21,247 2,826,276
Matador Resources Co. 1,016 56,520
Murphy Oil Corp. 1,322 57,203
Nordic American Tankers Ltd. 3,163 13,886
Northern Oil and Gas, Inc. 582 22,913
ONEOK, Inc. 5,959 399,491
Par Pacific Holdings, Inc.* 491 15,457
PBF Energy, Inc., Class A 1,200 56,928
Permian Resources Corp.,
Class A 2,109 24,654
Phillips 66 8,291 924,861
Pioneer Natural Resources
Co. 4,146 935,628
PrimeEnergy Resources
Corp.* 52 5,000
REX American Resources
Corp.* 332 12,291
Ring Energy, Inc.* 2,112 5,111
SandRidge Energy, Inc. 746 12,742
Scorpio Tankers, Inc. 749 35,233
SFL Corp. Ltd. 1,530 15,086
SilverBow Resources, Inc.* 377 13,500
Sitio Royalties Corp. 613 16,759
SM Energy Co. 1,030 37,379
Talos Energy, Inc.* 934 14,944
Targa Resources Corp. 5,959 488,578
Teekay Corp.* 780 5,195
Teekay Tankers Ltd., Class A 319 13,912
Tellurian, Inc.* 7,834 13,474
Uranium Energy Corp.* 4,395 15,822
VAALCO Energy, Inc. 2,813 12,518
Vital Energy, Inc.* 245 12,931
Vitesse Energy, Inc. 498 12,545
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 21,247 731,959
World Kinect Corp. 618 13,930
36,983,055
Paper & Forest Products 0.0%
†
Clearwater Paper Corp.* 363 11,700
Sylvamo Corp. 372 18,254
29,954
Passenger Airlines 0.1%
Allegiant Travel Co.* 129 15,957
Delta Air Lines, Inc. 21,247 982,886
Hawaiian Holdings, Inc.* 1,011 11,717
JetBlue Airways Corp.* 2,862 22,238
Joby Aviation, Inc.* 2,286 20,460
SkyWest, Inc.* 397 17,464
Spirit Airlines, Inc. 873 15,976
Sun Country Airlines Holdings,
Inc.* 635 13,691
1,100,389
Personal Care Products 0.1%
Beauty Health Co. (The)* 1,484 12,302
BellRing Brands, Inc.* 1,190 42,781
Edgewell Personal Care Co. 432 17,025
elf Beauty, Inc.* 466 54,392
Estee Lauder Cos., Inc. (The),
Class A 3,433 617,940
Herbalife Ltd.* 970 15,753
Inter Parfums, Inc. 143 21,387
Medifast, Inc. 150 15,283
Nu Skin Enterprises, Inc.,
Class A 490 14,401
USANA Health Sciences, Inc.* 187 12,138
823,402
Pharmaceuticals 3.2%
Aclaris Therapeutics, Inc.* 1,131 11,163
Amneal Pharmaceuticals, Inc.* 1,465 4,688
Amphastar Pharmaceuticals,
Inc.* 304 18,450
Amylyx Pharmaceuticals, Inc.* 637 14,938
ANI Pharmaceuticals, Inc.* 221 11,614
Arvinas, Inc.* 610 15,079
AstraZeneca plc, ADR-UK 30,653 2,197,820
Axsome Therapeutics, Inc.* 252 19,774
Bristol-Myers Squibb Co. 87,556 5,445,108
Cassava Sciences, Inc.* 553 12,155
Collegium Pharmaceutical,
Inc.* 536 12,199
Corcept Therapeutics, Inc.* 699 17,811
Cymabay Therapeutics, Inc.* 1,244 16,234
DICE Therapeutics, Inc.* 355 16,685
Eli Lilly & Co. 21,570 9,804,644
Enliven Therapeutics, Inc.* 610 11,553
Harmony Biosciences
Holdings, Inc.* 404 14,289
Harrow Health, Inc.* 547 12,078
Innoviva, Inc.* 926 12,547
Intra-Cellular Therapies, Inc.* 878 54,296
Johnson & Johnson 48,809 8,176,972
Ligand Pharmaceuticals, Inc.* 209 13,988
Marinus Pharmaceuticals, Inc.* 1,207 12,842
Merck & Co., Inc. 9,083 968,702

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Pharmaceuticals
Pacira BioSciences, Inc.* 389 14,140
Pliant Therapeutics, Inc.* 809 14,433
Prestige Consumer
Healthcare, Inc.* 537 35,018
Reata Pharmaceuticals, Inc.,
Class A* 259 42,885
Revance Therapeutics, Inc.* 722 17,061
Supernus Pharmaceuticals,
Inc.* 457 14,025
Tarsus Pharmaceuticals, Inc.* 500 11,005
Theravance Biopharma, Inc.* 1,224 12,105
Ventyx Biosciences, Inc.* 475 17,599
Zoetis, Inc., Class A 8,032 1,510,739
28,584,639
Professional Services 1.1%
Alight, Inc., Class A* 3,334 32,607
ASGN, Inc.* 407 31,062
Barrett Business Services, Inc. 182 16,513
Booz Allen Hamilton Holding
Corp., Class A 18,683 2,262,138
CBIZ, Inc.* 348 18,406
Conduent, Inc.* 3,444 11,916
CRA International, Inc. 113 11,310
CSG Systems International,
Inc. 271 13,981
Equifax, Inc. 6,478 1,322,030
ExlService Holdings, Inc.* 293 41,298
Exponent, Inc. 440 39,415
First Advantage Corp.* 755 11,325
Franklin Covey Co.* 260 12,389
Heidrick & Struggles
International, Inc. 421 11,481
Huron Consulting Group, Inc.* 166 15,699
ICF International, Inc. 139 16,345
Insperity, Inc. 352 41,413
Jacobs Solutions, Inc. 4,146 519,950
Kelly Services, Inc., Class A 667 12,219
Kforce, Inc. 220 13,957
Korn Ferry 395 20,809
Legalzoom.com, Inc.* 1,019 15,570
Maximus, Inc. 539 45,147
NV5 Global, Inc.* 128 14,022
Planet Labs PBC* 3,563 13,254
Resources Connection, Inc. 729 11,649
TransUnion 19,174 1,527,976
TriNet Group, Inc.* 312 32,832
TrueBlue, Inc.* 643 9,613
TTEC Holdings, Inc. 372 12,812
Upwork, Inc.* 1,410 14,706
Verisk Analytics, Inc., Class A 14,696 3,364,502
Verra Mobility Corp., Class A* 1,153 24,201
9,562,547
Real Estate Management & Development 0.0%
†
Anywhere Real Estate, Inc.* 2,246 18,822
Compass, Inc., Class A* 5,159 21,616
Cushman & Wakefield plc* 1,452 14,273
eXp World Holdings, Inc. 832 20,750
Forestar Group, Inc.* 445 13,119
Kennedy-Wilson Holdings, Inc. 983 16,220
Marcus & Millichap, Inc. 333 12,214
Newmark Group, Inc., Class A 2,407 16,656
Common Stocks
Shares Value ($)
Real Estate Management & Development
Opendoor Technologies, Inc.* 8,019 40,977
RE/MAX Holdings, Inc., Class
A 481 9,481
Redfin Corp.* 1,612 24,148
St Joe Co. (The) 309 19,615
227,891
Residential REITs 0.8%
American Homes 4 Rent,
Class A 17,101 640,945
Apartment Investment and
Management Co., Class A 1,616 13,461
AvalonBay Communities, Inc. 11,312 2,134,009
Elme Communities 862 14,008
Equity LifeStyle Properties,
Inc. 42,306 3,011,341
Equity Residential 6,478 427,159
Independence Realty Trust,
Inc. 1,875 31,950
Invitation Homes, Inc. 16,065 570,308
NexPoint Residential Trust,
Inc. 298 12,385
Veris Residential, Inc.* 836 15,616
6,871,182
Retail REITs 0.3%
Acadia Realty Trust 904 14,202
CBL & Associates Properties,
Inc. 525 11,429
Getty Realty Corp. 707 22,850
InvenTrust Properties Corp. 584 14,214
Kite Realty Group Trust 1,909 43,678
Macerich Co. (The) 2,815 35,891
NETSTREIT Corp. 782 13,990
Phillips Edison & Co., Inc. 1,273 44,950
Retail Opportunity Investments
Corp. 1,142 16,822
RPT Realty 1,717 18,664
Simon Property Group, Inc. 20,666 2,574,984
Tanger Factory Outlet Centers,
Inc. 1,406 32,914
Urban Edge Properties 976 16,602
Whitestone REIT 1,170 12,074
2,873,264
Semiconductors & Semiconductor Equipment 6.6%
ACM Research, Inc., Class A* 903 11,829
Advanced Micro Devices, Inc.* 15,806 1,808,206
Aehr Test Systems* 293 15,283
Alpha & Omega
Semiconductor Ltd.* 379 12,462
Ambarella, Inc.* 297 24,776
Amkor Technology, Inc. 836 24,319
Analog Devices, Inc. 14,769 2,946,859
Applied Materials, Inc. 47,109 7,141,253
ASML Holding NV
(Registered), NYRS-NL 1,036 742,201
Axcelis Technologies, Inc.* 309 61,948
Broadcom, Inc. 1,757 1,578,928
CEVA, Inc.* 452 12,276
Cohu, Inc.* 411 17,940
Credo Technology Group
Holding Ltd.* 1,030 17,479

116 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Diodes, Inc.* 393 37,135
Enphase Energy, Inc.* 12,035 1,827,274
Entegris, Inc. 7,255 795,946
FormFactor, Inc.* 602 22,370
Ichor Holdings Ltd.* 395 15,294
Impinj, Inc.* 198 13,191
indie Semiconductor, Inc.,
Class A* 1,577 14,950
KLA Corp. 5,543 2,848,825
Kulicke & Soffa Industries, Inc. 456 27,305
Lam Research Corp. 2,591 1,861,608
MACOM Technology Solutions
Holdings, Inc.* 472 33,002
Marvell Technology, Inc. 49,045 3,194,301
Maxeon Solar Technologies
Ltd.* 439 10,839
MaxLinear, Inc., Class A* 559 13,791
MKS Instruments, Inc. 18,566 2,026,850
Navitas Semiconductor Corp.* 1,519 16,071
NVE Corp. 151 11,961
NVIDIA Corp. 49,374 23,071,977
ON Semiconductor Corp.* 9,587 1,032,999
Onto Innovation, Inc.* 469 58,306
PDF Solutions, Inc.* 324 14,901
Photronics, Inc.* 652 17,245
Power Integrations, Inc. 511 49,639
QUALCOMM, Inc. 23,320 3,082,204
Rambus, Inc.* 1,013 63,424
Semtech Corp.* 592 17,286
Silicon Laboratories, Inc.* 285 42,505
SiTime Corp.* 133 17,158
SMART Global Holdings, Inc.* 558 14,843
Synaptics, Inc.* 350 31,609
Texas Instruments, Inc. 23,079 4,154,220
Ultra Clean Holdings, Inc.* 456 17,374
Veeco Instruments, Inc.* 539 15,178
58,887,340
Software 9.7%
8x8, Inc.* 2,704 12,817
A10 Networks, Inc. 1,003 15,567
ACI Worldwide, Inc.* 906 21,010
Adeia, Inc. 1,222 14,688
Agilysys, Inc.* 209 15,389
Alarm.com Holdings, Inc.* 358 19,765
Alkami Technology, Inc.* 721 12,170
Altair Engineering, Inc., Class
A* 453 33,948
Amplitude, Inc., Class A* 1,054 12,205
Appfolio, Inc., Class A* 165 29,797
Appian Corp., Class A* 342 17,620
Applied Digital Corp.* 1,240 11,879
Asana, Inc., Class A* 757 18,380
Aurora Innovation, Inc.* 4,294 14,084
Autodesk, Inc.* 4,405 933,816
AvePoint, Inc.* 2,370 14,694
Black Knight, Inc.* 6,219 437,320
Blackbaud, Inc.* 376 28,369
BlackLine, Inc.* 470 27,298
Box, Inc., Class A* 1,228 38,375
Braze, Inc., Class A* 325 14,774
C3.ai, Inc., Class A* 499 20,958
Common Stocks
Shares Value ($)
Software
Cadence Design Systems,
Inc.* 12,074 2,825,437
Cerence, Inc.* 564 15,685
Check Point Software
Technologies Ltd.* 2,332 308,314
Cleanspark, Inc.* 1,502 9,027
Clear Secure, Inc., Class A 735 17,427
CommVault Systems, Inc.* 372 28,990
Consensus Cloud Solutions,
Inc.* 354 11,473
Couchbase, Inc.* 742 12,384
Crowdstrike Holdings, Inc.,
Class A* 6,996 1,130,973
Digital Turbine, Inc.* 1,133 12,282
DocuSign, Inc., Class A* 37,811 2,034,988
Domo, Inc., Class B* 723 12,920
Dynatrace, Inc.* 42,120 2,303,543
Ebix, Inc. 449 13,901
EngageSmart, Inc.* 771 14,618
Envestnet, Inc.* 421 26,094
Everbridge, Inc.* 468 14,433
Expensify, Inc., Class A* 1,528 12,316
Fair Isaac Corp.* 2,700 2,262,519
ForgeRock, Inc., Class A* 704 14,538
Freshworks, Inc., Class A* 1,364 25,452
Instructure Holdings, Inc.* 449 12,199
Intapp, Inc.* 298 12,236
InterDigital, Inc. 224 20,763
Intuit, Inc. 14,788 7,567,020
Jamf Holding Corp.* 657 14,270
LiveRamp Holdings, Inc.* 595 16,981
Marathon Digital Holdings,
Inc.* 1,436 24,943
Matterport, Inc.* 3,640 12,340
MeridianLink, Inc.* 539 12,041
Microsoft Corp. 147,722 49,622,774
MicroStrategy, Inc., Class A* 103 45,102
Mitek Systems, Inc.* 1,116 11,394
Model N, Inc.* 411 13,695
N-able, Inc.* 1,015 14,281
Olo, Inc., Class A* 1,637 12,867
OneSpan, Inc.* 846 11,624
Oracle Corp. 21,506 2,521,148
PagerDuty, Inc.* 681 17,652
Palo Alto Networks, Inc.* 9,625 2,405,865
PowerSchool Holdings, Inc.,
Class A* 613 14,816
Progress Software Corp. 407 24,444
PROS Holdings, Inc.* 408 15,504
Q2 Holdings, Inc.* 506 17,948
Qualys, Inc.* 322 44,694
Rapid7, Inc.* 467 21,440
Riot Platforms, Inc.* 1,463 27,095
Salesforce, Inc.* 34,140 7,681,841
Sapiens International Corp.
NV 437 11,773
ServiceNow, Inc.* 4,146 2,417,118
Smartsheet, Inc., Class A* 20,988 931,867
SolarWinds Corp.* 1,145 12,068
SoundHound AI, Inc.* 2,948 6,869
Sprinklr, Inc., Class A* 1,020 14,321

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Software
Sprout Social, Inc., Class A* 400 22,856
SPS Commerce, Inc.* 342 61,693
Tenable Holdings, Inc.* 982 47,784
Varonis Systems, Inc., Class
B* 890 25,543
Verint Systems, Inc.* 501 18,722
Workiva, Inc., Class A* 433 45,591
Xperi, Inc.* 926 12,149
Yext, Inc.* 1,465 14,240
Zeta Global Holdings Corp.,
Class A* 1,589 14,651
Zuora, Inc., Class A* 1,344 15,765
86,762,224
Specialized REITs 0.4%
CubeSmart 46,842 2,031,069
Farmland Partners, Inc. 902 10,364
Four Corners Property Trust,
Inc. 42,861 1,127,244
Gladstone Land Corp. 684 11,450
Outfront Media, Inc. 1,052 16,264
PotlatchDeltic Corp. 663 35,557
Safehold, Inc. 486 12,019
Uniti Group, Inc. 3,745 20,897
Weyerhaeuser Co. 11,660 397,140
3,662,004
Specialty Retail 2.6%
Aaron's Co., Inc. (The) 752 11,897
Abercrombie & Fitch Co.,
Class A* 460 18,221
Academy Sports & Outdoors,
Inc. 656 39,222
American Eagle Outfitters, Inc. 1,449 20,358
America's Car-Mart, Inc.* 102 12,150
Arko Corp. 1,432 11,943
Asbury Automotive Group,
Inc.* 199 44,894
Boot Barn Holdings, Inc.* 222 20,846
Buckle, Inc. (The) 404 14,770
Caleres, Inc. 452 12,222
Camping World Holdings, Inc.,
Class A 450 14,414
Carvana Co., Class A* 1,044 47,972
Chico's FAS, Inc.* 2,057 12,548
Designer Brands, Inc., Class A 1,249 12,428
Farfetch Ltd., Class A* 118,671 685,918
Foot Locker, Inc. 650 17,466
Franchise Group, Inc. 398 11,844
Group 1 Automotive, Inc. 137 35,419
Guess?, Inc. 598 12,552
Haverty Furniture Cos., Inc. 349 12,424
Hibbett, Inc. 296 13,734
Home Depot, Inc. (The) 22,103 7,378,866
Leslie's, Inc.* 2,197 13,995
Lowe's Cos., Inc. 16,066 3,763,782
MarineMax, Inc.* 306 12,341
Monro, Inc. 366 13,414
National Vision Holdings, Inc.* 683 14,773
ODP Corp. (The)* 339 16,909
Overstock.com, Inc.* 28,683 1,046,069
RealReal, Inc. (The)* 128,258 351,427
Revolve Group, Inc., Class A* 618 12,187
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 21,506 2,465,448
Sally Beauty Holdings, Inc.* 1,152 13,789
Signet Jewelers Ltd. 353 28,413
Sleep Number Corp.* 307 8,501
Sonic Automotive, Inc., Class
A 231 11,063
TJX Cos., Inc. (The) 43,271 3,744,240
Ulta Beauty, Inc.* 4,748 2,111,910
Urban Outfitters, Inc.* 479 17,421
Warby Parker, Inc., Class A* 97,128 1,451,092
Winmark Corp. 39 14,175
23,573,057
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 308,031 60,512,690
Avid Technology, Inc.* 478 11,396
Corsair Gaming, Inc.* 709 13,102
Dell Technologies, Inc., Class
C 36,415 1,927,082
IonQ, Inc.* 1,478 28,451
Super Micro Computer, Inc.* 435 143,667
Xerox Holdings Corp. 1,068 17,067
62,653,455
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.* 59,484 2,195,554
Figs, Inc., Class A* 1,931 14,212
G-III Apparel Group Ltd.* 570 11,805
Hanesbrands, Inc. 3,013 15,878
Kontoor Brands, Inc. 403 17,071
Movado Group, Inc. 424 12,169
NIKE, Inc., Class B 18,656 2,059,436
Oxford Industries, Inc. 129 13,913
Steven Madden Ltd. 583 19,461
Wolverine World Wide, Inc. 1,147 14,532
4,374,031
Tobacco 0.0%
†
Universal Corp. 290 14,665
Vector Group Ltd. 2,033 26,673
41,338
Trading Companies & Distributors 0.1%
Applied Industrial
Technologies, Inc. 342 49,587
Beacon Roofing Supply, Inc.* 420 35,981
BlueLinx Holdings, Inc.* 122 11,497
Boise Cascade Co. 455 47,088
DXP Enterprises, Inc.* 303 11,508
FTAI Aviation Ltd. 848 27,314
GATX Corp. 305 38,235
GMS, Inc.* 326 24,023
H&E Equipment Services, Inc. 300 14,574
Herc Holdings, Inc. 264 35,331
McGrath RentCorp 177 17,059
MRC Global, Inc.* 1,306 14,745
NOW, Inc.* 1,285 14,636
Rush Enterprises, Inc., Class A 302 19,534
Rush Enterprises, Inc., Class
B 168 11,543
Textainer Group Holdings Ltd. 642 26,386
Titan Machinery, Inc.* 382 12,193
Transcat, Inc.* 140 11,743
Triton International Ltd. 647 54,549

118 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Trading Companies & Distributors
United Rentals, Inc. 1,814 842,930
Veritiv Corp. 123 17,236
Xometry, Inc., Class A* 573 11,895
1,349,587
Water Utilities 0 .0%
†
American States Water Co. 292 25,816
California Water Service
Group 444 23,541
Consolidated Water Co. Ltd. 470 9,193
Middlesex Water Co. 170 13,672
Pure Cycle Corp.* 376 4,632
SJW Group 228 16,065
York Water Co. (The) 273 11,283
104,202
Wireless Telecommunication Services 0.5%
Gogo, Inc.* 800 12,056
Shenandoah
Telecommunications Co. 626 11,687
Telephone & Data Systems,
Inc. 1,484 11,902
T-Mobile US, Inc.* 33,943 4,676,327
4,711,972
Total Common Stocks
(cost $845,476,434) 855,923,164
Exchange Traded Funds 2.7%
Equity Funds  2.7%
iShares Russell 1000 ETF 11,557 2,914,329
iShares Russell 2000 ETF 107,996 21,459,885
24,374,214
Total Exchange Traded Funds
(cost $23,891,994) 24,374,214
Master Limited Partnership 0.1%
Hotels, Restaurants & Leisure 0.1%
Cedar Fair LP 20,469 797,267
Total Master Limited Partnership
(cost  $734,223)
797,267
Total Investments
(cost $870,102,651) — 98.1% 881,094,645
Other assets in excess of liabilities — 1.9% 17,457,608
NET ASSETS — 100.0%
$ 898,552,253
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fundamental All Cap Equity Portfolio - July 31, 2023 (Unaudited) - Statement of Investments - 119
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

120 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Fundamental All Cap Equity Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 855,923,164 $ – $ – $ 855,923,164
Exchange Traded Funds 24,374,214 – – 24,374,214
Master Limited Partnership 797,267 – – 797,267
Total $ 881,094,645 $ – $ – $ 881,094,645
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Security 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 104,650 90,591
Total Asset-Backed Securities
(cost  $104,650) 90,591
Corporate Bonds 89.5%
BELGIUM 0.4%
Distributors 0.4%
Azelis Finance NV, 5.75%,
3/15/2028(a) EUR 185,000 206,289
BERMUDA 0.4%
Energy Equipment & Services 0.4%
Seadrill Finance Ltd.,
8.38%, 8/1/2030(a) 200,000 204,140
BRAZIL 4.1%
Commercial Services & Supplies 0.3%
Atento Luxco 1 SA
20.00%, 2/17/2025(a)(b) 150,849 150,849
8.00%, 2/10/2026(a) 611,000 12,220
163,069
Ground Transportation 0.7%
Simpar Europe SA, 5.20%,
1/26/2031(a) 370,000 299,225
Marine Transportation 0.4%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 197,229
Oil, Gas & Consumable Fuels 1.6%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 490,810 439,107
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 434,813 282,269
721,376
Passenger Airlines 0.4%
Azul Secured Finance LLP,
11.93%, 8/28/2028(a) 200,000 201,250
Water Utilities 0.7%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 340,000 321,886
1,904,035
CANADA 4.9%
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
9.50%, 11/1/2027(a)(c) 216,000 211,433
6.00%, 6/1/2029(a) 380,000 316,183
527,616
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Distributors 0.3%
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(a) 50,000 50,625
7.75%, 3/15/2031(a) 75,000 78,165
128,790
Energy Equipment & Services 0.5%
Enerflex Ltd., 9.00%,
10/15/2027(a) 220,000 221,363
Oil, Gas & Consumable Fuels 3.0%
Baytex Energy Corp.
8.75%, 4/1/2027(a) 217,000 222,385
8.50%, 4/30/2030(a) 300,000 303,999
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 434,077
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a)
(c) 327,000 287,116
Vermilion Energy, Inc.,
6.88%, 5/1/2030(a) 200,000 185,450
1,433,027
2,310,796
CAYMAN ISLANDS 1.2%
Consumer Finance 1.2%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(b) 606,442 571,517
COLOMBIA 2.1%
Passenger Airlines 2.1%
ABRA Global Finance
0.00%, 3/2/2028(a)(b) 163,970 144,772
6.00%, 3/2/2028(a)(b) 990,023 813,416
958,188
CYPRUS 1.4%
Consumer Finance 1.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 660,000 640,200
CZECH REPUBLIC 0.3%
Hotels, Restaurants & Leisure 0.3%
Allwyn Entertainment
Financing UK plc,
7.25%, 4/30/2030(a) EUR 135,000 151,234
EGYPT 0.9%
Oil, Gas & Consumable Fuels 0.9%
Energean plc, 6.50%,
4/30/2027(a) 475,000 432,725
FRANCE 2.9%
Chemicals 0.5%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 222,955
Commercial Services & Supplies 0.4%
IPD 3 BV, 8.00%,
6/15/2028(a) EUR 160,000 181,198

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Health Care Providers & Services 0.9%
Chrome Bidco SASU,
3.50%, 5/31/2028(a) EUR 455,000 433,986
Real Estate Management & Development 1.1%
Emeria SASU, 7.75%,
3/31/2028(a) EUR 485,000 493,263
1,331,402
GERMANY 2.0%
Automobile Components 0.5%
IHO Verwaltungs GmbH,
8.75%, 5/15/2028(a)(b) EUR 200,000 230,345
Building Products 0.7%
HT Troplast GmbH, 9.38%,
7/15/2028(a) EUR 295,000 323,860
Pharmaceuticals 0.8%
Cheplapharm Arzneimittel
GmbH, 7.50%,
5/15/2030(a) EUR 320,000 358,407
912,612
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 382,110
HONG KONG 0.7%
Transportation Infrastructure 0.7%
Seaspan Corp., 5.50%,
8/1/2029(a) 420,000 342,300
IRELAND 0.7%
Consumer Finance 0.7%
GGAM Finance Ltd.
7.75%, 5/15/2026(a) 50,000 50,392
8.00%, 6/15/2028(a) 250,000 253,425
303,817
ISRAEL 1.3%
Banks 0.7%
Bank Leumi Le-Israel BM,
Reg. S, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.47%), 7.13%,
7/18/2033(a)(d) 315,000 310,275
Pharmaceuticals 0.6%
Teva Pharmaceutical
Finance Netherlands III
BV, 7.88%, 9/15/2029 260,000 270,656
580,931
ITALY 2.5%
Banks 0.5%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.60%), 4.20%,
6/1/2032(a)(d) 305,000 234,881
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Containers & Packaging 0.5%
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 265,000 252,033
Hotels, Restaurants & Leisure 0.5%
Lottomatica SpA
9.75%, 9/30/2027(a) EUR 115,000 137,032
7.13%, 6/1/2028(a) EUR 100,000 112,699
249,731
Specialty Retail 1.0%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 491,202
1,227,847
LUXEMBOURG 0.8%
Financial Services 0.8%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 128,059
7.75%, 11/1/2025(a) GBP 270,000 249,137
377,196
MEXICO 3.9%
Consumer Finance 0.1%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a)(e) 350,000 38,500
Diversified Telecommunication Services 0.8%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 355,515
Financial Services 0.1%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a)
(e) 830,000 38,339
Hotels, Restaurants & Leisure 1.6%
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 344,693
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(a)(b)(f) 499,744 425,102
769,795
Passenger Airlines 1.3%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 650,000 588,828
1,790,977
MOLDOVA, REPUBLIC OF 0.5%
Food Products 0.5%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a) 360,000 245,556
NIGERIA 0.7%
Diversified Telecommunication Services 0.7%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 174,508

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
NIGERIA
Diversified Telecommunication Services
6.25%, 11/29/2028(a) 200,000 164,880
339,388
PARAGUAY 0.5%
Food Products 0.5%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 245,000 209,475
PORTUGAL 0.9%
Passenger Airlines 0.9%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) EUR 400,000 433,299
RUSSIA 0.0%
†
Banks 0.0%
†
Sovcombank
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(d)(e)(g) 325,000 0
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(d)(e)(g) 530,000 0
0
SINGAPORE 1.9%
Consumer Finance 1.9%
Avation Capital SA, 6.50%,
10/31/2026(a)(b) 1,014,228 878,726
SPAIN 0.6%
Hotels, Restaurants & Leisure 0.6%
Cirsa Finance International
Sarl, 10.38%,
11/30/2027(a) EUR 240,000 284,990
SWEDEN 0.6%
Commercial Services & Supplies 0.6%
Intrum AB, 9.25%,
3/15/2028(a) EUR 280,000 267,453
SWITZERLAND 1.0%
Passenger Airlines 1.0%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a)(c) 280,000 259,621
9.50%, 6/1/2028(a) 15,000 14,326
6.38%, 2/1/2030(a) 205,000 173,526
447,473
TURKEY 0.6%
Metals & Mining 0.3%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a) 177,000 158,436
Passenger Airlines 0.3%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 140,000 141,260
299,696
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 0.3%
Metals & Mining 0.3%
Metinvest BV, 7.75%,
10/17/2029(a) 265,000 153,700
UNITED ARAB EMIRATES 0.8%
Energy Equipment & Services 0.8%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 371,000 354,305
UNITED KINGDOM 2.1%
Capital Markets 1.1%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 529,946
Oil, Gas & Consumable Fuels 1.0%
Harbour Energy plc,
5.50%, 10/15/2026(a) 220,000 204,070
SCC Power plc
4.00%, 12/31/2028(a)(b) 731,292 235,679
0.00%, 5/17/2032(a)(b) 396,115 35,673
475,422
1,005,368
UNITED STATES 46.5%
Aerospace & Defense 0.2%
Triumph Group, Inc.,
9.00%, 3/15/2028(a) 95,000 97,578
Air Freight & Logistics 0.3%
Rand Parent LLC, 8.50%,
2/15/2030(a)(c) 170,000 159,853
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 720,000 3,600
163,453
Automobile Components 1.3%
Dana Financing
Luxembourg Sarl,
8.50%, 7/15/2031(a) EUR 200,000 230,895
Dealer Tire LLC, 8.00%,
2/1/2028(a)(c) 388,000 356,835
587,730
Chemicals 4.3%
Mativ Holdings, Inc.,
6.88%, 10/1/2026(a) 576,000 501,589
Olympus Water US
Holding Corp.
9.63%, 11/15/2028(a) EUR 200,000 212,142
9.75%, 11/15/2028(a) 325,000 314,438
Rain CII Carbon LLC,
7.25%, 4/1/2025(a) 331,000 329,345
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 232,989
5.38%, 11/1/2026(a) 265,000 243,577
9.50%, 7/15/2028(a) EUR 140,000 156,679
1,990,759
Commercial Services & Supplies 2.0%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a) 485,000 444,788

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Neptune Bidco US, Inc.,
9.29%, 4/15/2029(a) 210,000 193,169
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a) 300,000 282,429
920,386
Construction Materials 0.3%
Knife River Corp., 7.75%,
5/1/2031(a) 160,000 163,160
Consumer Finance 1.4%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 475,831
OneMain Finance Corp.,
9.00%, 1/15/2029 205,000 208,301
684,132
Containers & Packaging 0.7%
OI European Group BV,
6.25%, 5/15/2028(a) EUR 100,000 113,313
Owens-Brockway Glass
Container, Inc., 7.25%,
5/15/2031(a) 195,000 198,163
311,476
Distributors 0.4%
Windsor Holdings III LLC,
8.50%, 6/15/2030(a) 185,000 185,925
Diversified REITs 1.0%
Uniti Group LP
10.50%, 2/15/2028(a) 30,000 29,820
6.00%, 1/15/2030(a) 635,000 419,894
449,714
Diversified Telecommunication Services 1.9%
CCO Holdings LLC
7.38%, 3/1/2031(a)(c) 60,000 59,658
4.75%, 2/1/2032(a) 405,000 334,372
Level 3 Financing, Inc.,
10.50%, 5/15/2030(a) 176,000 182,312
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 336,905
913,247
Electrical Equipment 0.7%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 304,826
Energy Equipment & Services 1.4%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 200,000 183,447
Noble Finance II LLC,
8.00%, 4/15/2030(a) 60,000 61,725
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(a) 40,000 41,300
Transocean, Inc., 8.75%,
2/15/2030(a) 120,000 124,588
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services
Valaris Ltd., 8.38%,
4/30/2030(a) 235,000 240,452
651,512
Financial Services 3.2%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 354,000 352,116
6.63%, 1/15/2027(a) 165,000 145,173
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 500,346
United Wholesale
Mortgage LLC, 5.75%,
6/15/2027(a) 530,000 495,884
1,493,519
Ground Transportation 2.1%
Avis Budget Finance plc,
7.25%, 7/31/2030(a) EUR 255,000 280,484
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a) 665,000 523,608
XPO Escrow Sub LLC,
7.50%, 11/15/2027(a) 195,000 201,579
1,005,671
Health Care Providers & Services 1.3%
Owens & Minor, Inc.,
6.63%, 4/1/2030(a) 275,000 251,756
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a) 101,000 103,359
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 231,565
586,680
Hotels, Restaurants & Leisure 4.5%
Brinker International, Inc.,
8.25%, 7/15/2030(a)(c) 205,000 206,121
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(a) 35,000 38,190
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 220,290
Mohegan Tribal Gaming
Authority, 8.00%,
2/1/2026(a) 209,000 193,325
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 373,772
7.75%, 2/15/2029(a) 180,000 172,344
Royal Caribbean Cruises
Ltd.
11.63%, 8/15/2027(a) 220,000 240,223
7.25%, 1/15/2030(a) 35,000 35,378
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 298,000 278,657
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 285,000 264,804
2,023,104

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Household Durables 0.6%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 275,000 270,272
Household Products 0.5%
Spectrum Brands, Inc.,
3.88%, 3/15/2031(a) 280,000 230,932
Independent Power and Renewable Electricity Producers
0.9%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 310,000 256,927
Talen Energy Supply LLC,
8.63%, 6/1/2030(a) 145,000 150,492
407,419
Machinery 1.1%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 130,000 114,255
Trinity Industries, Inc.,
7.75%, 7/15/2028(a) 400,000 406,991
521,246
Media 2.6%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a)(c) 175,000 146,341
7.50%, 6/1/2029(a)(c) 440,000 350,244
CSC Holdings LLC,
4.63%, 12/1/2030(a) 400,000 200,942
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 378,000 325,080
Stagwell Global LLC,
5.63%, 8/15/2029(a) 231,000 196,550
1,219,157
Metals & Mining 2.2%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 315,301
Constellium SE, 3.13%,
7/15/2029(a) EUR 253,000 238,186
TMS International Corp.,
6.25%, 4/15/2029(a)(c) 560,000 468,300
1,021,787
Oil, Gas & Consumable Fuels 5.8%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 272,910
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a)(c) 325,000 293,376
Civitas Resources, Inc.
8.38%, 7/1/2028(a) 175,000 179,998
8.75%, 7/1/2031(a) 175,000 181,125
Crestwood Midstream
Partners LP, 7.38%,
2/1/2031(a) 205,000 204,480
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 393,125
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 300,000 263,490
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 357,734
Matador Resources Co.,
6.88%, 4/15/2028(a) 195,000 193,792
Venture Global LNG, Inc.
8.13%, 6/1/2028(a) 100,000 101,638
8.38%, 6/1/2031(a) 190,000 192,796
2,634,464
Passenger Airlines 0.4%
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(a) 195,000 196,722
Pharmaceuticals 1.5%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 271,842
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a)(e)(f) 585,000 429,925
701,767
Software 1.0%
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a)(c) 563,000 477,036
Specialized REITs 0.7%
Iron Mountain, Inc., 7.00%,
2/15/2029(a) 345,000 346,187
Specialty Retail 1.4%
Staples, Inc., 7.50%,
4/15/2026(a) 168,000 138,792
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 550,000 495,501
634,293
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc., 9.00%,
2/15/2031(a)(c) 120,000 122,697
Trading Companies & Distributors 0.5%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 234,262
21,551,113
ZAMBIA 1.2%
Metals & Mining 1.2%
First Quantum Minerals
Ltd., 8.63%, 6/1/2031(a) 535,000 547,706
Total Corporate Bonds
(cost $49,348,456) 41,646,564

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Common Stock 0.6%
Shares Value ($)
MEXICO 0.6%
Passenger Airlines 0.6%
Grupo Aeromexico SAB de
CV *^∞ 27,837 265,985
Total Common Stock
(cost $455,000) 265,985
Warrants 0.0%
†
Number of
Warrants
UNITED KINGDOM 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 24,413 15,705
Total Warrants
(cost $0)
15,705
Loan Participations 2.9%
Principal
Amount ($)
UNITED STATES 2.9%
Auto Components 1.8%
First Brands Group LLC,
1st Lien Term Loan,
(SOFR + 5.00%),
10.88%, 3/30/2027 (d) 858,826 847,911
Metal Fabrication/Hardware 0.7%
Grinding Media, Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (SOFR
+ 4.00%), 9.53%,
10/12/2028 (d) 324,225 316,930
Oil & Gas Services 0.4%
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.78%,
3/4/2025 (d) 198,468 198,220
Total Loan Participations
(cost $1,368,285)
1,363,061
Convertible Bonds 0.5%
Hotels, Restaurants & Leisure 0.3%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 215,000 165,335
Semiconductors & Semiconductor Equipment 0.2%
ON Semiconductor Corp.,
0.50%, 3/1/2029 (a) 65,000 79,149
Total Convertible Bond
(cost  $279,760) 244,484
Repurchase Agreement 5.6%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase
price $2,602,822,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$2,654,878. (i) 2,602,440 2,602,440
Total Repurchase
Agreement
(cost $2,602,440)
2,602,440
Total Investments
(cost $54,158,591) — 99.3% 46,228,830
Other assets in excess of liabilities — 0.7% 333,432
NET ASSETS — 100.0%
$ 46,562,262
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$39,902,618 which represents 85.70% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $2,482,788, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$2,602,440.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2023. The
maturity date reflects the next call date.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $2,602,440.

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.09 USD 10,560,000 (154,858) (281,196) (436,054)
(154,858) (281,196) (436,054)
As of July 31, 2023, the Fund had $569,505 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 7,205,826 EUR 6,437,682 JPMorgan Chase Bank 8/24/2023 119,260
USD 784,928 GBP 609,995 JPMorgan Chase Bank 8/24/2023 1,998
Total unrealized appreciation 121,258
USD 128,083 MXN 2,230,000 HSBC BANK USA, N.A. 9/29/2023 (3,661)
USD 31,875 MXN 555,000 JPMorgan Chase Bank 9/29/2023 (913)
Total unrealized depreciation (4,574)
Net unrealized appreciation 116,684
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 90,591 $ – $ 90,591
Common Stock – – 265,985 265,985
Convertible Bonds – 244,484 – 244,484
  Corporate Bonds
Aerospace & Defense – 97,578 – 97,578
Air Freight & Logistics – 163,453 – 163,453
Automobile Components – 818,075 – 818,075
Banks – 545,156 – 545,156
Building Products – 323,860 – 323,860
Capital Markets – 529,946 – 529,946
Chemicals – 2,213,714 – 2,213,714
Commercial Services & Supplies – 2,059,722 – 2,059,722
Construction Materials – 163,160 – 163,160
Consumer Finance – 3,116,892 – 3,116,892
Containers & Packaging – 563,509 – 563,509
Distributors – 521,004 – 521,004
Diversified REITs – 449,714 – 449,714
Diversified Telecommunication Services – 1,608,150 – 1,608,150
Electrical Equipment – 304,826 – 304,826
Energy Equipment & Services – 1,431,320 – 1,431,320
Financial Services – 1,909,054 – 1,909,054
Food Products – 455,031 – 455,031
Ground Transportation – 1,304,896 – 1,304,896
Health Care Providers & Services – 1,020,666 – 1,020,666
Hotels, Restaurants & Leisure – 3,478,854 – 3,478,854
Household Durables – 270,272 – 270,272
Household Products – 230,932 – 230,932
Independent Power and Renewable
Electricity Producers – 407,419 – 407,419
Machinery – 521,246 – 521,246
Marine Transportation – 197,229 – 197,229
Media – 1,219,157 – 1,219,157
Metals & Mining – 1,881,629 – 1,881,629
Oil, Gas & Consumable Fuels – 6,079,124 – 6,079,124
Passenger Airlines – 2,967,020 – 2,967,020
Pharmaceuticals – 1,330,830 – 1,330,830
Real Estate Management & Development – 493,263 – 493,263
Software – 477,036 – 477,036
Specialized REITs – 346,187 – 346,187
Specialty Retail – 1,125,495 – 1,125,495
Textiles, Apparel & Luxury Goods – 122,697 – 122,697
Trading Companies & Distributors – 234,262 – 234,262
Transportation Infrastructure – 342,300 – 342,300
Water Utilities – 321,886 – 321,886
Total Corporate Bonds $ – $ 41,646,564 $ – $ 41,646,564
Forward Foreign Currency Contracts – 121,258 – 121,258
Loan Participations – 1,363,061 – 1,363,061
Repurchase Agreement – 2,602,440 – 2,602,440
Warrants 15,705 – – 15,705
Total Assets $ 15,705 $ 46,068,398 $ 265,985 $ 46,350,088
Liabilities:
Credit Default Swaps† $ – $ (281,196) $ – $ (281,196)
Forward Foreign Currency Contracts – (4,574) – (4,574)
Total Liabilities $ – $ (285,770) $ – $ (285,770)
Total $ 15,705 $ 45,782,628 $ 265,985 $ 46,064,318

Nationwide Amundi Global High Yield Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 11,767 11,767
Transfers into Level 3 254,218 254,218
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ 265,985 $ 265,985
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ 11,767 $ 11,767
As of July 31, 2023, the fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Global High Yield Fund
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 121,258
Total $ 121,258
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (281,196)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (4,574)
Total $ (285,770)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Asset-Backed Securities 6.2%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.6%
Other 0.6%
MF1 Ltd., Series 2021-
FL7, Class D, 7.89%,
10/16/2036(a)(b) 715,000 669,799
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 7.43%,
2/20/2030(a)(b) 350,000 342,450
1,012,249
UNITED STATES 5.6%
Airlines 0.7%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 136,500 118,162
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 1,040,764 860,306
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 128,654 124,174
1,102,642
Automobiles 1.4%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 267,969
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 222,277
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 714,658
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 482,939
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 604,900
2,292,743
Credit Card 0.4%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 696,022
Other 3.1%
AMSR Trust
Series 2022-SFR3,
Class E1, 4.00%,
10/17/2039(b) 490,000 424,677
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 8.74%, 11/15/2036(a)
(b) 775,000 720,746
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FirstKey Homes Trust,
Series 2022-SFR2,
Class E1, 4.50%,
7/17/2039(b) 245,000 218,769
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 867,797
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 692,695
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 319,098
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 532,638
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 740,000 730,223
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 338,584
4,845,227
8,936,634
Total Asset-Backed Securities
(cost  $10,871,667) 9,948,883
Collateralized Mortgage Obligations 15.3%
BERMUDA 5.1%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 8.92%,
9/25/2031(a)(b) 1,030,000 992,346
Eagle RE Ltd., Series
2021-2, Class M2,
9.32%, 4/25/2034(a)(b) 1,370,000 1,390,930
Home RE Ltd., Series
2020-1, Class B1,
12.41%, 10/25/2030(a)
(b) 160,000 163,634
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.53%, 7/25/2029(a)(b) 1,520,000 1,541,062
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.47%,
4/25/2034(a)(b) 700,000 702,195
Radnor RE Ltd.
Series 2023-1,
Class M1A, 0.00%,
7/25/2033(a)(b) 1,270,000 1,273,175
Series 2023-1,
Class M1B, 0.00%,
7/25/2033(a)(b) 330,000 332,475

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Radnor RE Ltd.
Series 2021-1,
Class M2, 8.22%,
12/27/2033(a)(b) 1,230,000 1,212,251
Triangle Re Ltd., Series
2021-3, Class B1,
10.02%, 2/25/2034(a)(b) 440,000 426,079
8,034,147
0
UNITED STATES 10.2%
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2M2, 8.07%,
1/25/2042(a)(b) 330,000 331,644
Series 2023-R03,
Class 2M1, 7.57%,
4/25/2043(a)(b) 1,219,221 1,236,996
Series 2023-R06,
Class 1M1, 6.77%,
7/25/2043(a)(b) 680,000 681,700
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 313,120 215,226
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 17,891 357
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 147,386 5,827
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 390,057 16,308
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 30,125 627
FHLMC STACR REMIC
Trust, Series 2020-
DNA6, Class B2,
10.72%, 12/25/2050(a)
(b) 790,000 806,244
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 16.18%,
10/25/2048(a)(b) 1,090,000 1,364,371
Series 2019-HRP1,
Class B1, 9.23%,
2/25/2049(a)(b) 1,100,000 1,127,500
Series 2019-DNA3,
Class B2, 13.33%,
7/25/2049(a)(b) 720,000 794,429
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2023-DNA2,
Class M1A, 7.17%,
4/25/2043(a)(b) 2,150,730 2,180,893
Series 2023-HQA2,
Class M1B, 8.42%,
6/25/2043(a)(b) 2,180,000 2,231,905
Series 2020-HQA5,
Class B2, 12.47%,
11/25/2050(a)(b) 630,000 701,255
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Structured Agency
Credit Risk Debt Notes
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 43,179,966 450,795
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 177,673 6,871
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 185,127 7,835
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 190,350 7,225
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 39,199 2,245
GCAT Trust, Series 2021-
CM1, Class M1, 2.28%,
4/25/2065(a)(b) 530,000 414,584
GNMA REMICS
Series 2013-84,
Class SC, IO, 1.26%,
3/16/2040(a) 46,418 2,046
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 63,215 6,271
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 100,890 15,305
Series 2016-5, Class
CS, IO, 0.78%,
1/20/2046(a) 103,817 7,779
Series 2016-20,
Class SB, IO, 0.73%,
2/20/2046(a) 100,524 7,386
Series 2016-17,
Class JS, IO, 0.73%,
2/20/2046(a) 81,927 6,362
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 60,635 11,182
Series 2016-88,
Class SM, IO, 0.73%,
7/20/2046(a) 106,987 11,270
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 101,370 20,322
Series 2016-118,
Class DS, IO, 0.73%,
9/20/2046(a) 129,539 15,542
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 63,778 11,136
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,156,934 213,810
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 402,032 70,501

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 16,180,782 173,914
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 30,196,677 182,080
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 27,140,350 153,696
STACR Trust
Series 2018-HRP2,
Class B1, 9.38%,
2/25/2047(a)(b) 1,310,000 1,398,774
Series 2018-HRP2,
Class B2, 15.68%,
2/25/2047(a)(b) 1,380,000 1,596,880
16,489,093
0
Total Collateralized Mortgage Obligations
(cost $23,363,056) 24,523,240
Commercial Mortgage-Backed Securities 5.0%
UNITED STATES 5.0%
BX Trust , Series 2021-
ARIA, Class D, 7.23%,
10/15/2036(a)(b) 850,000 804,367
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.47%,
10/10/2048(a) 1,350,000 872,779
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(a) 250,000 199,266
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.82%, 1/25/2051(a)
(b) 700,000 630,968
Series 2021-MN3,
Class M2, 9.07%,
11/25/2051(a)(b) 815,000 764,948
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.44%, 10/15/2036(a)(b) 350,000 316,374
Series 2021-IP, Class E,
8.89%, 10/15/2036(a)(b) 150,000 134,205
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 911,200
Med Trust , Series 2021-
MDLN, Class F, 9.34%,
11/15/2038(a)(b) 547,373 516,520
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 297,050
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.43%,
10/25/2049(a)(b) 468,543 461,238
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,403,861
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 675,524
Total Commercial Mortgage-Backed
Securities
(cost $9,479,732)
7,988,300
Corporate Bonds 59.2%
BERMUDA 5.3%
Financial Services 2.9%
Alamo Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.18%), 12.53%,
6/7/2024(b)(c) 250,000 246,625
Series A, (T-BILL 1MO
+ 8.50%), 13.85%,
6/7/2026(b)(c) 250,000 252,250
Aquila Re I Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 5.25%),
10.46%, 6/8/2026(b)(c) 250,000 249,000
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.25%),
14.46%, 6/8/2026(b)(c) 250,000 253,125
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.25%), 7.60%,
7/7/2025(b)(c) 250,000 244,700
Cape Lookout Re Ltd.,
Series A, (T-BILL 1MO
+ 6.50%), 11.88%,
4/28/2026(b)(c) 250,000 252,625
Citrus Re Ltd, Series A,
(3 Month Treasury Bill
Rate + 6.75%), 12.01%,
6/7/2026(b)(c) 250,000 250,725
Four Lakes Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.50%), 11.77%,
1/7/2026(b)(c) 250,000 249,175
Hypatia Ltd., Series A,
(3 Month Treasury Bill
Rate + 9.50%), 14.91%,
4/8/2026(b)(c) 250,000 255,550

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.75%), 4.75%,
4/9/2026(b)(c) 500,000 505,750
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.77%, 1/8/2026(b)(c) 250,000 269,000
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.60%),
11.69%, 1/8/2025(b)(c) 250,000 235,525
Mystic Re IV Ltd., Series
A, (3 Month Treasury Bill
Rate + 9.25%), 14.52%,
1/8/2026(b)(c) 250,000 247,025
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.50%), 8.76%,
4/7/2026(b)(c) 250,000 233,575
Series A, (3 Month
Treasury Bill Rate
+ 8.00%), 13.14%,
6/5/2026(b)(c) 500,000 509,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.75%), 11.01%,
4/7/2027(b)(c) 250,000 245,975
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.83%,
12/6/2025(b)(c) 250,000 250,000
4,750,125
Insurance 2.4%
Bonanza RE Ltd., Series
2020, (3 Month Treasury
Bill Rate + 4.87%),
10.19%, 2/20/2024(b)(c) 450,000 418,410
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.75%),
11.11%, 3/16/2025(b)(c) 250,000 175,000
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 13.58%,
1/8/2026(b)(c) 250,000 246,900
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.00%), 9.00%,
4/7/2026(b)(c) 250,000 249,625
FloodSmart Re Ltd.,
Series A, (T-BILL 1MO
+ 16.25%), 21.54%,
3/11/2026(b)(c) 500,000 514,700
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.00%),
17.34%, 6/6/2025(b)(c) 250,000 253,650
Merna Reinsurance II
Ltd., Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 13.02%,
7/7/2026(b)(c) 250,000 247,700
Merna Reinsurance II
Ltd., Series B, (3 Month
Treasury Bill Rate +
10.25%), 15.52%,
7/7/2026(b)(c) 250,000 258,925
Purple Re Ltd., Series A,
(T-BILL 1MO + 10.00%),
15.27%, 6/5/2026(b)(c) 250,000 249,700
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.47%,
6/8/2026(b)(c) 500,000 500,300
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.25%),
17.61%, 2/27/2026(b)(c) 250,000 264,350
Torrey Pines Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 10.37%,
6/5/2026(b)(c) 250,000 251,625
3,630,885
8,381,010
BRAZIL 1.3%
Electric Utilities 0.3%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 995,000 447,750
Food Products 0.6%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 987,596
Oil, Gas & Consumable Fuels 0.4%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,043,552 677,445
2,112,791
CAMEROON 0.2%
Oil, Gas & Consumable Fuels 0.2%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 338,269
CANADA 2.0%
Banks 1.2%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,258,241

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Banks
Federation des Caisses
Desjardins du Quebec,
5.70%, 3/14/2028(b) 705,000 709,529
1,967,770
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c) 705,000 568,900
Oil, Gas & Consumable Fuels 0.4%
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 572,572
3,109,242
CAYMAN ISLANDS 0.3%
Financial Services 0.1%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.51%,
6/1/2026(b)(c) 250,000 248,000
Insurance 0.2%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.24%), 13.45%,
12/6/2024(b)(c) 250,000 241,900
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 7.28%,
1/6/2026(b)(c) 250,000 244,775
486,675
734,675
COLOMBIA 0.7%
Passenger Airlines 0.7%
ABRA Global Finance,
6.00%, 3/2/2028(b)(d) 1,327,025 1,090,301
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(e) 655,000 502,019
FRANCE 1.5%
Banks 1.1%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c) 1,400,000 1,329,131
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 459,664
1,788,795
Diversified Telecommunication Services 0.4%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 651,293
2,440,088
GERMANY 1.0%
Automobiles 1.0%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,602,884
GHANA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 695,115
HONG KONG 0.2%
Financial Services 0.2%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.90%), 12.11%,
6/9/2025(b)(c) 250,000 249,700
IRELAND 1.3%
Consumer Finance 0.9%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 447,180
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 920,000 916,954
1,364,134
Financial Services 0.4%
Atlas Capital DAC, Series
A, (SOFR + 7.25%),
12.60%, 6/5/2026(b)(c) 250,000 251,825
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.60%,
12/8/2025(b)(c) 250,000 250,675
502,500
1,866,634
ITALY 3.1%
Banks 1.6%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(c) 760,000 808,649

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(c) 685,000 692,988
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 1,260,000 1,157,752
2,659,389
Electric Utilities 1.1%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,823,810
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 623,654
5,106,853
JAPAN 2.1%
Banks 0.6%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c)(f) 950,000 953,460
Capital Markets 1.5%
Nomura Holdings, Inc.
5.61%, 7/6/2029 2,000,000 1,976,268
6.09%, 7/12/2033 450,000 457,249
2,433,517
3,386,977
MEXICO 1.9%
Diversified Telecommunication Services 0.2%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 381,494
Hotels, Restaurants & Leisure 0.5%
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(b)(g) 940,606 800,116
Oil, Gas & Consumable Fuels 0.5%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 829,060
Passenger Airlines 0.7%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,096,127
3,106,797
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS 1.3%
Banks 0.7%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(e) 1,510,000 1,056,676
Chemicals 0.6%
OCI NV, 6.70%,
3/16/2033(b) 1,035,000 1,021,925
2,078,601
NORWAY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Aker BP ASA, 6.00%,
6/13/2033(b) 1,235,000 1,240,986
SINGAPORE 0.8%
Consumer Finance 0.7%
Avation Capital SA, 6.50%,
10/31/2026(b)(d) 1,255,096 1,087,414
Financial Services 0.1%
Easton Re Pte. Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.53%), 9.72%,
1/8/2024(b)(c) 250,000 248,100
1,335,514
SPAIN 0.6%
Banks 0.6%
Banco Santander SA,
6.92%, 8/8/2033 600,000 600,000
CaixaBank SA, (SOFR
+ 2.70%), 6.21%,
1/18/2029(b)(c) 265,000 266,145
866,145
SWITZERLAND 1.7%
Capital Markets 0.7%
UBS Group AG, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
2.20%), 5.96%,
1/12/2034(b)(c) 1,110,000 1,125,675
Passenger Airlines 1.0%
VistaJet Malta Finance plc,
9.50%, 6/1/2028(b) 1,570,000 1,499,413
2,625,088
UNITED ARAB EMIRATES 0.3%
Energy Equipment & Services 0.3%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 490,000 467,950

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 4.7%
Banks 3.9%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(c) 1,025,000 1,078,161
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c)(f) 615,000 602,163
HSBC Holdings plc,
(SOFR + 3.35%),
7.39%, 11/3/2028(c) 1,030,000 1,087,882
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(c)(e) 590,000 552,240
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 4.98%,
8/11/2033(c) 460,000 432,805
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(c) 870,000 948,622
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 807,634
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.58%), 6.30%,
7/6/2034(b)(c) 670,000 682,633
6,192,140
Financial Services 0.1%
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.38%),
13.72%, 1/8/2025(b)(c) 250,000 240,275
Ground Transportation 0.3%
Ashtead Capital, Inc.,
5.95%, 10/15/2033(b) 470,000 468,753
Hotels, Restaurants & Leisure 0.2%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 406,660
Oil, Gas & Consumable Fuels 0.2%
SCC Power plc
4.00%, 12/31/2028(b)(d) 734,589 236,742
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels
0.00%, 5/17/2032(b)(d) 397,901 35,833
272,575
7,580,403
UNITED STATES 27.4%
Aerospace & Defense 0.4%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 593,414
Air Freight & Logistics 0.3%
Rand Parent LLC, 8.50%,
2/15/2030(b)(f) 490,000 460,754
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 880,000 4,400
465,154
Automobile Components 0.4%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 757,000 696,196
Automobiles 1.1%
Ford Motor Co., 6.10%,
8/19/2032(f) 210,000 203,169
Hyundai Capital America,
5.68%, 6/26/2028(b) 1,500,000 1,494,778
1,697,947
Banks 4.4%
Bank of America Corp.,
(SOFR + 1.91%),
5.29%, 4/25/2034(c) 720,000 714,505
Citigroup, Inc., (SOFR
+ 2.66%), 6.17%,
5/25/2034(c) 690,000 700,916
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 550,000 478,129
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 986,900
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.93%),
5.07%, 1/24/2034(c) 310,000 299,083
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 1,255,000 1,149,135
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 700,000 646,495
(SOFR + 2.09%),
5.85%, 10/21/2033(c)(f) 1,080,000 1,093,664
Wells Fargo & Co., (SOFR
+ 1.99%), 5.56%,
7/25/2034(c) 950,000 953,747
7,022,574

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products 0.1%
Fortune Brands
Innovations, Inc., 4.50%,
3/25/2052 185,000 145,357
Capital Markets 2.9%
Bank of New York Mellon
Corp. (The), (SOFR
+ 1.51%), 4.71%,
2/1/2034(c) 230,000 219,359
Charles Schwab Corp.
(The), (SOFR + 2.50%),
5.85%, 5/19/2034(c) 435,000 448,262
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(c) 715,000 678,528
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(c) 740,000 736,140
Northern Trust Corp.,
6.13%, 11/2/2032 1,576,000 1,642,524
State Street Corp., (SOFR
+ 1.89%), 5.16%,
5/18/2034(c) 973,000 955,370
4,680,183
Chemicals 1.4%
Albemarle Corp.
5.05%, 6/1/2032 402,000 384,505
5.65%, 6/1/2052 558,000 524,180
Celanese US Holdings
LLC, 6.38%,
7/15/2032(f) 910,000 920,514
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 296,900
2,126,099
Consumer Finance 3.3%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(c) 640,000 644,741
8.00%, 11/1/2031 749,000 794,688
Capital One Financial
Corp.
(SOFR + 2.60%),
5.82%, 2/1/2034(c) 275,000 267,237
(SOFR + 2.86%),
6.38%, 6/8/2034(c) 770,000 777,347
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 207,043
3.63%, 6/17/2031 1,500,000 1,239,926
General Motors Financial
Co., Inc., 6.40%,
1/9/2033 1,365,000 1,404,152
5,335,134
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified REITs 0.6%
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 1,024,938
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 650,000 547,470
Electric Utilities 0.6%
Duke Energy Corp.,
5.00%, 8/15/2052(f) 1,105,000 1,003,876
Electrical Equipment 0.7%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 546,894
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 595,000 594,025
1,140,919
Energy Equipment & Services 0.3%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 123,900
Transocean, Inc., 8.75%,
2/15/2030(b) 355,000 368,572
492,472
Financial Services 0.7%
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 13.00%), 18.35%,
2/24/2026(b)(c) 250,000 260,325
Series A, (T-BILL 1MO
+ 10.00%), 15.36%,
7/8/2026(b)(c) 500,000 499,250
Lightning Re, Series 2023,
(3 Month Treasury
Bill Rate + 11.00%),
16.19%, 3/31/2026(b)(c) 250,000 256,950
1,016,525
Food Products 0.7%
JBS USA LUX SA
5.75%, 4/1/2033(b) 355,000 341,161
6.50%, 12/1/2052(b) 705,000 689,057
1,030,218
Gas Utilities 0.6%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,037,514
Ground Transportation 0.2%
Penske Truck Leasing Co.
LP, 6.20%, 6/15/2030(b) 360,000 363,547
Health Care Providers & Services 0.5%
CVS Health Corp., 5.25%,
2/21/2033 875,000 870,485
Hotels, Restaurants & Leisure 0.3%
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 469,766

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance 1.3%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 933,651
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 459,455
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 679,795
2,072,901
Media 1.1%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(b)(f) 1,610,000 1,281,576
CSC Holdings LLC,
4.63%, 12/1/2030(b) 800,000 401,884
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(h) 322,000 7,537
1,690,997
Office REITs 0.9%
Corporate Office
Properties LP, 2.90%,
12/1/2033 1,850,000 1,323,361
Highwoods Realty LP
3.05%, 2/15/2030 49,000 38,300
2.60%, 2/1/2031(f) 51,000 37,554
1,399,215
Oil, Gas & Consumable Fuels 1.5%
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 540,000 555,422
8.75%, 7/1/2031(b) 540,000 558,900
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(e) 859,000 754,461
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 543,612
2,412,395
Passenger Airlines 0.4%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 183,942
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 535,000 539,724
723,666
Pharmaceuticals 0.0%
†
Tricida, Inc.
3.50%, 5/15/2027∞ 1,430,000 0
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Real Estate Management & Development 0.3%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 440,830
Residential REITs 0.8%
Sun Communities
Operating LP, 5.70%,
1/15/2033 1,330,000 1,307,261
Semiconductors & Semiconductor Equipment 0.2%
Foundry JV Holdco LLC,
5.88%, 1/25/2034(b) 410,000 405,892
Specialty Retail 0.3%
AutoNation, Inc., 3.85%,
3/1/2032(f) 495,000 419,773
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc., 5.05%,
7/15/2033 1,110,000 1,086,301
43,719,019
Total Corporate Bonds
(cost $102,810,175) 94,637,061
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 417,128
Total Foreign Government Security
(cost $685,714) 417,128
Common Stock 0.1%
Shares
MEXICO 0.1%
Passenger Airlines 0.1%
Grupo Aeromexico SAB de
CV *^∞(f) 21,107 201,679
Total Common Stock
(cost $345,000) 201,679
Warrants 0.0%
†
Number of
Warrants
UNITED KINGDOM 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 13,567
Total Warrants
(cost $0)
13,567
Loan Participations 0.5%
Principal
Amount ($)
UNITED STATES 0.5%
Media 0.5%
Radiate Holdco LLC,
Term Loan, (ICE LIBOR
USD 1 Month + 3.25%),
8.68%, 9/25/2026 (c) 822,475 690,739

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Oil & Gas Services 0.0%
†
ProFrac Holdings II LLC,
Term Loan, (SOFR
+ 7.25%), 12.78%,
3/4/2025 (c) 42,561 42,508
Total Loan Participations
(cost $864,530)
733,247
Convertible Bond 0.7%
Passenger Airlines 0.7%
Air Canada, 4.00%,
7/1/2025 803,000 1,086,983
Total Convertible Bond
(cost  $830,703) 1,086,983
Convertible Preferred Stock 0.4%
Banks 0.4%
Wells Fargo & Co., 7.50%,
(f) 500 589,495
Total Convertible Preferred Stock
(cost  $703,260) 589,495
Short-Term Investments 6.7%
U.S. Treasury Obligations 6.7%
U.S. Treasury Bills,5.22%
8/24/2023 10,800,000 10,762,676
Total Short-Term Investment
(cost $10,763,060)
10,762,676
Repurchase Agreement 2.1%
CF Secured, LLC 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase
price $3,396,314,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$3,464,240. (i) 3,395,816 3,395,816
Total Repurchase
Agreement
(cost $3,395,816)
3,395,816
Total Investments
(cost $164,112,713) — 96.5% 154,298,075
Other assets in excess of liabilities — 3.5% 5,514,592
NET ASSETS — 100.0%
$ 159,812,667
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2023.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2023 was $94,330,727 which
represents 59.03% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2023.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2023. The maturity date reflects the next call date.
(f) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $7,049,382, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,395,816 and by $4,024,387 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 4.38%, and maturity dates
ranging from 11/15/2023 – 11/15/2052, a total value of
$7,420,203.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2023.
(h) Security in default.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $3,395,816.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 23
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.09 USD 38,800,000 (563,542) (1,038,624) (1,602,166)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.63 USD 17,250,000 (155,287) (142,608) (297,895)
(718,829) (1,181,232) (1,900,061)
As of July 31, 2023, the Fund had $2,303,708 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,603,472 EUR 1,432,541 JPMorgan Chase Bank 8/24/2023 26,538
USD 402,535 GBP 312,824 JPMorgan Chase Bank 8/24/2023 1,025
Total unrealized appreciation 27,563
USD 41,583 MXN 724,000 HSBC Bank, N.A. 9/29/2023 (1,190)
USD 200,875 MXN 3,497,135 JPMorgan Chase Bank 9/29/2023 (5,730)
Total unrealized depreciation (6,920)
Net unrealized appreciation 20,643
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 56 9/2023 USD 11,369,750 (158,902)
U.S. Treasury 5 Year Note 77 9/2023 USD 8,225,164 (137,711)
U.S. Treasury Long Bond 13 9/2023 USD 1,617,688 (31,028)
Total long contracts (327,641)
Short Contracts
Euro-Bobl (9) 9/2023 EUR (1,146,790) 13,629
Euro-Bund (23) 9/2023 EUR (3,363,370) 52,543
U.S. Treasury 10 Year Note (47) 9/2023 USD (5,236,094) 124,895
U.S. Treasury 10 Year Ultra Note (311) 9/2023 USD (36,382,141) 704,666
U.S. Treasury Ultra Bond (27) 9/2023 USD (3,569,906) 59,530
Total short contracts 955,263
Net contracts 627,622
As of July 31, 2023, the Fund had $1,146,572 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,948,883 $ – $ 9,948,883
Collateralized Mortgage Obligations – 24,523,240 – 24,523,240
Commercial Mortgage-Backed Securities – 7,988,300 – 7,988,300
Common Stock – – 201,679 201,679
Convertible Bond – 1,086,983 – 1,086,983
Convertible Preferred Stock 589,495 – – 589,495
Corporate Bonds – 94,637,061 – 94,637,061
Foreign Government Security – 417,128 – 417,128
Forward Foreign Currency Contracts – 27,563 – 27,563

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs,
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 955,263 $ – $ – $ 955,263
Loan Participations – 733,247 – 733,247
Repurchase Agreement – 3,395,816 – 3,395,816
Short-Term Investments – 10,762,676 – 10,762,676
Warrants 13,567 – – 13,567
Total Assets $ 1,558,325 $ 153,520,897 $ 201,679 $ 155,280,901
Liabilities:
Credit Default Swaps† $ – $ (1,181,232) $ – $ (1,181,232)
Forward Foreign Currency Contracts – (6,920) – (6,920)
Futures Contracts (327,641) – – (327,641)
Total Liabilities $ (327,641) $ (1,188,152) $ – $ (1,515,793)
Total $ 1,230,684 $ 152,332,745 $ 201,679 $ 153,765,108
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 8,922 8,922
Transfers into Level 3 192,757 192,757
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ 201,679 $ 201,679
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ 8,922 $ 8,922

Nationwide Amundi Strategic Income Fund - July 31, 2023 (Unaudited) - Statement of Investments - 27
the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2023 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Amundi Strategic Income Fund
contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 27,563
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 955,263
Total $ 982,826
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (1,181,232)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (6,920)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (327,641)
Total $ (1,515,793)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - July 31, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks 98.7%
Shares Value ($)
AUSTRALIA 5.4%
Banks 0.5%
National Australia Bank Ltd. 50,000 956,168
Broadline Retail 0.6%
Wesfarmers Ltd. 32,000 1,071,008
Capital Markets 0.4%
Macquarie Group Ltd. 6,000 706,809
Consumer Staples Distribution & Retail 0.5%
Coles Group Ltd. 70,000 856,014
Metals & Mining 3.4%
BHP Group Ltd. 100,000 3,118,132
Glencore plc 225,000 1,366,202
Rio Tinto plc 27,000 1,783,303
6,267,637
9,857,636
BRAZIL 0.4%
Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR 50,000 734,000
CANADA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Suncor Energy, Inc. 40,000 1,251,583
CHINA 0.7%
Automobiles 0.3%
BYD Co. Ltd.
, Class H
15,000 532,010
Interactive Media & Services 0.4%
Tencent Holdings Ltd. 15,000 688,468
1,220,478
COLOMBIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR 40,000 468,800
DENMARK 4.2%
Air Freight & Logistics 0.6%
DSV A/S 5,500 1,096,662
Beverages 0.7%
Carlsberg A/S
, Class B
8,000 1,200,255
Marine Transportation 0.7%
AP Moller - Maersk A/S
, Class B
600 1,231,469
Pharmaceuticals 2.2%
Novo Nordisk A/S
, Class B
25,000 4,032,289
7,560,675
FINLAND 1.4%
Banks 0.8%
Nordea Bank Abp 135,000 1,526,702
Machinery 0.6%
Kone OYJ
, Class B
20,000 1,023,994
2,550,696
FRANCE 11.7%
Aerospace & Defense 0.5%
Airbus SE 6,000 883,950
Banks 1.1%
BNP Paribas SA 30,000 1,978,821
Building Products 0.7%
Cie de Saint-Gobain 20,000 1,349,578
Common Stocks
Shares Value ($)
FRANCE
Chemicals 1.3%
Air Liquide SA 13,000 2,332,163
Construction & Engineering 0.4%
Vinci SA 6,500 763,899
Consumer Staples Distribution & Retail 0.4%
Carrefour SA 40,000 799,525
Insurance 0.6%
AXA SA 35,000 1,075,926
IT Services 0.8%
Capgemini SE 7,500 1,361,541
Oil, Gas & Consumable Fuels 1.3%
TotalEnergies SE 40,000 2,429,773
Personal Care Products 1.3%
L'Oreal SA 5,000 2,323,683
Textiles, Apparel & Luxury Goods 3.3%
Hermes International 900 1,991,489
LVMH Moet Hennessy Louis
Vuitton SE 4,000 3,734,305
5,725,794
21,024,653
GERMANY 7.9%
Air Freight & Logistics 0.9%
DHL Group 33,000 1,695,169
Automobiles 0.9%
Bayerische Motoren Werke AG 13,000 1,584,677
Construction Materials 0.5%
Heidelberg Materials AG 12,000 972,202
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 40,000 872,595
Household Products 0.5%
Henkel AG & Co. KGaA
(Preference) 12,000 925,689
Industrial Conglomerates 1.4%
Siemens AG (Registered) 15,000 2,555,918
Insurance 1.4%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 7,000 2,636,819
Pharmaceuticals 0.5%
Bayer AG (Registered) 15,000 876,277
Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG 32,500 1,429,176
Software 0.5%
SAP SE 6,000 820,625
14,369,147
HONG KONG 0.9%
Insurance 0.4%
AIA Group Ltd. 75,000 749,472
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 140,000 808,827
1,558,299

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
IRELAND 0.9%
Construction Materials 0.9%
CRH plc 27,000 1,618,388
ITALY 5.0%
Automobiles 0.7%
Ferrari NV 4,000 1,281,980
Banks 2.0%
Intesa Sanpaolo SpA 550,000 1,590,677
UniCredit SpA 80,000 2,024,388
3,615,065
Electric Utilities 1.0%
Enel SpA 275,000 1,898,168
Electrical Equipment 0.8%
Prysmian SpA 35,000 1,397,523
Insurance 0.5%
Assicurazioni Generali SpA 40,000 852,596
9,045,332
JAPAN 24.9%
Automobile Components 1.2%
Denso Corp. 20,000 1,391,633
Sumitomo Electric Industries Ltd. 60,000 768,718
2,160,351
Automobiles 2.4%
Honda Motor Co. Ltd. 50,000 1,596,021
Mazda Motor Corp. 100,000 995,152
Suzuki Motor Corp. 20,000 802,166
Toyota Motor Corp. 60,000 1,006,837
4,400,176
Banks 1.3%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,613,524
Sumitomo Mitsui Financial Group,
Inc. 15,000 706,897
2,320,421
Beverages 0.5%
Kirin Holdings Co. Ltd. 65,000 961,136
Chemicals 0.9%
Shin-Etsu Chemical Co. Ltd. 50,000 1,647,022
Consumer Staples Distribution & Retail 0.6%
Seven & i Holdings Co. Ltd. 25,000 1,039,885
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 100,000 1,401,795
Electronic Equipment, Instruments & Components 0.5%
Murata Manufacturing Co. Ltd. 14,000 827,044
Entertainment 0.5%
Nintendo Co. Ltd. 20,000 906,191
Financial Services 0.5%
ORIX Corp. 50,000 961,360
Health Care Equipment & Supplies 1.0%
Hoya Corp. 6,500 753,848
Olympus Corp. 60,000 979,625
1,733,473
Household Durables 1.4%
Panasonic Holdings Corp. 80,000 987,221
Sekisui Chemical Co. Ltd. 40,000 608,010
Sony Group Corp. 10,000 935,831
2,531,062
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates 0.9%
Hitachi Ltd. 24,000 1,570,795
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 50,000 1,022,039
IT Services 1.3%
Fujitsu Ltd. 7,000 906,376
NEC Corp. 30,000 1,518,295
2,424,671
Machinery 0.6%
Komatsu Ltd. 40,000 1,118,687
Metals & Mining 0.6%
Nippon Steel Corp. 50,000 1,142,319
Personal Care Products 0.4%
Kao Corp. 20,000 761,276
Pharmaceuticals 0.7%
Astellas Pharma, Inc. 90,000 1,313,665
Professional Services 0.8%
Recruit Holdings Co. Ltd. 43,000 1,495,030
Semiconductors & Semiconductor Equipment 2.3%
Advantest Corp. 8,000 1,108,330
Renesas Electronics Corp. * 75,000 1,458,965
Tokyo Electron Ltd. 10,500 1,569,142
4,136,437
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 3,000 751,645
Technology Hardware, Storage & Peripherals 0.6%
Canon, Inc. 40,000 1,033,187
Trading Companies & Distributors 3.0%
ITOCHU Corp. 32,500 1,316,127
Mitsubishi Corp. 35,000 1,790,870
Mitsui & Co. Ltd. 35,000 1,370,962
Sumitomo Corp. (a) 40,000 858,018
5,335,977
Wireless Telecommunication Services 1.1%
KDDI Corp. 35,000 1,030,915
SoftBank Corp. 80,000 887,425
1,918,340
44,913,984
LUXEMBOURG 0.6%
Metals & Mining 0.6%
ArcelorMittal SA 40,000 1,158,079
NETHERLANDS 6.5%
Banks 1.0%
ING Groep NV 130,000 1,897,381
Consumer Staples Distribution & Retail 1.0%
Koninklijke Ahold Delhaize NV 50,000 1,726,508
Oil, Gas & Consumable Fuels 1.0%
Shell plc 60,000 1,825,852
Professional Services 1.5%
Randstad NV 20,000 1,171,713
Wolters Kluwer NV 13,000 1,631,810
2,803,523
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV (Registered),
NYRS 5,000 3,582,050
11,835,314

Nationwide Bailard International Equities Fund - July 31, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
NEW ZEALAND 0.4%
Diversified Telecommunication Services 0.4%
Spark New Zealand Ltd. 230,000 740,482
POLAND 0.5%
Oil, Gas & Consumable Fuels 0.5%
ORLEN SA * 50,000 892,715
PORTUGAL 0.6%
Consumer Staples Distribution & Retail 0.6%
Jeronimo Martins SGPS SA 40,000 1,087,260
SINGAPORE 1.0%
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV 35,000 1,871,814
SOUTH AFRICA 0.4%
Metals & Mining 0.4%
Anglo American plc 25,000 767,404
SOUTH KOREA 1.0%
Banks 0.4%
KB Financial Group, Inc. 20,000 799,258
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd. 20,000 1,096,228
1,895,486
SPAIN 3.0%
Banks 0.9%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,584,668
Construction & Engineering 0.4%
ACS Actividades de Construccion
y Servicios SA (a) 21,000 734,072
Electric Utilities 0.4%
Iberdrola SA 65,000 812,003
Gas Utilities 0.7%
Naturgy Energy Group SA (a) 40,000 1,220,142
Specialty Retail 0.6%
Industria de Diseno Textil SA 30,000 1,147,018
5,497,903
SWEDEN 1.6%
Machinery 1.6%
Atlas Copco AB
, Class B
125,000 1,545,219
Volvo AB
, Class B
60,000 1,326,209
2,871,428
SWITZERLAND 2.4%
Capital Markets 0.5%
UBS Group AG (Registered) 40,000 885,615
Insurance 0.8%
Zurich Insurance Group AG 3,000 1,447,383
Pharmaceuticals 1.1%
Novartis AG (Registered) 20,000 2,096,825
4,429,823
TAIWAN 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 10,000 991,500
UNITED KINGDOM 8.9%
Aerospace & Defense 0.5%
BAE Systems plc 80,000 956,330
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 1.2%
Barclays plc 450,000 894,556
HSBC Holdings plc 150,000 1,243,407
2,137,963
Beverages 0.5%
Diageo plc 20,000 872,662
Capital Markets 0.8%
3i Group plc 60,000 1,521,087
Household Products 0.4%
Reckitt Benckiser Group plc 10,000 748,984
Industrial Conglomerates 0.5%
CK Hutchison Holdings Ltd. 150,000 926,320
Oil, Gas & Consumable Fuels 1.5%
BP plc 400,000 2,479,026
Personal Care Products 1.2%
Unilever plc 40,000 2,150,864
Pharmaceuticals 1.0%
AstraZeneca plc, ADR 25,000 1,792,500
Professional Services 0.4%
RELX plc 22,500 757,260
Textiles, Apparel & Luxury Goods 0.9%
Burberry Group plc 60,000 1,710,212
16,053,208
UNITED STATES 6.9%
Automobiles 1.0%
Stellantis NV 85,000 1,741,403
Construction Materials 0.6%
Holcim Ltd. 15,000 1,041,574
Electrical Equipment 1.2%
Schneider Electric SE 12,500 2,229,467
Food Products 1.6%
Nestle SA (Registered) 23,000 2,825,168
Pharmaceuticals 1.8%
Roche Holding AG 6,000 1,860,248
Sanofi 15,000 1,601,947
3,462,195
Trading Companies & Distributors 0.7%
Ferguson plc 8,000 1,284,189
12,583,996
Total Common Stocks
(cost $141,283,146) 178,850,083
Exchange Traded Fund 0.3%
UNITED STATES 0.3%
VanEck Vietnam ETF (a) 35,000 526,750
Total Exchange Traded Fund
(cost $622,056) 526,750
Total Investments
(cost $141,905,202) — 99.0% 179,376,833
Other assets in excess of liabilities — 1.0% 1,762,133
NET ASSETS — 100.0%
$ 181,138,966

32 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $2,166,384, which was collateralized
by $2,432,062 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 3.63%, and
maturity dates ranging from 8/10/2023 – 2/15/2053.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

Nationwide Bailard International Equities Fund - July 31, 2023 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.

34 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bailard International Equities Fund
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,840,280 $ – $ 1,840,280
Air Freight & Logistics – 2,791,831 – 2,791,831
Automobile Components – 2,160,351 – 2,160,351
Automobiles – 9,540,246 – 9,540,246
Banks – 16,816,447 – 16,816,447
Beverages – 3,034,053 – 3,034,053
Broadline Retail – 1,071,008 – 1,071,008
Building Products – 1,349,578 – 1,349,578
Capital Markets – 3,113,511 – 3,113,511
Chemicals – 3,979,185 – 3,979,185
Construction & Engineering – 1,497,971 – 1,497,971
Construction Materials – 3,632,164 – 3,632,164
Consumer Staples Distribution & Retail – 5,509,192 – 5,509,192
Diversified Telecommunication Services – 1,613,077 – 1,613,077
Electric Utilities – 2,710,171 – 2,710,171
Electrical Equipment – 5,028,785 – 5,028,785
Electronic Equipment, Instruments &
Components – 827,044 – 827,044
Entertainment – 906,191 – 906,191
Financial Services – 961,360 – 961,360
Food Products – 2,825,168 – 2,825,168
Gas Utilities – 1,220,142 – 1,220,142
Health Care Equipment & Supplies – 1,733,473 – 1,733,473
Household Durables – 2,531,062 – 2,531,062
Household Products – 1,674,673 – 1,674,673
Industrial Conglomerates – 5,053,033 – 5,053,033
Insurance – 7,784,235 – 7,784,235
Interactive Media & Services – 688,468 – 688,468
IT Services – 3,786,212 – 3,786,212
Machinery – 5,014,109 – 5,014,109
Marine Transportation – 1,231,469 – 1,231,469
Metals & Mining – 9,335,439 – 9,335,439
Oil, Gas & Consumable Fuels 2,454,383 7,627,366 – 10,081,749
Personal Care Products – 5,235,823 – 5,235,823
Pharmaceuticals 1,792,500 11,781,251 – 13,573,751
Professional Services – 5,055,813 – 5,055,813
Real Estate Management & Development – 808,827 – 808,827
Semiconductors & Semiconductor
Equipment 4,573,550 7,437,427 – 12,010,977
Software – 820,625 – 820,625
Specialty Retail – 1,898,663 – 1,898,663
Technology Hardware, Storage & Peripherals – 2,129,415 – 2,129,415
Textiles, Apparel & Luxury Goods – 7,436,006 – 7,436,006
Trading Companies & Distributors – 6,620,166 – 6,620,166
Wireless Telecommunication Services – 1,918,340 – 1,918,340
Total Common Stocks $ 8,820,433 $ 170,029,650 $ – $ 178,850,083
Exchange Traded Fund 526,750 – – 526,750
Total $ 9,347,183 $ 170,029,650 $ – $ 179,376,833
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - July 31, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks 99.9%
Shares Value ($)
BRAZIL 0.9%
Broadline Retail 0.9%
MercadoLibre, Inc. * 1,503 1,860,789
CANADA 1.9%
Ground Transportation 1.9%
Canadian Pacific Kansas City Ltd. 49,319 4,058,461
CHINA 1 .2%
Automobiles 0.8%
Li Auto, Inc., ADR * 38,132 1,632,049
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Hotels, Restaurants & Leisure 0.4%
Meituan
, Class B
Reg. S *(a) 46,480 884,285
2,516,334
DENMARK 1.0%
Biotechnology 1.0%
Genmab A/S * 5,319 2,193,583
FINLAND 0.5%
Machinery 0.5%
Metso Oyj 92,356 1,049,799
FRANCE 3.8%
Automobile Components 1.1%
Cie Generale des Etablissements
Michelin SCA 75,034 2,452,883
Food Products 1.1%
Danone SA 39,015 2,383,075
Insurance 1.6%
AXA SA 110,951 3,410,716
8,246,674
GERMANY 1.0%
Machinery 1.0%
Knorr-Bremse AG 30,876 2,172,386
INDIA 1.4%
Banks 1.4%
Axis Bank Ltd., GDR Reg. S 52,167 3,052,520
INDONESIA 0.7%
Banks 0.7%
Bank Mandiri Persero Tbk. PT 4,211,100 1,599,999
ITALY 0.6%
Electrical Equipment 0.6%
Prysmian SpA 32,315 1,290,313
JAPAN 4.8%
Banks 1.2%
Mitsubishi UFJ Financial Group,
Inc. 328,200 2,647,792
Diversified Telecommunication Services 0.9%
Nippon Telegraph & Telephone
Corp. 1,695,000 1,942,447
Household Durables 1.3%
Sony Group Corp. 30,400 2,844,927
Wireless Telecommunication Services 1.4%
SoftBank Group Corp. 58,800 3,000,125
10,435,291
Common Stocks
Shares Value ($)
NETHERLANDS 1.8%
Health Care Equipment & Supplies 1.8%
Koninklijke Philips NV * 193,882 4,034,848
NORWAY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Equinor ASA 137,106 4,176,645
SWITZERLAND 2.0%
Food Products 0.8%
Barry Callebaut AG (Registered) 973 1,823,950
Health Care Equipment & Supplies 1.2%
Alcon, Inc. 30,351 2,579,243
4,403,193
UNITED KINGDOM 9.3%
Capital Markets 2.3%
London Stock Exchange Group plc 45,712 4,959,856
Electronic Equipment, Instruments & Components 1.4%
Spectris plc 68,048 3,062,517
Personal Care Products 1.4%
Unilever plc 58,293 3,137,970
Pharmaceuticals 1.5%
AstraZeneca plc 23,461 3,365,831
Software 1.1%
Sage Group plc (The) 194,837 2,342,318
Trading Companies & Distributors 1.6%
Ashtead Group plc 46,345 3,425,178
20,293,670
UNITED STATES 67.1%
Automobile Components 1.7%
Aptiv plc * 33,221 3,637,367
Automobiles 0.7%
Rivian Automotive, Inc.
, Class A
*(b) 56,430 1,559,725
Banks 1.2%
Wells Fargo & Co. 55,225 2,549,186
Biotechnology 2.4%
AbbVie, Inc. 11,214 1,677,390
Vertex Pharmaceuticals, Inc. * 10,417 3,670,326
5,347,716
Broadline Retail 2.3%
Amazon.com, Inc. * 37,665 5,035,057
Capital Markets 2.3%
Ameriprise Financial, Inc. 14,129 4,923,250
Chemicals 4.9%
CF Industries Holdings, Inc. 26,247 2,154,354
Ecolab, Inc. 17,279 3,164,476
Linde plc 14,086 5,502,977
10,821,807
Commercial Services & Supplies 3.3%
Montrose Environmental Group,
Inc. * 58,748 2,377,532
MSA Safety, Inc. 15,432 2,561,712
Waste Management, Inc. 14,456 2,367,748
7,306,992
Consumer Finance 0.7%
SLM Corp. 99,934 1,616,932

36 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp. 5,617 3,149,283
Electrical Equipment 1.8%
Regal Rexnord Corp. 13,877 2,167,310
Shoals Technologies Group, Inc.
,
Class A
* 65,933 1,711,621
3,878,931
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp.
, Class
A
* 7,565 2,329,717
Entertainment 2.9%
Netflix, Inc. * 7,462 3,275,594
Take-Two Interactive Software,
Inc. * 19,606 2,998,542
6,274,136
Financial Services 3.4%
Fidelity National Information
Services, Inc. 26,800 1,618,184
Visa, Inc.
, Class A
(b) 24,002 5,705,995
7,324,179
Health Care Providers & Services 3.4%
Laboratory Corp. of America
Holdings 11,060 2,366,066
UnitedHealth Group, Inc. 9,930 5,028,254
7,394,320
Hotels, Restaurants & Leisure 1.4%
Starbucks Corp. 30,233 3,070,766
Industrial REITs 0.7%
Prologis, Inc. 13,072 1,630,732
Insurance 1.8%
Marsh & McLennan Cos., Inc. (b) 20,671 3,894,830
Interactive Media & Services 2.3%
Alphabet, Inc.
, Class A
* 38,531 5,113,834
IT Services 1.2%
Snowflake, Inc.
, Class A
* 14,487 2,574,485
Leisure Products 0.7%
Brunswick Corp. 18,284 1,578,092
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc.
, Class
A
* 5,405 2,190,971
Machinery 1.3%
Ingersoll Rand, Inc. 42,983 2,805,500
Oil, Gas & Consumable Fuels 2.3%
Hess Corp. 32,909 4,993,283
Personal Care Products 0.8%
Kenvue, Inc. *(b) 69,400 1,643,392
Pharmaceuticals 2.0%
Eli Lilly & Co. 9,562 4,346,407
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. * 22,662 2,592,533
Micron Technology, Inc. 32,131 2,293,832
MKS Instruments, Inc. (b) 9,756 1,065,063
ON Semiconductor Corp. * 18,201 1,961,158
Universal Display Corp. (b) 18,647 2,720,224
10,632,810
Common Stocks
Shares Value ($)
UNITED STATES
Software 11.2%
Adobe, Inc. * 11,207 6,120,927
Cadence Design Systems, Inc. * 9,054 2,118,727
Five9, Inc. * 21,280 1,867,320
Microsoft Corp. 29,493 9,907,289
Salesforce, Inc. * 13,083 2,943,806
Splunk, Inc. * 16,528 1,790,478
24,748,547
Specialty Retail 2.0%
TJX Cos., Inc. (The) 49,821 4,311,011
146,683,258
Total Common Stocks
(cost $183,536,311) 218,067,763
Repurchase Agreement 0.9%
Principal
Amount ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$1,942,710, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $1,981,564.(c) 1,942,425 1,942,425
Total Repurchase Agreement
(cost $1,942,425) 1,942,425
Total Investments
(cost $185,478,736) — 100.8% 220,010,188
Liabilities in excess of other assets — (0.8)% (1,687,222)
NET ASSETS — 100.0%
$ 218,322,966
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$884,285 which represents 0.41% of net assets.
(b) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July
31, 2023 was $8,747,481, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,942,425 and by $6,981,835 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.13%, and maturity dates ranging from
8/15/2023 – 11/15/2052, a total value of $8,924,260.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $1,942,425.

Nationwide Global Sustainable Equity Fund - July 31, 2023 (Unaudited) - Statement of Investments - 37
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

38 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Global Sustainable Equity Fund - July 31, 2023 (Unaudited) - Statement of Investments - 39
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ 3,637,367 $ 2,452,883 $ – $ 6,090,250
Automobiles 3,191,774 – – 3,191,774
Banks 2,549,186 7,300,311 – 9,849,497
Biotechnology 5,347,716 2,193,583 – 7,541,299
Broadline Retail 6,895,846 – – 6,895,846
Capital Markets 4,923,250 4,959,856 – 9,883,106
Chemicals 10,821,807 – – 10,821,807
Commercial Services & Supplies 7,306,992 – – 7,306,992
Consumer Finance 1,616,932 – – 1,616,932
Consumer Staples Distribution & Retail 3,149,283 – – 3,149,283
Diversified Telecommunication Services – 1,942,447 – 1,942,447
Electrical Equipment 3,878,931 1,290,313 – 5,169,244
Electronic Equipment, Instruments &
Components 2,329,717 3,062,517 – 5,392,234
Entertainment 6,274,136 – – 6,274,136
Financial Services 7,324,179 – – 7,324,179
Food Products – 4,207,025 – 4,207,025
Ground Transportation 4,058,461 – – 4,058,461
Health Care Equipment & Supplies – 6,614,091 – 6,614,091
Health Care Providers & Services 7,394,320 – – 7,394,320
Hotels, Restaurants & Leisure 3,070,766 884,285 – 3,955,051
Household Durables – 2,844,927 – 2,844,927
Industrial REITs 1,630,732 – – 1,630,732
Insurance 3,894,830 3,410,716 – 7,305,546
Interactive Media & Services 5,113,834 – – 5,113,834
IT Services 2,574,485 – – 2,574,485
Leisure Products 1,578,092 – – 1,578,092
Life Sciences Tools & Services 2,190,971 – – 2,190,971
Machinery 2,805,500 3,222,185 – 6,027,685
Oil, Gas & Consumable Fuels 4,993,283 4,176,645 – 9,169,928
Personal Care Products 1,643,392 3,137,970 – 4,781,362
Pharmaceuticals 4,346,407 3,365,831 – 7,712,238
Semiconductors & Semiconductor
Equipment 10,632,810 – – 10,632,810
Software 24,748,547 2,342,318 – 27,090,865
Specialty Retail 4,311,011 – – 4,311,011
Trading Companies & Distributors – 3,425,178 – 3,425,178
Wireless Telecommunication Services – 3,000,125 – 3,000,125
Total Common Stocks $ 154,234,557 $ 63,833,206 $ – $ 218,067,763
Repurchase Agreement – 1,942,425 – 1,942,425
Total $ 154,234,557 $ 65,775,631 $ – $ 220,010,188
As of July 31, 2023, the fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 93.7%
Shares Value ($)
AUSTRALIA 4.7%
Chemicals 0.2%
Nufarm Ltd. 380,377 1,378,131
Construction Materials 0.1%
CSR Ltd. 143,457 553,089
Consumer Finance 0.4%
Credit Corp. Group Ltd. (a) 146,112 2,321,702
Containers & Packaging 0.4%
Orora Ltd. 994,151 2,404,232
Diversified REITs 0.5%
Stockland 1,040,960 2,958,140
Financial Services 1.2%
Liberty Financial Group Ltd. Reg.
S (a) 754,853 1,986,084
Omni Bridgeway Ltd. *(a) 1,098,772 2,081,772
Tyro Payments Ltd. * 2,854,549 2,681,430
6,749,286
Metals & Mining 0.9%
Bellevue Gold Ltd. * 2,922,403 2,869,228
Genesis Minerals Ltd. * 208,967 207,318
IGO Ltd. 246,325 2,287,540
5,364,086
Oil, Gas & Consumable Fuels 0.3%
Whitehaven Coal Ltd. 436,558 2,033,550
Software 0.1%
SiteMinder Ltd. * 264,931 748,406
Specialized REITs 0.4%
National Storage REIT 1,773,205 2,770,055
Trading Companies & Distributors 0.2%
Seven Group Holdings Ltd. 85,377 1,505,486
Transportation Infrastructure 0.0%
†
Atlas Arteria Ltd. 51,171 216,193
29,002,356
AUSTRIA 1.6%
Banks 1.4%
Addiko Bank AG 174,726 2,363,179
BAWAG Group AG Reg. S (b) 135,197 6,583,956
8,947,135
Construction Materials 0.2%
Wienerberger AG 37,108 1,217,387
10,164,522
BELGIUM 0.7%
Banks 0.7%
KBC Ancora 89,644 4,191,025
BRAZIL 3.0%
Financial Services 0.3%
Pagseguro Digital Ltd.
, Class A
* 92,459 1,050,334
StoneCo Ltd.
, Class A
* 68,880 998,071
2,048,405
Ground Transportation 0.4%
Rumo SA 524,798 2,579,182
IT Services 0.5%
Locaweb Servicos de Internet SA
Reg. S (b) 1,870,700 2,931,406
Software 0.5%
TOTVS SA 517,400 3,235,425
Common Stocks
Shares Value ($)
BRAZIL
Water Utilities 0.5%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 232,800 2,860,308
Wireless Telecommunication Services 0.8%
TIM SA 1,718,500 5,211,376
18,866,102
BURKINA FASO 0.4%
Metals & Mining 0.4%
Endeavour Mining plc 109,588 2,647,764
CANADA 4.8%
Chemicals 0.3%
EcoSynthetix, Inc. * 549,825 1,609,468
Entertainment 0.1%
Boat Rocker Media, Inc. * 667,303 915,951
Financial Services 0.6%
Nuvei Corp. Reg. S * 104,176 3,553,443
Metals & Mining 0.4%
Faraday Copper Corp. *(a) 1,420,723 937,344
Stelco Holdings, Inc. 41,563 1,515,451
2,452,795
Oil, Gas & Consumable Fuels 1.0%
Advantage Energy Ltd. * 114,495 807,495
Enerplus Corp. 85,607 1,432,139
MEG Energy Corp. *(a) 142,429 2,539,344
Parex Resources, Inc. 55,889 1,238,022
6,017,000
Real Estate Management & Development 1.1%
Colliers International Group, Inc.
(a) 74,796 7,572,906
Residential REITs 0.4%
Boardwalk REIT 49,163 2,442,398
Software 0.9%
Lightspeed Commerce, Inc. * 311,418 5,473,749
30,037,710
CHILE 0.4%
Metals & Mining 0.4%
Lundin Mining Corp. 243,188 2,174,335
CHINA 2.2%
Automobile Components 0.2%
Minth Group Ltd. 474,347 1,514,789
Consumer Staples Distribution & Retail 0.0%
†
Dada Nexus Ltd., ADR * 33,863 226,543
Gas Utilities 0.5%
Beijing Enterprises Holdings Ltd. 766,000 3,039,713
Independent Power and Renewable Electricity Producers 0.3%
China Datang Corp. Renewable
Power Co. Ltd.
, Class H
5,116,000 1,659,565
Interactive Media & Services 0.1%
Kanzhun Ltd., ADR * 49,058 916,403
Machinery 0.3%
Airtac International Group 58,432 1,736,696
Real Estate Management & Development 0.7%
Wharf Holdings Ltd. (The) 818,481 1,911,755
Yuexiu Property Co. Ltd. 1,346,000 1,767,421
3,679,176

Nationwide International Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
CHINA
Software 0.1%
Kingdee International Software
Group Co. Ltd. * 337,186 586,140
13,359,025
DENMARK 1.0%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 24,112 2,173,697
Zealand Pharma A/S * 69,327 2,408,731
4,582,428
Marine Transportation 0.3%
Dfds A/S 46,298 1,661,261
6,243,689
EGYPT 0.4%
Oil, Gas & Consumable Fuels 0.4%
Energean plc 162,037 2,409,749
FINLAND 0.6%
Automobile Components 0.1%
Nokian Renkaat OYJ 77,283 719,267
Chemicals 0.4%
Kemira OYJ 134,800 2,110,179
Machinery 0.1%
Wartsila OYJ Abp 62,083 780,402
3,609,848
FRANCE 4.2%
Automobile Components 0.1%
Valeo 18,154 410,981
Construction Materials 0.3%
Imerys SA 15,472 537,351
Vicat SA 29,892 1,014,845
1,552,196
Diversified REITs 0.1%
ICADE 8,451 344,236
Energy Equipment & Services 0.6%
Technip Energies NV 116,283 2,653,226
Vallourec SA * 94,764 1,236,974
3,890,200
Financial Services 0.2%
Wendel SE 10,771 1,064,448
Gas Utilities 0.3%
Rubis SCA 85,472 2,108,465
Ground Transportation 0.4%
ALD SA Reg. S (b) 239,052 2,540,890
Household Durables 0.5%
Kaufman & Broad SA 106,942 2,946,487
Media 0.9%
JCDecaux SE * 330,025 6,189,263
Oil, Gas & Consumable Fuels 0.2%
Gaztransport Et Technigaz SA 8,909 1,086,113
Passenger Airlines 0.6%
Air France-KLM * 2,154,406 3,716,220
25,849,499
GERMANY 3.9%
Aerospace & Defense 1.1%
Hensoldt AG 189,825 6,453,671
Common Stocks
Shares Value ($)
GERMANY
Biotechnology 0.2%
Immatics NV * 104,780 1,247,930
Electronic Equipment, Instruments & Components 0.6%
Jenoptik AG 114,107 3,688,484
Financial Services 0.2%
Hypoport SE *(a) 6,848 1,431,115
Life Sciences Tools & Services 0.2%
Evotec SE * 54,641 1,440,482
Machinery 0.2%
KION Group AG 30,063 1,259,777
Professional Services 0.3%
Bertrandt AG 33,420 1,754,528
Semiconductors & Semiconductor Equipment 0.8%
AIXTRON SE 124,474 4,943,340
Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG 165,015 2,168,759
24,388,086
HONG KONG 1.3%
Banks 0.8%
Dah Sing Financial Holdings Ltd. 1,886,136 4,652,651
Hotels, Restaurants & Leisure 0.5%
Melco Resorts & Entertainment
Ltd., ADR * 232,031 3,160,262
7,812,913
INDIA 0.3%
Hotels, Restaurants & Leisure 0.3%
MakeMyTrip Ltd. *(a) 48,724 1,401,789
Zomato Ltd. * 601,920 615,753
2,017,542
IRELAND 0.2%
Banks 0.2%
Permanent TSB Group Holdings
plc * 609,273 1,528,776
ISRAEL 1.5%
IT Services 1.1%
Wix.com Ltd. * 70,538 6,653,144
Real Estate Management & Development 0.4%
Melisron Ltd. 39,805 2,630,605
9,283,749
ITALY 2.8%
Banks 0.2%
BPER Banca 363,718 1,259,213
Construction Materials 0.2%
Buzzi SpA 53,570 1,522,528
Electrical Equipment 0.1%
Eurogroup Laminations SpA * 97,222 535,120
Financial Services 0.7%
BFF Bank SpA Reg. S (b) 382,270 4,311,829
Gas Utilities 0.5%
Italgas SpA 549,406 3,240,442
Life Sciences Tools & Services 0.5%
Stevanato Group SpA 97,193 3,035,337

42 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0.6%
OVS SpA Reg. S (b) 1,302,781 3,579,385
17,483,854
JAPAN 26.5%
Automobile Components 0.5%
Ichikoh Industries Ltd. 49,900 187,992
Koito Manufacturing Co. Ltd. 48,800 899,402
Musashi Seimitsu Industry Co. Ltd. 102,500 1,274,942
Nifco, Inc. 21,195 631,301
2,993,637
Banks 1.8%
Bank of Kyoto Ltd. (The) 105,216 6,202,540
Shiga Bank Ltd. (The) 200,700 4,296,212
10,498,752
Broadline Retail 1.3%
ASKUL Corp. 127,100 1,779,378
Ryohin Keikaku Co. Ltd. 476,100 6,231,868
8,011,246
Building Products 0.1%
Sekisui Jushi Corp. 38,400 603,440
Chemicals 2.5%
Air Water, Inc. 95,500 1,344,643
Daicel Corp. 78,400 726,223
Denka Co. Ltd. 22,400 442,800
JSR Corp. 86,182 2,466,628
Kansai Paint Co. Ltd. 66,800 1,094,865
Lintec Corp. 32,100 529,357
Mitsubishi Gas Chemical Co., Inc. 56,100 839,476
Nippon Shokubai Co. Ltd. 14,400 554,300
NOF Corp. 28,400 1,225,437
Resonac Holdings Corp. 42,100 689,050
Shin-Etsu Polymer Co. Ltd. 80,100 795,314
Sumitomo Bakelite Co. Ltd. 17,600 765,720
Teijin Ltd. 56,100 599,107
Tokyo Ohka Kogyo Co. Ltd. 39,800 2,512,966
14,585,886
Construction & Engineering 1.2%
COMSYS Holdings Corp. 55,700 1,113,239
EXEO Group, Inc. 59,700 1,241,574
JGC Holdings Corp. 82,900 1,180,380
Kumagai Gumi Co. Ltd. 30,700 695,896
Kyudenko Corp. 31,800 916,368
MIRAIT ONE Corp. 55,800 716,584
SHO-BOND Holdings Co. Ltd. 17,300 702,769
Toyo Construction Co. Ltd. 60,600 460,011
Yokogawa Bridge Holdings Corp. 35,600 640,163
7,666,984
Construction Materials 0.1%
Taiheiyo Cement Corp. 31,600 660,056
Consumer Finance 1.3%
Marui Group Co. Ltd. 443,500 7,943,565
Containers & Packaging 0 .2%
FP Corp. 62,400 1,313,447
Diversified Telecommunication Services 0.2%
JTOWER, Inc. * 26,081 1,331,866
Electric Utilities 0.7%
Kyushu Electric Power Co., Inc. * 649,500 4,397,236
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 0.2%
Taiyo Yuden Co. Ltd. 51,900 1,548,312
Entertainment 0.2%
Square Enix Holdings Co. Ltd. 22,054 1,021,766
Financial Services 0.3%
GMO Financial Gate, Inc. 25,325 2,099,276
Food Products 1.2%
Toyo Suisan Kaisha Ltd. 174,200 7,216,452
Ground Transportation 0.5%
Fukuyama Transporting Co. Ltd. 120,000 3,391,795
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 161,300 3,315,772
Mani, Inc. (a) 139,000 1,786,977
5,102,749
Hotels, Restaurants & Leisure 0.4%
Kyoritsu Maintenance Co. Ltd. (a) 66,415 2,604,200
Household Durables 0.9%
Casio Computer Co. Ltd. 228,800 1,955,348
Nikon Corp. 291,000 3,844,045
5,799,393
Industrial Conglomerates 0.8%
Hikari Tsushin, Inc. 32,200 4,776,075
Industrial REITs 0.7%
LaSalle Logiport REIT 4,194 4,492,350
IT Services 0.2%
Simplex Holdings, Inc. 53,160 1,073,130
Leisure Products 0.0%
†
Sega Sammy Holdings, Inc. 10,700 234,093
Machinery 2.5%
Amada Co. Ltd. 153,000 1,505,524
DMG Mori Co. Ltd. 69,300 1,178,384
Ebara Corp. 35,300 1,667,726
Fuji Corp. 71,400 1,306,744
Giken Ltd. (a) 18,500 273,684
IHI Corp. 54,700 1,344,929
Japan Steel Works Ltd. (The) 21,500 447,596
Kawasaki Heavy Industries Ltd. 69,600 1,774,945
Max Co. Ltd. 43,600 816,735
Miura Co. Ltd. 34,000 858,125
NSK Ltd. 107,800 683,891
Shibaura Machine Co. Ltd. 17,200 550,271
Sumitomo Heavy Industries Ltd. 55,200 1,356,660
THK Co. Ltd. 57,200 1,146,036
14,911,250
Media 0.9%
Hakuhodo DY Holdings, Inc. 501,854 5,770,168
Professional Services 1.7%
dip Corp. 62,300 1,572,588
en Japan, Inc. 129,400 2,558,584
TechnoPro Holdings, Inc. 216,100 5,591,185
Visional, Inc. *(a) 13,719 754,725
10,477,082
Real Estate Management & Development 1.4%
Daito Trust Construction Co. Ltd. 24,840 2,669,998
Heiwa Real Estate Co. Ltd. 49,900 1,393,881
SRE Holdings Corp. *(a) 33,300 860,267
Tokyu Fudosan Holdings Corp. 659,500 3,924,138
8,848,284

Nationwide International Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Residential REITs 0.4%
Comforia Residential REIT, Inc. 1,100 2,635,024
Semiconductors & Semiconductor Equipment 0.7%
Ulvac, Inc. 104,300 4,477,838
Software 0.2%
Sansan, Inc. *(a) 119,281 1,265,607
Specialty Retail 1.0%
K's Holdings Corp. (a) 40,300 370,062
Shimamura Co. Ltd. 60,400 5,983,842
6,353,904
Textiles, Apparel & Luxury Goods 0.5%
Asics Corp. 99,500 3,138,386
Trading Companies & Distributors 0.7%
Inaba Denki Sangyo Co. Ltd. 50,100 1,112,683
Sojitz Corp. 98,180 2,332,523
Yamazen Corp. 77,600 659,742
4,104,948
Transportation Infrastructure 0.4%
Japan Airport Terminal Co. Ltd. 55,000 2,563,410
163,911,607
JERSEY 0.6%
Metals & Mining 0.3%
Metals Acquisition Ltd.
, Class A
*(a) 161,495 1,668,243
Oil, Gas & Consumable Fuels 0.3%
Ithaca Energy plc 955,060 2,162,846
3,831,089
MEXICO 0.2%
Real Estate Management & Development 0.2%
Corp. Inmobiliaria Vesta SAB de
CV 404,258 1,466,627
NETHERLANDS 1.9%
Biotechnology 0.5%
Merus NV *(a) 116,083 3,046,018
Capital Markets 0.1%
Flow Traders Ltd. 28,791 626,611
Chemicals 0.1%
Corbion NV 30,639 720,658
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(a)(b) 1,967,237 1,186,587
Oil, Gas & Consumable Fuels 0.1%
Koninklijke Vopak NV 21,877 824,381
Semiconductors & Semiconductor Equipment 0.9%
BE Semiconductor Industries NV 43,000 5,138,535
11,542,790
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 346,482 1,200,481
NORWAY 0.6%
Banks 0.3%
Sparebanken Vest 206,304 2,174,154
Common Stocks
Shares Value ($)
NORWAY
Industrial Conglomerates 0.3%
Aker ASA
, Class A
28,473 1,808,855
3,983,009
PORTUGAL 0.3%
Banks 0.3%
Banco Comercial Portugues SA
,
Class R
* 7,459,259 2,035,460
SINGAPORE 1.8%
Ground Transportation 0.1%
ComfortDelGro Corp. Ltd. 847,500 802,901
Real Estate Management & Development 0.5%
UOL Group Ltd. 598,000 3,164,170
Specialized REITs 0.5%
Keppel DC REIT 2,044,300 3,367,188
Transportation Infrastructure 0.7%
SATS Ltd. * 1,814,129 3,820,808
11,155,067
SLOVENIA 0.4%
Banks 0.4%
Nova Ljubljanska Banka dd, GDR
Reg. S 152,968 2,664,748
SOUTH AFRICA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Thungela Resources Ltd. 212,114 1,597,721
SOUTH KOREA 0.2%
Automobile Components 0.2%
Hankook Tire & Technology Co.
Ltd. 22,545 685,277
Hanon Systems 3,843 25,717
SNT Motiv Co. Ltd. 16,581 627,873
1,338,867
SPAIN 0.6%
Office REITs 0.1%
Arima Real Estate SOCIMI SA * 71,868 632,025
Pharmaceuticals 0.5%
Almirall SA 294,190 2,824,201
3,456,226
SWEDEN 3.0%
Containers & Packaging 0.3%
Billerud Aktiebolag 221,634 1,886,029
Health Care Equipment & Supplies 0.6%
Cellavision AB 56,081 1,168,959
Surgical Science Sweden AB *(a) 111,822 2,606,605
3,775,564
Machinery 1.2%
Trelleborg AB
, Class B
286,328 7,604,783
Metals & Mining 0.3%
SSAB AB
, Class A
313,937 1,993,315
Real Estate Management & Development 0.6%
Castellum AB 217,858 2,484,741
Catena AB 28,555 1,096,377
3,581,118
18,840,809

44 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
SWITZERLAND 2.3%
Life Sciences Tools & Services 1.8%
Siegfried Holding AG (Registered) 5,540 4,896,323
Tecan Group AG (Registered) 15,598 6,207,625
11,103,948
Specialty Retail 0.5%
Dufry AG (Registered) * 63,675 3,284,459
14,388,407
TAIWAN 0.9%
Electronic Equipment, Instruments & Components 0.3%
Chroma ATE, Inc. 239,209 2,100,828
Semiconductors & Semiconductor Equipment 0.6%
Nanya Technology Corp. 1,424,000 3,283,294
5,384,122
UNITED ARAB EMIRATES 0.1%
Financial Services 0.1%
Network International Holdings plc
Reg. S *(b) 132,254 656,091
UNITED KINGDOM 19.6%
Biotechnology 1.3%
Abcam plc, ADR * 201,631 4,726,230
Immunocore Holdings plc, ADR
*(a) 46,470 3,066,091
7,792,321
Broadline Retail 0.5%
B&M European Value Retail SA 473,014 3,358,754
Capital Markets 0.6%
Allfunds Group plc 396,033 2,579,303
Impax Asset Management Group
plc 159,492 1,125,198
3,704,501
Chemicals 0.2%
Elementis plc * 714,845 1,014,041
Synthomer plc * 441,163 472,027
1,486,068
Commercial Services & Supplies 0.6%
Smart Metering Systems plc 400,852 3,584,748
Construction Materials 0.0%
†
Marshalls plc 73,645 253,766
Consumer Staples Distribution & Retail 0.6%
Ocado Group plc * 323,362 3,888,786
Electronic Equipment, Instruments & Components 0.8%
Spectris plc 116,367 5,237,126
Energy Equipment & Services 0.1%
Subsea 7 SA 50,635 679,910
Food Products 0.8%
Cranswick plc 60,260 2,579,180
Tate & Lyle plc 238,351 2,284,708
4,863,888
Ground Transportation 0.3%
Mobico Group plc 1,390,055 1,665,511
Health Care Equipment & Supplies 0.6%
ConvaTec Group plc Reg. S (b) 1,399,889 3,745,837
Hotels, Restaurants & Leisure 2.2%
Greggs plc 99,834 3,539,422
Restaurant Group plc (The) * 4,727,140 2,587,516
SSP Group plc * 972,962 3,141,825
Common Stocks
Shares Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
Trainline plc Reg. S *(b) 1,367,316 4,621,259
13,890,022
Household Durables 0.4%
Berkeley Group Holdings plc 27,162 1,515,830
Taylor Wimpey plc 748,057 1,099,065
2,614,895
Insurance 2.5%
Beazley plc 1,314,199 9,256,936
Sabre Insurance Group plc Reg.
S (a)(b) 3,149,711 5,576,197
14,833,133
IT Services 0.8%
Softcat plc 267,157 5,141,790
Machinery 3.1%
IMI plc 454,839 9,518,449
Rotork plc 2,222,845 8,804,544
18,322,993
Oil, Gas & Consumable Fuels 0.2%
Harbour Energy plc 280,868 961,899
Pharmaceuticals 0.5%
Verona Pharma plc, ADR *(a) 154,409 3,410,895
Real Estate Management & Development 0.4%
Savills plc 179,524 2,244,782
Residential REITs 0.1%
UNITE Group plc (The) 32,512 405,983
Retail REITs 1.2%
Hammerson plc 2,547,623 869,685
Shaftesbury Capital plc 4,466,112 6,875,914
7,745,599
Specialized REITs 0.2%
Safestore Holdings plc 126,561 1,442,100
Specialty Retail 0.4%
WH Smith plc 145,641 2,789,071
Trading Companies & Distributors 0.6%
RS GROUP plc 385,032 3,873,562
Water Utilities 0.6%
Pennon Group plc 383,416 3,459,392
121,397,332
UNITED STATES 0.2%
Building Products 0.2%
Reliance Worldwide Corp. Ltd. 455,923 1,295,197
Total Common Stocks
(cost $542,481,263) 581,216,194
Exchange Traded Fund 4.8%
UNITED STATES 4.8%
iShares MSCI EAFE Small-Cap
ETF 488,220 29,927,886
Total Exchange Traded Fund
(cost $28,355,939) 29,927,886

Nationwide International Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 45
Rights 0.0%
†
Number of
Rights
Value ($)
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreement 1.1%
Principal
Amount ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$6,753,934, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $6,889,013.(c) 6,752,943 6,752,943
Total Repurchase Agreement
(cost $6,752,943) 6,752,943
Total Investments
(cost $577,590,145) — 99.6% 617,897,023
Other assets in excess of liabilities — 0.4% 2,674,809
NET ASSETS — 100.0%
$ 620,571,832
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $15,005,341, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,752,943 and by $9,332,187 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.35%, and maturity
dates ranging from 8/10/2023 – 2/15/2053, a total value of
$16,085,130.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2023 was $35,733,437 which
represents 5.76% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $6,752,943.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

46 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Small Cap Fund - July 31, 2023 (Unaudited) - Statement of Investments - 47
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,453,671 $ – $ 6,453,671
Automobile Components – 6,977,541 – 6,977,541
Banks – 37,951,914 – 37,951,914
Biotechnology 14,259,966 2,408,731 – 16,668,697
Broadline Retail – 11,370,000 – 11,370,000
Building Products – 3,099,118 – 3,099,118
Capital Markets – 4,331,112 – 4,331,112
Chemicals 1,609,468 20,280,922 – 21,890,390
Commercial Services & Supplies – 3,584,748 – 3,584,748
Construction & Engineering – 7,666,984 – 7,666,984
Construction Materials – 5,759,022 – 5,759,022
Consumer Finance – 10,265,267 – 10,265,267
Consumer Staples Distribution & Retail 226,543 3,888,786 – 4,115,329
Containers & Packaging – 5,603,708 – 5,603,708
Diversified REITs – 3,302,376 – 3,302,376
Diversified Telecommunication Services – 1,331,866 – 1,331,866
Electric Utilities – 4,397,236 – 4,397,236
Electrical Equipment – 535,120 – 535,120
Electronic Equipment, Instruments &
Components 2,100,828 10,473,922 – 12,574,750
Energy Equipment & Services – 4,570,110 – 4,570,110
Entertainment – 1,937,717 – 1,937,717
Financial Services 5,601,848 16,312,045 – 21,913,893
Food Products – 12,080,340 – 12,080,340
Gas Utilities – 8,388,620 – 8,388,620
Ground Transportation 2,579,182 8,401,097 – 10,980,279
Health Care Equipment & Supplies – 12,624,150 – 12,624,150
Hotels, Restaurants & Leisure 5,748,638 17,109,975 – 22,858,613
Household Durables – 11,360,775 – 11,360,775
Independent Power and Renewable
Electricity Producers – 1,659,565 – 1,659,565
Industrial Conglomerates – 6,584,930 – 6,584,930
Industrial REITs – 4,492,350 – 4,492,350
Insurance – 14,833,133 – 14,833,133
Interactive Media & Services 916,403 – – 916,403
IT Services 9,584,550 6,214,920 – 15,799,470
Leisure Products – 234,093 – 234,093
Life Sciences Tools & Services 3,035,337 12,544,430 – 15,579,767
Machinery – 44,615,901 – 44,615,901
Marine Transportation – 1,661,261 – 1,661,261
Media – 11,959,431 – 11,959,431
Metals & Mining 8,943,137 7,357,401 – 16,300,538
Office REITs – 632,025 – 632,025
Oil, Gas & Consumable Fuels 6,017,000 11,076,259 – 17,093,259
Passenger Airlines – 3,716,220 – 3,716,220
Pharmaceuticals 3,410,895 2,824,201 – 6,235,096
Professional Services – 12,231,610 – 12,231,610
Real Estate Management & Development 9,039,533 24,148,135 – 33,187,668
Residential REITs 2,442,398 3,041,007 – 5,483,405
Retail REITs – 7,745,599 – 7,745,599
Semiconductors & Semiconductor
Equipment – 17,843,007 – 17,843,007
Software 8,709,174 2,600,153 – 11,309,327
Specialized REITs – 7,579,343 – 7,579,343
Specialty Retail – 12,427,434 – 12,427,434
Textiles, Apparel & Luxury Goods – 6,717,771 – 6,717,771
Trading Companies & Distributors – 9,483,996 – 9,483,996
Transportation Infrastructure – 8,769,170 – 8,769,170
Water Utilities 2,860,308 3,459,392 – 6,319,700

48 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Small Cap Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 5,211,376 $ – $ – $ 5,211,376
Total Common Stocks $ 92,296,584 $ 488,919,610 $ – $ 581,216,194
Exchange Traded Fund $ 29,927,886 $ – $ – $ 29,927,886
Repurchase Agreement – 6,752,943 – 6,752,943
Rights – – – –
Total $ 122,224,470 $ 495,672,553 $ – $ 617,897,023
As of July 31, 2023, the fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Janus Henderson Overseas Fund - July 31, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks 96.8%
Shares Value ($)
AUSTRIA 3.2%
Banks 3.2%
Erste Group Bank AG 41,213 1,557,017
CANADA 7.1%
Metals & Mining 3.7%
Teck Resources Ltd.
, Class B
(a) 40,316 1,791,007
Oil, Gas & Consumable Fuels 3.4%
Canadian Natural Resources Ltd. 27,153 1,650,902
3,441,909
CHINA 6.7%
Biotechnology 0.3%
Zai Lab Ltd., ADR *(a) 4,348 130,701
Broadline Retail 2.9%
JD.com, Inc.
, Class A
69,528 1,430,257
Ground Transportation 0.9%
Full Truck Alliance Co. Ltd., ADR * 57,807 432,974
Hotels, Restaurants & Leisure 2.6%
Yum China Holdings, Inc. 20,234 1,237,381
3,231,313
DENMARK 0.5%
Biotechnology 0.5%
Ascendis Pharma A/S, ADR * 2,888 260,353
FRANCE 9.5%
Aerospace & Defense 0.8%
Airbus SE 2,559 377,005
Banks 4.4%
BNP Paribas SA 31,694 2,090,559
Oil, Gas & Consumable Fuels 3.1%
Gaztransport Et Technigaz SA 2,951 359,762
TotalEnergies SE 18,918 1,149,161
1,508,923
Textiles, Apparel & Luxury Goods 1.2%
LVMH Moet Hennessy Louis
Vuitton SE 643 600,289
4,576,776
GERMANY 6.0%
Automobiles 1.0%
Dr Ing hc F Porsche AG
(Preference) 3,890 475,509
Diversified Telecommunication Services 3.4%
Deutsche Telekom AG
(Registered) 75,255 1,641,679
Pharmaceuticals 1.6%
Bayer AG (Registered) 13,067 763,354
2,880,542
HONG KONG 2.9%
Insurance 2.9%
AIA Group Ltd. 138,875 1,387,773
IRELAND 0.6%
Banks 0.6%
Permanent TSB Group Holdings
plc *(a) 107,772 270,420
Common Stocks
Shares Value ($)
ITALY 2.7%
Banks 2.2%
UniCredit SpA 42,670 1,079,759
Textiles, Apparel & Luxury Goods 0.5%
PRADA SpA 34,700 246,202
1,325,961
JAPAN 11.6%
Commercial Services & Supplies 2.4%
Secom Co. Ltd. 17,068 1,144,801
Electronic Equipment, Instruments & Components 2.7%
Keyence Corp. 2,922 1,311,745
Ground Transportation 1.3%
Central Japan Railway Co. 4,996 637,189
Health Care Equipment & Supplies 1.7%
Hoya Corp. 7,095 822,854
Insurance 3.5%
Dai-ichi Life Holdings, Inc. 81,502 1,665,965
5,582,554
NETHERLANDS 7.6%
Beverages 3.0%
Heineken NV 14,814 1,452,456
Biotechnology 1.4%
Argenx SE, ADR * 1,294 652,797
Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV 2,184 1,563,504
3,668,757
SOUTH KOREA 1.1%
Semiconductors & Semiconductor Equipment 1.1%
SK Hynix, Inc. 5,297 513,218
SWEDEN 1.3%
Electronic Equipment, Instruments & Components 1.3%
Hexagon AB
, Class B
63,563 613,684
SWITZERLAND 1.0%
Pharmaceuticals 1.0%
Novartis AG (Registered) 4,647 487,197
TAIWAN 3.2%
Semiconductors & Semiconductor Equipment 3 .2%
Taiwan Semiconductor
Manufacturing Co. Ltd. 87,000 1,566,783
UNITED KINGDOM 20.1%
Aerospace & Defense 3.5%
BAE Systems plc 140,198 1,675,945
Banks 2.5%
NatWest Group plc 392,217 1,228,970
Beverages 1.9%
Diageo plc 21,271 928,120
Hotels, Restaurants & Leisure 4.5%
Entain plc 121,857 2,170,572
Insurance 1.3%
Beazley plc 89,120 627,742
Personal Care Products 3.2%
Unilever plc 28,338 1,523,779

50 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 3.2%
AstraZeneca plc 10,676 1,531,632
9,686,760
UNITED STATES 11.7%
Entertainment 2.5%
Atlanta Braves Holdings, Inc.
,
Class C
* 466 18,976
Liberty Media Corp.-Liberty
Formula One
, Class C
* 16,101 1,168,932
1,187,908
Metals & Mining 0.8%
Freeport-McMoRan, Inc. 8,619 384,838
Pharmaceuticals 3.0%
Sanofi 13,786 1,472,296
Textiles, Apparel & Luxury Goods 2.8%
Samsonite International SA Reg.
S *(b) 452,422 1,344,553
Trading Companies & Distributors 2.6%
Ferguson plc 7,729 1,240,688
5,630,283
Total Common Stocks
(cost $37,421,587) 46,681,300
Repurchase Agreement 0.8%
Principal
Amount ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase price
$, collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $344,163.(c) 399,707 399,707
Total Repurchase Agreement
(cost $399,707) 399,707
Total Investments
(cost $37,821,294) — 97.6% 47,081,007
Other assets in excess of liabilities — 2.4% 1,176,409
NET ASSETS — 100.0%
$ 48,257,416
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $1,992,982, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$399,707 and by $1,769,479 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 3.63%, and maturity dates ranging from 8/10/2023 –
2/15/2053, a total value of $2,169,186.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$1,344,553 which represents 2.79% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $399,707.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Janus Henderson Overseas Fund - July 31, 2023 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

52 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Janus Henderson Overseas Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 2,052,950 $ – $ 2,052,950
Automobiles – 475,509 – 475,509
Banks – 6,226,725 – 6,226,725
Beverages – 2,380,576 – 2,380,576
Biotechnology 1,043,851 – – 1,043,851
Broadline Retail – 1,430,257 – 1,430,257
Commercial Services & Supplies – 1,144,801 – 1,144,801
Diversified Telecommunication Services – 1,641,679 – 1,641,679
Electronic Equipment, Instruments &
Components – 1,925,429 – 1,925,429
Entertainment 1,187,908 – – 1,187,908
Ground Transportation 432,974 637,189 – 1,070,163
Health Care Equipment & Supplies – 822,854 – 822,854
Hotels, Restaurants & Leisure – 3,407,953 – 3,407,953
Insurance – 3,681,480 – 3,681,480
Metals & Mining 2,175,845 – – 2,175,845
Oil, Gas & Consumable Fuels 1,650,902 1,508,923 – 3,159,825
Personal Care Products – 1,523,779 – 1,523,779
Pharmaceuticals – 4,254,479 – 4,254,479
Semiconductors & Semiconductor
Equipment – 3,643,505 – 3,643,505
Textiles, Apparel & Luxury Goods – 2,191,044 – 2,191,044
Trading Companies & Distributors – 1,240,688 – 1,240,688
Total Common Stocks $ 6,491,480 $ 40,189,820 $ – $ 46,681,300
Repurchase Agreement – 399,707 – 399,707
Total $ 6,491,480 $ 40,589,527 $ – $ 47,081,007
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 144,545 138,909
Credit Card 0.0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 48,218
Total Asset-Backed Securities
(cost $193,727)
187,127
Commercial Mortgage-Backed Securities 1.7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 418,129
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 601,215 597,211
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 481,902
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 234,850
Series K739, Class A2,
1.34%, 9/25/2027 620,000 543,783
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 184,523
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,062,723 920,257
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 681,476
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 420,412
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 133,438
Total Commercial Mortgage-Backed
Securities
(cost $5,168,690) 4,615,981
Corporate Bonds 24.8%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 188,847
3.20%, 3/1/2029 100,000 90,519
5.15%, 5/1/2030 50,000 49,576
5.71%, 5/1/2040 200,000 199,907
5.81%, 5/1/2050 25,000 25,145
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 45,491
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 52,317
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 40,013
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 86,459
4.15%, 6/15/2053 10,000 8,646
4.30%, 6/15/2062 10,000 8,668
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 92,721
RTX Corp. ,
4.13%, 11/16/2028 200,000 192,034
4.50%, 6/1/2042 100,000 90,433
3.75%, 11/1/2046 50,000 39,143
3.03%, 3/15/2052 50,000 34,051
1,243,970
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 95,466
4.55%, 4/1/2046 100,000 86,275
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 241,495
6.20%, 1/15/2038 40,000 44,784
5.30%, 4/1/2050 50,000 52,172
520,192
Automobile Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 44,866
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 67,429
2.65%, 7/1/2027 25,000 22,793
Lear Corp. ,
3.80%, 9/15/2027(a) 123,000 115,549
250,637
Automobiles 0.1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 147,384
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,804
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 61,844
227,032
Banks 4.8%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 190,161
Bank of America Corp. ,
4.25%, 10/22/2026(a) 145,000 140,024
(SOFR + 1.05%), 2.55%,
2/4/2028(b) 200,000 181,195
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b) 241,000 221,884
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(b) 50,000 47,040
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 84,049

2 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 165,657
(SOFR + 1.21%), 2.57%,
10/20/2032(b) 200,000 162,317
(SOFR + 1.33%), 2.97%,
2/4/2033(b) 95,000 79,360
(SOFR + 1.83%), 4.57%,
4/27/2033(b) 40,000 37,604
(SOFR + 2.16%), 5.02%,
7/22/2033(b) 45,000 43,937
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(b) 95,000 84,083
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 170,000 120,401
5.88%, 2/7/2042 25,000 26,643
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(b) 100,000 89,114
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b) 70,000 58,351
(SOFR + 1.56%), 2.97%,
7/21/2052(b) 30,000 20,559
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,094
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(b) 25,000 19,580
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 231,930
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(b) 200,000 198,877
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b) 200,000 210,373
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 239,756
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 244,807
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 26,995
Citigroup, Inc. ,
3.70%, 1/12/2026 250,000 240,328
3.40%, 5/1/2026 200,000 190,220
(SOFR + 1.28%), 3.07%,
2/24/2028(b) 10,000 9,219
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(b) 100,000 92,794
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b) 100,000 92,716
(SOFR + 1.17%), 2.56%,
5/1/2032(b) 80,000 65,328
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
6.63%, 6/15/2032 142,000 149,966
8.13%, 7/15/2039 40,000 50,758
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(b) 90,000 77,928
4.65%, 7/23/2048 100,000 90,192
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 82,287
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 13,176
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 235,859
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 65,035
(SOFR + 1.66%), 4.34%,
4/25/2033(b) 20,000 18,033
HSBC Holdings plc ,
(SOFR + 1.51%), 4.18%,
12/9/2025(b) 200,000 194,890
(SOFR + 1.54%), 1.64%,
4/18/2026(b) 200,000 185,543
(CME Term SOFR 3
Month + 1.81%), 4.04%,
3/13/2028(b) 200,000 188,621
(SOFR + 3.35%), 7.39%,
11/3/2028(b) 200,000 211,239
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(b) 200,000 188,761
4.95%, 3/31/2030 200,000 195,807
6.50%, 9/15/2037 100,000 101,017
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(b) 200,000 189,030
JPMorgan Chase & Co. ,
3.13%, 1/23/2025 250,000 242,043
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 94,657
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 239,389
3.30%, 4/1/2026 250,000 238,383
(SOFR + 1.32%), 4.08%,
4/26/2026(b) 100,000 97,644
(SOFR + 1.56%), 4.32%,
4/26/2028(b) 190,000 184,074
(SOFR + 1.99%), 4.85%,
7/25/2028(b) 150,000 147,924
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(b) 25,000 24,094
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(b) 80,000 73,568
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b) 100,000 86,775
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 105,740

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b) 100,000 82,947
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 29,534
(SOFR + 2.08%), 4.91%,
7/25/2033(b) 50,000 48,856
(SOFR + 2.58%), 5.72%,
9/14/2033(b) 50,000 50,770
6.40%, 5/15/2038 120,000 134,355
(SOFR + 1.46%), 3.16%,
4/22/2042(b) 50,000 37,862
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(b) 145,000 119,298
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 60,000 42,243
KeyBank NA ,
5.85%, 11/15/2027 250,000 245,096
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 195,665
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 90,513
3.63%, 4/1/2026(a) 200,000 194,880
3.75%, 2/15/2028 100,000 97,581
2.88%, 4/3/2028 200,000 187,791
1.75%, 9/14/2029 100,000 86,860
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 244,973
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 182,253
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 240,847
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 168,631
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 229,383
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 239,837
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b) 200,000 177,098
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 68,911
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 100,000 84,417
(SOFR + 1.93%), 5.07%,
1/24/2034(b) 40,000 38,591
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 90,180
5.00%, 2/1/2033 70,000 68,736
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 95,036
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(b) 200,000 202,699
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 199,717
3.20%, 9/17/2029 250,000 219,248
Toronto-Dominion Bank (The) ,
1.25%, 12/13/2024 100,000 94,277
4.11%, 6/8/2027 150,000 144,106
4.46%, 6/8/2032 60,000 56,489
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(b) 10,000 9,678
(SOFR + 0.61%), 1.27%,
3/2/2027(b) 50,000 44,569
1.95%, 6/5/2030 50,000 39,839
(SOFR + 2.24%), 4.92%,
7/28/2033(b) 10,000 9,157
(SOFR + 2.30%), 6.12%,
10/28/2033(b) 40,000 41,006
(SOFR + 1.85%), 5.12%,
1/26/2034(b) 40,000 38,228
US Bancorp ,
Series X, 3.15%, 4/27/2027 250,000 232,277
(SOFR + 2.11%), 4.97%,
7/22/2033(b) 25,000 23,089
(SOFR + 2.26%), 5.84%,
6/12/2034(b) 60,000 60,839
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(b) 40,000 39,122
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b) 100,000 86,565
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b) 250,000 211,172
(SOFR + 1.50%), 3.35%,
3/2/2033(b) 50,000 42,806
(SOFR + 2.10%), 4.90%,
7/25/2033(b) 90,000 86,267
(SOFR + 1.99%), 5.56%,
7/25/2034(b) 130,000 130,513
5.61%, 1/15/2044 240,000 231,623
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(b) 60,000 55,970
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 132,318
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(b) 30,000 23,121
3.13%, 11/18/2041 65,000 43,446
13,509,114

4 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 230,000 217,982
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 100,000 99,577
5.45%, 1/23/2039 80,000 82,366
5.55%, 1/23/2049 100,000 103,774
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 20,032
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 94,346
2.60%, 6/1/2050 100,000 68,696
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 47,525
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 174,091
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,948
4.50%, 4/15/2052 30,000 26,265
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 41,055
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 95,608
4.45%, 5/15/2028 100,000 100,283
3.45%, 10/6/2046 75,000 61,068
2.75%, 10/21/2051 50,000 35,201
1,284,817
Biotechnology 0.3%
AbbVie, Inc. ,
4.30%, 5/14/2036 100,000 91,944
4.70%, 5/14/2045 50,000 45,330
4.25%, 11/21/2049 175,000 150,129
Amgen, Inc. ,
5.25%, 3/2/2033 80,000 79,842
2.80%, 8/15/2041 80,000 56,584
5.60%, 3/2/2043 60,000 59,668
4.66%, 6/15/2051 170,000 149,854
5.75%, 3/2/2063 60,000 60,312
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 92,250
3.15%, 5/1/2050 30,000 20,230
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 140,572
946,715
Broadline Retail 0.2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031(a) 200,000 162,677
Amazon.com, Inc. ,
1.65%, 5/12/2028 200,000 174,910
3.60%, 4/13/2032 25,000 23,169
4.70%, 12/1/2032 25,000 25,110
2.50%, 6/3/2050 50,000 32,566
3.95%, 4/13/2052 25,000 21,432
4.25%, 8/22/2057 150,000 132,519
4.10%, 4/13/2062 25,000 21,312
eBay, Inc. ,
4.00%, 7/15/2042 50,000 39,867
633,562
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,002
2.72%, 2/15/2030 100,000 86,271
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 44,234
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 98,872
Masco Corp. ,
3.13%, 2/15/2051 30,000 18,856
Owens Corning ,
4.30%, 7/15/2047 10,000 8,190
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,261
297,686
Capital Markets 1.5%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 56,039
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(a) 100,000 90,420
Series J, 1.90%, 1/25/2029 100,000 84,478
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(b) 20,000 20,712
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 42,997
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 77,744
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 57,800
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 88,840
1.95%, 12/1/2031 50,000 38,867
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 51,515
Credit Suisse AG ,
5.00%, 7/9/2027 250,000 241,633
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(b) 200,000 199,070
(SOFR + 1.32%), 2.55%,
1/7/2028(b) 200,000 175,716
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 300,000 289,350
(SOFR + 0.91%), 1.95%,
10/21/2027(b) 200,000 178,384
(SOFR + 1.11%), 2.64%,
2/24/2028(b) 25,000 22,636
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(b) 250,000 220,857
6.25%, 2/1/2041 200,000 214,594
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,393

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.60%, 3/15/2033(a) 20,000 19,161
4.95%, 6/15/2052 20,000 19,132
3.00%, 9/15/2060 50,000 31,973
5.20%, 6/15/2062 20,000 19,564
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 45,581
Moody's Corp. ,
3.75%, 2/25/2052 40,000 31,205
Morgan Stanley ,
4.35%, 9/8/2026 250,000 241,578
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 117,609
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b) 50,000 47,726
(SOFR + 1.14%), 2.70%,
1/22/2031(b) 40,000 34,130
7.25%, 4/1/2032 100,000 114,746
(SOFR + 1.29%), 2.94%,
1/21/2033(b) 50,000 41,613
(SOFR + 2.56%), 6.34%,
10/18/2033(b) 80,000 85,062
(SOFR + 1.87%), 5.25%,
4/21/2034(b) 100,000 98,714
4.38%, 1/22/2047 250,000 223,329
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 90,809
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 177,530
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 47,320
1.95%, 5/1/2030 50,000 41,487
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 100,000 97,678
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 9,007
2.90%, 3/1/2032 50,000 43,247
State Street Corp. ,
3.30%, 12/16/2024 155,000 150,573
(SOFR + 1.57%), 4.82%,
1/26/2034(b) 40,000 38,480
UBS Group AG ,
3.75%, 3/26/2025 250,000 241,843
4,280,142
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 27,713
Celanese US Holdings LLC ,
6.38%, 7/15/2032(a) 50,000 50,578
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 57,513
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 77,958
6.90%, 5/15/2053 25,000 28,274
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 29,738
5.42%, 11/15/2048 25,000 24,627
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 41,826
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 82,355
FMC Corp. ,
6.38%, 5/18/2053 15,000 14,963
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,095
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 15,005
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 48,749
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 49,292
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 50,366
5.00%, 4/1/2049 20,000 17,830
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 89,160
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 43,701
Westlake Corp. ,
4.38%, 11/15/2047 40,000 31,193
797,936
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 43,006
3.05%, 3/1/2050 50,000 35,119
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 56,102
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 43,183
177,410
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 141,531
5.90%, 2/15/2039 40,000 44,051
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 45,750
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 16,000 15,668
2.30%, 11/15/2030 35,000 28,152
275,152
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 42,471
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 41,428
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 96,258
137,686
Consumer Finance 0.8%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 138,470
3.00%, 10/29/2028 200,000 174,496

6 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 31,830
American Express Co. ,
3.63%, 12/5/2024 150,000 146,085
(SOFR + 1.00%), 4.99%,
5/1/2026(b) 100,000 98,838
3.13%, 5/20/2026 300,000 284,901
(SOFR + 1.84%), 5.04%,
5/1/2034(b) 100,000 98,079
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,388
2.25%, 1/12/2029 50,000 43,730
Capital One Financial Corp. ,
3.75%, 3/9/2027 250,000 233,872
(SOFR + 2.06%), 4.93%,
5/10/2028(b) 45,000 43,244
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026 50,000 49,373
Discover Financial Services ,
4.50%, 1/30/2026 100,000 96,332
General Motors Financial Co.,
Inc. ,
1.25%, 1/8/2026 200,000 180,232
2.35%, 2/26/2027 50,000 44,883
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 90,401
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 94,775
Synchrony Financial ,
4.50%, 7/23/2025 80,000 76,123
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 44,025
3.65%, 1/8/2029 100,000 94,677
4.45%, 6/29/2029 50,000 49,242
2,160,996
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 38,340
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 20,508
3.38%, 12/1/2051 25,000 16,740
Kroger Co. (The) ,
7.50%, 4/1/2031(a) 90,000 102,044
Sysco Corp. ,
6.60%, 4/1/2050 50,000 56,655
Target Corp. ,
2.50%, 4/15/2026 250,000 236,851
3.90%, 11/15/2047 50,000 41,942
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030(a) 70,000 59,593
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 82,755
2.65%, 9/22/2051 100,000 70,096
4.50%, 9/9/2052 100,000 96,371
821,895
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,734
Sonoco Products Co. ,
1.80%, 2/1/2025(a) 50,000 46,971
2.25%, 2/1/2027 45,000 40,204
2.85%, 2/1/2032 50,000 41,551
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 36,521
185,981
Diversified Consumer Services 0.1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 62,284
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 9,610
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 38,191
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 23,970
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 16,799
150,854
Diversified REITs 0.2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 94,975
GLP Capital LP ,
5.38%, 4/15/2026 200,000 196,272
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 81,225
4.75%, 3/15/2042 60,000 52,046
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 35,022
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,533
5.13%, 5/15/2032 10,000 9,410
5.63%, 5/15/2052 20,000 18,327
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 45,244
542,054
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.65%, 2/1/2028 100,000 85,407
4.30%, 2/15/2030 50,000 46,820
2.25%, 2/1/2032 100,000 78,539
2.55%, 12/1/2033 207,000 159,953
3.50%, 6/1/2041 100,000 74,457
3.65%, 9/15/2059 398,000 266,262
Bell Telephone Co. of Canada
(The) ,
4.30%, 7/29/2049 50,000 41,120
British Telecommunications
plc ,
9.62%, 12/15/2030(c) 35,000 43,019

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(c) 50,000 59,171
Orange SA ,
5.50%, 2/6/2044 50,000 49,981
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 106,005
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 109,240
Verizon Communications, Inc. ,
4.33%, 9/21/2028 100,000 96,045
1.75%, 1/20/2031 100,000 78,395
2.55%, 3/21/2031 250,000 207,519
4.50%, 8/10/2033 80,000 74,753
3.85%, 11/1/2042 175,000 139,170
2.99%, 10/30/2056 210,000 129,345
1,845,201
Electric Utilities 1 .6%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 50,000 39,973
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 40,723
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 74,786
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 78,587
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 82,301
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 199,074
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 90,818
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,621
3.70%, 3/15/2045 80,000 62,979
Series B, 3.65%, 3/1/2052 10,000 7,736
Duke Energy Corp. ,
3.30%, 6/15/2041 80,000 58,903
4.20%, 6/15/2049 150,000 120,022
5.00%, 8/15/2052 50,000 45,424
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 75,085
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 50,667
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 142,766
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 96,045
4.20%, 4/1/2049 50,000 41,366
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 45,423
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 23,272
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 39,991
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 72,298
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
3.45%, 1/15/2050 100,000 73,500
Exelon Corp. ,
4.05%, 4/15/2030 200,000 186,982
5.63%, 6/15/2035 100,000 101,194
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 44,872
4.13%, 6/1/2048 90,000 76,863
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 92,662
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 98,279
4.95%, 5/17/2033 100,000 98,530
4.30%, 3/15/2042 50,000 43,139
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 82,224
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 47,924
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025 25,000 24,595
1.88%, 1/15/2027 45,000 40,375
4.63%, 7/15/2027 25,000 24,559
2.75%, 11/1/2029 100,000 87,248
2.44%, 1/15/2032 25,000 20,310
5.05%, 2/28/2033 40,000 39,272
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 42,174
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 40,844
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 30,355
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 50,212
4.60%, 6/1/2052 25,000 22,655
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 197,560
4.50%, 7/1/2040 100,000 78,696
4.95%, 7/1/2050 50,000 39,986
PacifiCorp ,
6.00%, 1/15/2039 25,000 24,990
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 83,806
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,324
Series 08-A, 5.95%,
2/1/2038 30,000 30,805
4.00%, 4/1/2047 100,000 80,181
Series B, 4.88%, 3/1/2049 50,000 44,532
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 198,563
4.40%, 7/1/2046 150,000 127,908
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,547
Union Electric Co. ,
2.63%, 3/15/2051 100,000 62,581

8 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 40,677
4.45%, 2/15/2044 150,000 128,969
Series C, 4.63%, 5/15/2052 50,000 44,467
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 89,787
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 130,032
4,349,039
Electrical Equipment 0.1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 93,484
Regal Rexnord Corp. ,
6.30%, 2/15/2030(d) 50,000 49,918
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,175
146,577
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 87,711
CDW LLC ,
3.57%, 12/1/2031 30,000 25,393
Corning, Inc. ,
5.35%, 11/15/2048 70,000 67,040
Flex Ltd. ,
3.75%, 2/1/2026 200,000 190,816
370,960
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(a) 35,000 31,712
4.08%, 12/15/2047 50,000 41,051
Halliburton Co. ,
5.00%, 11/15/2045(a) 90,000 82,384
NOV, Inc. ,
3.95%, 12/1/2042 50,000 37,321
192,468
Entertainment 0.3%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 32,546
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 98,772
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,132
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 42,256
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 85,218
2.65%, 1/13/2031 100,000 86,018
3.50%, 5/13/2040 60,000 48,965
2.75%, 9/1/2049 100,000 66,045
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 46,801
4.05%, 3/15/2029 50,000 45,884
4.28%, 3/15/2032 25,000 22,174
5.05%, 3/15/2042 30,000 24,941
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Warnermedia Holdings, Inc.,
5.14%, 3/15/2052 170,000 138,181
746,933
Financial Services 0.4%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 100,000 91,670
3.90%, 4/5/2032 25,000 22,018
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 96,292
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 50,000 40,809
3.10%, 3/1/2041 30,000 21,368
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 46,009
2.65%, 6/1/2030 80,000 68,255
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 37,648
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 41,289
3.95%, 2/26/2048 50,000 43,375
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 46,667
5.80%, 1/15/2033 50,000 52,190
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 33,759
4.40%, 6/1/2032 100,000 96,575
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 168,537
4.38%, 5/11/2045 50,000 44,914
Visa, Inc. ,
4.30%, 12/14/2045(a) 100,000 92,675
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 94,255
1,138,305
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 94,048
2.90%, 3/1/2032 25,000 21,675
Campbell Soup Co. ,
4.15%, 3/15/2028(a) 50,000 48,102
4.80%, 3/15/2048 10,000 9,005
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 47,021
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 88,104
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 36,360
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,122
JBS USA LUX SA ,
3.00%, 5/15/2032(d) 30,000 23,532
5.75%, 4/1/2033(d) 50,000 48,051
6.50%, 12/1/2052(d) 15,000 14,660
Kellogg Co. ,
3.25%, 4/1/2026 40,000 38,193
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 109,295

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 107,471
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 32,494
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 29,791
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 45,016
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 87,135
5.90%, 11/15/2032(a) 50,000 54,571
970,646
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 42,115
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 82,682
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 45,566
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 44,092
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 15,860
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,298
237,613
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 97,831
4.90%, 4/1/2044 70,000 67,609
2.88%, 6/15/2052 25,000 16,903
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 128,027
6.20%, 6/1/2036 30,000 32,822
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(a) 50,000 43,736
3.10%, 12/2/2051 35,000 24,442
4.20%, 11/15/2069 25,000 19,478
6.13%, 9/15/2115 10,000 10,226
CSX Corp. ,
5.50%, 4/15/2041 50,000 50,655
3.95%, 5/1/2050 100,000 81,728
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 43,508
2.30%, 5/15/2031 100,000 82,953
4.45%, 6/15/2045 50,000 43,313
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 82,586
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 85,146
3.25%, 2/5/2050 80,000 59,465
3.84%, 3/20/2060 90,000 71,400
1,041,828
Health Care Equipment & Supplies 0.2%
Abbott Laboratories ,
3.88%, 9/15/2025(a) 45,000 44,067
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Abbott Laboratories,
4.90%, 11/30/2046 100,000 99,855
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 92,336
1.92%, 2/1/2027 70,000 62,501
2.27%, 12/1/2028 50,000 43,106
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 40,226
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 31,495
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 39,946
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032 100,000 103,931
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,085
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 47,907
Stryker Corp. ,
2.90%, 6/15/2050 50,000 33,932
657,387
Health Care Providers & Services 1.2%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 18,260
Aetna, Inc. ,
3.88%, 8/15/2047(a) 50,000 38,380
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 41,181
Ascension Health ,
Series B, 3.11%, 11/15/2039 100,000 77,403
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 100,000 66,172
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 40,929
Centene Corp. ,
3.00%, 10/15/2030 80,000 66,934
2.50%, 3/1/2031 40,000 32,006
Children's Health System of
Texas ,
2.51%, 8/15/2050 100,000 61,439
Cigna Group (The) ,
4.13%, 11/15/2025 200,000 195,291
4.80%, 8/15/2038 50,000 46,863
3.40%, 3/15/2050 125,000 90,481
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 52,493
4.19%, 10/1/2049 25,000 20,225
CVS Health Corp. ,
5.00%, 2/20/2026(a) 100,000 99,657
4.30%, 3/25/2028(a) 59,000 57,141
3.75%, 4/1/2030 100,000 91,406
2.13%, 9/15/2031 90,000 71,968
4.78%, 3/25/2038 75,000 69,202
5.05%, 3/25/2048 150,000 136,817
5.88%, 6/1/2053 35,000 35,505
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 58,370
4.65%, 8/15/2044 150,000 133,900

10 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
4.50%, 2/15/2027 250,000 242,968
3.63%, 3/15/2032(d) 100,000 86,897
5.50%, 6/15/2047 20,000 18,674
4.63%, 3/15/2052(d) 70,000 57,477
Humana, Inc. ,
3.95%, 8/15/2049 50,000 39,796
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 43,192
Series 2021, 3.00%,
6/1/2051 100,000 69,291
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 43,986
McKesson Corp. ,
1.30%, 8/15/2026 100,000 89,466
3.95%, 2/16/2028 100,000 96,291
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 19,933
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,207
NYU Langone Hospitals ,
4.78%, 7/1/2044 100,000 91,435
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 78,190
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,446
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 48,071
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,576
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 29,261
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 238,048
3.88%, 12/15/2028 200,000 192,115
5.35%, 2/15/2033(a) 50,000 51,799
2.75%, 5/15/2040 60,000 44,294
3.05%, 5/15/2041 50,000 38,080
4.25%, 4/15/2047 60,000 52,326
3.25%, 5/15/2051 100,000 73,577
5.88%, 2/15/2053 20,000 22,013
3.13%, 5/15/2060 50,000 34,215
5.20%, 4/15/2063 30,000 29,560
3,470,207
Health Care REITs 0.1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 42,847
Healthpeak OP LLC ,
3.40%, 2/1/2025 19,000 18,317
2.88%, 1/15/2031 50,000 42,246
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 94,572
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 59,800
Welltower OP LLC ,
3.10%, 1/15/2030(a) 100,000 87,225
345,007
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 43,043
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 49,016
Expedia Group, Inc. ,
3.80%, 2/15/2028(a) 50,000 47,000
3.25%, 2/15/2030 65,000 57,178
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 56,289
Series R, 3.13%, 6/15/2026 200,000 188,442
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 95,359
3.70%, 2/15/2042 40,000 32,543
4.88%, 12/9/2045 50,000 47,542
3.63%, 9/1/2049 50,000 38,821
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 97,234
3.50%, 11/15/2050 100,000 74,809
784,233
Household Durables 0.2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 81,899
Lennar Corp. ,
5.88%, 11/15/2024 300,000 300,836
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 39,221
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 98,590
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 96,829
617,375
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,659
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 42,600
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 35,418
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 92,095
179,772
Independent Power and Renewable Electricity Producers
0.0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 48,239
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,103
70,342

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates 0.1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,922
4.00%, 9/14/2048(a) 40,000 34,388
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 112,273
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 41,950
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,923
242,456
Industrial REITs 0.0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 35,149
1.25%, 10/15/2030 100,000 77,539
2.13%, 10/15/2050 30,000 16,703
129,391
Insurance 0.7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 40,180
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 98,322
4.75%, 4/1/2048 40,000 35,963
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 44,212
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 238,765
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 20,032
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 92,668
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 87,850
4.40%, 5/15/2042 150,000 141,843
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 48,541
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 89,387
CNA Financial Corp. ,
3.90%, 5/1/2029(a) 50,000 46,256
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 31,140
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 35,202
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 39,969
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 50,853
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 36,473
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 97,498
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 44,880
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 47,143
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 89,240
4.13%, 8/13/2042 50,000 42,304
5.00%, 7/15/2052 25,000 23,442
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 46,041
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 40,486
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 109,337
3.70%, 3/13/2051 30,000 22,965
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 15,000 12,523
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 88,051
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 48,495
2.95%, 9/15/2029 30,000 26,070
1,916,131
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 50,000 30,813
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 93,061
4.45%, 8/15/2052 35,000 30,534
5.60%, 5/15/2053 35,000 36,039
4.65%, 8/15/2062 25,000 22,107
212,554
IT Services 0.1%
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 92,787
1.95%, 5/15/2030 100,000 82,737
4.25%, 5/15/2049 100,000 85,134
260,658
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 18,782
3.90%, 11/19/2029 50,000 45,499
64,281
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 87,032
Danaher Corp. ,
2.60%, 10/1/2050 75,000 49,530
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 44,839
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 34,552
2.60%, 10/1/2029 65,000 57,608
273,561
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 58,426
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 194,211

12 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Deere & Co. ,
3.90%, 6/9/2042 100,000 89,886
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 49,228
nVent Finance Sarl ,
5.65%, 5/15/2033(a) 50,000 49,060
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 38,530
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 90,973
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 36,508
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,529
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 38,254
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(c) 20,000 19,472
673,077
Media 0.7%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028(a) 250,000 228,841
2.25%, 1/15/2029 25,000 20,735
2.80%, 4/1/2031 200,000 161,771
3.50%, 3/1/2042 50,000 33,254
5.75%, 4/1/2048 20,000 17,135
4.80%, 3/1/2050 30,000 22,734
3.70%, 4/1/2051 100,000 63,465
5.25%, 4/1/2053 50,000 40,508
Comcast Corp. ,
4.15%, 10/15/2028 60,000 58,055
3.40%, 4/1/2030 100,000 91,655
1.50%, 2/15/2031(a) 100,000 79,211
4.80%, 5/15/2033(a) 60,000 59,377
3.75%, 4/1/2040 90,000 75,278
3.97%, 11/1/2047 146,000 120,485
4.70%, 10/15/2048 180,000 165,934
2.89%, 11/1/2051 100,000 66,521
4.95%, 10/15/2058 12,000 11,442
2.99%, 11/1/2063 19,000 11,943
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 41,021
Fox Corp. ,
5.48%, 1/25/2039 50,000 46,267
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 239,996
Paramount Global ,
5.50%, 5/15/2033 82,000 73,913
4.38%, 3/15/2043 50,000 34,682
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 86,739
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 242,890
2,093,852
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 25,836
6.80%, 11/29/2032 25,000 25,813
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 40,403
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 49,603
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,278
Newmont Corp. ,
2.60%, 7/15/2032 60,000 48,798
Nucor Corp. ,
3.85%, 4/1/2052 40,000 31,274
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 82,135
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 55,750
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 43,941
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 93,237
520,068
Multi-Utilities 0.4%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 242,869
6.13%, 4/1/2036 60,000 63,076
4.45%, 1/15/2049 50,000 42,404
4.25%, 10/15/2050 100,000 80,804
4.60%, 5/1/2053 20,000 16,950
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 21,573
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 46,794
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 49,451
3.70%, 11/15/2059 100,000 72,431
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 39,464
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 49,388
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 42,031
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 35,123
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 30,824
Sempra ,
4.00%, 2/1/2048 50,000 38,971
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 39,367
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 79,336
990,856

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 29,412
4.00%, 2/1/2050 50,000 37,831
Boston Properties LP ,
2.75%, 10/1/2026 150,000 135,307
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 39,724
242,274
Oil, Gas & Consumable Fuels 1 .7%
Apache Corp. ,
5.10%, 9/1/2040 40,000 33,990
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 146,172
1.75%, 8/10/2030 200,000 163,422
2.72%, 1/12/2032 100,000 84,811
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 35,864
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 15,000 15,772
3.75%, 2/15/2052 35,000 24,989
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 98,955
2.74%, 12/31/2039 25,000 19,580
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 44,494
Chevron Corp. ,
2.95%, 5/16/2026 250,000 238,614
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 245,678
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 54,766
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 41,858
4.03%, 3/15/2062 60,000 48,369
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 44,045
Diamondback Energy, Inc. ,
4.25%, 3/15/2052 25,000 19,417
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 57,834
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 40,549
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 98,152
5.55%, 2/15/2028 50,000 50,194
5.25%, 4/15/2029 100,000 99,091
3.75%, 5/15/2030 150,000 135,866
5.40%, 10/1/2047 25,000 22,110
5.00%, 5/15/2050 100,000 84,616
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 26,306
4.45%, 2/15/2043 45,000 39,417
4.95%, 10/15/2054 150,000 136,421
Equinor ASA ,
3.70%, 4/6/2050 100,000 80,195
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 240,591
2.99%, 3/19/2025 200,000 193,031
3.00%, 8/16/2039 50,000 39,174
4.11%, 3/1/2046 100,000 87,311
Hess Corp. ,
4.30%, 4/1/2027 100,000 96,514
5.60%, 2/15/2041 25,000 23,859
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 79,570
5.00%, 3/1/2043 40,000 34,586
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 47,403
5.55%, 6/1/2045 50,000 46,685
5.45%, 8/1/2052 25,000 23,085
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 36,977
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 54,782
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 46,861
4.50%, 4/1/2048 30,000 23,736
MPLX LP ,
4.50%, 4/15/2038 25,000 21,548
5.20%, 12/1/2047 30,000 26,405
4.70%, 4/15/2048 50,000 41,428
4.95%, 3/14/2052 25,000 21,235
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 52,439
6.45%, 9/15/2036(a) 50,000 52,492
ONEOK, Inc. ,
4.95%, 7/13/2047 50,000 41,471
5.20%, 7/15/2048 30,000 25,828
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 30,016
Phillips 66 ,
5.88%, 5/1/2042 60,000 62,214
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 39,583
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 247,609
Suncor Energy, Inc. ,
4.00%, 11/15/2047 40,000 30,747
3.75%, 3/4/2051 25,000 18,253
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 24,821
6.25%, 7/1/2052 25,000 24,830
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 93,314
3.46%, 7/12/2049 50,000 38,098
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 82,642
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 75,304
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 100,000 90,878

14 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Western Midstream Operating
LP,
+ 0.00%), 5.50%,
2/1/2050(b)(c) 20,000 16,961
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 20,726
6.30%, 4/15/2040 25,000 26,177
5.40%, 3/4/2044 100,000 91,864
4,602,595
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 61,510
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 85,762
147,272
Passenger Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 21,388
Personal Care Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 21,564
Kenvue, Inc. ,
4.90%, 3/22/2033(d) 100,000 100,666
122,230
Pharmaceuticals 0.8%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 91,417
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 186,382
3.55%, 3/15/2042 50,000 40,830
3.90%, 3/15/2062 70,000 55,152
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 38,224
4.95%, 2/27/2063 30,000 30,093
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 94,270
Johnson & Johnson ,
4.95%, 5/15/2033(a) 287,000 301,918
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 97,708
4.15%, 5/18/2043 100,000 90,278
4.00%, 3/7/2049 100,000 86,915
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 85,948
2.75%, 8/14/2050 50,000 35,552
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 150,000 147,468
4.65%, 5/19/2030 100,000 98,985
5.30%, 5/19/2053 150,000 154,131
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 80,975
4.13%, 12/15/2046 150,000 133,256
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 26,899
Sanofi ,
3.63%, 6/19/2028 50,000 48,318
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 165,983
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,147
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 33,796
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 113,123
4.70%, 2/1/2043 50,000 46,186
2,299,954
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(a) 100,000 80,428
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 75,640
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 19,337
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 133,046
308,451
Residential REITs 0.2%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 96,703
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,233
ERP Operating LP ,
2.85%, 11/1/2026 250,000 231,630
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 42,883
Spirit Realty LP ,
4.00%, 7/15/2029 25,000 22,354
UDR, Inc. ,
3.20%, 1/15/2030 50,000 44,423
445,226
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 45,076
Federal Realty OP LP ,
3.20%, 6/15/2029 100,000 86,524
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 40,414
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,105
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 80,725
269,844
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 53,620
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 54,380
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 117,678
4.93%, 5/15/2037(a)(d) 171,000 155,376

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
3.50%, 2/15/2041(d) 50,000 37,223
Intel Corp. ,
3.70%, 7/29/2025 150,000 146,000
4.88%, 2/10/2026 50,000 49,814
3.75%, 3/25/2027 100,000 96,415
4.88%, 2/10/2028 35,000 34,884
2.45%, 11/15/2029 100,000 87,646
5.13%, 2/10/2030 50,000 50,401
5.20%, 2/10/2033 50,000 50,579
2.80%, 8/12/2041 45,000 31,750
3.73%, 12/8/2047 65,000 50,761
3.05%, 8/12/2051 100,000 66,682
5.70%, 2/10/2053 20,000 20,391
3.10%, 2/15/2060 35,000 22,487
KLA Corp. ,
3.30%, 3/1/2050 50,000 37,063
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 141,895
2.88%, 6/15/2050 55,000 37,955
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 96,016
5.88%, 9/15/2033(a) 50,000 49,742
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 32,167
NXP BV ,
4.30%, 6/18/2029 50,000 47,203
5.00%, 1/15/2033 50,000 48,067
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 78,595
4.65%, 5/20/2035 100,000 99,699
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 40,413
5.00%, 3/14/2053 35,000 34,927
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 166,957
2,036,786
Software 0.5%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 68,071
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 59,989
3.70%, 8/8/2046 50,000 43,445
2.92%, 3/17/2052 250,000 182,637
Oracle Corp. ,
2.65%, 7/15/2026 45,000 41,972
4.65%, 5/6/2030 80,000 77,432
2.88%, 3/25/2031 200,000 170,046
6.25%, 11/9/2032(a) 20,000 21,149
4.30%, 7/8/2034 100,000 90,635
3.60%, 4/1/2040 100,000 77,019
6.90%, 11/9/2052 20,000 22,407
5.55%, 2/6/2053 100,000 95,893
3.85%, 4/1/2060 100,000 69,754
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,757
1.75%, 2/15/2031 100,000 79,224
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 34,536
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 59,483
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
2.20%, 8/15/2031 100,000 78,384
Workday, Inc. ,
3.80%, 4/1/2032 30,000 26,942
1,353,775
Specialized REITs 0.2%
American Tower Corp. ,
3.70%, 10/15/2049 100,000 71,239
Crown Castle, Inc. ,
2.25%, 1/15/2031 30,000 24,394
4.00%, 11/15/2049 60,000 45,196
CubeSmart LP ,
2.25%, 12/15/2028 40,000 33,897
2.50%, 2/15/2032 45,000 35,736
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 28,825
3.20%, 11/18/2029 35,000 30,845
2.15%, 7/15/2030 100,000 81,008
Public Storage ,
1.50%, 11/9/2026 55,000 49,360
2.25%, 11/9/2031 50,000 40,891
441,391
Specialty Retail 0.3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 19,207
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 33,504
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 88,335
3.25%, 4/15/2032 25,000 22,406
5.88%, 12/16/2036 25,000 27,107
4.40%, 3/15/2045 100,000 89,869
4.50%, 12/6/2048(a) 100,000 91,987
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 93,160
3.75%, 4/1/2032 85,000 77,075
5.00%, 4/15/2040 30,000 28,187
4.05%, 5/3/2047 40,000 32,085
3.00%, 10/15/2050 80,000 52,356
4.25%, 4/1/2052 35,000 28,329
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 95,159
778,766
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.50%, 2/9/2025 170,000 163,702
2.45%, 8/4/2026 190,000 178,050
3.00%, 11/13/2027(a) 100,000 94,215
1.65%, 5/11/2030 25,000 20,979
1.65%, 2/8/2031 200,000 164,982
3.85%, 5/4/2043 110,000 97,706
4.38%, 5/13/2045 145,000 136,490
2.65%, 2/8/2051 100,000 68,419
2.80%, 2/8/2061 60,000 40,167
Dell International LLC ,
3.38%, 12/15/2041(d) 25,000 17,771
8.35%, 7/15/2046 30,000 37,631

16 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(c) 25,000 26,132
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,448
6.00%, 9/15/2041(a) 50,000 50,800
1,106,492
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 44,902
3.38%, 11/1/2046 30,000 23,639
68,541
Tobacco 0.3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 39,355
3.88%, 9/16/2046 170,000 121,345
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 145,984
4.39%, 8/15/2037 100,000 79,029
3.98%, 9/25/2050 50,000 33,883
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 20,000 19,934
5.00%, 11/17/2025(a) 20,000 19,949
5.13%, 11/17/2027(a) 20,000 20,045
5.63%, 11/17/2029 20,000 20,460
5.38%, 2/15/2033 50,000 49,853
4.13%, 3/4/2043 100,000 81,529
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 97,929
5.70%, 8/15/2035 75,000 70,729
800,024
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 139,019
GATX Corp. ,
4.00%, 6/30/2030 100,000 91,289
230,308
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 42,195
Wireless Telecommunication Services 0.2%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 89,841
Rogers Communications, Inc. ,
2.95%, 3/15/2025 10,000 9,528
3.20%, 3/15/2027 10,000 9,277
5.00%, 3/15/2044 100,000 87,352
T-Mobile USA, Inc. ,
4.80%, 7/15/2028 20,000 19,610
3.88%, 4/15/2030 100,000 91,874
5.05%, 7/15/2033 20,000 19,573
4.38%, 4/15/2040 100,000 88,237
4.50%, 4/15/2050 100,000 85,452
5.65%, 1/15/2053 30,000 30,145
5.75%, 1/15/2054 10,000 10,213
5.80%, 9/15/2062 25,000 25,131
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc ,
6.15%, 2/27/2037 40,000 41,636
4.25%, 9/17/2050 90,000 71,628
679,497
Total Corporate Bonds
(cost $76,334,707)
69,067,132
Foreign Government Securities 1.6%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 94,795
Province of New Brunswick,
3.63%, 2/24/2028 100,000 95,645
Province of Ontario,
1.13%, 10/7/2030 200,000 159,518
Province of Quebec,
3.63%, 4/13/2028 100,000 96,324
7.50%, 9/15/2029 50,000 57,904
504,186
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 130,060
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 29,421
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 161,834
3.55%, 3/31/2032 200,000 180,794
342,628
ISRAEL 0.1%
State of Israel Government
Bond,
2.75%, 7/3/2030 200,000 175,540
4.50%, 1/17/2033 200,000 193,740
369,280
ITALY 0.1%
Italian Republic Government
Bond,
2.38%, 10/17/2024 200,000 191,513
2.88%, 10/17/2029 200,000 173,711
365,224
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026 200,000 196,616
2.00%, 10/17/2029 200,000 171,766
368,382
MEXICO 0.3%
United Mexican States,
3.75%, 1/11/2028 200,000 189,417
4.50%, 4/22/2029 200,000 193,594

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 17
Foreign Government Securities
Principal
Amount ($) Value ($)
5.00%, 4/27/2051 300,000 259,622
5.75%, 10/12/2110 50,000 44,594
687,227
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 175,131
6.70%, 1/26/2036 200,000 213,716
388,847
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 98,505
3.30%, 3/11/2041 120,000 91,075
189,580
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 277,184
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 100,000 98,730
SOUTH KOREA 0.2%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 337,333
Republic of Korea,
2.50%, 6/19/2029 200,000 180,919
518,252
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 183,980
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 99,738
Total Foreign Government Securities
(cost $4,898,588)
4,552,719
Mortgage-Backed Securities 26.8%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 19 19
Pool# D60780
8.00%, 6/1/2025 154 154
Pool# G30267
5.00%, 8/1/2025 16,861 16,663
Pool# J18127
3.00%, 3/1/2027 40,696 39,248
Pool# J18702
3.00%, 3/1/2027 34,760 33,587
Pool# J19106
3.00%, 5/1/2027 15,324 14,791
Pool# C00566
7.50%, 12/1/2027 201 204
Pool# C18271
7.00%, 11/1/2028 736 736
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00678
7.00%, 11/1/2028 164 166
Pool# C00836
7.00%, 7/1/2029 158 161
Pool# C31285
7.00%, 9/1/2029 297 297
Pool# C37436
8.00%, 1/1/2030 502 520
Pool# C36429
7.00%, 2/1/2030 322 320
Pool# C36306
7.00%, 2/1/2030 214 212
Pool# C00921
7.50%, 2/1/2030 340 350
Pool# G01108
7.00%, 4/1/2030 119 121
Pool# C37703
7.50%, 4/1/2030 203 203
Pool# J32255
3.00%, 7/1/2030 13,019 12,388
Pool# C41561
8.00%, 8/1/2030 1,031 1,033
Pool# C01051
8.00%, 9/1/2030 541 562
Pool# C43550
7.00%, 10/1/2030 741 737
Pool# C44017
7.50%, 10/1/2030 240 239
Pool# C43967
8.00%, 10/1/2030 349 348
Pool# C44957
8.00%, 11/1/2030 467 467
Pool# C01106
7.00%, 12/1/2030 2,489 2,552
Pool# C01103
7.50%, 12/1/2030 255 267
Pool# C46932
7.50%, 1/1/2031 353 352
Pool# C01116
7.50%, 1/1/2031 226 233
Pool# G01217
7.00%, 3/1/2031 2,603 2,675
Pool# C48206
7.50%, 3/1/2031 935 933
Pool# C91366
4.50%, 4/1/2031 36,938 36,141
Pool# G18605
3.00%, 6/1/2031 6,027 5,666
Pool# C91377
4.50%, 6/1/2031 19,355 18,938
Pool# C53324
7.00%, 6/1/2031 861 856
Pool# C54792
7.00%, 7/1/2031 723 718
Pool# J35107
2.50%, 8/1/2031 18,970 17,511
Pool# G01309
7.00%, 8/1/2031 308 314
Pool# G01311
7.00%, 9/1/2031 2,445 2,493
Pool# C01222
7.00%, 9/1/2031 355 367

18 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01315
7.00%, 9/1/2031 89 92
Pool# J35522
2.50%, 10/1/2031 76,625 70,851
Pool# C58694
7.00%, 10/1/2031 2,403 2,399
Pool# C60012
7.00%, 11/1/2031 358 356
Pool# C61298
8.00%, 11/1/2031 1,335 1,334
Pool# J35957
2.50%, 12/1/2031 141,726 131,059
Pool# C61105
7.00%, 12/1/2031 2,919 2,905
Pool# C63171
7.00%, 1/1/2032 2,112 2,127
Pool# V61548
2.50%, 2/1/2032 161,503 149,342
Pool# G01391
7.00%, 4/1/2032 4,423 4,572
Pool# C01345
7.00%, 4/1/2032 1,654 1,711
Pool# C01370
8.00%, 4/1/2032 402 412
Pool# G16285
3.50%, 5/1/2032 10,834 10,375
Pool# C01381
8.00%, 5/1/2032 5,335 5,518
Pool# C68290
7.00%, 6/1/2032 1,329 1,330
Pool# C68300
7.00%, 6/1/2032 499 496
Pool# G01449
7.00%, 7/1/2032 2,810 2,910
Pool# C69908
7.00%, 8/1/2032 13,537 13,616
Pool# C91558
3.50%, 9/1/2032 42,678 40,631
Pool# G16407
2.50%, 1/1/2033 57,023 52,592
Pool# G01536
7.00%, 3/1/2033 4,606 4,741
Pool# G30646
3.00%, 5/1/2033 72,413 67,416
Pool# G30642
3.00%, 5/1/2033 36,185 33,688
Pool# K90535
3.00%, 5/1/2033 16,422 15,289
Pool# A16419
6.50%, 11/1/2033 8,837 9,058
Pool# A16522
6.50%, 12/1/2033 5,045 5,171
Pool# A21356
6.50%, 4/1/2034 27,451 28,301
Pool# C01851
6.50%, 4/1/2034 10,892 11,215
Pool# A24301
6.50%, 5/1/2034 16,627 16,975
Pool# A22067
6.50%, 5/1/2034 8,356 8,649
Pool# A24988
6.50%, 7/1/2034 6,598 6,735
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01741
6.50%, 10/1/2034 3,705 3,822
Pool# G08023
6.50%, 11/1/2034 7,870 8,256
Pool# G08064
6.50%, 4/1/2035 4,012 4,242
Pool# G01947
7.00%, 5/1/2035 3,748 3,845
Pool# A39759
5.50%, 11/1/2035 2,664 2,707
Pool# A40376
5.50%, 12/1/2035 1,392 1,398
Pool# A42305
5.50%, 1/1/2036 5,056 5,109
Pool# A41548
7.00%, 1/1/2036 4,121 4,086
Pool# G08111
5.50%, 2/1/2036 7,819 8,012
Pool# A43861
5.50%, 3/1/2036 21,275 21,214
Pool# G08116
5.50%, 3/1/2036 10,472 10,742
Pool# A43534
6.50%, 3/1/2036 1,242 1,268
Pool# A48735
5.50%, 5/1/2036 4,376 4,354
Pool# G08136
6.50%, 6/1/2036 4,426 4,633
Pool# A53039
6.50%, 10/1/2036 28,310 28,926
Pool# C91982
3.50%, 3/1/2038 38,150 35,937
Pool# G04251
6.50%, 4/1/2038 1,873 1,960
Pool# G04569
6.50%, 8/1/2038 2,635 2,711
Pool# A84252
6.50%, 1/1/2039 11,445 11,820
Pool# A84287
6.50%, 1/1/2039 7,105 7,327
Pool# G60342
4.50%, 5/1/2042 56,674 55,796
Pool# G07158
3.50%, 10/1/2042 63,246 58,927
Pool# Q12051
3.50%, 10/1/2042 56,116 52,300
Pool# G07163
3.50%, 10/1/2042 53,386 49,755
Pool# Q11532
3.50%, 10/1/2042 45,247 42,144
Pool# Q12052
3.50%, 10/1/2042 24,113 22,473
Pool# C09020
3.50%, 11/1/2042 210,463 196,030
Pool# G07264
3.50%, 12/1/2042 90,513 84,280
Pool# Q14292
3.50%, 1/1/2043 25,295 23,568
Pool# Q14881
3.50%, 1/1/2043 19,852 18,473
Pool# V80002
2.50%, 4/1/2043 151,424 130,050

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q16915
3.00%, 4/1/2043 275,325 247,378
Pool# Q17675
3.50%, 4/1/2043 118,999 110,904
Pool# G07410
3.50%, 7/1/2043 48,502 45,202
Pool# Q20332
3.50%, 7/1/2043 9,235 8,583
Pool# G07946
4.00%, 7/1/2044 50,742 48,460
Pool# Q28607
3.50%, 9/1/2044 46,216 42,908
Pool# G61231
3.50%, 9/1/2044 7,294 6,785
Pool# G08609
3.50%, 10/1/2044 18,270 16,936
Pool# Q30833
4.00%, 1/1/2045 4,587 4,367
Pool# V81873
4.00%, 8/1/2045 8,574 8,161
Pool# G08669
4.00%, 9/1/2045 46,703 44,439
Pool# Q38357
4.00%, 1/1/2046 2,933 2,790
Pool# G61365
4.50%, 1/1/2046 39,394 38,540
Pool# G08697
3.00%, 3/1/2046 71,793 64,235
Pool# Q39440
4.00%, 3/1/2046 2,680 2,548
Pool# G08704
4.50%, 4/1/2046 7,003 6,851
Pool# Q40097
4.50%, 4/1/2046 1,247 1,218
Pool# Q40718
3.50%, 5/1/2046 13,128 12,153
Pool# G08707
4.00%, 5/1/2046 57,377 54,541
Pool# G08708
4.50%, 5/1/2046 4,765 4,662
Pool# Q40728
4.50%, 5/1/2046 417 404
Pool# Q41548
3.00%, 7/1/2046 14,048 12,586
Pool# Q41903
3.50%, 7/1/2046 72,732 67,330
Pool# Q41491
3.50%, 7/1/2046 7,456 6,872
Pool# Q41935
3.50%, 7/1/2046 6,386 5,912
Pool# G61791
4.00%, 7/1/2046 8,321 7,926
Pool# Q41947
4.50%, 7/1/2046 1,624 1,586
Pool# G08715
3.00%, 8/1/2046 99,299 88,476
Pool# Q42596
3.50%, 8/1/2046 62,832 58,351
Pool# Q42203
3.50%, 8/1/2046 10,837 10,050
Pool# Q42393
3.50%, 8/1/2046 9,437 8,685
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61323
3.00%, 9/1/2046 127,705 114,746
Pool# G08721
3.00%, 9/1/2046 73,701 65,656
Pool# V82617
3.50%, 9/1/2046 47,375 43,715
Pool# G08722
3.50%, 9/1/2046 10,409 9,650
Pool# G60733
4.50%, 9/1/2046 20,655 20,207
Pool# G60722
3.00%, 10/1/2046 196,089 174,716
Pool# Q44035
3.00%, 10/1/2046 94,326 84,007
Pool# G61815
4.00%, 10/1/2046 5,246 4,992
Pool# G61257
3.00%, 11/1/2046 181,597 161,441
Pool# Q44452
3.00%, 11/1/2046 41,800 37,187
Pool# G08732
3.00%, 11/1/2046 11,911 10,582
Pool# Q44473
3.50%, 11/1/2046 9,317 8,558
Pool# Q44223
3.50%, 11/1/2046 5,941 5,458
Pool# G08734
4.00%, 11/1/2046 94,524 89,804
Pool# G08737
3.00%, 12/1/2046 520,232 463,283
Pool# G60989
3.00%, 12/1/2046 76,925 68,535
Pool# Q45878
3.00%, 12/1/2046 13,769 12,244
Pool# G61862
3.50%, 12/1/2046 11,776 10,902
Pool# G08741
3.00%, 1/1/2047 107,092 95,369
Pool# G08747
3.00%, 2/1/2047 181,373 161,493
Pool# G08748
3.50%, 2/1/2047 16,934 15,596
Pool# Q47484
3.50%, 4/1/2047 19,131 17,711
Pool# G60988
3.00%, 5/1/2047 431,301 384,531
Pool# Q48098
3.50%, 5/1/2047 61,175 56,632
Pool# G61390
3.00%, 6/1/2047 165,599 147,476
Pool# G61339
3.00%, 8/1/2047 39,652 35,319
Pool# Q53085
3.00%, 9/1/2047 29,239 26,253
Pool# G61622
3.00%, 10/1/2047 97,838 87,162
Pool# G08785
4.00%, 10/1/2047 3,929 3,702
Pool# Q52075
4.00%, 11/1/2047 66,483 63,308
Pool# T65458
3.50%, 2/1/2048 69,348 62,219

20 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08800
3.50%, 2/1/2048 8,929 8,202
Pool# G08801
4.00%, 2/1/2048 26,109 24,789
Pool# Q54727
3.50%, 3/1/2048 24,993 22,959
Pool# Q55401
5.00%, 4/1/2048 5,493 5,463
Pool# G08817
4.00%, 6/1/2048 5,533 5,241
Pool# G08827
4.50%, 7/1/2048 42,156 41,135
Pool# Q57401
4.50%, 7/1/2048 14,138 13,863
Pool# Q57402
4.50%, 7/1/2048 5,124 5,037
Pool# G08831
4.00%, 8/1/2048 45,468 43,169
Pool# G67716
4.50%, 10/1/2048 52,205 51,259
Pool# G61846
4.00%, 1/1/2049 77 73
Pool# V85279
3.50%, 4/1/2049 19,463 17,957
FHLMC Non Gold Pool
Pool# 1B8478
4.91%, 7/1/2041(e) 13,813 13,817
Pool# 2B0108
4.15%, 1/1/2042(e) 929 910
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 323,191 298,499
Pool# SB8500
2.50%, 7/1/2035 229,919 209,814
Pool# SB0479
2.50%, 10/1/2035 51,827 47,272
Pool# RC1826
2.00%, 2/1/2036 232,644 205,709
Pool# SB8092
1.50%, 3/1/2036 56,199 48,356
Pool# RC1887
2.00%, 3/1/2036 362,470 320,889
Pool# RC2045
2.00%, 6/1/2036 18,775 16,601
Pool# QN8913
2.00%, 12/1/2036 64,532 57,122
Pool# RC2402
2.00%, 1/1/2037 84,404 74,760
Pool# RC2399
2.00%, 1/1/2037 63,500 56,383
Pool# SB8140
1.50%, 2/1/2037 153,204 131,811
Pool# SB8144
1.50%, 3/1/2037 176,677 152,005
Pool# QN9700
1.50%, 3/1/2037 33,570 28,882
Pool# SB8148
2.00%, 4/1/2037 67,036 59,245
Pool# SB8158
2.00%, 6/1/2037 68,044 60,138
Pool# ZM2339
3.50%, 1/1/2047 58,899 54,146
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3022
2.50%, 6/1/2050 208,202 176,476
Pool# SD7521
2.50%, 7/1/2050 539,728 462,345
Pool# SD8074
3.00%, 7/1/2050 37,321 32,919
Pool# SD7523
2.50%, 8/1/2050 254,793 217,986
Pool# RA3382
3.00%, 8/1/2050 197,636 173,959
Pool# SD1143
4.50%, 9/1/2050 92,713 90,136
Pool# SD0514
2.00%, 10/1/2050 207,692 169,371
Pool# RA3723
2.00%, 10/1/2050 112,802 91,696
Pool# RA3932
2.50%, 11/1/2050 234,999 200,502
Pool# RA3987
2.50%, 11/1/2050 128,059 108,624
Pool# RA4351
2.50%, 1/1/2051 282,424 239,300
Pool# RA4410
2.50%, 1/1/2051 200,550 169,995
Pool# RA4652
2.00%, 2/1/2051 1,291,907 1,049,589
Pool# RA4493
2.00%, 2/1/2051 812,439 659,045
Pool# QB9104
2.00%, 2/1/2051 339,056 275,516
Pool# RA4737
2.00%, 3/1/2051 1,014,043 824,007
Pool# RA4718
2.00%, 3/1/2051 566,312 460,091
Pool# RA4727
2.00%, 3/1/2051 321,811 261,399
Pool# SD7537
2.00%, 3/1/2051 145,644 118,373
Pool# SD8140
2.00%, 4/1/2051 1,423,685 1,153,792
Pool# SD0576
2.50%, 4/1/2051 67,479 57,178
Pool# SD8145
1.50%, 5/1/2051 907,684 698,774
Pool# QC2070
2.00%, 5/1/2051 63,453 51,747
Pool# RA5436
2.00%, 6/1/2051 193,799 157,266
Pool# RA5398
2.00%, 7/1/2051 237,960 194,055
Pool# RA6091
2.00%, 10/1/2051 198,822 161,966
Pool# RA6236
2.00%, 11/1/2051 224,505 182,080
Pool# SD8182
2.00%, 12/1/2051 894,579 724,420
Pool# RA6959
2.50%, 3/1/2052 45,417 38,299
Pool# QE0374
2.50%, 4/1/2052 259,753 219,071
Pool# RA7154
4.00%, 4/1/2052 48,726 45,509

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8212
2.50%, 5/1/2052 243,277 205,000
Pool# RA7933
5.00%, 9/1/2052 71,485 70,268
Pool# SD7557
4.50%, 12/1/2052 145,997 141,304
Pool# SD2248
5.00%, 1/1/2053 73,893 72,635
Pool# SD2660
5.00%, 4/1/2053 144,910 141,819
Pool# SD2661
5.50%, 4/1/2053 65,568 65,151
Pool# SD2905
5.50%, 5/1/2053 37,820 37,636
Pool# SD2890
5.50%, 5/1/2053 37,682 37,714
Pool# SD3148
5.00%, 6/1/2053 149,477 146,767
Pool# SD3085
5.50%, 6/1/2053 22,839 22,781
FNMA Pool
Pool# AC9890
4.68%, 4/1/2040(e) 79,041 76,934
Pool# AJ1249
4.07%, 9/1/2041(e) 24,609 24,941
Pool# AL1437
4.07%, 1/1/2042(e) 6,818 6,739
Pool# AK0714
4.24%, 2/1/2042(e) 1,908 1,872
Pool# AP1961
5.95%, 8/1/2042(e) 14,330 14,377
Pool# BF0206
4.00%, 2/1/2047 33,144 31,331
Pool# BF0200
3.50%, 11/1/2051 183,195 168,254
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 2,246 2,207
Pool# AC1374
4.00%, 8/1/2024 4,631 4,565
Pool# AC1529
4.50%, 9/1/2024 2,137 2,100
Pool# AD0244
4.50%, 10/1/2024 1,865 1,839
Pool# AH1361
3.50%, 12/1/2025 20,263 19,811
Pool# AH1518
3.50%, 12/1/2025 10,150 9,918
Pool# AE6384
4.00%, 1/1/2026 1,861 1,814
Pool# AP4746
3.00%, 8/1/2027 23,395 22,532
Pool# AP4640
3.00%, 9/1/2027 21,352 20,537
Pool# AQ5096
3.00%, 11/1/2027 35,198 33,835
Pool# AQ4532
3.00%, 11/1/2027 30,488 29,310
Pool# AQ3758
3.00%, 11/1/2027 22,332 21,452
Pool# AB6886
3.00%, 11/1/2027 14,807 14,242
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0487
2.50%, 9/1/2028 76,407 72,493
Pool# 930998
4.50%, 4/1/2029 1,958 1,914
Pool# MA0243
5.00%, 11/1/2029 5,554 5,535
Pool# AL8077
3.50%, 12/1/2029 6,339 6,064
Pool# MA0268
5.00%, 12/1/2029 5,709 5,690
Pool# AD5655
5.00%, 5/1/2030 13,405 13,359
Pool# MA0443
5.00%, 5/1/2030 7,160 7,135
Pool# AB1038
5.00%, 5/1/2030 6,253 6,231
Pool# AS5420
3.00%, 7/1/2030 29,947 28,458
Pool# MA0559
5.00%, 9/1/2030 2,609 2,600
Pool# AZ9234
3.50%, 10/1/2030 6,759 6,465
Pool# AH1515
4.00%, 12/1/2030 116,262 112,870
Pool# AD0716
6.50%, 12/1/2030 74,315 75,839
Pool# MA0641
4.00%, 2/1/2031 109,741 106,539
Pool# 560868
7.50%, 2/1/2031 323 321
Pool# BC5968
2.50%, 4/1/2031 26,405 24,388
Pool# BC4430
3.00%, 4/1/2031 9,400 8,908
Pool# AL8566
3.00%, 6/1/2031 30,282 28,430
Pool# AL8565
3.00%, 6/1/2031 27,538 25,858
Pool# AS8028
2.50%, 9/1/2031 84,120 77,683
Pool# 607212
7.50%, 10/1/2031 1,886 1,880
Pool# BM3814
2.50%, 12/1/2031 45,238 41,780
Pool# AS8609
3.00%, 1/1/2032 38,275 35,931
Pool# AL9585
3.50%, 1/1/2032 10,016 9,616
Pool# BM4624
3.00%, 2/1/2032 33,046 31,029
Pool# AS8767
3.00%, 2/1/2032 29,784 27,961
Pool# AL9871
3.00%, 2/1/2032 13,283 12,473
Pool# BM3269
2.50%, 4/1/2032 75,756 69,957
Pool# BM4088
3.00%, 6/1/2032 28,862 27,097
Pool# MA1107
3.50%, 7/1/2032 27,988 26,661
Pool# BH6610
3.50%, 7/1/2032 8,441 8,073

22 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1669
3.00%, 8/1/2032 16,265 15,271
Pool# BM5167
3.50%, 9/1/2032 6,506 6,223
Pool# BH9391
3.50%, 10/1/2032 7,493 7,170
Pool# BM3977
3.00%, 12/1/2032 61,197 57,456
Pool# CA0951
3.00%, 12/1/2032 40,891 38,384
Pool# FM1661
2.50%, 1/1/2033 168,866 157,042
Pool# BM4338
2.50%, 1/1/2033 74,945 69,210
Pool# 656559
6.50%, 2/1/2033 8,777 8,951
Pool# 694846
6.50%, 4/1/2033 4,018 4,101
Pool# AB9402
3.00%, 5/1/2033 98,203 91,317
Pool# AB9403
3.00%, 5/1/2033 36,549 33,986
Pool# MA1527
3.00%, 8/1/2033 168,141 156,350
Pool# 750229
6.50%, 10/1/2033 11,100 11,320
Pool# 725228
6.00%, 3/1/2034 225,614 232,325
Pool# 788027
6.50%, 9/1/2034 13,974 14,251
Pool# FM4900
2.00%, 12/1/2035 55,899 49,713
Pool# CA8789
2.00%, 2/1/2036 341,893 302,331
Pool# CA9145
2.00%, 2/1/2036 278,850 246,565
Pool# FM5571
2.00%, 2/1/2036 154,191 137,125
Pool# CA9475
2.00%, 3/1/2036 89,818 79,421
Pool# CB0262
2.00%, 4/1/2036 1,821,607 1,610,672
Pool# FM8538
2.00%, 8/1/2036 20,716 18,337
Pool# AL4260
5.50%, 9/1/2036 18,100 18,479
Pool# MA4441
1.50%, 10/1/2036 41,796 35,961
Pool# FS0180
2.00%, 12/1/2036 131,055 115,835
Pool# FS0155
2.00%, 12/1/2036 63,573 56,273
Pool# BU1381
2.00%, 12/1/2036 42,966 38,026
Pool# CB2709
2.00%, 1/1/2037 106,263 94,061
Pool# MA4535
1.50%, 2/1/2037 286,765 246,723
Pool# MA4566
1.50%, 3/1/2037 490,876 422,330
Pool# MA4581
1.50%, 4/1/2037 75,893 65,295
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3441
2.50%, 4/1/2037 34,182 31,019
Pool# FS2497
1.50%, 8/1/2037 41,089 35,352
Pool# 955194
7.00%, 11/1/2037 72,118 75,244
Pool# AB1735
3.50%, 11/1/2040 4,726 4,399
Pool# AB2067
3.50%, 1/1/2041 147,479 137,946
Pool# AB2068
3.50%, 1/1/2041 84,058 78,268
Pool# 932888
3.50%, 1/1/2041 60,224 56,070
Pool# 932891
3.50%, 1/1/2041 10,652 9,916
Pool# AI9920
4.00%, 9/1/2041 4,276 4,081
Pool# AI9851
4.50%, 9/1/2041 21,843 21,422
Pool# AJ5431
4.50%, 10/1/2041 48,456 47,598
Pool# AJ4861
4.00%, 12/1/2041 66,559 63,658
Pool# AX5316
4.50%, 1/1/2042 7,453 7,329
Pool# AL2499
4.50%, 1/1/2042 2,440 2,401
Pool# AW8167
3.50%, 2/1/2042 167,272 155,714
Pool# AB5185
3.50%, 5/1/2042 128,948 120,037
Pool# AO3575
4.50%, 5/1/2042 44,528 43,671
Pool# AP2092
4.50%, 8/1/2042 11,213 10,830
Pool# AP7489
4.00%, 9/1/2042 210,126 200,944
Pool# AL2782
4.50%, 9/1/2042 29,979 29,479
Pool# AL2677
3.50%, 11/1/2042 78,490 73,067
Pool# MA1273
3.50%, 12/1/2042 97,260 90,484
Pool# AR8213
3.50%, 4/1/2043 88,932 82,786
Pool# AB9238
3.00%, 5/1/2043 318,483 285,808
Pool# AB9237
3.00%, 5/1/2043 253,910 227,859
Pool# AB9236
3.00%, 5/1/2043 58,318 52,335
Pool# AB9362
3.50%, 5/1/2043 218,869 203,428
Pool# AT4145
3.00%, 6/1/2043 123,689 110,998
Pool# AB9814
3.00%, 7/1/2043 310,731 278,851
Pool# AS0255
4.50%, 8/1/2043 84,985 83,043
Pool# AS0516
3.00%, 9/1/2043 119,191 106,960

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4222
3.00%, 1/1/2044 162,833 146,141
Pool# AW1006
4.00%, 5/1/2044 62,905 60,563
Pool# AL7767
4.50%, 6/1/2044 4,011 3,852
Pool# AS3946
4.00%, 12/1/2044 199,286 190,192
Pool# BM3611
4.00%, 1/1/2045 31,784 30,392
Pool# BM3804
3.50%, 2/1/2045 17,685 16,428
Pool# AL9555
4.00%, 2/1/2045 447,569 428,074
Pool# AL6889
4.50%, 2/1/2045 32,026 31,295
Pool# BM3931
3.00%, 3/1/2045 36,212 32,499
Pool# BM3664
3.00%, 5/1/2045 162,019 145,411
Pool# AS4921
3.50%, 5/1/2045 222,940 206,327
Pool# BM5562
4.00%, 6/1/2045 52,827 50,476
Pool# AL7207
4.50%, 8/1/2045 41,087 40,149
Pool# AS6362
4.50%, 12/1/2045 6,959 6,800
Pool# AS6474
3.50%, 1/1/2046 64,738 59,940
Pool# AS6539
3.50%, 1/1/2046 59,735 55,308
Pool# AL9849
3.50%, 1/1/2046 49,202 45,718
Pool# AL9781
4.50%, 2/1/2046 63,157 61,887
Pool# BM4621
3.50%, 3/1/2046 38,288 35,642
Pool# BC0823
3.50%, 4/1/2046 38,025 35,162
Pool# AL8833
4.00%, 6/1/2046 66,842 64,308
Pool# AS7545
3.50%, 7/1/2046 55,465 51,156
Pool# MA2705
3.00%, 8/1/2046 143,383 127,702
Pool# BC1489
3.00%, 8/1/2046 20,987 18,742
Pool# AS7760
4.00%, 8/1/2046 60,223 57,180
Pool# AS7770
4.50%, 8/1/2046 4,723 4,617
Pool# AL8947
3.50%, 9/1/2046 12,107 11,195
Pool# AL9263
3.00%, 10/1/2046 41,541 36,958
Pool# BM3932
3.50%, 10/1/2046 48,778 45,104
Pool# FM1871
4.00%, 10/1/2046 40,210 38,458
Pool# BC4766
4.50%, 10/1/2046 10,487 10,226
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8154
4.50%, 10/1/2046 3,199 3,127
Pool# FM1368
3.00%, 11/1/2046 396,099 355,481
Pool# BC9003
3.00%, 11/1/2046 44,745 39,813
Pool# BE5067
3.50%, 11/1/2046 129,218 119,508
Pool# BC9067
3.00%, 12/1/2046 63,271 56,287
Pool# AS8417
3.50%, 12/1/2046 52,700 48,449
Pool# AS8650
3.00%, 1/1/2047 302,939 269,088
Pool# AS8692
3.50%, 1/1/2047 53,506 49,179
Pool# BD2440
3.50%, 1/1/2047 18,934 17,418
Pool# BE7115
4.50%, 1/1/2047 2,298 2,245
Pool# BD5046
3.50%, 2/1/2047 18,409 16,935
Pool# AS8979
4.50%, 3/1/2047 13,328 13,024
Pool# BM3707
2.50%, 4/1/2047 40,168 34,415
Pool# AS9467
4.00%, 4/1/2047 5,445 5,167
Pool# AS9470
4.50%, 4/1/2047 43,167 42,180
Pool# BH0304
4.50%, 4/1/2047 3,237 3,165
Pool# AS9562
3.00%, 5/1/2047 24,798 22,050
Pool# BM3237
3.50%, 5/1/2047 92,365 85,410
Pool# AS9577
3.50%, 5/1/2047 72,918 66,908
Pool# AS9586
4.00%, 5/1/2047 337,357 321,596
Pool# BM1268
4.00%, 5/1/2047 107,666 102,172
Pool# AS9794
3.50%, 6/1/2047 67,602 62,507
Pool# BE3702
4.00%, 6/1/2047 32,023 30,271
Pool# BM1295
4.50%, 6/1/2047 40,044 39,129
Pool# BE9624
4.50%, 6/1/2047 18,685 18,127
Pool# BM3801
3.00%, 7/1/2047 99,529 88,553
Pool# AS9909
3.50%, 7/1/2047 57,577 53,167
Pool# BM3556
4.00%, 9/1/2047 20,938 20,167
Pool# CA0623
4.50%, 10/1/2047 7,965 7,803
Pool# BM3379
3.00%, 12/1/2047 178,906 159,231
Pool# BJ1699
4.00%, 12/1/2047 67,309 64,831

24 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3238
3.50%, 1/1/2048 101,616 93,427
Pool# MA3277
4.00%, 2/1/2048 73,940 70,077
Pool# BK1972
4.50%, 3/1/2048 15,837 15,585
Pool# MA3332
3.50%, 4/1/2048 78,353 71,893
Pool# CA1531
3.50%, 4/1/2048 24,887 23,227
Pool# CA1510
3.50%, 4/1/2048 22,928 21,038
Pool# CA1560
4.50%, 4/1/2048 24,712 24,121
Pool# CA1898
4.50%, 6/1/2048 47,513 46,614
Pool# CA1951
4.00%, 7/1/2048 21,402 20,277
Pool# BK6577
4.50%, 7/1/2048 4,058 3,929
Pool# CA2376
4.00%, 9/1/2048 30,946 29,357
Pool# MA3495
4.00%, 10/1/2048 61,910 58,712
Pool# BM4664
4.50%, 10/1/2048 33,519 32,701
Pool# FM1001
3.50%, 11/1/2048 11,808 10,835
Pool# MA3521
4.00%, 11/1/2048 48,396 45,849
Pool# MA3536
4.00%, 12/1/2048 49,245 46,701
Pool# BN0340
4.50%, 12/1/2048 70,489 68,390
Pool# CA2779
4.50%, 12/1/2048 34,844 33,983
Pool# MA3563
4.00%, 1/1/2049 194,069 184,042
Pool# BN3944
4.00%, 1/1/2049 19,286 18,289
Pool# CA3387
4.00%, 4/1/2049 71,949 68,730
Pool# CA3489
4.00%, 5/1/2049 42,967 41,045
Pool# MA3665
4.50%, 5/1/2049 66,098 64,301
Pool# CA3669
4.00%, 6/1/2049 84,231 80,051
Pool# CA3825
4.00%, 7/1/2049 25,507 24,471
Pool# FM2887
3.00%, 3/1/2050 91,899 81,284
Pool# FM0077
3.00%, 3/1/2050 44,549 39,259
Pool# CA5510
3.00%, 4/1/2050 147,156 129,871
Pool# MA4048
3.00%, 6/1/2050 45,084 39,726
Pool# MA4077
2.00%, 7/1/2050 92,962 75,591
Pool# CA6598
2.50%, 8/1/2050 313,510 265,799
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4097
3.00%, 8/1/2050 9,968 8,782
Pool# BQ4909
2.00%, 9/1/2050 815,144 663,847
Pool# CA6985
2.00%, 9/1/2050 519,426 422,362
Pool# FM4222
2.50%, 9/1/2050 608,446 521,310
Pool# CA7572
2.50%, 10/1/2050 482,865 414,163
Pool# CA7368
2.50%, 10/1/2050 383,489 325,366
Pool# CA7369
2.50%, 10/1/2050 283,465 240,501
Pool# MA4181
1.50%, 11/1/2050 449,392 345,475
Pool# FM4808
2.50%, 11/1/2050 261,898 222,041
Pool# MA4210
2.50%, 12/1/2050 68,894 58,559
Pool# CA8442
2.00%, 1/1/2051 1,004,322 819,038
Pool# FM6031
2.00%, 2/1/2051 1,341,026 1,089,411
Pool# CA8893
2.00%, 2/1/2051 402,914 327,408
Pool# BQ9747
2.00%, 2/1/2051 345,973 281,146
Pool# CA8823
2.00%, 2/1/2051 220,246 179,008
Pool# FM6135
2.00%, 2/1/2051 140,182 113,956
Pool# FM6554
2.00%, 3/1/2051 542,330 440,732
Pool# FM6569
2.50%, 3/1/2051 596,558 505,397
Pool# FM7677
2.50%, 3/1/2051 571,015 485,138
Pool# FM6834
2.00%, 4/1/2051 675,973 549,336
Pool# CB0235
2.00%, 4/1/2051 309,891 252,054
Pool# CB0149
2.00%, 4/1/2051 208,412 169,252
Pool# CB0400
2.00%, 5/1/2051 85,172 70,188
Pool# CB0684
2.00%, 6/1/2051 322,370 262,203
Pool# FM8630
1.50%, 7/1/2051 40,122 30,887
Pool# CB1110
2.00%, 7/1/2051 87,280 70,821
Pool# FM8160
2.50%, 7/1/2051 167,421 142,979
Pool# FM8007
2.50%, 7/1/2051 102,011 86,540
Pool# FM8011
2.50%, 8/1/2051 325,123 277,150
Pool# FM8441
2.50%, 8/1/2051 129,718 109,518
Pool# CB1330
2.50%, 8/1/2051 108,164 91,760

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4399
2.50%, 8/1/2051 87,344 73,776
Pool# FM8794
2.50%, 9/1/2051 321,212 271,255
Pool# FM9082
2.00%, 10/1/2051 111,959 91,263
Pool# CB1871
2.50%, 10/1/2051 392,753 331,454
Pool# MA4464
1.50%, 11/1/2051 52,127 40,072
Pool# MA4465
2.00%, 11/1/2051 701,714 569,179
Pool# FM9450
2.00%, 11/1/2051 108,229 88,009
Pool# FM9491
2.50%, 11/1/2051 45,015 37,981
Pool# FM9494
2.50%, 11/1/2051 28,778 24,283
Pool# FM9543
2.50%, 12/1/2051 463,521 391,219
Pool# CB2410
2.50%, 12/1/2051 114,602 96,692
Pool# FM9806
2.50%, 12/1/2051 99,432 83,902
Pool# MA4512
2.50%, 1/1/2052 835,971 704,472
Pool# BU8176
2.50%, 1/1/2052 450,706 380,307
Pool# FS2639
2.50%, 1/1/2052 332,292 281,103
Pool# BU9929
2.00%, 2/1/2052 252,065 204,390
Pool# MA4578
2.50%, 4/1/2052 373,600 314,843
Pool# CB3351
2.50%, 4/1/2052 70,407 59,374
Pool# MA4700
4.00%, 8/1/2052 73,395 68,511
Pool# FS2972
4.50%, 10/1/2052 48,269 46,210
Pool# CB5084
5.00%, 11/1/2052 49,262 48,424
Pool# CB5268
4.50%, 12/1/2052 336,760 322,406
Pool# FS3416
5.00%, 12/1/2052 96,788 95,140
Pool# CB5535
5.00%, 1/1/2053 244,140 238,664
Pool# BW5089
5.00%, 1/1/2053 71,341 69,731
Pool# CB5642
5.50%, 2/1/2053 82,088 81,677
Pool# CB5836
5.00%, 3/1/2053 48,356 47,757
Pool# CB5908
5.50%, 3/1/2053 76,215 76,504
Pool# FS4070
5.50%, 3/1/2053 50,100 50,130
Pool# CB6004
5.50%, 4/1/2053 317,262 318,271
Pool# CB6182
5.00%, 5/1/2053 148,286 144,882
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2038 75,000 66,273
2.50%, 8/25/2038 764,000 693,151
3.00%, 8/25/2038 675,000 628,066
3.50%, 8/25/2038 300,000 284,724
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2053 400,000
402,375
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 8/25/2053 225,000 172,837
2.50%, 8/25/2053 1,000,000 842,559
3.00%, 8/25/2053 650,000 568,674
3.50%, 8/25/2053 875,000 792,746
4.00%, 8/25/2053 350,000 326,717
4.50%, 8/25/2053 524,000 501,669
5.00%, 8/25/2053 1,101,000 1,075,496
5.50%, 8/25/2053 821,000 815,291
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 44 44
Pool# 457801
7.00%, 8/15/2028 673 673
Pool# 486936
6.50%, 2/15/2029 321 327
Pool# 502969
6.00%, 3/15/2029 1,037 1,044
Pool# 487053
7.00%, 3/15/2029 407 406
Pool# 781014
6.00%, 4/15/2029 693 697
Pool# 509099
7.00%, 6/15/2029 1,537 1,523
Pool# 434505
7.50%, 8/15/2029 27 27
Pool# 781124
7.00%, 12/15/2029 2,600 2,671
Pool# 507396
7.50%, 9/15/2030 18,497 18,493
Pool# 531352
7.50%, 9/15/2030 1,236 1,236
Pool# 536334
7.50%, 10/15/2030 92 92
Pool# 540659
7.00%, 1/15/2031 434 430
Pool# 486019
7.50%, 1/15/2031 458 458
Pool# 535388
7.50%, 1/15/2031 297 296
Pool# 528589
6.50%, 3/15/2031 5,232 5,325
Pool# 508473
7.50%, 4/15/2031 1,878 1,881
Pool# 544470
8.00%, 4/15/2031 823 821
Pool# 781287
7.00%, 5/15/2031 1,247 1,282
Pool# 781319
7.00%, 7/15/2031 397 417
Pool# 485879
7.00%, 8/15/2031 1,303 1,296

26 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 572554
6.50%, 9/15/2031 17,211 17,519
Pool# 781328
7.00%, 9/15/2031 1,176 1,213
Pool# 550991
6.50%, 10/15/2031 282 287
Pool# 571267
7.00%, 10/15/2031 164 162
Pool# 555171
6.50%, 12/15/2031 692 704
Pool# 781380
7.50%, 12/15/2031 394 412
Pool# 781481
7.50%, 1/15/2032 1,898 1,980
Pool# 580972
6.50%, 2/15/2032 94 96
Pool# 781401
7.50%, 2/15/2032 1,287 1,336
Pool# 781916
6.50%, 3/15/2032 13,834 14,081
Pool# 552474
7.00%, 3/15/2032 2,205 2,241
Pool# 781478
7.50%, 3/15/2032 738 768
Pool# 781429
8.00%, 3/15/2032 1,333 1,397
Pool# 781431
7.00%, 4/15/2032 4,783 4,984
Pool# 552616
7.00%, 6/15/2032 20,519 20,816
Pool# 570022
7.00%, 7/15/2032 7,628 7,804
Pool# 595077
6.00%, 10/15/2032 2,443 2,530
Pool# 552903
6.50%, 11/15/2032 27,885 28,384
Pool# 552952
6.00%, 12/15/2032 1,847 1,861
Pool# 602102
6.00%, 2/15/2033 8,510 8,573
Pool# 588192
6.00%, 2/15/2033 1,745 1,757
Pool# 553144
5.50%, 4/15/2033 6,147 6,167
Pool# 604243
6.00%, 4/15/2033 3,294 3,382
Pool# 611526
6.00%, 5/15/2033 4,734 4,766
Pool# 553320
6.00%, 6/15/2033 9,233 9,463
Pool# 604788
6.50%, 11/15/2033 29,846 30,394
Pool# 781688
6.00%, 12/15/2033 12,804 13,322
Pool# 604875
6.00%, 12/15/2033 11,250 11,650
Pool# 781690
6.00%, 12/15/2033 4,698 4,888
Pool# 781699
7.00%, 12/15/2033 1,607 1,620
Pool# 621856
6.00%, 1/15/2034 5,379 5,416
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 564799
6.00%, 3/15/2034 4,134 4,162
Pool# 630038
6.50%, 8/15/2034 18,986 19,325
Pool# 781804
6.00%, 9/15/2034 12,312 12,812
Pool# 781847
6.00%, 12/15/2034 9,293 9,671
Pool# 486921
5.50%, 2/15/2035 3,187 3,232
Pool# 781902
6.00%, 2/15/2035 12,587 13,097
Pool# 649510
5.50%, 10/15/2035 37,732 37,971
Pool# 652207
5.50%, 3/15/2036 26,190 26,150
Pool# 655519
5.00%, 5/15/2036 12,214 12,090
Pool# 652539
5.00%, 5/15/2036 4,229 4,181
Pool# 606308
5.50%, 5/15/2036 4,343 4,344
Pool# 656666
6.00%, 6/15/2036 10,066 10,211
Pool# 657912
6.50%, 8/15/2036 2,024 2,060
Pool# 704630
5.50%, 7/15/2039 10,512 10,571
Pool# 757038
4.00%, 12/15/2040 108,987 104,289
Pool# 757039
4.00%, 12/15/2040 108,899 103,680
Pool# 755656
4.00%, 12/15/2040 36,922 35,512
Pool# 757044
4.00%, 12/15/2040 34,869 33,434
Pool# 742235
4.00%, 12/15/2040 30,285 28,979
Pool# 755655
4.00%, 12/15/2040 22,553 21,692
Pool# 757043
4.00%, 12/15/2040 16,638 15,921
Pool# 756631
4.00%, 12/15/2040 11,415 10,979
Pool# 755959
4.00%, 1/15/2041 79,956 76,903
Pool# 742244
4.00%, 1/15/2041 67,655 64,772
Pool# 753826
4.00%, 1/15/2041 36,600 35,022
Pool# 690662
4.00%, 1/15/2041 26,324 25,189
Pool# 719486
4.00%, 1/15/2041 7,075 6,746
Pool# 757555
4.00%, 2/15/2041 15,521 14,974
Pool# 757557
4.00%, 2/15/2041 7,597 7,329
Pool# AD6012
3.50%, 4/15/2043 221,586 207,482
Pool# AA6307
3.50%, 4/15/2043 63,879 59,715

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AA6403
3.00%, 5/15/2043 297,232 268,626
Pool# 783781
3.50%, 6/15/2043 67,758 63,460
Pool# 784015
3.00%, 7/15/2043 16,569 14,971
Pool# 784714
3.00%, 1/15/2044 87,592 79,143
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 65,311 66,815
Pool# 4559
5.00%, 10/20/2039 89,058 90,196
Pool# 737727
4.00%, 12/20/2040 372,382 357,569
Pool# 737730
4.00%, 12/20/2040 105,936 101,723
Pool# 4923
4.50%, 1/20/2041 60,402 59,771
Pool# 4978
4.50%, 3/20/2041 8,510 8,421
Pool# 5017
4.50%, 4/20/2041 87,183 86,272
Pool# 5082
4.50%, 6/20/2041 155,342 153,596
Pool# 675523
3.50%, 3/20/2042 140,850 130,298
Pool# MA0462
3.50%, 10/20/2042 224,501 210,411
Pool# MA0625
3.50%, 12/20/2042 172,304 161,507
Pool# MA0698
3.00%, 1/20/2043 144,875 131,756
Pool# AF1001
3.50%, 6/20/2043 114,015 105,443
Pool# AJ9335
3.50%, 10/20/2044 8,141 7,554
Pool# MA2754
3.50%, 4/20/2045 82,544 77,107
Pool# MA2824
2.50%, 5/20/2045 121,407 106,459
Pool# MA2825
3.00%, 5/20/2045 171,495 155,621
Pool# MA2891
3.00%, 6/20/2045 451,401 409,652
Pool# MA2892
3.50%, 6/20/2045 37,853 35,286
Pool# MA2960
3.00%, 7/20/2045 148,657 135,387
Pool# MA3172
3.00%, 10/20/2045 52,742 47,979
Pool# MA3173
3.50%, 10/20/2045 3,248 3,028
Pool# MA3243
3.00%, 11/20/2045 47,261 42,969
Pool# MA3244
3.50%, 11/20/2045 61,267 57,111
Pool# 784098
3.00%, 12/20/2045 246,377 223,747
Pool# 784119
3.00%, 2/20/2046 195,753 177,676
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3520
3.00%, 3/20/2046 165,490 149,567
Pool# MA3521
3.50%, 3/20/2046 139,779 130,299
Pool# MA3735
3.00%, 6/20/2046 158,886 143,784
Pool# MA3876
4.50%, 8/20/2046 5,531 5,462
Pool# MA3939
4.50%, 9/20/2046 3,298 3,194
Pool# MA4125
2.50%, 12/20/2046 46,960 41,005
Pool# MA4126
3.00%, 12/20/2046 545,175 492,956
Pool# MA4194
2.50%, 1/20/2047 116,906 102,233
Pool# MA4196
3.50%, 1/20/2047 15,855 14,798
Pool# MA4264
4.50%, 2/20/2047 5,857 5,763
Pool# MA4321
3.50%, 3/20/2047 205,054 191,176
Pool# AZ1974
3.50%, 4/20/2047 81,121 75,517
Pool# MA4384
4.50%, 4/20/2047 5,065 4,974
Pool# MA4512
4.50%, 6/20/2047 14,520 14,225
Pool# MA4652
3.50%, 8/20/2047 57,518 53,474
Pool# MA4836
3.00%, 11/20/2047 88,859 80,082
Pool# 784421
3.50%, 12/20/2047 189,227 172,259
Pool# MA4900
3.50%, 12/20/2047 125,975 117,450
Pool# MA4962
3.50%, 1/20/2048 3,966 3,700
Pool# 784480
3.50%, 4/20/2048 48,335 44,997
Pool# 784481
3.50%, 4/20/2048 9,387 8,741
Pool# MA5191
3.50%, 5/20/2048 123,935 114,998
Pool# MA5331
4.50%, 7/20/2048 38,638 37,581
Pool# MA5465
3.50%, 9/20/2048 14,733 13,707
Pool# BK2856
4.50%, 12/20/2048 4,311 4,146
Pool# MA5818
4.50%, 3/20/2049 743,136 724,405
Pool# MA6092
4.50%, 8/20/2049 23,156 22,445
Pool# MA6409
3.00%, 1/20/2050 210,160 188,752
Pool# MA6764
2.00%, 7/20/2050 57,126 48,138
Pool# MA6818
2.00%, 8/20/2050 459,589 386,723
Pool# BW4732
2.50%, 8/20/2050 362,140 304,046

28 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BW6206
2.50%, 8/20/2050 344,856 289,575
Pool# BW4741
2.50%, 9/20/2050 350,657 294,518
Pool# MA7051
2.00%, 12/20/2050 356,379 299,432
Pool# MA7311
2.00%, 4/20/2051 1,596,851 1,338,600
Pool# MA7472
2.50%, 7/20/2051 629,689 543,691
Pool# MA7767
2.50%, 12/20/2051 112,128 96,678
Pool# MA7936
2.50%, 3/20/2052 1,258,848 1,085,263
Pool# MA7987
2.50%, 4/20/2052 281,504 242,687
Pool# MA8197
2.50%, 8/20/2052 645,300 556,435
Pool# MA8201
4.50%, 8/20/2052 72,297 69,590
Pool# MA8948
5.50%, 6/20/2053 194,806 193,639
Pool# 786798
5.50%, 7/20/2053 68,433 68,238
GNMA TBA
2.00%, 8/15/2053 250,000 208,984
2.50%, 8/15/2053 650,000 560,333
3.50%, 8/15/2053 1,000,000 918,750
4.00%, 8/15/2053 1,225,000 1,153,797
4.50%, 8/15/2053 1,125,000 1,082,153
5.00%, 8/15/2053 1,475,000 1,445,270
5.50%, 8/15/2053 475,000 472,031
Total Mortgage-Backed Securities
(cost $83,489,756)
74,530,271
Municipal Bonds 0.8%
California 0.2%
Bay Area Toll Authority, RB,
Series S, 6.91%, 10/1/2050 25,000 31,158
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 118,010
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 111,849
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 95,000 98,056
State of California,
GO, 7.63%, 3/1/2040 100,000 123,777
University of California
Series AX, 3.06%, 7/1/2025 50,000 48,183
Series R, 5.77%, 5/15/2043 50,000 53,049
584,082
Municipal Bonds
Principal
Amount ($) Value ($)
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 49,164
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 32,488
State of Illinois, GO, 5.10%,
6/1/2033 185,000 180,972
213,460
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth, RB, 5.20%, 12/1/2039 60,000 60,411
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 40,945
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 150,000 161,302
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 141,821
303,123
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
5.18%, 11/15/2049 25,000 22,900
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 27,039
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 100,000 103,627
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 80,220
New York State Thruway
Authority, RB, Series M,
2.90%, 1/1/2035 50,000 41,718
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 106,130
381,634
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 96,977

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 29
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 97,379
194,356
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 41,152
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,527
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,851
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 52,579
Texas Natural Gas
Securitization Finance Corp.
5.10%, 4/1/2035 15,000 15,041
Series 2023-1, 5.17%,
4/1/2041 15,000 15,189
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 100,907
394,246
Wisconsin 0.0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 18,845
Total Municipal Bonds
(cost $2,387,010)
2,240,266
Supranational 1.2%
African Development Bank,
4.38%, 3/14/2028 200,000 199,998
Asian Development Bank
1.50%, 10/18/2024 500,000 477,136
2.50%, 11/2/2027 250,000 232,051
2.75%, 1/19/2028 200,000 187,054
3.13%, 9/26/2028 75,000 70,852
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 97,908
European Investment Bank
1.63%, 3/14/2025(a) 200,000 189,124
0.38%, 3/26/2026 100,000 89,455
3.75%, 2/14/2033 200,000 194,636
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 295,829
1.13%, 1/13/2031 50,000 40,248
3.50%, 4/12/2033 200,000 189,869
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 463,166
2.50%, 7/29/2025 250,000 238,537
Supranational
Principal
Amount ($) Value ($)
1.75%, 10/23/2029 250,000 216,484
International Finance Corp.,
1.38%, 10/16/2024 250,000 238,339
Total Supranational
(cost $3,636,613)
3,420,686
U.S. Government Agency Securities 1.0%
FHLB
3.13%, 6/13/2025 475,000 459,356
5.50%, 7/15/2036 200,000 223,190
FHLMC
0.25%, 8/24/2023 605,000 603,076
0.38%, 7/21/2025 65,000 59,500
6.75%, 3/15/2031 200,000 232,738
6.25%, 7/15/2032 165,000 190,827
FNMA
2.63%, 9/6/2024(a) 200,000 194,407
0.50%, 6/17/2025 500,000 460,150
6.25%, 5/15/2029 100,000 110,109
7.25%, 5/15/2030 200,000 234,980
0.88%, 8/5/2030(a) 80,000 64,050
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 99,575
Total U.S. Government Agency Securities
(cost $3,050,997)
2,931,958
U.S. Treasury Obligations 41.3%
U.S. Treasury Bonds
6.00%, 2/15/2026 (a) 444,500 458,356
5.50%, 8/15/2028 (a) 300,000 317,121
5.25%, 11/15/2028 (a) 500,000 524,082
4.50%, 2/15/2036 (a) 400,000 425,547
4.75%, 2/15/2037 400,000 435,734
4.50%, 5/15/2038 500,000 529,297
4.50%, 8/15/2039 185,000 195,406
4.38%, 11/15/2039 480,000 499,069
1.13%, 5/15/2040 500,000 317,266
4.38%, 5/15/2040 200,000 207,586
3.88%, 8/15/2040 400,000 389,563
1.38%, 11/15/2040 300,000 196,324
4.25%, 11/15/2040 200,000 204,188
1.88%, 2/15/2041 500,000 355,684
1.75%, 8/15/2041 500,000 344,668
3.75%, 8/15/2041 150,000 142,189
2.00%, 11/15/2041 250,000 179,395
3.13%, 11/15/2041 300,000 259,547
2.38%, 2/15/2042 100,000 76,281
3.13%, 2/15/2042 80,000 68,975
3.25%, 5/15/2042 300,000 262,359
2.75%, 8/15/2042 500,000 403,809
3.38%, 8/15/2042 300,000 266,859
2.75%, 11/15/2042 250,000 201,445
4.00%, 11/15/2042 200,000 194,781
3.13%, 2/15/2043 650,000 554,633
3.88%, 2/15/2043 1,100,000 1,050,844
2.88%, 5/15/2043 (a) 900,000 736,523
3.63%, 8/15/2043 500,000 459,336
3.75%, 11/15/2043 650,000 607,496

30 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 2/15/2044 500,000 458,320
3.13%, 8/15/2044 400,000 338,344
3.00%, 11/15/2044 350,000 289,488
3.00%, 5/15/2045 400,000 329,906
2.50%, 2/15/2046 400,000 300,047
2.50%, 5/15/2046 400,000 299,797
2.25%, 8/15/2046 300,000 213,398
2.88%, 11/15/2046 275,000 220,816
3.00%, 2/15/2047 400,000 328,156
3.00%, 5/15/2047 400,000 327,969
2.75%, 8/15/2047 350,000 273,957
3.00%, 2/15/2048 500,000 410,078
3.00%, 8/15/2048 350,000 287,191
3.38%, 11/15/2048 500,000 439,434
3.00%, 2/15/2049 400,000 328,922
2.88%, 5/15/2049 400,000 321,516
2.25%, 8/15/2049 500,000 353,008
2.38%, 11/15/2049 450,000 326,496
2.00%, 2/15/2050 500,000 332,871
1.25%, 5/15/2050 800,000 436,125
1.38%, 8/15/2050 700,000 394,461
1.63%, 11/15/2050 250,000 150,596
1.88%, 2/15/2051 950,000 610,115
2.38%, 5/15/2051 900,000 649,687
2.00%, 8/15/2051 700,000 462,820
1.88%, 11/15/2051 830,000 531,038
2.25%, 2/15/2052 800,000 561,219
2.88%, 5/15/2052 640,000 515,375
3.00%, 8/15/2052 600,000 495,797
4.00%, 11/15/2052 750,000 749,297
3.63%, 2/15/2053 (a) 1,150,000 1,072,555
3.63%, 5/15/2053 1,000,000 934,219
U.S. Treasury Notes
2.50%, 4/30/2024 100 98
0.38%, 8/15/2024 250,000 237,461
2.38%, 8/15/2024 250,000 242,412
0.38%, 9/15/2024 500,000 473,105
1.50%, 9/30/2024 500,000 478,594
2.13%, 9/30/2024 500,000 481,973
4.25%, 9/30/2024 500,000 493,867
0.63%, 10/15/2024 1,000,000 945,625
1.50%, 10/31/2024 1,000,000 954,414
2.25%, 10/31/2024 1,000,000 963,477
0.75%, 11/15/2024 500,000 471,992
2.25%, 11/15/2024 660,000 635,250
2.13%, 11/30/2024 1,200,000 1,151,953
4.50%, 11/30/2024 400,000 395,969
4.25%, 12/31/2024 1,500,000 1,480,137
1.38%, 1/31/2025 600,000 567,422
2.50%, 1/31/2025 500,000 480,801
4.13%, 1/31/2025 1,000,000 984,805
2.00%, 2/15/2025 500,000 476,855
0.50%, 3/31/2025 700,000 649,414
2.63%, 3/31/2025 700,000 672,793
2.63%, 4/15/2025 300,000 288,152
0.38%, 4/30/2025 500,000 461,465
3.88%, 4/30/2025 2,700,000 2,648,320
2.13%, 5/15/2025 600,000 570,633
2.75%, 5/15/2025 500,000 480,781
0.25%, 5/31/2025 500,000 458,945
0.25%, 6/30/2025 500,000 457,793
2.75%, 6/30/2025 550,000 528,064
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.00%, 7/15/2025 700,000 675,090
2.88%, 7/31/2025 750,000 721,406
4.75%, 7/31/2025 400,000 399,125
2.00%, 8/15/2025 500,000 472,363
0.25%, 8/31/2025 1,000,000 909,844
3.50%, 9/15/2025 600,000 583,828
0.25%, 9/30/2025 600,000 544,734
3.00%, 10/31/2025 800,000 769,812
2.25%, 11/15/2025 1,500,000 1,418,672
0.38%, 11/30/2025 1,300,000 1,176,246
4.00%, 12/15/2025 900,000 885,340
0.38%, 12/31/2025 1,200,000 1,083,938
3.88%, 1/15/2026 2,000,000 1,962,109
0.38%, 1/31/2026 1,000,000 900,000
2.63%, 1/31/2026 750,000 714,287
1.63%, 2/15/2026 400,000 371,172
4.00%, 2/15/2026 500,000 492,148
4.63%, 3/15/2026 800,000 800,094
0.75%, 3/31/2026 500,000 452,676
3.75%, 4/15/2026 2,000,000 1,957,188
4.13%, 6/15/2026 800,000 791,438
0.63%, 7/31/2026 1,000,000 892,578
1.50%, 8/15/2026 400,000 366,203
0.75%, 8/31/2026 1,000,000 893,633
1.38%, 8/31/2026 1,000,000 911,250
1.63%, 9/30/2026 1,000,000 917,070
1.63%, 10/31/2026 1,000,000 915,391
2.00%, 11/15/2026 1,000,000 925,820
1.25%, 12/31/2026 700,000 630,875
1.50%, 1/31/2027 800,000 725,531
2.25%, 2/15/2027 800,000 744,500
1.13%, 2/28/2027 500,000 446,836
1.88%, 2/28/2027 700,000 642,441
0.63%, 3/31/2027 500,000 437,344
2.50%, 3/31/2027 600,000 562,594
0.50%, 4/30/2027 500,000 434,102
2.75%, 4/30/2027 450,000 425,197
2.38%, 5/15/2027 500,000 465,645
2.63%, 5/31/2027 700,000 657,809
2.75%, 7/31/2027 300,000 282,879
2.25%, 8/15/2027 500,000 462,129
0.50%, 8/31/2027 500,000 429,473
3.13%, 8/31/2027 700,000 669,348
0.38%, 9/30/2027 500,000 426,230
4.13%, 9/30/2027 700,000 695,406
0.50%, 10/31/2027 500,000 427,266
4.13%, 10/31/2027 500,000 496,816
2.25%, 11/15/2027 870,000 801,352
0.63%, 11/30/2027 250,000 214,307
3.88%, 11/30/2027 430,000 423,382
0.63%, 12/31/2027 500,000 427,617
3.88%, 12/31/2027 800,000 787,813
0.75%, 1/31/2028 500,000 429,043
3.50%, 1/31/2028 1,300,000 1,260,949
2.75%, 2/15/2028 1,000,000 938,906
1.13%, 2/29/2028 700,000 610,176
4.00%, 2/29/2028 300,000 297,305
1.25%, 3/31/2028 500,000 437,617
3.63%, 3/31/2028 600,000 585,187
1.25%, 4/30/2028 700,000 611,434
3.50%, 4/30/2028 1,500,000 1,454,941
2.88%, 5/15/2028 1,000,000 942,383

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 31
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 5/31/2028 700,000 610,148
3.63%, 5/31/2028 350,000 341,633
1.25%, 6/30/2028 700,000 609,137
4.00%, 6/30/2028 (a) 750,000 743,965
1.00%, 7/31/2028 1,000,000 857,500
4.13%, 7/31/2028 400,000 399,281
2.88%, 8/15/2028 1,000,000 940,859
1.25%, 9/30/2028 500,000 432,480
1.38%, 10/31/2028 500,000 434,531
1.50%, 11/30/2028 500,000 436,660
1.75%, 1/31/2029 500,000 441,211
2.63%, 2/15/2029 457,000 422,332
2.38%, 3/31/2029 400,000 364,203
2.88%, 4/30/2029 350,000 327,154
2.38%, 5/15/2029 100,000 90,949
2.75%, 5/31/2029 500,000 463,887
3.25%, 6/30/2029 400,000 381,234
2.63%, 7/31/2029 200,000 184,016
1.63%, 8/15/2029 500,000 434,766
3.13%, 8/31/2029 400,000 378,359
3.88%, 9/30/2029 300,000 295,699
4.00%, 10/31/2029 300,000 297,797
1.75%, 11/15/2029 (a) 250,000 218,467
3.88%, 11/30/2029 850,000 838,113
3.88%, 12/31/2029 700,000 690,238
3.50%, 1/31/2030 650,000 627,428
1.50%, 2/15/2030 700,000 597,051
4.00%, 2/28/2030 350,000 347,785
3.63%, 3/31/2030 400,000 389,000
3.50%, 4/30/2030 1,200,000 1,158,469
0.63%, 5/15/2030 700,000 558,551
3.75%, 5/31/2030 300,000 294,000
3.75%, 6/30/2030 900,000 882,281
4.00%, 7/31/2030 300,000 298,828
0.63%, 8/15/2030 950,000 753,246
0.88%, 11/15/2030 800,000 644,469
1.13%, 2/15/2031 (a) 1,200,000 981,422
1.63%, 5/15/2031 1,100,000 928,598
1.25%, 8/15/2031 500,000 407,266
1.38%, 11/15/2031 1,200,000 981,844
1.88%, 2/15/2032 800,000 679,406
2.88%, 5/15/2032 1,000,000 918,594
2.75%, 8/15/2032 1,100,000 998,637
4.13%, 11/15/2032 750,000 758,672
3.50%, 2/15/2033 1,150,000 1,108,312
3.38%, 5/15/2033 1,100,000 1,049,297
Total U.S. Treasury Obligations
(cost $125,956,003)
114,926,014
Repurchase Agreement 0 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $2,261,479,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$2,306,708. (f) 2,261,147 2,261,147
Total Repurchase Agreement
(cost $2,261,147)
2,261,147
Total Investments
(cost $307,377,238) — 100.1%
278,733,301
Liabilities in excess of other
assets — (0.1)% (237,534)
NET ASSETS — 100.0%
$ 278,495,767
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July
31, 2023 was $8,386,953, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,261,147 and by $6,386,297 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.75%, and maturity dates ranging from
11/15/2023 – 5/15/2053, a total value of $8,647,444.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2023.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$591,571 which represents 0.21% of net assets.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2023.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of July 31, 2023 was $2,261,147.

32 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

34 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 187,127 $ – $ 187,127
Commercial Mortgage-Backed Securities – 4,615,981 – 4,615,981
Corporate Bonds – 69,067,132 – 69,067,132
Foreign Government Securities – 4,552,719 – 4,552,719
Mortgage-Backed Securities – 74,530,271 – 74,530,271
Municipal Bonds – 2,240,266 – 2,240,266
Repurchase Agreement – 2,261,147 – 2,261,147
Supranational – 3,420,686 – 3,420,686
U.S. Government Agency Securities – 2,931,958 – 2,931,958
U.S. Treasury Obligations – 114,926,014 – 114,926,014
Total $ – $ 278,733,301 $ – $ 278,733,301
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 35
Common Stocks 98.8%
Shares Value ($)
AUSTRALIA 7.7%
Banks 1.8%
ANZ Group Holdings Ltd. 185,464 3,211,872
Commonwealth Bank of
Australia 103,567 7,366,568
National Australia Bank Ltd. 193,819 3,706,472
Westpac Banking Corp. 216,693 3,255,946
17,540,858
Beverages 0.0%
†
Treasury Wine Estates Ltd.
(a) 44,681 338,241
Broadline Retail 0.2%
Wesfarmers Ltd.(a) 70,059 2,344,804
Capital Markets 0.3%
ASX Ltd. 12,570 525,828
Macquarie Group Ltd. 22,276 2,624,147
3,149,975
Chemicals 0.0%
†
Orica Ltd. 29,622 314,323
Commercial Services & Supplies 0.1%
Brambles Ltd. 85,822 811,490
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 82,649 1,010,695
Endeavour Group Ltd. 91,279 373,580
Woolworths Group Ltd. 75,258 1,953,953
3,338,228
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 14,133 236,505
Diversified REITs 0.1%
GPT Group (The) 119,215 348,472
Mirvac Group 235,719 371,308
Stockland 147,286 418,549
1,138,329
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 244,202 699,343
Electric Utilities 0.1%
Origin Energy Ltd. 106,383 605,570
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 14,097 312,779
Gas Utilities 0.1%
APA Group 69,810 469,544
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 113,699 291,281
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 3,978 639,798
Health Care Providers & Services 0.1%
EBOS Group Ltd. 8,987 215,806
Ramsay Health Care Ltd. 11,940 473,067
Sonic Healthcare Ltd. 27,550 651,948
1,340,821
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. 36,445 963,945
Flutter Entertainment plc* 10,651 2,121,339
Lottery Corp. Ltd. (The) 137,446 477,944
3,563,228
Industrial REITs 0.1%
Goodman Group 104,511 1,446,496
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 157,194 626,502
Medibank Pvt Ltd. 160,775 379,287
QBE Insurance Group Ltd. 91,912 974,085
Suncorp Group Ltd. 78,212 748,991
2,728,865
Interactive Media & Services 0.1%
REA Group Ltd.(a) 3,246 344,032
SEEK Ltd. 19,860 336,395
680,427
Metals & Mining 2.6%
BHP Group Ltd. 311,197 9,703,925
BlueScope Steel Ltd. 30,384 446,390
Fortescue Metals Group Ltd. 104,573 1,525,849
Glencore plc 659,115 4,002,153
IGO Ltd. 41,672 386,994
Mineral Resources Ltd. 10,722 515,633
Newcrest Mining Ltd. 55,221 992,552
Northern Star Resources Ltd. 69,756 544,048
Pilbara Minerals Ltd.(a) 159,609 520,948
Rio Tinto Ltd. 22,923 1,804,990
Rio Tinto plc 69,517 4,591,476
South32 Ltd. 281,576 738,358
25,773,316
Office REITs 0.0%
†
Dexus 66,374 367,311
Oil, Gas & Consumable Fuels 0.4%
Ampol Ltd. 14,253 315,328
Santos Ltd. 203,874 1,093,401
Woodside Energy Group Ltd. 117,252 3,014,167
4,422,896
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 55,233 242,494
Professional Services 0.1%
Computershare Ltd. 34,204 576,888
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 41,027 238,599
Retail REITs 0.1%
Scentre Group 311,190 588,977
Vicinity Ltd. 259,245 344,906
933,883
Software 0.1%
WiseTech Global Ltd. 10,246 591,162
Trading Companies & Distributors 0.0%
†
Reece Ltd. 12,296 162,084
Transportation Infrastructure 0.2%
Transurban Group 190,231 1,834,417
77,133,955
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 21,233 802,178
Electric Utilities 0.0%
†
Verbund AG 4,192 347,308
Metals & Mining 0.0%
†
voestalpine AG 6,995 231,754

36 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 8,828 398,422
Paper & Forest Products 0.1%
Mondi plc 30,871 541,449
2,321,111
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 15,457 1,162,419
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 52,793 3,024,734
Chemicals 0.1%
Solvay SA 4,691 562,702
Umicore SA 12,933 383,269
945,971
Distributors 0.0%
†
D'ieteren Group 1,459 254,837
Electric Utilities 0.0%
†
Elia Group SA/NV 1,973 242,760
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 3,442 277,034
Groupe Bruxelles Lambert
NV 2,666 215,751
Sofina SA 863 205,408
698,193
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 10,647 315,012
Insurance 0.1%
Ageas SA/NV 9,884 418,544
Pharmaceuticals 0.1%
UCB SA 7,807 691,361
7,753,831
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 9,859 403,130
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 10,889 262,599
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 25,084 539,543
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 238,100 727,471
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 104,400 252,988
Broadline Retail 0.4%
Prosus NV* 49,496 3,919,742
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 100,000 165,770
Common Stocks
Shares Value ($)
CHINA
Food Products 0.1%
Wilmar International Ltd. 111,358 323,956
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 91,000 198,604
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 126,600 221,288
5,809,819
DENMARK 2.9%
Air Freight & Logistics 0.2%
DSV A/S 11,495 2,292,024
Banks 0.1%
Danske Bank A/S 42,593 1,010,646
Beverages 0.1%
Carlsberg A/S
, Class B
6,081 912,344
Biotechnology 0.2%
Genmab A/S* 4,075 1,680,551
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
502 135,221
Chemicals 0.1%
Chr Hansen Holding A/S 6,646 501,390
Novozymes A/S
, Class B
12,630 632,654
1,134,044
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 11,682 1,017,073
Electrical Equipment 0.2%
Vestas Wind Systems A/S* 62,362 1,668,563
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
7,336 911,641
Demant A/S* 5,226 208,557
1,120,198
Insurance 0.0%
†
Tryg A/S 22,234 439,194
Marine Transportation 0.1%
AP Moller - Maersk A/S
,
Class A
190 381,483
AP Moller - Maersk A/S
,
Class B
310 636,259
1,017,742
Pharmaceuticals 1.6%
Novo Nordisk A/S
, Class B
101,899 16,435,444
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 5,944 595,335
29,458,379
FINLAND 1.1%
Banks 0.2%
Nordea Bank Abp 200,344 2,265,670
Communications Equipment 0.1%
Nokia OYJ 330,416 1,305,048
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ
, Class B
15,868 317,085
Diversified Telecommunication Services 0.1%
Elisa OYJ 8,783 458,121

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
FINLAND
Electric Utilities 0.1%
Fortum OYJ 27,704 374,515
Insurance 0.1%
Sampo OYJ
, Class A
28,399 1,251,893
Machinery 0.2%
Kone OYJ
, Class B
20,989 1,074,631
Metso Oyj 41,798 475,112
Wartsila OYJ Abp 31,322 393,727
1,943,470
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 26,125 960,676
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
34,547 424,197
UPM-Kymmene OYJ 32,959 1,089,235
1,513,432
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
6,405 245,929
10,635,839
FRANCE 10.4%
Aerospace & Defense 1.0%
Airbus SE 36,606 5,392,979
Dassault Aviation SA 1,665 323,609
Safran SA 20,791 3,454,462
Thales SA 6,490 970,179
10,141,229
Automobile Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 41,893 1,369,494
Valeo 12,713 287,805
1,657,299
Automobiles 0.0%
†
Renault SA 11,802 518,317
Banks 0.7%
BNP Paribas SA 67,842 4,474,906
Credit Agricole SA 74,742 927,142
Societe Generale SA 44,918 1,219,969
6,622,017
Beverages 0.3%
Pernod Ricard SA 12,743 2,806,829
Remy Cointreau SA* 1,288 220,961
3,027,790
Building Products 0.2%
Cie de Saint-Gobain 30,259 2,041,844
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,054 248,369
Chemicals 0.6%
Air Liquide SA 32,334 5,800,628
Arkema SA 3,266 351,295
6,151,923
Construction & Engineering 0.5%
Bouygues SA 12,388 443,655
Eiffage SA 4,471 464,774
Vinci SA 32,819 3,856,986
4,765,415
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 35,784 715,255
Common Stocks
Shares Value ($)
FRANCE
Diversified Telecommunication Services 0.1%
Orange SA 114,985 1,300,155
Electrical Equipment 0.2%
Legrand SA 16,477 1,648,935
Entertainment 0.0%
†
Bollore SE 51,347 324,393
Financial Services 0.2%
Edenred 15,413 1,000,645
Eurazeo SE 2,995 182,701
Wendel SE 1,500 148,238
Worldline SA Reg. S*(b) 15,202 602,805
1,934,389
Food Products 0.2%
Danone SA 39,648 2,421,739
Health Care Equipment & Supplies 0.4%
BioMerieux 2,614 280,692
EssilorLuxottica SA 17,968 3,531,179
3,811,871
Hotels, Restaurants & Leisure 0.1%
Accor SA 10,780 405,971
La Francaise des Jeux
SAEM Reg. S(b) 6,838 261,229
Sodexo SA 5,265 540,498
1,207,698
Household Durables 0.0%
†
SEB SA 1,553 174,253
Insurance 0.3%
AXA SA 113,288 3,482,557
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 153,125
IT Services 0.2%
Capgemini SE 10,183 1,848,609
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,734 541,858
Machinery 0.1%
Alstom SA 19,970 611,605
Media 0.2%
Publicis Groupe SA 14,134 1,141,821
Vivendi SE 44,268 395,223
1,537,044
Multi-Utilities 0.3%
Engie SA 112,788 1,849,521
Veolia Environnement SA 41,920 1,365,424
3,214,945
Office REITs 0.0%
†
Covivio SA 2,567 123,901
Gecina SA 2,916 315,099
439,000
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 146,090 8,874,140
Personal Care Products 0.7%
L'Oreal SA 14,763 6,860,905
Pharmaceuticals 0.0%
†
Ipsen SA 2,155 271,367
Professional Services 0.1%
Bureau Veritas SA 18,156 498,343

38 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Professional Services
Teleperformance 3,651 527,817
1,026,160
Retail REITs 0.1%
Klepierre SA 12,812 340,398
Unibail-Rodamco-Westfield* 7,713 436,703
777,101
Software 0.2%
Dassault Systemes SE 41,228 1,764,631
Textiles, Apparel & Luxury Goods 2.3%
Hermes International 1,932 4,275,062
Kering SA 4,597 2,642,330
LVMH Moet Hennessy Louis
Vuitton SE 16,997 15,867,992
22,785,384
Transportation Infrastructure 0.1%
Aeroports de Paris 1,806 249,599
Getlink SE 21,161 372,179
621,778
103,523,100
GERMANY 8.4%
Aerospace & Defense 0.2%
MTU Aero Engines AG 3,300 770,355
Rheinmetall AG 2,690 761,502
1,531,857
Air Freight & Logistics 0.3%
DHL Group 62,150 3,192,567
Automobile Components 0.1%
Continental AG 6,793 542,280
Automobiles 1.0%
Bayerische Motoren Werke
AG 20,446 2,492,331
Bayerische Motoren Werke
AG (Preference) 3,563 400,319
Dr Ing hc F Porsche AG
(Preference) 7,032 859,583
Mercedes-Benz Group AG 52,241 4,173,206
Porsche Automobil Holding
SE (Preference) 9,456 559,090
Volkswagen AG 1,764 282,114
Volkswagen AG (Preference) 12,734 1,687,676
10,454,319
Banks 0.1%
Commerzbank AG 64,281 768,318
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 119,690 1,326,528
Deutsche Boerse AG 11,733 2,249,555
3,576,083
Chemicals 0.5%
BASF SE 55,198 2,961,637
Covestro AG Reg. S*(b) 11,497 617,176
Evonik Industries AG 13,691 283,109
Symrise AG
, Class A
8,200 895,887
Wacker Chemie AG 1,268 197,181
4,954,990
Construction Materials 0.1%
Heidelberg Materials AG 8,921 722,751
Common Stocks
Shares Value ($)
GERMANY
Consumer Staples Distribution & Retail 0.0%
†
HelloFresh SE*(a) 10,840 308,755
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 197,896 4,317,078
Telefonica Deutschland
Holding AG 49,929 134,557
4,451,635
Electrical Equipment 0.1%
Siemens Energy AG* 31,363 530,545
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 2,683 310,732
Siemens Healthineers AG
Reg. S(b) 17,414 1,011,828
1,322,560
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 12,256 635,063
Fresenius SE & Co. KGaA 26,086 818,141
1,453,204
Household Products 0.1%
Henkel AG & Co. KGaA 6,417 448,299
Henkel AG & Co. KGaA
(Preference) 10,452 806,275
1,254,574
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 39,044 1,679,471
Industrial Conglomerates 0.8%
Siemens AG (Registered) 46,636 7,946,520
Insurance 1.0%
Allianz SE (Registered) 24,906 5,952,028
Hannover Rueck SE 3,701 789,951
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 8,651 3,258,731
Talanx AG 3,561 218,136
10,218,846
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 4,491 297,168
IT Services 0.0%
†
Bechtle AG 5,365 236,093
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 1,549 639,063
Machinery 0.2%
Daimler Truck Holding AG 30,491 1,144,697
GEA Group AG 9,564 405,798
Knorr-Bremse AG 4,191 294,872
Rational AG 329 246,356
2,091,723
Multi-Utilities 0.2%
E.ON SE 138,641 1,756,071
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 37,459 377,965
Personal Care Products 0.1%
Beiersdorf AG 6,225 806,419

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0.5%
Bayer AG (Registered) 60,667 3,544,075
Merck KGaA 7,981 1,402,177
4,946,252
Real Estate Management & Development 0.1%
LEG Immobilien SE* 4,907 347,189
Vonovia SE 44,231 1,032,680
1,379,869
Semiconductors & Semiconductor Equipment 0.4%
Infineon Technologies AG 80,643 3,546,246
Software 0.9%
Nemetschek SE 3,724 271,139
SAP SE 64,139 8,772,344
9,043,483
Specialty Retail 0.1%
Zalando SE Reg. S*(b) 9,717 335,452
Zalando SE Reg. S*^∞(b) 4,053 139,927
475,379
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 9,749 1,971,776
Puma SE 6,446 435,253
2,407,029
Trading Companies & Distributors 0.1%
Brenntag SE 9,541 739,268
83,651,303
HONG KONG 2.3%
Banks 0.1%
Hang Seng Bank Ltd. 47,200 720,140
Capital Markets 0.3%
Futu Holdings Ltd., ADR* 2,932 176,506
Hong Kong Exchanges &
Clearing Ltd. 74,400 3,134,292
3,310,798
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 225,420 265,712
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 43,500 230,150
CLP Holdings Ltd. 99,500 810,181
Power Assets Holdings Ltd. 89,300 467,529
1,507,860
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 506,243 274,389
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 691,565 591,957
Ground Transportation 0.0%
†
MTR Corp. Ltd. 91,214 419,725
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 10,200 508,470
Insurance 1.0%
AIA Group Ltd. 714,200 7,136,976
Prudential plc 170,017 2,362,330
9,499,306
Machinery 0.1%
Techtronic Industries Co. Ltd. 85,000 960,494
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 119,386 689,732
Hang Lung Properties Ltd. 106,000 164,809
Henderson Land
Development Co. Ltd. 83,352 257,000
Hongkong Land Holdings
Ltd. 54,000 186,300
Hongkong Land Holdings
Ltd. 12,100 43,085
New World Development Co.
Ltd. 101,707 250,401
Sino Land Co. Ltd. 224,200 274,773
Sun Hung Kai Properties Ltd. 85,200 1,067,382
Swire Pacific Ltd.
, Class A
24,000 201,015
Swire Properties Ltd. 82,000 205,103
Wharf Real Estate
Investment Co. Ltd. 99,270 531,876
3,871,476
Retail REITs 0.1%
Link REIT 156,201 875,588
22,805,915
IRELAND 0.7%
Banks 0.1%
AIB Group plc 81,880 385,123
Bank of Ireland Group plc 66,088 697,030
1,082,153
Building Products 0.1%
Kingspan Group plc 9,547 766,492
Construction Materials 0.3%
CRH plc 45,722 2,740,591
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc 15,957 631,455
Food Products 0.1%
Kerry Group plc
, Class A
(a) 9,841 978,189
Trading Companies & Distributors 0.1%
AerCap Holdings NV* 10,249 653,988
6,852,868
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,482 314,777
Banks 0.2%
Bank Hapoalim BM 76,404 679,169
Bank Leumi Le-Israel BM 94,152 752,200
Israel Discount Bank Ltd.
,
Class A
73,311 388,569
Mizrahi Tefahot Bank Ltd. 8,781 317,090
2,137,028
Chemicals 0.0%
†
ICL Group Ltd. 46,001 306,181
IT Services 0.1%
Wix.com Ltd.* 3,714 350,304
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 68,374 574,342
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 2,496 142,014

40 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
ISRAEL
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 6,731 249,486
Software 0.2%
Check Point Software
Technologies Ltd.* 5,947 786,253
Nice Ltd.* 3,923 854,782
1,641,035
5,715,167
ITALY 2.2%
Automobiles 0.3%
Ferrari NV 7,784 2,494,732
Banks 0.7%
FinecoBank Banca Fineco
SpA 37,708 585,399
Intesa Sanpaolo SpA 996,710 2,882,626
Mediobanca Banca di
Credito Finanziario SpA 33,021 440,704
UniCredit SpA 113,855 2,881,085
6,789,814
Beverages 0.1%
Coca-Cola HBC AG 13,601 399,931
Davide Campari-Milano NV 33,160 446,353
846,284
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,495 269,800
Telecom Italia SpA*(a) 711,529 205,298
475,098
Electric Utilities 0.4%
Enel SpA 495,252 3,418,442
Terna - Rete Elettrica
Nazionale 86,885 734,558
4,153,000
Electrical Equipment 0.1%
Prysmian SpA 15,626 623,934
Financial Services 0.0%
†
Nexi SpA Reg. S*(b) 33,923 293,785
Gas Utilities 0.1%
Snam SpA 124,263 653,897
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,541 173,144
Health Care Providers & Services 0.0%
†
Amplifon SpA 7,703 260,886
Insurance 0.2%
Assicurazioni Generali SpA 62,588 1,334,057
Poste Italiane SpA Reg. S(b) 32,262 368,873
1,702,930
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 143,356 2,187,802
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,479 334,963
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 12,719 919,368
21,909,637
Common Stocks
Shares Value ($)
JAPAN 22.1%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 4,050 237,471
SG Holdings Co. Ltd. 19,400 283,196
Yamato Holdings Co. Ltd. 17,500 327,722
848,389
Automobile Components 0.4%
Aisin Corp. 8,700 282,659
Bridgestone Corp. 35,300 1,464,176
Denso Corp. 26,000 1,809,123
Koito Manufacturing Co. Ltd. 13,400 246,967
Sumitomo Electric Industries
Ltd. 44,100 565,008
4,367,933
Automobiles 1.8%
Honda Motor Co. Ltd. 95,100 3,035,631
Isuzu Motors Ltd. 36,000 466,996
Mazda Motor Corp. 32,860 327,007
Nissan Motor Co. Ltd. 147,900 649,326
Subaru Corp. 38,000 718,940
Suzuki Motor Corp. 22,500 902,437
Toyota Motor Corp. 651,900 10,939,289
Yamaha Motor Co. Ltd. 18,300 535,998
17,575,624
Banks 1.5%
Chiba Bank Ltd. (The) 33,900 238,011
Concordia Financial Group
Ltd. 66,600 304,112
Japan Post Bank Co. Ltd. 89,200 742,110
Mitsubishi UFJ Financial
Group, Inc. 705,184 5,689,155
Mizuho Financial Group, Inc. 148,951 2,517,371
Resona Holdings, Inc. 128,501 700,706
Shizuoka Financial Group,
Inc. 29,100 242,724
Sumitomo Mitsui Financial
Group, Inc. 80,605 3,798,630
Sumitomo Mitsui Trust
Holdings, Inc. 20,476 795,594
15,028,413
Beverages 0.2%
Asahi Group Holdings Ltd. 29,700 1,169,072
Kirin Holdings Co. Ltd. 48,000 709,762
Suntory Beverage & Food
Ltd. 8,000 285,796
2,164,630
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 22,700 448,810
Rakuten Group, Inc. 91,600 357,886
806,696
Building Products 0.4%
AGC, Inc. 13,120 474,022
Daikin Industries Ltd. 16,000 3,233,192
Lixil Corp. 18,000 229,803
TOTO Ltd. 7,700 236,884
4,173,901
Capital Markets 0.2%
Daiwa Securities Group, Inc. 80,000 433,722
Japan Exchange Group, Inc. 29,600 515,821
Nomura Holdings, Inc. 179,400 743,659

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
SBI Holdings, Inc. 16,470 347,673
2,040,875
Chemicals 0.8%
Asahi Kasei Corp. 74,900 509,919
JSR Corp. 10,500 300,522
Mitsubishi Chemical Group
Corp. 79,100 473,030
Mitsui Chemicals, Inc. 10,520 302,105
Nippon Paint Holdings Co.
Ltd. 58,600 537,407
Nippon Sanso Holdings
Corp. 10,900 263,404
Nissan Chemical Corp. 7,500 336,983
Nitto Denko Corp. 9,210 656,688
Shin-Etsu Chemical Co. Ltd. 112,500 3,705,799
Sumitomo Chemical Co. Ltd. 84,600 260,711
Toray Industries, Inc. 85,600 479,106
Tosoh Corp. 17,800 232,579
8,058,253
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 12,850 365,205
Secom Co. Ltd. 12,900 865,241
Toppan, Inc. 16,200 381,088
1,611,534
Construction & Engineering 0.1%
Kajima Corp. 27,200 429,776
Obayashi Corp. 40,200 371,648
Shimizu Corp. 30,600 210,910
Taisei Corp. 10,500 398,023
1,410,357
Consumer Staples Distribution & Retail 0.4%
Aeon Co. Ltd.(a) 40,200 870,445
Kobe Bussan Co. Ltd. 9,500 253,117
MatsukiyoCocokara & Co. 7,100 415,308
Seven & i Holdings Co. Ltd. 46,500 1,934,186
Welcia Holdings Co. Ltd. 5,700 107,204
3,580,260
Diversified REITs 0.0%
†
Daiwa House REIT
Investment Corp. 131 257,979
Nomura Real Estate Master
Fund, Inc. 244 290,349
548,328
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 1,845,300 2,114,689
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 39,800 498,744
Kansai Electric Power Co.,
Inc. (The) 43,500 571,887
Tokyo Electric Power Co.
Holdings, Inc.* 96,000 381,323
1,451,954
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 8,140 367,955
Mitsubishi Electric Corp. 119,300 1,672,341
Nidec Corp. 25,800 1,531,565
3,571,861
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 7,200 227,169
Hamamatsu Photonics KK 8,600 414,616
Hirose Electric Co. Ltd. 1,865 236,261
Ibiden Co. Ltd. 6,600 401,153
Keyence Corp. 11,972 5,374,474
Kyocera Corp. 19,800 1,065,568
Murata Manufacturing Co.
Ltd. 35,500 2,097,148
Omron Corp. 10,800 580,166
Shimadzu Corp. 14,600 443,533
TDK Corp. 24,000 918,496
Yokogawa Electric Corp. 14,500 272,621
12,031,205
Entertainment 0.5%
Capcom Co. Ltd. 10,700 480,564
Koei Tecmo Holdings Co.
Ltd. 7,020 120,154
Konami Group Corp. 6,500 364,703
Nexon Co. Ltd. 24,100 459,897
Nintendo Co. Ltd. 64,200 2,908,873
Square Enix Holdings Co.
Ltd. 5,000 231,651
Toho Co. Ltd. 6,700 261,214
4,827,056
Financial Services 0.2%
GMO Payment Gateway, Inc. 2,500 190,761
Mitsubishi HC Capital, Inc. 52,900 349,807
ORIX Corp. 72,400 1,392,050
1,932,618
Food Products 0.3%
Ajinomoto Co., Inc. 27,800 1,082,990
Kikkoman Corp. 8,200 472,078
MEIJI Holdings Co. Ltd. 13,196 305,130
Nisshin Seifun Group, Inc. 12,152 151,130
Nissin Foods Holdings Co.
Ltd. 3,700 311,902
Yakult Honsha Co. Ltd. 7,600 422,100
2,745,330
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 23,880 377,962
Tokyo Gas Co. Ltd. 23,780 539,922
917,884
Ground Transportation 0.5%
Central Japan Railway Co. 8,500 1,084,089
East Japan Railway Co. 18,690 1,058,483
Hankyu Hanshin Holdings,
Inc. 14,700 488,288
Keio Corp. 6,680 221,844
Keisei Electric Railway Co.
Ltd. 8,200 340,482
Kintetsu Group Holdings Co.
Ltd. 11,850 397,664
Odakyu Electric Railway Co.
Ltd. 18,950 276,978
Tobu Railway Co. Ltd. 10,800 285,679
Tokyu Corp. 30,950 392,853
West Japan Railway Co. 13,600 558,816
5,105,176
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 13,500 277,513
Hoya Corp. 22,000 2,551,487

42 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies
Olympus Corp. 74,300 1,213,101
Sysmex Corp. 10,200 691,205
Terumo Corp. 41,600 1,362,465
6,095,771
Health Care Technology 0.1%
M3, Inc. 27,300 633,799
Hotels, Restaurants & Leisure 0.3%
McDonald's Holdings Co.
Japan Ltd.(a) 5,824 229,363
Oriental Land Co. Ltd. 66,100 2,535,495
2,764,858
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 10,100 177,338
Open House Group Co. Ltd. 5,100 194,074
Panasonic Holdings Corp. 136,402 1,683,235
Sekisui Chemical Co. Ltd. 21,800 331,366
Sekisui House Ltd.(a) 38,100 777,061
Sharp Corp.*(a) 16,100 95,743
Sony Group Corp. 77,300 7,233,975
10,492,792
Household Products 0.1%
Unicharm Corp. 24,900 921,962
Industrial Conglomerates 0.5%
Hikari Tsushin, Inc. 1,100 163,158
Hitachi Ltd. 57,960 3,793,469
Toshiba Corp. 25,370 818,563
4,775,190
Industrial REITs 0.0%
†
GLP J-REIT 270 265,914
Nippon Prologis REIT, Inc. 137 280,016
545,930
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 58,100 1,187,609
Japan Post Holdings Co. Ltd. 135,500 989,689
Japan Post Insurance Co.
Ltd. 13,300 214,904
MS&AD Insurance Group
Holdings, Inc. 26,455 984,271
Sompo Holdings, Inc. 19,325 854,726
T&D Holdings, Inc. 32,300 525,566
Tokio Marine Holdings, Inc. 111,300 2,550,153
7,306,918
Interactive Media & Services 0.0%
†
Z Holdings Corp. 165,000 459,983
IT Services 0.5%
Fujitsu Ltd. 10,510 1,360,859
Itochu Techno-Solutions
Corp. 6,200 157,158
NEC Corp. 15,200 769,270
Nomura Research Institute
Ltd. 23,854 678,074
NTT Data Group Corp. 38,000 528,569
Obic Co. Ltd. 4,200 687,771
Otsuka Corp. 7,300 303,958
SCSK Corp. 10,800 179,578
TIS, Inc. 13,300 337,383
5,002,620
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 36,947 836,062
Shimano, Inc. 4,500 681,882
Common Stocks
Shares Value ($)
JAPAN
Leisure Products
Yamaha Corp. 9,300 360,207
1,878,151
Machinery 1.1%
Daifuku Co. Ltd. 18,600 396,346
FANUC Corp. 59,200 1,818,254
Hitachi Construction
Machinery Co. Ltd. 7,200 215,099
Hoshizaki Corp. 7,100 272,265
Komatsu Ltd. 57,100 1,596,926
Kubota Corp. 62,500 945,726
Kurita Water Industries Ltd. 6,500 261,356
Makita Corp. 13,000 402,893
MINEBEA MITSUMI, Inc. 22,300 412,934
MISUMI Group, Inc. 17,300 316,799
Mitsubishi Heavy Industries
Ltd. 19,820 940,484
NGK Insulators Ltd. 12,600 154,500
SMC Corp. 3,500 1,828,228
Toyota Industries Corp. 8,800 635,723
Yaskawa Electric Corp. 14,300 621,770
10,819,303
Marine Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. 7,600 228,664
Mitsui OSK Lines Ltd.(a) 21,900 565,911
Nippon Yusen KK(a) 29,420 712,599
1,507,174
Media 0.1%
CyberAgent, Inc.(a) 25,000 157,735
Dentsu Group, Inc. 12,561 420,167
Hakuhodo DY Holdings, Inc. 12,800 147,171
725,073
Metals & Mining 0.2%
JFE Holdings, Inc. 30,600 494,986
Nippon Steel Corp. 49,906 1,140,171
Sumitomo Metal Mining Co.
Ltd. 15,800 548,001
2,183,158
Office REITs 0.1%
Japan Real Estate
Investment Corp. 83 333,859
Nippon Building Fund, Inc. 90 377,379
711,238
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 175,217 634,861
Idemitsu Kosan Co. Ltd. 14,044 296,597
Inpex Corp. 59,900 777,906
1,709,364
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 52,600 207,867
Passenger Airlines 0.0%
†
ANA Holdings, Inc.* 9,700 232,455
Japan Airlines Co. Ltd. 7,874 170,734
403,189
Personal Care Products 0.3%
Kao Corp. 28,800 1,096,238
Kobayashi Pharmaceutical
Co. Ltd. 3,500 192,494
Kose Corp. 1,800 176,179
Shiseido Co. Ltd. 24,700 1,083,408
2,548,319

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 111,800 1,631,863
Chugai Pharmaceutical Co.
Ltd. 41,500 1,235,748
Daiichi Sankyo Co. Ltd. 114,200 3,532,317
Eisai Co. Ltd. 15,600 975,200
Kyowa Kirin Co. Ltd. 15,800 301,543
Nippon Shinyaku Co. Ltd. 2,700 109,528
Ono Pharmaceutical Co. Ltd. 23,500 429,852
Otsuka Holdings Co. Ltd. 24,100 884,258
Shionogi & Co. Ltd. 15,800 659,172
Takeda Pharmaceutical Co.
Ltd. 97,697 2,990,415
12,749,896
Professional Services 0.4%
BayCurrent Consulting, Inc. 7,900 255,395
Persol Holdings Co. Ltd. 11,500 227,449
Recruit Holdings Co. Ltd. 89,000 3,094,364
3,577,208
Real Estate Management & Development 0.4%
Daito Trust Construction Co.
Ltd. 3,900 419,202
Daiwa House Industry Co.
Ltd. 37,000 1,004,111
Hulic Co. Ltd. 23,600 200,840
Mitsubishi Estate Co. Ltd. 69,000 845,428
Mitsui Fudosan Co. Ltd. 55,600 1,142,210
Nomura Real Estate
Holdings, Inc. 7,700 190,864
Sumitomo Realty &
Development Co. Ltd. 17,200 460,881
4,263,536
Retail REITs 0.0%
†
Japan Metropolitan Fund
Invest 427 292,839
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 11,800 1,634,787
Disco Corp. 5,600 1,051,887
Lasertec Corp. 4,500 681,573
Renesas Electronics Corp.* 78,600 1,528,995
Rohm Co. Ltd. 5,300 497,029
SUMCO Corp. 22,500 328,730
Tokyo Electron Ltd. 27,300 4,079,770
9,802,771
Software 0.0%
†
Oracle Corp. Japan 1,800 126,378
Trend Micro, Inc. 8,500 401,546
527,924
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 10,800 2,705,924
Nitori Holdings Co. Ltd. 5,100 627,616
USS Co. Ltd. 13,900 240,905
ZOZO, Inc. 8,800 171,648
3,746,093
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 14,200 221,279
Canon, Inc. 61,800 1,596,274
FUJIFILM Holdings Corp. 23,000 1,342,260
Ricoh Co. Ltd. 33,700 299,718
Seiko Epson Corp. 17,300 284,439
3,743,970
Common Stocks
Shares Value ($)
JAPAN
Tobacco 0.2%
Japan Tobacco, Inc. 74,100 1,642,462
Trading Companies & Distributors 1.4%
ITOCHU Corp. 73,400 2,972,423
Marubeni Corp. 94,400 1,674,799
Mitsubishi Corp. 76,500 3,914,331
Mitsui & Co. Ltd. 81,100 3,176,717
MonotaRO Co. Ltd. 17,200 210,371
Sumitomo Corp.(a) 69,600 1,492,951
Toyota Tsusho Corp. 12,800 747,540
14,189,132
Wireless Telecommunication Services 0.8%
KDDI Corp. 92,400 2,721,616
SoftBank Corp. 177,400 1,967,864
SoftBank Group Corp. 63,500 3,239,931
7,929,411
221,070,867
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 9,400 251,875
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 8,331 572,657
Metals & Mining 0.1%
ArcelorMittal SA 29,814 863,174
1,435,831
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd.* 135,000 981,696
Sands China Ltd.* 154,700 591,550
1,573,246
NETHERLANDS 5.5%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 24,941 423,790
ING Groep NV 220,154 3,213,201
3,636,991
Beverages 0.2%
Heineken Holding NV 7,433 609,602
Heineken NV 16,006 1,569,327
2,178,929
Biotechnology 0.2%
Argenx SE* 3,438 1,731,657
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 5,284 402,268
Chemicals 0.1%
Akzo Nobel NV 10,524 899,029
OCI NV 5,709 162,931
1,061,960
Construction & Engineering 0.1%
Ferrovial SE 31,445 1,042,965
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 58,826 2,031,272
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 195,082 706,106

44 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Entertainment 0.2%
Universal Music Group NV 56,912 1,471,157
Financial Services 0.3%
Adyen NV Reg. S*(b) 1,340 2,489,071
EXOR NV 6,697 624,972
3,114,043
Food Products 0.0%
†
JDE Peet's NV 6,476 195,312
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 57,483 1,196,270
Insurance 0.1%
Aegon NV 103,115 560,256
NN Group NV 15,484 593,563
1,153,819
Oil, Gas & Consumable Fuels 1.3%
Shell plc 421,251 12,819,031
Professional Services 0.2%
Randstad NV 7,136 418,067
Wolters Kluwer NV 15,902 1,996,080
2,414,147
Semiconductors & Semiconductor Equipment 1.9%
ASM International NV 2,895 1,374,712
ASML Holding NV 24,815 17,764,808
19,139,520
Trading Companies & Distributors 0.1%
IMCD NV 3,396 515,564
54,811,011
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 125,058 402,623
Electric Utilities 0.0%
†
Mercury NZ Ltd. 40,253 164,748
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 35,778 545,712
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 84,917 297,873
Software 0.1%
Xero Ltd.* 8,778 722,190
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 79,033 412,197
2,545,343
NORWAY 0.6%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 5,348 231,879
Banks 0.1%
DNB Bank ASA 57,443 1,184,992
Diversified Telecommunication Services 0.1%
Telenor ASA 43,210 462,905
Food Products 0.1%
Mowi ASA 28,798 506,334
Orkla ASA 44,182 349,140
Common Stocks
Shares Value ($)
NORWAY
Food Products
Salmar ASA 4,144 191,505
1,046,979
Insurance 0.0%
†
Gjensidige Forsikring ASA 11,367 179,430
Metals & Mining 0.1%
Norsk Hydro ASA 80,887 529,782
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 19,159 535,685
Equinor ASA 58,828 1,792,071
2,327,756
5,963,723
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.1%
Jeronimo Martins SGPS SA 18,078 491,387
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 180,861 845,188
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA
,
Class B
30,288 403,128
1,739,703
SINGAPORE 1.7%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 104,600 293,487
Banks 0.7%
DBS Group Holdings Ltd. 111,950 2,882,594
Oversea-Chinese Banking
Corp. Ltd. 209,189 2,091,243
United Overseas Bank Ltd. 78,162 1,773,522
6,747,359
Capital Markets 0.0%
†
Singapore Exchange Ltd. 51,300 374,660
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 509,903 1,020,304
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 16,700 188,138
Entertainment 0.2%
Sea Ltd., ADR*(a) 22,531 1,498,762
Ground Transportation 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 115,353 441,802
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 399,017 284,376
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 6,700 173,204
Keppel Corp. Ltd. 88,000 488,367
661,571
Industrial REITs 0.1%
CapitaLand Ascendas REIT 204,313 431,915
Mapletree Logistics Trust 199,275 253,375
685,290
Machinery 0.0%
†
Seatrium Ltd.* 2,682,886 284,700

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
SINGAPORE
Passenger Airlines 0.1%
Singapore Airlines Ltd. 82,582 462,641
Real Estate Management & Development 0.1%
CapitaLand Investment Ltd. 160,845 411,511
City Developments Ltd. 29,899 166,242
UOL Group Ltd. 32,113 169,918
747,671
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 315,278 483,503
Mapletree Pan Asia
Commercial Trust 148,900 184,860
668,363
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 42,205 2,257,140
16,616,264
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 78,468 2,408,668
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 10,526 477,522
SPAIN 2.5%
Banks 0.8%
Banco Bilbao Vizcaya
Argentaria SA 372,373 2,950,436
Banco Santander SA 1,016,070 4,113,183
CaixaBank SA 254,800 1,027,383
8,091,002
Biotechnology 0.0%
†
Grifols SA* 16,971 248,281
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA(a) 12,794 447,225
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 34,901 1,425,903
Telefonica SA 320,970 1,368,905
2,794,808
Electric Utilities 0.6%
Acciona SA 1,486 222,805
Endesa SA 19,952 427,715
Iberdrola SA(a) 369,194 4,612,101
Redeia Corp. SA 23,654 395,654
5,658,275
Gas Utilities 0.1%
Enagas SA(a) 15,738 279,225
Naturgy Energy Group SA(a) 8,458 257,999
537,224
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA(a) 27,819 1,996,673
Independent Power and Renewable Electricity Producers
0.0%
†
Corp. ACCIONA Energias
Renovables SA 4,469 140,708
EDP Renovaveis SA 15,153 289,422
430,130
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 81,970 1,252,278
Specialty Retail 0.3%
Industria de Diseno Textil SA 66,077 2,526,384
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 4,631 741,140
24,723,420
SWEDEN 2.9%
Aerospace & Defense 0.0%
†
Saab AB
, Class B
4,672 246,256
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 42,655 209,464
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
99,787 1,208,923
Svenska Handelsbanken AB
,
Class A
88,618 777,613
Swedbank AB
, Class A
52,428 960,543
2,947,079
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 9,716 189,722
Building Products 0.2%
Assa Abloy AB
, Class B
61,894 1,486,322
Nibe Industrier AB
, Class B
93,585 843,231
2,329,553
Capital Markets 0.1%
EQT AB 22,053 526,039
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
33,337 282,728
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
180,241 910,216
Construction & Engineering 0.0%
†
Skanska AB
, Class B
22,739 362,956
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 142,701 306,782
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
128,209 1,237,825
Entertainment 0.0%
†
Embracer Group AB
, Class
B
*(a) 42,536 122,540
Financial Services 0.4%
Industrivarden AB
, Class A
7,346 208,677
Industrivarden AB
, Class C
9,350 264,010
Investor AB
, Class A
26,860 545,633
Investor AB
, Class B
106,883 2,183,966
Kinnevik AB
, Class B
* 16,033 219,079
L E Lundbergforetagen AB
,
Class B
(a) 4,237 186,834
3,608,199
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
13,140 244,930

46 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 11,317 1,396,024
Household Products 0.1%
Essity AB
, Class B
37,615 932,683
Industrial Conglomerates 0.1%
Investment AB Latour
, Class
B
(a) 9,649 193,506
Lifco AB
, Class B
14,912 299,638
493,144
Machinery 1.0%
Alfa Laval AB 17,397 651,693
Atlas Copco AB
, Class A
165,870 2,362,055
Atlas Copco AB
, Class B
96,388 1,191,525
Epiroc AB
, Class A
40,144 797,822
Epiroc AB
, Class B
23,910 404,537
Husqvarna AB
, Class B
(a) 28,576 279,393
Indutrade AB 17,474 366,367
Sandvik AB 65,842 1,331,910
SKF AB
, Class B
20,098 383,558
Volvo AB
, Class A
12,359 279,858
Volvo AB
, Class B
93,187 2,059,757
10,108,475
Metals & Mining 0.1%
Boliden AB 16,890 495,568
Paper & Forest Products 0.1%
Holmen AB
, Class B
5,358 206,590
Svenska Cellulosa AB SCA
,
Class B
36,049 477,691
684,281
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class
B
*(a) 45,602 213,227
Sagax AB
, Class B
11,496 255,690
468,917
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 40,590 681,163
Trading Companies & Distributors 0.0%
†
Beijer Ref AB(a) 23,394 316,975
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
34,714 261,243
29,362,762
SWITZERLAND 6.1%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,044 229,193
Building Products 0.1%
Geberit AG (Registered) 2,105 1,193,145
Capital Markets 0.7%
Julius Baer Group Ltd. 13,203 934,096
Partners Group Holding AG 1,401 1,573,291
UBS Group AG (Registered) 203,102 4,496,755
7,004,142
Chemicals 0.6%
Clariant AG (Registered) 12,084 197,413
DSM-Firmenich AG 10,793 1,192,598
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
EMS-Chemie Holding AG
(Registered) 404 336,908
Givaudan SA (Registered) 570 1,918,418
Sika AG (Registered) 9,019 2,805,015
6,450,352
Containers & Packaging 0.1%
SIG Group AG 19,633 524,320
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,599 1,027,547
Electric Utilities 0.0%
†
BKW AG 1,160 207,729
Electrical Equipment 0.4%
ABB Ltd. (Registered) 97,062 3,883,919
Food Products 0.2%
Barry Callebaut AG
(Registered) 224 419,902
Chocoladefabriken Lindt &
Spruengli AG 62 758,445
Chocoladefabriken Lindt &
Spruengli AG (Registered) 6 728,159
1,906,506
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 30,858 2,622,328
Sonova Holding AG
(Registered) 3,210 894,435
Straumann Holding AG
(Registered) 6,893 1,140,945
4,657,708
Insurance 0.6%
Baloise Holding AG
(Registered) 2,860 441,859
Helvetia Holding AG
(Registered) 2,222 328,133
Swiss Life Holding AG
(Registered) 1,904 1,206,579
Zurich Insurance Group AG 9,291 4,482,546
6,459,117
Life Sciences Tools & Services 0.3%
Bachem Holding AG 1,817 167,801
Lonza Group AG
(Registered) 4,599 2,669,272
2,837,073
Machinery 0.2%
Schindler Holding AG 2,380 576,479
Schindler Holding AG
(Registered) 1,450 335,245
VAT Group AG Reg. S(b) 1,665 707,910
1,619,634
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 3,356 1,047,373
Pharmaceuticals 1.3%
Novartis AG (Registered) 126,100 13,220,482
Professional Services 0.1%
Adecco Group AG
(Registered) 9,282 376,545
SGS SA (Registered) 9,257 895,966
1,272,511

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SWITZERLAND
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 4,881 472,534
Software 0.0%
†
Temenos AG (Registered) 3,863 332,065
Specialty Retail 0.0%
†
Dufry AG (Registered)* 5,792 298,761
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 10,582 745,383
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 32,235 5,193,999
Swatch Group AG (The) 1,831 585,258
Swatch Group AG (The)
(Registered) 3,072 184,445
5,963,702
61,353,196
UNITED KINGDOM 11.2%
Aerospace & Defense 0.3%
BAE Systems plc 188,559 2,254,058
Rolls-Royce Holdings plc* 516,717 1,227,299
3,481,357
Banks 1.7%
Barclays plc 960,105 1,908,594
HSBC Holdings plc 1,227,666 10,176,591
Lloyds Banking Group plc 4,091,725 2,358,746
NatWest Group plc 354,115 1,109,582
Standard Chartered plc 148,634 1,428,051
16,981,564
Beverages 0.7%
Coca-Cola Europacific
Partners plc(a) 12,702 805,180
Diageo plc 139,234 6,075,214
6,880,394
Broadline Retail 0.1%
Next plc 7,539 682,305
Capital Markets 0.5%
3i Group plc 60,104 1,523,724
abrdn plc 116,893 348,253
Hargreaves Lansdown plc(a) 23,596 258,006
London Stock Exchange
Group plc 24,343 2,641,271
Schroders plc 52,539 309,457
St. James's Place plc 33,847 408,098
5,488,809
Chemicals 0.1%
Croda International plc 8,623 652,140
Johnson Matthey plc 10,851 250,964
903,104
Commercial Services & Supplies 0.1%
Rentokil Initial plc 155,618 1,270,180
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 95,601 340,510
Ocado Group plc* 34,677 417,029
Tesco plc 451,924 1,495,845
2,253,384
Common Stocks
Shares Value ($)
UNITED KINGDOM
Diversified Consumer Services 0.0%
†
Pearson plc 39,800 440,817
Diversified REITs 0.1%
British Land Co. plc (The) 61,375 265,986
Land Securities Group plc 43,302 359,462
625,448
Diversified Telecommunication Services 0.1%
BT Group plc(a) 417,847 654,032
Electric Utilities 0.1%
SSE plc 67,330 1,456,158
Electronic Equipment, Instruments & Components 0.1%
Halma plc 23,444 673,595
Financial Services 0.1%
M&G plc 135,126 347,770
Wise plc
, Class A
* 36,954 368,490
716,260
Food Products 0.1%
Associated British Foods plc 22,509 591,961
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 53,834 819,358
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 107,753 2,802,655
Entain plc 38,661 688,647
InterContinental Hotels
Group plc 10,691 790,438
Just Eat Takeaway.com NV
Reg. S*(b) 13,582 244,114
Whitbread plc 12,479 560,767
5,086,621
Household Durables 0.1%
Barratt Developments plc 59,535 348,585
Berkeley Group Holdings plc 6,641 370,615
Persimmon plc 18,716 278,751
Taylor Wimpey plc 207,845 305,371
1,303,322
Household Products 0.3%
Reckitt Benckiser Group plc 43,574 3,263,622
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 165,386 1,021,336
DCC plc 5,873 340,039
Smiths Group plc 20,732 451,910
1,813,285
Industrial REITs 0.1%
Segro plc 72,985 715,359
Insurance 0.3%
Admiral Group plc 12,873 351,529
Aviva plc 172,014 856,867
Legal & General Group plc 368,865 1,104,412
Phoenix Group Holdings plc 43,208 304,998
2,617,806
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 54,993 456,179
Machinery 0.1%
CNH Industrial NV 63,191 911,852
Spirax-Sarco Engineering plc 4,485 640,733
1,552,585

48 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.1%
Informa plc(a) 85,944 837,273
WPP plc 66,099 723,604
1,560,877
Multi-Utilities 0.4%
Centrica plc 351,134 622,260
National Grid plc 227,086 3,008,301
3,630,561
Oil, Gas & Consumable Fuels 0.7%
BP plc 1,084,569 6,721,686
Personal Care Products 0.8%
Unilever plc 155,987 8,394,769
Pharmaceuticals 1.4%
AstraZeneca plc 95,342 13,678,235
Professional Services 0.4%
Intertek Group plc 10,392 581,486
RELX plc 117,507 3,948,187
4,529,673
Software 0.1%
Sage Group plc (The) 63,253 760,423
Specialty Retail 0.1%
JD Sports Fashion plc 148,404 300,697
Kingfisher plc 126,894 399,983
700,680
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 23,356 665,729
Tobacco 0.6%
British American Tobacco plc 131,170 4,409,028
Imperial Brands plc 54,212 1,279,312
5,688,340
Trading Companies & Distributors 0.3%
Ashtead Group plc 27,081 2,001,451
Bunzl plc 20,855 773,022
2,774,473
Water Utilities 0.1%
Severn Trent plc 16,117 528,299
United Utilities Group plc 40,776 522,832
1,051,131
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,416,823 1,353,898
112,237,980
UNITED STATES 7.2%
Automobiles 0.3%
Stellantis NV 138,906 2,846,191
Biotechnology 0.5%
CSL Ltd. 29,787 5,369,826
Construction Materials 0.3%
Holcim Ltd. 34,231 2,376,941
James Hardie Industries plc
CHDI* 27,298 798,344
3,175,285
Electrical Equipment 0.6%
Schneider Electric SE 33,224 5,925,745
Energy Equipment & Services 0.1%
Tenaris SA 28,219 469,287
Food Products 2.1%
Nestle SA (Registered) 169,273 20,792,374
Common Stocks
Shares Value ($)
UNITED STATES
Insurance 0.2%
Swiss Re AG 18,626 1,941,206
Life Sciences Tools & Services 0.1%
QIAGEN NV* 14,062 659,312
Personal Care Products 0.1%
Haleon plc 313,640 1,359,342
Pharmaceuticals 2.6%
GSK plc 252,872 4,492,442
Roche Holding AG 45,150 14,039,242
Sanofi 70,073 7,483,549
26,015,233
Professional Services 0.2%
Experian plc 56,760 2,190,834
Software 0.1%
CyberArk Software Ltd.* 2,777 461,010
Monday.com Ltd.* 1,326 239,714
700,724
71,445,359
Total Common Stocks
(cost $596,952,934) 986,792,966
Repurchase Agreement 0.3%
Principal
Amount ($)
CF Secured, LLC, 5.28%,
dated 7/31/2023, due
8/1/2023, repurchase
price $2,961,527,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$3,020,757.(c) 2,961,092 2,961,092
Total Repurchase Agreement
(cost $2,961,092) 2,961,092
Total Investments
(cost $599,914,026) — 99.1% 989,754,058
Other assets in excess of liabilities — 0.9% 8,937,022
NET ASSETS — 100.0%
$ 998,691,080

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 49
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $12,194,660, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,961,092 and by $10,169,659 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $13,130,751.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2023 was
$14,976,071 which represents 1.50% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $2,961,092.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 45 9/2023 EUR 2,224,508 56,122
FTSE 100 Index 15 9/2023 GBP 1,480,152 26,619
Nikkei 225 Index 11 9/2023 JPY 1,284,680 33,603
SPI 200 Index 6 9/2023 AUD 741,355 10,526
Net contracts 126,870
As of July 31, 2023, the Fund had $364,549 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

50 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 16,240,842 $ – $ 16,240,842
Air Freight & Logistics – 6,332,980 – 6,332,980
Automobile Components – 6,567,512 – 6,567,512
Automobiles – 34,098,647 – 34,098,647
Banks – 96,475,305 – 96,475,305
Beverages 805,180 18,821,154 – 19,626,334
Biotechnology – 9,220,037 – 9,220,037
Broadline Retail – 7,753,547 – 7,753,547
Building Products – 10,805,926 – 10,805,926
Capital Markets 176,506 25,945,512 – 26,122,018
Chemicals – 30,684,231 – 30,684,231
Commercial Services & Supplies – 3,975,932 – 3,975,932
Communications Equipment – 2,215,264 – 2,215,264
Construction & Engineering – 8,028,918 – 8,028,918
Construction Materials – 6,638,627 – 6,638,627
Consumer Staples Distribution & Retail – 13,035,626 – 13,035,626
Containers & Packaging – 1,155,775 – 1,155,775
Distributors – 254,837 – 254,837
Diversified Consumer Services – 677,322 – 677,322
Diversified REITs – 2,312,105 – 2,312,105
Diversified Telecommunication Services – 17,139,860 – 17,139,860
Electric Utilities – 18,032,138 – 18,032,138
Electrical Equipment – 17,853,502 – 17,853,502
Electronic Equipment, Instruments &
Components – 14,130,763 – 14,130,763
Energy Equipment & Services – 469,287 – 469,287
Entertainment 1,498,762 6,745,146 – 8,243,908
Financial Services 277,034 12,333,232 – 12,610,266
Food Products – 31,276,735 – 31,276,735
Gas Utilities – 3,170,506 – 3,170,506
Ground Transportation 441,802 5,816,182 – 6,257,984
Health Care Equipment & Supplies – 20,627,320 – 20,627,320
Health Care Providers & Services – 3,054,911 – 3,054,911
Health Care Technology – 633,799 – 633,799
Hotels, Restaurants & Leisure – 18,350,246 – 18,350,246
Household Durables – 11,970,367 – 11,970,367
Household Products – 6,372,841 – 6,372,841
Independent Power and Renewable
Electricity Producers – 2,407,474 – 2,407,474
Industrial Conglomerates 508,470 15,689,710 – 16,198,180
Industrial REITs – 3,708,087 – 3,708,087
Insurance – 49,400,431 – 49,400,431
Interactive Media & Services – 2,046,882 – 2,046,882
IT Services 350,304 7,087,322 – 7,437,626
Leisure Products – 1,878,151 – 1,878,151
Life Sciences Tools & Services – 5,249,963 – 5,249,963
Machinery – 29,991,989 – 29,991,989
Marine Transportation – 3,770,893 – 3,770,893
Media – 3,822,994 – 3,822,994
Metals & Mining – 33,287,562 – 33,287,562
Multi-Utilities – 8,601,577 – 8,601,577
Office REITs – 1,517,549 – 1,517,549
Oil, Gas & Consumable Fuels – 42,077,179 – 42,077,179
Paper & Forest Products – 2,947,029 – 2,947,029
Passenger Airlines – 1,486,289 – 1,486,289
Personal Care Products – 19,969,754 – 19,969,754
Pharmaceuticals 574,342 88,841,037 – 89,415,379
Professional Services – 15,587,421 – 15,587,421
Real Estate Management & Development 186,300 11,619,604 – 11,805,904

52 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide International Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 3,547,774 $ – $ 3,547,774
Semiconductors & Semiconductor
Equipment – 34,995,163 – 34,995,163
Software 1,486,977 14,596,660 – 16,083,637
Specialty Retail – 8,288,533 139,927 8,428,460
Technology Hardware, Storage & Peripherals – 4,489,353 – 4,489,353
Textiles, Apparel & Luxury Goods – 33,336,547 – 33,336,547
Tobacco – 7,330,802 – 7,330,802
Trading Companies & Distributors 653,988 18,697,496 – 19,351,484
Transportation Infrastructure – 3,609,532 – 3,609,532
Water Utilities – 1,051,131 – 1,051,131
Wireless Telecommunication Services – 9,544,552 – 9,544,552
Total Common Stocks $ 6,959,665 $ 979,693,374 $ 139,927 $ 986,792,966
Futures Contracts 126,870 – – 126,870
Repurchase Agreement – 2,961,092 – 2,961,092
Total $ 7,086,535 $ 982,654,466 $ 139,927 $ 989,880,928
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 4,632 4,632
Purchases — —
Sales (4,632) (4,632)
Change in Unrealized Appreciation/Depreciation 46,482 46,482
Transfers into Level 3 93,445 93,445
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ 139,927 $ 139,927
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ 46,482 $ 46,482

Nationwide International Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 53
acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 126,870
Total $ 126,870
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 1.2%
BWX Technologies, Inc.(a) 25,850 1,783,650
Curtiss-Wright Corp. 10,847 2,075,682
Hexcel Corp.(a) 23,851 1,685,789
Mercury Systems, Inc.*(a) 16,623 631,341
Woodward, Inc. 16,985 2,044,654
8,221,116
Air Freight & Logistics 0.3%
GXO Logistics, Inc.* 33,661 2,257,643
Automobile Components 1.8%
Adient plc* 26,570 1,130,819
Autoliv, Inc.(a) 22,067 2,227,222
Fox Factory Holding Corp.* 12,085 1,352,312
Gentex Corp. 66,110 2,219,974
Goodyear Tire & Rubber Co.
(The)* 80,966 1,301,933
Lear Corp. 16,728 2,588,825
Visteon Corp.*(a) 7,967 1,227,635
12,048,720
Automobiles 0.5%
Harley-Davidson, Inc. 37,371 1,442,894
Thor Industries, Inc.(a) 15,100 1,743,899
3,186,793
Banks 5.8%
Associated Banc-Corp. 42,813 811,306
Bank OZK 30,793 1,346,578
Cadence Bank 52,191 1,307,385
Cathay General Bancorp 20,721 788,227
Columbia Banking System,
Inc. 59,550 1,330,942
Commerce Bancshares, Inc.
(a) 32,024 1,703,036
Cullen/Frost Bankers, Inc. 18,217 1,978,002
East West Bancorp, Inc. 40,057 2,491,946
First Financial Bankshares,
Inc.(a) 37,104 1,209,219
First Horizon Corp. 152,021 2,072,046
FNB Corp. 103,145 1,319,225
Glacier Bancorp, Inc. 31,672 1,035,674
Hancock Whitney Corp. 24,590 1,082,206
Home BancShares, Inc. 53,878 1,309,774
International Bancshares Corp. 15,083 748,720
New York Community
Bancorp, Inc. 204,585 2,837,594
Old National Bancorp 82,227 1,400,326
Pinnacle Financial Partners,
Inc. 21,923 1,663,956
Prosperity Bancshares, Inc. 26,933 1,705,398
SouthState Corp.(a) 21,689 1,684,585
Synovus Financial Corp. 41,116 1,393,832
Texas Capital Bancshares,
Inc.* 13,675 873,149
UMB Financial Corp. 12,380 878,980
United Bankshares, Inc.(a) 37,762 1,262,761
Valley National Bancorp(a) 120,419 1,235,499
Webster Financial Corp. 49,424 2,338,744
Wintrust Financial Corp. 17,219 1,452,595
39,261,705
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 2,676 993,973
Common Stocks
Shares Value ($)
Beverages
Celsius Holdings, Inc.* 11,495 1,663,327
Coca-Cola Consolidated, Inc. 1,281 811,398
3,468,698
Biotechnology 1.6%
Arrowhead Pharmaceuticals,
Inc.* 30,538 1,054,172
Exelixis, Inc.* 92,001 1,813,340
Halozyme Therapeutics, Inc.* 37,617 1,616,026
Neurocrine Biosciences, Inc.* 27,670 2,819,296
United Therapeutics Corp.* 13,292 3,226,234
10,529,068
Broadline Retail 0 .6%
Kohl's Corp. 31,422 893,956
Macy's, Inc. 77,795 1,290,619
Nordstrom, Inc. 32,280 745,991
Ollie's Bargain Outlet
Holdings, Inc.* 16,444 1,198,438
4,129,004
Building Products 4.0%
Advanced Drainage Systems,
Inc. 17,699 2,159,101
Builders FirstSource, Inc.* 36,366 5,252,341
Carlisle Cos., Inc. 14,461 4,008,589
Fortune Brands Innovations,
Inc. 35,921 2,552,905
Lennox International, Inc. 9,167 3,368,323
Owens Corning 25,567 3,579,124
Simpson Manufacturing Co.,
Inc.(a) 12,045 1,903,110
Trex Co., Inc.*(a) 30,783 2,128,337
UFP Industries, Inc. 17,531 1,801,486
26,753,316
Capital Markets 1.9%
Affiliated Managers Group, Inc. 10,313 1,429,794
Evercore, Inc., Class A(a) 10,078 1,361,135
Federated Hermes, Inc., Class
B 24,292 821,798
Interactive Brokers Group,
Inc., Class A 29,194 2,549,512
Janus Henderson Group plc 37,142 1,090,118
Jefferies Financial Group, Inc. 52,750 1,940,672
SEI Investments Co. 28,614 1,802,396
Stifel Financial Corp. 29,992 1,905,692
12,901,117
Chemicals 2.4%
Ashland, Inc. 13,651 1,247,155
Avient Corp. 24,455 991,161
Axalta Coating Systems Ltd.* 62,685 2,005,920
Cabot Corp. 16,039 1,138,769
Chemours Co. (The) 42,085 1,556,303
NewMarket Corp. 1,897 856,875
Olin Corp. 33,975 1,959,678
RPM International, Inc.(a) 36,577 3,778,770
Scotts Miracle-Gro Co. (The) 11,693 818,978
Sensient Technologies Corp. 12,055 772,002
Westlake Corp. 9,845 1,353,688
16,479,299
Commercial Services & Supplies 1.3%
Brink's Co. (The) 13,262 967,595

Nationwide Mid Cap Market Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 14,260 2,370,868
MSA Safety, Inc. 10,427 1,730,882
Stericycle, Inc.* 26,409 1,122,118
Tetra Tech, Inc. 15,089 2,553,210
8,744,673
Communications Equipment 0.5%
Calix, Inc.* 16,352 737,639
Ciena Corp.* 42,158 1,779,067
Lumentum Holdings, Inc.*(a) 19,625 1,027,565
3,544,271
Construction & Engineering 1.8%
AECOM 39,439 3,431,193
EMCOR Group, Inc. 13,477 2,898,094
Fluor Corp.*(a) 40,918 1,267,640
MasTec, Inc.* 16,875 1,987,031
MDU Resources Group, Inc. 58,173 1,286,787
Valmont Industries, Inc. 5,947 1,574,468
12,445,213
Construction Materials 0.4%
Eagle Materials, Inc. 10,192 1,879,099
Knife River Corp.* 14,543 632,184
2,511,283
Consumer Finance 0.3%
FirstCash Holdings, Inc. 10,521 1,002,441
SLM Corp. 69,240 1,120,303
2,122,744
Consumer Staples Distribution & Retail 1.9%
BJ's Wholesale Club Holdings,
Inc.* 38,088 2,525,615
Casey's General Stores, Inc. 10,564 2,669,100
Grocery Outlet Holding Corp.* 25,550 854,648
Performance Food Group Co.* 44,284 2,646,412
Sprouts Farmers Market,
Inc.*(a) 29,437 1,155,402
US Foods Holding Corp.* 64,298 2,747,454
12,598,631
Containers & Packaging 1.9%
AptarGroup, Inc. 18,546 2,252,597
Berry Global Group, Inc. 33,752 2,213,119
Crown Holdings, Inc. 34,077 3,160,983
Graphic Packaging Holding
Co. 86,924 2,103,561
Greif, Inc., Class A 7,409 548,044
Silgan Holdings, Inc. 23,937 1,049,637
Sonoco Products Co. 27,638 1,620,692
12,948,633
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 1,080 633,690
Grand Canyon Education,
Inc.* 8,777 952,743
H&R Block, Inc. 43,503 1,462,136
Service Corp. International 42,880 2,857,952
5,906,521
Diversified Telecommunication Services 0.5%
Frontier Communications
Parent, Inc.* 63,782 1,161,470
Iridium Communications, Inc. 35,650 1,873,408
3,034,878
Common Stocks
Shares Value ($)
Electric Utilities 1.2%
ALLETE, Inc. 16,373 940,301
Hawaiian Electric Industries,
Inc. 30,765 1,181,068
IDACORP, Inc. 14,457 1,486,469
OGE Energy Corp. 56,662 2,048,331
PNM Resources, Inc.(a) 24,520 1,098,987
Portland General Electric Co. 27,601 1,315,740
8,070,896
Electrical Equipment 2.2%
Acuity Brands, Inc. 9,084 1,501,040
EnerSys(a) 11,670 1,264,094
Hubbell, Inc., Class B 15,205 4,743,960
nVent Electric plc 47,326 2,502,599
Regal Rexnord Corp. 18,804 2,936,809
Sunrun, Inc.*(a) 60,497 1,148,233
Vicor Corp.* 6,400 590,528
14,687,263
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.* 16,001 2,280,782
Avnet, Inc. 26,110 1,266,335
Belden, Inc. 12,155 1,174,659
Cognex Corp. 48,956 2,673,977
Coherent Corp.* 39,439 1,867,831
IPG Photonics Corp.* 8,773 1,153,211
Jabil, Inc.(a) 37,647 4,166,393
Littelfuse, Inc. 7,026 2,140,120
National Instruments Corp. 37,224 2,196,216
Novanta, Inc.* 10,120 1,790,228
TD SYNNEX Corp. 11,860 1,170,701
Vishay Intertechnology, Inc. 36,447 1,025,983
Vontier Corp. 44,455 1,374,993
24,281,429
Energy Equipment & Services 0.8%
ChampionX Corp.(a) 55,968 1,992,461
NOV, Inc. 111,334 2,235,586
Valaris Ltd.* 16,896 1,297,613
5,525,660
Entertainment 0.2%
World Wrestling Entertainment,
Inc., Class A 12,399 1,301,895
Financial Services 1.4%
Essent Group Ltd. 30,640 1,519,744
Euronet Worldwide, Inc.* 13,468 1,183,433
MGIC Investment Corp. 81,878 1,370,638
Voya Financial, Inc. 27,799 2,064,354
Western Union Co. (The) 89,632 1,091,718
WEX, Inc.* 12,135 2,297,762
9,527,649
Food Products 1.4%
Darling Ingredients, Inc.* 45,271 3,135,017
Flowers Foods, Inc. 55,066 1,360,681
Ingredion, Inc. 18,678 2,078,114
Lancaster Colony Corp.(a) 5,661 1,090,478
Pilgrim's Pride Corp.* 12,849 318,270
Post Holdings, Inc.* 15,295 1,304,664
9,287,224
Gas Utilities 1.1%
National Fuel Gas Co. 26,225 1,392,810

56 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Gas Utilities
New Jersey Resources Corp.
(a) 27,699 1,238,145
ONE Gas, Inc.(a) 15,564 1,231,579
Southwest Gas Holdings, Inc. 18,442 1,216,066
Spire, Inc.(a) 15,025 955,139
UGI Corp.(a) 59,798 1,613,948
7,647,687
Ground Transportation 2.2%
Avis Budget Group, Inc.* 6,732 1,482,992
Hertz Global Holdings, Inc.* 44,722 753,566
Knight-Swift Transportation
Holdings, Inc., Class A 45,650 2,773,238
Landstar System, Inc. 10,165 2,069,492
Ryder System, Inc. 13,281 1,356,654
Saia, Inc.* 7,524 3,183,706
Werner Enterprises, Inc. 16,807 790,265
XPO, Inc.* 32,772 2,269,133
14,679,046
Health Care Equipment & Supplies 3.3%
Enovis Corp.* 13,700 875,430
Envista Holdings Corp.* 46,187 1,589,295
Globus Medical, Inc., Class
A*(a) 22,499 1,356,015
Haemonetics Corp.*(a) 14,411 1,329,271
ICU Medical, Inc.*(a) 5,774 1,028,811
Inari Medical, Inc.* 14,600 833,222
Integra LifeSciences Holdings
Corp.* 20,294 922,768
Lantheus Holdings, Inc.*(a) 19,291 1,668,479
LivaNova plc* 15,360 897,792
Masimo Corp.* 13,748 1,681,380
Neogen Corp.* 61,767 1,432,377
Omnicell, Inc.*(a) 12,878 813,246
Penumbra, Inc.* 10,854 3,292,669
QuidelOrtho Corp.* 15,418 1,346,916
Shockwave Medical, Inc.* 10,392 2,708,155
STAAR Surgical Co.*(a) 13,807 756,209
22,532,035
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.* 26,045 2,058,336
Amedisys, Inc.* 9,290 843,904
Chemed Corp.(a) 4,254 2,216,717
Encompass Health Corp. 28,341 1,871,356
HealthEquity, Inc.* 24,123 1,638,917
Option Care Health, Inc.* 47,244 1,595,902
Patterson Cos., Inc. 24,842 817,054
Progyny, Inc.* 21,697 906,067
R1 RCM, Inc.* 39,158 676,650
Tenet Healthcare Corp.* 28,884 2,158,501
14,783,404
Health Care REITs 1.2%
Healthcare Realty Trust, Inc.,
Class A 107,751 2,104,377
Medical Properties Trust, Inc. 168,834 1,703,535
Omega Healthcare Investors,
Inc. 66,319 2,115,576
Physicians Realty Trust 68,103 1,003,838
Sabra Health Care REIT, Inc. 65,598 852,118
7,779,444
Common Stocks
Shares Value ($)
Health Care Technology 0.2%
Doximity, Inc., Class A* 33,910 1,211,604
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 61,182 833,911
Hotels, Restaurants & Leisure 3.4%
Aramark 73,944 2,985,119
Boyd Gaming Corp. 21,934 1,498,531
Choice Hotels International,
Inc.(a) 7,564 988,993
Churchill Downs, Inc. 18,675 2,163,499
Hilton Grand Vacations, Inc.* 21,959 1,021,093
Light & Wonder, Inc.* 26,029 1,829,839
Marriott Vacations Worldwide
Corp. 10,515 1,351,283
Papa John's International, Inc. 8,489 702,040
Penn Entertainment, Inc.*(a) 43,274 1,137,673
Planet Fitness, Inc., Class A* 23,988 1,620,150
Texas Roadhouse, Inc., Class
A 18,967 2,115,769
Travel + Leisure Co. 21,788 887,425
Wendy's Co. (The) 48,161 1,034,980
Wingstop, Inc. 8,459 1,426,018
Wyndham Hotels & Resorts,
Inc. 24,255 1,889,950
22,652,362
Household Durables 1.8%
Helen of Troy Ltd.* 6,867 970,307
KB Home 22,932 1,237,640
Leggett & Platt, Inc. 38,026 1,112,641
Taylor Morrison Home Corp.,
Class A* 31,170 1,509,251
Tempur Sealy International,
Inc. 48,698 2,173,392
Toll Brothers, Inc. 29,171 2,343,307
TopBuild Corp.* 8,997 2,464,548
11,811,086
Household Products 0.1%
Energizer Holdings, Inc. 18,852 673,016
Independent Power and Renewable Electricity Producers
0.2%
Ormat Technologies, Inc. 15,009 1,220,232
Industrial REITs 1.4%
EastGroup Properties, Inc. 12,575 2,228,038
First Industrial Realty Trust,
Inc. 37,411 1,934,149
Rexford Industrial Realty, Inc. 57,017 3,141,067
STAG Industrial, Inc. 50,706 1,840,628
9,143,882
Insurance 3.8%
American Financial Group, Inc. 19,787 2,406,297
Brighthouse Financial, Inc.* 19,077 994,484
CNO Financial Group, Inc. 32,724 841,661
First American Financial Corp. 29,138 1,846,767
Hanover Insurance Group, Inc.
(The) 10,206 1,158,177
Kemper Corp. 18,251 930,254
Kinsale Capital Group, Inc. 6,164 2,296,891
Old Republic International
Corp. 77,004 2,123,000
Primerica, Inc.(a) 10,252 2,180,600

Nationwide Mid Cap Market Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 18,872 2,648,685
RenaissanceRe Holdings Ltd. 14,246 2,660,583
RLI Corp. 11,582 1,545,155
Selective Insurance Group,
Inc. 17,074 1,761,866
Unum Group 52,515 2,552,754
25,947,174
Interactive Media & Services 0.5%
TripAdvisor, Inc.* 30,291 564,927
Ziff Davis, Inc.* 13,507 979,528
ZoomInfo Technologies, Inc.,
Class A* 76,250 1,949,712
3,494,167
IT Services 0.1%
Kyndryl Holdings, Inc.* 58,096 793,591
Leisure Products 1.1%
Brunswick Corp. 19,971 1,723,697
Mattel, Inc.* 100,185 2,133,941
Polaris, Inc. 15,122 2,054,172
Topgolf Callaway Brands
Corp.*(a) 39,497 788,755
YETI Holdings, Inc.* 24,753 1,054,478
7,755,043
Life Sciences Tools & Services 1.3%
Azenta, Inc.* 18,585 873,123
Bruker Corp. 28,239 1,940,584
Medpace Holdings, Inc.* 7,057 1,786,621
Repligen Corp.* 14,657 2,514,555
Sotera Health Co.* 28,247 536,128
Syneos Health, Inc.* 29,612 1,255,845
8,906,856
Machinery 4.7%
AGCO Corp. 17,603 2,342,959
Chart Industries, Inc.*(a) 11,868 2,161,875
Crane Co. 13,775 1,290,580
Crane NXT Co. 13,760 813,904
Donaldson Co., Inc. 34,329 2,156,891
Esab Corp. 14,795 1,016,416
Flowserve Corp. 37,465 1,414,678
Graco, Inc. 47,764 3,789,118
ITT, Inc. 23,334 2,324,066
Lincoln Electric Holdings, Inc. 16,336 3,278,799
Middleby Corp. (The)*(a) 15,153 2,300,983
Oshkosh Corp. 18,436 1,697,403
Terex Corp. 19,368 1,135,546
Timken Co. (The)(a) 18,608 1,727,939
Toro Co. (The) 29,589 3,007,722
Watts Water Technologies,
Inc., Class A 7,830 1,460,530
31,919,409
Marine Transportation 0.2%
Kirby Corp.* 17,140 1,396,567
Media 0.9%
Cable One, Inc. 1,347 975,147
New York Times Co. (The),
Class A 46,327 1,888,288
Nexstar Media Group, Inc.,
Class A 10,129 1,891,287
Common Stocks
Shares Value ($)
Media
TEGNA, Inc. 64,283 1,086,383
5,841,105
Metals & Mining 2.4%
Alcoa Corp. 50,392 1,823,687
Cleveland-Cliffs, Inc.* 145,955 2,576,106
Commercial Metals Co. 33,093 1,893,581
MP Materials Corp.*(a) 26,385 629,282
Reliance Steel & Aluminum
Co. 16,682 4,885,491
Royal Gold, Inc.(a) 18,596 2,234,123
United States Steel Corp. 64,691 1,649,621
Worthington Industries, Inc. 8,670 646,955
16,338,846
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc. 140,088 2,814,368
Starwood Property Trust, Inc. 88,193 1,829,123
4,643,491
Multi-Utilities 0.3%
Black Hills Corp. 19,043 1,148,864
NorthWestern Corp. 17,081 964,564
2,113,428
Office REITs 0.7%
Corporate Office Properties
Trust 31,924 830,024
Cousins Properties, Inc. 43,334 1,058,650
Highwoods Properties, Inc. 30,024 758,707
Kilroy Realty Corp. 30,112 1,074,998
Vornado Realty Trust 46,044 1,035,069
4,757,448
Oil, Gas & Consumable Fuels 3.7%
Antero Midstream Corp. 95,915 1,145,225
Antero Resources Corp.* 78,031 2,087,329
Chord Energy Corp. 11,744 1,841,929
CNX Resources Corp.*(a) 46,980 958,392
DT Midstream, Inc. 27,678 1,481,327
Equitrans Midstream Corp. 123,746 1,283,246
HF Sinclair Corp. 36,376 1,894,826
Matador Resources Co. 32,345 1,799,352
Murphy Oil Corp. 41,420 1,792,243
Ovintiv, Inc.(a) 69,339 3,195,835
PBF Energy, Inc., Class A 31,339 1,486,722
PDC Energy, Inc. 24,711 1,875,318
Range Resources Corp.(a) 68,255 2,145,255
Southwestern Energy Co.* 311,319 2,017,347
25,004,346
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 20,580 1,566,755
Passenger Airlines 0.1%
JetBlue Airways Corp.* 93,671 727,824
Personal Care Products 0.4%
BellRing Brands, Inc.* 37,937 1,363,835
Coty, Inc., Class A* 104,755 1,261,250
2,625,085
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 18,284 2,384,600

58 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 38,066 1,394,738
3,779,338
Professional Services 3.1%
ASGN, Inc.* 14,083 1,074,814
CACI International, Inc., Class
A* 6,453 2,261,389
Concentrix Corp. 12,195 1,015,112
ExlService Holdings, Inc.* 9,368 1,320,420
Exponent, Inc. 14,522 1,300,881
FTI Consulting, Inc.* 9,608 1,682,937
Genpact Ltd. 48,397 1,746,648
Insperity, Inc. 10,092 1,187,324
KBR, Inc. 38,465 2,365,213
ManpowerGroup, Inc. 14,405 1,136,266
Maximus, Inc. 17,364 1,454,409
Paylocity Holding Corp.* 11,699 2,653,918
Science Applications
International Corp. 15,252 1,850,678
21,050,009
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.* 13,523 2,252,256
Residential REITs 0.9%
Apartment Income REIT Corp.,
Class A 42,622 1,472,164
Equity LifeStyle Properties,
Inc. 49,958 3,556,010
Independence Realty Trust,
Inc. 64,079 1,091,906
6,120,080
Retail REITs 1.3%
Agree Realty Corp. 26,323 1,705,204
Brixmor Property Group, Inc. 84,969 1,932,195
Kite Realty Group Trust 62,654 1,433,524
NNN REIT, Inc. 51,557 2,200,453
Spirit Realty Capital, Inc. 39,868 1,607,876
8,879,252
Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems, Inc.* 18,624 961,185
Amkor Technology, Inc. 28,770 836,919
Cirrus Logic, Inc.* 15,785 1,275,428
Lattice Semiconductor
Corp.*(a) 39,056 3,551,753
MACOM Technology Solutions
Holdings, Inc.* 14,477 1,012,232
MKS Instruments, Inc.(a) 16,218 1,770,519
Power Integrations, Inc. 16,383 1,591,445
Silicon Laboratories, Inc.* 9,140 1,363,139
Synaptics, Inc.* 11,291 1,019,690
Universal Display Corp. 12,302 1,794,616
Wolfspeed, Inc.*(a) 35,256 2,323,370
17,500,296
Software 2.7%
ACI Worldwide, Inc.* 30,944 717,591
Aspen Technology, Inc.* 8,339 1,488,511
Blackbaud, Inc.*(a) 12,925 975,191
CommVault Systems, Inc.* 12,562 978,957
Dropbox, Inc., Class A* 76,978 2,074,557
Dynatrace, Inc.* 61,511 3,364,037
Envestnet, Inc.*(a) 14,365 890,343
Common Stocks
Shares Value ($)
Software
Manhattan Associates, Inc.* 17,599 3,354,721
NCR Corp.*(a) 40,108 1,078,103
Qualys, Inc.* 9,591 1,331,231
Teradata Corp.* 28,881 1,641,885
17,895,127
Specialized REITs 1.4%
CubeSmart 63,748 2,764,114
EPR Properties 21,505 959,983
Lamar Advertising Co., Class A 24,796 2,447,365
National Storage Affiliates
Trust 23,301 787,341
PotlatchDeltic Corp. 22,829 1,224,319
Rayonier, Inc. 42,342 1,402,367
9,585,489
Specialty Retail 3.0%
AutoNation, Inc.* 8,990 1,447,210
Dick's Sporting Goods, Inc. 17,421 2,456,361
Five Below, Inc.*(a) 15,794 3,290,522
Foot Locker, Inc.(a) 22,485 604,172
GameStop Corp., Class A*(a) 72,250 1,603,950
Gap, Inc. (The)(a) 60,254 620,616
Lithia Motors, Inc., Class A 7,802 2,422,755
Murphy USA, Inc. 5,660 1,737,790
RH* 5,044 1,957,930
Valvoline, Inc. 39,666 1,506,118
Williams-Sonoma, Inc.(a) 18,603 2,579,120
20,226,544
Technology Hardware, Storage & Peripherals 0.7%
Super Micro Computer, Inc.*(a) 12,957 4,279,309
Xerox Holdings Corp. 32,283 515,882
4,795,191
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.* 35,911 1,325,475
Carter's, Inc.(a) 10,766 807,558
Columbia Sportswear Co.(a) 10,027 788,222
Crocs, Inc.* 17,552 1,901,759
Deckers Outdoor Corp.* 7,479 4,066,258
PVH Corp. 17,936 1,607,783
Skechers USA, Inc., Class A* 37,981 2,110,984
Under Armour, Inc., Class A* 52,601 423,964
Under Armour, Inc., Class
C*(a) 52,302 388,081
13,420,084
Trading Companies & Distributors 1.5%
GATX Corp.(a) 10,084 1,264,130
MSC Industrial Direct Co., Inc.,
Class A(a) 13,500 1,362,420
Univar Solutions, Inc.* 44,519 1,608,916
Watsco, Inc. 9,483 3,586,376
WESCO International, Inc. 12,782 2,244,136
10,065,978
Water Utilities 0.4%
Essential Utilities, Inc. 68,230 2,885,447
Total Common Stocks
(cost $453,764,572) 673,029,277

Nationwide Mid Cap Market Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 59
Repurchase Agreement 2.2%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $14,928,185,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$15,226,749.(b) 14,925,995 14,925,995
Total Repurchase Agreement
(cost $14,925,995) 14,925,995
Total Investments
(cost $468,690,567) — 101.9% 687,955,272
Liabilities in excess of other assets — (1.9)% (12,737,550)
NET ASSETS — 100.0%
$ 675,217,722
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $70,312,411, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $14,925,995 and by $57,296,270 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 8/10/2023 – 2/15/2053, a total value of $72,222,265.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $14,925,995.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 7 9/2023 USD 1,920,380 41,151
Net contracts 41,151
As of July 31, 2023, the Fund had $116,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

60 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide Mid Cap Market Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 61
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 673,029,277 $ – $ – $ 673,029,277
Futures Contracts 41,151 – – 41,151
Repurchase Agreement – 14,925,995 – 14,925,995
Total $ 673,070,428 $ 14,925,995 $ – $ 687,996,423
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 41,151
Total $ 41,151
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

62 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.6%
Axon Enterprise, Inc.* 2,395 445,302
Boeing Co. (The)* 19,145 4,572,783
General Dynamics Corp. 7,616 1,702,785
Howmet Aerospace, Inc. 12,151 621,402
Huntington Ingalls Industries,
Inc. 1,361 312,581
L3Harris Technologies, Inc. 6,408 1,214,252
Lockheed Martin Corp. 7,631 3,406,250
Northrop Grumman Corp. 4,833 2,150,685
RTX Corp. 49,467 4,349,633
Textron, Inc.(a) 6,828 531,014
TransDigm Group, Inc. 1,767 1,589,805
20,896,492
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,135 414,244
Expeditors International of
Washington, Inc. 5,173 658,523
FedEx Corp. 7,829 2,113,439
United Parcel Service, Inc.,
Class B 24,538 4,591,796
7,778,002
Automobile Components 0.1%
Aptiv plc* 9,079 994,060
BorgWarner, Inc. 7,763 360,979
1,355,039
Automobiles 2.1%
Ford Motor Co. 133,048 1,757,564
General Motors Co. 47,063 1,805,807
Tesla, Inc.* 91,209 24,392,023
27,955,394
Banks 3.2%
Bank of America Corp. 235,313 7,530,016
Citigroup, Inc. 65,908 3,141,175
Citizens Financial Group, Inc. 15,826 510,547
Comerica, Inc. 4,469 241,147
Fifth Third Bancorp 23,557 685,509
Huntington Bancshares, Inc. 47,529 581,755
JPMorgan Chase & Co. 98,935 15,627,773
KeyCorp 31,547 388,344
M&T Bank Corp. 5,769 806,852
PNC Financial Services
Group, Inc. (The) 13,512 1,849,658
Regions Financial Corp. 31,496 641,573
Truist Financial Corp. 45,092 1,497,956
US Bancorp 47,227 1,873,967
Wells Fargo & Co. 127,032 5,863,797
Zions Bancorp NA(a) 5,591 213,856
41,453,925
Beverages 1.7%
Brown-Forman Corp., Class B 6,148 434,049
Coca-Cola Co. (The) 131,769 8,160,454
Constellation Brands, Inc.,
Class A 5,459 1,489,215
Keurig Dr Pepper, Inc. 28,401 965,918
Molson Coors Beverage Co.,
Class B(a) 6,259 436,691
Monster Beverage Corp.* 25,869 1,487,209
PepsiCo, Inc. 46,642 8,743,509
21,717,045
Common Stocks
Shares Value ($)
Biotechnology 1.9%
AbbVie, Inc. 59,730 8,934,413
Amgen, Inc. 18,090 4,235,774
Biogen, Inc.* 4,900 1,323,931
Gilead Sciences, Inc. 42,229 3,215,316
Incyte Corp.* 6,374 406,151
Moderna, Inc.* 11,099 1,305,908
Regeneron Pharmaceuticals,
Inc.* 3,653 2,710,197
Vertex Pharmaceuticals, Inc.* 8,719 3,072,053
25,203,743
Broadline Retail 3.2%
Amazon.com, Inc.* 302,209 40,399,299
eBay, Inc. 18,005 801,403
Etsy, Inc.*(a) 4,176 424,490
41,625,192
Building Products 0.5%
A O Smith Corp. 4,096 297,493
Allegion plc 2,995 349,996
Carrier Global Corp. 28,264 1,683,121
Johnson Controls International
plc 23,200 1,613,560
Masco Corp. 7,621 462,442
Trane Technologies plc 7,721 1,539,876
5,946,488
Capital Markets 2.7%
Ameriprise Financial, Inc. 3,527 1,228,983
Bank of New York Mellon
Corp. (The) 24,312 1,102,792
BlackRock, Inc. 5,071 3,746,708
Cboe Global Markets, Inc. 3,506 489,718
Charles Schwab Corp. (The) 50,312 3,325,623
CME Group, Inc. 12,178 2,422,935
FactSet Research Systems,
Inc. 1,263 549,456
Franklin Resources, Inc.(a) 10,279 300,558
Goldman Sachs Group, Inc.
(The) 11,255 4,005,317
Intercontinental Exchange, Inc. 18,954 2,175,919
Invesco Ltd. 15,312 257,242
MarketAxess Holdings, Inc. 1,217 327,641
Moody's Corp. 5,343 1,884,743
Morgan Stanley 44,103 4,038,071
MSCI, Inc., Class A 2,711 1,485,845
Nasdaq, Inc. 11,790 595,277
Northern Trust Corp. 7,293 584,315
Raymond James Financial,
Inc. 6,457 710,722
S&P Global, Inc. 11,105 4,381,034
State Street Corp. 11,316 819,731
T. Rowe Price Group, Inc.(a) 7,508 925,436
35,358,066
Chemicals 1.7%
Air Products & Chemicals, Inc. 7,520 2,296,082
Albemarle Corp. 3,914 830,864
Celanese Corp., Class A 3,261 408,897
CF Industries Holdings, Inc. 6,599 541,646
Corteva, Inc. 24,009 1,354,828
Dow, Inc. 23,946 1,352,231
DuPont de Nemours, Inc. 15,856 1,230,901
Eastman Chemical Co. 4,227 361,747

Nationwide S&P 500 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Chemicals
Ecolab, Inc. 8,386 1,535,812
FMC Corp. 4,350 418,600
International Flavors &
Fragrances, Inc. 8,741 739,576
Linde plc 16,575 6,475,355
LyondellBasell Industries NV,
Class A 8,521 842,386
Mosaic Co. (The) 10,944 446,077
PPG Industries, Inc. 7,970 1,146,883
Sherwin-Williams Co. (The) 7,945 2,196,793
22,178,678
Commercial Services & Supplies 0.5%
Cintas Corp. 2,927 1,469,471
Copart, Inc.* 14,435 1,275,910
Republic Services, Inc., Class
A 6,889 1,040,997
Rollins, Inc. 7,630 311,533
Waste Management, Inc. 12,533 2,052,780
6,150,691
Communications Equipment 0.8%
Arista Networks, Inc.* 8,454 1,311,131
Cisco Systems, Inc. 138,665 7,216,127
F5, Inc.* 2,045 323,601
Juniper Networks, Inc. 11,279 313,556
Motorola Solutions, Inc. 5,678 1,627,485
10,791,900
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 4,991 1,006,285
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,069 923,726
Vulcan Materials Co. 4,435 977,917
1,901,643
Consumer Finance 0.5%
American Express Co. 20,130 3,399,554
Capital One Financial Corp. 12,893 1,508,739
Discover Financial Services 8,597 907,413
Synchrony Financial 14,127 487,947
6,303,653
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 15,014 8,417,899
Dollar General Corp. 7,418 1,252,603
Dollar Tree, Inc.* 7,039 1,086,329
Kroger Co. (The) 22,109 1,075,382
Sysco Corp. 17,154 1,309,022
Target Corp. 15,626 2,132,480
Walgreens Boots Alliance, Inc. 24,244 726,593
Walmart, Inc. 47,486 7,591,112
23,591,420
Containers & Packaging 0.2%
Amcor plc 48,265 495,199
Avery Dennison Corp. 2,823 519,460
Ball Corp.(a) 10,875 638,254
International Paper Co. 11,916 429,691
Packaging Corp. of America 3,045 466,951
Sealed Air Corp. 4,541 207,160
Westrock Co. 8,246 274,509
3,031,224
Common Stocks
Shares Value ($)
Distributors 0.1%
Genuine Parts Co. 4,652 724,410
LKQ Corp. 8,448 462,866
Pool Corp.(a) 1,364 524,785
1,712,061
Diversified Telecommunication Services 0.6%
AT&T, Inc. 242,031 3,514,290
Verizon Communications, Inc. 142,327 4,850,504
8,364,794
Electric Utilities 1.6%
Alliant Energy Corp.(a) 8,352 448,836
American Electric Power Co.,
Inc. 17,428 1,476,849
Constellation Energy Corp. 10,865 1,050,102
Duke Energy Corp. 26,091 2,442,639
Edison International 12,835 923,607
Entergy Corp. 7,191 738,516
Evergy, Inc. 7,514 450,615
Eversource Energy 11,810 854,217
Exelon Corp. 33,375 1,397,078
FirstEnergy Corp. 18,170 715,716
NextEra Energy, Inc. 68,503 5,021,270
NRG Energy, Inc. 7,298 277,251
PG&E Corp.* 54,309 956,382
Pinnacle West Capital Corp. 3,789 313,805
PPL Corp. 25,495 701,877
Southern Co. (The) 36,916 2,670,503
Xcel Energy, Inc. 18,440 1,156,741
21,596,004
Electrical Equipment 0.6%
AMETEK, Inc. 7,803 1,237,556
Eaton Corp. plc 13,495 2,770,793
Emerson Electric Co. 19,348 1,767,440
Generac Holdings, Inc.* 2,042 313,855
Rockwell Automation, Inc. 3,889 1,307,832
7,397,476
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,155 1,779,888
CDW Corp. 4,460 834,332
Corning, Inc. 25,903 879,148
Keysight Technologies, Inc.* 6,161 992,414
TE Connectivity Ltd. 10,668 1,530,751
Teledyne Technologies, Inc.* 1,565 601,789
Trimble, Inc.* 8,611 463,272
Zebra Technologies Corp.,
Class A* 1,757 541,086
7,622,680
Energy Equipment & Services 0.4%
Baker Hughes Co., Class A 34,035 1,218,113
Halliburton Co. 31,231 1,220,507
Schlumberger NV 48,255 2,815,197
5,253,817
Entertainment 1.4%
Activision Blizzard, Inc.* 24,220 2,246,647
Electronic Arts, Inc. 8,820 1,202,607
Live Nation Entertainment,
Inc.*(a) 4,734 415,409
Netflix, Inc.* 15,050 6,606,498
Take-Two Interactive Software,
Inc.* 5,240 801,406

64 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Walt Disney Co. (The)* 61,864 5,499,091
Warner Bros Discovery, Inc.* 76,254 996,640
17,768,298
Financial Services 4.1%
Berkshire Hathaway, Inc.,
Class B* 60,374 21,249,233
Fidelity National Information
Services, Inc. 20,005 1,207,902
Fiserv, Inc.* 20,899 2,637,663
FleetCor Technologies, Inc.* 2,448 609,331
Global Payments, Inc. 8,703 959,506
Jack Henry & Associates, Inc. 2,500 418,925
Mastercard, Inc., Class A 28,329 11,169,558
PayPal Holdings, Inc.* 37,773 2,863,949
Visa, Inc., Class A(a) 54,785 13,024,038
54,140,105
Food Products 1.0%
Archer-Daniels-Midland Co. 18,436 1,566,323
Bunge Ltd. 5,170 561,824
Campbell Soup Co. 6,894 315,883
Conagra Brands, Inc. 15,991 524,665
General Mills, Inc. 19,885 1,486,205
Hershey Co. (The) 4,981 1,152,155
Hormel Foods Corp. 9,810 401,033
J M Smucker Co. (The)(a) 3,601 542,491
Kellogg Co. 8,874 593,582
Kraft Heinz Co. (The) 26,672 964,993
Lamb Weston Holdings, Inc. 4,799 497,320
McCormick & Co., Inc.
(Non-Voting) 8,682 776,865
Mondelez International, Inc.,
Class A 46,106 3,417,838
Tyson Foods, Inc., Class A 9,859 549,343
13,350,520
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 5,000 608,550
Ground Transportation 0.8%
CSX Corp. 68,830 2,293,416
JB Hunt Transport Services,
Inc. 2,782 567,361
Norfolk Southern Corp. 7,707 1,800,278
Old Dominion Freight Line, Inc. 3,042 1,276,088
Union Pacific Corp. 20,641 4,789,125
10,726,268
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 58,872 6,554,220
Align Technology, Inc.* 2,409 910,337
Baxter International, Inc. 17,037 770,584
Becton Dickinson & Co. 9,615 2,678,931
Boston Scientific Corp.* 48,674 2,523,747
Cooper Cos., Inc. (The) 1,724 674,532
Dentsply Sirona, Inc. 7,284 302,432
Dexcom, Inc.* 13,124 1,634,725
Edwards Lifesciences Corp.* 20,524 1,684,405
GE HealthCare Technologies,
Inc. 12,315 960,570
Hologic, Inc.* 8,466 672,370
IDEXX Laboratories, Inc.* 2,801 1,553,799
Insulet Corp.*(a) 2,392 661,986
Intuitive Surgical, Inc.* 11,863 3,848,357
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 45,042 3,952,886
ResMed, Inc. 5,075 1,128,426
STERIS plc 3,415 770,253
Stryker Corp. 11,438 3,241,644
Teleflex, Inc.(a) 1,518 381,276
Zimmer Biomet Holdings, Inc. 7,050 973,957
35,879,437
Health Care Providers & Services 2.9%
AmerisourceBergen Corp. 5,604 1,047,388
Cardinal Health, Inc. 8,620 788,471
Centene Corp.* 18,459 1,256,873
Cigna Group (The) 10,017 2,956,017
CVS Health Corp. 43,403 3,241,770
DaVita, Inc.* 1,981 202,042
Elevance Health, Inc. 8,026 3,785,302
HCA Healthcare, Inc. 6,985 1,905,578
Henry Schein, Inc.* 4,435 349,434
Humana, Inc. 4,230 1,932,391
Laboratory Corp. of America
Holdings 3,079 658,691
McKesson Corp. 4,591 1,847,418
Molina Healthcare, Inc.* 1,935 589,188
Quest Diagnostics, Inc. 3,860 521,911
UnitedHealth Group, Inc. 31,520 15,960,782
Universal Health Services,
Inc., Class B 2,196 305,156
37,348,412
Health Care REITs 0.2%
Healthpeak Properties, Inc. 18,549 404,925
Ventas, Inc. 13,632 661,424
Welltower, Inc. 16,827 1,382,338
2,448,687
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 24,873 457,663
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.* 1,250 3,713,500
Caesars Entertainment, Inc.* 6,912 407,946
Carnival Corp.*(a) 33,795 636,698
Chipotle Mexican Grill, Inc.,
Class A* 934 1,832,769
Darden Restaurants, Inc. 4,187 707,268
Domino's Pizza, Inc. 1,240 491,958
Expedia Group, Inc.* 4,711 577,239
Hilton Worldwide Holdings,
Inc. 8,959 1,393,035
Las Vegas Sands Corp.* 10,965 655,817
Marriott International, Inc.,
Class A 8,730 1,761,801
McDonald's Corp. 24,717 7,247,024
MGM Resorts International 9,949 505,111
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 308,671
Royal Caribbean Cruises
Ltd.*(a) 7,614 830,763
Starbucks Corp. 38,812 3,942,135
Wynn Resorts Ltd. 3,460 377,071
Yum! Brands, Inc. 9,482 1,305,387
26,694,193
Household Durables 0.4%
DR Horton, Inc. 10,508 1,334,726

Nationwide S&P 500 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Household Durables
Garmin Ltd. 5,174 547,875
Lennar Corp., Class A 8,779 1,113,441
Mohawk Industries, Inc.* 1,959 208,320
Newell Brands, Inc. 12,582 140,415
NVR, Inc.* 103 649,563
PulteGroup, Inc. 7,432 627,187
Whirlpool Corp.(a) 1,813 261,543
4,883,070
Household Products 1.3%
Church & Dwight Co., Inc. 8,446 808,029
Clorox Co. (The) 4,300 651,364
Colgate-Palmolive Co. 28,085 2,141,762
Kimberly-Clark Corp. 11,422 1,474,580
Procter & Gamble Co. (The) 79,796 12,472,115
17,547,850
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,264 481,570
Industrial Conglomerates 0.8%
3M Co. 18,677 2,082,485
General Electric Co. 36,867 4,211,686
Honeywell International, Inc. 22,528 4,373,361
10,667,532
Industrial REITs 0.3%
Prologis, Inc. 31,264 3,900,184
Insurance 2.0%
Aflac, Inc. 18,615 1,346,609
Allstate Corp. (The) 8,773 988,542
American International Group,
Inc. 24,503 1,477,041
Aon plc, Class A 6,915 2,202,427
Arch Capital Group Ltd.* 12,512 972,057
Arthur J Gallagher & Co. 7,214 1,549,567
Assurant, Inc. 1,812 243,732
Brown & Brown, Inc. 7,926 558,387
Chubb Ltd. 14,022 2,866,237
Cincinnati Financial Corp. 5,373 578,027
Everest Group Ltd. 1,505 542,567
Globe Life, Inc. 3,129 350,980
Hartford Financial Services
Group, Inc. (The) 10,503 754,956
Lincoln National Corp. 5,444 152,650
Loews Corp. 6,164 386,175
Marsh & McLennan Cos., Inc. 16,749 3,155,846
MetLife, Inc. 21,779 1,371,424
Principal Financial Group, Inc. 7,764 620,111
Progressive Corp. (The) 19,818 2,496,672
Prudential Financial, Inc. 12,261 1,183,064
Travelers Cos., Inc. (The) 7,820 1,349,810
W R Berkley Corp. 6,509 401,540
Willis Towers Watson plc 3,591 758,886
26,307,307
Interactive Media & Services 5.7%
Alphabet, Inc., Class A* 201,134 26,694,505
Alphabet, Inc., Class C* 173,013 23,029,760
Match Group, Inc.* 9,738 452,914
Meta Platforms, Inc., Class A* 74,893 23,860,910
74,038,089
Common Stocks
Shares Value ($)
IT Services 1.2%
Accenture plc, Class A 21,381 6,763,879
Akamai Technologies, Inc.* 5,153 486,959
Cognizant Technology
Solutions Corp., Class A 17,181 1,134,461
DXC Technology Co.* 7,473 206,628
EPAM Systems, Inc.* 2,016 477,409
Gartner, Inc.* 2,638 932,770
International Business
Machines Corp. 30,742 4,432,382
VeriSign, Inc.* 3,066 646,773
15,081,261
Leisure Products 0.0%
†
Hasbro, Inc. 4,174 269,473
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 10,011 1,219,040
Bio-Rad Laboratories, Inc.,
Class A* 770 312,127
Bio-Techne Corp. 5,266 439,184
Charles River Laboratories
International, Inc.* 1,775 371,934
Danaher Corp. 22,484 5,734,769
Illumina, Inc.* 5,315 1,021,277
IQVIA Holdings, Inc.* 6,282 1,405,660
Mettler-Toledo International,
Inc.* 762 958,192
Revvity, Inc. 4,212 517,866
Thermo Fisher Scientific, Inc. 13,059 7,164,951
Waters Corp.* 2,020 557,944
West Pharmaceutical
Services, Inc. 2,497 918,996
20,621,940
Machinery 1.8%
Caterpillar, Inc. 17,447 4,626,421
Cummins, Inc. 4,773 1,244,798
Deere & Co. 9,129 3,921,818
Dover Corp. 4,861 709,560
Fortive Corp. 11,970 937,850
IDEX Corp. 2,574 581,235
Illinois Tool Works, Inc. 9,363 2,465,465
Ingersoll Rand, Inc. 13,656 891,327
Nordson Corp. 1,837 462,208
Otis Worldwide Corp. 13,983 1,271,894
PACCAR, Inc. 17,692 1,523,812
Parker-Hannifin Corp. 4,343 1,780,673
Pentair plc(a) 5,688 395,316
Snap-on, Inc. 1,747 475,953
Stanley Black & Decker, Inc. 5,079 504,192
Westinghouse Air Brake
Technologies Corp. 6,063 718,102
Xylem, Inc. 8,210 925,678
23,436,302
Media 0.8%
Charter Communications, Inc.,
Class A* 3,517 1,425,053
Comcast Corp., Class A 140,817 6,373,377
Fox Corp., Class A 8,906 297,906
Fox Corp., Class B 5,046 158,495
Interpublic Group of Cos., Inc.
(The) 12,707 434,961
News Corp., Class A 13,611 269,770

66 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media
News Corp., Class B 4,930 99,142
Omnicom Group, Inc. 6,755 571,608
Paramount Global, Class B(a) 16,404 262,956
9,893,268
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 48,524 2,166,597
Newmont Corp. 26,905 1,154,763
Nucor Corp. 8,505 1,463,625
Steel Dynamics, Inc. 5,437 579,475
5,364,460
Multi-Utilities 0.7%
Ameren Corp. 9,093 778,997
CenterPoint Energy, Inc. 21,304 641,038
CMS Energy Corp.(a) 9,902 604,715
Consolidated Edison, Inc. 11,732 1,112,898
Dominion Energy, Inc. 28,129 1,506,308
DTE Energy Co. 6,906 789,356
NiSource, Inc. 14,623 407,104
Public Service Enterprise
Group, Inc. 16,893 1,066,286
Sempra 10,653 1,587,510
WEC Energy Group, Inc. 10,907 980,103
9,474,315
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 5,461 686,338
Boston Properties, Inc. 4,960 330,485
1,016,823
Oil, Gas & Consumable Fuels 3.8%
APA Corp. 10,433 422,432
Chevron Corp. 58,999 9,655,776
ConocoPhillips 40,967 4,822,635
Coterra Energy, Inc. 25,644 706,236
Devon Energy Corp. 21,725 1,173,150
Diamondback Energy, Inc. 6,081 895,853
EOG Resources, Inc. 19,801 2,624,227
EQT Corp.(a) 12,555 529,570
Exxon Mobil Corp. 136,877 14,678,690
Hess Corp. 9,356 1,419,586
Kinder Morgan, Inc. 66,372 1,175,448
Marathon Oil Corp. 20,909 549,280
Marathon Petroleum Corp. 14,364 1,910,699
Occidental Petroleum Corp.(a) 24,325 1,535,637
ONEOK, Inc. 15,148 1,015,522
Phillips 66 15,535 1,732,929
Pioneer Natural Resources
Co. 7,913 1,785,727
Targa Resources Corp. 7,576 621,156
Valero Energy Corp.(a) 12,240 1,577,858
Williams Cos., Inc. (The) 41,242 1,420,787
50,253,198
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 4,421 214,993
American Airlines Group,
Inc.*(a) 21,076 353,023
Delta Air Lines, Inc. 21,759 1,006,571
Southwest Airlines Co. 19,716 673,499
United Airlines Holdings, Inc.* 10,879 590,839
2,838,925
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,850 1,413,000
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co. 71,125 4,423,264
Catalent, Inc.* 6,061 294,080
Eli Lilly & Co. 26,674 12,124,667
Johnson & Johnson 87,981 14,739,457
Merck & Co., Inc. 85,905 9,161,768
Organon & Co. 8,781 193,006
Pfizer, Inc. 191,123 6,891,895
Viatris, Inc. 41,454 436,511
Zoetis, Inc., Class A 15,645 2,942,668
51,207,316
Professional Services 0.7%
Automatic Data Processing,
Inc. 13,986 3,458,178
Broadridge Financial
Solutions, Inc. 4,033 677,222
Ceridian HCM Holding, Inc.*(a) 5,099 361,060
Equifax, Inc. 4,152 847,340
Jacobs Solutions, Inc. 4,374 548,543
Leidos Holdings, Inc. 4,438 415,086
Paychex, Inc. 10,862 1,362,855
Paycom Software, Inc. 1,618 596,654
Robert Half, Inc. 3,516 260,712
Verisk Analytics, Inc., Class A 4,902 1,122,264
9,649,914
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A* 10,406 866,924
CoStar Group, Inc.* 13,665 1,147,450
2,014,374
Residential REITs 0.3%
AvalonBay Communities, Inc. 4,767 899,295
Camden Property Trust 3,692 402,760
Equity Residential 11,545 761,277
Essex Property Trust, Inc. 2,207 537,515
Invitation Homes, Inc. 19,511 692,640
Mid-America Apartment
Communities, Inc. 3,922 586,967
UDR, Inc. 10,678 436,517
4,316,971
Retail REITs 0.3%
Federal Realty Investment
Trust 2,636 267,607
Kimco Realty Corp. 20,313 411,541
Realty Income Corp. 22,792 1,389,628
Regency Centers Corp. 5,396 353,600
Simon Property Group, Inc. 11,070 1,379,322
3,801,698
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.* 54,519 6,236,974
Analog Devices, Inc. 17,126 3,417,151
Applied Materials, Inc. 28,612 4,337,293
Broadcom, Inc. 14,115 12,684,445
Enphase Energy, Inc.* 4,611 700,088
First Solar, Inc.* 3,347 694,168
Intel Corp. 141,210 5,051,082
KLA Corp. 4,645 2,387,298
Lam Research Corp. 4,548 3,267,692

Nationwide S&P 500 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. 18,546 1,742,211
Micron Technology, Inc. 37,051 2,645,071
Monolithic Power Systems,
Inc. 1,525 853,222
NVIDIA Corp. 83,728 39,125,257
NXP Semiconductors NV 8,794 1,960,886
ON Semiconductor Corp.*(a) 14,621 1,575,413
Qorvo, Inc.* 3,451 379,679
QUALCOMM, Inc. 37,715 4,984,791
Skyworks Solutions, Inc. 5,237 598,956
SolarEdge Technologies, Inc.* 1,893 457,084
Teradyne, Inc.(a) 5,198 587,062
Texas Instruments, Inc. 30,729 5,531,220
99,217,043
Software 10.0%
Adobe, Inc.* 15,529 8,481,474
ANSYS, Inc.* 2,930 1,002,353
Autodesk, Inc.* 7,250 1,536,928
Cadence Design Systems,
Inc.* 9,232 2,160,380
Fair Isaac Corp.* 825 691,325
Fortinet, Inc.* 22,064 1,714,814
Gen Digital, Inc. 19,462 378,536
Intuit, Inc. 9,498 4,860,127
Microsoft Corp. 251,730 84,561,142
Oracle Corp. 52,099 6,107,566
Palo Alto Networks, Inc.* 10,245 2,560,840
PTC, Inc.* 3,660 533,665
Roper Technologies, Inc. 3,609 1,779,417
Salesforce, Inc.* 33,145 7,457,956
ServiceNow, Inc.* 6,898 4,021,534
Synopsys, Inc.* 5,156 2,329,481
Tyler Technologies, Inc.* 1,423 564,404
130,741,942
Specialized REITs 1.1%
American Tower Corp. 15,778 3,002,711
Crown Castle, Inc. 14,682 1,589,914
Digital Realty Trust, Inc. 9,864 1,229,252
Equinix, Inc. 3,166 2,564,207
Extra Space Storage, Inc. 7,148 997,646
Iron Mountain, Inc. 10,033 616,026
Public Storage 5,357 1,509,335
SBA Communications Corp.,
Class A 3,668 803,108
VICI Properties, Inc., Class A 33,606 1,057,917
Weyerhaeuser Co. 24,550 836,173
14,206,289
Specialty Retail 2.1%
Advance Auto Parts, Inc. 2,093 155,698
AutoZone, Inc.* 623 1,546,112
Bath & Body Works, Inc. 8,139 301,631
Best Buy Co., Inc. 6,767 561,999
CarMax, Inc.*(a) 5,381 444,525
Home Depot, Inc. (The) 34,284 11,445,371
Lowe's Cos., Inc. 20,190 4,729,911
O'Reilly Automotive, Inc.* 2,061 1,908,053
Ross Stores, Inc. 11,580 1,327,531
TJX Cos., Inc. (The) 38,984 3,373,286
Tractor Supply Co.(a) 3,692 826,971
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,663 739,702
27,360,790
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. 500,549 98,332,851
Hewlett Packard Enterprise
Co. 44,790 778,450
HP, Inc. 29,349 963,528
NetApp, Inc. 7,397 577,040
Seagate Technology Holdings
plc 6,487 411,924
Western Digital Corp.* 10,746 457,350
101,521,143
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 41,713 4,604,698
Ralph Lauren Corp., Class A 1,456 191,217
Tapestry, Inc. 7,968 343,819
VF Corp. 11,221 222,288
5,362,022
Tobacco 0.6%
Altria Group, Inc. 60,433 2,744,867
Philip Morris International, Inc. 52,550 5,240,286
7,985,153
Trading Companies & Distributors 0.3%
Fastenal Co. 19,328 1,132,814
United Rentals, Inc. 2,303 1,070,158
WW Grainger, Inc. 1,512 1,116,597
3,319,569
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,676 984,243
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,499 2,686,377
Total Common Stocks
(cost $661,981,715) 1,297,477,256
Repurchase Agreement 0.1%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $1,910,884,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $1,949,101.
(b) 1,910,603 1,910,603
Total Repurchase Agreement
(cost $1,910,603) 1,910,603
Total Investments
(cost $663,892,318) — 99.1% 1,299,387,859
Other assets in excess of liabilities — 0.9% 11,531,131
NET ASSETS — 100.0%
$ 1,310,918,990

68 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July 31,
2023 was $27,337,915, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $1,910,603 and by $25,883,178 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 6.13%, and maturity dates ranging from
8/15/2023 – 11/15/2052, a total value of $27,793,781.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $1,910,603.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 64 9/2023 USD 14,766,400 404,599
Net contracts 404,599
As of July 31, 2023, the Fund had $654,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

70 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,297,477,256 $ – $ – $ 1,297,477,256
Futures Contracts 404,599 – – 404,599
Repurchase Agreement – 1,910,603 – 1,910,603
Total $ 1,297,881,855 $ 1,910,603 $ – $ 1,299,792,458
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 404,599
Total $ 404,599
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 71
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,904 33,948
Total Closed End Fund
(cost  $30,893) 33,948
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp.* 3,324 198,775
AeroVironment, Inc.* 2,384 227,100
AerSale Corp.* 2,420 36,324
Archer Aviation, Inc., Class
A*(a) 13,751 92,544
Astronics Corp.* 2,468 51,779
Cadre Holdings, Inc.(a) 1,859 43,259
Ducommun, Inc.* 1,100 55,154
Eve Holding, Inc.*(a) 1,713 15,674
Kaman Corp. 2,635 60,315
Kratos Defense & Security
Solutions, Inc.* 11,749 177,293
Leonardo DRS, Inc.*(a) 4,779 79,762
Moog, Inc., Class A 2,760 291,015
National Presto Industries, Inc. 485 37,980
Park Aerospace Corp. 2,055 29,859
Parsons Corp.* 3,908 193,133
Redwire Corp.*(a) 1,177 4,284
Rocket Lab USA, Inc.*(a) 26,392 194,509
Terran Orbital Corp.* 9,164 13,746
Triumph Group, Inc.* 6,010 76,027
V2X, Inc.* 1,096 56,400
Virgin Galactic Holdings,
Inc.*(a) 23,908 102,326
2,037,258
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 5,642 113,743
Forward Air Corp.(a) 2,571 305,538
Hub Group, Inc., Class A* 3,079 277,510
Radiant Logistics, Inc.* 3,719 28,636
725,427
Automobile Components 1.5%
Adient plc* 8,980 382,189
American Axle &
Manufacturing Holdings,
Inc.* 10,514 99,357
Cooper-Standard Holdings,
Inc.* 261 4,808
Dana, Inc. 12,633 239,774
Dorman Products, Inc.* 2,520 213,419
Fox Factory Holding Corp.* 4,071 455,545
Gentherm, Inc.*(a) 3,203 191,443
Goodyear Tire & Rubber Co.
(The)* 26,702 429,368
Holley, Inc.*(a) 4,418 27,966
LCI Industries 2,380 324,323
Luminar Technologies, Inc.,
Class A*(a) 25,782 190,787
Common Stocks
Shares Value ($)
Automobile Components
Modine Manufacturing Co.* 4,958 186,222
Patrick Industries, Inc.(a) 2,105 182,188
Solid Power, Inc.*(a) 13,746 39,313
Standard Motor Products, Inc. 2,027 77,371
Stoneridge, Inc.* 2,472 50,528
Visteon Corp.*(a) 2,647 407,876
XPEL, Inc. Reg. S* 2,141 173,913
3,676,390
Automobiles 0.1%
Fisker, Inc., Class A*(a) 18,568 114,565
Livewire Group, Inc.* 1,043 12,641
Winnebago Industries, Inc.(a) 2,893 199,038
Workhorse Group, Inc.*(a) 14,864 19,769
346,013
Banks 8.6%
1st Source Corp. 1,572 73,727
ACNB Corp. 702 24,359
Amalgamated Financial Corp. 1,840 36,726
Amerant Bancorp, Inc., Class
A 2,818 55,853
American National
Bankshares, Inc. 1,003 41,404
Ameris Bancorp 6,288 274,471
Ames National Corp.(a) 815 15,697
Arrow Financial Corp. 1,453 29,234
Associated Banc-Corp. 14,389 272,672
Atlantic Union Bankshares
Corp. 7,095 226,898
Axos Financial, Inc.* 5,444 255,868
Banc of California, Inc. 5,088 72,300
BancFirst Corp. 2,086 208,391
Bancorp, Inc. (The)* 4,736 179,494
Bank First Corp.(a) 884 78,110
Bank of Hawaii Corp. 2,892 165,220
Bank of Marin Bancorp 1,552 32,561
Bank of NT Butterfield & Son
Ltd. (The) 4,911 157,790
Bank7 Corp. 353 9,340
BankUnited, Inc. 7,077 211,178
Bankwell Financial Group, Inc. 706 19,309
Banner Corp. 3,115 148,305
Bar Harbor Bankshares 1,512 41,293
BayCom Corp. 1,262 25,442
BCB Bancorp, Inc. 1,417 18,208
Berkshire Hills Bancorp, Inc. 3,916 89,324
Blue Foundry Bancorp* 2,445 24,963
Blue Ridge Bankshares, Inc. 1,644 13,859
Bridgewater Bancshares, Inc.* 2,014 21,570
Brookline Bancorp, Inc. 8,138 86,914
Burke & Herbert Financial
Services Corp.(a) 609 32,880
Business First Bancshares,
Inc. 2,271 46,442
Byline Bancorp, Inc. 2,437 53,492
C&F Financial Corp.(a) 311 17,488
Cadence Bank 15,354 384,618
Cambridge Bancorp(a) 784 48,247
Camden National Corp. 1,396 48,274
Capital Bancorp, Inc. 850 17,128
Capital City Bank Group, Inc. 1,220 39,565

72 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capitol Federal Financial, Inc.
(a) 12,315 81,648
Capstar Financial Holdings,
Inc. 1,971 29,328
Carter Bankshares, Inc.* 2,406 35,344
Cathay General Bancorp 6,727 255,895
Central Pacific Financial Corp. 2,361 43,065
Central Valley Community
Bancorp 945 16,160
Chemung Financial Corp. 331 14,120
ChoiceOne Financial Services,
Inc. 661 16,029
Citizens & Northern Corp. 1,620 34,344
Citizens Financial Services,
Inc.(a) 411 28,965
City Holding Co.(a) 1,362 134,715
Civista Bancshares, Inc. 1,468 26,776
CNB Financial Corp. 1,946 37,869
Coastal Financial Corp.* 962 43,454
Codorus Valley Bancorp, Inc.
(a) 908 19,967
Colony Bankcorp, Inc. 1,315 14,097
Columbia Financial, Inc.*(a) 3,052 53,349
Community Bank System, Inc. 4,921 264,897
Community Trust Bancorp, Inc. 1,512 58,031
ConnectOne Bancorp, Inc. 3,584 73,364
CrossFirst Bankshares, Inc.* 4,460 52,048
Customers Bancorp, Inc.* 2,806 117,796
CVB Financial Corp. 12,249 231,139
Dime Community Bancshares,
Inc. 3,302 73,965
Eagle Bancorp, Inc. 2,873 79,582
Eastern Bankshares, Inc. 14,763 208,454
Enterprise Bancorp, Inc. 946 30,121
Enterprise Financial Services
Corp. 3,483 142,803
Equity Bancshares, Inc., Class
A 1,391 37,780
Esquire Financial Holdings,
Inc. 736 36,760
ESSA Bancorp, Inc.(a) 822 13,662
Evans Bancorp, Inc.(a) 496 14,741
Farmers & Merchants
Bancorp, Inc.(a) 1,241 26,458
Farmers National Banc Corp.
(a) 3,762 51,727
FB Financial Corp. 3,451 122,234
Fidelity D&D Bancorp, Inc. 441 22,376
Financial Institutions, Inc. 1,547 29,671
First Bancorp 20,202 367,451
First Bancorp, Inc. (The) 1,016 26,812
First Bancshares, Inc. (The) 2,872 89,922
First Bank 1,606 20,075
First Busey Corp. 4,977 107,802
First Business Financial
Services, Inc. 696 23,657
First Commonwealth Financial
Corp. 9,045 130,610
First Community Bankshares,
Inc.(a) 1,606 54,010
First Community Corp.(a) 698 13,786
Common Stocks
Shares Value ($)
Banks
First Financial Bancorp 8,817 203,585
First Financial Bankshares,
Inc.(a) 12,306 401,053
First Financial Corp. 1,029 39,318
First Foundation, Inc. 5,298 38,728
First Interstate BancSystem,
Inc., Class A 7,824 224,784
First Merchants Corp. 5,670 182,120
First Mid Bancshares, Inc. 1,939 59,353
First of Long Island Corp.
(The) 2,185 30,459
First Western Financial, Inc.* 851 17,650
Five Star Bancorp 1,179 29,098
Flushing Financial Corp. 2,695 42,527
FS Bancorp, Inc. 627 19,437
Fulton Financial Corp.(a) 15,629 223,495
FVCBankcorp, Inc.* 1,611 20,717
German American Bancorp,
Inc.(a) 2,620 77,185
Glacier Bancorp, Inc. 10,555 345,149
Great Southern Bancorp, Inc. 899 49,742
Greene County Bancorp, Inc.
(a) 542 18,677
Guaranty Bancshares, Inc. 792 25,178
Hancock Whitney Corp. 8,298 365,195
Hanmi Financial Corp. 3,030 57,570
HarborOne Bancorp, Inc. 3,951 41,446
HBT Financial, Inc. 1,436 28,490
Heartland Financial USA, Inc. 3,910 134,269
Heritage Commerce Corp. 5,783 55,517
Heritage Financial Corp. 3,262 61,195
Hilltop Holdings, Inc.(a) 4,744 146,732
Hingham Institution for
Savings(a) 139 30,921
Home Bancorp, Inc. 746 26,573
Home BancShares, Inc. 18,184 442,053
HomeStreet, Inc. 1,670 15,364
HomeTrust Bancshares, Inc. 1,628 39,577
Hope Bancorp, Inc. 10,944 118,852
Horizon Bancorp, Inc. 4,114 50,972
Independent Bank Corp. 6,122 288,008
Independent Bank Group, Inc. 3,445 154,577
International Bancshares Corp. 5,168 256,540
John Marshall Bancorp, Inc.(a) 1,161 22,059
Kearny Financial Corp. 5,803 49,848
Lakeland Bancorp, Inc. 5,850 88,394
Lakeland Financial Corp. 2,306 127,845
LCNB Corp. 1,001 17,548
Live Oak Bancshares, Inc. 3,296 124,820
Luther Burbank Corp. 1,124 11,577
Macatawa Bank Corp. 2,314 22,793
MainStreet Bancshares, Inc. 659 15,730
Mercantile Bank Corp. 1,485 52,153
Metrocity Bankshares, Inc. 1,755 37,627
Metropolitan Bank Holding
Corp.*(a) 935 42,346
Mid Penn Bancorp, Inc. 1,338 31,443
Middlefield Banc Corp. 744 21,769
Midland States Bancorp, Inc. 2,010 47,094
MidWestOne Financial Group,
Inc. 1,433 35,151
MVB Financial Corp. 976 24,976

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A 2,880 98,957
National Bankshares, Inc.(a) 547 16,284
NBT Bancorp, Inc. 3,926 146,047
Nicolet Bankshares, Inc. 1,258 105,232
Northeast Bank 782 37,254
Northeast Community
Bancorp, Inc. 1,267 20,513
Northfield Bancorp, Inc. 3,885 47,319
Northrim Bancorp, Inc. 96 4,589
Northwest Bancshares, Inc. 11,140 137,690
Norwood Financial Corp. 698 22,231
Oak Valley Bancorp(a) 637 17,447
OceanFirst Financial Corp. 5,399 100,583
OFG Bancorp 4,355 145,849
Old National Bancorp 27,791 473,281
Old Second Bancorp, Inc. 4,227 67,590
Orange County Bancorp, Inc.
(a) 483 21,754
Origin Bancorp, Inc. 2,763 90,074
Orrstown Financial Services,
Inc. 1,042 24,383
Pacific Premier Bancorp, Inc. 8,257 210,884
PacWest Bancorp(a) 11,354 105,592
Park National Corp.(a) 1,358 151,444
Parke Bancorp, Inc.(a) 1,095 21,725
Pathward Financial, Inc. 2,484 129,069
PCB Bancorp 1,142 18,637
Peapack-Gladstone Financial
Corp. 1,716 50,159
Penns Woods Bancorp, Inc. 649 17,504
Peoples Bancorp, Inc. 3,217 90,623
Peoples Financial Services
Corp. 684 31,594
Pioneer Bancorp, Inc.* 1,383 13,595
Plumas Bancorp 518 18,741
Ponce Financial Group,
Inc.*(a) 1,936 17,869
Preferred Bank 916 60,529
Premier Financial Corp. 3,339 72,323
Primis Financial Corp. 2,286 21,740
Princeton Bancorp, Inc. 481 14,387
Provident Financial Services,
Inc. 6,956 128,964
QCR Holdings, Inc. 1,643 84,171
RBB Bancorp 1,657 24,308
Red River Bancshares, Inc. 432 21,172
Renasant Corp. 5,168 159,898
Republic Bancorp, Inc., Class
A 828 37,947
S&T Bancorp, Inc.(a) 3,473 109,677
Sandy Spring Bancorp, Inc. 4,213 103,092
Seacoast Banking Corp. of
Florida 7,530 186,066
ServisFirst Bancshares, Inc.(a) 4,775 284,972
Shore Bancshares, Inc.(a) 2,830 33,677
Sierra Bancorp 1,449 30,516
Simmons First National Corp.,
Class A 11,397 230,105
SmartFinancial, Inc. 1,478 37,127
South Plains Financial, Inc. 1,282 34,422
Common Stocks
Shares Value ($)
Banks
Southern First Bancshares,
Inc.* 712 21,488
Southern Missouri Bancorp,
Inc. 837 40,235
Southern States Bancshares,
Inc. 710 17,856
Southside Bancshares, Inc. 2,953 98,069
SouthState Corp. 7,232 561,709
Stellar Bancorp, Inc. 4,725 117,463
Sterling Bancorp, Inc.* 1,722 10,229
Stock Yards Bancorp, Inc.(a) 2,690 128,609
Summit Financial Group, Inc. 1,137 25,651
Texas Capital Bancshares,
Inc.* 4,662 297,669
Third Coast Bancshares, Inc.* 1,379 28,518
Timberland Bancorp, Inc.(a) 714 22,341
Tompkins Financial Corp. 1,344 80,855
Towne Bank 6,828 172,612
TriCo Bancshares 2,897 108,290
Triumph Financial, Inc.* 2,029 143,876
TrustCo Bank Corp. 1,233 37,471
Trustmark Corp. 5,693 149,498
UMB Financial Corp. 4,246 301,466
United Bankshares, Inc.(a) 12,356 413,185
United Community Banks, Inc. 10,234 297,502
Unity Bancorp, Inc. 713 18,909
Univest Financial Corp. 2,733 53,294
USCB Financial Holdings, Inc.* 1,191 13,053
Valley National Bancorp(a) 40,725 417,839
Veritex Holdings, Inc. 4,372 94,042
Virginia National Bankshares
Corp.(a) 447 16,195
Washington Federal, Inc. 6,095 189,189
Washington Trust Bancorp,
Inc. 1,606 51,488
WesBanco, Inc. 5,516 154,503
West Bancorp, Inc. 1,569 31,474
Westamerica Bancorp 2,410 118,548
WSFS Financial Corp. 5,587 244,431
20,747,915
Beverages 0.4%
Coca-Cola Consolidated, Inc. 455 288,202
Duckhorn Portfolio, Inc. (The)* 4,249 53,452
MGP Ingredients, Inc.(a) 1,502 171,243
National Beverage Corp.* 2,219 117,274
Primo Water Corp. 15,261 216,248
Vita Coco Co., Inc. (The)* 2,601 68,719
Zevia PBC, Class A*(a) 2,360 6,561
921,699
Biotechnology 7.0%
2seventy bio, Inc.* 4,753 36,075
4D Molecular Therapeutics,
Inc.* 3,009 55,065
89bio, Inc.*(a) 5,849 92,648
Aadi Bioscience, Inc.*(a) 1,234 6,577
ACADIA Pharmaceuticals,
Inc.* 11,424 334,038
Acrivon Therapeutics, Inc.* 848 10,549
Actinium Pharmaceuticals,
Inc.*(a) 2,461 17,522
Adicet Bio, Inc.* 2,581 6,891

74 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
ADMA Biologics, Inc.* 20,502 85,083
Aerovate Therapeutics, Inc.* 802 13,995
Agenus, Inc.* 33,868 51,479
Agios Pharmaceuticals, Inc.* 5,368 142,359
Akero Therapeutics, Inc.*(a) 4,251 184,493
Aldeyra Therapeutics, Inc.* 4,407 35,763
Alector, Inc.* 5,572 38,224
Alkermes plc* 15,719 460,252
Allakos, Inc.* 6,291 33,846
Allogene Therapeutics, Inc.*(a) 7,474 37,071
Allovir, Inc.* 4,350 14,312
Alpine Immune Sciences,
Inc.*(a) 3,004 37,670
Altimmune, Inc.* 4,677 15,481
ALX Oncology Holdings, Inc.* 1,864 11,389
Amicus Therapeutics, Inc.* 26,592 362,183
AnaptysBio, Inc.*(a) 2,104 41,470
Anavex Life Sciences
Corp.*(a) 6,416 52,932
Anika Therapeutics, Inc.* 1,420 33,129
Annexon, Inc.* 4,319 14,901
Arbutus Biopharma Corp.* 10,829 23,499
Arcellx, Inc.*(a) 3,591 122,992
Arcturus Therapeutics
Holdings, Inc.* 2,160 75,514
Arcus Biosciences, Inc.* 4,875 97,013
Arcutis Biotherapeutics, Inc.* 4,865 53,077
Ardelyx, Inc.* 20,155 79,411
Arrowhead Pharmaceuticals,
Inc.* 9,794 338,089
ARS Pharmaceuticals, Inc.*(a) 2,295 16,868
Astria Therapeutics, Inc.*(a) 2,417 21,656
Atara Biotherapeutics, Inc.* 9,924 21,932
Aura Biosciences, Inc.* 2,363 28,120
Aurinia Pharmaceuticals,
Inc.*(a) 12,998 150,517
Avid Bioservices, Inc.* 5,846 74,010
Avidity Biosciences, Inc.* 6,392 60,788
Avita Medical, Inc.* 2,379 48,175
Beam Therapeutics, Inc.*(a) 6,467 199,636
BioAtla, Inc.*(a) 4,185 12,513
BioCryst Pharmaceuticals,
Inc.* 18,052 133,404
Biohaven Ltd.* 5,919 117,670
Biomea Fusion, Inc.*(a) 1,880 41,830
Bioxcel Therapeutics, Inc.*(a) 1,915 17,503
Bluebird Bio, Inc.*(a) 10,093 39,666
Blueprint Medicines Corp.* 5,699 376,134
Bridgebio Pharma, Inc.* 10,837 379,403
Cabaletta Bio, Inc.* 2,420 32,960
CareDx, Inc.*(a) 4,840 52,804
Caribou Biosciences, Inc.*(a) 5,138 36,942
Carisma Therapeutics, Inc. 2,523 14,003
Catalyst Pharmaceuticals,
Inc.* 9,533 131,841
Celcuity, Inc.* 1,631 16,114
Celldex Therapeutics, Inc.* 4,450 157,352
Century Therapeutics, Inc.*(a) 1,910 5,826
Cerevel Therapeutics
Holdings, Inc.* 5,856 179,135
Chinook Therapeutics, Inc.* 5,489 215,059
Cogent Biosciences, Inc.*(a) 6,352 82,512
Common Stocks
Shares Value ($)
Biotechnology
Coherus Biosciences, Inc.* 7,172 34,569
Compass Therapeutics, Inc.* 8,635 24,782
Crinetics Pharmaceuticals,
Inc.* 5,006 95,114
Cue Biopharma, Inc.*(a) 3,270 12,491
Cullinan Oncology, Inc.*(a) 2,452 25,967
Cytokinetics, Inc.*(a) 8,813 293,914
Day One Biopharmaceuticals,
Inc.* 4,659 61,685
Deciphera Pharmaceuticals,
Inc.* 5,060 68,411
Denali Therapeutics, Inc.* 11,180 317,847
Design Therapeutics, Inc.*(a) 3,288 26,764
Disc Medicine, Inc.*(a) 732 36,307
Dynavax Technologies Corp.* 12,265 171,587
Dyne Therapeutics, Inc.* 4,022 48,988
Eagle Pharmaceuticals, Inc.* 1,114 23,127
Editas Medicine, Inc., Class A* 6,513 57,184
Emergent BioSolutions, Inc.* 4,708 32,391
Enanta Pharmaceuticals, Inc.* 2,036 38,623
Entrada Therapeutics, Inc.* 2,025 35,174
EQRx, Inc.*(a) 30,194 51,632
Erasca, Inc.* 8,307 21,930
Fate Therapeutics, Inc.* 7,762 32,057
Fennec Pharmaceuticals, Inc.* 1,717 15,298
FibroGen, Inc.* 8,480 17,469
Foghorn Therapeutics, Inc.* 1,979 18,128
Genelux Corp.* 262 5,520
Generation Bio Co.* 4,131 20,985
Geron Corp.* 47,124 152,682
Graphite Bio, Inc.* 2,652 6,710
Gritstone bio, Inc.* 8,305 16,361
Halozyme Therapeutics, Inc.* 12,673 544,432
Heron Therapeutics, Inc.*(a) 9,068 15,053
HilleVax, Inc.*(a) 2,021 30,760
Humacyte, Inc.*(a) 5,244 17,200
Icosavax, Inc.*(a) 2,280 20,132
Ideaya Biosciences, Inc.* 5,138 114,886
IGM Biosciences, Inc.*(a) 945 10,055
Immuneering Corp., Class
A*(a) 1,919 19,497
ImmunityBio, Inc.*(a) 10,432 22,950
ImmunoGen, Inc.* 22,772 405,797
Immunovant, Inc.* 5,106 116,570
Inhibrx, Inc.* 3,291 65,985
Inozyme Pharma, Inc.* 3,203 16,335
Insmed, Inc.*(a) 12,806 282,885
Intellia Therapeutics, Inc.* 8,349 353,413
Intercept Pharmaceuticals,
Inc.* 2,209 23,857
Iovance Biotherapeutics, Inc.* 19,686 142,920
Ironwood Pharmaceuticals,
Inc., Class A*(a) 13,310 147,608
iTeos Therapeutics, Inc.* 2,365 33,252
Janux Therapeutics, Inc.* 1,849 25,886
KalVista Pharmaceuticals,
Inc.*(a) 2,119 21,402
Karyopharm Therapeutics,
Inc.* 10,717 19,291
Keros Therapeutics, Inc.* 2,130 89,204
Kezar Life Sciences, Inc.* 7,413 16,605

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Biotechnology
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 52,149
Kodiak Sciences, Inc.*(a) 3,213 9,607
Krystal Biotech, Inc.* 2,027 261,686
Kura Oncology, Inc.* 6,133 64,029
Kymera Therapeutics, Inc.* 3,656 79,993
Larimar Therapeutics, Inc.* 2,427 10,388
Lexicon Pharmaceuticals,
Inc.*(a) 7,325 14,723
Lineage Cell Therapeutics,
Inc.* 12,211 18,683
Lyell Immunopharma, Inc.*(a) 15,810 45,691
MacroGenics, Inc.* 5,499 26,230
Madrigal Pharmaceuticals,
Inc.* 1,289 264,632
MannKind Corp.*(a) 24,798 113,327
MeiraGTx Holdings plc* 2,997 18,881
Merrimack Pharmaceuticals,
Inc.*(a) 991 11,902
Mersana Therapeutics, Inc.*(a) 8,823 10,808
MiMedx Group, Inc.* 10,526 84,945
Mineralys Therapeutics,
Inc.*(a) 1,185 16,744
Mirum Pharmaceuticals, Inc.* 2,530 65,173
Monte Rosa Therapeutics,
Inc.* 2,724 19,259
Morphic Holding, Inc.* 2,880 163,382
Myriad Genetics, Inc.* 7,767 173,592
Nkarta, Inc.* 2,853 6,533
Novavax, Inc.*(a) 8,239 76,458
Nurix Therapeutics, Inc.* 4,204 40,821
Nuvalent, Inc., Class A*(a) 2,269 113,110
Nuvectis Pharma, Inc.*(a) 648 9,104
Ocean Biomedical, Inc.*(a) 1,269 5,952
Olema Pharmaceuticals, Inc.* 2,540 21,971
Omega Therapeutics, Inc.* 2,306 12,891
Organogenesis Holdings, Inc.,
Class A* 6,549 27,964
ORIC Pharmaceuticals, Inc.* 3,693 30,873
Outlook Therapeutics, Inc.*(a) 12,464 21,563
Ovid therapeutics, Inc.*(a) 5,642 20,255
PDS Biotechnology Corp.* 2,646 15,122
PepGen, Inc.* 1,499 8,979
PMV Pharmaceuticals, Inc.* 3,466 22,668
Point Biopharma Global, Inc.* 8,752 78,243
Poseida Therapeutics, Inc.,
Class A*(a) 6,431 11,126
Precigen, Inc.*(a) 14,407 20,026
Prelude Therapeutics, Inc.* 1,278 4,997
Prime Medicine, Inc.* 3,743 56,407
ProKidney Corp., Class A* 5,839 74,856
Protagonist Therapeutics, Inc.* 5,130 99,522
Protalix BioTherapeutics, Inc.* 5,315 8,504
Prothena Corp. plc* 3,923 270,177
PTC Therapeutics, Inc.* 6,627 267,333
Rallybio Corp.*(a) 2,893 17,300
RAPT Therapeutics, Inc.* 2,992 71,509
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,732 179,776
REGENXBIO, Inc.*(a) 3,810 72,390
Relay Therapeutics, Inc.*(a) 8,279 104,315
Reneo Pharmaceuticals, Inc.* 916 7,355
Common Stocks
Shares Value ($)
Biotechnology
Replimune Group, Inc.* 3,855 81,225
REVOLUTION Medicines,
Inc.* 9,597 251,921
Rhythm Pharmaceuticals, Inc.* 4,861 86,720
Rigel Pharmaceuticals, Inc.* 15,130 20,879
Rocket Pharmaceuticals, Inc.* 5,337 96,333
Sage Therapeutics, Inc.* 4,946 171,527
Sana Biotechnology, Inc.*(a) 9,235 54,117
Sangamo Therapeutics, Inc.* 12,951 17,031
Savara, Inc.*(a) 7,215 25,830
Scholar Rock Holding Corp.* 2,684 19,056
Selecta Biosciences, Inc.*(a) 10,990 11,979
Seres Therapeutics, Inc.*(a) 9,205 44,276
SpringWorks Therapeutics,
Inc.*(a) 5,514 173,029
Stoke Therapeutics, Inc.* 2,610 17,330
Summit Therapeutics, Inc.* 10,965 23,027
Sutro Biopharma, Inc.* 4,977 22,247
Syndax Pharmaceuticals,
Inc.*(a) 6,234 132,909
Tango Therapeutics, Inc.*(a) 4,015 13,571
Tenaya Therapeutics, Inc.* 4,174 20,202
TG Therapeutics, Inc.* 12,985 268,660
Travere Therapeutics, Inc.* 6,893 118,491
Twist Bioscience Corp.* 5,588 136,012
Tyra Biosciences, Inc.*(a) 1,150 17,043
UroGen Pharma Ltd.*(a) 1,851 40,093
Vanda Pharmaceuticals, Inc.* 4,830 27,917
Vaxcyte, Inc.* 8,700 418,122
Vaxxinity, Inc., Class A*(a) 4,033 10,849
Vera Therapeutics, Inc., Class
A* 3,199 60,045
Veracyte, Inc.* 6,966 191,217
Vericel Corp.* 4,488 161,209
Verve Therapeutics, Inc.* 4,941 101,241
Vigil Neuroscience, Inc.* 1,520 12,373
Viking Therapeutics, Inc.*(a) 9,098 131,921
Vir Biotechnology, Inc.* 7,925 111,584
Viridian Therapeutics, Inc.* 3,993 74,909
Vor BioPharma, Inc.* 3,565 10,766
Voyager Therapeutics, Inc.* 3,005 28,007
X4 Pharmaceuticals, Inc.* 11,650 20,854
Xencor, Inc.* 5,617 136,437
XOMA Corp.*(a) 692 10,899
Y-mAbs Therapeutics, Inc.* 3,311 20,164
Zentalis Pharmaceuticals, Inc.* 4,667 124,656
Zura Bio Ltd.* 718 4,940
Zymeworks, Inc.*(a) 5,051 37,680
16,862,259
Broadline Retail 0.1%
Big Lots, Inc.(a) 2,797 28,669
ContextLogic, Inc., Class A*(a) 1,778 16,891
Dillard's, Inc., Class A 343 117,663
163,223
Building Products 1.8%
AAON, Inc. 4,277 450,197
American Woodmark Corp.* 1,564 119,865
Apogee Enterprises, Inc. 2,116 104,805
AZZ, Inc. 2,379 105,461
CSW Industrials, Inc. 1,459 263,422
Gibraltar Industries, Inc.* 2,965 191,747

76 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Building Products
Griffon Corp. 4,200 175,224
Insteel Industries, Inc. 1,735 55,954
Janus International Group,
Inc.* 7,824 89,350
JELD-WEN Holding, Inc.* 7,993 142,355
Masonite International Corp.* 2,110 220,601
Masterbrand, Inc.* 12,282 151,683
PGT Innovations, Inc.* 5,514 157,756
Quanex Building Products
Corp. 3,082 86,727
Resideo Technologies, Inc.* 13,697 256,408
Simpson Manufacturing Co.,
Inc. 4,059 641,322
UFP Industries, Inc. 5,690 584,704
Zurn Elkay Water Solutions
Corp. 14,013 426,556
4,224,137
Capital Markets 1.4%
AlTi Global, Inc.*(a) 1,990 15,562
Artisan Partners Asset
Management, Inc., Class A 5,822 241,555
AssetMark Financial Holdings,
Inc.* 1,967 58,813
Avantax, Inc.* 3,725 96,403
B. Riley Financial, Inc.(a) 1,934 107,395
Bakkt Holdings, Inc.*(a) 6,042 9,969
BGC Group, Inc., Class A 29,969 142,652
Brightsphere Investment
Group, Inc. 3,248 69,117
Cohen & Steers, Inc. 2,489 160,068
Diamond Hill Investment
Group, Inc. 288 52,275
Donnelley Financial Solutions,
Inc.* 2,450 115,885
Focus Financial Partners, Inc.,
Class A* 5,561 291,007
Forge Global Holdings, Inc.*(a) 10,398 30,258
GCM Grosvenor, Inc., Class A 4,036 31,683
Hamilton Lane, Inc., Class A 3,459 305,879
MarketWise, Inc. 2,999 5,758
Moelis & Co., Class A(a) 6,026 294,250
Open Lending Corp.* 10,172 114,842
P10, Inc., Class A 3,607 42,743
Patria Investments Ltd., Class
A 5,148 78,353
Perella Weinberg Partners,
Class A 4,287 42,355
Piper Sandler Cos. 1,636 239,445
PJT Partners, Inc., Class A 2,307 182,968
Sculptor Capital Management,
Inc., Class A 2,608 28,558
Silvercrest Asset Management
Group, Inc., Class A 1,093 22,778
StepStone Group, Inc., Class
A 5,309 149,024
StoneX Group, Inc.* 1,666 153,289
Value Line, Inc.(a) 100 5,357
Victory Capital Holdings, Inc.,
Class A 2,623 86,979
Virtus Investment Partners,
Inc. 662 136,193
Common Stocks
Shares Value ($)
Capital Markets
WisdomTree, Inc. 12,971 90,278
3,401,691
Chemicals 2.0%
AdvanSix, Inc. 2,468 98,991
American Vanguard Corp. 2,878 51,977
Amyris, Inc.*(a) 21,420 18,995
Aspen Aerogels, Inc.* 4,922 41,049
Avient Corp. 8,662 351,071
Balchem Corp.(a) 3,057 411,900
Cabot Corp. 5,342 379,282
Chase Corp. 715 90,011
Core Molding Technologies,
Inc.* 733 17,680
Danimer Scientific, Inc., Class
A*(a) 8,565 24,068
Ecovyst, Inc.* 9,015 110,794
FutureFuel Corp. 2,709 26,332
Hawkins, Inc. 1,819 85,038
HB Fuller Co. 5,162 382,143
Ingevity Corp.* 3,591 229,896
Innospec, Inc. 2,365 253,386
Intrepid Potash, Inc.* 1,180 32,450
Koppers Holdings, Inc. 1,968 75,296
Kronos Worldwide, Inc.(a) 2,146 20,065
Livent Corp.*(a) 17,094 420,854
LSB Industries, Inc.* 5,204 58,129
Mativ Holdings, Inc. 5,339 84,036
Minerals Technologies, Inc. 3,055 187,424
Origin Materials, Inc.*(a) 9,380 42,022
Orion SA 5,640 123,629
Perimeter Solutions SA* 14,833 82,472
PureCycle Technologies,
Inc.*(a) 10,537 124,758
Quaker Chemical Corp. 1,308 262,097
Rayonier Advanced Materials,
Inc.* 5,855 27,694
Sensient Technologies Corp. 3,988 255,392
Stepan Co. 2,074 198,731
Trinseo plc 3,315 58,410
Tronox Holdings plc 10,969 145,778
Valhi, Inc. 254 3,896
4,775,746
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 6,380 295,266
ACCO Brands Corp. 8,832 53,787
ACV Auctions, Inc., Class A* 12,031 210,422
Aris Water Solutions, Inc.,
Class A(a) 3,070 33,555
BrightView Holdings, Inc.* 4,427 34,132
Brink's Co. (The) 4,369 318,762
Casella Waste Systems, Inc.,
Class A* 5,283 426,285
CECO Environmental Corp.* 2,810 33,832
Cimpress plc* 1,682 116,899
CoreCivic, Inc.* 11,243 109,057
Deluxe Corp. 4,087 77,612
Ennis, Inc. 2,418 52,084
Enviri Corp.* 7,619 71,847
GEO Group, Inc. (The)*(a) 11,503 85,928
Healthcare Services Group,
Inc. 7,109 89,645

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Heritage-Crystal Clean, Inc.* 1,481 68,230
HNI Corp. 4,420 128,578
Interface, Inc., Class A 5,456 53,305
LanzaTech Global, Inc.* 1,952 12,649
Li-Cycle Holdings Corp.*(a) 13,600 82,008
Liquidity Services, Inc.* 2,163 36,295
Matthews International Corp.,
Class A 2,858 131,182
MillerKnoll, Inc. 7,474 146,266
Montrose Environmental
Group, Inc.* 2,674 108,217
NL Industries, Inc. 865 5,017
OPENLANE, Inc.* 10,558 165,761
Performant Financial Corp.* 6,368 19,550
Pitney Bowes, Inc. 12,266 48,328
Quad/Graphics, Inc.* 3,409 20,181
SP Plus Corp.* 1,857 71,402
Steelcase, Inc., Class A 8,159 69,923
UniFirst Corp. 1,436 233,063
Viad Corp.* 1,911 53,909
VSE Corp.(a) 1,035 55,631
3,518,608
Communications Equipment 0.7%
ADTRAN Holdings, Inc.(a) 7,590 73,851
Aviat Networks, Inc.* 638 19,504
Calix, Inc.* 5,584 251,894
Cambium Networks Corp.* 985 15,957
Clearfield, Inc.* 1,251 58,472
CommScope Holding Co.,
Inc.* 20,159 90,715
Comtech Telecommunications
Corp. 2,491 25,309
Digi International, Inc.* 3,253 136,398
DZS, Inc.*(a) 1,867 7,039
Extreme Networks, Inc.* 12,009 319,319
Harmonic, Inc.* 10,426 155,556
Infinera Corp.*(a) 19,314 86,913
KVH Industries, Inc.* 1,775 15,194
NETGEAR, Inc.* 2,780 37,919
NetScout Systems, Inc.* 6,531 182,541
Ribbon Communications, Inc.* 9,194 29,237
Viavi Solutions, Inc.*(a) 21,539 234,129
1,739,947
Construction & Engineering 1.5%
Ameresco, Inc., Class A* 2,992 174,164
API Group Corp.* 19,907 572,525
Arcosa, Inc. 4,586 353,948
Argan, Inc. 1,218 46,333
Bowman Consulting Group
Ltd.* 951 32,952
Comfort Systems USA, Inc. 3,373 586,801
Concrete Pumping Holdings,
Inc.* 2,745 22,152
Construction Partners, Inc.,
Class A* 3,783 111,220
Dycom Industries, Inc.* 2,734 272,252
Fluor Corp.*(a) 13,467 417,208
Granite Construction, Inc. 4,154 170,023
Great Lakes Dredge & Dock
Corp.* 6,040 50,736
IES Holdings, Inc.* 836 47,920
Common Stocks
Shares Value ($)
Construction & Engineering
INNOVATE Corp.*(a) 4,439 7,324
Limbach Holdings, Inc.* 871 23,012
MYR Group, Inc.* 1,568 223,534
Northwest Pipe Co.* 912 29,713
Primoris Services Corp. 4,987 158,387
Sterling Infrastructure, Inc.* 2,828 169,652
Tutor Perini Corp.* 4,143 35,008
3,504,864
Construction Materials 0.3%
Knife River Corp.* 4,822 209,612
Summit Materials, Inc., Class
A* 11,264 407,532
United States Lime & Minerals,
Inc. 207 42,561
659,705
Consumer Finance 0.9%
Atlanticus Holdings Corp.* 414 16,850
Bread Financial Holdings, Inc. 2,664 110,742
Consumer Portfolio Services,
Inc.* 949 12,157
Encore Capital Group, Inc.* 2,210 118,235
Enova International, Inc.* 2,961 163,122
FirstCash Holdings, Inc. 3,625 345,390
Green Dot Corp., Class A* 4,472 87,428
LendingClub Corp.* 9,755 81,844
LendingTree, Inc.* 1,071 26,132
Navient Corp. 8,762 166,828
Nelnet, Inc., Class A 1,394 137,560
NerdWallet, Inc., Class A*(a) 3,241 36,332
OppFi, Inc.*(a) 2,395 4,982
PRA Group, Inc.* 3,784 90,286
PROG Holdings, Inc.* 4,385 177,943
Regional Management Corp. 706 22,938
Upstart Holdings, Inc.*(a) 6,823 468,672
World Acceptance Corp.* 378 59,682
2,127,123
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The) 3,006 146,753
Chefs' Warehouse, Inc.
(The)*(a) 3,233 117,487
HF Foods Group, Inc.* 3,603 18,844
Ingles Markets, Inc., Class A 1,337 113,378
Natural Grocers by Vitamin
Cottage, Inc. 867 10,794
PriceSmart, Inc. 2,517 195,646
SpartanNash Co. 3,428 76,924
Sprouts Farmers Market, Inc.* 10,028 393,599
United Natural Foods, Inc.* 5,587 116,210
Village Super Market, Inc.,
Class A 852 19,835
Weis Markets, Inc. 1,524 101,102
1,310,572
Containers & Packaging 0.3%
Greif, Inc., Class A 2,348 173,681
Greif, Inc., Class B 509 40,247
Myers Industries, Inc. 3,553 69,674
O-I Glass, Inc.* 14,595 335,101
Pactiv Evergreen, Inc. 4,483 38,599
Ranpak Holdings Corp., Class
A* 4,496 28,820

78 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Containers & Packaging
TriMas Corp. 3,925 101,108
787,230
Distributors 0.0%
†
Weyco Group, Inc. 665 18,154
Diversified Consumer Services 1.0%
2U, Inc.* 7,335 35,061
Adtalem Global Education,
Inc.* 4,393 189,953
Carriage Services, Inc., Class
A 1,359 43,991
Chegg, Inc.* 12,070 122,269
Coursera, Inc.* 12,327 193,411
Duolingo, Inc., Class A*(a) 2,717 421,651
European Wax Center, Inc.,
Class A*(a) 3,232 62,604
Frontdoor, Inc.* 7,825 273,249
Graham Holdings Co., Class B 359 210,643
Laureate Education, Inc. 12,606 161,609
Lincoln Educational Services
Corp.* 2,241 15,934
Nerdy, Inc.* 4,657 23,006
OneSpaWorld Holdings Ltd.* 6,908 88,733
Perdoceo Education Corp.* 6,267 83,664
Rover Group, Inc., Class A* 8,523 46,706
Strategic Education, Inc. 2,158 162,066
Stride, Inc.* 3,977 151,961
Udemy, Inc.* 8,121 95,909
Universal Technical Institute,
Inc.* 3,635 26,463
WW International, Inc.* 5,088 59,275
2,468,158
Diversified REITs 0.6%
Alexander & Baldwin, Inc. 6,973 133,882
Alpine Income Property Trust,
Inc. 1,233 20,949
American Assets Trust, Inc. 4,762 107,145
Armada Hoffler Properties, Inc. 6,572 81,624
Broadstone Net Lease, Inc. 17,803 290,189
CTO Realty Growth, Inc. 2,215 38,762
Empire State Realty Trust,
Inc., Class A 11,998 107,382
Essential Properties Realty
Trust, Inc. 14,092 345,959
Gladstone Commercial Corp. 3,638 48,385
Global Net Lease, Inc. 10,216 109,209
One Liberty Properties, Inc. 1,527 31,197
Star Holdings* 1,243 19,378
1,334,061
Diversified Telecommunication Services 0.5%
Anterix, Inc.* 1,735 48,702
AST SpaceMobile, Inc., Class
A* 5,734 24,599
ATN International, Inc. 1,053 38,266
Bandwidth, Inc., Class A* 2,225 33,709
Charge Enterprises, Inc.*(a) 11,488 10,923
Cogent Communications
Holdings, Inc. 4,142 253,656
Consolidated Communications
Holdings, Inc.* 6,909 24,734
EchoStar Corp., Class A* 3,201 62,196
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Globalstar, Inc.*(a) 65,367 70,596
IDT Corp., Class B* 1,599 37,928
Liberty Latin America Ltd.,
Class A* 3,836 32,222
Liberty Latin America Ltd.,
Class C* 14,075 117,104
Lumen Technologies, Inc. 95,427 170,814
Ooma, Inc.* 2,215 33,225
Radius Global Infrastructure,
Inc.* 8,037 119,832
1,078,506
Electric Utilities 0.7%
ALLETE, Inc. 5,455 313,281
Genie Energy Ltd., Class B 1,871 25,090
MGE Energy, Inc. 3,488 279,877
Otter Tail Corp. 3,879 314,238
PNM Resources, Inc.(a) 8,223 368,555
Portland General Electric Co. 9,199 438,516
1,739,557
Electrical Equipment 1.7%
Allied Motion Technologies,
Inc. 1,253 48,742
Amprius Technologies, Inc.*(a) 728 5,467
Array Technologies, Inc.* 14,233 271,139
Atkore, Inc.*(a) 3,750 595,013
Babcock & Wilcox Enterprises,
Inc.* 5,298 29,033
Blink Charging Co.*(a) 4,310 27,584
Bloom Energy Corp., Class
A*(a) 18,240 325,766
Encore Wire Corp.(a) 1,586 270,714
Energy Vault Holdings, Inc.*(a) 10,133 33,946
EnerSys 3,935 426,239
Enovix Corp.* 12,961 278,921
Eos Energy Enterprises,
Inc.*(a) 10,185 25,055
ESS Tech, Inc.* 7,186 13,869
Fluence Energy, Inc., Class
A*(a) 3,725 108,919
FTC Solar, Inc.* 6,641 25,236
FuelCell Energy, Inc.*(a) 40,016 87,635
GrafTech International Ltd. 18,419 97,252
LSI Industries, Inc. 2,476 31,198
NEXTracker, Inc., Class A* 4,121 174,524
NuScale Power Corp.*(a) 5,071 38,438
Powell Industries, Inc. 885 53,790
Preformed Line Products Co. 250 43,378
SES AI Corp.*(a) 11,816 37,102
Shoals Technologies Group,
Inc., Class A* 16,237 421,513
SKYX Platforms Corp.*(a) 5,380 11,406
Stem, Inc.*(a) 13,663 96,597
SunPower Corp.*(a) 8,266 81,585
Thermon Group Holdings, Inc.* 3,123 86,226
TPI Composites, Inc.* 4,179 24,823
Vicor Corp.* 2,142 197,642
3,968,752
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.*(a) 2,243 15,611

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Advanced Energy Industries,
Inc. 3,559 445,516
Aeva Technologies, Inc.*(a) 9,995 12,494
Akoustis Technologies, Inc.*(a) 7,110 16,993
Arlo Technologies, Inc.* 8,109 92,118
Badger Meter, Inc. 2,807 462,145
Bel Fuse, Inc., Class B 990 53,114
Belden, Inc. 4,017 388,203
Benchmark Electronics, Inc. 3,283 87,032
Climb Global Solutions, Inc. 393 19,013
CTS Corp. 3,069 136,970
Daktronics, Inc.* 3,697 26,581
ePlus, Inc.* 2,540 143,129
Evolv Technologies Holdings,
Inc.* 10,663 70,163
Fabrinet* 3,538 437,438
FARO Technologies, Inc.* 1,740 28,867
Insight Enterprises, Inc.* 2,718 398,703
Iteris, Inc.* 4,042 16,815
Itron, Inc.* 4,350 342,215
Kimball Electronics, Inc.* 2,274 66,355
Knowles Corp.* 8,479 154,911
Lightwave Logic, Inc.*(a) 10,788 72,495
Luna Innovations, Inc.* 3,040 27,482
Methode Electronics, Inc. 3,389 114,006
MicroVision, Inc.*(a) 17,123 68,492
Mirion Technologies, Inc.,
Class A* 18,969 143,216
Motomova, Inc.*^∞ 1,500 0
Napco Security Technologies,
Inc. 3,084 115,588
nLight, Inc.* 4,132 59,501
Novanta, Inc.* 3,380 597,922
OSI Systems, Inc.* 1,506 179,560
PAR Technology Corp.* 2,625 90,799
PC Connection, Inc. 1,019 49,330
Plexus Corp.* 2,587 254,794
Richardson Electronics Ltd. 1,133 15,635
Rogers Corp.* 1,640 276,520
Sanmina Corp.* 5,464 335,817
ScanSource, Inc.* 2,385 71,765
SmartRent, Inc., Class A*(a) 17,442 69,419
Tingo Group, Inc.*(a) 11,556 16,294
TTM Technologies, Inc.*(a) 9,874 141,791
Vishay Intertechnology, Inc. 12,273 345,485
Vishay Precision Group, Inc.* 1,184 44,293
Vuzix Corp.*(a) 5,561 29,362
6,533,952
Energy Equipment & Services 2.7%
Archrock, Inc. 13,262 154,635
Atlas Energy Solutions, Inc.,
Class A 1,541 30,435
Borr Drilling Ltd.* 21,663 190,201
Bristow Group, Inc., Class A* 2,183 67,171
Cactus, Inc., Class A(a) 6,121 310,824
ChampionX Corp.(a) 19,044 677,966
Core Laboratories, Inc. 4,439 115,370
Diamond Offshore Drilling,
Inc.*(a) 9,438 149,404
DMC Global, Inc.* 1,761 33,213
Dril-Quip, Inc.* 3,326 86,110
Common Stocks
Shares Value ($)
Energy Equipment & Services
Expro Group Holdings NV* 8,423 186,906
Forum Energy Technologies,
Inc.*(a) 928 25,251
Helix Energy Solutions Group,
Inc.* 13,423 128,861
Helmerich & Payne, Inc. 9,514 425,942
KLX Energy Services
Holdings, Inc.*(a) 1,199 14,064
Liberty Energy, Inc., Class A 16,189 266,633
Mammoth Energy Services,
Inc.* 2,205 10,782
Nabors Industries Ltd.*(a) 884 108,281
Newpark Resources, Inc.* 8,796 48,554
NexTier Oilfield Solutions,
Inc.*(a) 18,421 219,578
Noble Corp. plc* 10,193 532,788
Oceaneering International,
Inc.* 9,741 218,685
Oil States International, Inc.* 6,072 48,819
Patterson-UTI Energy, Inc. 19,632 310,971
ProFrac Holding Corp., Class
A*(a) 2,187 28,147
ProPetro Holding Corp.* 9,336 97,468
Ranger Energy Services, Inc.* 1,470 15,435
RPC, Inc.(a) 8,378 69,705
SEACOR Marine Holdings,
Inc.*(a) 2,279 26,186
Seadrill Ltd.* 4,785 234,034
Select Water Solutions, Inc.,
Class A 8,062 67,801
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 31,336
TETRA Technologies, Inc.* 11,629 52,214
Tidewater, Inc.* 4,480 282,733
US Silica Holdings, Inc.* 7,001 91,083
Valaris Ltd.* 5,836 448,205
Weatherford International plc* 6,685 555,524
6,361,315
Entertainment 0.4%
Atlanta Braves Holdings, Inc.,
Class A*(a) 911 43,127
Atlanta Braves Holdings, Inc.,
Class C* 4,260 173,467
Cinemark Holdings, Inc.* 10,410 173,743
IMAX Corp.* 4,450 81,925
Lions Gate Entertainment
Corp., Class A* 5,401 41,479
Lions Gate Entertainment
Corp., Class B* 11,471 83,968
Loop Media, Inc.*(a) 3,450 7,935
Madison Square Garden
Entertainment Corp.* 4,093 142,600
Marcus Corp. (The)(a) 2,314 36,098
Playstudios, Inc.* 8,493 41,871
Reservoir Media, Inc.* 1,940 10,592
Sphere Entertainment Co.* 2,503 106,252
Vivid Seats, Inc., Class A* 2,123 17,685
960,742
Financial Services 2.2%
Acacia Research Corp.*(a) 3,597 14,352
Alerus Financial Corp. 1,793 35,466

80 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
A-Mark Precious Metals, Inc. 1,696 69,180
AvidXchange Holdings, Inc.* 14,334 177,885
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 59,209
Cannae Holdings, Inc.* 6,890 140,418
Cantaloupe, Inc.* 5,521 42,567
Cass Information Systems,
Inc. 1,246 47,286
Compass Diversified Holdings 5,920 133,378
Enact Holdings, Inc. 2,839 77,221
Essent Group Ltd. 10,028 497,389
EVERTEC, Inc. 6,188 243,374
Federal Agricultural Mortgage
Corp., Class C 885 142,264
Finance of America Cos., Inc.,
Class A* 3,164 6,296
Flywire Corp.* 9,096 310,537
Home Point Capital, Inc.* 642 1,489
I3 Verticals, Inc., Class A* 2,254 56,373
International Money Express,
Inc.* 2,941 71,260
Jackson Financial, Inc., Class
A 7,707 254,485
Marqeta, Inc., Class A* 46,403 258,929
Merchants Bancorp 1,615 51,050
Mr. Cooper Group, Inc.* 6,311 365,849
NewtekOne, Inc. 2,206 39,267
NMI Holdings, Inc., Class A* 7,874 210,314
Ocwen Financial Corp.*(a) 608 20,526
Pagseguro Digital Ltd., Class
A* 18,801 213,579
Payoneer Global, Inc.* 24,193 128,707
Paysafe Ltd.* 2,891 34,779
Paysign, Inc.* 3,090 5,933
PennyMac Financial Services,
Inc.(a) 2,416 181,756
Priority Technology Holdings,
Inc.* 1,943 8,743
Radian Group, Inc. 14,963 402,954
Remitly Global, Inc.* 7,984 153,931
Repay Holdings Corp., Class
A* 8,284 69,171
Security National Financial
Corp., Class A* 1,182 10,094
StoneCo Ltd., Class A* 27,561 399,359
SWK Holdings Corp.* 383 6,182
Velocity Financial, Inc.* 813 10,065
Walker & Dunlop, Inc.(a) 3,012 274,032
Waterstone Financial, Inc. 1,891 26,379
5,252,028
Food Products 1.1%
Alico, Inc. 645 16,706
B&G Foods, Inc.(a) 6,581 87,264
Benson Hill, Inc.* 15,199 21,127
Beyond Meat, Inc.*(a) 6,073 104,456
BRC, Inc., Class A*(a) 3,540 16,213
Calavo Growers, Inc. 1,637 61,764
Cal-Maine Foods, Inc.(a) 3,705 171,134
Dole plc 6,772 89,458
Fresh Del Monte Produce, Inc. 3,223 85,667
Common Stocks
Shares Value ($)
Food Products
Hain Celestial Group, Inc.
(The)* 8,836 111,952
Hostess Brands, Inc., Class A* 12,703 305,380
J & J Snack Foods Corp. 1,438 230,540
John B Sanfilippo & Son, Inc. 832 90,613
Lancaster Colony Corp.(a) 1,866 359,448
Limoneira Co. 1,657 25,717
Mission Produce, Inc.* 4,668 54,242
Seneca Foods Corp., Class A* 515 19,861
Simply Good Foods Co.
(The)*(a) 8,524 329,964
Sovos Brands, Inc.* 3,546 63,119
SunOpta, Inc.* 9,676 64,152
TreeHouse Foods, Inc.* 4,899 252,837
Utz Brands, Inc. 6,821 114,252
Vital Farms, Inc.* 2,889 33,801
Westrock Coffee Co.* 2,688 29,823
2,739,490
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A 9,295 434,262
Chesapeake Utilities Corp. 1,687 199,471
New Jersey Resources Corp. 9,139 408,513
Northwest Natural Holding Co. 3,403 146,227
ONE Gas, Inc.(a) 5,227 413,613
RGC Resources, Inc. 758 15,251
Southwest Gas Holdings, Inc. 5,850 385,749
Spire, Inc.(a) 4,852 308,442
2,311,528
Ground Transportation 0.5%
ArcBest Corp. 2,294 266,838
Covenant Logistics Group,
Inc., Class A 818 44,794
Daseke, Inc.* 4,227 32,886
FTAI Infrastructure, Inc. 9,366 33,249
Heartland Express, Inc. 4,265 69,733
Marten Transport Ltd. 5,523 125,151
PAM Transportation Services,
Inc.* 683 17,662
RXO, Inc.* 11,004 242,638
TuSimple Holdings, Inc., Class
A*(a) 15,631 36,577
Universal Logistics Holdings,
Inc. 692 21,514
Werner Enterprises, Inc. 6,002 282,214
1,173,256
Health Care Equipment & Supplies 3.3%
Accuray, Inc.*(a) 8,826 37,599
Alphatec Holdings, Inc.* 7,292 128,850
AngioDynamics, Inc.* 3,507 30,476
Artivion, Inc.*(a) 3,603 62,764
AtriCure, Inc.* 4,336 239,998
Atrion Corp. 134 75,122
Avanos Medical, Inc.* 4,543 111,167
Axogen, Inc.* 3,771 32,581
Axonics, Inc.* 4,683 282,713
Beyond Air, Inc.*(a) 2,426 8,758
Butterfly Network, Inc.*(a) 12,189 31,326
Cerus Corp.* 15,938 48,930
ClearPoint Neuro, Inc.* 2,169 14,901

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CONMED Corp. 2,902 351,287
Cutera, Inc.* 1,609 32,196
CVRx, Inc.* 1,052 18,862
Embecta Corp. 5,455 116,410
Glaukos Corp.* 4,455 343,659
Haemonetics Corp.*(a) 4,769 439,892
Inari Medical, Inc.* 4,905 279,928
Inmode Ltd.* 7,332 314,616
Inogen, Inc.* 2,418 19,755
Integer Holdings Corp.* 3,118 288,353
iRadimed Corp. 736 32,332
iRhythm Technologies, Inc.* 2,921 306,880
KORU Medical Systems, Inc.* 3,308 8,601
Lantheus Holdings, Inc.*(a) 6,502 562,358
LeMaitre Vascular, Inc. 1,897 119,947
LivaNova plc* 5,108 298,563
Merit Medical Systems, Inc.* 5,389 402,397
Nano-X Imaging Ltd.* 4,125 51,150
Neogen Corp.* 20,593 477,552
Nevro Corp.* 3,458 86,415
NuVasive, Inc.* 5,075 209,141
Omnicell, Inc.* 4,222 266,619
OraSure Technologies, Inc.* 6,842 32,294
Orchestra BioMed Holdings,
Inc.*(a) 662 3,886
Orthofix Medical, Inc.* 3,217 63,343
OrthoPediatrics Corp.* 1,492 62,291
Outset Medical, Inc.* 4,731 97,364
Paragon 28, Inc.* 4,578 80,893
PROCEPT BioRobotics
Corp.*(a) 3,416 117,647
Pulmonx Corp.*(a) 3,424 47,936
Pulse Biosciences, Inc.*(a) 1,528 12,071
RxSight, Inc.* 2,564 85,561
Sanara Medtech, Inc.*(a) 359 15,028
Semler Scientific, Inc.* 473 11,612
SI-BONE, Inc.*(a) 3,373 86,888
Sight Sciences, Inc.*(a) 2,106 18,533
Silk Road Medical, Inc.* 3,590 81,996
STAAR Surgical Co.* 4,641 254,188
Surmodics, Inc.* 1,282 41,114
Tactile Systems Technology,
Inc.* 2,202 50,448
Tela Bio, Inc.* 1,502 14,705
TransMedics Group, Inc.* 3,015 280,938
Treace Medical Concepts,
Inc.* 4,279 97,518
UFP Technologies, Inc.* 662 128,868
Utah Medical Products, Inc. 343 33,727
Varex Imaging Corp.*(a) 3,650 85,008
Vicarious Surgical, Inc., Class
A* 4,621 7,578
Zimvie, Inc.* 2,445 33,545
Zynex, Inc.*(a) 2,132 20,808
7,997,886
Health Care Providers & Services 2.7%
23andMe Holding Co., Class
A*(a) 26,313 50,521
Accolade, Inc.* 6,235 93,650
AdaptHealth Corp., Class A* 7,169 98,502
Addus HomeCare Corp.* 1,501 137,447
Common Stocks
Shares Value ($)
Health Care Providers & Services
Agiliti, Inc.*(a) 2,715 46,617
AirSculpt Technologies, Inc.(a) 871 7,900
Alignment Healthcare, Inc.* 9,842 61,119
AMN Healthcare Services,
Inc.* 3,842 411,670
Apollo Medical Holdings, Inc.* 4,055 148,535
Aveanna Healthcare Holdings,
Inc.* 3,656 6,325
Brookdale Senior Living, Inc.* 17,843 62,807
Cano Health, Inc.*(a) 22,608 33,234
CareMax, Inc.* 7,143 17,072
Castle Biosciences, Inc.* 2,447 41,232
Community Health Systems,
Inc.* 11,774 51,688
CorVel Corp.* 838 171,421
Cross Country Healthcare,
Inc.* 3,506 90,455
DocGo, Inc.* 7,958 66,768
Enhabit, Inc.* 4,766 65,437
Ensign Group, Inc. (The) 5,161 499,946
Fulgent Genetics, Inc.* 1,996 77,505
Guardant Health, Inc.* 10,523 410,607
HealthEquity, Inc.* 7,994 543,112
Hims & Hers Health, Inc.* 11,434 102,563
InfuSystem Holdings, Inc.* 1,719 17,740
Innovage Holding Corp.* 1,737 12,506
Invitae Corp.*(a) 22,450 31,879
Joint Corp. (The)* 1,297 17,509
LifeStance Health Group, Inc.* 10,043 94,304
ModivCare, Inc.* 1,262 55,200
National HealthCare Corp. 1,187 70,057
National Research Corp. 1,343 57,628
NeoGenomics, Inc.* 12,237 212,067
OPKO Health, Inc.* 38,556 71,714
Option Care Health, Inc.* 16,115 544,365
Owens & Minor, Inc.* 7,210 138,720
P3 Health Partners, Inc.*(a) 2,825 6,271
Patterson Cos., Inc. 8,329 273,941
Pediatrix Medical Group, Inc.* 7,793 106,998
Pennant Group, Inc. (The)* 2,429 27,885
PetIQ, Inc., Class A* 2,580 43,189
Privia Health Group, Inc.*(a) 6,403 178,772
Progyny, Inc.* 7,435 310,486
Quipt Home Medical Corp.* 3,819 20,279
RadNet, Inc.* 4,713 155,906
Select Medical Holdings Corp. 10,040 301,300
Surgery Partners, Inc.* 6,391 246,884
US Physical Therapy, Inc. 1,225 142,431
Viemed Healthcare, Inc.* 3,230 27,293
6,461,457
Health Care REITs 0.6%
CareTrust REIT, Inc. 9,522 197,962
Community Healthcare Trust,
Inc. 2,417 85,175
Diversified Healthcare Trust 22,423 46,864
Global Medical REIT, Inc. 5,727 56,697
LTC Properties, Inc. 3,914 131,354
National Health Investors, Inc. 3,943 216,510
Physicians Realty Trust 22,539 332,225
Sabra Health Care REIT, Inc. 21,928 284,845

82 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care REITs
Universal Health Realty
Income Trust 1,227 58,565
1,410,197
Health Care Technology 0.6%
American Well Corp., Class A* 22,693 55,598
Computer Programs &
Systems, Inc.* 1,315 34,479
Definitive Healthcare Corp.,
Class A*(a) 4,272 50,538
Evolent Health, Inc., Class A* 10,425 316,816
Health Catalyst, Inc.* 5,502 77,193
HealthStream, Inc. 2,440 54,851
Multiplan Corp.*(a) 34,565 74,315
NextGen Healthcare, Inc.* 5,289 87,956
OptimizeRx Corp.* 1,677 23,394
Phreesia, Inc.* 4,936 156,570
Schrodinger, Inc.*(a) 5,078 265,630
Sharecare, Inc.* 29,319 40,753
Simulations Plus, Inc.(a) 1,445 71,961
Veradigm, Inc.* 10,371 140,216
1,450,270
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc. 20,746 321,563
Braemar Hotels & Resorts, Inc. 7,012 25,944
Chatham Lodging Trust 4,365 41,904
DiamondRock Hospitality Co. 20,192 171,632
Hersha Hospitality Trust, Class
A 2,727 17,071
Pebblebrook Hotel Trust 12,542 193,774
RLJ Lodging Trust 15,466 159,300
Ryman Hospitality Properties,
Inc. 5,476 521,808
Service Properties Trust 15,475 131,383
Summit Hotel Properties, Inc. 9,803 63,131
Sunstone Hotel Investors, Inc. 20,097 204,789
Xenia Hotels & Resorts, Inc. 10,670 135,509
1,987,808
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.,
Class A* 5,387 61,412
Bally's Corp.* 3,329 54,196
Biglari Holdings, Inc., Class B* 64 13,002
BJ's Restaurants, Inc.* 2,094 78,860
Bloomin' Brands, Inc. 8,288 222,699
Bluegreen Vacations Holding
Corp., Class A 1,081 42,256
Bowlero Corp.*(a) 2,764 33,527
Brinker International, Inc.* 4,248 166,862
Carrols Restaurant Group,
Inc.* 3,478 20,485
Century Casinos, Inc.* 2,834 22,530
Cheesecake Factory, Inc.
(The)(a) 4,705 173,050
Chuy's Holdings, Inc.* 1,758 73,115
Cracker Barrel Old Country
Store, Inc.(a) 2,080 193,856
Dave & Buster's
Entertainment, Inc.* 4,098 187,688
Denny's Corp.* 5,442 63,998
Dine Brands Global, Inc. 1,471 88,731
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
El Pollo Loco Holdings, Inc. 2,709 28,851
Everi Holdings, Inc.* 8,096 120,145
Fiesta Restaurant Group, Inc.* 1,675 12,898
First Watch Restaurant Group,
Inc.* 1,482 27,625
Full House Resorts, Inc.* 3,100 19,902
Global Business Travel Group
I*(a) 3,054 21,500
Golden Entertainment, Inc.* 1,845 78,117
Hilton Grand Vacations, Inc.* 7,706 358,329
Inspired Entertainment, Inc.* 1,870 23,543
International Game
Technology plc 10,283 347,874
Jack in the Box, Inc. 1,986 197,428
Krispy Kreme, Inc. 8,289 127,651
Kura Sushi USA, Inc., Class
A*(a) 552 54,930
Life Time Group Holdings,
Inc.*(a) 4,057 73,391
Light & Wonder, Inc.* 8,648 607,954
Lindblad Expeditions Holdings,
Inc.* 3,420 40,424
Monarch Casino & Resort, Inc. 1,225 84,917
Mondee Holdings, Inc.*(a) 4,296 36,774
Nathan's Famous, Inc. 267 21,387
Noodles & Co., Class A* 3,955 14,436
ONE Group Hospitality, Inc.
(The)* 1,852 13,649
Papa John's International, Inc. 3,306 273,406
PlayAGS, Inc.* 3,495 23,137
Portillo's, Inc., Class A* 4,021 92,684
Potbelly Corp.* 2,470 23,589
RCI Hospitality Holdings, Inc.
(a) 865 60,334
Red Robin Gourmet Burgers,
Inc.*(a) 1,502 21,854
Red Rock Resorts, Inc., Class
A 4,508 218,638
Rush Street Interactive, Inc.* 6,729 25,772
Sabre Corp.*(a) 31,790 130,339
SeaWorld Entertainment, Inc.* 3,844 212,842
Shake Shack, Inc., Class A*(a) 3,565 276,858
Six Flags Entertainment Corp.* 6,840 163,476
Super Group SGHC Ltd.*(a) 12,913 39,126
Sweetgreen, Inc., Class A*(a) 8,789 132,450
Target Hospitality Corp.* 2,960 37,799
Xponential Fitness, Inc., Class
A* 2,339 49,400
5,589,696
Household Durables 2.2%
Beazer Homes USA, Inc.* 2,713 91,238
Cavco Industries, Inc.* 841 248,642
Century Communities, Inc. 2,757 212,896
Cricut, Inc., Class A 4,527 53,690
Dream Finders Homes, Inc.,
Class A*(a) 2,293 58,472
Ethan Allen Interiors, Inc. 2,283 71,846
GoPro, Inc., Class A* 12,312 50,356
Green Brick Partners, Inc.* 2,549 144,069
Helen of Troy Ltd.* 2,253 318,349
Hooker Furnishings Corp.(a) 1,040 20,873

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Household Durables
Hovnanian Enterprises, Inc.,
Class A* 485 51,711
Installed Building Products,
Inc. 2,296 339,854
iRobot Corp.* 2,671 106,840
KB Home 7,216 389,448
Landsea Homes Corp.* 1,027 10,136
La-Z-Boy, Inc. 4,044 126,860
Legacy Housing Corp.* 917 21,751
LGI Homes, Inc.*(a) 1,963 272,366
Lovesac Co. (The)* 1,259 36,864
M/I Homes, Inc.* 2,581 258,100
MDC Holdings, Inc. 5,513 282,707
Meritage Homes Corp. 3,456 514,771
Purple Innovation, Inc., Class
A 5,433 16,951
Skyline Champion Corp.* 5,114 356,241
Snap One Holdings Corp.* 1,826 17,785
Sonos, Inc.* 12,089 207,205
Taylor Morrison Home Corp.,
Class A* 9,957 482,118
Traeger, Inc.* 3,642 16,243
Tri Pointe Homes, Inc.* 9,716 309,746
United Homes Group, Inc.* 642 7,300
Vizio Holding Corp., Class A* 6,901 51,412
VOXX International Corp.,
Class A*(a) 1,315 12,151
5,158,991
Household Products 0.3%
Central Garden & Pet Co.* 924 37,404
Central Garden & Pet Co.,
Class A* 3,933 150,319
Energizer Holdings, Inc. 6,783 242,153
Oil-Dri Corp. of America 465 29,188
WD-40 Co.(a) 1,319 302,710
761,774
Independent Power and Renewable Electricity Producers
0.3%
Altus Power, Inc., Class A*(a) 6,048 41,187
Montauk Renewables, Inc.* 6,500 56,875
Ormat Technologies, Inc. 5,065 411,785
Sunnova Energy International,
Inc.*(a) 9,637 170,189
680,036
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 2,500 51,300
Industrial REITs 0.4%
Innovative Industrial
Properties, Inc. 2,667 211,306
LXP Industrial Trust 27,440 276,321
Plymouth Industrial REIT, Inc. 4,066 92,583
Terreno Realty Corp. 7,736 459,054
1,039,264
Insurance 1.7%
Ambac Financial Group, Inc.* 4,156 58,766
American Equity Investment
Life Holding Co. 7,362 395,119
AMERISAFE, Inc. 1,841 95,953
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd.(a) 3,004 89,219
BRP Group, Inc., Class A* 5,910 147,218
CNO Financial Group, Inc. 10,740 276,233
Crawford & Co., Class A 1,679 16,135
Donegal Group, Inc., Class A 1,421 20,704
eHealth, Inc.* 2,314 17,494
Employers Holdings, Inc. 2,166 83,673
Enstar Group Ltd.* 1,130 289,144
F&G Annuities & Life, Inc. 1,773 46,453
Genworth Financial, Inc.,
Class A* 44,404 260,207
GoHealth, Inc., Class A* 371 6,871
Goosehead Insurance, Inc.,
Class A* 2,040 136,415
Greenlight Capital Re Ltd.,
Class A* 2,858 29,380
HCI Group, Inc. 550 34,545
Hippo Holdings, Inc.*(a) 992 17,062
Horace Mann Educators Corp. 3,716 111,963
Investors Title Co. 135 21,134
James River Group Holdings
Ltd. 2,974 54,989
Kingsway Financial Services,
Inc.* 1,007 8,429
Lemonade, Inc.*(a) 4,885 113,576
Maiden Holdings Ltd.*(a) 8,591 16,752
MBIA, Inc.* 4,444 38,841
Mercury General Corp. 2,549 82,027
National Western Life Group,
Inc., Class A 218 91,924
NI Holdings, Inc.* 857 11,938
Oscar Health, Inc., Class A* 14,638 110,078
Palomar Holdings, Inc.* 2,298 139,167
ProAssurance Corp. 5,093 85,562
Safety Insurance Group, Inc. 1,191 85,752
Selective Insurance Group,
Inc. 5,679 586,016
Selectquote, Inc.* 12,915 24,409
SiriusPoint Ltd.* 8,589 80,221
Skyward Specialty Insurance
Group, Inc.* 1,007 23,856
Stewart Information Services
Corp. 2,529 119,192
Tiptree, Inc., Class A 2,507 37,028
Trupanion, Inc.*(a) 3,801 117,261
United Fire Group, Inc. 1,888 45,388
United Insurance Holdings
Corp.* 1,856 9,837
Universal Insurance Holdings,
Inc. 2,267 35,206
4,071,137
Interactive Media & Services 0.8%
Bumble, Inc., Class A* 9,725 180,107
Cargurus, Inc., Class A* 9,690 219,575
Cars.com, Inc.* 6,495 148,151
DHI Group, Inc.* 3,527 13,297
Eventbrite, Inc., Class A* 7,312 84,161
EverQuote, Inc., Class A* 1,856 13,140
fuboTV, Inc.*(a) 20,530 69,186
Grindr, Inc.*(a) 3,881 22,898

84 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
MediaAlpha, Inc., Class A* 2,576 26,121
Nextdoor Holdings, Inc.* 13,774 42,837
Outbrain, Inc.* 3,099 16,456
QuinStreet, Inc.* 4,917 43,663
Shutterstock, Inc.(a) 2,337 120,239
System1, Inc.*(a) 2,344 6,704
TrueCar, Inc.* 8,503 20,832
Vimeo, Inc.* 12,941 53,317
Yelp, Inc., Class A* 6,428 289,581
Ziff Davis, Inc.* 4,457 323,222
ZipRecruiter, Inc., Class A* 7,154 132,492
1,825,979
IT Services 0.5%
BigBear.ai Holdings, Inc.*(a) 2,606 5,238
BigCommerce Holdings, Inc.,
Series 1* 6,592 71,260
Brightcove, Inc.* 4,060 18,229
DigitalOcean Holdings, Inc.* 6,003 297,269
Fastly, Inc., Class A* 11,277 207,158
Grid Dynamics Holdings, Inc.* 5,288 55,101
Hackett Group, Inc. (The) 2,220 51,615
Information Services Group,
Inc. 2,880 14,832
Perficient, Inc.* 3,243 206,871
Rackspace Technology,
Inc.*(a) 8,705 20,196
Squarespace, Inc., Class A* 4,230 140,182
Thoughtworks Holding, Inc.*(a) 8,762 62,123
Tucows, Inc., Class A*(a) 959 29,623
Unisys Corp.* 6,278 34,152
1,213,849
Leisure Products 0.5%
Acushnet Holdings Corp. 2,956 176,266
AMMO, Inc.*(a) 8,211 17,079
Clarus Corp.(a) 2,530 22,517
Escalade, Inc.(a) 942 13,753
Funko, Inc., Class A*(a) 3,050 24,888
JAKKS Pacific, Inc.* 684 14,255
Johnson Outdoors, Inc., Class
A 496 29,324
Latham Group, Inc.* 4,039 15,914
Malibu Boats, Inc., Class A*(a) 1,910 114,504
Marine Products Corp. 694 11,132
MasterCraft Boat Holdings,
Inc.* 1,622 49,714
Smith & Wesson Brands, Inc. 4,217 53,682
Solo Brands, Inc., Class A* 2,035 11,925
Sturm Ruger & Co., Inc. 1,708 90,439
Topgolf Callaway Brands
Corp.*(a) 13,474 269,076
Vista Outdoor, Inc.* 5,237 158,681
1,073,149
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies
Corp.* 10,374 87,557
Akoya Biosciences, Inc.* 1,283 8,853
BioLife Solutions, Inc.*(a) 3,363 66,856
Codexis, Inc.* 5,840 21,024
CryoPort, Inc.* 4,283 68,828
Cytek Biosciences, Inc.* 11,127 99,698
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Harvard Bioscience, Inc.* 3,702 17,214
MaxCyte, Inc.* 8,706 38,916
Mesa Laboratories, Inc.(a) 478 61,499
NanoString Technologies, Inc.* 4,336 20,639
Nautilus Biotechnology, Inc.,
Class A* 4,017 13,216
OmniAb, Inc.*(a) 8,823 48,527
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.* 23,757 313,830
Quanterix Corp.* 3,413 84,779
Quantum-Si, Inc.* 8,046 31,299
Seer, Inc., Class A* 5,351 27,076
SomaLogic, Inc.* 15,822 38,764
1,048,575
Machinery 3.7%
374Water, Inc.*(a) 5,604 11,152
3D Systems Corp.* 12,081 105,225
Alamo Group, Inc. 958 185,622
Albany International Corp.,
Class A 2,954 284,411
Astec Industries, Inc. 2,172 107,297
Barnes Group, Inc. 4,697 184,592
Blue Bird Corp.* 1,506 31,536
Chart Industries, Inc.*(a) 4,061 739,752
CIRCOR International, Inc.* 1,745 97,196
Columbus McKinnon Corp. 2,655 112,413
Commercial Vehicle Group,
Inc.* 3,040 31,920
Desktop Metal, Inc., Class
A*(a) 27,186 49,479
Douglas Dynamics, Inc. 2,141 66,478
Energy Recovery, Inc.* 5,356 163,251
Enerpac Tool Group Corp.,
Class A 5,559 152,761
EnPro Industries, Inc. 1,965 272,703
ESCO Technologies, Inc. 2,429 244,236
Federal Signal Corp. 5,684 347,236
Franklin Electric Co., Inc. 4,387 433,523
Gencor Industries, Inc.* 997 15,204
Gorman-Rupp Co. (The) 2,152 68,218
Greenbrier Cos., Inc. (The) 2,972 137,277
Helios Technologies, Inc. 3,161 199,775
Hillenbrand, Inc. 6,550 340,207
Hillman Solutions Corp.* 16,339 160,776
Hyliion Holdings Corp.* 13,719 27,026
Hyster-Yale Materials
Handling, Inc. 1,034 49,384
John Bean Technologies Corp.
(a) 2,996 370,336
Kadant, Inc. 1,105 246,249
Kennametal, Inc. 7,661 233,507
Lindsay Corp. 1,026 135,976
Luxfer Holdings plc 2,745 34,752
Manitowoc Co., Inc. (The)* 3,253 58,944
Mayville Engineering Co., Inc.* 1,045 12,634
Microvast Holdings, Inc.*(a) 15,342 44,032
Miller Industries, Inc. 1,051 39,875
Mueller Industries, Inc. 5,343 433,104
Mueller Water Products, Inc.,
Class A 14,702 236,555

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Machinery
Nikola Corp.*(a) 56,187 150,019
Omega Flex, Inc. 304 27,214
Park-Ohio Holdings Corp. 794 15,300
Proterra, Inc.*(a) 22,190 37,501
Proto Labs, Inc.* 2,676 88,709
REV Group, Inc. 3,063 39,605
Shyft Group, Inc. (The) 3,333 48,095
SPX Technologies, Inc.* 4,167 352,570
Standex International Corp. 1,123 166,844
Tennant Co. 1,761 141,303
Terex Corp. 6,313 370,131
Titan International, Inc.* 4,784 59,752
Trinity Industries, Inc. 7,724 202,523
Velo3D, Inc.*(a) 9,504 21,764
Wabash National Corp. 4,610 109,165
Watts Water Technologies,
Inc., Class A 2,601 485,165
8,780,274
Marine Transportation 0.3%
Costamare, Inc. 5,014 56,006
Eagle Bulk Shipping, Inc.(a) 1,345 62,126
Eneti, Inc. 2,500 31,700
Genco Shipping & Trading Ltd. 3,992 57,884
Golden Ocean Group Ltd. 12,024 94,268
Himalaya Shipping Ltd.* 2,591 15,624
Matson, Inc. 3,374 315,334
Pangaea Logistics Solutions
Ltd.(a) 3,447 24,026
Safe Bulkers, Inc. 5,998 19,973
676,941
Media 0.8%
Advantage Solutions, Inc.* 7,239 18,749
AMC Networks, Inc., Class A* 3,068 38,718
Boston Omaha Corp., Class A* 2,239 43,705
Cardlytics, Inc.* 3,087 36,025
Clear Channel Outdoor
Holdings, Inc.* 34,415 61,947
Daily Journal Corp.* 125 36,190
Emerald Holding, Inc.* 1,555 7,697
Entravision Communications
Corp., Class A 5,926 28,326
EW Scripps Co. (The), Class
A* 5,864 57,819
Gambling.com Group Ltd.* 980 12,005
Gannett Co., Inc.* 13,690 38,606
Gray Television, Inc. 8,226 77,900
iHeartMedia, Inc., Class A* 11,520 54,490
Integral Ad Science Holding
Corp.* 3,741 78,000
John Wiley & Sons, Inc., Class
A 4,024 137,742
Magnite, Inc.*(a) 12,499 189,110
PubMatic, Inc., Class A* 3,996 79,880
Quotient Technology, Inc.* 8,964 35,318
Scholastic Corp. 2,895 125,035
Sinclair, Inc. 3,743 52,065
Stagwell, Inc., Class A* 10,245 68,744
TechTarget, Inc.* 2,665 86,559
TEGNA, Inc. 21,108 356,725
Thryv Holdings, Inc.*(a) 2,934 69,536
Common Stocks
Shares Value ($)
Media
Townsquare Media, Inc., Class
A 1,105 13,238
Urban One, Inc.* 479 2,721
Urban One, Inc., Class A* 401 2,298
WideOpenWest, Inc.* 4,967 40,928
1,850,076
Metals & Mining 1.9%
5E Advanced Materials, Inc.* 3,697 12,976
Alpha Metallurgical Resources,
Inc.(a) 1,228 212,714
Arconic Corp.* 9,659 288,708
ATI, Inc.* 12,214 582,364
Caledonia Mining Corp. plc(a) 1,553 18,294
Carpenter Technology Corp. 4,534 271,405
Century Aluminum Co.* 4,849 45,096
Coeur Mining, Inc.* 30,254 93,182
Commercial Metals Co. 11,119 636,229
Compass Minerals
International, Inc. 3,357 127,130
Constellium SE, Class A* 11,975 228,603
Contango ORE, Inc.*(a) 353 6,566
Dakota Gold Corp.* 4,450 13,083
Haynes International, Inc. 1,240 62,198
Hecla Mining Co. 56,876 327,606
i-80 Gold Corp.* 18,281 37,293
Ivanhoe Electric, Inc.*(a) 5,281 85,869
Kaiser Aluminum Corp. 1,494 121,313
Materion Corp. 1,971 234,825
Novagold Resources, Inc.* 23,543 106,179
Olympic Steel, Inc.(a) 906 50,546
Perpetua Resources Corp.* 3,574 13,510
Piedmont Lithium, Inc.* 1,680 92,165
PolyMet Mining Corp.* 5,367 11,163
Ramaco Resources, Inc.,
Class A 2,232 20,534
Ramaco Resources, Inc.,
Class B* 446 6,347
Ryerson Holding Corp. 2,133 90,631
Schnitzer Steel Industries,
Inc., Class A 2,434 88,135
SunCoke Energy, Inc. 7,952 70,614
TimkenSteel Corp.* 4,375 101,937
Tredegar Corp. 2,642 18,283
Warrior Met Coal, Inc. 4,993 220,940
Worthington Industries, Inc. 2,961 220,950
4,517,388
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc. 1,587 21,932
Angel Oak Mortgage REIT, Inc. 1,273 12,068
Apollo Commercial Real
Estate Finance, Inc. 13,304 156,987
Arbor Realty Trust, Inc. 15,526 262,545
Ares Commercial Real Estate
Corp. 4,706 50,166
ARMOUR Residential REIT,
Inc. 18,574 94,913
Blackstone Mortgage Trust,
Inc., Class A 16,274 374,139
BrightSpire Capital, Inc., Class
A 12,198 89,777

86 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chicago Atlantic Real Estate
Finance, Inc. 1,549 23,607
Chimera Investment Corp. 21,856 137,256
Claros Mortgage Trust, Inc. 8,930 110,018
Dynex Capital, Inc. 5,118 66,790
Ellington Financial, Inc. 6,095 82,405
Franklin BSP Realty Trust, Inc. 7,881 112,698
Granite Point Mortgage Trust,
Inc. 4,847 27,773
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 9,904 258,594
Invesco Mortgage Capital, Inc. 3,972 47,704
KKR Real Estate Finance
Trust, Inc. 5,503 68,567
Ladder Capital Corp., Class A 10,679 117,362
MFA Financial, Inc. 9,813 110,494
New York Mortgage Trust, Inc. 8,611 87,402
Nexpoint Real Estate Finance,
Inc. 982 16,802
Orchid Island Capital, Inc. 3,363 35,043
PennyMac Mortgage
Investment Trust 8,772 112,106
Ready Capital Corp. 15,167 175,482
Redwood Trust, Inc. 10,844 81,655
TPG RE Finance Trust, Inc. 6,823 53,219
Two Harbors Investment Corp. 9,406 126,135
2,913,639
Multi-Utilities 0.4%
Avista Corp. 6,736 260,279
Black Hills Corp. 6,311 380,743
NorthWestern Corp. 5,700 321,879
Unitil Corp. 1,484 77,227
1,040,128
Office REITs 0.6%
Brandywine Realty Trust 16,082 81,214
City Office REIT, Inc. 3,848 21,049
Corporate Office Properties
Trust 10,742 279,292
Douglas Emmett, Inc. 7,398 108,751
Easterly Government
Properties, Inc., Class A 8,777 129,549
Equity Commonwealth 10,079 197,448
Hudson Pacific Properties, Inc. 11,812 69,336
JBG SMITH Properties 10,588 177,137
Office Properties Income Trust 4,572 35,204
Orion Office REIT, Inc. 5,993 38,955
Paramount Group, Inc. 17,693 92,711
Peakstone Realty Trust 2,633 66,720
Piedmont Office Realty Trust,
Inc., Class A 11,853 88,186
Postal Realty Trust, Inc., Class
A 1,588 23,931
SL Green Realty Corp. 3,422 129,044
1,538,527
Oil, Gas & Consumable Fuels 4.6%
Amplify Energy Corp.* 3,841 28,193
Arch Resources, Inc. 1,733 222,586
Ardmore Shipping Corp. 3,769 53,067
Berry Corp. 7,643 59,615
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
California Resources Corp.(a) 7,006 373,770
Callon Petroleum Co.* 5,801 217,886
Centrus Energy Corp., Class
A* 895 33,652
Chord Energy Corp. 3,953 619,988
Civitas Resources, Inc. 6,557 490,857
Clean Energy Fuels Corp.* 16,347 80,591
CNX Resources Corp.* 15,925 324,870
Comstock Resources, Inc.(a) 8,520 108,630
CONSOL Energy, Inc. 3,237 241,221
Crescent Energy Co., Class
A(a) 3,628 43,064
CVR Energy, Inc. 2,801 102,909
Delek US Holdings, Inc. 6,695 184,715
Denbury, Inc.* 4,757 418,188
DHT Holdings, Inc. 13,356 131,557
Dorian LPG Ltd.(a) 3,119 92,759
Earthstone Energy, Inc., Class
A*(a) 5,408 86,420
Empire Petroleum Corp.* 977 8,793
Encore Energy Corp.* 13,400 33,902
Energy Fuels, Inc.* 14,548 92,816
Enviva, Inc. 2,963 39,912
Equitrans Midstream Corp. 41,364 428,945
Evolution Petroleum Corp.(a) 2,985 27,880
Excelerate Energy, Inc., Class
A 1,744 37,008
FLEX LNG Ltd.(a) 2,848 90,623
Gevo, Inc.*(a) 19,704 33,891
Golar LNG Ltd. 9,717 234,374
Granite Ridge Resources, Inc.
(a) 2,459 17,926
Green Plains, Inc.* 3,466 123,078
Gulfport Energy Corp.* 1,052 107,777
Hallador Energy Co.* 2,162 19,934
HighPeak Energy, Inc.(a) 1,081 16,377
International Seaways, Inc. 3,847 164,998
Kinetik Holdings, Inc., Class
A(a) 1,598 57,528
Kosmos Energy Ltd.* 43,572 309,361
Magnolia Oil & Gas Corp.,
Class A(a) 17,363 384,590
Matador Resources Co. 10,694 594,907
Murphy Oil Corp. 14,026 606,905
NACCO Industries, Inc., Class
A 402 14,870
NextDecade Corp.* 3,216 17,913
Nordic American Tankers Ltd. 19,617 86,119
Northern Oil and Gas, Inc.(a) 7,114 280,078
Overseas Shipholding Group,
Inc., Class A* 5,462 22,340
Par Pacific Holdings, Inc.* 5,233 164,735
PBF Energy, Inc., Class A 11,266 534,459
Peabody Energy Corp.(a) 11,800 264,792
Permian Resources Corp.,
Class A 24,072 281,402
PrimeEnergy Resources
Corp.* 71 6,827
REX American Resources
Corp.* 1,425 52,753

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Riley Exploration Permian, Inc.
(a) 998 37,375
Ring Energy, Inc.*(a) 12,602 30,497
SandRidge Energy, Inc.(a) 1,979 33,801
Scorpio Tankers, Inc. 4,989 234,683
SFL Corp. Ltd. 11,056 109,012
SilverBow Resources, Inc.*(a) 1,673 59,910
Sitio Royalties Corp.(a) 7,642 208,932
SM Energy Co. 11,526 418,279
Talos Energy, Inc.* 10,588 169,408
Teekay Corp.* 6,581 43,829
Teekay Tankers Ltd., Class A 2,270 98,995
Tellurian, Inc.*(a) 47,968 82,505
Uranium Energy Corp.*(a) 34,661 124,780
VAALCO Energy, Inc. 10,190 45,345
Verde Clean Fuels, Inc.*(a) 663 3,607
Vertex Energy, Inc.*(a) 6,390 33,675
Vital Energy, Inc.*(a) 1,591 83,973
Vitesse Energy, Inc. 2,373 59,776
W&T Offshore, Inc.* 9,007 39,451
World Kinect Corp. 5,744 129,470
11,119,654
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,580 50,923
Glatfelter Corp.* 4,694 15,960
Sylvamo Corp.(a) 3,470 170,273
237,156
Passenger Airlines 0.5%
Allegiant Travel Co.* 1,534 189,756
Blade Air Mobility, Inc.* 5,011 20,896
Frontier Group Holdings, Inc.* 3,702 34,429
Hawaiian Holdings, Inc.* 4,651 53,905
JetBlue Airways Corp.* 31,314 243,310
Joby Aviation, Inc.*(a) 26,388 236,172
SkyWest, Inc.* 4,764 209,568
Spirit Airlines, Inc. 10,673 195,316
Sun Country Airlines Holdings,
Inc.* 3,569 76,948
1,260,300
Personal Care Products 0.9%
Beauty Health Co. (The)* 8,477 70,274
BellRing Brands, Inc.* 12,717 457,176
Edgewell Personal Care Co. 4,872 192,006
elf Beauty, Inc.* 4,755 555,004
Herbalife Ltd.* 9,601 155,920
Inter Parfums, Inc. 1,759 263,076
Medifast, Inc.(a) 1,006 102,501
Nature's Sunshine Products,
Inc.* 1,134 15,819
Nu Skin Enterprises, Inc.,
Class A 4,818 141,601
Thorne HealthTech, Inc.* 1,655 9,880
USANA Health Sciences, Inc.* 1,073 69,649
Waldencast plc*(a) 1,896 10,523
2,043,429
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.* 6,353 62,704
Amneal Pharmaceuticals, Inc.* 10,204 32,653
Amphastar Pharmaceuticals,
Inc.* 3,655 221,822
Common Stocks
Shares Value ($)
Pharmaceuticals
Amylyx Pharmaceuticals,
Inc.*(a) 4,884 114,530
ANI Pharmaceuticals, Inc.* 1,211 63,638
Arvinas, Inc.* 4,598 113,663
Assertio Holdings, Inc.*(a) 8,400 47,796
Atea Pharmaceuticals, Inc.* 7,410 25,416
Axsome Therapeutics, Inc.*(a) 3,113 244,277
Biote Corp., Class A* 1,325 9,037
Bright Green Corp.*(a) 7,756 5,739
Cara Therapeutics, Inc.* 4,282 14,259
Cassava Sciences, Inc.*(a) 3,727 81,919
Citius Pharmaceuticals,
Inc.*(a) 11,629 11,512
Collegium Pharmaceutical,
Inc.* 3,264 74,289
Corcept Therapeutics, Inc.*(a) 7,594 193,495
CorMedix, Inc.*(a) 4,222 18,661
Cymabay Therapeutics, Inc.* 9,282 121,130
DICE Therapeutics, Inc.* 3,666 172,302
Edgewise Therapeutics,
Inc.*(a) 3,852 28,081
Enliven Therapeutics, Inc.*(a) 2,209 41,839
Evolus, Inc.* 3,918 39,258
Eyenovia, Inc.*(a) 2,721 5,796
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 34,113
Harmony Biosciences
Holdings, Inc.* 3,122 110,425
Harrow Health, Inc.* 2,461 54,339
Ikena Oncology, Inc.* 2,012 10,362
Innoviva, Inc.* 6,015 81,503
Intra-Cellular Therapies, Inc.* 8,867 548,335
Ligand Pharmaceuticals, Inc.* 1,578 105,616
Liquidia Corp.*(a) 4,270 32,964
Longboard Pharmaceuticals,
Inc.* 1,474 10,613
Marinus Pharmaceuticals, Inc.* 4,715 50,168
NGM Biopharmaceuticals,
Inc.* 3,797 8,999
Nuvation Bio, Inc.* 14,237 26,338
Ocular Therapeutix, Inc.* 7,507 34,082
Omeros Corp.*(a) 5,761 25,060
Optinose, Inc.*(a) 6,899 8,313
Pacira BioSciences, Inc.*(a) 4,431 161,067
Phathom Pharmaceuticals,
Inc.* 2,538 38,603
Phibro Animal Health Corp.,
Class A 2,135 30,915
Pliant Therapeutics, Inc.* 5,347 95,391
Prestige Consumer
Healthcare, Inc.* 4,739 309,030
Reata Pharmaceuticals, Inc.,
Class A* 2,705 447,894
Revance Therapeutics, Inc.*(a) 7,770 183,605
Scilex Holding Co.* 6,009 32,869
scPharmaceuticals, Inc.*(a) 2,733 23,039
SIGA Technologies, Inc.(a) 4,443 25,503
Supernus Pharmaceuticals,
Inc.* 4,647 142,616
Taro Pharmaceutical Industries
Ltd.*(a) 774 28,290

88 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Tarsus Pharmaceuticals,
Inc.*(a) 2,231 49,104
Terns Pharmaceuticals, Inc.* 4,055 29,277
Theravance Biopharma,
Inc.*(a) 6,461 63,899
Theseus Pharmaceuticals,
Inc.* 1,731 5,834
Third Harmonic Bio, Inc.* 1,143 8,104
Trevi Therapeutics, Inc.* 3,939 9,375
Ventyx Biosciences, Inc.* 4,428 164,057
Verrica Pharmaceuticals,
Inc.*(a) 1,975 11,534
WaVe Life Sciences Ltd.*(a) 5,595 24,450
Xeris Biopharma Holdings,
Inc.*(a) 11,522 30,072
Zevra Therapeutics, Inc.*(a) 3,282 16,016
4,815,590
Professional Services 2.3%
Alight, Inc., Class A* 37,697 368,677
ASGN, Inc.* 4,637 353,896
Asure Software, Inc.* 1,259 17,173
Barrett Business Services, Inc. 676 61,333
BlackSky Technology, Inc.,
Class A* 11,187 22,262
CBIZ, Inc.* 4,547 240,491
Conduent, Inc.* 16,082 55,644
CRA International, Inc. 674 67,461
CSG Systems International,
Inc. 2,911 150,178
ExlService Holdings, Inc.* 3,077 433,703
Exponent, Inc. 4,839 433,478
First Advantage Corp.* 5,393 80,895
FiscalNote Holdings, Inc.*(a) 5,892 19,326
Forrester Research, Inc.* 1,137 36,236
Franklin Covey Co.* 1,198 57,085
Heidrick & Struggles
International, Inc. 1,849 50,422
HireQuest, Inc. 507 12,680
HireRight Holdings Corp.* 2,121 22,716
Huron Consulting Group, Inc.* 1,850 174,954
IBEX Holdings Ltd.* 1,125 22,331
ICF International, Inc. 1,788 210,251
Innodata, Inc.*(a) 2,387 30,625
Insperity, Inc. 3,452 406,128
Kelly Services, Inc., Class A 3,187 58,386
Kforce, Inc. 1,940 123,074
Korn Ferry 5,018 264,348
Legalzoom.com, Inc.* 9,858 150,630
Maximus, Inc. 5,737 480,531
Mistras Group, Inc.* 1,971 15,256
NV5 Global, Inc.* 1,315 144,058
Planet Labs PBC*(a) 19,050 70,866
Resources Connection, Inc. 2,989 47,764
Skillsoft Corp.* 6,992 9,229
Sterling Check Corp.* 2,353 28,260
TriNet Group, Inc.* 3,563 374,934
TrueBlue, Inc.* 3,067 45,852
TTEC Holdings, Inc. 1,893 65,195
Upwork, Inc.* 11,320 118,068
Verra Mobility Corp., Class A* 13,543 284,268
Common Stocks
Shares Value ($)
Professional Services
Willdan Group, Inc.* 1,086 21,915
5,630,579
Real Estate Management & Development 0.8%
American Realty Investors,
Inc.*(a) 278 5,254
Anywhere Real Estate, Inc.* 10,841 90,847
Compass, Inc., Class A* 29,047 121,707
Cushman & Wakefield plc* 14,864 146,113
DigitalBridge Group, Inc. 15,638 250,521
Douglas Elliman, Inc. 7,243 16,007
eXp World Holdings, Inc.(a) 6,547 163,282
Forestar Group, Inc.* 1,740 51,295
FRP Holdings, Inc.* 633 36,315
Kennedy-Wilson Holdings, Inc.
(a) 11,568 190,872
Marcus & Millichap, Inc. 2,505 91,883
Maui Land & Pineapple Co.,
Inc.* 714 10,646
Newmark Group, Inc., Class A 12,569 86,977
Opendoor Technologies, Inc.* 51,669 264,029
RE/MAX Holdings, Inc., Class
A 1,632 32,167
Redfin Corp.* 10,013 149,995
RMR Group, Inc. (The), Class
A 1,446 34,097
St Joe Co. (The) 3,364 213,547
Stratus Properties, Inc. 455 12,913
Tejon Ranch Co.* 2,095 36,893
Transcontinental Realty
Investors, Inc.* 160 5,598
2,010,958
Residential REITs 0.4%
Apartment Investment and
Management Co., Class A 14,194 118,236
BRT Apartments Corp. 1,127 21,943
Centerspace 1,394 86,609
Clipper Realty, Inc. 1,519 9,722
Elme Communities 8,493 138,011
Independence Realty Trust,
Inc. 21,561 367,399
NexPoint Residential Trust,
Inc. 2,113 87,816
UMH Properties, Inc. 5,133 85,465
Veris Residential, Inc.* 7,491 139,932
1,055,133
Retail REITs 1.2%
Acadia Realty Trust 8,032 126,183
Alexander's, Inc. 222 42,928
CBL & Associates Properties,
Inc. 2,580 56,167
Getty Realty Corp. 4,245 137,198
InvenTrust Properties Corp. 6,382 155,338
Kite Realty Group Trust 20,713 473,913
Macerich Co. (The) 20,735 264,371
Necessity Retail REIT, Inc.
(The), Class A 12,886 91,491
NETSTREIT Corp. 5,802 103,798
Phillips Edison & Co., Inc. 11,149 393,671
Retail Opportunity Investments
Corp. 11,703 172,385

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Retail REITs
RPT Realty 8,009 87,058
Saul Centers, Inc. 1,049 40,439
SITE Centers Corp. 18,520 260,206
Tanger Factory Outlet Centers,
Inc. 9,671 226,398
Urban Edge Properties 11,033 187,671
Urstadt Biddle Properties, Inc.,
Class A 2,670 60,556
Whitestone REIT 4,399 45,398
2,925,169
Semiconductors & Semiconductor Equipment 3.2%
ACM Research, Inc., Class A* 4,855 63,601
Aehr Test Systems*(a) 2,448 127,688
Alpha & Omega
Semiconductor Ltd.* 2,256 74,177
Ambarella, Inc.*(a) 3,528 294,306
Amkor Technology, Inc. 9,726 282,929
Atomera, Inc.*(a) 2,268 19,573
Axcelis Technologies, Inc.* 3,101 621,688
CEVA, Inc.* 2,305 62,604
Cohu, Inc.* 4,465 194,897
Credo Technology Group
Holding Ltd.* 9,267 157,261
Diodes, Inc.* 4,278 404,228
FormFactor, Inc.* 7,269 270,116
Ichor Holdings Ltd.* 2,684 103,924
Impinj, Inc.*(a) 2,176 144,965
indie Semiconductor, Inc.,
Class A* 13,043 123,648
inTEST Corp.* 1,016 21,499
Kulicke & Soffa Industries, Inc.
(a) 5,291 316,825
MACOM Technology Solutions
Holdings, Inc.* 5,215 364,633
Maxeon Solar Technologies
Ltd.* 2,388 58,960
MaxLinear, Inc., Class A*(a) 7,103 175,231
Navitas Semiconductor
Corp.*(a) 9,660 102,203
NVE Corp. 451 35,724
Onto Innovation, Inc.* 4,705 584,926
PDF Solutions, Inc.* 2,953 135,808
Photronics, Inc.* 5,721 151,320
Power Integrations, Inc. 5,370 521,642
Rambus, Inc.* 10,326 646,511
Semtech Corp.*(a) 5,961 174,061
Silicon Laboratories, Inc.* 3,012 449,210
SiTime Corp.* 1,626 209,770
SkyWater Technology, Inc.*(a) 1,280 12,518
SMART Global Holdings, Inc.* 4,601 122,387
Synaptics, Inc.* 3,820 344,984
Transphorm, Inc.* 2,324 7,251
Ultra Clean Holdings, Inc.* 4,286 163,297
Veeco Instruments, Inc.* 4,784 134,717
7,679,082
Software 5.6%
8x8, Inc.*(a) 10,793 51,159
A10 Networks, Inc. 6,687 103,782
ACI Worldwide, Inc.* 10,272 238,208
Adeia, Inc. 9,947 119,563
Agilysys, Inc.* 1,854 136,510
Common Stocks
Shares Value ($)
Software
Alarm.com Holdings, Inc.* 4,532 250,212
Alkami Technology, Inc.* 3,588 60,565
Altair Engineering, Inc., Class
A*(a) 5,087 381,220
American Software, Inc., Class
A 3,331 38,406
Amplitude, Inc., Class A* 6,409 74,216
Appfolio, Inc., Class A* 1,851 334,272
Appian Corp., Class A* 3,931 202,525
Applied Digital Corp.* 6,614 63,362
Asana, Inc., Class A* 7,523 182,658
Aurora Innovation, Inc.*(a) 28,782 94,405
AvePoint, Inc.*(a) 14,514 89,987
Bit Digital, Inc.*(a) 6,842 30,310
Blackbaud, Inc.*(a) 4,124 311,156
BlackLine, Inc.* 5,329 309,508
Box, Inc., Class A* 13,306 415,813
Braze, Inc., Class A*(a) 3,268 148,563
C3.ai, Inc., Class A*(a) 5,688 238,896
Cerence, Inc.* 3,839 106,763
Cipher Mining, Inc.*(a) 3,519 13,372
Cleanspark, Inc.*(a) 6,773 40,706
Clear Secure, Inc., Class A(a) 7,892 187,119
CommVault Systems, Inc.* 4,293 334,554
Consensus Cloud Solutions,
Inc.* 1,850 59,959
CoreCard Corp.*(a) 685 16,461
Couchbase, Inc.*(a) 3,302 55,110
CS Disco, Inc.* 2,101 20,464
Digimarc Corp.*(a) 1,247 36,911
Digital Turbine, Inc.* 9,179 99,500
Domo, Inc., Class B* 3,041 54,343
E2open Parent Holdings, Inc.* 18,623 95,909
Ebix, Inc.(a) 2,515 77,864
eGain Corp.* 2,246 16,553
Enfusion, Inc., Class A* 2,338 25,367
EngageSmart, Inc.* 4,600 87,216
Envestnet, Inc.* 5,004 310,148
Everbridge, Inc.* 3,919 120,862
EverCommerce, Inc.* 2,238 26,140
Expensify, Inc., Class A* 5,227 42,130
ForgeRock, Inc., Class A*(a) 4,597 94,928
Freshworks, Inc., Class A* 15,341 286,263
Instructure Holdings, Inc.* 1,705 46,325
Intapp, Inc.* 1,501 61,631
InterDigital, Inc. 2,566 237,843
Jamf Holding Corp.* 6,614 143,656
Kaltura, Inc.*(a) 7,855 15,867
LivePerson, Inc.* 7,068 33,573
LiveRamp Holdings, Inc.* 6,164 175,921
LiveVox Holdings, Inc.* 3,238 9,423
Marathon Digital Holdings,
Inc.*(a) 15,937 276,826
Matterport, Inc.* 23,744 80,492
MeridianLink, Inc.* 2,486 55,537
MicroStrategy, Inc., Class
A*(a) 1,047 458,460
Mitek Systems, Inc.* 3,977 40,605
Model N, Inc.* 3,557 118,519
N-able, Inc.* 6,696 94,213
NextNav, Inc.*(a) 5,715 18,345
Olo, Inc., Class A* 9,933 78,073

90 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
ON24, Inc.(a) 4,360 38,586
OneSpan, Inc.* 3,599 49,450
PagerDuty, Inc.* 8,414 218,091
PowerSchool Holdings, Inc.,
Class A*(a) 5,307 128,270
Progress Software Corp. 4,054 243,483
PROS Holdings, Inc.*(a) 4,276 162,488
Q2 Holdings, Inc.* 5,295 187,814
Qualys, Inc.* 3,523 488,992
Rapid7, Inc.*(a) 5,720 262,605
Red Violet, Inc.*(a) 1,059 21,932
Rimini Street, Inc.* 4,202 11,429
Riot Platforms, Inc.*(a) 14,991 277,633
Sapiens International Corp.
NV 2,958 79,689
SEMrush Holdings, Inc., Class
A* 2,966 31,469
SolarWinds Corp.* 4,913 51,783
SoundHound AI, Inc.*(a) 13,248 30,868
SoundThinking, Inc.* 841 19,108
Sprinklr, Inc., Class A* 8,236 115,633
Sprout Social, Inc., Class A*(a) 4,514 257,930
SPS Commerce, Inc.* 3,473 626,495
Tenable Holdings, Inc.* 10,812 526,112
Terawulf, Inc.*(a) 5,750 16,790
Varonis Systems, Inc., Class
B* 10,320 296,184
Verint Systems, Inc.* 6,243 233,301
Veritone, Inc.*(a) 2,716 12,534
Viant Technology, Inc., Class
A* 1,092 5,285
Weave Communications, Inc.* 2,679 32,148
Workiva, Inc., Class A* 4,631 487,598
Xperi, Inc.* 3,978 52,191
Yext, Inc.* 10,501 102,070
Zeta Global Holdings Corp.,
Class A* 12,705 117,140
Zuora, Inc., Class A* 11,864 139,165
13,353,513
Specialized REITs 0.5%
Farmland Partners, Inc. 4,575 52,567
Four Corners Property Trust,
Inc. 8,207 215,844
Gladstone Land Corp. 3,282 54,941
Outfront Media, Inc. 13,909 215,033
PotlatchDeltic Corp. 7,631 409,250
Safehold, Inc. 2,820 69,739
Uniti Group, Inc. 22,331 124,607
1,141,981
Specialty Retail 2.5%
1-800-Flowers.com, Inc.,
Class A* 2,631 22,837
Aaron's Co., Inc. (The) 2,877 45,514
Abercrombie & Fitch Co.,
Class A*(a) 4,735 187,553
Academy Sports & Outdoors,
Inc.(a) 7,231 432,341
American Eagle Outfitters, Inc. 17,303 243,107
America's Car-Mart, Inc.* 575 68,494
Arko Corp. 7,859 65,544
Common Stocks
Shares Value ($)
Specialty Retail
Asbury Automotive Group,
Inc.* 2,052 462,931
BARK, Inc.* 10,233 14,736
Big 5 Sporting Goods Corp. 1,973 18,882
Boot Barn Holdings, Inc.* 2,836 266,300
Buckle, Inc. (The) 2,790 102,002
Build-A-Bear Workshop, Inc. 1,190 29,214
Caleres, Inc. 3,322 89,827
Camping World Holdings, Inc.,
Class A(a) 3,958 126,775
CarParts.com, Inc.* 4,490 22,540
Carvana Co., Class A*(a) 5,635 258,928
Cato Corp. (The), Class A 1,875 15,937
Chico's FAS, Inc.* 11,400 69,540
Children's Place, Inc. (The)* 1,233 38,766
Designer Brands, Inc., Class A 4,669 46,457
Destination XL Group, Inc.* 6,165 31,811
Duluth Holdings, Inc., Class B* 1,128 8,189
Envela Corp.* 876 6,561
EVgo, Inc., Class A*(a) 7,122 31,123
Foot Locker, Inc.(a) 7,778 208,995
Franchise Group, Inc.(a) 2,386 71,007
Genesco, Inc.* 1,036 29,226
Group 1 Automotive, Inc. 1,356 350,567
GrowGeneration Corp.* 5,296 21,078
Guess?, Inc.(a) 2,927 61,438
Haverty Furniture Cos., Inc. 1,344 47,846
Hibbett, Inc. 1,219 56,562
J Jill, Inc.* 431 9,784
Lands' End, Inc.*(a) 1,408 13,207
Lazydays Holdings, Inc.*(a) 1,198 15,706
Leslie's, Inc.* 16,817 107,124
MarineMax, Inc.*(a) 1,999 80,620
Monro, Inc. 3,038 111,343
National Vision Holdings, Inc.* 7,591 164,193
ODP Corp. (The)* 3,245 161,861
OneWater Marine, Inc., Class
A* 1,039 39,118
Overstock.com, Inc.*(a) 4,375 159,556
PetMed Express, Inc. 1,978 28,978
Rent the Runway, Inc., Class
A* 5,433 10,051
Revolve Group, Inc., Class
A*(a) 3,707 73,102
Sally Beauty Holdings, Inc.*(a) 10,443 125,003
Shoe Carnival, Inc. 1,575 41,911
Signet Jewelers Ltd.(a) 4,221 339,748
Sleep Number Corp.* 2,022 55,989
Sonic Automotive, Inc., Class
A 1,486 71,165
Sportsman's Warehouse
Holdings, Inc.* 2,986 18,812
Stitch Fix, Inc., Class A* 7,702 39,357
ThredUp, Inc., Class A*(a) 7,836 27,583
Tile Shop Holdings, Inc.* 3,582 22,781
Tilly's, Inc., Class A* 2,277 19,742
Torrid Holdings, Inc.*(a) 1,732 4,711
Upbound Group, Inc. 5,218 180,699
Urban Outfitters, Inc.* 6,045 219,857
Warby Parker, Inc., Class A* 8,208 122,627
Winmark Corp. 273 99,225

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 1,500 28,290
5,944,771
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc.* 3,409 81,270
CompoSecure, Inc.*(a) 1,556 11,545
Corsair Gaming, Inc.* 3,937 72,756
CPI Card Group, Inc.*(a) 403 9,837
Eastman Kodak Co.* 5,475 30,058
Immersion Corp. 1,845 13,026
Intevac, Inc.* 2,415 8,646
IonQ, Inc.*(a) 15,219 292,966
Super Micro Computer, Inc.* 4,392 1,450,546
Turtle Beach Corp.* 1,441 16,211
Xerox Holdings Corp. 11,026 176,195
2,163,056
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A* 8,239 12,358
Figs, Inc., Class A* 12,510 92,074
Fossil Group, Inc.* 4,469 12,424
G-III Apparel Group Ltd.* 4,123 85,387
Hanesbrands, Inc. 33,325 175,623
Kontoor Brands, Inc.(a) 5,368 227,388
Movado Group, Inc. 1,414 40,582
Oxford Industries, Inc. 1,409 151,961
Rocky Brands, Inc. 800 16,096
Steven Madden Ltd. 7,296 243,540
Vera Bradley, Inc.* 2,482 16,729
Wolverine World Wide, Inc. 7,397 93,720
1,167,882
Tobacco 0.1%
Turning Point Brands, Inc. 1,674 39,925
Universal Corp. 2,373 120,002
Vector Group Ltd. 13,998 183,654
343,581
Trading Companies & Distributors 2.0%
Alta Equipment Group, Inc. 1,843 29,764
Applied Industrial
Technologies, Inc. 3,643 528,199
Beacon Roofing Supply, Inc.* 4,630 396,652
BlueLinx Holdings, Inc.*(a) 850 80,104
Boise Cascade Co. 3,809 394,193
Custom Truck One Source,
Inc.* 5,616 38,863
Distribution Solutions Group,
Inc.* 529 29,328
DXP Enterprises, Inc.* 1,451 55,109
EVI Industries, Inc.* 449 11,423
FTAI Aviation Ltd. 9,426 303,611
GATX Corp. 3,383 424,093
Global Industrial Co. 1,274 36,309
GMS, Inc.* 4,015 295,865
H&E Equipment Services, Inc. 3,118 151,472
Herc Holdings, Inc. 2,677 358,263
Hudson Technologies, Inc.* 4,472 40,651
Karat Packaging, Inc. 412 8,376
McGrath RentCorp 2,363 227,746
MRC Global, Inc.* 7,907 89,270
NOW, Inc.* 10,323 117,579
Rush Enterprises, Inc., Class A 4,001 258,785
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class
B 610 41,913
Textainer Group Holdings Ltd. 4,117 169,209
Titan Machinery, Inc.* 1,946 62,116
Transcat, Inc.* 692 58,045
Triton International Ltd. 5,169 435,798
Veritiv Corp. 1,265 177,264
Willis Lease Finance Corp.* 268 11,334
Xometry, Inc., Class A*(a) 3,329 69,110
4,900,444
Water Utilities 0.5%
American States Water Co. 3,545 313,414
Artesian Resources Corp.,
Class A(a) 798 36,357
Cadiz, Inc.*(a) 3,838 15,889
California Water Service
Group 5,355 283,922
Consolidated Water Co. Ltd.(a) 1,424 27,854
Global Water Resources, Inc. 1,383 17,564
Middlesex Water Co.(a) 1,708 137,357
Pure Cycle Corp.* 1,661 20,464
SJW Group 2,935 206,800
York Water Co. (The) 1,392 57,531
1,117,152
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 6,277 94,594
Shenandoah
Telecommunications Co. 4,580 85,509
Spok Holdings, Inc. 1,682 24,658
Telephone & Data Systems,
Inc.(a) 9,603 77,016
281,777
Total Common Stocks
(cost $200,747,200) 239,798,854
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 97
97
Total Rights
(cost $3,780) 97

92 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Repurchase Agreement 5.1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $12,312,722,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052;
total market value
$12,558,976.(b) 12,310,916 12,310,916
Total Repurchase Agreement
(cost $12,310,916) 12,310,916
Total Investments
(cost $213,092,789) — 105.0% 252,143,815
Liabilities in excess of other assets — (5.0)% (12,028,576)
NET ASSETS — 100.0%
$ 240,115,239
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2023. The total value of securities on loan as of
July 31, 2023 was $32,229,090, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $12,310,916 and by $20,668,537 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 8/10/2023 – 2/15/2053, a total value of $32,979,453.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $12,310,916.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 112 9/2023 USD 1,127,616 27,307
Net contracts 27,307
As of July 31, 2023, the Fund had $92,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

94 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 33,948 $ – $ – $ 33,948
  Common Stocks
Aerospace & Defense 2,037,258 – – 2,037,258
Air Freight & Logistics 725,427 – – 725,427
Automobile Components 3,676,390 – – 3,676,390
Automobiles 346,013 – – 346,013
Banks 20,747,915 – – 20,747,915
Beverages 921,699 – – 921,699
Biotechnology 16,862,259 – – 16,862,259
Broadline Retail 163,223 – – 163,223
Building Products 4,224,137 – – 4,224,137
Capital Markets 3,401,691 – – 3,401,691
Chemicals 4,775,746 – – 4,775,746
Commercial Services & Supplies 3,518,608 – – 3,518,608
Communications Equipment 1,739,947 – – 1,739,947
Construction & Engineering 3,504,864 – – 3,504,864
Construction Materials 659,705 – – 659,705
Consumer Finance 2,127,123 – – 2,127,123
Consumer Staples Distribution & Retail 1,310,572 – – 1,310,572
Containers & Packaging 787,230 – – 787,230
Distributors 18,154 – – 18,154
Diversified Consumer Services 2,468,158 – – 2,468,158
Diversified REITs 1,334,061 – – 1,334,061
Diversified Telecommunication Services 1,078,506 – – 1,078,506
Electric Utilities 1,739,557 – – 1,739,557
Electrical Equipment 3,968,752 – – 3,968,752
Electronic Equipment, Instruments &
Components 6,533,952 – – 6,533,952
Energy Equipment & Services 6,361,315 – – 6,361,315
Entertainment 960,742 – – 960,742
Financial Services 5,252,028 – – 5,252,028
Food Products 2,739,490 – – 2,739,490
Gas Utilities 2,311,528 – – 2,311,528
Ground Transportation 1,173,256 – – 1,173,256
Health Care Equipment & Supplies 7,997,886 – – 7,997,886
Health Care Providers & Services 6,461,457 – – 6,461,457
Health Care REITs 1,410,197 – – 1,410,197
Health Care Technology 1,450,270 – – 1,450,270
Hotel & Resort REITs 1,987,808 – – 1,987,808
Hotels, Restaurants & Leisure 5,589,696 – – 5,589,696
Household Durables 5,158,991 – – 5,158,991
Household Products 761,774 – – 761,774
Independent Power and Renewable
Electricity Producers 680,036 – – 680,036
Industrial Conglomerates 51,300 – – 51,300
Industrial REITs 1,039,264 – – 1,039,264
Insurance 4,071,137 – – 4,071,137
Interactive Media & Services 1,825,979 – – 1,825,979
IT Services 1,213,849 – – 1,213,849
Leisure Products 1,073,149 – – 1,073,149
Life Sciences Tools & Services 1,048,575 – – 1,048,575
Machinery 8,780,274 – – 8,780,274
Marine Transportation 676,941 – – 676,941
Media 1,850,076 – – 1,850,076
Metals & Mining 4,517,388 – – 4,517,388
Mortgage Real Estate Investment Trusts
(REITs) 2,913,639 – – 2,913,639
Multi-Utilities 1,040,128 – – 1,040,128
Office REITs 1,538,527 – – 1,538,527
Oil, Gas & Consumable Fuels 11,119,654 – – 11,119,654

Nationwide Small Cap Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 95
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Level 1 Level 2 Level 3 Total
Assets:
Paper & Forest Products $ 237,156 $ – $ – $ 237,156
Passenger Airlines 1,260,300 – – 1,260,300
Personal Care Products 2,043,429 – – 2,043,429
Pharmaceuticals 4,815,590 – – 4,815,590
Professional Services 5,630,579 – – 5,630,579
Real Estate Management & Development 2,010,958 – – 2,010,958
Residential REITs 1,055,133 – – 1,055,133
Retail REITs 2,925,169 – – 2,925,169
Semiconductors & Semiconductor
Equipment 7,679,082 – – 7,679,082
Software 13,353,513 – – 13,353,513
Specialized REITs 1,141,981 – – 1,141,981
Specialty Retail 5,944,771 – – 5,944,771
Technology Hardware, Storage & Peripherals 2,163,056 – – 2,163,056
Textiles, Apparel & Luxury Goods 1,167,882 – – 1,167,882
Tobacco 343,581 – – 343,581
Trading Companies & Distributors 4,900,444 – – 4,900,444
Water Utilities 1,117,152 – – 1,117,152
Wireless Telecommunication Services 281,777 – – 281,777
Total Common Stocks $ 239,798,854 $ – $ – $ 239,798,854
Futures Contracts 27,307 – – 27,307
Repurchase Agreement – 12,310,916 – 12,310,916
Rights – – 97 97
Total $ 239,860,109 $ 12,310,916 $ 97 $ 252,171,122
As of July 31, 2023, the fund held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 10,300 10,300
Purchases — —
Sales (10,300) (10,300)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 97 97
Transfers out of Level 3 — —
Balance as of 7/31/2023 $ 97 $ 97
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 7/31/2023 $ — $ —

96 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide Small Cap Index Fund
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 27,307
Total $ 27,307
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 97
Common Stocks 98.1%
Shares Value ($)
Aerospace & Defense 7.2%
Boeing Co. (The)* 38,153 9,112,844
General Dynamics Corp. 38,153 8,530,248
L3Harris Technologies, Inc. 38,153 7,229,612
Lockheed Martin Corp. 38,153 17,030,355
RTX Corp. 38,153 3,354,793
45,257,852
Automobiles 1.6%
Tesla, Inc.* 38,153 10,203,257
Biotechnology 3.7%
Amgen, Inc. 38,153 8,933,525
Biogen, Inc.* 38,153 10,308,559
Gilead Sciences, Inc. 38,153 2,904,969
Myriad Genetics, Inc.* 38,153 852,720
22,999,773
Broadline Retail 2.0%
Alibaba Group Holding Ltd.,
ADR-CN* 38,153 3,897,711
Amazon.com, Inc.* 38,153 5,100,293
eBay, Inc. 38,153 1,698,190
JD.com, Inc., ADR-CN 38,153 1,576,100
12,272,294
Chemicals 0.5%
DuPont de Nemours, Inc. 38,153 2,961,817
Communications Equipment 4.6%
Ciena Corp.*(a) 38,153 1,610,057
Cisco Systems, Inc. 38,153 1,985,482
F5, Inc.* 38,153 6,037,331
Juniper Networks, Inc. 38,153 1,060,653
Motorola Solutions, Inc. 38,153 10,935,794
Nokia OYJ, ADR-FI 38,153 150,323
Ubiquiti, Inc.(a) 38,153 6,777,881
Viavi Solutions, Inc.* 38,153 414,723
28,972,244
Diversified Telecommunication Services 0.1%
AT&T, Inc. 38,153 553,982
Electrical Equipment 0.3%
Sensata Technologies Holding
plc 38,153 1,611,964
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 38,153 3,369,292
Corning, Inc. 38,153 1,294,913
LG Display Co. Ltd., ADR-KR* 38,153 202,592
4,866,797
Energy Equipment & Services 0.7%
Halliburton Co. 38,153 1,491,019
NOV, Inc. 38,153 766,112
Schlumberger NV 38,153 2,225,846
4,482,977
Entertainment 0.6%
Activision Blizzard, Inc.* 38,153 3,539,072
Financial Services 3.9%
Mastercard, Inc., Class A 38,153 15,042,965
Visa, Inc., Class A(a) 38,153 9,070,113
24,113,078
Health Care Equipment & Supplies 1.1%
Baxter International, Inc. 38,153 1,725,660
Boston Scientific Corp.* 38,153 1,978,233
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 38,153 3,348,307
7,052,200
Health Care Technology 1.2%
Veeva Systems, Inc., Class A* 38,153 7,791,606
Household Durables 0.9%
Garmin Ltd. 38,153 4,040,021
iRobot Corp.*(a) 38,153 1,526,120
5,566,141
Industrial Conglomerates 1.2%
Honeywell International, Inc. 38,153 7,406,642
Interactive Media & Services 3.2%
Alphabet, Inc., Class A* 38,153 5,063,666
Meta Platforms, Inc., Class A* 38,153 12,155,546
Ziff Davis, Inc.* 38,153 2,766,855
19,986,067
IT Services 3.5%
Akamai Technologies, Inc.* 38,153 3,605,459
Amdocs Ltd. 38,153 3,572,647
DXC Technology Co.* 38,153 1,054,930
International Business
Machines Corp. 38,153 5,500,900
VeriSign, Inc.* 38,153 8,048,375
21,782,311
Life Sciences Tools & Services 6.8%
Agilent Technologies, Inc. 38,153 4,645,891
Danaher Corp. 38,153 9,731,304
Illumina, Inc.* 38,153 7,331,099
Thermo Fisher Scientific, Inc. 38,153 20,933,025
42,641,319
Pharmaceuticals 1.5%
AstraZeneca plc, ADR-UK 38,153 2,735,570
Bausch Health Cos., Inc.* 38,153 370,465
Bristol-Myers Squibb Co. 38,153 2,372,735
Novartis AG, ADR-CH 38,153 4,002,250
9,481,020
Professional Services 1.5%
Automatic Data Processing,
Inc. 38,153 9,433,711
Semiconductors & Semiconductor Equipment 29.7%
Advanced Micro Devices, Inc.* 38,153 4,364,703
Analog Devices, Inc. 38,153 7,612,668
Applied Materials, Inc. 38,153 5,783,613
ASML Holding NV
(Registered), NYRS-NL 38,153 27,333,191
Broadcom, Inc. 38,153 34,286,193
FormFactor, Inc.* 38,153 1,417,766
Intel Corp. 38,153 1,364,733
KLA Corp. 38,153 19,608,734
Lam Research Corp. 38,153 27,412,549
Microchip Technology, Inc. 38,153 3,584,093
Micron Technology, Inc. 38,153 2,723,743
NVIDIA Corp. 38,153 17,828,515
NXP Semiconductors NV 38,153 8,507,356
ON Semiconductor Corp.* 38,153 4,110,986
QUALCOMM, Inc. 38,153 5,042,682
Synaptics, Inc.* 38,153 3,445,597
Teradyne, Inc. 38,153 4,309,000

98 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 38,153 6,867,540
185,603,662
Software 18.8%
Adeia, Inc. 38,153 458,599
Adobe, Inc.* 38,153 20,838,024
Check Point Software
Technologies Ltd.* 38,153 5,044,208
Gen Digital, Inc. 38,153 742,076
InterDigital, Inc.(a) 38,153 3,536,402
Intuit, Inc. 38,153 19,522,890
LiveRamp Holdings, Inc.* 38,153 1,088,887
Microsoft Corp. 38,153 12,816,356
Open Text Corp. 38,153 1,638,671
Oracle Corp. 38,153 4,472,676
Progress Software Corp. 38,153 2,291,469
PTC, Inc.* 38,153 5,563,089
Salesforce, Inc.* 38,153 8,584,807
SAP SE, ADR-DE(a) 38,153 5,202,162
Synopsys, Inc.* 38,153 17,237,525
Teradata Corp.* 38,153 2,168,998
VMware, Inc., Class A* 38,153 6,014,057
117,220,896
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. 38,153 7,495,157
HP, Inc. 38,153 1,252,563
NetApp, Inc. 38,153 2,976,315
Seagate Technology Holdings
plc 38,153 2,422,715
Western Digital Corp.* 38,153 1,623,792
Xerox Holdings Corp. 38,153 609,685
16,380,227
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc.(a) 38,153 305,987
Total Common Stocks
(cost $160,461,101) 612,486,896
Repurchase Agreement 0.5%
Principal
Amount ($)
CF Secured, LLC,
5.28%, dated 7/31/2023,
due 8/1/2023, repurchase
price $3,330,822,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
8/8/2023 - 8/15/2052; total
market value $3,397,438.
(b) 3,330,333 3,330,333
Total Repurchase Agreement
(cost $3,330,333) 3,330,333
Total Investments
(cost $163,791,434) — 98.6% 615,817,229
Other assets in excess of liabilities — 1.4% 8,690,355
NET ASSETS — 100.0%
$ 624,507,584
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2023. The total value of securities on loan as of July
31, 2023 was $7,871,023, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,330,333 and by $4,720,016 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.38%, and maturity dates ranging from
8/10/2023 – 2/15/2053, a total value of $8,050,349.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2023 was $3,330,333.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 99
Futures contracts outstanding as of July 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 23 9/2023 USD 7,294,450 32,315
Net contracts 32,315
As of July 31, 2023, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

100 - Statement of Investments - July 31, 2023 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds' (the “Trust”) investment adviser to the Fund, Nationwide
Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2023 (Unaudited) - Statement of Investments - 101
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
July 31, 2023
:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2023. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 612,486,896 $ – $ – $ 612,486,896
Futures Contracts 32,315 – – 32,315
Repurchase Agreement – 3,330,333 – 3,330,333
Total $ 612,519,211 $ 3,330,333 $ – $ 615,849,544
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 32,315
Total $ 32,315
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.